    FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 22, 2015
                                                    REGISTRATION NO. 333-130989
                                           INVESTMENT COMPANY ACT NO. 811-07325

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4

                               -----------------

                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 41
                                      AND
                            REGISTRATION STATEMENT
                                     UNDER
                      THE INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 159

                               -----------------

             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                         PRUCO LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2992
                                (973) 802-7333
   (ADDRESS AND TELEPHONE NUMBER OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                               -----------------

                              J. MICHAEL LOW, ESQ
                      LEWIS BRISBOIS BISGAARD & SMITH LLP
         PHOENIX PLAZA TOWER II, 2929 NORTH CENTRAL AVENUE, SUITE 1700
                            PHOENIX, ARIZONA 85012
                                (602) 385-7854
           (NAME, ADDRESS AND TELEPHONE NUMBER OF AGENT FOR SERVICE)

                                  COPIES TO:

                               WILLIAM J. EVERS
                                VICE PRESIDENT
                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2992
                                (973) 802-3716

          APPROXIMATE DATE OF PROPOSED SALE TO THE PUBLIC: CONTINUOUS

                               -----------------

It is proposed that this filing become effective: (check appropriate space)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on December 30, 2015 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a)(i) of Rule 485

[_] on          pursuant to paragraph (a)(i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[_] on          pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                     TITLE OF SECURITIES BEING REGISTERED:

Units of interest in Separate Accounts under variable annuity contracts.

================================================================================

EXPLANATORY NOTE:

Registrant is filing this Post-Effective Amendment No. 41 to Registration Statement No. 333-130989 for the purpose of including in the Registration Statement a Prospectus supplement, a revised Statement of Additional Information, including financial statements filed therewith, and Part C. This Post-Effective Amendment No. 41 incorporates by reference the prospectus dated April 30, 2015, contained in Part A of Post-Effective Amendment No. 40 filed on April 8, 2015.

                         PRUCO LIFE INSURANCE COMPANY
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

                      Supplement dated December 30, 2015
                     to Prospectuses dated April 30, 2015

This supplement should be read and retained with the prospectus for your Annuity. This supplement is intended to update certain information in the Prospectus for the variable annuity you own, and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own. If you would like another copy of the current prospectus, please call us at 1-888-PRU-2888.

This supplement describes a new portfolio of the Advanced Series Trust ("AST").

New AST Portfolio

AST Bond Portfolio 2027. Effective on or about January 4, 2016, a variable investment option that invests in this Portfolio will be added to your Annuity. Please note, however, that the investment option is not available for the allocation of Purchase Payments or for transfers - either incoming or outgoing. This Portfolio is available only with certain optional living benefits. The inside front cover of the prospectus is hereby amended to include the name of this new Portfolio.

In conjunction with the changes described above, we have revised the table in the Prospectus entitled "Underlying Mutual Fund Portfolio Annual Expenses" in "Summary of Contract Fees and Charges".

                                                                    Broker              Total                     Net
                                                          Dividend Fees and Acquired   Annual                   Annual
                                             Distribution Expense  Expenses Portfolio Portfolio  Fee Waiver or   Fund
      Underlying         Management  Other     (12b-1)    on Short on Short  Fees &   Operating     Expense    Operating
       Portfolio            Fees    Expenses     Fees      Sales    Sales   Expenses  Expenses   Reimbursement Expenses
------------------------ ---------- -------- ------------ -------- -------- --------- ---------  ------------- ---------
AST Bond Portfolio 2027     0.48%     0.08%      0.25%      0.00%    0.00%    0.00%     0.81%/1/     0.00%       0.81%

/1/ The Portfolio will commence operations on or about January 4, 2016.
    Estimate based in part on assumed average daily net assets of $200 million for the Portfolio for the fiscal period ending December 31, 2016.

In the section titled, "Investment Options," we add the following summary description for the Portfolio described above to the Investment
Objectives/Policies table as follows:

                                                              PORTFOLIO
STYLE/                                                         ADVISOR/
TYPE            INVESTMENT OBJECTIVES/POLICIES               SUBADVISOR(S)
------- -----------------------------------------------  ----------------------
FIXED   AST Bond Portfolio 2027 : Seeks the highest      PGIM, Inc. (formerly
INCOME  total return for a specific period of time,      Prudential Investment
        consistent with the preservation of capital and    Management, Inc.)
        liquidity needs. Total return is comprised of current income and capital appreciation.


GENPRODSUP5

                                    PART B
                      STATEMENT OF ADDITIONAL INFORMATION


               APRIL 30, 2015, AS SUPPLEMENTED DECEMBER 30, 2015


             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                          VARIABLE ANNUITY CONTRACTS

The Prudential Premier(R) Variable Annuity B Series/SM/ ("B Series") Prudential Premier(R) Variable Annuity L Series/SM/ ("L Series") and Prudential Premier(R) Variable Annuity X Series/SM/ ("X Series") annuity contracts (the "Annuities" or the "Annuity") are individual variable annuity contracts issued by Pruco Life Insurance Company ("Pruco Life"), a stock life insurance company that is an indirect wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life Flexible Premium Variable Annuity Account (the "Account"). Each Annuity could be purchased by making an initial purchase payment of $10,000 or more (except for the B Series, which has a $1,000 minimum initial purchase payment). With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $100 at any time during the accumulation phase. However, we impose a minimum of $50 with respect to additional purchase payments made through electronic fund transfers.


This Statement of Additional Information is not a prospectus and should be read in conjunction with the B Series, the L Series and the X Series prospectus dated April 30, 2015, as supplemented December 30, 2015. To obtain a copy of the prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, Pennsylvania 19176, or contact us by telephone at (888) PRU-2888.


                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
Company                                                                      2
Experts                                                                      2
Principal Underwriter                                                        2
Payments Made to Promote Sale of Our Products                                2
Cyber Security Risk                                                          3
Determination of Accumulation Unit Values                                    3
Separate Account Financial Information                                      A1
Company Financial Information                                               B1

     Pruco Life Insurance Company         Prudential Annuity Service Center
         213 Washington Street                      P.O. Box 7960
         Newark, NY 07102-2992                  Philadelphia, PA 19176
                                                Newark, NY 07102-2992
                                              Telephone: (888) Pru-2888

The Prudential Premier(R) Variable Annuity B Series/SM/, Prudential Premier(R) Variable Annuity L Series/SM/, and Prudential Premier(R) Variable Annuity X Series/SM/ are service marks of The Prudential Insurance Company of America.

                                    COMPANY

Pruco Life Insurance Company ("Pruco Life") is a stock life insurance company organized in 1971 under the laws of the State of Arizona. Pruco Life is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all states except New York.

Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a stock life insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey insurance holding company.

                                    EXPERTS

The consolidated financial statements of Pruco Life Insurance Company and its subsidiaries as of December 31, 2014 and 2013 and for each of the three years in the period ended December 31, 2014 and the financial statements of Pruco Life Flexible Premium Variable Annuity Account as of December 31, 2014 and for each of the periods presented included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 300 Madison Avenue, New York, New York 10017.

                             PRINCIPAL UNDERWRITER

Prudential Annuities Distributors, Inc. ("PAD"), an indirect wholly-owned subsidiary of Prudential Financial, offers each Annuity on a continuous basis in those states in which annuities may be lawfully sold. It may offer the Annuities through licensed insurance producers, or through appropriately registered affiliates of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.

With respect to all individual annuities issued by Pruco Life, PAD received commissions of $773,337,473, $816,806,293 and $1,125,057,236 in 2014, 2013, and
2012, respectively. PAD retained none of those commissions.

As discussed in the prospectus, Pruco Life pays commissions to broker/dealers that sell the Annuities according to one or more schedules, and also may pay non-cash compensation. In addition, Pruco Life may pay trail commissions to selling firms to pay its registered representatives who maintain an ongoing relationship with an annuity owner. Typically, a trail commission is compensation that is paid periodically, the amount of which is linked to the value of the Annuities and the amount of time that the Annuities have been in effect.

                 PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS

In an effort to promote the sale of our products (which may include the placement of Pruco Life and/or each Annuity on a preferred or recommended company or product list and/or access to the firm's registered representatives), we and/or PAD may enter into marketing service agreements with certain broker/dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing, administrative services and/or other services they provide. These services may include, but are not limited to: educating customers of the firm on each Annuity's features; conducting due diligence and analysis, providing office access, operations and systems support; holding seminars intended to educate the firm's registered representatives and make them more knowledgeable about the annuity; providing a dedicated marketing coordinator; providing priority sales desk support; and providing expedited marketing compliance approval. We and/or PAD also may compensate third-party vendors, for services that such vendors render to broker-dealer firms. To the extent permitted by FINRA rules and other applicable laws and regulations, PAD may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

The list below identifies three general types of payments that PAD pays to registered broker-dealers and firms which are broadly defined as follows:

.. Percentage Payments based upon "Assets under Management" or "AUM": This type of payment is a percentage payment that is based upon the total amount held in all Pruco Life products that were sold through the firm.

.. Percentage Payments based upon sales: This type of payment is a percentage payment that is based upon the total amount of money received as purchase payments under Pruco Life annuity products sold through the firm.

.. Fixed payments: These types of payments are made directly to or in sponsorship of the firm.

Examples of arrangements under which such payments may be made currently include, but are not limited to: sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope. In addition, we may make payments upon the initiation of a relationship for systems, operational and other support.

The list in the prospectus includes the names of the firms (or their affiliated broker/dealers) that we are aware (as of December 31, 2014) received payment with respect to annuity business during 2014 (or as to which a payment amount was accrued during 2014). The firms listed include payments in connection with products issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract. During 2014, the least amount paid, and greatest amount paid, were $25.00 and $9,079,316.06, respectively.

                              CYBER SECURITY RISK

With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Pruco Life is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as "cyber security" risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user's computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user's systems, as well as the security, availability, integrity, and confidentiality of data assets.

Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization's systems.

Cyber security failures or breaches that could impact Pruco Life and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Annuity, but also with entities operating the Annuity's underlying funds and with third-party service providers to Pruco Life. Cyber security failures originating with any of the entities involved with the offering and administration of the Annuity may cause significant disruptions in the business operations related to the Annuity. Potential impacts may include, but are not limited to, potential financial losses under the Annuity, your inability to conduct transactions under the Annuity and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Annuity and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.

In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Pruco Life, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Pruco Life may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Pruco Life in enhancing and upgrading computer systems and systems security following a cyber security failure.

The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, and others continue to pose new and significant cyber security threats. Although Pruco Life, our service providers, and the underlying funds offered under the Annuity may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Pruco Life cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.

                   DETERMINATION OF ACCUMULATION UNIT VALUES

The value for each accumulation unit is computed as of the end of each business day. On any given business day the value of a Unit in each subaccount will be determined by multiplying the value of a Unit of that subaccount for the preceding business day by the net investment factor for that subaccount for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the subaccount for that day by the value of the assets of the subaccount for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the annual charge for all insurance and administrative expenses. The value of the assets of a subaccount is determined by multiplying the number of shares of Advanced Series Trust (the "Trust") or other fund held by that subaccount by the net asset value of each share and adding the value of dividends declared by the Trust or other fund but not yet paid.

As we have indicated in the prospectus, each Annuity allows you to select or decline any of several benefit options that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each such annuity feature.

In the prospectus, we set out historical unit values corresponding to the highest and lowest combination of charges. Here, we set out the remaining historical unit values.

                    Separate Account Financial Information

                                  Appendix A

                         Company Financial Information

                                  Appendix B

                               PREMIER B SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

              ACCUMULATION UNIT VALUES: WITH ONLY HD GRO (1.50%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.72335    $ 7.63028      2,766,485
   01/01/2009 to 12/31/2009...........  $ 7.63028    $ 9.34859     14,904,372
   01/01/2010 to 12/31/2010...........  $ 9.34859    $10.31243     20,023,823
   01/01/2011 to 12/31/2011...........  $10.31243    $ 9.89009     15,924,672
   01/01/2012 to 12/31/2012...........  $ 9.89009    $10.96824     17,989,522
   01/01/2013 to 12/31/2013...........  $10.96824    $11.88394     16,308,571
   01/01/2014 to 12/31/2014...........  $11.88394    $12.15543     14,221,492
AST ADVANCED STRATEGIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.83756    $ 7.83651      1,736,431
   01/01/2009 to 12/31/2009...........  $ 7.83651    $ 9.74357      9,538,287
   01/01/2010 to 12/31/2010...........  $ 9.74357    $10.91538     12,264,550
   01/01/2011 to 12/31/2011...........  $10.91538    $10.76640     10,002,302
   01/01/2012 to 12/31/2012...........  $10.76640    $12.05491     11,353,527
   01/01/2013 to 12/31/2013...........  $12.05491    $13.84312     11,185,176
   01/01/2014 to 12/31/2014...........  $13.84312    $14.47156     10,251,150
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.07540    $ 6.98402         66,054
   01/01/2009 to 12/31/2009...........  $ 6.98402    $ 8.10380        370,098
   01/01/2010 to 12/31/2010...........  $ 8.10380    $ 9.08951        533,317
   01/01/2011 to 12/31/2011...........  $ 9.08951    $ 9.27515        365,511
   01/01/2012 to 05/04/2012...........  $ 9.27515    $10.08400              0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.80042    $ 7.93788      3,217,125
   01/01/2009 to 12/31/2009...........  $ 7.93788    $ 9.64261     22,396,485
   01/01/2010 to 12/31/2010...........  $ 9.64261    $10.66999     27,481,570
   01/01/2011 to 12/31/2011...........  $10.66999    $10.38471     23,079,991
   01/01/2012 to 12/31/2012...........  $10.38471    $11.50742     25,587,449
   01/01/2013 to 12/31/2013...........  $11.50742    $13.33818     24,454,242
   01/01/2014 to 12/31/2014...........  $13.33818    $13.99825     21,907,395
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99878    $ 9.17771        355,070
   01/01/2012 to 12/31/2012...........  $ 9.17771    $10.11758        779,818
   01/01/2013 to 12/31/2013...........  $10.11758    $11.04981        819,691
   01/01/2014 to 12/31/2014...........  $11.04981    $11.41945        715,339
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99878    $10.51269         16,207
   01/01/2014 to 12/31/2014...........  $10.51269    $10.72788         78,980
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99918    $ 9.40889              0
   01/01/2010 to 12/31/2010...........  $ 9.40889    $10.25033              0
   01/01/2011 to 12/31/2011...........  $10.25033    $11.07246              0
   01/01/2012 to 12/31/2012...........  $11.07246    $11.36301              0
   01/01/2013 to 12/31/2013...........  $11.36301    $11.11802              0
   01/01/2014 to 12/31/2014...........  $11.11802    $11.00465              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99878    $12.07153       399,857
   01/01/2009 to 12/31/2009...........  $12.07153    $11.17358       478,751
   01/01/2010 to 12/31/2010...........  $11.17358    $12.23975       293,900
   01/01/2011 to 12/31/2011...........  $12.23975    $13.69665       187,601
   01/01/2012 to 12/31/2012...........  $13.69665    $14.26532       152,906
   01/01/2013 to 12/31/2013...........  $14.26532    $13.61286       157,620
   01/01/2014 to 12/31/2014...........  $13.61286    $13.76870       148,387
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99878    $12.14063       317,926
   01/01/2009 to 12/31/2009...........  $12.14063    $11.04013       336,072
   01/01/2010 to 12/31/2010...........  $11.04013    $12.11276       292,341
   01/01/2011 to 12/31/2011...........  $12.11276    $13.84010       214,577
   01/01/2012 to 12/31/2012...........  $13.84010    $14.43421       164,367
   01/01/2013 to 12/31/2013...........  $14.43421    $13.53379       120,711
   01/01/2014 to 12/31/2014...........  $13.53379    $13.90241        75,249
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99918    $ 8.81766         6,387
   01/01/2010 to 12/31/2010...........  $ 8.81766    $ 9.71629       506,289
   01/01/2011 to 12/31/2011...........  $ 9.71629    $11.36070        62,776
   01/01/2012 to 12/31/2012...........  $11.36070    $11.89987         5,861
   01/01/2013 to 12/31/2013...........  $11.89987    $10.96015             0
   01/01/2014 to 12/31/2014...........  $10.96015    $11.46321         1,819
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99837    $11.04436       525,471
   01/01/2011 to 12/31/2011...........  $11.04436    $13.09020       329,913
   01/01/2012 to 12/31/2012...........  $13.09020    $13.77270        67,097
   01/01/2013 to 12/31/2013...........  $13.77270    $12.61919             0
   01/01/2014 to 12/31/2014...........  $12.61919    $13.38762             0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99878    $12.05974       583,275
   01/01/2012 to 12/31/2012...........  $12.05974    $12.57598       669,329
   01/01/2013 to 12/31/2013...........  $12.57598    $11.18264        63,799
   01/01/2014 to 12/31/2014...........  $11.18264    $12.15987        65,539
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99837    $10.43318       323,509
   01/01/2013 to 12/31/2013...........  $10.43318    $ 9.23062     1,472,763
   01/01/2014 to 12/31/2014...........  $ 9.23062    $10.24182       608,207
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........  $ 9.99918    $ 8.77825       596,739
   01/01/2014 to 12/31/2014...........  $ 8.77825    $ 9.91050       459,608
AST BOND PORTFOLIO 2025
   01/02/2014* to 12/31/2014..........  $ 9.99918    $11.34002       216,814
AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14555    $10.30277         4,566
   01/01/2010 to 12/31/2010...........  $10.30277    $11.54366        37,715
   01/01/2011 to 12/31/2011...........  $11.54366    $10.70544        34,557
   01/01/2012 to 12/31/2012...........  $10.70544    $11.94282        52,303
   01/01/2013 to 12/31/2013...........  $11.94282    $15.46451        58,033
   01/01/2014 to 12/31/2014...........  $15.46451    $16.80005        69,183

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.70042    $ 7.35768      3,324,007
   01/01/2009 to 12/31/2009...........  $ 7.35768    $ 9.08512     27,766,949
   01/01/2010 to 12/31/2010...........  $ 9.08512    $10.14802     35,672,651
   01/01/2011 to 12/31/2011...........  $10.14802    $ 9.75559     25,060,857
   01/01/2012 to 12/31/2012...........  $ 9.75559    $10.93015     30,373,528
   01/01/2013 to 12/31/2013...........  $10.93015    $13.21096     32,827,447
   01/01/2014 to 12/31/2014...........  $13.21096    $13.92614     31,699,219
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99878    $11.68047         98,712
   01/01/2014 to 12/31/2014...........  $11.68047    $13.07408        154,792
AST COHEN & STEERS REALTY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.59840    $ 6.12347         21,438
   01/01/2009 to 12/31/2009...........  $ 6.12347    $ 7.95926        200,555
   01/01/2010 to 12/31/2010...........  $ 7.95926    $10.09166        270,184
   01/01/2011 to 12/31/2011...........  $10.09166    $10.59795        176,026
   01/01/2012 to 12/31/2012...........  $10.59795    $12.04361        227,716
   01/01/2013 to 12/31/2013...........  $12.04361    $12.23736        212,823
   01/01/2014 to 12/31/2014...........  $12.23736    $15.78363        196,150
AST DEAM SMALL-CAP VALUE PORTFOLIO
   01/28/2008 to 07/18/2008...........  $ 7.94983    $ 7.77774              0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99878    $ 9.70095         23,559
   01/01/2014 to 12/31/2014...........  $ 9.70095    $10.04521         93,165
AST FI PYRAMIS QUANTITATIVE PORTFOLIO
FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.75357    $ 7.27517        652,738
   01/01/2009 to 12/31/2009...........  $ 7.27517    $ 8.87719      4,414,396
   01/01/2010 to 12/31/2010...........  $ 8.87719    $10.00230      5,646,340
   01/01/2011 to 12/31/2011...........  $10.00230    $ 9.70641      4,475,561
   01/01/2012 to 12/31/2012...........  $ 9.70641    $10.57978      5,341,343
   01/01/2013 to 12/31/2013...........  $10.57978    $11.96203      5,239,113
   01/01/2014 to 12/31/2014...........  $11.96203    $12.15669      4,896,462
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10365    $ 7.51563        101,423
   01/01/2009 to 12/31/2009...........  $ 7.51563    $ 8.97650      2,014,143
   01/01/2010 to 12/31/2010...........  $ 8.97650    $10.02218      2,650,510
   01/01/2011 to 12/31/2011...........  $10.02218    $ 9.63018      2,170,558
   01/01/2012 to 12/31/2012...........  $ 9.63018    $10.78143      2,777,643
   01/01/2013 to 12/31/2013...........  $10.78143    $12.66415      3,256,432
   01/01/2014 to 12/31/2014...........  $12.66415    $13.19051      3,467,589
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99878    $ 7.47907        140,683
   01/01/2009 to 11/13/2009...........  $ 7.47907    $ 8.37764              0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99878    $10.76085     12,091,050
   01/01/2013 to 12/31/2013...........  $10.76085    $13.19628     12,343,286
   01/01/2014 to 12/31/2014...........  $13.19628    $13.41442     10,957,355
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99878    $10.82956        621,996
   01/01/2014 to 12/31/2014...........  $10.82956    $10.94259      1,019,707

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17546    $ 6.11844         4,684
   01/01/2009 to 12/31/2009...........  $ 6.11844    $ 8.14381        88,087
   01/01/2010 to 12/31/2010...........  $ 8.14381    $ 9.64413       130,111
   01/01/2011 to 12/31/2011...........  $ 9.64413    $ 9.02305        99,845
   01/01/2012 to 12/31/2012...........  $ 9.02305    $11.27234       131,505
   01/01/2013 to 12/31/2013...........  $11.27234    $11.58862       135,181
   01/01/2014 to 12/31/2014...........  $11.58862    $13.00698       112,616
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.30860    $ 6.78433        30,727
   01/01/2009 to 12/31/2009...........  $ 6.78433    $ 9.98592       303,957
   01/01/2010 to 12/31/2010...........  $ 9.98592    $10.85057       740,197
   01/01/2011 to 12/31/2011...........  $10.85057    $10.26731       440,783
   01/01/2012 to 12/31/2012...........  $10.26731    $12.11480       489,424
   01/01/2013 to 12/31/2013...........  $12.11480    $15.48538       471,137
   01/01/2014 to 02/07/2014...........  $15.48538    $15.23688             0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.61253    $ 6.68664        30,819
   01/01/2009 to 12/31/2009...........  $ 6.68664    $ 7.85195       532,951
   01/01/2010 to 12/31/2010...........  $ 7.85195    $ 8.73274       879,907
   01/01/2011 to 12/31/2011...........  $ 8.73274    $ 8.12897       615,982
   01/01/2012 to 12/31/2012...........  $ 8.12897    $ 9.58378       974,497
   01/01/2013 to 12/31/2013...........  $ 9.58378    $12.60920     1,134,305
   01/01/2014 to 12/31/2014...........  $12.60920    $14.05419     1,054,235
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.49471    $ 6.77623        32,682
   01/01/2009 to 12/31/2009...........  $ 6.77623    $10.48781       305,236
   01/01/2010 to 12/31/2010...........  $10.48781    $12.38123       399,189
   01/01/2011 to 12/31/2011...........  $12.38123    $11.83537       322,143
   01/01/2012 to 12/31/2012...........  $11.83537    $13.94732       410,445
   01/01/2013 to 12/31/2013...........  $13.94732    $18.16471       488,775
   01/01/2014 to 12/31/2014...........  $18.16471    $19.95920       409,983
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08932    $ 7.62474       322,770
   01/01/2009 to 12/31/2009...........  $ 7.62474    $ 9.26866     5,059,393
   01/01/2010 to 12/31/2010...........  $ 9.26866    $10.19072     6,648,858
   01/01/2011 to 12/31/2011...........  $10.19072    $ 9.98931     5,817,980
   01/01/2012 to 12/31/2012...........  $ 9.98931    $10.83837     6,410,498
   01/01/2013 to 12/31/2013...........  $10.83837    $11.72689     5,935,357
   01/01/2014 to 12/31/2014...........  $11.72689    $12.02047     5,116,636
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03366    $ 7.64561         7,451
   01/01/2009 to 12/31/2009...........  $ 7.64561    $ 9.55496       324,086
   01/01/2010 to 12/31/2010...........  $ 9.55496    $11.93357       460,281
   01/01/2011 to 12/31/2011...........  $11.93357    $11.91052       322,577
   01/01/2012 to 12/31/2012...........  $11.91052    $13.57541       479,630
   01/01/2013 to 12/31/2013...........  $13.57541    $18.56597       528,738
   01/01/2014 to 12/31/2014...........  $18.56597    $19.60819       463,565
AST HERNDON LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.28356    $ 6.79217        39,347
   01/01/2009 to 12/31/2009...........  $ 6.79217    $ 7.91375        62,484
   01/01/2010 to 12/31/2010...........  $ 7.91375    $ 8.76694       116,894
   01/01/2011 to 12/31/2011...........  $ 8.76694    $ 8.59508       192,012
   01/01/2012 to 12/31/2012...........  $ 8.59508    $ 9.60272       343,027
   01/01/2013 to 12/31/2013...........  $ 9.60272    $12.73700       381,221
   01/01/2014 to 12/31/2014...........  $12.73700    $12.74433       383,737

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HIGH YIELD PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.57290    $ 7.83540          8,093
   01/01/2009 to 12/31/2009...........  $ 7.83540    $10.46419        176,700
   01/01/2010 to 12/31/2010...........  $10.46419    $11.70145        234,276
   01/01/2011 to 12/31/2011...........  $11.70145    $11.89455        199,952
   01/01/2012 to 12/31/2012...........  $11.89455    $13.34449        291,634
   01/01/2013 to 12/31/2013...........  $13.34449    $14.09138        297,962
   01/01/2014 to 12/31/2014...........  $14.09138    $14.23830        222,492
AST INTERNATIONAL GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.10512    $ 6.10680         45,666
   01/01/2009 to 12/31/2009...........  $ 6.10680    $ 8.13975        275,645
   01/01/2010 to 12/31/2010...........  $ 8.13975    $ 9.18212        442,472
   01/01/2011 to 12/31/2011...........  $ 9.18212    $ 7.87741        337,483
   01/01/2012 to 12/31/2012...........  $ 7.87741    $ 9.34153        410,303
   01/01/2013 to 12/31/2013...........  $ 9.34153    $10.95737        469,523
   01/01/2014 to 12/31/2014...........  $10.95737    $10.19900        405,674
AST INTERNATIONAL VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.27851    $ 6.96767         31,240
   01/01/2009 to 12/31/2009...........  $ 6.96767    $ 8.95840        130,344
   01/01/2010 to 12/31/2010...........  $ 8.95840    $ 9.80419        240,306
   01/01/2011 to 12/31/2011...........  $ 9.80419    $ 8.44724        200,202
   01/01/2012 to 12/31/2012...........  $ 8.44724    $ 9.71020        254,409
   01/01/2013 to 12/31/2013...........  $ 9.71020    $11.42914        284,174
   01/01/2014 to 12/31/2014...........  $11.42914    $10.50540        249,471
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........  $ 9.99878    $10.74996     15,047,593
   01/01/2009 to 12/31/2009...........  $10.74996    $11.78825      5,242,501
   01/01/2010 to 12/31/2010...........  $11.78825    $12.86966      2,748,857
   01/01/2011 to 12/31/2011...........  $12.86966    $14.25768     34,923,213
   01/01/2012 to 12/31/2012...........  $14.25768    $15.36736     12,638,173
   01/01/2013 to 12/31/2013...........  $15.36736    $14.65847      3,636,513
   01/01/2014 to 12/31/2014...........  $14.65847    $15.41357      3,407,021
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11184    $ 7.14813        315,470
   01/01/2009 to 12/31/2009...........  $ 7.14813    $ 8.92055      5,017,948
   01/01/2010 to 12/31/2010...........  $ 8.92055    $10.00306      6,889,635
   01/01/2011 to 12/31/2011...........  $10.00306    $ 9.79933      5,414,890
   01/01/2012 to 12/31/2012...........  $ 9.79933    $10.96573      6,450,220
   01/01/2013 to 12/31/2013...........  $10.96573    $12.56267      6,362,979
   01/01/2014 to 12/31/2014...........  $12.56267    $13.16471      5,746,809
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.37741    $ 6.59757         61,851
   01/01/2009 to 12/31/2009...........  $ 6.59757    $ 8.83238        655,709
   01/01/2010 to 12/31/2010...........  $ 8.83238    $ 9.32582        917,003
   01/01/2011 to 12/31/2011...........  $ 9.32582    $ 8.34746        612,842
   01/01/2012 to 12/31/2012...........  $ 8.34746    $10.02572        782,086
   01/01/2013 to 12/31/2013...........  $10.02572    $11.39477        926,934
   01/01/2014 to 12/31/2014...........  $11.39477    $10.51178        936,913
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.85474    $ 8.60156        771,896
   01/01/2009 to 12/31/2009...........  $ 8.60156    $10.34049      2,734,431
   01/01/2010 to 12/31/2010...........  $10.34049    $10.93339      3,090,856
   01/01/2011 to 12/31/2011...........  $10.93339    $10.79715      2,541,355
   01/01/2012 to 12/31/2012...........  $10.79715    $11.77764      3,108,132
   01/01/2013 to 12/31/2013...........  $11.77764    $12.88377      3,007,569
   01/01/2014 to 12/31/2014...........  $12.88377    $13.38501      2,805,564

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08417    $10.29296        3,086
   01/01/2010 to 12/31/2010...........  $10.29296    $11.28842       33,296
   01/01/2011 to 12/31/2011...........  $11.28842    $11.19543       34,290
   01/01/2012 to 12/31/2012...........  $11.19543    $12.70486       77,498
   01/01/2013 to 12/31/2013...........  $12.70486    $17.08522       93,809
   01/01/2014 to 12/31/2014...........  $17.08522    $18.43253      133,126
AST LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.97191    $ 6.07526       22,542
   01/01/2009 to 12/31/2009...........  $ 6.07526    $ 7.14882      156,512
   01/01/2010 to 12/31/2010...........  $ 7.14882    $ 7.97004      244,613
   01/01/2011 to 12/31/2011...........  $ 7.97004    $ 7.52387      188,784
   01/01/2012 to 12/31/2012...........  $ 7.52387    $ 8.66421      213,275
   01/01/2013 to 12/31/2013...........  $ 8.66421    $11.93878      306,610
   01/01/2014 to 12/31/2014...........  $11.93878    $13.37925      277,994
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.42496    $ 6.43168       97,076
   01/01/2009 to 12/31/2009...........  $ 6.43168    $ 8.22245      538,455
   01/01/2010 to 12/31/2010...........  $ 8.22245    $ 9.70112      593,324
   01/01/2011 to 12/31/2011...........  $ 9.70112    $ 9.47069      499,957
   01/01/2012 to 12/31/2012...........  $ 9.47069    $10.47506      606,800
   01/01/2013 to 12/31/2013...........  $10.47506    $14.09869      573,170
   01/01/2014 to 12/31/2014...........  $14.09869    $15.36131      997,899
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.72819    $ 8.29284       45,383
   01/01/2009 to 12/31/2009...........  $ 8.29284    $10.99748      166,979
   01/01/2010 to 12/31/2010...........  $10.99748    $12.28850      198,384
   01/01/2011 to 12/31/2011...........  $12.28850    $13.33842      287,491
   01/01/2012 to 12/31/2012...........  $13.33842    $13.92024      446,360
   01/01/2013 to 12/31/2013...........  $13.92024    $13.44019      477,334
   01/01/2014 to 12/31/2014...........  $13.44019    $14.08757      609,403
AST MFS GLOBAL EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.93868    $ 7.79348       26,255
   01/01/2009 to 12/31/2009...........  $ 7.79348    $10.09751      257,117
   01/01/2010 to 12/31/2010...........  $10.09751    $11.14683      465,697
   01/01/2011 to 12/31/2011...........  $11.14683    $10.63837      285,922
   01/01/2012 to 12/31/2012...........  $10.63837    $12.89979      405,711
   01/01/2013 to 12/31/2013...........  $12.89979    $16.22135      541,541
   01/01/2014 to 12/31/2014...........  $16.22135    $16.56179      687,920
AST MFS GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.77734    $ 7.39900       18,910
   01/01/2009 to 12/31/2009...........  $ 7.39900    $ 9.06133      105,565
   01/01/2010 to 12/31/2010...........  $ 9.06133    $10.06879      451,773
   01/01/2011 to 12/31/2011...........  $10.06879    $ 9.86114      248,819
   01/01/2012 to 12/31/2012...........  $ 9.86114    $11.37499      184,024
   01/01/2013 to 12/31/2013...........  $11.37499    $15.32063      171,884
   01/01/2014 to 12/31/2014...........  $15.32063    $16.40889      155,761
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99878    $10.20344        3,656
   01/01/2013 to 12/31/2013...........  $10.20344    $13.52129       26,933
   01/01/2014 to 12/31/2014...........  $13.52129    $14.68262       90,005

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MID-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.76425    $ 6.42811         7,428
   01/01/2009 to 12/31/2009...........  $ 6.42811    $ 8.79579        52,583
   01/01/2010 to 12/31/2010...........  $ 8.79579    $10.71178        85,350
   01/01/2011 to 12/31/2011...........  $10.71178    $10.18940        92,042
   01/01/2012 to 12/31/2012...........  $10.18940    $11.88679       114,679
   01/01/2013 to 12/31/2013...........  $11.88679    $15.50742       152,046
   01/01/2014 to 12/31/2014...........  $15.50742    $17.56527        83,367
AST MONEY MARKET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.58626    $10.66843       910,801
   01/01/2009 to 12/31/2009...........  $10.66843    $10.53641     1,680,232
   01/01/2010 to 12/31/2010...........  $10.53641    $10.38330     1,553,217
   01/01/2011 to 12/31/2011...........  $10.38330    $10.23237     2,091,652
   01/01/2012 to 12/31/2012...........  $10.23237    $10.08177     1,797,133
   01/01/2013 to 12/31/2013...........  $10.08177    $ 9.93241     1,240,359
   01/01/2014 to 12/31/2014...........  $ 9.93241    $ 9.78601     1,247,583
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.38007    $ 5.88237        25,614
   01/01/2009 to 12/31/2009...........  $ 5.88237    $ 8.15096       451,654
   01/01/2010 to 12/31/2010...........  $ 8.15096    $ 9.91264       599,103
   01/01/2011 to 12/31/2011...........  $ 9.91264    $ 9.52368       411,994
   01/01/2012 to 12/31/2012...........  $ 9.52368    $10.98985       620,202
   01/01/2013 to 12/31/2013...........  $10.98985    $15.37586       720,835
   01/01/2014 to 12/31/2014...........  $15.37586    $17.30744       641,690
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02869    $10.07378        14,489
   01/01/2012 to 12/31/2012...........  $10.07378    $10.40835        38,806
   01/01/2013 to 12/31/2013...........  $10.40835    $ 9.96405        87,755
   01/01/2014 to 12/31/2014...........  $ 9.96405    $10.32244       141,587
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.85566    $ 6.88496        29,568
   01/01/2009 to 12/31/2009...........  $ 6.88496    $ 8.80389       312,516
   01/01/2010 to 12/31/2010...........  $ 8.80389    $11.16124       485,870
   01/01/2011 to 12/31/2011...........  $11.16124    $11.18202       318,566
   01/01/2012 to 12/31/2012...........  $11.18202    $12.38071       493,825
   01/01/2013 to 12/31/2013...........  $12.38071    $16.17546       533,968
   01/01/2014 to 12/31/2014...........  $16.17546    $17.20161       477,810
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.60826    $ 6.26360         6,907
   01/01/2009 to 12/31/2009...........  $ 6.26360    $ 7.56354        97,328
   01/01/2010 to 12/31/2010...........  $ 7.56354    $ 8.96219       132,170
   01/01/2011 to 04/29/2011...........  $ 8.96219    $10.05822             0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99878    $10.33587       458,278
   01/01/2013 to 12/31/2013...........  $10.33587    $12.10927       448,242
   01/01/2014 to 12/31/2014...........  $12.10927    $12.54341       470,137
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10152    $ 5.57838        14,700
   01/01/2009 to 12/31/2009...........  $ 5.57838    $ 9.15161       743,913
   01/01/2010 to 12/31/2010...........  $ 9.15161    $11.02430     1,470,174
   01/01/2011 to 12/31/2011...........  $11.02430    $ 8.65975       952,040
   01/01/2012 to 12/31/2012...........  $ 8.65975    $10.06126     1,031,146
   01/01/2013 to 12/31/2013...........  $10.06126    $ 9.93469     1,097,041
   01/01/2014 to 12/31/2014...........  $ 9.93469    $ 9.32944       887,343

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.01241    $10.67302         59,628
   01/01/2009 to 12/31/2009...........  $10.67302    $11.59095        265,994
   01/01/2010 to 12/31/2010...........  $11.59095    $11.86479        299,753
   01/01/2011 to 12/31/2011...........  $11.86479    $11.95240        258,790
   01/01/2012 to 12/31/2012...........  $11.95240    $12.32842        309,319
   01/01/2013 to 12/31/2013...........  $12.32842    $11.88219        294,666
   01/01/2014 to 12/31/2014...........  $11.88219    $11.69537        230,013
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.29409    $10.59906        357,774
   01/01/2009 to 12/31/2009...........  $10.59906    $12.16820      3,220,380
   01/01/2010 to 12/31/2010...........  $12.16820    $12.91362      4,925,040
   01/01/2011 to 12/31/2011...........  $12.91362    $13.12736      3,845,025
   01/01/2012 to 12/31/2012...........  $13.12736    $14.13877      4,825,223
   01/01/2013 to 12/31/2013...........  $14.13877    $13.67387      4,663,978
   01/01/2014 to 12/31/2014...........  $13.67387    $14.04184      4,067,015
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.92996    $ 8.86059      1,896,364
   01/01/2009 to 12/31/2009...........  $ 8.86059    $10.47883      9,843,396
   01/01/2010 to 12/31/2010...........  $10.47883    $11.41546     11,664,036
   01/01/2011 to 12/31/2011...........  $11.41546    $11.35900     11,315,793
   01/01/2012 to 12/31/2012...........  $11.35900    $12.35189     12,363,647
   01/01/2013 to 12/31/2013...........  $12.35189    $13.29032     10,388,864
   01/01/2014 to 12/31/2014...........  $13.29032    $13.85018      8,999,370
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01870    $10.07372         17,766
   01/01/2012 to 12/31/2012...........  $10.07372    $10.63032        121,118
   01/01/2013 to 12/31/2013...........  $10.63032    $10.23100        195,354
   01/01/2014 to 12/31/2014...........  $10.23100    $10.69075        297,028
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.55542    $ 6.61574      1,325,429
   01/01/2009 to 12/31/2009...........  $ 6.61574    $ 8.21100     10,512,805
   01/01/2010 to 12/31/2010...........  $ 8.21100    $ 9.62824     14,142,540
   01/01/2011 to 12/31/2011...........  $ 9.62824    $ 8.89662      9,469,011
   01/01/2012 to 12/31/2012...........  $ 8.89662    $ 9.89749     11,869,245
   01/01/2013 to 12/31/2013...........  $ 9.89749    $11.41147     12,191,818
   01/01/2014 to 12/31/2014...........  $11.41147    $12.27686     11,438,176
AST QMA US EQUITY ALPHA PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.94163    $ 6.52358         18,756
   01/01/2009 to 12/31/2009...........  $ 6.52358    $ 7.82975         67,797
   01/01/2010 to 12/31/2010...........  $ 7.82975    $ 8.87493         73,005
   01/01/2011 to 12/31/2011...........  $ 8.87493    $ 9.04620         89,383
   01/01/2012 to 12/31/2012...........  $ 9.04620    $10.58828        138,418
   01/01/2013 to 12/31/2013...........  $10.58828    $13.81472        207,868
   01/01/2014 to 12/31/2014...........  $13.81472    $15.95344        225,092
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99878    $ 8.91039              0
   01/01/2012 to 12/31/2012...........  $ 8.91039    $ 9.93353              0
   01/01/2013 to 12/31/2013...........  $ 9.93353    $11.97880              0
   01/01/2014 to 12/31/2014...........  $11.97880    $12.56898              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST RCM WORLD TRENDS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08114    $ 7.35525        413,548
   01/01/2009 to 12/31/2009...........  $ 7.35525    $ 8.94137      6,882,786
   01/01/2010 to 12/31/2010...........  $ 8.94137    $ 9.85912      9,792,621
   01/01/2011 to 12/31/2011...........  $ 9.85912    $ 9.53718      7,957,109
   01/01/2012 to 12/31/2012...........  $ 9.53718    $10.36223      8,672,059
   01/01/2013 to 12/31/2013...........  $10.36223    $11.47907      7,970,323
   01/01/2014 to 12/31/2014...........  $11.47907    $11.89064      7,154,144
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09932    $ 6.70558        324,280
   01/01/2009 to 12/31/2009...........  $ 6.70558    $ 8.38031      7,617,744
   01/01/2010 to 12/31/2010...........  $ 8.38031    $ 9.44069     10,574,472
   01/01/2011 to 12/31/2011...........  $ 9.44069    $ 9.07919      7,378,512
   01/01/2012 to 12/31/2012...........  $ 9.07919    $10.36728      9,515,453
   01/01/2013 to 12/31/2013...........  $10.36728    $12.05873      9,943,720
   01/01/2014 to 12/31/2014...........  $12.05873    $12.52598      9,087,930
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.72987    $ 7.81125        310,472
   01/01/2009 to 12/31/2009...........  $ 7.81125    $ 9.80559      6,946,641
   01/01/2010 to 12/31/2010...........  $ 9.80559    $10.80184     10,946,592
   01/01/2011 to 12/31/2011...........  $10.80184    $10.28267      9,070,352
   01/01/2012 to 12/31/2012...........  $10.28267    $11.25882     10,295,020
   01/01/2013 to 12/31/2013...........  $11.25882    $12.68975     10,006,611
   01/01/2014 to 12/31/2014...........  $12.68975    $12.88182      8,847,863
AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.74117    $ 6.01124         16,033
   01/01/2009 to 12/31/2009...........  $ 6.01124    $ 7.85687        140,595
   01/01/2010 to 12/31/2010...........  $ 7.85687    $10.26015        216,541
   01/01/2011 to 12/31/2011...........  $10.26015    $ 8.78323        281,728
   01/01/2012 to 12/31/2012...........  $ 8.78323    $10.39032        394,537
   01/01/2013 to 12/31/2013...........  $10.39032    $14.41464        450,024
   01/01/2014 to 12/31/2014...........  $14.41464    $14.90328        361,568
AST SMALL-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.39601    $ 6.70943          3,546
   01/01/2009 to 12/31/2009...........  $ 6.70943    $ 8.85160         82,944
   01/01/2010 to 12/31/2010...........  $ 8.85160    $11.89669         93,361
   01/01/2011 to 12/31/2011...........  $11.89669    $11.60630         86,222
   01/01/2012 to 12/31/2012...........  $11.60630    $12.82686        105,810
   01/01/2013 to 12/31/2013...........  $12.82686    $17.08234        158,814
   01/01/2014 to 12/31/2014...........  $17.08234    $17.47271        131,319
AST SMALL-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.06784    $ 6.74497         23,555
   01/01/2009 to 12/31/2009...........  $ 6.74497    $ 8.43952        111,995
   01/01/2010 to 12/31/2010...........  $ 8.43952    $10.47614        187,790
   01/01/2011 to 12/31/2011...........  $10.47614    $ 9.70463        157,655
   01/01/2012 to 12/31/2012...........  $ 9.70463    $11.29733        231,480
   01/01/2013 to 12/31/2013...........  $11.29733    $15.29340        252,952
   01/01/2014 to 12/31/2014...........  $15.29340    $15.86112        181,353
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.62909    $ 8.13342      1,576,971
   01/01/2009 to 12/31/2009...........  $ 8.13342    $ 9.94750      9,680,800
   01/01/2010 to 12/31/2010...........  $ 9.94750    $10.93099     12,003,305
   01/01/2011 to 12/31/2011...........  $10.93099    $10.98328     10,212,898
   01/01/2012 to 12/31/2012...........  $10.98328    $12.28116     11,639,544
   01/01/2013 to 12/31/2013...........  $12.28116    $14.13649     11,660,547
   01/01/2014 to 12/31/2014...........  $14.13649    $14.74644     10,860,645

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.82392    $ 6.02931         31,266
   01/01/2009 to 12/31/2009...........  $ 6.02931    $ 7.35383        330,707
   01/01/2010 to 12/31/2010...........  $ 7.35383    $ 8.20464        353,659
   01/01/2011 to 12/31/2011...........  $ 8.20464    $ 7.95100        268,020
   01/01/2012 to 12/31/2012...........  $ 7.95100    $ 9.18471        391,304
   01/01/2013 to 12/31/2013...........  $ 9.18471    $11.73520        464,371
   01/01/2014 to 12/31/2014...........  $11.73520    $12.42514        466,982
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.97292    $ 6.54278         28,591
   01/01/2009 to 12/31/2009...........  $ 6.54278    $ 9.88646        726,259
   01/01/2010 to 12/31/2010...........  $ 9.88646    $11.28037      1,069,777
   01/01/2011 to 12/31/2011...........  $11.28037    $10.92552        756,407
   01/01/2012 to 12/31/2012...........  $10.92552    $12.65642      1,148,326
   01/01/2013 to 12/31/2013...........  $12.65642    $17.95923      1,237,823
   01/01/2014 to 12/31/2014...........  $17.95923    $19.17046      1,199,558
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $12.26755    $ 6.71168         89,925
   01/01/2009 to 12/31/2009...........  $ 6.71168    $ 9.87571        563,401
   01/01/2010 to 12/31/2010...........  $ 9.87571    $11.71991      1,153,897
   01/01/2011 to 12/31/2011...........  $11.71991    $ 9.82426        662,021
   01/01/2012 to 12/31/2012...........  $ 9.82426    $10.02894        679,239
   01/01/2013 to 12/31/2013...........  $10.02894    $11.40050        520,444
   01/01/2014 to 12/31/2014...........  $11.40050    $10.29288        476,461
AST TEMPLETON GLOBAL BOND PORTFOLIO
-----------------------------------
   01/28/2008 to 12/31/2008...........  $11.40359    $10.70540         33,122
   01/01/2009 to 12/31/2009...........  $10.70540    $11.82496        149,402
   01/01/2010 to 12/31/2010...........  $11.82496    $12.31945        233,653
   01/01/2011 to 12/31/2011...........  $12.31945    $12.63813        214,793
   01/01/2012 to 12/31/2012...........  $12.63813    $13.10183        275,662
   01/01/2013 to 12/31/2013...........  $13.10183    $12.42365        266,922
   01/01/2014 to 12/31/2014...........  $12.42365    $12.30820        205,601
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.44830    $ 6.54040        262,631
   01/01/2009 to 12/31/2009...........  $ 6.54040    $ 8.27579        505,063
   01/01/2010 to 12/31/2010...........  $ 8.27579    $ 9.34687        655,396
   01/01/2011 to 12/31/2011...........  $ 9.34687    $ 8.89064        860,753
   01/01/2012 to 12/31/2012...........  $ 8.89064    $ 9.72324      1,511,926
   01/01/2013 to 12/31/2013...........  $ 9.72324    $11.54369      2,317,519
   01/01/2014 to 12/31/2014...........  $11.54369    $11.99911      2,400,113
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.23951    $ 9.32157         47,379
   01/01/2009 to 12/31/2009...........  $ 9.32157    $10.25191        785,894
   01/01/2010 to 12/31/2010...........  $10.25191    $10.88804        980,153
   01/01/2011 to 12/31/2011...........  $10.88804    $11.37369        858,288
   01/01/2012 to 12/31/2012...........  $11.37369    $12.08535      1,085,512
   01/01/2013 to 12/31/2013...........  $12.08535    $11.72899      1,231,180
   01/01/2014 to 12/31/2014...........  $11.72899    $12.38744      1,229,309
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07816    $ 6.65060        844,756
   01/01/2009 to 12/31/2009...........  $ 6.65060    $ 8.52218     10,269,999
   01/01/2010 to 12/31/2010...........  $ 8.52218    $ 9.25603     14,399,350
   01/01/2011 to 12/31/2011...........  $ 9.25603    $ 8.96715     10,297,819
   01/01/2012 to 09/21/2012...........  $ 8.96715    $10.05889              0

* Denotes the start date of these sub-accounts

                               PREMIER B SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT ONLY
           (1.65%) OR HIGHEST DAILY VALUE DEATH BENEFIT ONLY (1.65%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97011    $10.54948       487,697
   01/01/2007 to 12/31/2007...........  $10.54948    $11.33298     1,854,802
   01/01/2008 to 12/31/2008...........  $11.33298    $ 7.60018     2,685,919
   01/01/2009 to 12/31/2009...........  $ 7.60018    $ 9.29792     3,285,721
   01/01/2010 to 12/31/2010...........  $ 9.29792    $10.24139     3,429,840
   01/01/2011 to 12/31/2011...........  $10.24139    $ 9.80739     3,046,784
   01/01/2012 to 12/31/2012...........  $ 9.80739    $10.86038     2,857,250
   01/01/2013 to 12/31/2013...........  $10.86038    $11.74968     2,729,988
   01/01/2014 to 12/31/2014...........  $11.74968    $12.00027     2,430,158
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98883    $10.49311       107,572
   01/01/2007 to 12/31/2007...........  $10.49311    $11.30326       444,522
   01/01/2008 to 12/31/2008...........  $11.30326    $ 7.80552       753,486
   01/01/2009 to 12/31/2009...........  $ 7.80552    $ 9.69070     1,199,167
   01/01/2010 to 12/31/2010...........  $ 9.69070    $10.84010     1,158,627
   01/01/2011 to 12/31/2011...........  $10.84010    $10.67621     1,035,722
   01/01/2012 to 12/31/2012...........  $10.67621    $11.93609     1,121,900
   01/01/2013 to 12/31/2013...........  $11.93609    $13.68656     1,077,129
   01/01/2014 to 12/31/2014...........  $13.68656    $14.28683       888,575
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98446    $11.02798        16,675
   01/01/2007 to 12/31/2007...........  $11.02798    $10.83649        66,519
   01/01/2008 to 12/31/2008...........  $10.83649    $ 6.95643        71,045
   01/01/2009 to 12/31/2009...........  $ 6.95643    $ 8.05991        68,827
   01/01/2010 to 12/31/2010...........  $ 8.05991    $ 9.02698        74,528
   01/01/2011 to 12/31/2011...........  $ 9.02698    $ 9.19777        76,749
   01/01/2012 to 05/04/2012...........  $ 9.19777    $ 9.99485             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97952    $10.50591       143,900
   01/01/2007 to 12/31/2007...........  $10.50591    $11.27241       925,331
   01/01/2008 to 12/31/2008...........  $11.27241    $ 7.90646     2,090,659
   01/01/2009 to 12/31/2009...........  $ 7.90646    $ 9.59027     3,049,096
   01/01/2010 to 12/31/2010...........  $ 9.59027    $10.59642     3,044,459
   01/01/2011 to 12/31/2011...........  $10.59642    $10.29793     2,701,491
   01/01/2012 to 12/31/2012...........  $10.29793    $11.39449     2,733,113
   01/01/2013 to 12/31/2013...........  $11.39449    $13.18777     2,694,985
   01/01/2014 to 12/31/2014...........  $13.18777    $13.81986     2,417,042
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99865    $ 9.16856        29,880
   01/01/2012 to 12/31/2012...........  $ 9.16856    $10.09240        31,952
   01/01/2013 to 12/31/2013...........  $10.09240    $11.00617        43,739
   01/01/2014 to 12/31/2014...........  $11.00617    $11.35751        38,472
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99865    $10.50218         2,374
   01/01/2014 to 12/31/2014...........  $10.50218    $10.70136         1,077

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14543    $10.30077             0
   01/01/2010 to 12/31/2010...........  $10.30077    $11.52437         3,831
   01/01/2011 to 12/31/2011...........  $11.52437    $10.67179         4,122
   01/01/2012 to 12/31/2012...........  $10.67179    $11.88765         3,945
   01/01/2013 to 12/31/2013...........  $11.88765    $15.37028         5,913
   01/01/2014 to 12/31/2014...........  $15.37028    $16.67304         4,476
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97982    $10.60788       461,576
   01/01/2007 to 12/31/2007...........  $10.60788    $11.45013     1,759,163
   01/01/2008 to 12/31/2008...........  $11.45013    $ 7.32855     2,548,016
   01/01/2009 to 12/31/2009...........  $ 7.32855    $ 9.03569     3,679,569
   01/01/2010 to 12/31/2010...........  $ 9.03569    $10.07788     3,460,649
   01/01/2011 to 12/31/2011...........  $10.07788    $ 9.67392     2,877,573
   01/01/2012 to 12/31/2012...........  $ 9.67392    $10.82256     2,970,573
   01/01/2013 to 12/31/2013...........  $10.82256    $13.06158     3,055,051
   01/01/2014 to 12/31/2014...........  $13.06158    $13.74843     2,778,583
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99865    $11.66573         3,882
   01/01/2014 to 12/31/2014...........  $11.66573    $13.03829        11,831
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.88709    $12.12112        16,960
   01/01/2007 to 12/31/2007...........  $12.12112    $ 9.54601        47,347
   01/01/2008 to 12/31/2008...........  $ 9.54601    $ 6.09916        56,265
   01/01/2009 to 12/31/2009...........  $ 6.09916    $ 7.91593        65,683
   01/01/2010 to 12/31/2010...........  $ 7.91593    $10.02187        65,418
   01/01/2011 to 12/31/2011...........  $10.02187    $10.50911        62,975
   01/01/2012 to 12/31/2012...........  $10.50911    $11.92501        58,259
   01/01/2013 to 12/31/2013...........  $11.92501    $12.09898        52,759
   01/01/2014 to 12/31/2014...........  $12.09898    $15.58210        54,099
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98293    $10.45835        16,023
   01/01/2007 to 12/31/2007...........  $10.45835    $ 8.45979        48,423
   01/01/2008 to 07/18/2008...........  $ 8.45979    $ 7.75229             0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99865    $ 9.69112         9,464
   01/01/2014 to 12/31/2014...........  $ 9.69112    $10.02022        13,518
AST FI PYRAMIS QUANTITATIVE PORTFOLIO
FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99865    $10.52917        65,461
   01/01/2007 to 12/31/2007...........  $10.52917    $11.24372       258,836
   01/01/2008 to 12/31/2008...........  $11.24372    $ 7.24644       517,995
   01/01/2009 to 12/31/2009...........  $ 7.24644    $ 8.82912       922,399
   01/01/2010 to 12/31/2010...........  $ 8.82912    $ 9.93343       933,117
   01/01/2011 to 12/31/2011...........  $ 9.93343    $ 9.62534       823,011
   01/01/2012 to 12/31/2012...........  $ 9.62534    $10.47596       877,865
   01/01/2013 to 12/31/2013...........  $10.47596    $11.82717       846,983
   01/01/2014 to 12/31/2014...........  $11.82717    $12.00180       756,427
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10361    $ 7.50820        21,029
   01/01/2009 to 12/31/2009...........  $ 7.50820    $ 8.95453       113,391
   01/01/2010 to 12/31/2010...........  $ 8.95453    $ 9.98291       130,673
   01/01/2011 to 12/31/2011...........  $ 9.98291    $ 9.57831       105,031
   01/01/2012 to 12/31/2012...........  $ 9.57831    $10.70748       133,398
   01/01/2013 to 12/31/2013...........  $10.70748    $12.55868       139,219
   01/01/2014 to 12/31/2014...........  $12.55868    $13.06147       149,320

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99866    $ 7.47405       43,296
   01/01/2009 to 11/13/2009...........  $ 7.47405    $ 8.36134            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99866    $10.75011      389,026
   01/01/2013 to 12/31/2013...........  $10.75011    $13.16372      341,667
   01/01/2014 to 12/31/2014...........  $13.16372    $13.36150      323,565
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99865    $10.81861       17,400
   01/01/2014 to 12/31/2014...........  $10.81861    $10.91537       26,551
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17534    $ 6.11429        1,386
   01/01/2009 to 12/31/2009...........  $ 6.11429    $ 8.12626        8,791
   01/01/2010 to 12/31/2010...........  $ 8.12626    $ 9.60916       13,854
   01/01/2011 to 12/31/2011...........  $ 9.60916    $ 8.97701        9,950
   01/01/2012 to 12/31/2012...........  $ 8.97701    $11.19825       10,793
   01/01/2013 to 12/31/2013...........  $11.19825    $11.49534        9,216
   01/01/2014 to 12/31/2014...........  $11.49534    $12.88330       11,687
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.93501    $10.25572       14,290
   01/01/2007 to 12/31/2007...........  $10.25572    $11.50010       78,058
   01/01/2008 to 12/31/2008...........  $11.50010    $ 6.75746       85,412
   01/01/2009 to 12/31/2009...........  $ 6.75746    $ 9.93164      110,215
   01/01/2010 to 12/31/2010...........  $ 9.93164    $10.77574       96,946
   01/01/2011 to 12/31/2011...........  $10.77574    $10.18156       75,294
   01/01/2012 to 12/31/2012...........  $10.18156    $11.99568       78,001
   01/01/2013 to 12/31/2013...........  $11.99568    $15.31048       76,180
   01/01/2014 to 02/07/2014...........  $15.31048    $15.06244            0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96061    $11.03839       61,226
   01/01/2007 to 12/31/2007...........  $11.03839    $11.41506      161,603
   01/01/2008 to 12/31/2008...........  $11.41506    $ 6.66024      186,756
   01/01/2009 to 12/31/2009...........  $ 6.66024    $ 7.80947      198,757
   01/01/2010 to 12/31/2010...........  $ 7.80947    $ 8.67272      192,683
   01/01/2011 to 12/31/2011...........  $ 8.67272    $ 8.06126      187,595
   01/01/2012 to 12/31/2012...........  $ 8.06126    $ 9.48988      191,376
   01/01/2013 to 12/31/2013...........  $ 9.48988    $12.46734      188,703
   01/01/2014 to 12/31/2014...........  $12.46734    $13.87573      164,771
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95800    $ 9.87049       29,431
   01/01/2007 to 12/31/2007...........  $ 9.87049    $11.58795       66,212
   01/01/2008 to 12/31/2008...........  $11.58795    $ 6.74938       58,121
   01/01/2009 to 12/31/2009...........  $ 6.74938    $10.43074       72,190
   01/01/2010 to 12/31/2010...........  $10.43074    $12.29580       57,123
   01/01/2011 to 12/31/2011...........  $12.29580    $11.73634       42,478
   01/01/2012 to 12/31/2012...........  $11.73634    $13.81019       38,444
   01/01/2013 to 12/31/2013...........  $13.81019    $17.95951       40,174
   01/01/2014 to 12/31/2014...........  $17.95951    $19.70461       35,139
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08928    $ 7.61724       98,525
   01/01/2009 to 12/31/2009...........  $ 7.61724    $ 9.24585      384,920
   01/01/2010 to 12/31/2010...........  $ 9.24585    $10.15070      399,981
   01/01/2011 to 12/31/2011...........  $10.15070    $ 9.93550      366,687
   01/01/2012 to 12/31/2012...........  $ 9.93550    $10.76415      378,562
   01/01/2013 to 12/31/2013...........  $10.76415    $11.62937      381,045
   01/01/2014 to 12/31/2014...........  $11.62937    $11.90289      356,755

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03354    $ 7.64045         6,241
   01/01/2009 to 12/31/2009...........  $ 7.64045    $ 9.53436        29,203
   01/01/2010 to 12/31/2010...........  $ 9.53436    $11.89029        30,445
   01/01/2011 to 12/31/2011...........  $11.89029    $11.84988        36,639
   01/01/2012 to 12/31/2012...........  $11.84988    $13.48628        37,900
   01/01/2013 to 12/31/2013...........  $13.48628    $18.41682        40,576
   01/01/2014 to 12/31/2014...........  $18.41682    $19.42198        39,342
AST HERNDON LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.94935    $11.02043        31,545
   01/01/2007 to 12/31/2007...........  $11.02043    $10.96842        93,783
   01/01/2008 to 12/31/2008...........  $10.96842    $ 6.76530        96,543
   01/01/2009 to 12/31/2009...........  $ 6.76530    $ 7.87070        90,846
   01/01/2010 to 12/31/2010...........  $ 7.87070    $ 8.70630        78,103
   01/01/2011 to 12/31/2011...........  $ 8.70630    $ 8.52302        52,958
   01/01/2012 to 12/31/2012...........  $ 8.52302    $ 9.50818        57,370
   01/01/2013 to 12/31/2013...........  $ 9.50818    $12.59303        64,329
   01/01/2014 to 12/31/2014...........  $12.59303    $12.58153        64,783
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99865    $10.56935        15,966
   01/01/2007 to 12/31/2007...........  $10.56935    $10.65488        41,345
   01/01/2008 to 12/31/2008...........  $10.65488    $ 7.80440        46,851
   01/01/2009 to 12/31/2009...........  $ 7.80440    $10.40735        50,576
   01/01/2010 to 12/31/2010...........  $10.40735    $11.62059        66,112
   01/01/2011 to 12/31/2011...........  $11.62059    $11.79497        64,444
   01/01/2012 to 12/31/2012...........  $11.79497    $13.21316        54,870
   01/01/2013 to 12/31/2013...........  $13.21316    $13.93204        52,000
   01/01/2014 to 12/31/2014...........  $13.93204    $14.05652        50,429
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99217    $10.60857        19,994
   01/01/2007 to 12/31/2007...........  $10.60857    $12.42369        80,256
   01/01/2008 to 12/31/2008...........  $12.42369    $ 6.08255       103,115
   01/01/2009 to 12/31/2009...........  $ 6.08255    $ 8.09541        95,273
   01/01/2010 to 12/31/2010...........  $ 8.09541    $ 9.11863        80,477
   01/01/2011 to 12/31/2011...........  $ 9.11863    $ 7.81141        80,912
   01/01/2012 to 12/31/2012...........  $ 7.81141    $ 9.24950        72,351
   01/01/2013 to 12/31/2013...........  $ 9.24950    $10.83335        63,821
   01/01/2014 to 12/31/2014...........  $10.83335    $10.06869        60,073
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.01032    $10.87172        27,393
   01/01/2007 to 12/31/2007...........  $10.87172    $12.59851       121,133
   01/01/2008 to 12/31/2008...........  $12.59851    $ 6.94006       119,269
   01/01/2009 to 12/31/2009...........  $ 6.94006    $ 8.90971       107,906
   01/01/2010 to 12/31/2010...........  $ 8.90971    $ 9.73649        96,361
   01/01/2011 to 12/31/2011...........  $ 9.73649    $ 8.37653        72,762
   01/01/2012 to 12/31/2012...........  $ 8.37653    $ 9.61467        58,468
   01/01/2013 to 12/31/2013...........  $ 9.61467    $11.29996        53,115
   01/01/2014 to 12/31/2014...........  $11.29996    $10.37134        49,870
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........  $ 9.99866    $10.73516     2,822,391
   01/01/2009 to 12/31/2009...........  $10.73516    $11.75464       861,140
   01/01/2010 to 12/31/2010...........  $11.75464    $12.81394       416,680
   01/01/2011 to 12/31/2011...........  $12.81394    $14.17510     1,812,703
   01/01/2012 to 12/31/2012...........  $14.17510    $15.25565       827,688
   01/01/2013 to 12/31/2013...........  $15.25565    $14.53041       339,450
   01/01/2014 to 12/31/2014...........  $14.53041    $15.25642       289,373

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11180    $ 7.14101       57,309
   01/01/2009 to 12/31/2009...........  $ 7.14101    $ 8.89848      167,078
   01/01/2010 to 12/31/2010...........  $ 8.89848    $ 9.96363      161,135
   01/01/2011 to 12/31/2011...........  $ 9.96363    $ 9.74635      138,483
   01/01/2012 to 12/31/2012...........  $ 9.74635    $10.89030      185,289
   01/01/2013 to 12/31/2013...........  $10.89030    $12.45784      192,257
   01/01/2014 to 12/31/2014...........  $12.45784    $13.03563      185,979
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99865    $10.58528       31,391
   01/01/2007 to 12/31/2007...........  $10.58528    $11.39557      135,112
   01/01/2008 to 12/31/2008...........  $11.39557    $ 6.57144      143,586
   01/01/2009 to 12/31/2009...........  $ 6.57144    $ 8.78442      144,183
   01/01/2010 to 12/31/2010...........  $ 8.78442    $ 9.26146      128,745
   01/01/2011 to 12/31/2011...........  $ 9.26146    $ 8.27757      112,025
   01/01/2012 to 12/31/2012...........  $ 8.27757    $ 9.92710      111,773
   01/01/2013 to 12/31/2013...........  $ 9.92710    $11.26609      110,333
   01/01/2014 to 12/31/2014...........  $11.26609    $10.37772      114,802
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96731    $10.54184       32,202
   01/01/2007 to 12/31/2007...........  $10.54184    $10.57119      105,344
   01/01/2008 to 12/31/2008...........  $10.57119    $ 8.56758      377,855
   01/01/2009 to 12/31/2009...........  $ 8.56758    $10.28448      749,651
   01/01/2010 to 12/31/2010...........  $10.28448    $10.85815      787,151
   01/01/2011 to 12/31/2011...........  $10.85815    $10.70701      701,140
   01/01/2012 to 12/31/2012...........  $10.70701    $11.66208      670,371
   01/01/2013 to 12/31/2013...........  $11.66208    $12.73845      686,409
   01/01/2014 to 12/31/2014...........  $12.73845    $13.21456      632,655
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08404    $10.29095            0
   01/01/2010 to 12/31/2010...........  $10.29095    $11.26970        1,015
   01/01/2011 to 12/31/2011...........  $11.26970    $11.16040        2,312
   01/01/2012 to 12/31/2012...........  $11.16040    $12.64637        6,297
   01/01/2013 to 12/31/2013...........  $12.64637    $16.98147        4,229
   01/01/2014 to 12/31/2014...........  $16.98147    $18.29355        7,149
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95998    $11.01653       33,440
   01/01/2007 to 12/31/2007...........  $11.01653    $10.51304       87,985
   01/01/2008 to 12/31/2008...........  $10.51304    $ 6.05120       80,069
   01/01/2009 to 12/31/2009...........  $ 6.05120    $ 7.10983       77,740
   01/01/2010 to 12/31/2010...........  $ 7.10983    $ 7.91480       70,856
   01/01/2011 to 12/31/2011...........  $ 7.91480    $ 7.46079       72,683
   01/01/2012 to 12/31/2012...........  $ 7.46079    $ 8.57891       64,130
   01/01/2013 to 12/31/2013...........  $ 8.57891    $11.80384       55,386
   01/01/2014 to 12/31/2014...........  $11.80384    $13.20857       76,825
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.94812    $10.22050       70,736
   01/01/2007 to 12/31/2007...........  $10.22050    $11.55829      170,702
   01/01/2008 to 12/31/2008...........  $11.55829    $ 6.40604      186,973
   01/01/2009 to 12/31/2009...........  $ 6.40604    $ 8.17757      192,301
   01/01/2010 to 12/31/2010...........  $ 8.17757    $ 9.63384      172,879
   01/01/2011 to 12/31/2011...........  $ 9.63384    $ 9.39115      159,263
   01/01/2012 to 12/31/2012...........  $ 9.39115    $10.37172      146,129
   01/01/2013 to 12/31/2013...........  $10.37172    $13.93903      130,994
   01/01/2014 to 12/31/2014...........  $13.93903    $15.16490      200,112

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99865    $10.48364        3,941
   01/01/2007 to 12/31/2007...........  $10.48364    $10.94031       66,536
   01/01/2008 to 12/31/2008...........  $10.94031    $ 8.26004       57,151
   01/01/2009 to 12/31/2009...........  $ 8.26004    $10.93768       76,627
   01/01/2010 to 12/31/2010...........  $10.93768    $12.20358       72,641
   01/01/2011 to 12/31/2011...........  $12.20358    $13.22678       62,743
   01/01/2012 to 12/31/2012...........  $13.22678    $13.78341       74,882
   01/01/2013 to 12/31/2013...........  $13.78341    $13.28836       54,662
   01/01/2014 to 12/31/2014...........  $13.28836    $13.90786       70,805
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96019    $11.10805       49,656
   01/01/2007 to 12/31/2007...........  $11.10805    $11.95409       98,340
   01/01/2008 to 12/31/2008...........  $11.95409    $ 7.76261      101,174
   01/01/2009 to 12/31/2009...........  $ 7.76261    $10.04269      100,495
   01/01/2010 to 12/31/2010...........  $10.04269    $11.06986       81,948
   01/01/2011 to 12/31/2011...........  $11.06986    $10.54922       76,210
   01/01/2012 to 12/31/2012...........  $10.54922    $12.77274       67,802
   01/01/2013 to 12/31/2013...........  $12.77274    $16.03780       61,518
   01/01/2014 to 12/31/2014...........  $16.03780    $16.35017       54,205
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.93177    $10.38694       11,858
   01/01/2007 to 12/31/2007...........  $10.38694    $11.76121       47,706
   01/01/2008 to 12/31/2008...........  $11.76121    $ 7.36982       50,926
   01/01/2009 to 12/31/2009...........  $ 7.36982    $ 9.01224       51,365
   01/01/2010 to 12/31/2010...........  $ 9.01224    $ 9.99944       43,257
   01/01/2011 to 12/31/2011...........  $ 9.99944    $ 9.77887       26,411
   01/01/2012 to 12/31/2012...........  $ 9.77887    $11.26347       25,161
   01/01/2013 to 12/31/2013...........  $11.26347    $15.14800       29,978
   01/01/2014 to 12/31/2014...........  $15.14800    $16.19999       29,920
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99866    $10.19783            0
   01/01/2013 to 12/31/2013...........  $10.19783    $13.49386        3,647
   01/01/2014 to 12/31/2014...........  $13.49386    $14.63119        8,339
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.92909    $10.40684       18,461
   01/01/2007 to 12/31/2007...........  $10.40684    $10.51880       44,871
   01/01/2008 to 12/31/2008...........  $10.51880    $ 6.40279       31,736
   01/01/2009 to 12/31/2009...........  $ 6.40279    $ 8.74826       34,653
   01/01/2010 to 12/31/2010...........  $ 8.74826    $10.63810       23,799
   01/01/2011 to 12/31/2011...........  $10.63810    $10.10447       22,895
   01/01/2012 to 12/31/2012...........  $10.10447    $11.77025       24,048
   01/01/2013 to 12/31/2013...........  $11.77025    $15.33267       23,120
   01/01/2014 to 12/31/2014...........  $15.33267    $17.34179       25,681
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99983    $10.21135       37,836
   01/01/2007 to 12/31/2007...........  $10.21135    $10.53730      305,019
   01/01/2008 to 12/31/2008...........  $10.53730    $10.62637      517,207
   01/01/2009 to 12/31/2009...........  $10.62637    $10.47945      538,228
   01/01/2010 to 12/31/2010...........  $10.47945    $10.31183      496,930
   01/01/2011 to 12/31/2011...........  $10.31183    $10.14710      548,492
   01/01/2012 to 12/31/2012...........  $10.14710    $ 9.98255      545,069
   01/01/2013 to 12/31/2013...........  $ 9.98255    $ 9.82056      522,765
   01/01/2014 to 12/31/2014...........  $ 9.82056    $ 9.66099      450,212

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.03579    $10.16355       22,815
   01/01/2007 to 12/31/2007...........  $10.16355    $10.31459       67,598
   01/01/2008 to 12/31/2008...........  $10.31459    $ 5.85900       69,851
   01/01/2009 to 12/31/2009...........  $ 5.85900    $ 8.10662       73,419
   01/01/2010 to 12/31/2010...........  $ 8.10662    $ 9.84416       68,600
   01/01/2011 to 12/31/2011...........  $ 9.84416    $ 9.44403       76,130
   01/01/2012 to 12/31/2012...........  $ 9.44403    $10.88175       63,675
   01/01/2013 to 12/31/2013...........  $10.88175    $15.20215       64,900
   01/01/2014 to 12/31/2014...........  $15.20215    $17.08652       61,169
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02857    $10.07124            0
   01/01/2012 to 12/31/2012...........  $10.07124    $10.39020          575
   01/01/2013 to 12/31/2013...........  $10.39020    $ 9.93189            0
   01/01/2014 to 12/31/2014...........  $ 9.93189    $10.27389        4,317
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96504    $10.20654       24,867
   01/01/2007 to 12/31/2007...........  $10.20654    $12.26927       91,509
   01/01/2008 to 12/31/2008...........  $12.26927    $ 6.85770       89,642
   01/01/2009 to 12/31/2009...........  $ 6.85770    $ 8.75599       86,258
   01/01/2010 to 12/31/2010...........  $ 8.75599    $11.08408       89,078
   01/01/2011 to 12/31/2011...........  $11.08408    $11.08835       74,353
   01/01/2012 to 12/31/2012...........  $11.08835    $12.25891       65,025
   01/01/2013 to 12/31/2013...........  $12.25891    $15.99280       63,704
   01/01/2014 to 12/31/2014...........  $15.99280    $16.98227       58,892
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98807    $ 9.45107       19,223
   01/01/2007 to 12/31/2007...........  $ 9.45107    $11.03677       43,081
   01/01/2008 to 12/31/2008...........  $11.03677    $ 6.23874       32,942
   01/01/2009 to 12/31/2009...........  $ 6.23874    $ 7.52236       30,876
   01/01/2010 to 12/31/2010...........  $ 7.52236    $ 8.90021       25,743
   01/01/2011 to 04/29/2011...........  $ 8.90021    $ 9.98386            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99866    $10.32556       68,842
   01/01/2013 to 12/31/2013...........  $10.32556    $12.07935       66,913
   01/01/2014 to 12/31/2014...........  $12.07935    $12.49386       64,668
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10140    $ 5.57466       47,974
   01/01/2009 to 12/31/2009...........  $ 5.57466    $ 9.13201       30,214
   01/01/2010 to 12/31/2010...........  $ 9.13201    $10.98452       45,726
   01/01/2011 to 12/31/2011...........  $10.98452    $ 8.61581       33,942
   01/01/2012 to 12/31/2012...........  $ 8.61581    $ 9.99542       27,161
   01/01/2013 to 12/31/2013...........  $ 9.99542    $ 9.85504       20,329
   01/01/2014 to 12/31/2014...........  $ 9.85504    $ 9.24104       25,506
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98026    $10.17287       37,130
   01/01/2007 to 12/31/2007...........  $10.17287    $10.68713       36,038
   01/01/2008 to 12/31/2008...........  $10.68713    $10.63079       63,201
   01/01/2009 to 12/31/2009...........  $10.63079    $11.52813       89,327
   01/01/2010 to 12/31/2010...........  $11.52813    $11.78327       90,177
   01/01/2011 to 12/31/2011...........  $11.78327    $11.85284       79,097
   01/01/2012 to 12/31/2012...........  $11.85284    $12.20770       78,678
   01/01/2013 to 12/31/2013...........  $12.20770    $11.74835       69,781
   01/01/2014 to 12/31/2014...........  $11.74835    $11.54633       67,522

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97131    $10.30548        64,753
   01/01/2007 to 12/31/2007...........  $10.30548    $10.97951       203,059
   01/01/2008 to 12/31/2008...........  $10.97951    $10.55713       331,709
   01/01/2009 to 12/31/2009...........  $10.55713    $12.10214       520,375
   01/01/2010 to 12/31/2010...........  $12.10214    $12.82467       593,992
   01/01/2011 to 12/31/2011...........  $12.82467    $13.01780       509,530
   01/01/2012 to 12/31/2012...........  $13.01780    $14.00012       554,724
   01/01/2013 to 12/31/2013...........  $14.00012    $13.51976       514,367
   01/01/2014 to 12/31/2014...........  $13.51976    $13.86313       460,393
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97924    $10.41890        92,972
   01/01/2007 to 12/31/2007...........  $10.41890    $11.14257       236,565
   01/01/2008 to 12/31/2008...........  $11.14257    $ 8.82571       974,539
   01/01/2009 to 12/31/2009...........  $ 8.82571    $10.42225     2,264,620
   01/01/2010 to 12/31/2010...........  $10.42225    $11.33708     2,304,998
   01/01/2011 to 12/31/2011...........  $11.33708    $11.26440     2,132,977
   01/01/2012 to 12/31/2012...........  $11.26440    $12.23098     1,968,696
   01/01/2013 to 12/31/2013...........  $12.23098    $13.14089     1,687,237
   01/01/2014 to 12/31/2014...........  $13.14089    $13.67415     1,504,996
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01858    $10.07112             0
   01/01/2012 to 12/31/2012...........  $10.07112    $10.61188        15,720
   01/01/2013 to 12/31/2013...........  $10.61188    $10.19810        21,197
   01/01/2014 to 12/31/2014...........  $10.19810    $10.64063        23,522
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99865    $10.30802        94,690
   01/01/2007 to 12/31/2007...........  $10.30802    $11.29766       317,418
   01/01/2008 to 12/31/2008...........  $11.29766    $ 6.58955       641,167
   01/01/2009 to 12/31/2009...........  $ 6.58955    $ 8.16634     1,549,411
   01/01/2010 to 12/31/2010...........  $ 8.16634    $ 9.56178     1,630,792
   01/01/2011 to 12/31/2011...........  $ 9.56178    $ 8.82213     1,304,314
   01/01/2012 to 12/31/2012...........  $ 8.82213    $ 9.80005     1,461,134
   01/01/2013 to 12/31/2013...........  $ 9.80005    $11.28247     1,484,089
   01/01/2014 to 12/31/2014...........  $11.28247    $12.12019     1,447,169
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95088    $10.73335        15,164
   01/01/2007 to 12/31/2007...........  $10.73335    $10.77810       137,106
   01/01/2008 to 12/31/2008...........  $10.77810    $ 6.49780       149,120
   01/01/2009 to 12/31/2009...........  $ 6.49780    $ 7.78724       145,556
   01/01/2010 to 12/31/2010...........  $ 7.78724    $ 8.81374       126,539
   01/01/2011 to 12/31/2011...........  $ 8.81374    $ 8.97066        89,956
   01/01/2012 to 12/31/2012...........  $ 8.97066    $10.48427        88,432
   01/01/2013 to 12/31/2013...........  $10.48427    $13.65875        81,581
   01/01/2014 to 12/31/2014...........  $13.65875    $15.75002        86,294
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99865    $ 8.90152             0
   01/01/2012 to 12/31/2012...........  $ 8.90152    $ 9.90901             0
   01/01/2013 to 12/31/2013...........  $ 9.90901    $11.93153             0
   01/01/2014 to 12/31/2014...........  $11.93153    $12.50090         2,847

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST RCM WORLD TRENDS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08110    $ 7.34793      220,131
   01/01/2009 to 12/31/2009...........  $ 7.34793    $ 8.91933      461,773
   01/01/2010 to 12/31/2010...........  $ 8.91933    $ 9.82025      467,291
   01/01/2011 to 12/31/2011...........  $ 9.82025    $ 9.48556      373,699
   01/01/2012 to 12/31/2012...........  $ 9.48556    $10.29080      351,433
   01/01/2013 to 12/31/2013...........  $10.29080    $11.38313      340,402
   01/01/2014 to 12/31/2014...........  $11.38313    $11.77386      304,603
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09928    $ 6.69889      137,390
   01/01/2009 to 12/31/2009...........  $ 6.69889    $ 8.35963      353,784
   01/01/2010 to 12/31/2010...........  $ 8.35963    $ 9.40345      390,069
   01/01/2011 to 12/31/2011...........  $ 9.40345    $ 9.03008      320,388
   01/01/2012 to 12/31/2012...........  $ 9.03008    $10.29597      384,271
   01/01/2013 to 12/31/2013...........  $10.29597    $11.95803      466,314
   01/01/2014 to 12/31/2014...........  $11.95803    $12.40301      402,830
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98441    $10.57410        8,013
   01/01/2007 to 12/31/2007...........  $10.57410    $11.32929       56,279
   01/01/2008 to 12/31/2008...........  $11.32929    $ 7.78043      139,992
   01/01/2009 to 12/31/2009...........  $ 7.78043    $ 9.75240      279,973
   01/01/2010 to 12/31/2010...........  $ 9.75240    $10.72732      364,104
   01/01/2011 to 12/31/2011...........  $10.72732    $10.19665      338,233
   01/01/2012 to 12/31/2012...........  $10.19665    $11.14814      353,192
   01/01/2013 to 12/31/2013...........  $11.14814    $12.54639      349,537
   01/01/2014 to 12/31/2014...........  $12.54639    $12.71742      314,955
AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99865    $ 9.95128       15,281
   01/01/2007 to 12/31/2007...........  $ 9.95128    $10.88644       49,902
   01/01/2008 to 12/31/2008...........  $10.88644    $ 5.98743       49,091
   01/01/2009 to 12/31/2009...........  $ 5.98743    $ 7.81408       44,102
   01/01/2010 to 12/31/2010...........  $ 7.81408    $10.18920       51,859
   01/01/2011 to 12/31/2011...........  $10.18920    $ 8.70962       61,268
   01/01/2012 to 12/31/2012...........  $ 8.70962    $10.28799       49,092
   01/01/2013 to 12/31/2013...........  $10.28799    $14.25156       51,811
   01/01/2014 to 12/31/2014...........  $14.25156    $14.71285       43,922
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90514    $ 9.91537       17,059
   01/01/2007 to 12/31/2007...........  $ 9.91537    $10.45096       37,088
   01/01/2008 to 12/31/2008...........  $10.45096    $ 6.68287       45,522
   01/01/2009 to 12/31/2009...........  $ 6.68287    $ 8.80353       41,424
   01/01/2010 to 12/31/2010...........  $ 8.80353    $11.81481       40,933
   01/01/2011 to 12/31/2011...........  $11.81481    $11.50952       38,343
   01/01/2012 to 12/31/2012...........  $11.50952    $12.70103       35,580
   01/01/2013 to 12/31/2013...........  $12.70103    $16.88975       37,492
   01/01/2014 to 12/31/2014...........  $16.88975    $17.25014       36,549

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99248    $10.46496        19,385
   01/01/2007 to 12/31/2007...........  $10.46496    $ 9.71682        42,102
   01/01/2008 to 12/31/2008...........  $ 9.71682    $ 6.71834        77,182
   01/01/2009 to 12/31/2009...........  $ 6.71834    $ 8.39383        75,774
   01/01/2010 to 12/31/2010...........  $ 8.39383    $10.40404        64,263
   01/01/2011 to 12/31/2011...........  $10.40404    $ 9.62370        69,667
   01/01/2012 to 12/31/2012...........  $ 9.62370    $11.18662        58,447
   01/01/2013 to 12/31/2013...........  $11.18662    $15.12112        54,925
   01/01/2014 to 12/31/2014...........  $15.12112    $15.65927        53,929
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96819    $10.63207        20,537
   01/01/2007 to 12/31/2007...........  $10.63207    $11.11985       628,407
   01/01/2008 to 12/31/2008...........  $11.11985    $ 8.10113       996,525
   01/01/2009 to 12/31/2009...........  $ 8.10113    $ 9.89341       963,504
   01/01/2010 to 12/31/2010...........  $ 9.89341    $10.85547     1,022,083
   01/01/2011 to 12/31/2011...........  $10.85547    $10.89139     1,009,621
   01/01/2012 to 12/31/2012...........  $10.89139    $12.16045     1,085,086
   01/01/2013 to 12/31/2013...........  $12.16045    $13.97681     1,023,387
   01/01/2014 to 12/31/2014...........  $13.97681    $14.55843       939,190
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95050    $11.07358         6,425
   01/01/2007 to 12/31/2007...........  $11.07358    $10.50436        52,582
   01/01/2008 to 12/31/2008...........  $10.50436    $ 6.00540        55,418
   01/01/2009 to 12/31/2009...........  $ 6.00540    $ 7.31377        62,618
   01/01/2010 to 12/31/2010...........  $ 7.31377    $ 8.14800        64,639
   01/01/2011 to 12/31/2011...........  $ 8.14800    $ 7.88448        55,316
   01/01/2012 to 12/31/2012...........  $ 7.88448    $ 9.09435        70,846
   01/01/2013 to 12/31/2013...........  $ 9.09435    $11.60266        68,333
   01/01/2014 to 12/31/2014...........  $11.60266    $12.26663        76,738
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.94018    $10.46916        33,379
   01/01/2007 to 12/31/2007...........  $10.46916    $11.14637       103,389
   01/01/2008 to 12/31/2008...........  $11.14637    $ 6.51691       107,613
   01/01/2009 to 12/31/2009...........  $ 6.51691    $ 9.83292       104,528
   01/01/2010 to 12/31/2010...........  $ 9.83292    $11.20279        87,626
   01/01/2011 to 12/31/2011...........  $11.20279    $10.83436        90,509
   01/01/2012 to 12/31/2012...........  $10.83436    $12.53229        88,895
   01/01/2013 to 12/31/2013...........  $12.53229    $17.75698        87,155
   01/01/2014 to 12/31/2014...........  $17.75698    $18.92653        92,833
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14750    $ 9.83031        48,980
   01/01/2007 to 12/31/2007...........  $ 9.83031    $13.58724       227,197
   01/01/2008 to 12/31/2008...........  $13.58724    $ 6.68500       286,220
   01/01/2009 to 12/31/2009...........  $ 6.68500    $ 9.82196       310,772
   01/01/2010 to 12/31/2010...........  $ 9.82196    $11.63889       294,395
   01/01/2011 to 12/31/2011...........  $11.63889    $ 9.74194       226,919
   01/01/2012 to 12/31/2012...........  $ 9.74194    $ 9.93017       217,327
   01/01/2013 to 12/31/2013...........  $ 9.93017    $11.27160       169,563
   01/01/2014 to 12/31/2014...........  $11.27160    $10.16156       275,513

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST TEMPLETON GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98965    $10.30028       10,514
   01/01/2007 to 12/31/2007...........  $10.30028    $11.10959       50,861
   01/01/2008 to 12/31/2008...........  $11.10959    $10.66311       47,286
   01/01/2009 to 12/31/2009...........  $10.66311    $11.76100       57,136
   01/01/2010 to 12/31/2010...........  $11.76100    $12.23466       65,204
   01/01/2011 to 12/31/2011...........  $12.23466    $12.53271       55,436
   01/01/2012 to 12/31/2012...........  $12.53271    $12.97326       56,927
   01/01/2013 to 12/31/2013...........  $12.97326    $12.28368       40,811
   01/01/2014 to 12/31/2014...........  $12.28368    $12.15160       43,026
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97075    $10.65444       81,968
   01/01/2007 to 12/31/2007...........  $10.65444    $11.48247      397,218
   01/01/2008 to 12/31/2008...........  $11.48247    $ 6.51462      474,602
   01/01/2009 to 12/31/2009...........  $ 6.51462    $ 8.23096      481,950
   01/01/2010 to 12/31/2010...........  $ 8.23096    $ 9.28255      362,465
   01/01/2011 to 12/31/2011...........  $ 9.28255    $ 8.81652      354,917
   01/01/2012 to 12/31/2012...........  $ 8.81652    $ 9.62790      328,595
   01/01/2013 to 12/31/2013...........  $ 9.62790    $11.41354      281,095
   01/01/2014 to 12/31/2014...........  $11.41354    $11.84642      227,942
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99865    $ 9.97982            0
   01/01/2008 to 12/31/2008...........  $ 9.97982    $ 9.30609       42,799
   01/01/2009 to 12/31/2009...........  $ 9.30609    $10.21975       83,444
   01/01/2010 to 12/31/2010...........  $10.21975    $10.83793       82,277
   01/01/2011 to 12/31/2011...........  $10.83793    $11.30449       65,069
   01/01/2012 to 12/31/2012...........  $11.30449    $11.99408       88,104
   01/01/2013 to 12/31/2013...........  $11.99408    $11.62324       90,835
   01/01/2014 to 12/31/2014...........  $11.62324    $12.25749      100,393
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07812    $ 6.64404      140,497
   01/01/2009 to 12/31/2009...........  $ 6.64404    $ 8.50125      347,789
   01/01/2010 to 12/31/2010...........  $ 8.50125    $ 9.21963      372,157
   01/01/2011 to 12/31/2011...........  $ 9.21963    $ 8.91860      334,271
   01/01/2012 to 09/21/2012...........  $ 8.91860    $ 9.99371            0

* Denotes the start date of these sub-accounts

                               PREMIER B SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: LIFETIME FIVE INCOME BENEFIT ONLY (1.75%) OR HIGHEST
   DAILY LIFETIME FIVE INCOME BENEFIT ONLY (1.75%) OR HD GRO 60 BPS (1.75%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97003    $10.54251     1,800,950
   01/01/2007 to 12/31/2007...........  $10.54251    $11.31443     7,345,965
   01/01/2008 to 12/31/2008...........  $11.31443    $ 7.58029     5,248,292
   01/01/2009 to 12/31/2009...........  $ 7.58029    $ 9.26448     5,326,490
   01/01/2010 to 12/31/2010...........  $ 9.26448    $10.19462     5,089,366
   01/01/2011 to 12/31/2011...........  $10.19462    $ 9.75312     4,414,821
   01/01/2012 to 12/31/2012...........  $ 9.75312    $10.78971     4,205,446
   01/01/2013 to 12/31/2013...........  $10.78971    $11.66170     3,885,835
   01/01/2014 to 12/31/2014...........  $11.66170    $11.89871     3,456,020
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98875    $10.48624       491,170
   01/01/2007 to 12/31/2007...........  $10.48624    $11.28462     2,149,669
   01/01/2008 to 12/31/2008...........  $11.28462    $ 7.78498     1,496,155
   01/01/2009 to 12/31/2009...........  $ 7.78498    $ 9.65571     1,546,021
   01/01/2010 to 12/31/2010...........  $ 9.65571    $10.79033     1,571,211
   01/01/2011 to 12/31/2011...........  $10.79033    $10.61693     1,431,282
   01/01/2012 to 12/31/2012...........  $10.61693    $11.85825     1,399,765
   01/01/2013 to 12/31/2013...........  $11.85825    $13.58391     1,405,413
   01/01/2014 to 12/31/2014...........  $13.58391    $14.16565     1,329,201
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98438    $11.02064             0
   01/01/2007 to 12/31/2007...........  $11.02064    $10.81865             0
   01/01/2008 to 12/31/2008...........  $10.81865    $ 6.93814             0
   01/01/2009 to 12/31/2009...........  $ 6.93814    $ 8.03080         6,596
   01/01/2010 to 12/31/2010...........  $ 8.03080    $ 8.98555        11,755
   01/01/2011 to 12/31/2011...........  $ 8.98555    $ 9.14661         2,574
   01/01/2012 to 05/04/2012...........  $ 9.14661    $ 9.93586             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97944    $10.49898       660,338
   01/01/2007 to 12/31/2007...........  $10.49898    $11.25387     2,883,308
   01/01/2008 to 12/31/2008...........  $11.25387    $ 7.88566     2,705,876
   01/01/2009 to 12/31/2009...........  $ 7.88566    $ 9.55557     2,782,580
   01/01/2010 to 12/31/2010...........  $ 9.55557    $10.54773     2,691,285
   01/01/2011 to 12/31/2011...........  $10.54773    $10.24057     2,316,352
   01/01/2012 to 12/31/2012...........  $10.24057    $11.31975     2,212,535
   01/01/2013 to 12/31/2013...........  $11.31975    $13.08835     2,118,897
   01/01/2014 to 12/31/2014...........  $13.08835    $13.70209     1,991,147
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99857    $ 9.16255        12,751
   01/01/2012 to 12/31/2012...........  $ 9.16255    $10.07596        22,426
   01/01/2013 to 12/31/2013...........  $10.07596    $10.97739        22,367
   01/01/2014 to 12/31/2014...........  $10.97739    $11.31669        20,385
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99857    $10.49507         1,806
   01/01/2014 to 12/31/2014...........  $10.49507    $10.68352           139

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99905    $ 9.38572            0
   01/01/2010 to 12/31/2010...........  $ 9.38572    $10.19992            0
   01/01/2011 to 12/31/2011...........  $10.19992    $10.99092            0
   01/01/2012 to 12/31/2012...........  $10.99092    $11.25150            0
   01/01/2013 to 12/31/2013...........  $11.25150    $10.98198            0
   01/01/2014 to 12/31/2014...........  $10.98198    $10.84304            0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99858    $12.04396            0
   01/01/2009 to 12/31/2009...........  $12.04396    $11.12056            0
   01/01/2010 to 12/31/2010...........  $11.12056    $12.15179            0
   01/01/2011 to 12/31/2011...........  $12.15179    $13.56492            0
   01/01/2012 to 12/31/2012...........  $13.56492    $14.09333            0
   01/01/2013 to 12/31/2013...........  $14.09333    $13.41564            0
   01/01/2014 to 12/31/2014...........  $13.41564    $13.53594            0
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99858    $12.11286            0
   01/01/2009 to 12/31/2009...........  $12.11286    $10.98780            0
   01/01/2010 to 12/31/2010...........  $10.98780    $12.02578          100
   01/01/2011 to 12/31/2011...........  $12.02578    $13.70693          506
   01/01/2012 to 12/31/2012...........  $13.70693    $14.26024            0
   01/01/2013 to 12/31/2013...........  $14.26024    $13.33784            0
   01/01/2014 to 12/31/2014...........  $13.33784    $13.66734            0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99905    $ 8.79604            0
   01/01/2010 to 12/31/2010...........  $ 8.79604    $ 9.66876       58,389
   01/01/2011 to 12/31/2011...........  $ 9.66876    $11.27734           95
   01/01/2012 to 12/31/2012...........  $11.27734    $11.78346            0
   01/01/2013 to 12/31/2013...........  $11.78346    $10.82629            0
   01/01/2014 to 12/31/2014...........  $10.82629    $11.29551            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99810    $11.01729       38,657
   01/01/2011 to 12/31/2011...........  $11.01729    $13.02623      638,952
   01/01/2012 to 12/31/2012...........  $13.02623    $13.67162      227,008
   01/01/2013 to 12/31/2013...........  $13.67162    $12.49582       26,076
   01/01/2014 to 12/31/2014...........  $12.49582    $13.22419       13,414
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99857    $12.03025      286,401
   01/01/2012 to 12/31/2012...........  $12.03025    $12.51433      365,575
   01/01/2013 to 12/31/2013...........  $12.51433    $11.10044       18,376
   01/01/2014 to 12/31/2014...........  $11.10044    $12.04074       18,069
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99810    $10.40740      255,326
   01/01/2013 to 12/31/2013...........  $10.40740    $ 9.18516      928,295
   01/01/2014 to 12/31/2014...........  $ 9.18516    $10.16623      341,703
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........  $ 9.99905    $ 8.75667      617,813
   01/01/2014 to 12/31/2014...........  $ 8.75667    $ 9.86176      405,588
AST BOND PORTFOLIO 2025
   01/02/2014* to 12/31/2014..........  $ 9.99905    $11.31222      185,355

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14535    $10.29945             0
   01/01/2010 to 12/31/2010...........  $10.29945    $11.51148         3,884
   01/01/2011 to 12/31/2011...........  $11.51148    $10.64939         4,117
   01/01/2012 to 12/31/2012...........  $10.64939    $11.85108           107
   01/01/2013 to 12/31/2013...........  $11.85108    $15.30798            44
   01/01/2014 to 12/31/2014...........  $15.30798    $16.58906            81
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97974    $10.60086     1,741,226
   01/01/2007 to 12/31/2007...........  $10.60086    $11.43120     7,256,023
   01/01/2008 to 12/31/2008...........  $11.43120    $ 7.30917     5,570,348
   01/01/2009 to 12/31/2009...........  $ 7.30917    $ 9.00313     5,643,870
   01/01/2010 to 12/31/2010...........  $ 9.00313    $10.03170     5,740,105
   01/01/2011 to 12/31/2011...........  $10.03170    $ 9.62010     5,142,553
   01/01/2012 to 12/31/2012...........  $ 9.62010    $10.75186     5,122,405
   01/01/2013 to 12/31/2013...........  $10.75186    $12.96360     5,014,287
   01/01/2014 to 12/31/2014...........  $12.96360    $13.63181     4,801,992
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99857    $11.65594             0
   01/01/2014 to 12/31/2014...........  $11.65594    $13.01454             0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.88701    $12.11318             0
   01/01/2007 to 12/31/2007...........  $12.11318    $ 9.53033             0
   01/01/2008 to 12/31/2008...........  $ 9.53033    $ 6.08313             0
   01/01/2009 to 12/31/2009...........  $ 6.08313    $ 7.88735         3,042
   01/01/2010 to 12/31/2010...........  $ 7.88735    $ 9.97588         3,002
   01/01/2011 to 12/31/2011...........  $ 9.97588    $10.45070         1,299
   01/01/2012 to 12/31/2012...........  $10.45070    $11.84713         2,109
   01/01/2013 to 12/31/2013...........  $11.84713    $12.00823           602
   01/01/2014 to 12/31/2014...........  $12.00823    $15.45011           876
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98285    $10.45147             0
   01/01/2007 to 12/31/2007...........  $10.45147    $ 8.44578             0
   01/01/2008 to 07/18/2008...........  $ 8.44578    $ 7.73525             0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99857    $ 9.68473         5,799
   01/01/2014 to 12/31/2014...........  $ 9.68473    $10.00378         6,905
AST FI PYRAMIS QUANTITATIVE PORTFOLIO
FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99857    $10.52216       336,742
   01/01/2007 to 12/31/2007...........  $10.52216    $11.22519     1,558,196
   01/01/2008 to 12/31/2008...........  $11.22519    $ 7.22737     1,139,320
   01/01/2009 to 12/31/2009...........  $ 7.22737    $ 8.79712     1,202,613
   01/01/2010 to 12/31/2010...........  $ 8.79712    $ 9.88773     1,180,706
   01/01/2011 to 12/31/2011...........  $ 9.88773    $ 9.57167       945,215
   01/01/2012 to 12/31/2012...........  $ 9.57167    $10.40722       936,387
   01/01/2013 to 12/31/2013...........  $10.40722    $11.73797       880,780
   01/01/2014 to 12/31/2014...........  $11.73797    $11.89971       822,413

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10358    $ 7.50322       13,336
   01/01/2009 to 12/31/2009...........  $ 7.50322    $ 8.93974       26,953
   01/01/2010 to 12/31/2010...........  $ 8.93974    $ 9.95667       62,320
   01/01/2011 to 12/31/2011...........  $ 9.95667    $ 9.54376       42,822
   01/01/2012 to 12/31/2012...........  $ 9.54376    $10.65837       53,623
   01/01/2013 to 12/31/2013...........  $10.65837    $12.48890       42,518
   01/01/2014 to 12/31/2014...........  $12.48890    $12.97613       56,946
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99858    $ 7.47065       27,272
   01/01/2009 to 11/13/2009...........  $ 7.47065    $ 8.35030            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99858    $10.74305      220,133
   01/01/2013 to 12/31/2013...........  $10.74305    $13.14209      215,841
   01/01/2014 to 12/31/2014...........  $13.14209    $13.32657      216,246
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99857    $10.81138       10,330
   01/01/2014 to 12/31/2014...........  $10.81138    $10.89737       21,184
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17526    $ 6.11150            0
   01/01/2009 to 12/31/2009...........  $ 6.11150    $ 8.11460        4,642
   01/01/2010 to 12/31/2010...........  $ 8.11460    $ 9.58600        8,225
   01/01/2011 to 12/31/2011...........  $ 9.58600    $ 8.94656        4,220
   01/01/2012 to 12/31/2012...........  $ 8.94656    $11.14928        7,623
   01/01/2013 to 12/31/2013...........  $11.14928    $11.43388        7,791
   01/01/2014 to 12/31/2014...........  $11.43388    $12.80175        7,787
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.93493    $10.24906            0
   01/01/2007 to 12/31/2007...........  $10.24906    $11.48125            0
   01/01/2008 to 12/31/2008...........  $11.48125    $ 6.73972            0
   01/01/2009 to 12/31/2009...........  $ 6.73972    $ 9.89579        4,004
   01/01/2010 to 12/31/2010...........  $ 9.89579    $10.72625        4,220
   01/01/2011 to 12/31/2011...........  $10.72625    $10.12478        1,716
   01/01/2012 to 12/31/2012...........  $10.12478    $11.91711        2,091
   01/01/2013 to 12/31/2013...........  $11.91711    $15.19533          572
   01/01/2014 to 02/07/2014...........  $15.19533    $14.94763            0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96053    $11.03108            0
   01/01/2007 to 12/31/2007...........  $11.03108    $11.39626            0
   01/01/2008 to 12/31/2008...........  $11.39626    $ 6.64269            0
   01/01/2009 to 12/31/2009...........  $ 6.64269    $ 7.78118        4,897
   01/01/2010 to 12/31/2010...........  $ 7.78118    $ 8.63286        9,895
   01/01/2011 to 12/31/2011...........  $ 8.63286    $ 8.01634        5,256
   01/01/2012 to 12/31/2012...........  $ 8.01634    $ 9.42776        7,881
   01/01/2013 to 12/31/2013...........  $ 9.42776    $12.37349        4,325
   01/01/2014 to 12/31/2014...........  $12.37349    $13.75771        5,718
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95792    $ 9.86401            0
   01/01/2007 to 12/31/2007...........  $ 9.86401    $11.56909            0
   01/01/2008 to 12/31/2008...........  $11.56909    $ 6.73180            0
   01/01/2009 to 12/31/2009...........  $ 6.73180    $10.39351        7,059
   01/01/2010 to 12/31/2010...........  $10.39351    $12.24001        9,473
   01/01/2011 to 12/31/2011...........  $12.24001    $11.67165        4,236
   01/01/2012 to 12/31/2012...........  $11.67165    $13.72046        5,315
   01/01/2013 to 12/31/2013...........  $13.72046    $17.82536        2,696
   01/01/2014 to 12/31/2014...........  $17.82536    $19.53827        4,053

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08926    $ 7.61215       57,389
   01/01/2009 to 12/31/2009...........  $ 7.61215    $ 9.23061      196,954
   01/01/2010 to 12/31/2010...........  $ 9.23061    $10.12402      196,131
   01/01/2011 to 12/31/2011...........  $10.12402    $ 9.89972      158,625
   01/01/2012 to 12/31/2012...........  $ 9.89972    $10.71473      162,464
   01/01/2013 to 12/31/2013...........  $10.71473    $11.56473      115,142
   01/01/2014 to 12/31/2014...........  $11.56473    $11.82516      211,086
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03346    $ 7.63699            0
   01/01/2009 to 12/31/2009...........  $ 7.63699    $ 9.52067            0
   01/01/2010 to 12/31/2010...........  $ 9.52067    $11.86158          678
   01/01/2011 to 12/31/2011...........  $11.86158    $11.80975          427
   01/01/2012 to 12/31/2012...........  $11.80975    $13.42742          693
   01/01/2013 to 12/31/2013...........  $13.42742    $18.31854          267
   01/01/2014 to 12/31/2014...........  $18.31854    $19.29943          584
AST HERNDON LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.94927    $11.01318            0
   01/01/2007 to 12/31/2007...........  $11.01318    $10.95037            0
   01/01/2008 to 12/31/2008...........  $10.95037    $ 6.74756            0
   01/01/2009 to 12/31/2009...........  $ 6.74756    $ 7.84238        2,315
   01/01/2010 to 12/31/2010...........  $ 7.84238    $ 8.66644        2,249
   01/01/2011 to 12/31/2011...........  $ 8.66644    $ 8.47561        1,076
   01/01/2012 to 12/31/2012...........  $ 8.47561    $ 9.44585        1,382
   01/01/2013 to 12/31/2013...........  $ 9.44585    $12.49812          481
   01/01/2014 to 12/31/2014...........  $12.49812    $12.47455          900
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99857    $10.56250            0
   01/01/2007 to 12/31/2007...........  $10.56250    $10.63742            0
   01/01/2008 to 12/31/2008...........  $10.63742    $ 7.78400            0
   01/01/2009 to 12/31/2009...........  $ 7.78400    $10.37011        4,733
   01/01/2010 to 12/31/2010...........  $10.37011    $11.56763        6,252
   01/01/2011 to 12/31/2011...........  $11.56763    $11.72970        3,189
   01/01/2012 to 12/31/2012...........  $11.72970    $13.12705        4,253
   01/01/2013 to 12/31/2013...........  $13.12705    $13.82773        1,412
   01/01/2014 to 12/31/2014...........  $13.82773    $13.93758        2,673
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99209    $10.60171            0
   01/01/2007 to 12/31/2007...........  $10.60171    $12.40345            0
   01/01/2008 to 12/31/2008...........  $12.40345    $ 6.06655            0
   01/01/2009 to 12/31/2009...........  $ 6.06655    $ 8.06631        4,243
   01/01/2010 to 12/31/2010...........  $ 8.06631    $ 9.07693        5,838
   01/01/2011 to 12/31/2011...........  $ 9.07693    $ 7.76802        3,046
   01/01/2012 to 12/31/2012...........  $ 7.76802    $ 9.18910        3,757
   01/01/2013 to 12/31/2013...........  $ 9.18910    $10.75208        1,470
   01/01/2014 to 12/31/2014...........  $10.75208    $ 9.98329        3,213
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.01024    $10.86454            0
   01/01/2007 to 12/31/2007...........  $10.86454    $12.57772            0
   01/01/2008 to 12/31/2008...........  $12.57772    $ 6.92187            0
   01/01/2009 to 12/31/2009...........  $ 6.92187    $ 8.87760        3,530
   01/01/2010 to 12/31/2010...........  $ 8.87760    $ 9.69193        7,861
   01/01/2011 to 12/31/2011...........  $ 9.69193    $ 8.33006        3,732
   01/01/2012 to 12/31/2012...........  $ 8.33006    $ 9.55185        4,899
   01/01/2013 to 12/31/2013...........  $ 9.55185    $11.21503        1,633
   01/01/2014 to 12/31/2014...........  $11.21503    $10.28322        3,641

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........  $ 9.99858    $10.72532      267,368
   01/01/2009 to 12/31/2009...........  $10.72532    $11.73237      128,909
   01/01/2010 to 12/31/2010...........  $11.73237    $12.77720       95,027
   01/01/2011 to 12/31/2011...........  $12.77720    $14.12060      187,387
   01/01/2012 to 12/31/2012...........  $14.12060    $15.18209       87,772
   01/01/2013 to 12/31/2013...........  $15.18209    $14.44607       53,556
   01/01/2014 to 12/31/2014...........  $14.44607    $15.15307       45,616
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11177    $ 7.13625       16,439
   01/01/2009 to 12/31/2009...........  $ 7.13625    $ 8.88380       67,144
   01/01/2010 to 12/31/2010...........  $ 8.88380    $ 9.93736      119,181
   01/01/2011 to 12/31/2011...........  $ 9.93736    $ 9.71107       68,162
   01/01/2012 to 12/31/2012...........  $ 9.71107    $10.84004       76,152
   01/01/2013 to 12/31/2013...........  $10.84004    $12.38828       87,349
   01/01/2014 to 12/31/2014...........  $12.38828    $12.95014       94,562
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99857    $10.57842            0
   01/01/2007 to 12/31/2007...........  $10.57842    $11.37690            0
   01/01/2008 to 12/31/2008...........  $11.37690    $ 6.55421            0
   01/01/2009 to 12/31/2009...........  $ 6.55421    $ 8.75281        5,437
   01/01/2010 to 12/31/2010...........  $ 8.75281    $ 9.21909       12,381
   01/01/2011 to 12/31/2011...........  $ 9.21909    $ 8.23160        7,644
   01/01/2012 to 12/31/2012...........  $ 8.23160    $ 9.86225        8,602
   01/01/2013 to 12/31/2013...........  $ 9.86225    $11.18153        5,562
   01/01/2014 to 12/31/2014...........  $11.18153    $10.28971        8,529
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96723    $10.53489            0
   01/01/2007 to 12/31/2007...........  $10.53489    $10.55381      314,971
   01/01/2008 to 12/31/2008...........  $10.55381    $ 8.54506      429,061
   01/01/2009 to 12/31/2009...........  $ 8.54506    $10.24727      458,937
   01/01/2010 to 12/31/2010...........  $10.24727    $10.80817      460,917
   01/01/2011 to 12/31/2011...........  $10.80817    $10.64726      472,112
   01/01/2012 to 12/31/2012...........  $10.64726    $11.58557      484,380
   01/01/2013 to 12/31/2013...........  $11.58557    $12.64248      479,530
   01/01/2014 to 12/31/2014...........  $12.64248    $13.10208      482,649
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08396    $10.28967          219
   01/01/2010 to 12/31/2010...........  $10.28967    $11.25705        2,266
   01/01/2011 to 12/31/2011...........  $11.25705    $11.13692        1,226
   01/01/2012 to 12/31/2012...........  $11.13692    $12.60745        1,644
   01/01/2013 to 12/31/2013...........  $12.60745    $16.91249        1,346
   01/01/2014 to 12/31/2014...........  $16.91249    $18.20134        1,736
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95990    $11.00919            0
   01/01/2007 to 12/31/2007...........  $11.00919    $10.49565            0
   01/01/2008 to 12/31/2008...........  $10.49565    $ 6.03521            0
   01/01/2009 to 12/31/2009...........  $ 6.03521    $ 7.08407        1,262
   01/01/2010 to 12/31/2010...........  $ 7.08407    $ 7.87845        7,746
   01/01/2011 to 12/31/2011...........  $ 7.87845    $ 7.41911        3,072
   01/01/2012 to 12/31/2012...........  $ 7.41911    $ 8.52255        3,715
   01/01/2013 to 12/31/2013...........  $ 8.52255    $11.71491        1,734
   01/01/2014 to 12/31/2014...........  $11.71491    $13.09615        2,922

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.94804    $10.21374            0
   01/01/2007 to 12/31/2007...........  $10.21374    $11.53918            0
   01/01/2008 to 12/31/2008...........  $11.53918    $ 6.38917            0
   01/01/2009 to 12/31/2009...........  $ 6.38917    $ 8.14798        7,793
   01/01/2010 to 12/31/2010...........  $ 8.14798    $ 9.58964       14,449
   01/01/2011 to 12/31/2011...........  $ 9.58964    $ 9.33879        7,967
   01/01/2012 to 12/31/2012...........  $ 9.33879    $10.30371       11,859
   01/01/2013 to 12/31/2013...........  $10.30371    $13.83409        6,287
   01/01/2014 to 12/31/2014...........  $13.83409    $15.03587       10,524
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99857    $10.47669            0
   01/01/2007 to 12/31/2007...........  $10.47669    $10.92227            0
   01/01/2008 to 12/31/2008...........  $10.92227    $ 8.23823            0
   01/01/2009 to 12/31/2009...........  $ 8.23823    $10.89824        2,313
   01/01/2010 to 12/31/2010...........  $10.89824    $12.14768        1,264
   01/01/2011 to 12/31/2011...........  $12.14768    $13.15337        1,206
   01/01/2012 to 12/31/2012...........  $13.15337    $13.69343        2,725
   01/01/2013 to 12/31/2013...........  $13.69343    $13.18866          793
   01/01/2014 to 12/31/2014...........  $13.18866    $13.78995        1,670
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96011    $11.10079            0
   01/01/2007 to 12/31/2007...........  $11.10079    $11.93449            0
   01/01/2008 to 12/31/2008...........  $11.93449    $ 7.74226            0
   01/01/2009 to 12/31/2009...........  $ 7.74226    $10.00657        4,376
   01/01/2010 to 12/31/2010...........  $10.00657    $11.01926        2,936
   01/01/2011 to 12/31/2011...........  $11.01926    $10.49074        1,831
   01/01/2012 to 12/31/2012...........  $10.49074    $12.68948        2,419
   01/01/2013 to 12/31/2013...........  $12.68948    $15.91756          647
   01/01/2014 to 12/31/2014...........  $15.91756    $16.21177        1,061
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.93168    $10.38005            0
   01/01/2007 to 12/31/2007...........  $10.38005    $11.74189            0
   01/01/2008 to 12/31/2008...........  $11.74189    $ 7.35047            0
   01/01/2009 to 12/31/2009...........  $ 7.35047    $ 8.97986          604
   01/01/2010 to 12/31/2010...........  $ 8.97986    $ 9.95374        4,601
   01/01/2011 to 12/31/2011...........  $ 9.95374    $ 9.72471        1,801
   01/01/2012 to 12/31/2012...........  $ 9.72471    $11.19006        1,984
   01/01/2013 to 12/31/2013...........  $11.19006    $15.03451          522
   01/01/2014 to 12/31/2014...........  $15.03451    $16.06290        1,643
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99858    $10.19406            0
   01/01/2013 to 12/31/2013...........  $10.19406    $13.47564            0
   01/01/2014 to 12/31/2014...........  $13.47564    $14.59708            0
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.92901    $10.39990            0
   01/01/2007 to 12/31/2007...........  $10.39990    $10.50138            0
   01/01/2008 to 12/31/2008...........  $10.50138    $ 6.38584            0
   01/01/2009 to 12/31/2009...........  $ 6.38584    $ 8.71638        1,504
   01/01/2010 to 12/31/2010...........  $ 8.71638    $10.58897        1,510
   01/01/2011 to 12/31/2011...........  $10.58897    $10.04800          608
   01/01/2012 to 12/31/2012...........  $10.04800    $11.69310          766
   01/01/2013 to 12/31/2013...........  $11.69310    $15.21723          289
   01/01/2014 to 12/31/2014...........  $15.21723    $17.19427          513

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99975    $10.20465            0
   01/01/2007 to 12/31/2007...........  $10.20465    $10.51994            0
   01/01/2008 to 12/31/2008...........  $10.51994    $10.59840            0
   01/01/2009 to 12/31/2009...........  $10.59840    $10.44180       27,394
   01/01/2010 to 12/31/2010...........  $10.44180    $10.26477       20,194
   01/01/2011 to 12/31/2011...........  $10.26477    $10.09057       14,484
   01/01/2012 to 12/31/2012...........  $10.09057    $ 9.91778       11,183
   01/01/2013 to 12/31/2013...........  $ 9.91778    $ 9.74711        4,286
   01/01/2014 to 12/31/2014...........  $ 9.74711    $ 9.57930        3,706
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.03571    $10.15678            0
   01/01/2007 to 12/31/2007...........  $10.15678    $10.29756            0
   01/01/2008 to 12/31/2008...........  $10.29756    $ 5.84357            0
   01/01/2009 to 12/31/2009...........  $ 5.84357    $ 8.07728        1,187
   01/01/2010 to 12/31/2010...........  $ 8.07728    $ 9.79886        3,335
   01/01/2011 to 12/31/2011...........  $ 9.79886    $ 9.39128        1,377
   01/01/2012 to 12/31/2012...........  $ 9.39128    $10.81040        1,972
   01/01/2013 to 12/31/2013...........  $10.81040    $15.08767          699
   01/01/2014 to 12/31/2014...........  $15.08767    $16.94131        1,455
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02848    $10.06951            0
   01/01/2012 to 12/31/2012...........  $10.06951    $10.37829            0
   01/01/2013 to 12/31/2013...........  $10.37829    $ 9.91079            0
   01/01/2014 to 12/31/2014...........  $ 9.91079    $10.24201            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96496    $10.19976            0
   01/01/2007 to 12/31/2007...........  $10.19976    $12.24905            0
   01/01/2008 to 12/31/2008...........  $12.24905    $ 6.83966            0
   01/01/2009 to 12/31/2009...........  $ 6.83966    $ 8.72450        3,055
   01/01/2010 to 12/31/2010...........  $ 8.72450    $11.03351        8,033
   01/01/2011 to 12/31/2011...........  $11.03351    $11.02690        3,421
   01/01/2012 to 12/31/2012...........  $11.02690    $12.17892        5,513
   01/01/2013 to 12/31/2013...........  $12.17892    $15.87285        3,614
   01/01/2014 to 12/31/2014...........  $15.87285    $16.83844        5,072
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98799    $ 9.44486            0
   01/01/2007 to 12/31/2007...........  $ 9.44486    $11.01865            0
   01/01/2008 to 12/31/2008...........  $11.01865    $ 6.22235            0
   01/01/2009 to 12/31/2009...........  $ 6.22235    $ 7.49518        2,765
   01/01/2010 to 12/31/2010...........  $ 7.49518    $ 8.85927        3,680
   01/01/2011 to 04/29/2011...........  $ 8.85927    $ 9.93478            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99858    $10.31874        3,239
   01/01/2013 to 12/31/2013...........  $10.31874    $12.05951        1,357
   01/01/2014 to 12/31/2014...........  $12.05951    $12.46114        2,996
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10132    $ 5.57216            0
   01/01/2009 to 12/31/2009...........  $ 5.57216    $ 9.11891        4,932
   01/01/2010 to 12/31/2010...........  $ 9.11891    $10.95795       14,211
   01/01/2011 to 12/31/2011...........  $10.95795    $ 8.58654        9,133
   01/01/2012 to 12/31/2012...........  $ 8.58654    $ 9.95162       11,260
   01/01/2013 to 12/31/2013...........  $ 9.95162    $ 9.80229       10,042
   01/01/2014 to 12/31/2014...........  $ 9.80229    $ 9.18246       12,798

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98017    $10.16612             0
   01/01/2007 to 12/31/2007...........  $10.16612    $10.66960             0
   01/01/2008 to 12/31/2008...........  $10.66960    $10.60295             0
   01/01/2009 to 12/31/2009...........  $10.60295    $11.48658         3,251
   01/01/2010 to 12/31/2010...........  $11.48658    $11.72926        11,456
   01/01/2011 to 12/31/2011...........  $11.72926    $11.78694         9,762
   01/01/2012 to 12/31/2012...........  $11.78694    $12.12782        10,369
   01/01/2013 to 12/31/2013...........  $12.12782    $11.66008           509
   01/01/2014 to 12/31/2014...........  $11.66008    $11.44852           771
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97123    $10.29870             0
   01/01/2007 to 12/31/2007...........  $10.29870    $10.96160             0
   01/01/2008 to 12/31/2008...........  $10.96160    $10.52960             0
   01/01/2009 to 12/31/2009...........  $10.52960    $12.05880        52,387
   01/01/2010 to 12/31/2010...........  $12.05880    $12.76610        80,428
   01/01/2011 to 12/31/2011...........  $12.76610    $12.94556        46,981
   01/01/2012 to 12/31/2012...........  $12.94556    $13.90862        46,392
   01/01/2013 to 12/31/2013...........  $13.90862    $13.41826        23,193
   01/01/2014 to 12/31/2014...........  $13.41826    $13.74548        32,012
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97916    $10.41199       145,637
   01/01/2007 to 12/31/2007...........  $10.41199    $11.12416       869,033
   01/01/2008 to 12/31/2008...........  $11.12416    $ 8.80243     1,315,556
   01/01/2009 to 12/31/2009...........  $ 8.80243    $10.38444     1,417,628
   01/01/2010 to 12/31/2010...........  $10.38444    $11.28481     1,469,096
   01/01/2011 to 12/31/2011...........  $11.28481    $11.20146     1,377,189
   01/01/2012 to 12/31/2012...........  $11.20146    $12.15069     1,420,177
   01/01/2013 to 12/31/2013...........  $12.15069    $13.04183     1,252,164
   01/01/2014 to 12/31/2014...........  $13.04183    $13.55778     1,126,677
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01849    $10.06939             0
   01/01/2012 to 12/31/2012...........  $10.06939    $10.59962             0
   01/01/2013 to 12/31/2013...........  $10.59962    $10.17640             0
   01/01/2014 to 12/31/2014...........  $10.17640    $10.60757             0
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99857    $10.30127       546,256
   01/01/2007 to 12/31/2007...........  $10.30127    $11.27901     2,148,978
   01/01/2008 to 12/31/2008...........  $11.27901    $ 6.57207     1,469,499
   01/01/2009 to 12/31/2009...........  $ 6.57207    $ 8.13678     1,588,708
   01/01/2010 to 12/31/2010...........  $ 8.13678    $ 9.51787     1,677,327
   01/01/2011 to 12/31/2011...........  $ 9.51787    $ 8.77313     1,401,227
   01/01/2012 to 12/31/2012...........  $ 8.77313    $ 9.73603     1,364,157
   01/01/2013 to 12/31/2013...........  $ 9.73603    $11.19768     1,276,895
   01/01/2014 to 12/31/2014...........  $11.19768    $12.01729     1,233,509
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95080    $10.72630             0
   01/01/2007 to 12/31/2007...........  $10.72630    $10.76050             0
   01/01/2008 to 12/31/2008...........  $10.76050    $ 6.48081             0
   01/01/2009 to 12/31/2009...........  $ 6.48081    $ 7.75928           534
   01/01/2010 to 12/31/2010...........  $ 7.75928    $ 8.77355           588
   01/01/2011 to 12/31/2011...........  $ 8.77355    $ 8.92102         5,253
   01/01/2012 to 12/31/2012...........  $ 8.92102    $10.41605           393
   01/01/2013 to 12/31/2013...........  $10.41605    $13.55651           147
   01/01/2014 to 12/31/2014...........  $13.55651    $15.61679           345

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99857    $ 8.89568        1,189
   01/01/2012 to 12/31/2012...........  $ 8.89568    $ 9.89278        1,189
   01/01/2013 to 12/31/2013...........  $ 9.89278    $11.90029        1,189
   01/01/2014 to 12/31/2014...........  $11.90029    $12.45586        1,189
AST RCM WORLD TRENDS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08108    $ 7.34315      104,119
   01/01/2009 to 12/31/2009...........  $ 7.34315    $ 8.90471      167,537
   01/01/2010 to 12/31/2010...........  $ 8.90471    $ 9.79462      219,911
   01/01/2011 to 12/31/2011...........  $ 9.79462    $ 9.45152      190,109
   01/01/2012 to 12/31/2012...........  $ 9.45152    $10.24388      198,399
   01/01/2013 to 12/31/2013...........  $10.24388    $11.32005      177,996
   01/01/2014 to 12/31/2014...........  $11.32005    $11.69718      173,192
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09925    $ 6.69446       30,005
   01/01/2009 to 12/31/2009...........  $ 6.69446    $ 8.34595      120,538
   01/01/2010 to 12/31/2010...........  $ 8.34595    $ 9.37899      168,807
   01/01/2011 to 12/31/2011...........  $ 9.37899    $ 8.99772      123,003
   01/01/2012 to 12/31/2012...........  $ 8.99772    $10.24908      139,301
   01/01/2013 to 12/31/2013...........  $10.24908    $11.89196      149,104
   01/01/2014 to 12/31/2014...........  $11.89196    $12.32226      158,314
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98433    $10.56714            0
   01/01/2007 to 12/31/2007...........  $10.56714    $11.31065      102,888
   01/01/2008 to 12/31/2008...........  $11.31065    $ 7.75997       85,839
   01/01/2009 to 12/31/2009...........  $ 7.75997    $ 9.71715      170,482
   01/01/2010 to 12/31/2010...........  $ 9.71715    $10.67818      242,375
   01/01/2011 to 12/31/2011...........  $10.67818    $10.13994      193,517
   01/01/2012 to 12/31/2012...........  $10.13994    $11.07516      201,244
   01/01/2013 to 12/31/2013...........  $11.07516    $12.45205      189,789
   01/01/2014 to 12/31/2014...........  $12.45205    $12.60941      180,154
AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99857    $ 9.94478            0
   01/01/2007 to 12/31/2007...........  $ 9.94478    $10.86864            0
   01/01/2008 to 12/31/2008...........  $10.86864    $ 5.97180            0
   01/01/2009 to 12/31/2009...........  $ 5.97180    $ 7.78612        2,497
   01/01/2010 to 12/31/2010...........  $ 7.78612    $10.14271        7,539
   01/01/2011 to 12/31/2011...........  $10.14271    $ 8.66144        4,659
   01/01/2012 to 12/31/2012...........  $ 8.66144    $10.22095        6,891
   01/01/2013 to 12/31/2013...........  $10.22095    $14.14486        4,877
   01/01/2014 to 12/31/2014...........  $14.14486    $14.58836        6,843
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90506    $ 9.90872            0
   01/01/2007 to 12/31/2007...........  $ 9.90872    $10.43378            0
   01/01/2008 to 12/31/2008...........  $10.43378    $ 6.66531            0
   01/01/2009 to 12/31/2009...........  $ 6.66531    $ 8.77180        2,301
   01/01/2010 to 12/31/2010...........  $ 8.77180    $11.76047        3,732
   01/01/2011 to 12/31/2011...........  $11.76047    $11.44523        1,577
   01/01/2012 to 12/31/2012...........  $11.44523    $12.61772        2,245
   01/01/2013 to 12/31/2013...........  $12.61772    $16.76255        1,274
   01/01/2014 to 12/31/2014...........  $16.76255    $17.10340        2,256

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99240    $10.45801             0
   01/01/2007 to 12/31/2007...........  $10.45801    $ 9.70078             0
   01/01/2008 to 12/31/2008...........  $ 9.70078    $ 6.70059             0
   01/01/2009 to 12/31/2009...........  $ 6.70059    $ 8.36348         4,832
   01/01/2010 to 12/31/2010...........  $ 8.36348    $10.35634         6,939
   01/01/2011 to 12/31/2011...........  $10.35634    $ 9.57011         3,019
   01/01/2012 to 12/31/2012...........  $ 9.57011    $11.11346         3,775
   01/01/2013 to 12/31/2013...........  $11.11346    $15.00753         1,365
   01/01/2014 to 12/31/2014...........  $15.00753    $15.52649         2,274
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96810    $10.62508        16,581
   01/01/2007 to 12/31/2007...........  $10.62508    $11.10168     1,530,578
   01/01/2008 to 12/31/2008...........  $11.10168    $ 8.07989     1,055,039
   01/01/2009 to 12/31/2009...........  $ 8.07989    $ 9.85774     1,077,905
   01/01/2010 to 12/31/2010...........  $ 9.85774    $10.80580     1,134,743
   01/01/2011 to 12/31/2011...........  $10.80580    $10.83087     1,009,735
   01/01/2012 to 12/31/2012...........  $10.83087    $12.08098     1,106,077
   01/01/2013 to 12/31/2013...........  $12.08098    $13.87192     1,185,143
   01/01/2014 to 12/31/2014...........  $13.87192    $14.43485     1,122,150
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95042    $11.06626             0
   01/01/2007 to 12/31/2007...........  $11.06626    $10.48707             0
   01/01/2008 to 12/31/2008...........  $10.48707    $ 5.98961             0
   01/01/2009 to 12/31/2009...........  $ 5.98961    $ 7.28736           229
   01/01/2010 to 12/31/2010...........  $ 7.28736    $ 8.11059         1,352
   01/01/2011 to 12/31/2011...........  $ 8.11059    $ 7.84060           530
   01/01/2012 to 12/31/2012...........  $ 7.84060    $ 9.03488           673
   01/01/2013 to 12/31/2013...........  $ 9.03488    $11.51542         2,478
   01/01/2014 to 12/31/2014...........  $11.51542    $12.16249         4,275
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.94009    $10.46223             0
   01/01/2007 to 12/31/2007...........  $10.46223    $11.12804             0
   01/01/2008 to 12/31/2008...........  $11.12804    $ 6.49978             0
   01/01/2009 to 12/31/2009...........  $ 6.49978    $ 9.79749         6,044
   01/01/2010 to 12/31/2010...........  $ 9.79749    $11.15143        28,201
   01/01/2011 to 12/31/2011...........  $11.15143    $10.77407         8,146
   01/01/2012 to 12/31/2012...........  $10.77407    $12.45032         5,640
   01/01/2013 to 12/31/2013...........  $12.45032    $17.62352         3,661
   01/01/2014 to 12/31/2014...........  $17.62352    $18.76579         6,409
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14742    $ 9.82387             0
   01/01/2007 to 12/31/2007...........  $ 9.82387    $13.56505             0
   01/01/2008 to 12/31/2008...........  $13.56505    $ 6.66754             0
   01/01/2009 to 12/31/2009...........  $ 6.66754    $ 9.78660        18,507
   01/01/2010 to 12/31/2010...........  $ 9.78660    $11.58555        26,610
   01/01/2011 to 12/31/2011...........  $11.58555    $ 9.68778        13,221
   01/01/2012 to 12/31/2012...........  $ 9.68778    $ 9.86519        13,931
   01/01/2013 to 12/31/2013...........  $ 9.86519    $11.18669         6,992
   01/01/2014 to 12/31/2014...........  $11.18669    $10.07509        11,311

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST TEMPLETON GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98957    $10.29346            0
   01/01/2007 to 12/31/2007...........  $10.29346    $11.09132            0
   01/01/2008 to 12/31/2008...........  $11.09132    $10.63511            0
   01/01/2009 to 12/31/2009...........  $10.63511    $11.71854        6,106
   01/01/2010 to 12/31/2010...........  $11.71854    $12.17856        5,121
   01/01/2011 to 12/31/2011...........  $12.17856    $12.46302        4,174
   01/01/2012 to 12/31/2012...........  $12.46302    $12.88847        4,788
   01/01/2013 to 12/31/2013...........  $12.88847    $12.19127        2,761
   01/01/2014 to 12/31/2014...........  $12.19127    $12.04827        2,849
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97067    $10.64737            0
   01/01/2007 to 12/31/2007...........  $10.64737    $11.46345            0
   01/01/2008 to 12/31/2008...........  $11.46345    $ 6.49753            0
   01/01/2009 to 12/31/2009...........  $ 6.49753    $ 8.20138       38,652
   01/01/2010 to 12/31/2010...........  $ 8.20138    $ 9.24013       44,538
   01/01/2011 to 12/31/2011...........  $ 9.24013    $ 8.76758       26,079
   01/01/2012 to 12/31/2012...........  $ 8.76758    $ 9.56505       31,664
   01/01/2013 to 12/31/2013...........  $ 9.56505    $11.32796       28,295
   01/01/2014 to 12/31/2014...........  $11.32796    $11.74589       47,719
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99857    $ 9.97857            0
   01/01/2008 to 12/31/2008...........  $ 9.97857    $ 9.29580            0
   01/01/2009 to 12/31/2009...........  $ 9.29580    $10.19841        6,401
   01/01/2010 to 12/31/2010...........  $10.19841    $10.80459        9,567
   01/01/2011 to 12/31/2011...........  $10.80459    $11.25875        5,671
   01/01/2012 to 12/31/2012...........  $11.25875    $11.93381        7,388
   01/01/2013 to 12/31/2013...........  $11.93381    $11.55346        4,421
   01/01/2014 to 12/31/2014...........  $11.55346    $12.17197        6,410
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07809    $ 6.63967       64,724
   01/01/2009 to 12/31/2009...........  $ 6.63967    $ 8.48729      115,986
   01/01/2010 to 12/31/2010...........  $ 8.48729    $ 9.19556      209,200
   01/01/2011 to 12/31/2011...........  $ 9.19556    $ 8.88658      196,297
   01/01/2012 to 09/21/2012...........  $ 8.88658    $ 9.95078            0

* Denotes the start date of these sub-accounts

                               PREMIER B SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: SPOUSAL LIFETIME FIVE INCOME BENEFIT ONLY (1.90%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.39927    $10.98569       583,389
   01/01/2007 to 12/31/2007...........  $10.98569    $11.77245     1,859,641
   01/01/2008 to 12/31/2008...........  $11.77245    $ 7.87551     1,785,172
   01/01/2009 to 12/31/2009...........  $ 7.87551    $ 9.61124     1,640,143
   01/01/2010 to 12/31/2010...........  $ 9.61124    $10.56057     1,463,422
   01/01/2011 to 12/31/2011...........  $10.56057    $10.08836     1,384,234
   01/01/2012 to 12/31/2012...........  $10.08836    $11.14410     1,249,343
   01/01/2013 to 12/31/2013...........  $11.14410    $12.02719     1,037,203
   01/01/2014 to 12/31/2014...........  $12.02719    $12.25357     1,036,626
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14643    $10.64132       118,534
   01/01/2007 to 12/31/2007...........  $10.64132    $11.43460       381,987
   01/01/2008 to 12/31/2008...........  $11.43460    $ 7.87680       484,130
   01/01/2009 to 12/31/2009...........  $ 7.87680    $ 9.75519       535,791
   01/01/2010 to 12/31/2010...........  $ 9.75519    $10.88553       434,823
   01/01/2011 to 12/31/2011...........  $10.88553    $10.69481       440,297
   01/01/2012 to 12/31/2012...........  $10.69481    $11.92762       455,812
   01/01/2013 to 12/31/2013...........  $11.92762    $13.64323       355,779
   01/01/2014 to 12/31/2014...........  $13.64323    $14.20668       390,450
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.72581    $11.82754             0
   01/01/2007 to 12/31/2007...........  $11.82754    $11.59346             0
   01/01/2008 to 12/31/2008...........  $11.59346    $ 7.42411         5,613
   01/01/2009 to 12/31/2009...........  $ 7.42411    $ 8.58067        50,696
   01/01/2010 to 12/31/2010...........  $ 8.58067    $ 9.58667        33,967
   01/01/2011 to 12/31/2011...........  $ 9.58667    $ 9.74413        25,398
   01/01/2012 to 05/04/2012...........  $ 9.74413    $10.57964             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.34964    $10.87782       198,275
   01/01/2007 to 12/31/2007...........  $10.87782    $11.64277       528,469
   01/01/2008 to 12/31/2008...........  $11.64277    $ 8.14626       780,685
   01/01/2009 to 12/31/2009...........  $ 8.14626    $ 9.85682       900,823
   01/01/2010 to 12/31/2010...........  $ 9.85682    $10.86424       694,237
   01/01/2011 to 12/31/2011...........  $10.86424    $10.53238       651,831
   01/01/2012 to 12/31/2012...........  $10.53238    $11.62514       606,123
   01/01/2013 to 12/31/2013...........  $11.62514    $13.42168       540,329
   01/01/2014 to 12/31/2014...........  $13.42168    $14.03040       479,010
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99793    $ 9.15301        76,140
   01/01/2012 to 12/31/2012...........  $ 9.15301    $10.05053        77,501
   01/01/2013 to 12/31/2013...........  $10.05053    $10.93367        74,622
   01/01/2014 to 12/31/2014...........  $10.93367    $11.25504        62,910
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99845    $10.48449             0
   01/01/2014 to 12/31/2014...........  $10.48449    $10.65715             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99897    $ 9.37189             0
   01/01/2010 to 12/31/2010...........  $ 9.37189    $10.16992             0
   01/01/2011 to 12/31/2011...........  $10.16992    $10.94263             0
   01/01/2012 to 12/31/2012...........  $10.94263    $11.18539             0
   01/01/2013 to 12/31/2013...........  $11.18539    $10.90130             0
   01/01/2014 to 12/31/2014...........  $10.90130    $10.74753             0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99846    $12.02740       908,730
   01/01/2009 to 12/31/2009...........  $12.02740    $11.08899       916,869
   01/01/2010 to 12/31/2010...........  $11.08899    $12.09943       638,577
   01/01/2011 to 12/31/2011...........  $12.09943    $13.48663       417,534
   01/01/2012 to 12/31/2012...........  $13.48663    $13.99125       309,874
   01/01/2013 to 12/31/2013...........  $13.99125    $13.29882       240,935
   01/01/2014 to 12/31/2014...........  $13.29882    $13.39820       221,283
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99846    $12.09626       612,585
   01/01/2009 to 12/31/2009...........  $12.09626    $10.95660       502,389
   01/01/2010 to 12/31/2010...........  $10.95660    $11.97397       373,713
   01/01/2011 to 12/31/2011...........  $11.97397    $13.62798       248,886
   01/01/2012 to 12/31/2012...........  $13.62798    $14.15708       157,119
   01/01/2013 to 12/31/2013...........  $14.15708    $13.22184       124,785
   01/01/2014 to 12/31/2014...........  $13.22184    $13.52858       119,007
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99897    $ 8.78306        52,681
   01/01/2010 to 12/31/2010...........  $ 8.78306    $ 9.64023       528,085
   01/01/2011 to 12/31/2011...........  $ 9.64023    $11.22759       101,117
   01/01/2012 to 12/31/2012...........  $11.22759    $11.71417         9,380
   01/01/2013 to 12/31/2013...........  $11.71417    $10.74672             0
   01/01/2014 to 12/31/2014...........  $10.74672    $11.19591             0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99794    $11.00110       778,013
   01/01/2011 to 12/31/2011...........  $11.00110    $12.98795       542,945
   01/01/2012 to 12/31/2012...........  $12.98795    $13.61130        65,573
   01/01/2013 to 12/31/2013...........  $13.61130    $12.42241             0
   01/01/2014 to 12/31/2014...........  $12.42241    $13.12714             0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99845    $12.01256       796,652
   01/01/2012 to 12/31/2012...........  $12.01256    $12.47759       808,569
   01/01/2013 to 12/31/2013...........  $12.47759    $11.05160        53,913
   01/01/2014 to 12/31/2014...........  $11.05160    $11.97007        50,596
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99794    $10.39215       645,445
   01/01/2013 to 12/31/2013...........  $10.39215    $ 9.15827     1,789,579
   01/01/2014 to 12/31/2014...........  $ 9.15827    $10.12164       731,314
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........  $ 9.99897    $ 8.74369     1,232,761
   01/01/2014 to 12/31/2014...........  $ 8.74369    $ 9.83272       732,327
AST BOND PORTFOLIO 2025
   01/02/2014* to 12/31/2014..........  $ 9.99897    $11.29546       491,888
AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14522    $10.29744             0
   01/01/2010 to 12/31/2010...........  $10.29744    $11.49224             0
   01/01/2011 to 12/31/2011...........  $11.49224    $10.61596             0
   01/01/2012 to 12/31/2012...........  $10.61596    $11.79636             0
   01/01/2013 to 12/31/2013...........  $11.79636    $15.21484             0
   01/01/2014 to 12/31/2014...........  $15.21484    $16.46394             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.51837    $11.16214       696,836
   01/01/2007 to 12/31/2007...........  $11.16214    $12.01860     1,899,240
   01/01/2008 to 12/31/2008...........  $12.01860    $ 7.67349     2,229,727
   01/01/2009 to 12/31/2009...........  $ 7.67349    $ 9.43787     2,245,693
   01/01/2010 to 12/31/2010...........  $ 9.43787    $10.50081     2,023,526
   01/01/2011 to 12/31/2011...........  $10.50081    $10.05525     1,946,932
   01/01/2012 to 12/31/2012...........  $10.05525    $11.22171     1,857,703
   01/01/2013 to 12/31/2013...........  $11.22171    $13.51022     1,643,119
   01/01/2014 to 12/31/2014...........  $13.51022    $14.18572     1,688,117
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99845    $11.64134             0
   01/01/2014 to 12/31/2014...........  $11.64134    $12.97911             0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.14998    $16.09509             0
   01/01/2007 to 12/31/2007...........  $16.09509    $12.64447             0
   01/01/2008 to 12/31/2008...........  $12.64447    $ 8.05893         9,851
   01/01/2009 to 12/31/2009...........  $ 8.05893    $10.43374         8,691
   01/01/2010 to 12/31/2010...........  $10.43374    $13.17714         3,507
   01/01/2011 to 12/31/2011...........  $13.17714    $13.78398         3,870
   01/01/2012 to 12/31/2012...........  $13.78398    $15.60270         5,097
   01/01/2013 to 12/31/2013...........  $15.60270    $15.79154           984
   01/01/2014 to 12/31/2014...........  $15.79154    $20.28799         1,745
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.25302    $11.76968             0
   01/01/2007 to 12/31/2007...........  $11.76968    $ 9.49700             0
   01/01/2008 to 07/18/2008...........  $ 9.49700    $ 8.69104             0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99845    $ 9.67493        11,768
   01/01/2014 to 12/31/2014...........  $ 9.67493    $ 9.97893        10,859
AST FI PYRAMIS QUANTITATIVE PORTFOLIO
FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04664    $10.56241       121,250
   01/01/2007 to 12/31/2007...........  $10.56241    $11.25138       309,496
   01/01/2008 to 12/31/2008...........  $11.25138    $ 7.23357       379,589
   01/01/2009 to 12/31/2009...........  $ 7.23357    $ 8.79176       378,198
   01/01/2010 to 12/31/2010...........  $ 8.79176    $ 9.86717       341,078
   01/01/2011 to 12/31/2011...........  $ 9.86717    $ 9.53771       337,060
   01/01/2012 to 12/31/2012...........  $ 9.53771    $10.35497       285,270
   01/01/2013 to 12/31/2013...........  $10.35497    $11.66190       234,210
   01/01/2014 to 12/31/2014...........  $11.66190    $11.80502       220,377
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10354    $ 7.49581        15,170
   01/01/2009 to 12/31/2009...........  $ 7.49581    $ 8.91773        61,566
   01/01/2010 to 12/31/2010...........  $ 8.91773    $ 9.91745        36,229
   01/01/2011 to 12/31/2011...........  $ 9.91745    $ 9.49220        35,462
   01/01/2012 to 12/31/2012...........  $ 9.49220    $10.58502        41,888
   01/01/2013 to 12/31/2013...........  $10.58502    $12.38466        17,105
   01/01/2014 to 12/31/2014...........  $12.38466    $12.84883        42,162
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99846    $ 7.46564        13,054
   01/01/2009 to 11/13/2009...........  $ 7.46564    $ 8.33415             0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99846    $10.73228        86,013
   01/01/2013 to 12/31/2013...........  $10.73228    $13.10969        65,316
   01/01/2014 to 12/31/2014...........  $13.10969    $13.27400        55,383

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99845    $10.80048            0
   01/01/2014 to 12/31/2014...........  $10.80048    $10.87035          127
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17514    $ 6.10747        2,748
   01/01/2009 to 12/31/2009...........  $ 6.10747    $ 8.09735        2,393
   01/01/2010 to 12/31/2010...........  $ 8.09735    $ 9.55158          790
   01/01/2011 to 12/31/2011...........  $ 9.55158    $ 8.90131        1,108
   01/01/2012 to 12/31/2012...........  $ 8.90131    $11.07650        1,022
   01/01/2013 to 12/31/2013...........  $11.07650    $11.34251          273
   01/01/2014 to 12/31/2014...........  $11.34251    $12.68089          594
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.24704    $11.59121            0
   01/01/2007 to 12/31/2007...........  $11.59121    $12.96551            0
   01/01/2008 to 12/31/2008...........  $12.96551    $ 7.59977        3,911
   01/01/2009 to 12/31/2009...........  $ 7.59977    $11.14229       10,548
   01/01/2010 to 12/31/2010...........  $11.14229    $12.05954        7,145
   01/01/2011 to 12/31/2011...........  $12.05954    $11.36664        3,942
   01/01/2012 to 12/31/2012...........  $11.36664    $13.35906        3,761
   01/01/2013 to 12/31/2013...........  $13.35906    $17.00888        1,347
   01/01/2014 to 02/07/2014...........  $17.00888    $16.72906            0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.65822    $11.79214            0
   01/01/2007 to 12/31/2007...........  $11.79214    $12.16446            0
   01/01/2008 to 12/31/2008...........  $12.16446    $ 7.08000        5,343
   01/01/2009 to 12/31/2009...........  $ 7.08000    $ 8.28115       30,196
   01/01/2010 to 12/31/2010...........  $ 8.28115    $ 9.17397       15,172
   01/01/2011 to 12/31/2011...........  $ 9.17397    $ 8.50626        7,106
   01/01/2012 to 12/31/2012...........  $ 8.50626    $ 9.98923        5,872
   01/01/2013 to 12/31/2013...........  $ 9.98923    $13.09110        2,585
   01/01/2014 to 12/31/2014...........  $13.09110    $14.53422        3,992
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.12778    $11.01205            0
   01/01/2007 to 12/31/2007...........  $11.01205    $12.89631            0
   01/01/2008 to 12/31/2008...........  $12.89631    $ 7.49295        9,127
   01/01/2009 to 12/31/2009...........  $ 7.49295    $11.55150       13,822
   01/01/2010 to 12/31/2010...........  $11.55150    $13.58365        7,756
   01/01/2011 to 12/31/2011...........  $13.58365    $12.93390        7,709
   01/01/2012 to 12/31/2012...........  $12.93390    $15.18202       10,353
   01/01/2013 to 12/31/2013...........  $15.18202    $19.69518        4,195
   01/01/2014 to 12/31/2014...........  $19.69518    $21.55589        7,853
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08922    $ 7.60464       49,973
   01/01/2009 to 12/31/2009...........  $ 7.60464    $ 9.20795      113,191
   01/01/2010 to 12/31/2010...........  $ 9.20795    $10.08437       82,518
   01/01/2011 to 12/31/2011...........  $10.08437    $ 9.84640       80,266
   01/01/2012 to 12/31/2012...........  $ 9.84640    $10.64133       95,403
   01/01/2013 to 12/31/2013...........  $10.64133    $11.46849       23,556
   01/01/2014 to 12/31/2014...........  $11.46849    $11.70945       31,759
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03334    $ 7.63187        5,133
   01/01/2009 to 12/31/2009...........  $ 7.63187    $ 9.50032        8,060
   01/01/2010 to 12/31/2010...........  $ 9.50032    $11.81873        5,086
   01/01/2011 to 12/31/2011...........  $11.81873    $11.74963        5,080
   01/01/2012 to 12/31/2012...........  $11.74963    $13.33932        5,571
   01/01/2013 to 12/31/2013...........  $13.33932    $18.17136        2,491
   01/01/2014 to 12/31/2014...........  $18.17136    $19.11607        3,937

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HERNDON LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.55276    $12.77562            0
   01/01/2007 to 12/31/2007...........  $12.77562    $12.68399            0
   01/01/2008 to 12/31/2008...........  $12.68399    $ 7.80431        2,713
   01/01/2009 to 12/31/2009...........  $ 7.80431    $ 9.05722        4,853
   01/01/2010 to 12/31/2010...........  $ 9.05722    $ 9.99424        4,901
   01/01/2011 to 12/31/2011...........  $ 9.99424    $ 9.75979        5,672
   01/01/2012 to 12/31/2012...........  $ 9.75979    $10.86104        5,536
   01/01/2013 to 12/31/2013...........  $10.86104    $14.34953        1,701
   01/01/2014 to 12/31/2014...........  $14.34953    $14.30135        3,467
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.09677    $10.65578            0
   01/01/2007 to 12/31/2007...........  $10.65578    $10.71545            0
   01/01/2008 to 12/31/2008...........  $10.71545    $ 7.82946        1,151
   01/01/2009 to 12/31/2009...........  $ 7.82946    $10.41539       49,084
   01/01/2010 to 12/31/2010...........  $10.41539    $11.60106       33,309
   01/01/2011 to 12/31/2011...........  $11.60106    $11.74628       21,046
   01/01/2012 to 12/31/2012...........  $11.74628    $13.12633       24,311
   01/01/2013 to 12/31/2013...........  $13.12633    $13.80651       11,540
   01/01/2014 to 12/31/2014...........  $13.80651    $13.89564       19,104
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99197    $10.59108            0
   01/01/2007 to 12/31/2007...........  $10.59108    $12.37266            0
   01/01/2008 to 12/31/2008...........  $12.37266    $ 6.04263        1,782
   01/01/2009 to 12/31/2009...........  $ 6.04263    $ 8.02258       13,561
   01/01/2010 to 12/31/2010...........  $ 8.02258    $ 9.01442        7,898
   01/01/2011 to 12/31/2011...........  $ 9.01442    $ 7.70310        8,637
   01/01/2012 to 12/31/2012...........  $ 7.70310    $ 9.09880        8,392
   01/01/2013 to 12/31/2013...........  $ 9.09880    $10.63067        2,961
   01/01/2014 to 12/31/2014...........  $10.63067    $ 9.85596        5,345
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.01012    $10.85384            0
   01/01/2007 to 12/31/2007...........  $10.85384    $12.54671            0
   01/01/2008 to 12/31/2008...........  $12.54671    $ 6.89463       10,844
   01/01/2009 to 12/31/2009...........  $ 6.89463    $ 8.82960       22,418
   01/01/2010 to 12/31/2010...........  $ 8.82960    $ 9.62539       16,474
   01/01/2011 to 12/31/2011...........  $ 9.62539    $ 8.26071       16,303
   01/01/2012 to 12/31/2012...........  $ 8.26071    $ 9.45839       15,360
   01/01/2013 to 12/31/2013...........  $ 9.45839    $11.08897        5,818
   01/01/2014 to 12/31/2014...........  $11.08897    $10.15269       11,324
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........  $ 9.99846    $10.71068       24,477
   01/01/2009 to 12/31/2009...........  $10.71068    $11.69915       14,887
   01/01/2010 to 12/31/2010...........  $11.69915    $12.72222       11,223
   01/01/2011 to 12/31/2011...........  $12.72222    $14.03915       16,098
   01/01/2012 to 12/31/2012...........  $14.03915    $15.07214       13,637
   01/01/2013 to 12/31/2013...........  $15.07214    $14.32043       13,734
   01/01/2014 to 12/31/2014...........  $14.32043    $14.99915       14,274
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11173    $ 7.12925       38,557
   01/01/2009 to 12/31/2009...........  $ 7.12925    $ 8.86201       99,298
   01/01/2010 to 12/31/2010...........  $ 8.86201    $ 9.89847       78,485
   01/01/2011 to 12/31/2011...........  $ 9.89847    $ 9.65878       61,451
   01/01/2012 to 12/31/2012...........  $ 9.65878    $10.76599       59,132
   01/01/2013 to 12/31/2013...........  $10.76599    $12.28543       20,383
   01/01/2014 to 12/31/2014...........  $12.28543    $12.82372       53,243

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.12272    $12.81320            0
   01/01/2007 to 12/31/2007...........  $12.81320    $13.75995            0
   01/01/2008 to 12/31/2008...........  $13.75995    $ 7.91534        6,935
   01/01/2009 to 12/31/2009...........  $ 7.91534    $10.55484        9,198
   01/01/2010 to 12/31/2010...........  $10.55484    $11.10084        6,600
   01/01/2011 to 12/31/2011...........  $11.10084    $ 9.89724        7,745
   01/01/2012 to 12/31/2012...........  $ 9.89724    $11.84030        9,100
   01/01/2013 to 12/31/2013...........  $11.84030    $13.40435        2,317
   01/01/2014 to 12/31/2014...........  $13.40435    $12.31706        5,084
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.95216    $11.56456            0
   01/01/2007 to 12/31/2007...........  $11.56456    $11.56821       25,715
   01/01/2008 to 12/31/2008...........  $11.56821    $ 9.35251      273,549
   01/01/2009 to 12/31/2009...........  $ 9.35251    $11.19913      328,421
   01/01/2010 to 12/31/2010...........  $11.19913    $11.79468      251,199
   01/01/2011 to 12/31/2011...........  $11.79468    $11.60212      252,094
   01/01/2012 to 12/31/2012...........  $11.60212    $12.60601      248,049
   01/01/2013 to 12/31/2013...........  $12.60601    $13.73586      186,683
   01/01/2014 to 12/31/2014...........  $13.73586    $14.21417      215,741
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08384    $10.28767            0
   01/01/2010 to 12/31/2010...........  $10.28767    $11.23842        1,490
   01/01/2011 to 12/31/2011...........  $11.23842    $11.10228            0
   01/01/2012 to 12/31/2012...........  $11.10228    $12.54958            0
   01/01/2013 to 12/31/2013...........  $12.54958    $16.81014            0
   01/01/2014 to 12/31/2014...........  $16.81014    $18.06453            0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.09247    $12.24906            0
   01/01/2007 to 12/31/2007...........  $12.24906    $11.66043            0
   01/01/2008 to 12/31/2008...........  $11.66043    $ 6.69520        1,581
   01/01/2009 to 12/31/2009...........  $ 6.69520    $ 7.84723       14,755
   01/01/2010 to 12/31/2010...........  $ 7.84723    $ 8.71427       10,313
   01/01/2011 to 12/31/2011...........  $ 8.71427    $ 8.19415        8,564
   01/01/2012 to 12/31/2012...........  $ 8.19415    $ 9.39903        8,999
   01/01/2013 to 12/31/2013...........  $ 9.39903    $12.90063        4,242
   01/01/2014 to 12/31/2014...........  $12.90063    $14.40039        6,575
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.16512    $11.45220            0
   01/01/2007 to 12/31/2007...........  $11.45220    $12.91932            0
   01/01/2008 to 12/31/2008...........  $12.91932    $ 7.14281       15,581
   01/01/2009 to 12/31/2009...........  $ 7.14281    $ 9.09565       56,039
   01/01/2010 to 12/31/2010...........  $ 9.09565    $10.68915       33,904
   01/01/2011 to 12/31/2011...........  $10.68915    $10.39424       22,708
   01/01/2012 to 12/31/2012...........  $10.39424    $11.45130       28,171
   01/01/2013 to 12/31/2013...........  $11.45130    $15.35214       12,432
   01/01/2014 to 12/31/2014...........  $15.35214    $16.66134       23,526
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.22221    $10.70056            0
   01/01/2007 to 12/31/2007...........  $10.70056    $11.13919            0
   01/01/2008 to 12/31/2008...........  $11.13919    $ 8.38953        2,464
   01/01/2009 to 12/31/2009...........  $ 8.38953    $11.08201        2,690
   01/01/2010 to 12/31/2010...........  $11.08201    $12.33428        4,006
   01/01/2011 to 12/31/2011...........  $12.33428    $13.33584        1,519
   01/01/2012 to 12/31/2012...........  $13.33584    $13.86283        1,530
   01/01/2013 to 12/31/2013...........  $13.86283    $13.33228          381
   01/01/2014 to 12/31/2014...........  $13.33228    $13.91962          868

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.45716    $12.75677            0
   01/01/2007 to 12/31/2007...........  $12.75677    $13.69463            0
   01/01/2008 to 12/31/2008...........  $13.69463    $ 8.87094        3,583
   01/01/2009 to 12/31/2009...........  $ 8.87094    $11.44852        7,611
   01/01/2010 to 12/31/2010...........  $11.44852    $12.58852        5,988
   01/01/2011 to 12/31/2011...........  $12.58852    $11.96714        4,538
   01/01/2012 to 12/31/2012...........  $11.96714    $14.45384        3,848
   01/01/2013 to 12/31/2013...........  $14.45384    $18.10409        1,453
   01/01/2014 to 12/31/2014...........  $18.10409    $18.41149        2,315
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.06858    $11.55696            0
   01/01/2007 to 12/31/2007...........  $11.55696    $13.05382            0
   01/01/2008 to 12/31/2008...........  $13.05382    $ 8.15973        3,727
   01/01/2009 to 12/31/2009...........  $ 8.15973    $ 9.95377        8,768
   01/01/2010 to 12/31/2010...........  $ 9.95377    $11.01704        6,989
   01/01/2011 to 12/31/2011...........  $11.01704    $10.74757        5,292
   01/01/2012 to 12/31/2012...........  $10.74757    $12.34872        6,391
   01/01/2013 to 12/31/2013...........  $12.34872    $16.56683        2,626
   01/01/2014 to 12/31/2014...........  $16.56683    $17.67384        4,935
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99846    $10.18849            0
   01/01/2013 to 12/31/2013...........  $10.18849    $13.44856            0
   01/01/2014 to 12/31/2014...........  $13.44856    $14.54628            0
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.07117    $11.58488            0
   01/01/2007 to 12/31/2007...........  $11.58488    $11.68066            0
   01/01/2008 to 12/31/2008...........  $11.68066    $ 7.09254        1,439
   01/01/2009 to 12/31/2009...........  $ 7.09254    $ 9.66687       28,148
   01/01/2010 to 12/31/2010...........  $ 9.66687    $11.72633       16,543
   01/01/2011 to 12/31/2011...........  $11.72633    $11.11083       11,234
   01/01/2012 to 12/31/2012...........  $11.11083    $12.91074       14,257
   01/01/2013 to 12/31/2013...........  $12.91074    $16.77719        6,841
   01/01/2014 to 12/31/2014...........  $16.77719    $18.92898       10,966
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99963    $10.19448            0
   01/01/2007 to 12/31/2007...........  $10.19448    $10.49408            0
   01/01/2008 to 12/31/2008...........  $10.49408    $10.55683       94,326
   01/01/2009 to 12/31/2009...........  $10.55683    $10.38554       54,281
   01/01/2010 to 12/31/2010...........  $10.38554    $10.19444       18,279
   01/01/2011 to 12/31/2011...........  $10.19444    $10.00685       16,458
   01/01/2012 to 12/31/2012...........  $10.00685    $ 9.82027       13,241
   01/01/2013 to 12/31/2013...........  $ 9.82027    $ 9.63721          991
   01/01/2014 to 12/31/2014...........  $ 9.63721    $ 9.45754        2,055
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.67846    $11.80784            0
   01/01/2007 to 12/31/2007...........  $11.80784    $11.95373            0
   01/01/2008 to 12/31/2008...........  $11.95373    $ 6.77336        2,956
   01/01/2009 to 12/31/2009...........  $ 6.77336    $ 9.34880       17,896
   01/01/2010 to 12/31/2010...........  $ 9.34880    $11.32466       14,503
   01/01/2011 to 12/31/2011...........  $11.32466    $10.83771       11,103
   01/01/2012 to 12/31/2012...........  $10.83771    $12.45694       12,217
   01/01/2013 to 12/31/2013...........  $12.45694    $17.36010        5,910
   01/01/2014 to 12/31/2014...........  $17.36010    $19.46415        9,441

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02836    $10.06695            0
   01/01/2012 to 12/31/2012...........  $10.06695    $10.36040            0
   01/01/2013 to 12/31/2013...........  $10.36040    $ 9.87920            0
   01/01/2014 to 12/31/2014...........  $ 9.87920    $10.19441            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.38451    $12.66399            0
   01/01/2007 to 12/31/2007...........  $12.66399    $15.18589            0
   01/01/2008 to 12/31/2008...........  $15.18589    $ 8.46708       14,630
   01/01/2009 to 12/31/2009...........  $ 8.46708    $10.78443       42,729
   01/01/2010 to 12/31/2010...........  $10.78443    $13.61848       28,666
   01/01/2011 to 12/31/2011...........  $13.61848    $13.59037       20,588
   01/01/2012 to 12/31/2012...........  $13.59037    $14.98812       23,979
   01/01/2013 to 12/31/2013...........  $14.98812    $19.50534       11,680
   01/01/2014 to 12/31/2014...........  $19.50534    $20.66130       18,895
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.52092    $10.88374            0
   01/01/2007 to 12/31/2007...........  $10.88374    $12.67848            0
   01/01/2008 to 12/31/2008...........  $12.67848    $ 7.14915        4,676
   01/01/2009 to 12/31/2009...........  $ 7.14915    $ 8.59892       16,244
   01/01/2010 to 12/31/2010...........  $ 8.59892    $10.14886       12,972
   01/01/2011 to 04/29/2011...........  $10.14886    $11.37547            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99846    $10.30845       33,604
   01/01/2013 to 12/31/2013...........  $10.30845    $12.02970       16,474
   01/01/2014 to 12/31/2014...........  $12.02970    $12.41205       27,101
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10120    $ 5.56843        1,933
   01/01/2009 to 12/31/2009...........  $ 5.56843    $ 9.09942       16,312
   01/01/2010 to 12/31/2010...........  $ 9.09942    $10.91854        5,348
   01/01/2011 to 12/31/2011...........  $10.91854    $ 8.54304        3,318
   01/01/2012 to 12/31/2012...........  $ 8.54304    $ 9.88663        4,708
   01/01/2013 to 12/31/2013...........  $ 9.88663    $ 9.72394          710
   01/01/2014 to 12/31/2014...........  $ 9.72394    $ 9.09576        1,663
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04974    $10.22695            0
   01/01/2007 to 12/31/2007...........  $10.22695    $10.71750            0
   01/01/2008 to 12/31/2008...........  $10.71750    $10.63495       19,268
   01/01/2009 to 12/31/2009...........  $10.63495    $11.50428       41,221
   01/01/2010 to 12/31/2010...........  $11.50428    $11.72999       18,507
   01/01/2011 to 12/31/2011...........  $11.72999    $11.77036       19,340
   01/01/2012 to 12/31/2012...........  $11.77036    $12.09290       19,762
   01/01/2013 to 12/31/2013...........  $12.09290    $11.60948          422
   01/01/2014 to 12/31/2014...........  $11.60948    $11.38187          693
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97111    $10.28859            0
   01/01/2007 to 12/31/2007...........  $10.28859    $10.93452            0
   01/01/2008 to 12/31/2008...........  $10.93452    $10.48811       31,330
   01/01/2009 to 12/31/2009...........  $10.48811    $11.99359       31,097
   01/01/2010 to 12/31/2010...........  $11.99359    $12.67844       20,172
   01/01/2011 to 12/31/2011...........  $12.67844    $12.83777       21,424
   01/01/2012 to 12/31/2012...........  $12.83777    $13.77245       21,874
   01/01/2013 to 12/31/2013...........  $13.77245    $13.26724        3,916
   01/01/2014 to 12/31/2014...........  $13.26724    $13.57074        9,526

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.20074    $10.63282       33,620
   01/01/2007 to 12/31/2007...........  $10.63282    $11.34340      192,633
   01/01/2008 to 12/31/2008...........  $11.34340    $ 8.96271      449,801
   01/01/2009 to 12/31/2009...........  $ 8.96271    $10.55805      571,094
   01/01/2010 to 12/31/2010...........  $10.55805    $11.45661      532,128
   01/01/2011 to 12/31/2011...........  $11.45661    $11.35524      569,993
   01/01/2012 to 12/31/2012...........  $11.35524    $12.29917      539,869
   01/01/2013 to 12/31/2013...........  $12.29917    $13.18173      476,198
   01/01/2014 to 12/31/2014...........  $13.18173    $13.68306      453,085
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01837    $10.06686            0
   01/01/2012 to 12/31/2012...........  $10.06686    $10.58122            0
   01/01/2013 to 12/31/2013...........  $10.58122    $10.14377            0
   01/01/2014 to 12/31/2014...........  $10.14377    $10.55797            0
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.16637    $10.46392      160,806
   01/01/2007 to 12/31/2007...........  $10.46392    $11.44013      410,282
   01/01/2008 to 12/31/2008...........  $11.44013    $ 6.65616      642,820
   01/01/2009 to 12/31/2009...........  $ 6.65616    $ 8.22871      589,986
   01/01/2010 to 12/31/2010...........  $ 8.22871    $ 9.61112      493,311
   01/01/2011 to 12/31/2011...........  $ 9.61112    $ 8.84603      472,345
   01/01/2012 to 12/31/2012...........  $ 8.84603    $ 9.80252      433,588
   01/01/2013 to 12/31/2013...........  $ 9.80252    $11.25762      368,837
   01/01/2014 to 12/31/2014...........  $11.25762    $12.06381      401,923
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.65212    $11.47106            0
   01/01/2007 to 12/31/2007...........  $11.47106    $11.49052            0
   01/01/2008 to 12/31/2008...........  $11.49052    $ 6.91030        5,311
   01/01/2009 to 12/31/2009...........  $ 6.91030    $ 8.26135       10,516
   01/01/2010 to 12/31/2010...........  $ 8.26135    $ 9.32751        4,285
   01/01/2011 to 12/31/2011...........  $ 9.32751    $ 9.47038        4,080
   01/01/2012 to 12/31/2012...........  $ 9.47038    $11.04111        4,718
   01/01/2013 to 12/31/2013...........  $11.04111    $14.34896        2,347
   01/01/2014 to 12/31/2014...........  $14.34896    $16.50528        2,632
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99845    $ 8.88686            0
   01/01/2012 to 12/31/2012...........  $ 8.88686    $ 9.86852            0
   01/01/2013 to 12/31/2013...........  $ 9.86852    $11.85371            0
   01/01/2014 to 12/31/2014...........  $11.85371    $12.38895            0
AST RCM WORLD TRENDS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08104    $ 7.33582       41,079
   01/01/2009 to 12/31/2009...........  $ 7.33582    $ 8.88278       91,896
   01/01/2010 to 12/31/2010...........  $ 8.88278    $ 9.75608       50,495
   01/01/2011 to 12/31/2011...........  $ 9.75608    $ 9.40046       54,420
   01/01/2012 to 12/31/2012...........  $ 9.40046    $10.17351       57,843
   01/01/2013 to 12/31/2013...........  $10.17351    $11.22577       25,721
   01/01/2014 to 12/31/2014...........  $11.22577    $11.58269       43,913
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09921    $ 6.68783       24,912
   01/01/2009 to 12/31/2009...........  $ 6.68783    $ 8.32531       51,339
   01/01/2010 to 12/31/2010...........  $ 8.32531    $ 9.34197       31,889
   01/01/2011 to 12/31/2011...........  $ 9.34197    $ 8.94898       31,999
   01/01/2012 to 12/31/2012...........  $ 8.94898    $10.17832       32,967
   01/01/2013 to 12/31/2013...........  $10.17832    $11.79258       22,243
   01/01/2014 to 12/31/2014...........  $11.79258    $12.20139       44,352

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.48067    $11.08163            0
   01/01/2007 to 12/31/2007...........  $11.08163    $11.84385       10,279
   01/01/2008 to 12/31/2008...........  $11.84385    $ 8.11373       62,844
   01/01/2009 to 12/31/2009...........  $ 8.11373    $10.14527       69,894
   01/01/2010 to 12/31/2010...........  $10.14527    $11.13210       55,900
   01/01/2011 to 12/31/2011...........  $11.13210    $10.55553       57,513
   01/01/2012 to 12/31/2012...........  $10.55553    $11.51210       52,320
   01/01/2013 to 12/31/2013...........  $11.51210    $12.92428       29,938
   01/01/2014 to 12/31/2014...........  $12.92428    $13.06839       43,167
AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.19699    $12.11939            0
   01/01/2007 to 12/31/2007...........  $12.11939    $13.22558            0
   01/01/2008 to 12/31/2008...........  $13.22558    $ 7.25607        1,509
   01/01/2009 to 12/31/2009...........  $ 7.25607    $ 9.44657        5,695
   01/01/2010 to 12/31/2010...........  $ 9.44657    $12.28759        4,281
   01/01/2011 to 12/31/2011...........  $12.28759    $10.47763       13,701
   01/01/2012 to 12/31/2012...........  $10.47763    $12.34599       16,108
   01/01/2013 to 12/31/2013...........  $12.34599    $17.06049        8,268
   01/01/2014 to 12/31/2014...........  $17.06049    $17.56956       13,198
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90494    $ 9.89897            0
   01/01/2007 to 12/31/2007...........  $ 9.89897    $10.40798            0
   01/01/2008 to 12/31/2008...........  $10.40798    $ 6.63894        2,891
   01/01/2009 to 12/31/2009...........  $ 6.63894    $ 8.72427        7,195
   01/01/2010 to 12/31/2010...........  $ 8.72427    $11.67952        5,573
   01/01/2011 to 12/31/2011...........  $11.67952    $11.34980        5,908
   01/01/2012 to 12/31/2012...........  $11.34980    $12.49402        5,867
   01/01/2013 to 12/31/2013...........  $12.49402    $16.57375        2,578
   01/01/2014 to 12/31/2014...........  $16.57375    $16.88587        4,657
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.97289    $12.51865            0
   01/01/2007 to 12/31/2007...........  $12.51865    $11.59499            0
   01/01/2008 to 12/31/2008...........  $11.59499    $ 7.99717        1,428
   01/01/2009 to 12/31/2009...........  $ 7.99717    $ 9.96698       49,384
   01/01/2010 to 12/31/2010...........  $ 9.96698    $12.32368       32,174
   01/01/2011 to 12/31/2011...........  $12.32368    $11.37136       21,942
   01/01/2012 to 12/31/2012...........  $11.37136    $13.18554       26,348
   01/01/2013 to 12/31/2013...........  $13.18554    $17.77929       12,595
   01/01/2014 to 12/31/2014...........  $17.77929    $18.36690       20,189
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.71510    $11.41015            0
   01/01/2007 to 12/31/2007...........  $11.41015    $11.90429      216,312
   01/01/2008 to 12/31/2008...........  $11.90429    $ 8.65127      350,657
   01/01/2009 to 12/31/2009...........  $ 8.65127    $10.53936      325,608
   01/01/2010 to 12/31/2010...........  $10.53936    $11.53594      283,411
   01/01/2011 to 12/31/2011...........  $11.53594    $11.54580      276,802
   01/01/2012 to 12/31/2012...........  $11.54580    $12.85936      244,233
   01/01/2013 to 12/31/2013...........  $12.85936    $14.74391      195,852
   01/01/2014 to 12/31/2014...........  $14.74391    $15.31972      213,500

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.03110    $12.25615            0
   01/01/2007 to 12/31/2007...........  $12.25615    $11.59745            0
   01/01/2008 to 12/31/2008...........  $11.59745    $ 6.61400        1,700
   01/01/2009 to 12/31/2009...........  $ 6.61400    $ 8.03515        9,760
   01/01/2010 to 12/31/2010...........  $ 8.03515    $ 8.92968        6,217
   01/01/2011 to 12/31/2011...........  $ 8.92968    $ 8.61982        5,409
   01/01/2012 to 12/31/2012...........  $ 8.61982    $ 9.91807        5,686
   01/01/2013 to 12/31/2013...........  $ 9.91807    $12.62254        2,050
   01/01/2014 to 12/31/2014...........  $12.62254    $13.31219        4,488
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.93997    $10.45186            0
   01/01/2007 to 12/31/2007...........  $10.45186    $11.10054            0
   01/01/2008 to 12/31/2008...........  $11.10054    $ 6.47415       12,329
   01/01/2009 to 12/31/2009...........  $ 6.47415    $ 9.74439       29,435
   01/01/2010 to 12/31/2010...........  $ 9.74439    $11.07477       16,781
   01/01/2011 to 12/31/2011...........  $11.07477    $10.68434       12,712
   01/01/2012 to 12/31/2012...........  $10.68434    $12.32839       10,860
   01/01/2013 to 12/31/2013...........  $12.32839    $17.42511        5,552
   01/01/2014 to 12/31/2014...........  $17.42511    $18.52728        8,365
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.77422    $13.32198            0
   01/01/2007 to 12/31/2007...........  $13.32198    $18.36788            0
   01/01/2008 to 12/31/2008...........  $18.36788    $ 9.01490       30,349
   01/01/2009 to 12/31/2009...........  $ 9.01490    $13.21257       89,197
   01/01/2010 to 12/31/2010...........  $13.21257    $15.61837       60,070
   01/01/2011 to 12/31/2011...........  $15.61837    $13.04089       42,405
   01/01/2012 to 12/31/2012...........  $13.04089    $13.26007       51,693
   01/01/2013 to 12/31/2013...........  $13.26007    $15.01427       20,011
   01/01/2014 to 12/31/2014...........  $15.01427    $13.50228       37,408
AST TEMPLETON GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.55493    $ 9.83592            0
   01/01/2007 to 12/31/2007...........  $ 9.83592    $10.58257            0
   01/01/2008 to 12/31/2008...........  $10.58257    $10.13233        6,502
   01/01/2009 to 12/31/2009...........  $10.13233    $11.14805        5,761
   01/01/2010 to 12/31/2010...........  $11.14805    $11.56854        3,971
   01/01/2011 to 12/31/2011...........  $11.56854    $11.82135        3,893
   01/01/2012 to 12/31/2012...........  $11.82135    $12.20681        4,144
   01/01/2013 to 12/31/2013...........  $12.20681    $11.52960          558
   01/01/2014 to 12/31/2014...........  $11.52960    $11.37747        1,194
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.63747    $11.34830            0
   01/01/2007 to 12/31/2007...........  $11.34830    $12.20009            0
   01/01/2008 to 12/31/2008...........  $12.20009    $ 6.90477       69,425
   01/01/2009 to 12/31/2009...........  $ 6.90477    $ 8.70257      141,530
   01/01/2010 to 12/31/2010...........  $ 8.70257    $ 9.79034       88,029
   01/01/2011 to 12/31/2011...........  $ 9.79034    $ 9.27604       79,563
   01/01/2012 to 12/31/2012...........  $ 9.27604    $10.10482       87,625
   01/01/2013 to 12/31/2013...........  $10.10482    $11.94966       45,418
   01/01/2014 to 12/31/2014...........  $11.94966    $12.37239       94,329

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99845    $ 9.97679            0
   01/01/2008 to 12/31/2008...........  $ 9.97679    $ 9.28052        9,674
   01/01/2009 to 12/31/2009...........  $ 9.28052    $10.16667        2,874
   01/01/2010 to 12/31/2010...........  $10.16667    $10.75520        1,992
   01/01/2011 to 12/31/2011...........  $10.75520    $11.19085        1,955
   01/01/2012 to 12/31/2012...........  $11.19085    $11.84431        2,190
   01/01/2013 to 12/31/2013...........  $11.84431    $11.44990          896
   01/01/2014 to 12/31/2014...........  $11.44990    $12.04510        1,650
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07805    $ 6.63306       45,571
   01/01/2009 to 12/31/2009...........  $ 6.63306    $ 8.46640       95,074
   01/01/2010 to 12/31/2010...........  $ 8.46640    $ 9.15945       88,928
   01/01/2011 to 12/31/2011...........  $ 9.15945    $ 8.83880       87,969
   01/01/2012 to 09/21/2012...........  $ 8.83880    $ 9.88665            0

* Denotes the start date of these sub-accounts

                               PREMIER B SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

          ACCUMULATION UNIT VALUES: WITH COMBO 5%/HAV 80 BPS (1.95%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.02472    $12.22943       595,052
   01/01/2010 to 12/31/2010...........  $12.22943    $13.43083     1,021,433
   01/01/2011 to 12/31/2011...........  $13.43083    $12.82397       828,559
   01/01/2012 to 12/31/2012...........  $12.82397    $14.15903       950,321
   01/01/2013 to 12/31/2013...........  $14.15903    $15.27338       900,982
   01/01/2014 to 12/31/2014...........  $15.27338    $15.55329       839,280
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.03706    $12.42655       372,398
   01/01/2010 to 12/31/2010...........  $12.42655    $13.85960       564,010
   01/01/2011 to 12/31/2011...........  $13.85960    $13.61010       468,521
   01/01/2012 to 12/31/2012...........  $13.61010    $15.17148       548,458
   01/01/2013 to 12/31/2013...........  $15.17148    $17.34521       559,457
   01/01/2014 to 12/31/2014...........  $17.34521    $18.05257       509,860
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.07572    $12.47459        30,817
   01/01/2010 to 12/31/2010...........  $12.47459    $13.93020        41,386
   01/01/2011 to 12/31/2011...........  $13.93020    $14.15216        38,242
   01/01/2012 to 05/04/2012...........  $14.15216    $15.36293             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.02354    $12.05401     1,006,959
   01/01/2010 to 12/31/2010...........  $12.05401    $13.27946     1,632,326
   01/01/2011 to 12/31/2011...........  $13.27946    $12.86748     1,415,567
   01/01/2012 to 12/31/2012...........  $12.86748    $14.19558     1,512,240
   01/01/2013 to 12/31/2013...........  $14.19558    $16.38146     1,444,304
   01/01/2014 to 12/31/2014...........  $16.38146    $17.11604     1,395,425
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99841    $ 9.15050        15,934
   01/01/2012 to 12/31/2012...........  $ 9.15050    $10.04289         3,546
   01/01/2013 to 12/31/2013...........  $10.04289    $10.92007        12,884
   01/01/2014 to 12/31/2014...........  $10.92007    $11.23543        14,655
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99841    $10.48099         8,824
   01/01/2014 to 12/31/2014...........  $10.48099    $10.64840         8,748
AST BOND PORTFOLIO 2016
   05/01/2009 to 12/31/2009...........  $ 9.93825    $ 9.61926             0
   01/01/2010 to 12/31/2010...........  $ 9.61926    $10.43325             0
   01/01/2011 to 12/31/2011...........  $10.43325    $11.22044             0
   01/01/2012 to 12/31/2012...........  $11.22044    $11.46376             0
   01/01/2013 to 12/31/2013...........  $11.46376    $11.16721             0
   01/01/2014 to 12/31/2014...........  $11.16721    $11.00418             0
AST BOND PORTFOLIO 2018
   05/01/2009 to 12/31/2009...........  $ 9.92268    $ 9.68544             0
   01/01/2010 to 12/31/2010...........  $ 9.68544    $10.56279             0
   01/01/2011 to 12/31/2011...........  $10.56279    $11.76803             0
   01/01/2012 to 12/31/2012...........  $11.76803    $12.20245             0
   01/01/2013 to 12/31/2013...........  $12.20245    $11.59285             0
   01/01/2014 to 12/31/2014...........  $11.59285    $11.67372             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2019
   05/01/2009 to 12/31/2009...........  $ 9.90545    $ 9.58605             0
   01/01/2010 to 12/31/2010...........  $ 9.58605    $10.47099             0
   01/01/2011 to 12/31/2011...........  $10.47099    $11.91160             0
   01/01/2012 to 12/31/2012...........  $11.91160    $12.36802             0
   01/01/2013 to 12/31/2013...........  $12.36802    $11.54539             0
   01/01/2014 to 12/31/2014...........  $11.54539    $11.80751             0
AST BOND PORTFOLIO 2020
   05/01/2009 to 12/31/2009...........  $ 9.88417    $ 9.26066             0
   01/01/2010 to 12/31/2010...........  $ 9.26066    $10.15943             0
   01/01/2011 to 12/31/2011...........  $10.15943    $11.82650             0
   01/01/2012 to 12/31/2012...........  $11.82650    $12.33296             0
   01/01/2013 to 12/31/2013...........  $12.33296    $11.30886             0
   01/01/2014 to 12/31/2014...........  $11.30886    $11.77580             0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99788    $10.99580             0
   01/01/2011 to 12/31/2011...........  $10.99580    $12.97540             0
   01/01/2012 to 12/31/2012...........  $12.97540    $13.59152             0
   01/01/2013 to 12/31/2013...........  $13.59152    $12.39824             0
   01/01/2014 to 12/31/2014...........  $12.39824    $13.09509             0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99841    $12.00688             0
   01/01/2012 to 12/31/2012...........  $12.00688    $12.46547             0
   01/01/2013 to 12/31/2013...........  $12.46547    $11.03543             0
   01/01/2014 to 12/31/2014...........  $11.03543    $11.94680             0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99789    $10.38704             0
   01/01/2013 to 12/31/2013...........  $10.38704    $ 9.14921             0
   01/01/2014 to 12/31/2014...........  $ 9.14921    $10.10668             0
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........  $ 9.99894    $ 8.73945             0
   01/01/2014 to 12/31/2014...........  $ 8.73945    $ 9.82307             0
AST BOND PORTFOLIO 2025
   01/02/2014* to 12/31/2014..........  $ 9.99894    $11.28985             0
AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14518    $10.29678         8,334
   01/01/2010 to 12/31/2010...........  $10.29678    $11.48598        21,000
   01/01/2011 to 12/31/2011...........  $11.48598    $10.60504        14,155
   01/01/2012 to 12/31/2012...........  $10.60504    $11.77847        22,666
   01/01/2013 to 12/31/2013...........  $11.77847    $15.18447        32,822
   01/01/2014 to 12/31/2014...........  $15.18447    $16.42292        25,594
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.03884    $12.32315       913,717
   01/01/2010 to 12/31/2010...........  $12.32315    $13.70422     1,318,792
   01/01/2011 to 12/31/2011...........  $13.70422    $13.11625       991,497
   01/01/2012 to 12/31/2012...........  $13.11625    $14.63036     1,179,396
   01/01/2013 to 12/31/2013...........  $14.63036    $17.60529     1,214,857
   01/01/2014 to 12/31/2014...........  $17.60529    $18.47645     1,209,625
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99841    $11.63640         2,132
   01/01/2014 to 12/31/2014...........  $11.63640    $12.96723         1,869

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.61486    $14.52687       11,348
   01/01/2010 to 12/31/2010...........  $14.52687    $18.33755       14,638
   01/01/2011 to 12/31/2011...........  $18.33755    $19.17281        8,818
   01/01/2012 to 12/31/2012...........  $19.17281    $21.69183        9,357
   01/01/2013 to 12/31/2013...........  $21.69183    $21.94358       16,861
   01/01/2014 to 12/31/2014...........  $21.94358    $28.17786       18,488
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99841    $ 9.67177            0
   01/01/2014 to 12/31/2014...........  $ 9.67177    $ 9.97082            0
AST FI PYRAMIS QUANTITATIVE PORTFOLIO
FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.01321    $12.30994      248,232
   01/01/2010 to 12/31/2010...........  $12.30994    $13.80890      457,611
   01/01/2011 to 12/31/2011...........  $13.80890    $13.34133      398,299
   01/01/2012 to 12/31/2012...........  $13.34133    $14.47747      430,537
   01/01/2013 to 12/31/2013...........  $14.47747    $16.29666      384,413
   01/01/2014 to 12/31/2014...........  $16.29666    $16.48864      349,365
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.02694    $11.98361       71,930
   01/01/2010 to 12/31/2010...........  $11.98361    $13.32052      133,699
   01/01/2011 to 12/31/2011...........  $13.32052    $12.74316       91,820
   01/01/2012 to 12/31/2012...........  $12.74316    $14.20334      132,362
   01/01/2013 to 12/31/2013...........  $14.20334    $16.60998      151,813
   01/01/2014 to 12/31/2014...........  $16.60998    $17.22400      146,990
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99842    $10.72870      619,637
   01/01/2013 to 12/31/2013...........  $10.72870    $13.09882      650,833
   01/01/2014 to 12/31/2014...........  $13.09882    $13.25657      603,112
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99841    $10.79692       28,746
   01/01/2014 to 12/31/2014...........  $10.79692    $10.86146       31,040
AST GLOBAL REAL ESTATE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.85947    $13.95016        3,523
   01/01/2010 to 12/31/2010...........  $13.95016    $16.44739        6,662
   01/01/2011 to 12/31/2011...........  $16.44739    $15.32029        4,661
   01/01/2012 to 12/31/2012...........  $15.32029    $19.05468        5,526
   01/01/2013 to 12/31/2013...........  $19.05468    $19.50272       11,710
   01/01/2014 to 12/31/2014...........  $19.50272    $21.79318        5,006
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.04667    $12.85313       15,357
   01/01/2010 to 12/31/2010...........  $12.85313    $13.90429       27,247
   01/01/2011 to 12/31/2011...........  $13.90429    $13.09897       21,637
   01/01/2012 to 12/31/2012...........  $13.09897    $15.38733       23,054
   01/01/2013 to 12/31/2013...........  $15.38733    $19.58170       22,279
   01/01/2014 to 02/07/2014...........  $19.58170    $19.25852            0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.12468    $12.21751       70,714
   01/01/2010 to 12/31/2010...........  $12.21751    $13.52811       82,066
   01/01/2011 to 12/31/2011...........  $13.52811    $12.53734       47,798
   01/01/2012 to 12/31/2012...........  $12.53734    $14.71569       46,389
   01/01/2013 to 12/31/2013...........  $14.71569    $19.27594       46,958
   01/01/2014 to 12/31/2014...........  $19.27594    $21.39027       44,082

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.05971    $13.49906        26,343
   01/01/2010 to 12/31/2010...........  $13.49906    $15.86600        43,391
   01/01/2011 to 12/31/2011...........  $15.86600    $15.09953        35,555
   01/01/2012 to 12/31/2012...........  $15.09953    $17.71525        39,905
   01/01/2013 to 12/31/2013...........  $17.71525    $22.97023        47,316
   01/01/2014 to 12/31/2014...........  $22.97023    $25.12814        36,624
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.02472    $11.87199       282,056
   01/01/2010 to 12/31/2010...........  $11.87199    $12.99556       511,352
   01/01/2011 to 12/31/2011...........  $12.99556    $12.68275       467,260
   01/01/2012 to 12/31/2012...........  $12.68275    $13.69989       498,575
   01/01/2013 to 12/31/2013...........  $13.69989    $14.75766       412,899
   01/01/2014 to 12/31/2014...........  $14.75766    $15.06034       399,827
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.95325    $12.77276        46,093
   01/01/2010 to 12/31/2010...........  $12.77276    $15.88201        53,748
   01/01/2011 to 12/31/2011...........  $15.88201    $15.78149        40,426
   01/01/2012 to 12/31/2012...........  $15.78149    $17.90792        41,625
   01/01/2013 to 12/31/2013...........  $17.90792    $24.38308        49,386
   01/01/2014 to 12/31/2014...........  $24.38308    $25.63821        39,733
AST HERNDON LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.09832    $12.77034         7,607
   01/01/2010 to 12/31/2010...........  $12.77034    $14.08474         7,583
   01/01/2011 to 12/31/2011...........  $14.08474    $13.74775         4,514
   01/01/2012 to 12/31/2012...........  $13.74775    $15.29152         4,483
   01/01/2013 to 12/31/2013...........  $15.29152    $20.19327         4,695
   01/01/2014 to 12/31/2014...........  $20.19327    $20.11564         9,506
AST HIGH YIELD PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.01714    $12.52966        25,746
   01/01/2010 to 12/31/2010...........  $12.52966    $13.94919        31,564
   01/01/2011 to 12/31/2011...........  $13.94919    $14.11698        30,928
   01/01/2012 to 12/31/2012...........  $14.11698    $15.76773        36,287
   01/01/2013 to 12/31/2013...........  $15.76773    $16.57675        34,149
   01/01/2014 to 12/31/2014...........  $16.57675    $16.67561        35,362
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.14326    $13.28533         3,647
   01/01/2010 to 12/31/2010...........  $13.28533    $14.92060         7,775
   01/01/2011 to 12/31/2011...........  $14.92060    $12.74401         7,548
   01/01/2012 to 12/31/2012...........  $12.74401    $15.04565         7,775
   01/01/2013 to 12/31/2013...........  $15.04565    $17.57026         5,459
   01/01/2014 to 12/31/2014...........  $17.57026    $16.28200         5,455
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.11776    $13.11671         8,314
   01/01/2010 to 12/31/2010...........  $13.11671    $14.29181        20,080
   01/01/2011 to 12/31/2011...........  $14.29181    $12.25942        16,831
   01/01/2012 to 12/31/2012...........  $12.25942    $14.02985        16,449
   01/01/2013 to 12/31/2013...........  $14.02985    $16.44049        12,897
   01/01/2014 to 12/31/2014...........  $16.44049    $15.04489        12,928
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.98134    $10.85750             0
   01/01/2010 to 12/31/2010...........  $10.85750    $11.80119             4
   01/01/2011 to 12/31/2011...........  $11.80119    $13.01645     2,156,130
   01/01/2012 to 12/31/2012...........  $13.01645    $13.96741       802,828
   01/01/2013 to 12/31/2013...........  $13.96741    $13.26421       169,296
   01/01/2014 to 12/31/2014...........  $13.26421    $13.88604       185,952

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.04108    $12.26108      156,056
   01/01/2010 to 12/31/2010...........  $12.26108    $13.68833      290,961
   01/01/2011 to 12/31/2011...........  $13.68833    $13.35045      254,430
   01/01/2012 to 12/31/2012...........  $13.35045    $14.87346      264,463
   01/01/2013 to 12/31/2013...........  $14.87346    $16.96442      258,815
   01/01/2014 to 12/31/2014...........  $16.96442    $17.69896      251,338
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.12742    $13.60349       62,037
   01/01/2010 to 12/31/2010...........  $13.60349    $14.30022       83,132
   01/01/2011 to 12/31/2011...........  $14.30022    $12.74350       59,596
   01/01/2012 to 12/31/2012...........  $12.74350    $15.23803       64,202
   01/01/2013 to 12/31/2013...........  $15.23803    $17.24255       71,266
   01/01/2014 to 12/31/2014...........  $17.24255    $15.83614       62,436
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.07983    $11.67943      200,326
   01/01/2010 to 12/31/2010...........  $11.67943    $12.29454      198,793
   01/01/2011 to 12/31/2011...........  $12.29454    $12.08786      153,414
   01/01/2012 to 12/31/2012...........  $12.08786    $13.12718      198,892
   01/01/2013 to 12/31/2013...........  $13.12718    $14.29659      173,040
   01/01/2014 to 12/31/2014...........  $14.29659    $14.78733      156,047
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08380    $10.28698            0
   01/01/2010 to 12/31/2010...........  $10.28698    $11.23222       12,805
   01/01/2011 to 12/31/2011...........  $11.23222    $11.09062       11,847
   01/01/2012 to 12/31/2012...........  $11.09062    $12.53028       21,641
   01/01/2013 to 12/31/2013...........  $12.53028    $16.77603       17,742
   01/01/2014 to 12/31/2014...........  $16.77603    $18.01909       13,096
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.06270    $12.74667        8,054
   01/01/2010 to 12/31/2010...........  $12.74667    $14.14819       17,023
   01/01/2011 to 12/31/2011...........  $14.14819    $13.29726       13,999
   01/01/2012 to 12/31/2012...........  $13.29726    $15.24503       12,640
   01/01/2013 to 12/31/2013...........  $15.24503    $20.91410       11,978
   01/01/2014 to 12/31/2014...........  $20.91410    $23.33405       12,854
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.00733    $12.72864       26,187
   01/01/2010 to 12/31/2010...........  $12.72864    $14.95140       49,095
   01/01/2011 to 12/31/2011...........  $14.95140    $14.53184       33,718
   01/01/2012 to 12/31/2012...........  $14.53184    $16.00178       35,308
   01/01/2013 to 12/31/2013...........  $16.00178    $21.44225       33,305
   01/01/2014 to 12/31/2014...........  $21.44225    $23.25943       54,038
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.03391    $12.09710       25,052
   01/01/2010 to 12/31/2010...........  $12.09710    $13.45763       42,083
   01/01/2011 to 12/31/2011...........  $13.45763    $14.54337       33,031
   01/01/2012 to 12/31/2012...........  $14.54337    $15.11073       40,038
   01/01/2013 to 12/31/2013...........  $15.11073    $14.52525       36,660
   01/01/2014 to 12/31/2014...........  $14.52525    $15.15769       36,460
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.07246    $13.37974       44,276
   01/01/2010 to 12/31/2010...........  $13.37974    $14.70491       51,774
   01/01/2011 to 12/31/2011...........  $14.70491    $13.97222       31,882
   01/01/2012 to 12/31/2012...........  $13.97222    $16.86736       42,625
   01/01/2013 to 12/31/2013...........  $16.86736    $21.11684       32,729
   01/01/2014 to 12/31/2014...........  $21.11684    $21.46497       40,943

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.02825    $12.16473       10,629
   01/01/2010 to 12/31/2010...........  $12.16473    $13.45761       15,031
   01/01/2011 to 12/31/2011...........  $13.45761    $13.12223       10,603
   01/01/2012 to 12/31/2012...........  $13.12223    $15.06982       11,495
   01/01/2013 to 12/31/2013...........  $15.06982    $20.20752       10,572
   01/01/2014 to 12/31/2014...........  $20.20752    $21.54740       13,209
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99842    $10.18671        1,323
   01/01/2013 to 12/31/2013...........  $10.18671    $13.43964        2,060
   01/01/2014 to 12/31/2014...........  $13.43964    $14.52945        3,359
AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.98590    $13.24524       13,122
   01/01/2010 to 12/31/2010...........  $13.24524    $16.05923       20,689
   01/01/2011 to 12/31/2011...........  $16.05923    $15.20886       18,500
   01/01/2012 to 12/31/2012...........  $15.20886    $17.66406       18,316
   01/01/2013 to 12/31/2013...........  $17.66406    $22.94256       17,445
   01/01/2014 to 12/31/2014...........  $22.94256    $25.87248       14,481
AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.99969    $ 9.87777       30,575
   01/01/2010 to 12/31/2010...........  $ 9.87777    $ 9.69131       52,108
   01/01/2011 to 12/31/2011...........  $ 9.69131    $ 9.50835       61,745
   01/01/2012 to 12/31/2012...........  $ 9.50835    $ 9.32702       53,311
   01/01/2013 to 12/31/2013...........  $ 9.32702    $ 9.14853       50,101
   01/01/2014 to 12/31/2014...........  $ 9.14853    $ 8.97343       43,507
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.13105    $13.73161       19,970
   01/01/2010 to 12/31/2010...........  $13.73161    $16.62562       25,525
   01/01/2011 to 12/31/2011...........  $16.62562    $15.90297       19,251
   01/01/2012 to 12/31/2012...........  $15.90297    $18.27003       19,073
   01/01/2013 to 12/31/2013...........  $18.27003    $25.44872       23,362
   01/01/2014 to 12/31/2014...........  $25.44872    $28.51908       26,726
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02832    $10.06611            0
   01/01/2012 to 12/31/2012...........  $10.06611    $10.35436            0
   01/01/2013 to 12/31/2013...........  $10.35436    $ 9.86850            0
   01/01/2014 to 12/31/2014...........  $ 9.86850    $10.17831        2,384
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.97681    $12.37664       23,156
   01/01/2010 to 12/31/2010...........  $12.37664    $15.62143       23,166
   01/01/2011 to 12/31/2011...........  $15.62143    $15.58152       14,867
   01/01/2012 to 12/31/2012...........  $15.58152    $17.17555       22,955
   01/01/2013 to 12/31/2013...........  $17.17555    $22.34107       14,193
   01/01/2014 to 12/31/2014...........  $22.34107    $23.65350       14,605
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.93464    $12.07932        1,603
   01/01/2010 to 12/31/2010...........  $12.07932    $14.24972        5,500
   01/01/2011 to 04/29/2011...........  $14.24972    $15.96932            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99842    $10.30497       56,670
   01/01/2013 to 12/31/2013...........  $10.30497    $12.01975       33,041
   01/01/2014 to 12/31/2014...........  $12.01975    $12.39565       30,755

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.05442    $14.81166        26,588
   01/01/2010 to 12/31/2010...........  $14.81166    $17.76396        52,971
   01/01/2011 to 12/31/2011...........  $17.76396    $13.89229        40,979
   01/01/2012 to 12/31/2012...........  $13.89229    $16.06935        47,812
   01/01/2013 to 12/31/2013...........  $16.06935    $15.79714        54,102
   01/01/2014 to 12/31/2014...........  $15.79714    $14.76931        47,959
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.99059    $10.49444        38,522
   01/01/2010 to 12/31/2010...........  $10.49444    $10.69508        80,281
   01/01/2011 to 12/31/2011...........  $10.69508    $10.72658        75,067
   01/01/2012 to 12/31/2012...........  $10.72658    $11.01506        76,371
   01/01/2013 to 12/31/2013...........  $11.01506    $10.56945        53,226
   01/01/2014 to 12/31/2014...........  $10.56945    $10.35721       114,157
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.98246    $11.06240       280,956
   01/01/2010 to 12/31/2010...........  $11.06240    $11.68833       491,052
   01/01/2011 to 12/31/2011...........  $11.68833    $11.82955       440,024
   01/01/2012 to 12/31/2012...........  $11.82955    $12.68455       439,526
   01/01/2013 to 12/31/2013...........  $12.68455    $12.21330       442,225
   01/01/2014 to 12/31/2014...........  $12.21330    $12.48663       408,802
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.02102    $11.61945       846,292
   01/01/2010 to 12/31/2010...........  $11.61945    $12.60207     1,589,753
   01/01/2011 to 12/31/2011...........  $12.60207    $12.48452     1,460,531
   01/01/2012 to 12/31/2012...........  $12.48452    $13.51575     1,542,621
   01/01/2013 to 12/31/2013...........  $13.51575    $14.47848     1,406,513
   01/01/2014 to 12/31/2014...........  $14.47848    $15.02176     1,304,560
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01833    $10.06597             0
   01/01/2012 to 12/31/2012...........  $10.06597    $10.57501            26
   01/01/2013 to 12/31/2013...........  $10.57501    $10.13283            15
   01/01/2014 to 12/31/2014...........  $10.13283    $10.54139            15
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.98521    $12.16947       658,291
   01/01/2010 to 12/31/2010...........  $12.16947    $14.20708       903,054
   01/01/2011 to 12/31/2011...........  $14.20708    $13.06962       623,059
   01/01/2012 to 12/31/2012...........  $13.06962    $14.47559       799,912
   01/01/2013 to 12/31/2013...........  $14.47559    $16.61628       857,931
   01/01/2014 to 12/31/2014...........  $16.61628    $17.79750       783,921
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.07719    $12.82018         5,784
   01/01/2010 to 12/31/2010...........  $12.82018    $14.46757        17,550
   01/01/2011 to 12/31/2011...........  $14.46757    $14.68191        15,660
   01/01/2012 to 12/31/2012...........  $14.68191    $17.10866        16,612
   01/01/2013 to 12/31/2013...........  $17.10866    $22.22337        16,803
   01/01/2014 to 12/31/2014...........  $22.22337    $25.55053        18,184
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99841    $ 8.88392             0
   01/01/2012 to 12/31/2012...........  $ 8.88392    $ 9.86031             0
   01/01/2013 to 12/31/2013...........  $ 9.86031    $11.83798         4,154
   01/01/2014 to 12/31/2014...........  $11.83798    $12.36636         4,154

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST RCM WORLD TRENDS PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.03990    $11.95029      419,372
   01/01/2010 to 12/31/2010...........  $11.95029    $13.11882      591,941
   01/01/2011 to 12/31/2011...........  $13.11882    $12.63456      533,989
   01/01/2012 to 12/31/2012...........  $12.63456    $13.66670      570,648
   01/01/2013 to 12/31/2013...........  $13.66670    $15.07275      512,829
   01/01/2014 to 12/31/2014...........  $15.07275    $15.54433      487,552
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.05245    $12.35611      285,213
   01/01/2010 to 12/31/2010...........  $12.35611    $13.85815      433,340
   01/01/2011 to 12/31/2011...........  $13.85815    $13.26883      316,671
   01/01/2012 to 12/31/2012...........  $13.26883    $15.08440      408,720
   01/01/2013 to 12/31/2013...........  $15.08440    $17.46806      479,012
   01/01/2014 to 12/31/2014...........  $17.46806    $18.06478      471,137
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.08085    $12.39836      328,381
   01/01/2010 to 12/31/2010...........  $12.39836    $13.59785      608,087
   01/01/2011 to 12/31/2011...........  $13.59785    $12.88722      473,917
   01/01/2012 to 12/31/2012...........  $12.88722    $14.04822      562,169
   01/01/2013 to 12/31/2013...........  $14.04822    $15.76382      551,864
   01/01/2014 to 12/31/2014...........  $15.76382    $15.93171      503,100
AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.98067    $12.99734        4,658
   01/01/2010 to 12/31/2010...........  $12.99734    $16.89809        8,552
   01/01/2011 to 12/31/2011...........  $16.89809    $14.40189       11,920
   01/01/2012 to 12/31/2012...........  $14.40189    $16.96161       15,932
   01/01/2013 to 12/31/2013...........  $16.96161    $23.42720       14,048
   01/01/2014 to 12/31/2014...........  $23.42720    $24.11445       13,693
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.00835    $13.14833        9,922
   01/01/2010 to 12/31/2010...........  $13.14833    $17.59375       13,981
   01/01/2011 to 12/31/2011...........  $17.59375    $17.08879       13,405
   01/01/2012 to 12/31/2012...........  $17.08879    $18.80226       14,845
   01/01/2013 to 12/31/2013...........  $18.80226    $24.92978       17,292
   01/01/2014 to 12/31/2014...........  $24.92978    $25.38680       11,199
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.97563    $12.95541        6,006
   01/01/2010 to 12/31/2010...........  $12.95541    $16.01106       10,614
   01/01/2011 to 12/31/2011...........  $16.01106    $14.76666       10,380
   01/01/2012 to 12/31/2012...........  $14.76666    $17.11423       10,064
   01/01/2013 to 12/31/2013...........  $17.11423    $23.06551        9,095
   01/01/2014 to 12/31/2014...........  $23.06551    $23.81628        8,323
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.03838    $12.15888      368,531
   01/01/2010 to 12/31/2010...........  $12.15888    $13.30202      654,745
   01/01/2011 to 12/31/2011...........  $13.30202    $13.30691      577,571
   01/01/2012 to 12/31/2012...........  $13.30691    $14.81356      658,726
   01/01/2013 to 12/31/2013...........  $14.81356    $16.97618      743,510
   01/01/2014 to 12/31/2014...........  $16.97618    $17.63046      682,957
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.10014    $12.91774       11,031
   01/01/2010 to 12/31/2010...........  $12.91774    $14.34884       21,374
   01/01/2011 to 12/31/2011...........  $14.34884    $13.84402       19,893
   01/01/2012 to 12/31/2012...........  $13.84402    $15.92130       21,274
   01/01/2013 to 12/31/2013...........  $15.92130    $20.25283       26,312
   01/01/2014 to 12/31/2014...........  $20.25283    $21.34885       26,286

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.98699    $13.17447       66,081
   01/01/2010 to 12/31/2010...........  $13.17447    $14.96577       69,563
   01/01/2011 to 12/31/2011...........  $14.96577    $14.43104       46,578
   01/01/2012 to 12/31/2012...........  $14.43104    $16.64347       51,692
   01/01/2013 to 12/31/2013...........  $16.64347    $23.51273       65,622
   01/01/2014 to 12/31/2014...........  $23.51273    $24.98767       65,013
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.30108    $13.76951       57,611
   01/01/2010 to 12/31/2010...........  $13.76951    $16.26883       70,128
   01/01/2011 to 12/31/2011...........  $16.26883    $13.57744       48,741
   01/01/2012 to 12/31/2012...........  $13.57744    $13.79902       55,958
   01/01/2013 to 12/31/2013...........  $13.79902    $15.61693       54,543
   01/01/2014 to 12/31/2014...........  $15.61693    $14.03743       49,884
AST TEMPLETON GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.01739    $11.11682       22,895
   01/01/2010 to 12/31/2010...........  $11.11682    $11.53051       56,304
   01/01/2011 to 12/31/2011...........  $11.53051    $11.77677       57,649
   01/01/2012 to 12/31/2012...........  $11.77677    $12.15478       50,307
   01/01/2013 to 12/31/2013...........  $12.15478    $11.47475       46,980
   01/01/2014 to 12/31/2014...........  $11.47475    $11.31784       46,357
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.06178    $12.77693       28,449
   01/01/2010 to 12/31/2010...........  $12.77693    $14.36696       56,592
   01/01/2011 to 12/31/2011...........  $14.36696    $13.60557       48,584
   01/01/2012 to 12/31/2012...........  $13.60557    $14.81394       67,812
   01/01/2013 to 12/31/2013...........  $14.81394    $17.50990       93,163
   01/01/2014 to 12/31/2014...........  $17.50990    $18.12031      123,736
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.98914    $10.76877       62,252
   01/01/2010 to 12/31/2010...........  $10.76877    $11.38650      117,168
   01/01/2011 to 12/31/2011...........  $11.38650    $11.84188       83,596
   01/01/2012 to 12/31/2012...........  $11.84188    $12.52719       94,529
   01/01/2013 to 12/31/2013...........  $12.52719    $12.10414      111,790
   01/01/2014 to 12/31/2014...........  $12.10414    $12.72711      140,733
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2009 to 12/31/2009...........  $10.07065    $12.83927      262,871
   01/01/2010 to 12/31/2010...........  $12.83927    $13.88351      456,344
   01/01/2011 to 12/31/2011...........  $13.88351    $13.39083      349,721
   01/01/2012 to 09/21/2012...........  $13.39083    $14.97302            0

* Denotes the start date of these sub-accounts

                               PREMIER B SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

        ACCUMULATION UNIT VALUES: WITH COMBO 5%/HAV AND HD GRO (2.00%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.08486    $ 7.85173     5,156,548
   01/01/2009 to 12/31/2009...........  $ 7.85173    $ 9.57274     5,429,944
   01/01/2010 to 12/31/2010...........  $ 9.57274    $10.50792     5,196,651
   01/01/2011 to 12/31/2011...........  $10.50792    $10.02826     4,502,954
   01/01/2012 to 12/31/2012...........  $10.02826    $11.06682     4,179,497
   01/01/2013 to 12/31/2013...........  $11.06682    $11.93203     3,714,936
   01/01/2014 to 12/31/2014...........  $11.93203    $12.14478     3,424,166
AST ADVANCED STRATEGIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.91313    $ 7.85527     1,511,014
   01/01/2009 to 12/31/2009...........  $ 7.85527    $ 9.71908     2,166,656
   01/01/2010 to 12/31/2010...........  $ 9.71908    $10.83459     2,247,302
   01/01/2011 to 12/31/2011...........  $10.83459    $10.63439     1,860,010
   01/01/2012 to 12/31/2012...........  $10.63439    $11.84857     1,996,758
   01/01/2013 to 12/31/2013...........  $11.84857    $13.53958     2,019,006
   01/01/2014 to 12/31/2014...........  $13.53958    $14.08485     1,892,904
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.71895    $ 7.39638        77,951
   01/01/2009 to 12/31/2009...........  $ 7.39638    $ 8.54022        93,171
   01/01/2010 to 12/31/2010...........  $ 8.54022    $ 9.53202        88,459
   01/01/2011 to 12/31/2011...........  $ 9.53202    $ 9.67915        85,223
   01/01/2012 to 05/04/2012...........  $ 9.67915    $10.50550             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.10090    $ 8.12177     2,749,996
   01/01/2009 to 12/31/2009...........  $ 8.12177    $ 9.81762     5,945,452
   01/01/2010 to 12/31/2010...........  $ 9.81762    $10.81044     5,652,783
   01/01/2011 to 12/31/2011...........  $10.81044    $10.46997     5,046,150
   01/01/2012 to 12/31/2012...........  $10.46997    $11.54487     4,764,301
   01/01/2013 to 12/31/2013...........  $11.54487    $13.31596     4,304,492
   01/01/2014 to 12/31/2014...........  $13.31596    $13.90632     4,000,044
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99783    $ 9.14700     2,561,870
   01/01/2012 to 12/31/2012...........  $ 9.14700    $10.03408     2,379,956
   01/01/2013 to 12/31/2013...........  $10.03408    $10.90494     2,212,214
   01/01/2014 to 12/31/2014...........  $10.90494    $11.21444     2,015,807
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99837    $10.47749        26,572
   01/01/2014 to 12/31/2014...........  $10.47749    $10.63953        36,666
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99891    $ 9.36266             0
   01/01/2010 to 12/31/2010...........  $ 9.36266    $10.14987             0
   01/01/2011 to 12/31/2011...........  $10.14987    $10.91038             0
   01/01/2012 to 12/31/2012...........  $10.91038    $11.14161             0
   01/01/2013 to 12/31/2013...........  $11.14161    $10.84804             0
   01/01/2014 to 12/31/2014...........  $10.84804    $10.68438             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99838    $12.01642       62,697
   01/01/2009 to 12/31/2009...........  $12.01642    $11.06804       84,267
   01/01/2010 to 12/31/2010...........  $11.06804    $12.06476       34,821
   01/01/2011 to 12/31/2011...........  $12.06476    $13.43484       16,829
   01/01/2012 to 12/31/2012...........  $13.43484    $13.92390       13,819
   01/01/2013 to 12/31/2013...........  $13.92390    $13.22183       11,840
   01/01/2014 to 12/31/2014...........  $13.22183    $13.30767        6,204
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99838    $12.08513       91,073
   01/01/2009 to 12/31/2009...........  $12.08513    $10.93579       85,471
   01/01/2010 to 12/31/2010...........  $10.93579    $11.93948       65,479
   01/01/2011 to 12/31/2011...........  $11.93948    $13.57548       53,824
   01/01/2012 to 12/31/2012...........  $13.57548    $14.08871       36,382
   01/01/2013 to 12/31/2013...........  $14.08871    $13.14508       32,317
   01/01/2014 to 12/31/2014...........  $13.14508    $13.43680        7,974
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99891    $ 8.77441        7,864
   01/01/2010 to 12/31/2010...........  $ 8.77441    $ 9.62130       76,880
   01/01/2011 to 12/31/2011...........  $ 9.62130    $11.19462       26,646
   01/01/2012 to 12/31/2012...........  $11.19462    $11.66835            0
   01/01/2013 to 12/31/2013...........  $11.66835    $10.69415            0
   01/01/2014 to 12/31/2014...........  $10.69415    $11.13020            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99783    $10.99032      105,601
   01/01/2011 to 12/31/2011...........  $10.99032    $12.96252       48,721
   01/01/2012 to 12/31/2012...........  $12.96252    $13.57145        6,233
   01/01/2013 to 12/31/2013...........  $13.57145    $12.37384            0
   01/01/2014 to 12/31/2014...........  $12.37384    $13.06296            0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99837    $12.00089       82,356
   01/01/2012 to 12/31/2012...........  $12.00089    $12.45321       94,433
   01/01/2013 to 12/31/2013...........  $12.45321    $11.01920            0
   01/01/2014 to 12/31/2014...........  $11.01920    $11.92330          507
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99784    $10.38193       88,302
   01/01/2013 to 12/31/2013...........  $10.38193    $ 9.14025      205,462
   01/01/2014 to 12/31/2014...........  $ 9.14025    $10.09182      108,397
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........  $ 9.99891    $ 8.73519      114,189
   01/01/2014 to 12/31/2014...........  $ 8.73519    $ 9.81343       79,453
AST BOND PORTFOLIO 2025
   01/02/2014* to 12/31/2014..........  $ 9.99891    $11.28431       28,239
AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14514    $10.29615            0
   01/01/2010 to 12/31/2010...........  $10.29615    $11.47968        3,609
   01/01/2011 to 12/31/2011...........  $11.47968    $10.59405        5,291
   01/01/2012 to 12/31/2012...........  $10.59405    $11.76047        5,622
   01/01/2013 to 12/31/2013...........  $11.76047    $15.15374        3,623
   01/01/2014 to 12/31/2014...........  $15.15374    $16.38173        3,602

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.17687    $ 7.65036     5,333,371
   01/01/2009 to 12/31/2009...........  $ 7.65036    $ 9.40019     7,061,251
   01/01/2010 to 12/31/2010...........  $ 9.40019    $10.44844     7,048,991
   01/01/2011 to 12/31/2011...........  $10.44844    $ 9.99527     5,733,047
   01/01/2012 to 12/31/2012...........  $ 9.99527    $11.14375     5,794,095
   01/01/2013 to 12/31/2013...........  $11.14375    $13.40316     5,561,564
   01/01/2014 to 12/31/2014...........  $13.40316    $14.05954     5,159,637
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99837    $11.63153        31,921
   01/01/2014 to 12/31/2014...........  $11.63153    $12.95539        33,950
AST COHEN & STEERS REALTY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $12.64271    $ 8.02896        75,117
   01/01/2009 to 12/31/2009...........  $ 8.02896    $10.38472        87,073
   01/01/2010 to 12/31/2010...........  $10.38472    $13.10236        94,967
   01/01/2011 to 12/31/2011...........  $13.10236    $13.69242        82,479
   01/01/2012 to 12/31/2012...........  $13.69242    $15.48378        75,109
   01/01/2013 to 12/31/2013...........  $15.48378    $15.65571        74,990
   01/01/2014 to 12/31/2014...........  $15.65571    $20.09379        62,999
AST DEAM SMALL-CAP VALUE PORTFOLIO
   01/28/2008 to 07/18/2008...........  $ 8.87462    $ 8.66249             0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99837    $ 9.66843             0
   01/01/2014 to 12/31/2014...........  $ 9.66843    $ 9.96248             0
AST FI PYRAMIS QUANTITATIVE PORTFOLIO
FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.71147    $ 7.21381       688,157
   01/01/2009 to 12/31/2009...........  $ 7.21381    $ 8.75917       959,767
   01/01/2010 to 12/31/2010...........  $ 8.75917    $ 9.82091       988,494
   01/01/2011 to 12/31/2011...........  $ 9.82091    $ 9.48371       824,369
   01/01/2012 to 12/31/2012...........  $ 9.48371    $10.28626       894,329
   01/01/2013 to 12/31/2013...........  $10.28626    $11.57315       804,851
   01/01/2014 to 12/31/2014...........  $11.57315    $11.70382       732,549
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10352    $ 7.49088        11,709
   01/01/2009 to 12/31/2009...........  $ 7.49088    $ 8.90312       114,516
   01/01/2010 to 12/31/2010...........  $ 8.90312    $ 9.89157       116,182
   01/01/2011 to 12/31/2011...........  $ 9.89157    $ 9.45811       119,039
   01/01/2012 to 12/31/2012...........  $ 9.45811    $10.53678       152,023
   01/01/2013 to 12/31/2013...........  $10.53678    $12.31616       199,850
   01/01/2014 to 12/31/2014...........  $12.31616    $12.76514       194,615
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99838    $ 7.46235        40,879
   01/01/2009 to 11/13/2009...........  $ 7.46235    $ 8.32337             0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99838    $10.72518       759,424
   01/01/2013 to 12/31/2013...........  $10.72518    $13.08809       715,493
   01/01/2014 to 12/31/2014...........  $13.08809    $13.23926       669,670
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99837    $10.79329        44,924
   01/01/2014 to 12/31/2014...........  $10.79329    $10.85243        48,587

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17506    $ 6.10468        4,200
   01/01/2009 to 12/31/2009...........  $ 6.10468    $ 8.08576        8,784
   01/01/2010 to 12/31/2010...........  $ 8.08576    $ 9.52851       10,875
   01/01/2011 to 12/31/2011...........  $ 9.52851    $ 8.87118        7,211
   01/01/2012 to 12/31/2012...........  $ 8.87118    $11.02821        9,204
   01/01/2013 to 12/31/2013...........  $11.02821    $11.28195       16,945
   01/01/2014 to 12/31/2014...........  $11.28195    $12.60075        4,157
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.55710    $ 7.57143       17,301
   01/01/2009 to 12/31/2009...........  $ 7.57143    $11.08988       49,111
   01/01/2010 to 12/31/2010...........  $11.08988    $11.99104       51,553
   01/01/2011 to 12/31/2011...........  $11.99104    $11.29110       28,018
   01/01/2012 to 12/31/2012...........  $11.29110    $13.25718       28,254
   01/01/2013 to 12/31/2013...........  $13.25718    $16.86244       44,894
   01/01/2014 to 02/07/2014...........  $16.86244    $16.58333            0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.24594    $ 7.05356      228,304
   01/01/2009 to 12/31/2009...........  $ 7.05356    $ 8.24220      395,031
   01/01/2010 to 12/31/2010...........  $ 8.24220    $ 9.12197      368,229
   01/01/2011 to 12/31/2011...........  $ 9.12197    $ 8.44979      366,589
   01/01/2012 to 12/31/2012...........  $ 8.44979    $ 9.91302      308,988
   01/01/2013 to 12/31/2013...........  $ 9.91302    $12.97859      311,948
   01/01/2014 to 12/31/2014...........  $12.97859    $14.39506      174,537
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.61423    $ 7.46504       38,476
   01/01/2009 to 12/31/2009...........  $ 7.46504    $11.49714       50,576
   01/01/2010 to 12/31/2010...........  $11.49714    $13.50650       53,437
   01/01/2011 to 12/31/2011...........  $13.50650    $12.84773       41,030
   01/01/2012 to 12/31/2012...........  $12.84773    $15.06598       43,172
   01/01/2013 to 12/31/2013...........  $15.06598    $19.52547       45,442
   01/01/2014 to 12/31/2014...........  $19.52547    $21.34921       47,294
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08919    $ 7.59959      116,091
   01/01/2009 to 12/31/2009...........  $ 7.59959    $ 9.19270      375,735
   01/01/2010 to 12/31/2010...........  $ 9.19270    $10.05774      363,119
   01/01/2011 to 12/31/2011...........  $10.05774    $ 9.81078      361,319
   01/01/2012 to 12/31/2012...........  $ 9.81078    $10.59247      296,148
   01/01/2013 to 12/31/2013...........  $10.59247    $11.40471      253,191
   01/01/2014 to 12/31/2014...........  $11.40471    $11.63291      231,002
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03326    $ 7.62852        2,952
   01/01/2009 to 12/31/2009...........  $ 7.62852    $ 9.48684       12,889
   01/01/2010 to 12/31/2010...........  $ 9.48684    $11.79052       51,389
   01/01/2011 to 12/31/2011...........  $11.79052    $11.71022       18,168
   01/01/2012 to 12/31/2012...........  $11.71022    $13.28156       20,688
   01/01/2013 to 12/31/2013...........  $13.28156    $18.07502       77,722
   01/01/2014 to 12/31/2014...........  $18.07502    $18.99611       44,190
AST HERNDON LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.82539    $ 7.77505      155,958
   01/01/2009 to 12/31/2009...........  $ 7.77505    $ 9.01434      156,120
   01/01/2010 to 12/31/2010...........  $ 9.01434    $ 9.93724      144,108
   01/01/2011 to 12/31/2011...........  $ 9.93724    $ 9.69471      143,677
   01/01/2012 to 12/31/2012...........  $ 9.69471    $10.77810      135,757
   01/01/2013 to 12/31/2013...........  $10.77810    $14.22606      132,909
   01/01/2014 to 12/31/2014...........  $14.22606    $14.16445      131,096

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HIGH YIELD PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.57333    $ 7.80022        25,367
   01/01/2009 to 12/31/2009...........  $ 7.80022    $10.36610        46,663
   01/01/2010 to 12/31/2010...........  $10.36610    $11.53495        41,207
   01/01/2011 to 12/31/2011...........  $11.53495    $11.66806        48,460
   01/01/2012 to 12/31/2012...........  $11.66806    $13.02596        53,505
   01/01/2013 to 12/31/2013...........  $13.02596    $13.68754        48,598
   01/01/2014 to 12/31/2014...........  $13.68754    $13.76235        44,179
AST INTERNATIONAL GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.00970    $ 6.02671       133,364
   01/01/2009 to 12/31/2009...........  $ 6.02671    $ 7.99362       156,357
   01/01/2010 to 12/31/2010...........  $ 7.99362    $ 8.97315       142,792
   01/01/2011 to 12/31/2011...........  $ 8.97315    $ 7.66043       116,530
   01/01/2012 to 12/31/2012...........  $ 7.66043    $ 9.03951        96,195
   01/01/2013 to 12/31/2013...........  $ 9.03951    $10.55122        75,763
   01/01/2014 to 12/31/2014...........  $10.55122    $ 9.77282        66,655
AST INTERNATIONAL VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.18168    $ 6.87641        99,523
   01/01/2009 to 12/31/2009...........  $ 6.87641    $ 8.79761        94,195
   01/01/2010 to 12/31/2010...........  $ 8.79761    $ 9.58113        88,078
   01/01/2011 to 12/31/2011...........  $ 9.58113    $ 8.21462        78,075
   01/01/2012 to 12/31/2012...........  $ 8.21462    $ 9.39636        75,787
   01/01/2013 to 12/31/2013...........  $ 9.39636    $11.00543        74,168
   01/01/2014 to 12/31/2014...........  $11.00543    $10.06627        61,656
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........  $ 9.99838    $10.70083     4,682,502
   01/01/2009 to 12/31/2009...........  $10.70083    $11.67692     2,124,345
   01/01/2010 to 12/31/2010...........  $11.67692    $12.68549     1,168,165
   01/01/2011 to 12/31/2011...........  $12.68549    $13.98483     3,388,371
   01/01/2012 to 12/31/2012...........  $13.98483    $14.99920     1,858,678
   01/01/2013 to 12/31/2013...........  $14.99920    $14.23708     1,055,361
   01/01/2014 to 12/31/2014...........  $14.23708    $14.89713       967,866
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11170    $ 7.12455        39,125
   01/01/2009 to 12/31/2009...........  $ 7.12455    $ 8.84741       128,171
   01/01/2010 to 12/31/2010...........  $ 8.84741    $ 9.87243       141,753
   01/01/2011 to 12/31/2011...........  $ 9.87243    $ 9.62404       124,364
   01/01/2012 to 12/31/2012...........  $ 9.62404    $10.71671       140,104
   01/01/2013 to 12/31/2013...........  $10.71671    $12.21717       128,730
   01/01/2014 to 12/31/2014...........  $12.21717    $12.73989       126,433
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $12.46030    $ 7.88578       116,313
   01/01/2009 to 12/31/2009...........  $ 7.88578    $10.50517       143,651
   01/01/2010 to 12/31/2010...........  $10.50517    $11.03780       129,026
   01/01/2011 to 12/31/2011...........  $11.03780    $ 9.83134       125,803
   01/01/2012 to 12/31/2012...........  $ 9.83134    $11.74996       124,436
   01/01/2013 to 12/31/2013...........  $11.74996    $13.28916       139,693
   01/01/2014 to 12/31/2014...........  $13.28916    $12.19916       111,250
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.81189    $ 9.31756       386,053
   01/01/2009 to 12/31/2009...........  $ 9.31756    $11.14647       582,874
   01/01/2010 to 12/31/2010...........  $11.14647    $11.72786       603,595
   01/01/2011 to 12/31/2011...........  $11.72786    $11.52499       480,501
   01/01/2012 to 12/31/2012...........  $11.52499    $12.50989       437,810
   01/01/2013 to 12/31/2013...........  $12.50989    $13.61768       390,388
   01/01/2014 to 12/31/2014...........  $13.61768    $14.07806       349,861

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08376    $10.28632        1,364
   01/01/2010 to 12/31/2010...........  $10.28632    $11.22592          874
   01/01/2011 to 12/31/2011...........  $11.22592    $11.07902       16,790
   01/01/2012 to 12/31/2012...........  $11.07902    $12.51096       21,265
   01/01/2013 to 12/31/2013...........  $12.51096    $16.74199       27,850
   01/01/2014 to 12/31/2014...........  $16.74199    $17.97368       57,774
AST LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.99817    $ 6.66999       71,598
   01/01/2009 to 12/31/2009...........  $ 6.66999    $ 7.81007       69,788
   01/01/2010 to 12/31/2010...........  $ 7.81007    $ 8.66458       56,880
   01/01/2011 to 12/31/2011...........  $ 8.66458    $ 8.13952       55,857
   01/01/2012 to 12/31/2012...........  $ 8.13952    $ 9.32719       61,834
   01/01/2013 to 12/31/2013...........  $ 9.32719    $12.78940       74,301
   01/01/2014 to 12/31/2014...........  $12.78940    $14.26226       65,264
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.58726    $ 7.11622      179,095
   01/01/2009 to 12/31/2009...........  $ 7.11622    $ 9.05285      209,647
   01/01/2010 to 12/31/2010...........  $ 9.05285    $10.62849      194,264
   01/01/2011 to 12/31/2011...........  $10.62849    $10.32516      172,784
   01/01/2012 to 12/31/2012...........  $10.32516    $11.36411      148,698
   01/01/2013 to 12/31/2013...........  $11.36411    $15.22043      139,121
   01/01/2014 to 12/31/2014...........  $15.22043    $16.50219      117,477
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.86211    $ 8.35835       89,519
   01/01/2009 to 12/31/2009...........  $ 8.35835    $11.03009       94,110
   01/01/2010 to 12/31/2010...........  $11.03009    $12.26448       87,418
   01/01/2011 to 12/31/2011...........  $12.26448    $13.24736       91,403
   01/01/2012 to 12/31/2012...........  $13.24736    $13.75731       93,149
   01/01/2013 to 12/31/2013...........  $13.75731    $13.21768       91,572
   01/01/2014 to 12/31/2014...........  $13.21768    $13.78643       91,673
AST MFS GLOBAL EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $12.46101    $ 8.83785       67,057
   01/01/2009 to 12/31/2009...........  $ 8.83785    $11.39455       69,641
   01/01/2010 to 12/31/2010...........  $11.39455    $12.51694       66,775
   01/01/2011 to 12/31/2011...........  $12.51694    $11.88737       55,650
   01/01/2012 to 12/31/2012...........  $11.88737    $14.34349       40,643
   01/01/2013 to 12/31/2013...........  $14.34349    $17.94830       44,837
   01/01/2014 to 12/31/2014...........  $17.94830    $18.23517       52,833
AST MFS GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.89492    $ 8.12919       47,298
   01/01/2009 to 12/31/2009...........  $ 8.12919    $ 9.90685       49,466
   01/01/2010 to 12/31/2010...........  $ 9.90685    $10.95423       54,189
   01/01/2011 to 12/31/2011...........  $10.95423    $10.67597       33,720
   01/01/2012 to 12/31/2012...........  $10.67597    $12.25442       35,109
   01/01/2013 to 12/31/2013...........  $12.25442    $16.42420       55,647
   01/01/2014 to 12/31/2014...........  $16.42420    $17.50473       24,629
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99838    $10.18480            0
   01/01/2013 to 12/31/2013...........  $10.18480    $13.43053        8,046
   01/01/2014 to 12/31/2014...........  $13.43053    $14.51254        8,125

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MID-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.78213    $ 7.06599       20,070
   01/01/2009 to 12/31/2009...........  $ 7.06599    $ 9.62124       20,667
   01/01/2010 to 12/31/2010...........  $ 9.62124    $11.65953       22,107
   01/01/2011 to 12/31/2011...........  $11.65953    $11.03672       14,167
   01/01/2012 to 12/31/2012...........  $11.03672    $12.81203       10,373
   01/01/2013 to 12/31/2013...........  $12.81203    $16.63249        9,196
   01/01/2014 to 12/31/2014...........  $16.63249    $18.74732        1,694
AST MONEY MARKET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.49553    $10.52918      273,830
   01/01/2009 to 12/31/2009...........  $10.52918    $10.34785      586,507
   01/01/2010 to 12/31/2010...........  $10.34785    $10.14728      315,255
   01/01/2011 to 12/31/2011...........  $10.14728    $ 9.95080      345,766
   01/01/2012 to 12/31/2012...........  $ 9.95080    $ 9.75612      341,542
   01/01/2013 to 12/31/2013...........  $ 9.75612    $ 9.56479      140,008
   01/01/2014 to 12/31/2014...........  $ 9.56479    $ 9.37722       87,534
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.80986    $ 6.74815       54,087
   01/01/2009 to 12/31/2009...........  $ 6.74815    $ 9.30482       64,787
   01/01/2010 to 12/31/2010...........  $ 9.30482    $11.26042       54,472
   01/01/2011 to 12/31/2011...........  $11.26042    $10.76561       53,309
   01/01/2012 to 12/31/2012...........  $10.76561    $12.36201       56,155
   01/01/2013 to 12/31/2013...........  $12.36201    $17.21092       74,684
   01/01/2014 to 12/31/2014...........  $17.21092    $19.27797       66,820
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02828    $10.06526        1,126
   01/01/2012 to 12/31/2012...........  $10.06526    $10.34839       59,585
   01/01/2013 to 12/31/2013...........  $10.34839    $ 9.85789       10,265
   01/01/2014 to 12/31/2014...........  $ 9.85789    $10.16237       11,950
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $13.36122    $ 8.43558      120,168
   01/01/2009 to 12/31/2009...........  $ 8.43558    $10.73369      134,535
   01/01/2010 to 12/31/2010...........  $10.73369    $13.54107      171,807
   01/01/2011 to 12/31/2011...........  $13.54107    $13.49978      132,082
   01/01/2012 to 12/31/2012...........  $13.49978    $14.87354      113,107
   01/01/2013 to 12/31/2013...........  $14.87354    $19.33726      125,672
   01/01/2014 to 12/31/2014...........  $19.33726    $20.46318      115,458
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.97553    $ 7.12239       25,973
   01/01/2009 to 12/31/2009...........  $ 7.12239    $ 8.55827       34,175
   01/01/2010 to 12/31/2010...........  $ 8.55827    $10.09108       32,545
   01/01/2011 to 04/29/2011...........  $10.09108    $11.30707            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99838    $10.30158       81,008
   01/01/2013 to 12/31/2013...........  $10.30158    $12.00993       68,106
   01/01/2014 to 12/31/2014...........  $12.00993    $12.37947       64,156
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10112    $ 5.56591       19,671
   01/01/2009 to 12/31/2009...........  $ 5.56591    $ 9.08638      170,536
   01/01/2010 to 12/31/2010...........  $ 9.08638    $10.89213      190,362
   01/01/2011 to 12/31/2011...........  $10.89213    $ 8.51405      147,056
   01/01/2012 to 12/31/2012...........  $ 8.51405    $ 9.84347      149,372
   01/01/2013 to 12/31/2013...........  $ 9.84347    $ 9.67202      164,692
   01/01/2014 to 12/31/2014...........  $ 9.67202    $ 9.03829       66,829

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.98242    $10.59575       102,544
   01/01/2009 to 12/31/2009...........  $10.59575    $11.45066       146,216
   01/01/2010 to 12/31/2010...........  $11.45066    $11.66376       163,847
   01/01/2011 to 12/31/2011...........  $11.66376    $11.69252       206,500
   01/01/2012 to 12/31/2012...........  $11.69252    $12.00101       213,959
   01/01/2013 to 12/31/2013...........  $12.00101    $11.50979       191,217
   01/01/2014 to 12/31/2014...........  $11.50979    $11.27327       164,606
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.19729    $10.46055       275,747
   01/01/2009 to 12/31/2009...........  $10.46055    $11.95037       589,127
   01/01/2010 to 12/31/2010...........  $11.95037    $12.62027       690,427
   01/01/2011 to 12/31/2011...........  $12.62027    $12.76640       619,970
   01/01/2012 to 12/31/2012...........  $12.76640    $13.68232       590,891
   01/01/2013 to 12/31/2013...........  $13.68232    $13.16753       496,719
   01/01/2014 to 12/31/2014...........  $13.16753    $13.45558       363,693
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.07266    $ 8.93562     1,347,367
   01/01/2009 to 12/31/2009...........  $ 8.93562    $10.51580     3,387,171
   01/01/2010 to 12/31/2010...........  $10.51580    $11.39953     3,342,275
   01/01/2011 to 12/31/2011...........  $11.39953    $11.28767     3,067,168
   01/01/2012 to 12/31/2012...........  $11.28767    $12.21401     2,917,636
   01/01/2013 to 12/31/2013...........  $12.21401    $13.07757     2,580,011
   01/01/2014 to 12/31/2014...........  $13.07757    $13.56155     2,231,114
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01829    $10.06516             0
   01/01/2012 to 12/31/2012...........  $10.06516    $10.56916         2,546
   01/01/2013 to 12/31/2013...........  $10.56916    $10.12224        25,952
   01/01/2014 to 12/31/2014...........  $10.12224    $10.52520        31,880
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.63940    $ 6.63806     1,046,795
   01/01/2009 to 12/31/2009...........  $ 6.63806    $ 8.19841     1,894,696
   01/01/2010 to 12/31/2010...........  $ 8.19841    $ 9.56644     1,969,413
   01/01/2011 to 12/31/2011...........  $ 9.56644    $ 8.79623     1,363,057
   01/01/2012 to 12/31/2012...........  $ 8.79623    $ 9.73774     1,518,836
   01/01/2013 to 12/31/2013...........  $ 9.73774    $11.17223     1,352,995
   01/01/2014 to 12/31/2014...........  $11.17223    $11.96055     1,315,331
AST QMA US EQUITY ALPHA PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.53943    $ 6.88447        38,550
   01/01/2009 to 12/31/2009...........  $ 6.88447    $ 8.22238        47,462
   01/01/2010 to 12/31/2010...........  $ 8.22238    $ 9.27431        44,819
   01/01/2011 to 12/31/2011...........  $ 9.27431    $ 9.40705        44,044
   01/01/2012 to 12/31/2012...........  $ 9.40705    $10.95646        38,467
   01/01/2013 to 12/31/2013...........  $10.95646    $14.22503        48,287
   01/01/2014 to 12/31/2014...........  $14.22503    $16.34662        65,598
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99837    $ 8.88098             0
   01/01/2012 to 12/31/2012...........  $ 8.88098    $ 9.85218             0
   01/01/2013 to 12/31/2013...........  $ 9.85218    $11.82239             0
   01/01/2014 to 12/31/2014...........  $11.82239    $12.34402             0
AST RCM WORLD TRENDS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08101    $ 7.33101       379,551
   01/01/2009 to 12/31/2009...........  $ 7.33101    $ 8.86828       876,771
   01/01/2010 to 12/31/2010...........  $ 8.86828    $ 9.73060       889,197
   01/01/2011 to 12/31/2011...........  $ 9.73060    $ 9.36678       787,948
   01/01/2012 to 12/31/2012...........  $ 9.36678    $10.12706       845,384
   01/01/2013 to 12/31/2013...........  $10.12706    $11.16345       668,051
   01/01/2014 to 12/31/2014...........  $11.16345    $11.50703       580,591

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09919    $ 6.68342       165,849
   01/01/2009 to 12/31/2009...........  $ 6.68342    $ 8.31169       485,836
   01/01/2010 to 12/31/2010...........  $ 8.31169    $ 9.31755       486,292
   01/01/2011 to 12/31/2011...........  $ 9.31755    $ 8.91687       359,184
   01/01/2012 to 12/31/2012...........  $ 8.91687    $10.13196       440,636
   01/01/2013 to 12/31/2013...........  $10.13196    $11.72716       410,475
   01/01/2014 to 12/31/2014...........  $11.72716    $12.12172       371,390
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.15437    $ 8.08343       191,148
   01/01/2009 to 12/31/2009...........  $ 8.08343    $10.09749       362,933
   01/01/2010 to 12/31/2010...........  $10.09749    $11.06899       463,819
   01/01/2011 to 12/31/2011...........  $11.06899    $10.48542       379,473
   01/01/2012 to 12/31/2012...........  $10.48542    $11.42439       363,125
   01/01/2013 to 12/31/2013...........  $11.42439    $12.81333       344,648
   01/01/2014 to 12/31/2014...........  $12.81333    $12.94343       325,280
AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.76805    $ 7.22906        19,587
   01/01/2009 to 12/31/2009...........  $ 7.22906    $ 9.40232        35,432
   01/01/2010 to 12/31/2010...........  $ 9.40232    $12.21815        33,322
   01/01/2011 to 12/31/2011...........  $12.21815    $10.40817        61,481
   01/01/2012 to 12/31/2012...........  $10.40817    $12.25201        64,255
   01/01/2013 to 12/31/2013...........  $12.25201    $16.91414        63,124
   01/01/2014 to 12/31/2014...........  $16.91414    $17.40177        54,000
AST SMALL-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.31536    $ 6.62159        11,829
   01/01/2009 to 12/31/2009...........  $ 6.62159    $ 8.69297        21,177
   01/01/2010 to 12/31/2010...........  $ 8.69297    $11.62640        12,981
   01/01/2011 to 12/31/2011...........  $11.62640    $11.28700        14,569
   01/01/2012 to 12/31/2012...........  $11.28700    $12.41265        14,922
   01/01/2013 to 12/31/2013...........  $12.41265    $16.44967        15,992
   01/01/2014 to 12/31/2014...........  $16.44967    $16.74306        16,073
AST SMALL-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.76005    $ 7.96731        96,050
   01/01/2009 to 12/31/2009...........  $ 7.96731    $ 9.92002       100,896
   01/01/2010 to 12/31/2010...........  $ 9.92002    $12.25369        88,868
   01/01/2011 to 12/31/2011...........  $12.25369    $11.29575        81,692
   01/01/2012 to 12/31/2012...........  $11.29575    $13.08511        72,140
   01/01/2013 to 12/31/2013...........  $13.08511    $17.62661        68,000
   01/01/2014 to 12/31/2014...........  $17.62661    $18.19129        55,807
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.31498    $ 8.61898     1,103,798
   01/01/2009 to 12/31/2009...........  $ 8.61898    $10.48975     1,351,433
   01/01/2010 to 12/31/2010...........  $10.48975    $11.47036     1,375,810
   01/01/2011 to 12/31/2011...........  $11.47036    $11.46887     1,177,868
   01/01/2012 to 12/31/2012...........  $11.46887    $12.76116     1,287,000
   01/01/2013 to 12/31/2013...........  $12.76116    $14.61687     1,160,351
   01/01/2014 to 12/31/2014...........  $14.61687    $15.17293     1,124,054
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.78554    $ 6.58939       185,271
   01/01/2009 to 12/31/2009...........  $ 6.58939    $ 7.99756       216,991
   01/01/2010 to 12/31/2010...........  $ 7.99756    $ 8.87911       214,785
   01/01/2011 to 12/31/2011...........  $ 8.87911    $ 8.56256       210,398
   01/01/2012 to 12/31/2012...........  $ 8.56256    $ 9.84254       220,794
   01/01/2013 to 12/31/2013...........  $ 9.84254    $12.51408       227,485
   01/01/2014 to 12/31/2014...........  $12.51408    $13.18480       219,558

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.88726    $ 6.45716        85,741
   01/01/2009 to 12/31/2009...........  $ 6.45716    $ 9.70941       152,809
   01/01/2010 to 12/31/2010...........  $ 9.70941    $11.02414       123,355
   01/01/2011 to 12/31/2011...........  $11.02414    $10.62508       117,954
   01/01/2012 to 12/31/2012...........  $10.62508    $12.24799       112,648
   01/01/2013 to 12/31/2013...........  $12.24799    $17.29463       102,273
   01/01/2014 to 12/31/2014...........  $17.29463    $18.37052        96,503
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $16.49090    $ 8.98133        36,153
   01/01/2009 to 12/31/2009...........  $ 8.98133    $13.15053        51,255
   01/01/2010 to 12/31/2010...........  $13.15053    $15.52981        52,620
   01/01/2011 to 12/31/2011...........  $15.52981    $12.95425        54,604
   01/01/2012 to 12/31/2012...........  $12.95425    $13.15910        45,331
   01/01/2013 to 12/31/2013...........  $13.15910    $14.88539        33,264
   01/01/2014 to 12/31/2014...........  $14.88539    $13.37329        34,424
AST TEMPLETON GLOBAL BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.80186    $10.09452        53,563
   01/01/2009 to 12/31/2009...........  $10.09452    $11.09557        67,136
   01/01/2010 to 12/31/2010...........  $11.09557    $11.50292        60,985
   01/01/2011 to 12/31/2011...........  $11.50292    $11.74276        72,572
   01/01/2012 to 12/31/2012...........  $11.74276    $12.11361        66,688
   01/01/2013 to 12/31/2013...........  $12.11361    $11.43039        58,257
   01/01/2014 to 12/31/2014...........  $11.43039    $11.26871        49,991
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.04714    $ 6.88390       601,776
   01/01/2009 to 12/31/2009...........  $ 6.88390    $ 8.66769       690,320
   01/01/2010 to 12/31/2010...........  $ 8.66769    $ 9.74160       635,594
   01/01/2011 to 12/31/2011...........  $ 9.74160    $ 9.22075       597,446
   01/01/2012 to 12/31/2012...........  $ 9.22075    $10.03476       628,595
   01/01/2013 to 12/31/2013...........  $10.03476    $11.85510       616,561
   01/01/2014 to 12/31/2014...........  $11.85510    $12.26244       614,396
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.22951    $ 9.27033        23,162
   01/01/2009 to 12/31/2009...........  $ 9.27033    $10.14552       108,478
   01/01/2010 to 12/31/2010...........  $10.14552    $10.72220       115,585
   01/01/2011 to 12/31/2011...........  $10.72220    $11.14563       109,867
   01/01/2012 to 12/31/2012...........  $11.14563    $11.78482       126,306
   01/01/2013 to 12/31/2013...........  $11.78482    $11.38119       128,979
   01/01/2014 to 12/31/2014...........  $11.38119    $11.96112       141,441
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07802    $ 6.62871       307,539
   01/01/2009 to 12/31/2009...........  $ 6.62871    $ 8.45254       930,415
   01/01/2010 to 12/31/2010...........  $ 8.45254    $ 9.13538     1,007,771
   01/01/2011 to 12/31/2011...........  $ 9.13538    $ 8.80688       732,911
   01/01/2012 to 09/21/2012...........  $ 8.80688    $ 9.84396             0

* Denotes the start date of these sub-accounts

                               PREMIER B SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

   ACCUMULATION UNIT VALUES: LIFETIME FIVE INCOME BENEFIT, OR HIGHEST DAILY LIFETIME FIVE INCOME BENEFIT, AND COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT
 (2.25%) OR LIFETIME FIVE INCOME BENEFIT AND HIGHEST DAILY VALUE DEATH BENEFIT
                 (2.25%) OR HD GRO 60 BPS AND COMBO DB (2.25%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.38461    $10.94529     5,532,354
   01/01/2007 to 12/31/2007...........  $10.94529    $11.68877     9,731,970
   01/01/2008 to 12/31/2008...........  $11.68877    $ 7.79271     8,220,827
   01/01/2009 to 12/31/2009...........  $ 7.79271    $ 9.47766     7,744,445
   01/01/2010 to 12/31/2010...........  $ 9.47766    $10.37822     7,544,568
   01/01/2011 to 12/31/2011...........  $10.37822    $ 9.88032     6,843,878
   01/01/2012 to 12/31/2012...........  $ 9.88032    $10.87687     6,139,919
   01/01/2013 to 12/31/2013...........  $10.87687    $11.69852     5,753,215
   01/01/2014 to 12/31/2014...........  $11.69852    $11.87790     5,166,237
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14215    $10.61267       873,210
   01/01/2007 to 12/31/2007...........  $10.61267    $11.36459     2,362,014
   01/01/2008 to 12/31/2008...........  $11.36459    $ 7.80171     2,319,713
   01/01/2009 to 12/31/2009...........  $ 7.80171    $ 9.62915     2,200,107
   01/01/2010 to 12/31/2010...........  $ 9.62915    $10.70809     2,131,338
   01/01/2011 to 12/31/2011...........  $10.70809    $10.48454     2,058,340
   01/01/2012 to 12/31/2012...........  $10.48454    $11.65298     1,940,847
   01/01/2013 to 12/31/2013...........  $11.65298    $13.28346     1,866,714
   01/01/2014 to 12/31/2014...........  $13.28346    $13.78454     1,747,809
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.68420    $11.75492             0
   01/01/2007 to 12/31/2007...........  $11.75492    $11.48262             0
   01/01/2008 to 12/31/2008...........  $11.48262    $ 7.32789             0
   01/01/2009 to 12/31/2009...........  $ 7.32789    $ 8.44044             0
   01/01/2010 to 12/31/2010...........  $ 8.44044    $ 9.39776             0
   01/01/2011 to 12/31/2011...........  $ 9.39776    $ 9.51953             0
   01/01/2012 to 05/04/2012...........  $ 9.51953    $10.32353             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.33511    $10.83790     1,470,871
   01/01/2007 to 12/31/2007...........  $10.83790    $11.56011     2,588,286
   01/01/2008 to 12/31/2008...........  $11.56011    $ 8.06061     3,781,063
   01/01/2009 to 12/31/2009...........  $ 8.06061    $ 9.71989     5,689,327
   01/01/2010 to 12/31/2010...........  $ 9.71989    $10.67667     5,049,654
   01/01/2011 to 12/31/2011...........  $10.67667    $10.31523     4,565,268
   01/01/2012 to 12/31/2012...........  $10.31523    $11.34646     4,118,548
   01/01/2013 to 12/31/2013...........  $11.34646    $13.05510     3,855,143
   01/01/2014 to 12/31/2014...........  $13.05510    $13.60049     3,340,342
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99756    $ 9.13191     1,589,823
   01/01/2012 to 12/31/2012...........  $ 9.13191    $ 9.99296     1,398,698
   01/01/2013 to 12/31/2013...........  $ 9.99296    $10.83380     1,245,656
   01/01/2014 to 12/31/2014...........  $10.83380    $11.11408     1,115,972
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99817    $10.46009             0
   01/01/2014 to 12/31/2014...........  $10.46009    $10.59593        14,514

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2016
   05/01/2009* to 12/31/2009..........  $ 9.93817    $ 9.60041            0
   01/01/2010 to 12/31/2010...........  $ 9.60041    $10.38216            0
   01/01/2011 to 12/31/2011...........  $10.38216    $11.13290            0
   01/01/2012 to 12/31/2012...........  $11.13290    $11.34091            0
   01/01/2013 to 12/31/2013...........  $11.34091    $11.01490            0
   01/01/2014 to 12/31/2014...........  $11.01490    $10.82225            0
AST BOND PORTFOLIO 2018
   05/01/2009* to 12/31/2009..........  $ 9.92260    $ 9.66626            0
   01/01/2010 to 12/31/2010...........  $ 9.66626    $10.51104            0
   01/01/2011 to 12/31/2011...........  $10.51104    $11.67616            0
   01/01/2012 to 12/31/2012...........  $11.67616    $12.07152            0
   01/01/2013 to 12/31/2013...........  $12.07152    $11.43481            0
   01/01/2014 to 12/31/2014...........  $11.43481    $11.48095            0
AST BOND PORTFOLIO 2019
   05/01/2009* to 12/31/2009..........  $ 9.90537    $ 9.56715            0
   01/01/2010 to 12/31/2010...........  $ 9.56715    $10.41967            0
   01/01/2011 to 12/31/2011...........  $10.41967    $11.81852            0
   01/01/2012 to 12/31/2012...........  $11.81852    $12.23524            0
   01/01/2013 to 12/31/2013...........  $12.23524    $11.38790            0
   01/01/2014 to 12/31/2014...........  $11.38790    $11.61219            0
AST BOND PORTFOLIO 2020
   05/01/2009* to 12/31/2009..........  $ 9.88409    $ 9.24236            0
   01/01/2010 to 12/31/2010...........  $ 9.24236    $10.10963          676
   01/01/2011 to 12/31/2011...........  $10.10963    $11.73410            0
   01/01/2012 to 12/31/2012...........  $11.73410    $12.20077            0
   01/01/2013 to 12/31/2013...........  $12.20077    $11.15482            0
   01/01/2014 to 12/31/2014...........  $11.15482    $11.58131            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99756    $10.96344            0
   01/01/2011 to 12/31/2011...........  $10.96344    $12.89923        5,764
   01/01/2012 to 12/31/2012...........  $12.89923    $13.47203        4,087
   01/01/2013 to 12/31/2013...........  $13.47203    $12.25318            0
   01/01/2014 to 12/31/2014...........  $12.25318    $12.90403            0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99817    $11.97169            0
   01/01/2012 to 12/31/2012...........  $11.97169    $12.39242        3,035
   01/01/2013 to 12/31/2013...........  $12.39242    $10.93851            0
   01/01/2014 to 12/31/2014...........  $10.93851    $11.80707            0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99757    $10.35646            0
   01/01/2013 to 12/31/2013...........  $10.35646    $ 9.09549       17,033
   01/01/2014 to 12/31/2014...........  $ 9.09549    $10.01785        9,956
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........  $ 9.99878    $ 8.71387            0
   01/01/2014 to 12/31/2014...........  $ 8.71387    $ 9.76561            0
AST BOND PORTFOLIO 2025
   01/02/2014* to 12/31/2014..........  $ 9.99878    $11.25691            0
AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14494    $10.29281            0
   01/01/2010 to 12/31/2010...........  $10.29281    $11.44781          885
   01/01/2011 to 12/31/2011...........  $11.44781    $10.53872            0
   01/01/2012 to 12/31/2012...........  $10.53872    $11.67038            0
   01/01/2013 to 12/31/2013...........  $11.67038    $15.00093            0
   01/01/2014 to 12/31/2014...........  $15.00093    $16.17688            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.50360    $11.12115      6,561,306
   01/01/2007 to 12/31/2007...........  $11.12115    $11.93342     12,935,579
   01/01/2008 to 12/31/2008...........  $11.93342    $ 7.59294     11,371,205
   01/01/2009 to 12/31/2009...........  $ 7.59294    $ 9.30688     10,717,473
   01/01/2010 to 12/31/2010...........  $ 9.30688    $10.31961     10,433,364
   01/01/2011 to 12/31/2011...........  $10.31961    $ 9.84787      9,803,171
   01/01/2012 to 12/31/2012...........  $ 9.84787    $10.95243      9,098,455
   01/01/2013 to 12/31/2013...........  $10.95243    $13.14089      8,699,441
   01/01/2014 to 12/31/2014...........  $13.14089    $13.75064      8,097,018
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99817    $11.60723              0
   01/01/2014 to 12/31/2014...........  $11.60723    $12.89672              0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.09878    $15.99622              0
   01/01/2007 to 12/31/2007...........  $15.99622    $12.52355              0
   01/01/2008 to 12/31/2008...........  $12.52355    $ 7.95449              0
   01/01/2009 to 12/31/2009...........  $ 7.95449    $10.26325              0
   01/01/2010 to 12/31/2010...........  $10.26325    $12.91748              0
   01/01/2011 to 12/31/2011...........  $12.91748    $13.46633              0
   01/01/2012 to 12/31/2012...........  $13.46633    $15.19077              0
   01/01/2013 to 12/31/2013...........  $15.19077    $15.32188              0
   01/01/2014 to 12/31/2014...........  $15.32188    $19.61723              0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.20903    $11.69708              0
   01/01/2007 to 12/31/2007...........  $11.69708    $ 9.40579              0
   01/01/2008 to 07/18/2008...........  $ 9.40579    $ 8.59151              0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99817    $ 9.65239              0
   01/01/2014 to 12/31/2014...........  $ 9.65239    $ 9.92163         12,932
AST FI PYRAMIS QUANTITATIVE PORTFOLIO
FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04243    $10.53407        617,809
   01/01/2007 to 12/31/2007...........  $10.53407    $11.18251      1,767,825
   01/01/2008 to 12/31/2008...........  $11.18251    $ 7.16462      1,552,160
   01/01/2009 to 12/31/2009...........  $ 7.16462    $ 8.67826      1,491,611
   01/01/2010 to 12/31/2010...........  $ 8.67826    $ 9.70641      1,465,024
   01/01/2011 to 12/31/2011...........  $ 9.70641    $ 9.35035      1,359,077
   01/01/2012 to 12/31/2012...........  $ 9.35035    $10.11678      1,400,860
   01/01/2013 to 12/31/2013...........  $10.11678    $11.35451      1,364,211
   01/01/2014 to 12/31/2014...........  $11.35451    $11.45456      1,213,540
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10345    $ 7.47852         23,411
   01/01/2009 to 12/31/2009...........  $ 7.47852    $ 8.86670         25,943
   01/01/2010 to 12/31/2010...........  $ 8.86670    $ 9.82698         44,009
   01/01/2011 to 12/31/2011...........  $ 9.82698    $ 9.37344         17,618
   01/01/2012 to 12/31/2012...........  $ 9.37344    $10.41682         20,660
   01/01/2013 to 12/31/2013...........  $10.41682    $12.14611         34,023
   01/01/2014 to 12/31/2014...........  $12.14611    $12.55819         50,486
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99818    $ 7.45402         13,425
   01/01/2009 to 11/13/2009...........  $ 7.45402    $ 8.29630              0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99818    $10.70738         95,020
   01/01/2013 to 12/31/2013...........  $10.70738    $13.03450        141,745
   01/01/2014 to 12/31/2014...........  $13.03450    $13.15281        107,397

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99817    $10.77527       31,789
   01/01/2014 to 12/31/2014...........  $10.77527    $10.80786       49,562
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17485    $ 6.09790            0
   01/01/2009 to 12/31/2009...........  $ 6.09790    $ 8.05684            0
   01/01/2010 to 12/31/2010...........  $ 8.05684    $ 9.47128            0
   01/01/2011 to 12/31/2011...........  $ 9.47128    $ 8.79636            0
   01/01/2012 to 12/31/2012...........  $ 8.79636    $10.90830            0
   01/01/2013 to 12/31/2013...........  $10.90830    $11.13207            0
   01/01/2014 to 12/31/2014...........  $11.13207    $12.40303            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.20329    $11.51996            0
   01/01/2007 to 12/31/2007...........  $11.51996    $12.84145            0
   01/01/2008 to 12/31/2008...........  $12.84145    $ 7.50118            0
   01/01/2009 to 12/31/2009...........  $ 7.50118    $10.96011            0
   01/01/2010 to 12/31/2010...........  $10.96011    $11.82166            0
   01/01/2011 to 12/31/2011...........  $11.82166    $11.10435            0
   01/01/2012 to 12/31/2012...........  $11.10435    $13.00602            0
   01/01/2013 to 12/31/2013...........  $13.00602    $16.50274            0
   01/01/2014 to 02/07/2014...........  $16.50274    $16.22539            0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.61651    $11.71945            0
   01/01/2007 to 12/31/2007...........  $11.71945    $12.04791            0
   01/01/2008 to 12/31/2008...........  $12.04791    $ 6.98810            0
   01/01/2009 to 12/31/2009...........  $ 6.98810    $ 8.14575            0
   01/01/2010 to 12/31/2010...........  $ 8.14575    $ 8.99314            0
   01/01/2011 to 12/31/2011...........  $ 8.99314    $ 8.31011            0
   01/01/2012 to 12/31/2012...........  $ 8.31011    $ 9.72534            0
   01/01/2013 to 12/31/2013...........  $ 9.72534    $12.70180            0
   01/01/2014 to 12/31/2014...........  $12.70180    $14.05368            0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.08434    $10.94421            0
   01/01/2007 to 12/31/2007...........  $10.94421    $12.77287            0
   01/01/2008 to 12/31/2008...........  $12.77287    $ 7.39570            0
   01/01/2009 to 12/31/2009...........  $ 7.39570    $11.36264            0
   01/01/2010 to 12/31/2010...........  $11.36264    $13.31590            0
   01/01/2011 to 12/31/2011...........  $13.31590    $12.63558            0
   01/01/2012 to 12/31/2012...........  $12.63558    $14.78088            0
   01/01/2013 to 12/31/2013...........  $14.78088    $19.10921            0
   01/01/2014 to 12/31/2014...........  $19.10921    $20.84303            0
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08912    $ 7.58716       49,807
   01/01/2009 to 12/31/2009...........  $ 7.58716    $ 9.15528       81,519
   01/01/2010 to 12/31/2010...........  $ 9.15528    $ 9.99239       89,731
   01/01/2011 to 12/31/2011...........  $ 9.99239    $ 9.72331       81,041
   01/01/2012 to 12/31/2012...........  $ 9.72331    $10.47221      107,460
   01/01/2013 to 12/31/2013...........  $10.47221    $11.24773      114,444
   01/01/2014 to 12/31/2014...........  $11.24773    $11.44479      111,090
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03306    $ 7.61998            0
   01/01/2009 to 12/31/2009...........  $ 7.61998    $ 9.45304            0
   01/01/2010 to 12/31/2010...........  $ 9.45304    $11.71980            0
   01/01/2011 to 12/31/2011...........  $11.71980    $11.61152            0
   01/01/2012 to 12/31/2012...........  $11.61152    $13.13736            0
   01/01/2013 to 12/31/2013...........  $13.13736    $17.83518            0
   01/01/2014 to 12/31/2014...........  $17.83518    $18.69829            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HERNDON LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.50768    $12.69696            0
   01/01/2007 to 12/31/2007...........  $12.69696    $12.56242            0
   01/01/2008 to 12/31/2008...........  $12.56242    $ 7.70297            0
   01/01/2009 to 12/31/2009...........  $ 7.70297    $ 8.90897            0
   01/01/2010 to 12/31/2010...........  $ 8.90897    $ 9.79708            0
   01/01/2011 to 12/31/2011...........  $ 9.79708    $ 9.53469            0
   01/01/2012 to 12/31/2012...........  $ 9.53469    $10.57417            0
   01/01/2013 to 12/31/2013...........  $10.57417    $13.92281            0
   01/01/2014 to 12/31/2014...........  $13.92281    $13.82856            0
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.05733    $10.59002            0
   01/01/2007 to 12/31/2007...........  $10.59002    $10.61268            0
   01/01/2008 to 12/31/2008...........  $10.61268    $ 7.72782            0
   01/01/2009 to 12/31/2009...........  $ 7.72782    $10.24484            0
   01/01/2010 to 12/31/2010...........  $10.24484    $11.37212            0
   01/01/2011 to 12/31/2011...........  $11.37212    $11.47527            0
   01/01/2012 to 12/31/2012...........  $11.47527    $12.77941            0
   01/01/2013 to 12/31/2013...........  $12.77941    $13.39553            0
   01/01/2014 to 12/31/2014...........  $13.39553    $13.43582            0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99169    $10.56677            0
   01/01/2007 to 12/31/2007...........  $10.56677    $12.30178            0
   01/01/2008 to 12/31/2008...........  $12.30178    $ 5.98731            0
   01/01/2009 to 12/31/2009...........  $ 5.98731    $ 7.92187            0
   01/01/2010 to 12/31/2010...........  $ 7.92187    $ 8.87097            0
   01/01/2011 to 12/31/2011...........  $ 8.87097    $ 7.55472            0
   01/01/2012 to 12/31/2012...........  $ 7.55472    $ 8.89293            0
   01/01/2013 to 12/31/2013...........  $ 8.89293    $10.35465            0
   01/01/2014 to 12/31/2014...........  $10.35465    $ 9.56727            0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.00984    $10.82889            0
   01/01/2007 to 12/31/2007...........  $10.82889    $12.47484            0
   01/01/2008 to 12/31/2008...........  $12.47484    $ 6.83160            0
   01/01/2009 to 12/31/2009...........  $ 6.83160    $ 8.71894            0
   01/01/2010 to 12/31/2010...........  $ 8.71894    $ 9.47217            0
   01/01/2011 to 12/31/2011...........  $ 9.47217    $ 8.10141            0
   01/01/2012 to 12/31/2012...........  $ 8.10141    $ 9.24419            0
   01/01/2013 to 12/31/2013...........  $ 9.24419    $10.80070            0
   01/01/2014 to 12/31/2014...........  $10.80070    $ 9.85484            0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11164    $ 7.11287       42,503
   01/01/2009 to 12/31/2009...........  $ 7.11287    $ 8.81140       39,452
   01/01/2010 to 12/31/2010...........  $ 8.81140    $ 9.80827       37,937
   01/01/2011 to 12/31/2011...........  $ 9.80827    $ 9.53814       19,602
   01/01/2012 to 12/31/2012...........  $ 9.53814    $10.59496       55,493
   01/01/2013 to 12/31/2013...........  $10.59496    $12.04899       36,506
   01/01/2014 to 12/31/2014...........  $12.04899    $12.53374       34,526
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.07550    $12.73435            0
   01/01/2007 to 12/31/2007...........  $12.73435    $13.62815            0
   01/01/2008 to 12/31/2008...........  $13.62815    $ 7.81267            0
   01/01/2009 to 12/31/2009...........  $ 7.81267    $10.38229            0
   01/01/2010 to 12/31/2010...........  $10.38229    $10.88206            0
   01/01/2011 to 12/31/2011...........  $10.88206    $ 9.66899            0
   01/01/2012 to 12/31/2012...........  $ 9.66899    $11.52759            0
   01/01/2013 to 12/31/2013...........  $11.52759    $13.00571            0
   01/01/2014 to 12/31/2014...........  $13.00571    $11.90982            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.90941    $11.49327            0
   01/01/2007 to 12/31/2007...........  $11.49327    $11.45739      301,914
   01/01/2008 to 12/31/2008...........  $11.45739    $ 9.23119      349,586
   01/01/2009 to 12/31/2009...........  $ 9.23119    $11.01602      377,710
   01/01/2010 to 12/31/2010...........  $11.01602    $11.56220      376,904
   01/01/2011 to 12/31/2011...........  $11.56220    $11.33459      367,461
   01/01/2012 to 12/31/2012...........  $11.33459    $12.27304      545,336
   01/01/2013 to 12/31/2013...........  $12.27304    $13.32716      527,059
   01/01/2014 to 12/31/2014...........  $13.32716    $13.74406      446,654
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08356    $10.28302            0
   01/01/2010 to 12/31/2010...........  $10.28302    $11.19487            0
   01/01/2011 to 12/31/2011...........  $11.19487    $11.02146            0
   01/01/2012 to 12/31/2012...........  $11.02146    $12.41541            0
   01/01/2013 to 12/31/2013...........  $12.41541    $16.57359            0
   01/01/2014 to 12/31/2014...........  $16.57359    $17.74935            0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.04913    $12.17354            0
   01/01/2007 to 12/31/2007...........  $12.17354    $11.54866            0
   01/01/2008 to 12/31/2008...........  $11.54866    $ 6.60817            0
   01/01/2009 to 12/31/2009...........  $ 6.60817    $ 7.71877            0
   01/01/2010 to 12/31/2010...........  $ 7.71877    $ 8.54237            0
   01/01/2011 to 12/31/2011...........  $ 8.54237    $ 8.00512            0
   01/01/2012 to 12/31/2012...........  $ 8.00512    $ 9.15076            0
   01/01/2013 to 12/31/2013...........  $ 9.15076    $12.51678            0
   01/01/2014 to 12/31/2014...........  $12.51678    $13.92415            0
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.12177    $11.38185            0
   01/01/2007 to 12/31/2007...........  $11.38185    $12.79579            0
   01/01/2008 to 12/31/2008...........  $12.79579    $ 7.05018            0
   01/01/2009 to 12/31/2009...........  $ 7.05018    $ 8.94686            0
   01/01/2010 to 12/31/2010...........  $ 8.94686    $10.47834            0
   01/01/2011 to 12/31/2011...........  $10.47834    $10.15451            0
   01/01/2012 to 12/31/2012...........  $10.15451    $11.14880            0
   01/01/2013 to 12/31/2013...........  $11.14880    $14.89547            0
   01/01/2014 to 12/31/2014...........  $14.89547    $16.11043            0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.18232    $10.63464            0
   01/01/2007 to 12/31/2007...........  $10.63464    $11.03240            0
   01/01/2008 to 12/31/2008...........  $11.03240    $ 8.28063            0
   01/01/2009 to 12/31/2009...........  $ 8.28063    $10.90085            0
   01/01/2010 to 12/31/2010...........  $10.90085    $12.09106            0
   01/01/2011 to 12/31/2011...........  $12.09106    $13.02828            0
   01/01/2012 to 12/31/2012...........  $13.02828    $13.49666            0
   01/01/2013 to 12/31/2013...........  $13.49666    $12.93554            0
   01/01/2014 to 12/31/2014...........  $12.93554    $13.45913            0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.41248    $12.67817            0
   01/01/2007 to 12/31/2007...........  $12.67817    $13.56337            0
   01/01/2008 to 12/31/2008...........  $13.56337    $ 8.75586            0
   01/01/2009 to 12/31/2009...........  $ 8.75586    $11.26126            0
   01/01/2010 to 12/31/2010...........  $11.26126    $12.34035            0
   01/01/2011 to 12/31/2011...........  $12.34035    $11.69116            0
   01/01/2012 to 12/31/2012...........  $11.69116    $14.07213            0
   01/01/2013 to 12/31/2013...........  $14.07213    $17.56575            0
   01/01/2014 to 12/31/2014...........  $17.56575    $17.80286            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.02534    $11.48567         0
   01/01/2007 to 12/31/2007...........  $11.48567    $12.92858         0
   01/01/2008 to 12/31/2008...........  $12.92858    $ 8.05364         0
   01/01/2009 to 12/31/2009...........  $ 8.05364    $ 9.79086         0
   01/01/2010 to 12/31/2010...........  $ 9.79086    $10.79966         0
   01/01/2011 to 12/31/2011...........  $10.79966    $10.49959         0
   01/01/2012 to 12/31/2012...........  $10.49959    $12.02243         0
   01/01/2013 to 12/31/2013...........  $12.02243    $16.07390         0
   01/01/2014 to 12/31/2014...........  $16.07390    $17.08945         0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99818    $10.17554         0
   01/01/2013 to 12/31/2013...........  $10.17554    $13.38557         0
   01/01/2014 to 12/31/2014...........  $13.38557    $14.42863         0
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.02794    $11.51347         0
   01/01/2007 to 12/31/2007...........  $11.51347    $11.56862         0
   01/01/2008 to 12/31/2008...........  $11.56862    $ 7.00032         0
   01/01/2009 to 12/31/2009...........  $ 7.00032    $ 9.50836         0
   01/01/2010 to 12/31/2010...........  $ 9.50836    $11.49463         0
   01/01/2011 to 12/31/2011...........  $11.49463    $10.85406         0
   01/01/2012 to 12/31/2012...........  $10.85406    $12.56906         0
   01/01/2013 to 12/31/2013...........  $12.56906    $16.27725         0
   01/01/2014 to 12/31/2014...........  $16.27725    $18.30203         0
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99935    $10.17121         0
   01/01/2007 to 12/31/2007...........  $10.17121    $10.43398         0
   01/01/2008 to 12/31/2008...........  $10.43398    $10.46036         0
   01/01/2009 to 12/31/2009...........  $10.46036    $10.25552         0
   01/01/2010 to 12/31/2010...........  $10.25552    $10.03229         0
   01/01/2011 to 12/31/2011...........  $10.03229    $ 9.81415         0
   01/01/2012 to 12/31/2012...........  $ 9.81415    $ 9.59827         0
   01/01/2013 to 12/31/2013...........  $ 9.59827    $ 9.38716         0
   01/01/2014 to 12/31/2014...........  $ 9.38716    $ 9.18065         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.63310    $11.73524         0
   01/01/2007 to 12/31/2007...........  $11.73524    $11.83935         0
   01/01/2008 to 12/31/2008...........  $11.83935    $ 6.68549         0
   01/01/2009 to 12/31/2009...........  $ 6.68549    $ 9.19594         0
   01/01/2010 to 12/31/2010...........  $ 9.19594    $11.10141         0
   01/01/2011 to 12/31/2011...........  $11.10141    $10.58780         0
   01/01/2012 to 12/31/2012...........  $10.58780    $12.12804         0
   01/01/2013 to 12/31/2013...........  $12.12804    $16.84393         0
   01/01/2014 to 12/31/2014...........  $16.84393    $18.82076         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02808    $10.06097         0
   01/01/2012 to 12/31/2012...........  $10.06097    $10.31851         0
   01/01/2013 to 12/31/2013...........  $10.31851    $ 9.80546         0
   01/01/2014 to 12/31/2014...........  $ 9.80546    $10.08372         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.33643    $12.58620         0
   01/01/2007 to 12/31/2007...........  $12.58620    $15.04070         0
   01/01/2008 to 12/31/2008...........  $15.04070    $ 8.35729         0
   01/01/2009 to 12/31/2009...........  $ 8.35729    $10.60820         0
   01/01/2010 to 12/31/2010...........  $10.60820    $13.35009         0
   01/01/2011 to 12/31/2011...........  $13.35009    $13.27697         0
   01/01/2012 to 12/31/2012...........  $13.27697    $14.59214         0
   01/01/2013 to 12/31/2013...........  $14.59214    $18.92509         0
   01/01/2014 to 12/31/2014...........  $18.92509    $19.97808         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.47605    $10.81666             0
   01/01/2007 to 12/31/2007...........  $10.81666    $12.55697             0
   01/01/2008 to 12/31/2008...........  $12.55697    $ 7.05627             0
   01/01/2009 to 12/31/2009...........  $ 7.05627    $ 8.45808             0
   01/01/2010 to 12/31/2010...........  $ 8.45808    $ 9.94865             0
   01/01/2011 to 04/29/2011...........  $ 9.94865    $11.13856             0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99818    $10.28444             0
   01/01/2013 to 12/31/2013...........  $10.28444    $11.96070        18,289
   01/01/2014 to 12/31/2014...........  $11.96070    $12.29863        15,392
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10092    $ 5.55970             0
   01/01/2009 to 12/31/2009...........  $ 5.55970    $ 9.05407             0
   01/01/2010 to 12/31/2010...........  $ 9.05407    $10.82692             0
   01/01/2011 to 12/31/2011...........  $10.82692    $ 8.44241             0
   01/01/2012 to 12/31/2012...........  $ 8.44241    $ 9.73673             0
   01/01/2013 to 12/31/2013...........  $ 9.73673    $ 9.54367             0
   01/01/2014 to 12/31/2014...........  $ 9.54367    $ 8.89652             0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.01081    $10.16415             0
   01/01/2007 to 12/31/2007...........  $10.16415    $10.61523             0
   01/01/2008 to 12/31/2008...........  $10.61523    $10.49732             0
   01/01/2009 to 12/31/2009...........  $10.49732    $11.31653             0
   01/01/2010 to 12/31/2010...........  $11.31653    $11.49897             0
   01/01/2011 to 12/31/2011...........  $11.49897    $11.49917             0
   01/01/2012 to 12/31/2012...........  $11.49917    $11.77377             0
   01/01/2013 to 12/31/2013...........  $11.77377    $11.26437             0
   01/01/2014 to 12/31/2014...........  $11.26437    $11.00598             0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97082    $10.26474             0
   01/01/2007 to 12/31/2007...........  $10.26474    $10.87171             0
   01/01/2008 to 12/31/2008...........  $10.87171    $10.39223             0
   01/01/2009 to 12/31/2009...........  $10.39223    $11.84329         1,354
   01/01/2010 to 12/31/2010...........  $11.84329    $12.47663         1,353
   01/01/2011 to 12/31/2011...........  $12.47663    $12.59042             0
   01/01/2012 to 12/31/2012...........  $12.59042    $13.46070             0
   01/01/2013 to 12/31/2013...........  $13.46070    $12.92255             0
   01/01/2014 to 12/31/2014...........  $12.92255    $13.17297             0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.18649    $10.59390       497,956
   01/01/2007 to 12/31/2007...........  $10.59390    $11.26294     1,319,704
   01/01/2008 to 12/31/2008...........  $11.26294    $ 8.86866     1,865,612
   01/01/2009 to 12/31/2009...........  $ 8.86866    $10.41144     3,275,055
   01/01/2010 to 12/31/2010...........  $10.41144    $11.25882     2,956,420
   01/01/2011 to 12/31/2011...........  $11.25882    $11.12122     2,743,932
   01/01/2012 to 12/31/2012...........  $11.12122    $12.00437     2,824,903
   01/01/2013 to 12/31/2013...........  $12.00437    $12.82173     2,616,705
   01/01/2014 to 12/31/2014...........  $12.82173    $13.26380     2,326,101
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01809    $10.06089             0
   01/01/2012 to 12/31/2012...........  $10.06089    $10.53869             0
   01/01/2013 to 12/31/2013...........  $10.53869    $10.06837             0
   01/01/2014 to 12/31/2014...........  $10.06837    $10.44364             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.16209    $10.43578       731,245
   01/01/2007 to 12/31/2007...........  $10.43578    $11.37013     2,525,442
   01/01/2008 to 12/31/2008...........  $11.37013    $ 6.59282     2,355,256
   01/01/2009 to 12/31/2009...........  $ 6.59282    $ 8.12252     2,340,434
   01/01/2010 to 12/31/2010...........  $ 8.12252    $ 9.45472     2,557,617
   01/01/2011 to 12/31/2011...........  $ 9.45472    $ 8.67232     2,442,153
   01/01/2012 to 12/31/2012...........  $ 8.67232    $ 9.57690     2,190,385
   01/01/2013 to 12/31/2013...........  $ 9.57690    $10.96089     2,086,482
   01/01/2014 to 12/31/2014...........  $10.96089    $11.70562     1,964,518
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.61055    $11.40033             0
   01/01/2007 to 12/31/2007...........  $11.40033    $11.38033             0
   01/01/2008 to 12/31/2008...........  $11.38033    $ 6.82050             0
   01/01/2009 to 12/31/2009...........  $ 6.82050    $ 8.12604             0
   01/01/2010 to 12/31/2010...........  $ 8.12604    $ 9.14329             0
   01/01/2011 to 12/31/2011...........  $ 9.14329    $ 9.25157             0
   01/01/2012 to 12/31/2012...........  $ 9.25157    $10.74903             0
   01/01/2013 to 12/31/2013...........  $10.74903    $13.92157             0
   01/01/2014 to 12/31/2014...........  $13.92157    $15.95887             0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99817    $ 8.86648             0
   01/01/2012 to 12/31/2012...........  $ 8.86648    $ 9.81199             0
   01/01/2013 to 12/31/2013...........  $ 9.81199    $11.74541         3,084
   01/01/2014 to 12/31/2014...........  $11.74541    $12.23364         5,004
AST RCM WORLD TRENDS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08094    $ 7.31895        39,416
   01/01/2009 to 12/31/2009...........  $ 7.31895    $ 8.83205        63,218
   01/01/2010 to 12/31/2010...........  $ 8.83205    $ 9.66727        88,601
   01/01/2011 to 12/31/2011...........  $ 9.66727    $ 9.28309        95,967
   01/01/2012 to 12/31/2012...........  $ 9.28309    $10.01191       166,539
   01/01/2013 to 12/31/2013...........  $10.01191    $11.00969       163,451
   01/01/2014 to 12/31/2014...........  $11.00969    $11.32086       153,052
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09912    $ 6.67246        28,640
   01/01/2009 to 12/31/2009...........  $ 6.67246    $ 8.27770        58,285
   01/01/2010 to 12/31/2010...........  $ 8.27770    $ 9.25676        76,010
   01/01/2011 to 12/31/2011...........  $ 9.25676    $ 8.83709        96,013
   01/01/2012 to 12/31/2012...........  $ 8.83709    $10.01673        59,771
   01/01/2013 to 12/31/2013...........  $10.01673    $11.56557        64,728
   01/01/2014 to 12/31/2014...........  $11.56557    $11.92551        74,162
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.43974    $11.01325             0
   01/01/2007 to 12/31/2007...........  $11.01325    $11.73026        99,324
   01/01/2008 to 12/31/2008...........  $11.73026    $ 8.00838        94,965
   01/01/2009 to 12/31/2009...........  $ 8.00838    $ 9.97919       203,554
   01/01/2010 to 12/31/2010...........  $ 9.97919    $10.91252       281,952
   01/01/2011 to 12/31/2011...........  $10.91252    $10.31190       487,908
   01/01/2012 to 12/31/2012...........  $10.31190    $11.20774       388,499
   01/01/2013 to 12/31/2013...........  $11.20774    $12.53953       380,465
   01/01/2014 to 12/31/2014...........  $12.53953    $12.63590       347,029

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.14965    $12.04505             0
   01/01/2007 to 12/31/2007...........  $12.04505    $13.09925             0
   01/01/2008 to 12/31/2008...........  $13.09925    $ 7.16200             0
   01/01/2009 to 12/31/2009...........  $ 7.16200    $ 9.29215             0
   01/01/2010 to 12/31/2010...........  $ 9.29215    $12.04549             0
   01/01/2011 to 12/31/2011...........  $12.04549    $10.23600             0
   01/01/2012 to 12/31/2012...........  $10.23600    $12.01985             0
   01/01/2013 to 12/31/2013...........  $12.01985    $16.55303             0
   01/01/2014 to 12/31/2014...........  $16.55303    $16.98854             0
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90465    $ 9.87625             0
   01/01/2007 to 12/31/2007...........  $ 9.87625    $10.34839             0
   01/01/2008 to 12/31/2008...........  $10.34839    $ 6.57832             0
   01/01/2009 to 12/31/2009...........  $ 6.57832    $ 8.61513             0
   01/01/2010 to 12/31/2010...........  $ 8.61513    $11.49409             0
   01/01/2011 to 12/31/2011...........  $11.49409    $11.13148             0
   01/01/2012 to 12/31/2012...........  $11.13148    $12.21161             0
   01/01/2013 to 12/31/2013...........  $12.21161    $16.14369             0
   01/01/2014 to 12/31/2014...........  $16.14369    $16.39138             0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.92633    $12.44163             0
   01/01/2007 to 12/31/2007...........  $12.44163    $11.48395             0
   01/01/2008 to 12/31/2008...........  $11.48395    $ 7.89338             0
   01/01/2009 to 12/31/2009...........  $ 7.89338    $ 9.80392             0
   01/01/2010 to 12/31/2010...........  $ 9.80392    $12.08066             0
   01/01/2011 to 12/31/2011...........  $12.08066    $11.10904             0
   01/01/2012 to 12/31/2012...........  $11.10904    $12.83722             0
   01/01/2013 to 12/31/2013...........  $12.83722    $17.25050             0
   01/01/2014 to 12/31/2014...........  $17.25050    $17.75965             0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.67335    $11.33991        13,042
   01/01/2007 to 12/31/2007...........  $11.33991    $11.79020     1,168,970
   01/01/2008 to 12/31/2008...........  $11.79020    $ 8.53907       854,993
   01/01/2009 to 12/31/2009...........  $ 8.53907    $10.36705       868,302
   01/01/2010 to 12/31/2010...........  $10.36705    $11.30851       861,448
   01/01/2011 to 12/31/2011...........  $11.30851    $11.27944       828,168
   01/01/2012 to 12/31/2012...........  $11.27944    $12.51966       805,114
   01/01/2013 to 12/31/2013...........  $12.51966    $14.30533       864,271
   01/01/2014 to 12/31/2014...........  $14.30533    $14.81310       892,322
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.98800    $12.18054             0
   01/01/2007 to 12/31/2007...........  $12.18054    $11.48624             0
   01/01/2008 to 12/31/2008...........  $11.48624    $ 6.52810             0
   01/01/2009 to 12/31/2009...........  $ 6.52810    $ 7.90362             0
   01/01/2010 to 12/31/2010...........  $ 7.90362    $ 8.75354             0
   01/01/2011 to 12/31/2011...........  $ 8.75354    $ 8.42085             0
   01/01/2012 to 12/31/2012...........  $ 8.42085    $ 9.65593             0
   01/01/2013 to 12/31/2013...........  $ 9.65593    $12.24682             0
   01/01/2014 to 12/31/2014...........  $12.24682    $12.87171             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.93969    $10.42785            0
   01/01/2007 to 12/31/2007...........  $10.42785    $11.03694            0
   01/01/2008 to 12/31/2008...........  $11.03694    $ 6.41495            0
   01/01/2009 to 12/31/2009...........  $ 6.41495    $ 9.62234            0
   01/01/2010 to 12/31/2010...........  $ 9.62234    $10.89854            0
   01/01/2011 to 12/31/2011...........  $10.89854    $10.47838            0
   01/01/2012 to 12/31/2012...........  $10.47838    $12.04928            0
   01/01/2013 to 12/31/2013...........  $12.04928    $16.97245            0
   01/01/2014 to 12/31/2014...........  $16.97245    $17.98424            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.72060    $13.23998            0
   01/01/2007 to 12/31/2007...........  $13.23998    $18.19215            0
   01/01/2008 to 12/31/2008...........  $18.19215    $ 8.89797            0
   01/01/2009 to 12/31/2009...........  $ 8.89797    $12.99675            0
   01/01/2010 to 12/31/2010...........  $12.99675    $15.31064            0
   01/01/2011 to 12/31/2011...........  $15.31064    $12.74029            0
   01/01/2012 to 12/31/2012...........  $12.74029    $12.91003            0
   01/01/2013 to 12/31/2013...........  $12.91003    $14.56784            0
   01/01/2014 to 12/31/2014...........  $14.56784    $13.05591            0
AST TEMPLETON GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.51777    $ 9.77542            0
   01/01/2007 to 12/31/2007...........  $ 9.77542    $10.48123            0
   01/01/2008 to 12/31/2008...........  $10.48123    $10.00096            0
   01/01/2009 to 12/31/2009...........  $10.00096    $10.96586            0
   01/01/2010 to 12/31/2010...........  $10.96586    $11.34046            0
   01/01/2011 to 12/31/2011...........  $11.34046    $11.54872            0
   01/01/2012 to 12/31/2012...........  $11.54872    $11.88441            0
   01/01/2013 to 12/31/2013...........  $11.88441    $11.18657            0
   01/01/2014 to 12/31/2014...........  $11.18657    $11.00133            0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.62249    $11.30662            0
   01/01/2007 to 12/31/2007...........  $11.30662    $12.11353            0
   01/01/2008 to 12/31/2008...........  $12.11353    $ 6.83224            0
   01/01/2009 to 12/31/2009...........  $ 6.83224    $ 8.58160            0
   01/01/2010 to 12/31/2010...........  $ 8.58160    $ 9.62121            0
   01/01/2011 to 12/31/2011...........  $ 9.62121    $ 9.08459        2,223
   01/01/2012 to 12/31/2012...........  $ 9.08459    $ 9.86225        4,081
   01/01/2013 to 12/31/2013...........  $ 9.86225    $11.62287       59,005
   01/01/2014 to 12/31/2014...........  $11.62287    $11.99269       68,303
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99817    $ 9.97260            0
   01/01/2008 to 12/31/2008...........  $ 9.97260    $ 9.24479            0
   01/01/2009 to 12/31/2009...........  $ 9.24479    $10.09286            0
   01/01/2010 to 12/31/2010...........  $10.09286    $10.64051            0
   01/01/2011 to 12/31/2011...........  $10.64051    $11.03361            0
   01/01/2012 to 12/31/2012...........  $11.03361    $11.63787            0
   01/01/2013 to 12/31/2013...........  $11.63787    $11.21185            0
   01/01/2014 to 12/31/2014...........  $11.21185    $11.75439            0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07796    $ 6.61789       61,258
   01/01/2009 to 12/31/2009...........  $ 6.61789    $ 8.41819      104,719
   01/01/2010 to 12/31/2010...........  $ 8.41819    $ 9.07616      130,503
   01/01/2011 to 12/31/2011...........  $ 9.07616    $ 8.72845      149,496
   01/01/2012 to 09/21/2012...........  $ 8.72845    $ 9.73895            0

* Denotes the start date of these sub-accounts

                               PREMIER B SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: BENEFICIARY CONTINUATION OPTION - 1.00% SETTLEMENT
                                SERVICE CHARGE

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.08004    $10.91282      129,445
   01/01/2008 to 12/31/2008...........  $10.91282    $ 7.36563      142,405
   01/01/2009 to 12/31/2009...........  $ 7.36563    $ 9.06905       85,377
   01/01/2010 to 12/31/2010...........  $ 9.06905    $10.05357       99,862
   01/01/2011 to 12/31/2011...........  $10.05357    $ 9.68945      172,922
   01/01/2012 to 12/31/2012...........  $ 9.68945    $10.79903      187,764
   01/01/2013 to 12/31/2013...........  $10.79903    $11.75851      169,163
   01/01/2014 to 12/31/2014...........  $11.75851    $12.08662      230,801
AST ADVANCED STRATEGIES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07305    $10.83452            0
   01/01/2008 to 12/31/2008...........  $10.83452    $ 7.53017            0
   01/01/2009 to 12/31/2009...........  $ 7.53017    $ 9.40896            0
   01/01/2010 to 12/31/2010...........  $ 9.40896    $10.59254            0
   01/01/2011 to 12/31/2011...........  $10.59254    $10.49952       36,272
   01/01/2012 to 12/31/2012...........  $10.49952    $11.81435       79,091
   01/01/2013 to 12/31/2013...........  $11.81435    $13.63409      158,790
   01/01/2014 to 12/31/2014...........  $13.63409    $14.32368      180,239
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12345    $10.18301            0
   01/01/2008 to 12/31/2008...........  $10.18301    $ 6.57914            0
   01/01/2009 to 12/31/2009...........  $ 6.57914    $ 7.67177        3,699
   01/01/2010 to 12/31/2010...........  $ 7.67177    $ 8.64764        4,096
   01/01/2011 to 12/31/2011...........  $ 8.64764    $ 8.86776        4,581
   01/01/2012 to 05/04/2012...........  $ 8.86776    $ 9.65752            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07151    $10.86097        3,120
   01/01/2008 to 12/31/2008...........  $10.86097    $ 7.66698      166,425
   01/01/2009 to 12/31/2009...........  $ 7.66698    $ 9.35958      160,708
   01/01/2010 to 12/31/2010...........  $ 9.35958    $10.40804      226,307
   01/01/2011 to 12/31/2011...........  $10.40804    $10.17985      366,569
   01/01/2012 to 12/31/2012...........  $10.17985    $11.33645      524,542
   01/01/2013 to 12/31/2013...........  $11.33645    $13.20498      566,259
   01/01/2014 to 12/31/2014...........  $13.20498    $13.92690      843,587
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99918    $ 9.20827            0
   01/01/2012 to 12/31/2012...........  $ 9.20827    $10.20156            0
   01/01/2013 to 12/31/2013...........  $10.20156    $11.19672            0
   01/01/2014 to 12/31/2014...........  $11.19672    $11.62858            0
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99918    $10.54820            0
   01/01/2014 to 12/31/2014...........  $10.54820    $10.81738            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14595    $10.30944            0
   01/01/2010 to 12/31/2010...........  $10.30944    $11.60815          678
   01/01/2011 to 12/31/2011...........  $11.60815    $10.81845        1,493
   01/01/2012 to 12/31/2012...........  $10.81845    $12.12874        1,675
   01/01/2013 to 12/31/2013...........  $12.12874    $15.78294        5,326
   01/01/2014 to 12/31/2014...........  $15.78294    $17.23085        6,482
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09687    $11.01224       40,327
   01/01/2008 to 12/31/2008...........  $11.01224    $ 7.09376       47,327
   01/01/2009 to 12/31/2009...........  $ 7.09376    $ 8.80257       75,060
   01/01/2010 to 12/31/2010...........  $ 8.80257    $ 9.88109       85,112
   01/01/2011 to 12/31/2011...........  $ 9.88109    $ 9.54594      115,629
   01/01/2012 to 12/31/2012...........  $ 9.54594    $10.74833       85,759
   01/01/2013 to 12/31/2013...........  $10.74833    $13.05551      147,135
   01/01/2014 to 12/31/2014...........  $13.05551    $13.83039      261,580
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99918    $11.72984            0
   01/01/2014 to 12/31/2014...........  $11.72984    $13.19431            0
AST COHEN & STEERS REALTY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10286    $ 7.81223        2,528
   01/01/2008 to 12/31/2008...........  $ 7.81223    $ 5.02371        2,463
   01/01/2009 to 12/31/2009...........  $ 5.02371    $ 6.56219        2,370
   01/01/2010 to 12/31/2010...........  $ 6.56219    $ 8.36127        3,255
   01/01/2011 to 12/31/2011...........  $ 8.36127    $ 8.82419        4,845
   01/01/2012 to 12/31/2012...........  $ 8.82419    $10.07765       33,808
   01/01/2013 to 12/31/2013...........  $10.07765    $10.29050       28,693
   01/01/2014 to 12/31/2014...........  $10.29050    $13.33818       33,765
AST DEAM SMALL-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09789    $ 8.33201            0
   01/01/2008 to 07/18/2008...........  $ 8.33201    $ 7.66199            0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99918    $ 9.73366            0
   01/01/2014 to 12/31/2014...........  $ 9.73366    $10.12900            0
AST FI PYRAMIS QUANTITATIVE PORTFOLIO
FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07381    $10.77036        7,255
   01/01/2008 to 12/31/2008...........  $10.77036    $ 6.98618       42,388
   01/01/2009 to 12/31/2009...........  $ 6.98618    $ 8.56682       35,985
   01/01/2010 to 12/31/2010...........  $ 8.56682    $ 9.70021       34,782
   01/01/2011 to 12/31/2011...........  $ 9.70021    $ 9.45972       70,843
   01/01/2012 to 12/31/2012...........  $ 9.45972    $10.36217      125,844
   01/01/2013 to 12/31/2013...........  $10.36217    $11.77393      141,532
   01/01/2014 to 12/31/2014...........  $11.77393    $12.02477      146,745
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10379    $ 7.54057            0
   01/01/2009 to 12/31/2009...........  $ 7.54057    $ 9.05097            0
   01/01/2010 to 12/31/2010...........  $ 9.05097    $10.15522            0
   01/01/2011 to 12/31/2011...........  $10.15522    $ 9.80622       17,951
   01/01/2012 to 12/31/2012...........  $ 9.80622    $11.03284       39,447
   01/01/2013 to 12/31/2013...........  $11.03284    $13.02361       48,832
   01/01/2014 to 12/31/2014...........  $13.02361    $13.63207       78,552
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99918    $ 7.49594        5,059
   01/01/2009 to 11/13/2009...........  $ 7.49594    $ 8.43273            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99918    $10.79695       47,791
   01/01/2013 to 12/31/2013...........  $10.79695    $13.30615       44,057
   01/01/2014 to 12/31/2014...........  $13.30615    $13.59311       39,882
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99918    $10.86599            0
   01/01/2014 to 12/31/2014...........  $10.86599    $11.03376            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17586    $ 6.13224            0
   01/01/2009 to 12/31/2009...........  $ 6.13224    $ 8.20276          146
   01/01/2010 to 12/31/2010...........  $ 8.20276    $ 9.76197          137
   01/01/2011 to 12/31/2011...........  $ 9.76197    $ 9.17833          541
   01/01/2012 to 12/31/2012...........  $ 9.17833    $11.52315        1,910
   01/01/2013 to 12/31/2013...........  $11.52315    $11.90508        5,835
   01/01/2014 to 12/31/2014...........  $11.90508    $13.42844        9,633
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09100    $11.53628        4,723
   01/01/2008 to 12/31/2008...........  $11.53628    $ 6.82244        4,600
   01/01/2009 to 12/31/2009...........  $ 6.82244    $10.09167        4,428
   01/01/2010 to 12/31/2010...........  $10.09167    $11.01965        5,277
   01/01/2011 to 12/31/2011...........  $11.01965    $10.47885        6,194
   01/01/2012 to 12/31/2012...........  $10.47885    $12.42563       13,645
   01/01/2013 to 12/31/2013...........  $12.42563    $15.96125       24,620
   01/01/2014 to 02/07/2014...........  $15.96125    $15.71317            0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11632    $10.62005            0
   01/01/2008 to 12/31/2008...........  $10.62005    $ 6.23634            0
   01/01/2009 to 12/31/2009...........  $ 6.23634    $ 7.35950        6,458
   01/01/2010 to 12/31/2010...........  $ 7.35950    $ 8.22556        5,948
   01/01/2011 to 12/31/2011...........  $ 8.22556    $ 7.69478        7,670
   01/01/2012 to 12/31/2012...........  $ 7.69478    $ 9.11684       17,500
   01/01/2013 to 12/31/2013...........  $ 9.11684    $12.05440       27,352
   01/01/2014 to 12/31/2014...........  $12.05440    $13.50241       43,345
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09800    $11.48986        1,492
   01/01/2008 to 12/31/2008...........  $11.48986    $ 6.73541            0
   01/01/2009 to 12/31/2009...........  $ 6.73541    $10.47635          231
   01/01/2010 to 12/31/2010...........  $10.47635    $12.42903          782
   01/01/2011 to 12/31/2011...........  $12.42903    $11.93976        1,490
   01/01/2012 to 12/31/2012...........  $11.93976    $14.14015       10,307
   01/01/2013 to 12/31/2013...........  $14.14015    $18.50694       16,778
   01/01/2014 to 12/31/2014...........  $18.50694    $20.43596       21,586
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08946    $ 7.64998          744
   01/01/2009 to 12/31/2009...........  $ 7.64998    $ 9.34543        2,369
   01/01/2010 to 12/31/2010...........  $ 9.34543    $10.32606        7,551
   01/01/2011 to 12/31/2011...........  $10.32606    $10.17206       13,151
   01/01/2012 to 12/31/2012...........  $10.17206    $11.09154       67,208
   01/01/2013 to 12/31/2013...........  $11.09154    $12.06017       27,028
   01/01/2014 to 12/31/2014...........  $12.06017    $12.42331       62,516
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03407    $ 7.66279          431
   01/01/2009 to 12/31/2009...........  $ 7.66279    $ 9.62383          517
   01/01/2010 to 12/31/2010...........  $ 9.62383    $12.07909        1,114
   01/01/2011 to 12/31/2011...........  $12.07909    $12.11532        1,906
   01/01/2012 to 12/31/2012...........  $12.11532    $13.87726        4,328
   01/01/2013 to 12/31/2013...........  $13.87726    $19.07270       10,593
   01/01/2014 to 12/31/2014...........  $19.07270    $20.24314       14,911

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HERNDON LARGE-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11154    $10.19617        2,976
   01/01/2008 to 12/31/2008...........  $10.19617    $ 6.32963            0
   01/01/2009 to 12/31/2009...........  $ 6.32963    $ 7.41124            0
   01/01/2010 to 12/31/2010...........  $ 7.41124    $ 8.25078            0
   01/01/2011 to 12/31/2011...........  $ 8.25078    $ 8.12903        4,250
   01/01/2012 to 12/31/2012...........  $ 8.12903    $ 9.12709       14,114
   01/01/2013 to 12/31/2013...........  $ 9.12709    $12.16608       25,451
   01/01/2014 to 12/31/2014...........  $12.16608    $12.23327       30,161
AST HIGH YIELD PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.99918    $ 9.96607            0
   01/01/2008 to 12/31/2008...........  $ 9.96607    $ 7.34697            0
   01/01/2009 to 12/31/2009...........  $ 7.34697    $ 9.86035        3,032
   01/01/2010 to 12/31/2010...........  $ 9.86035    $11.08074       18,004
   01/01/2011 to 12/31/2011...........  $11.08074    $11.31919       24,364
   01/01/2012 to 12/31/2012...........  $11.31919    $12.76194       53,227
   01/01/2013 to 12/31/2013...........  $12.76194    $13.54280       47,007
   01/01/2014 to 12/31/2014...........  $13.54280    $13.75166       62,152
AST INTERNATIONAL GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.15948    $12.05201            0
   01/01/2008 to 12/31/2008...........  $12.05201    $ 5.93863            0
   01/01/2009 to 12/31/2009...........  $ 5.93863    $ 7.95483          448
   01/01/2010 to 12/31/2010...........  $ 7.95483    $ 9.01789          458
   01/01/2011 to 12/31/2011...........  $ 9.01789    $ 7.77483          437
   01/01/2012 to 12/31/2012...........  $ 7.77483    $ 9.26557        8,321
   01/01/2013 to 12/31/2013...........  $ 9.26557    $10.92201       15,690
   01/01/2014 to 12/31/2014...........  $10.92201    $10.21646       15,533
AST INTERNATIONAL VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12617    $11.65068            0
   01/01/2008 to 12/31/2008...........  $11.65068    $ 6.45950            0
   01/01/2009 to 12/31/2009...........  $ 6.45950    $ 8.34615            0
   01/01/2010 to 12/31/2010...........  $ 8.34615    $ 9.17929          607
   01/01/2011 to 12/31/2011...........  $ 9.17929    $ 7.94794        1,773
   01/01/2012 to 12/31/2012...........  $ 7.94794    $ 9.18156        3,131
   01/01/2013 to 12/31/2013...........  $ 9.18156    $10.86035        7,431
   01/01/2014 to 12/31/2014...........  $10.86035    $10.03208        9,404
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11197    $ 7.17178            0
   01/01/2009 to 12/31/2009...........  $ 7.17178    $ 8.99427            0
   01/01/2010 to 12/31/2010...........  $ 8.99427    $10.13569            0
   01/01/2011 to 12/31/2011...........  $10.13569    $ 9.97825        1,208
   01/01/2012 to 12/31/2012...........  $ 9.97825    $11.22134       27,647
   01/01/2013 to 12/31/2013...........  $11.22134    $12.91910       27,963
   01/01/2014 to 12/31/2014...........  $12.91910    $13.60521       34,332
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.14435    $10.97941        2,000
   01/01/2008 to 12/31/2008...........  $10.97941    $ 6.37232        7,415
   01/01/2009 to 12/31/2009...........  $ 6.37232    $ 8.57302       10,158
   01/01/2010 to 12/31/2010...........  $ 8.57302    $ 9.09678       10,379
   01/01/2011 to 12/31/2011...........  $ 9.09678    $ 8.18270       11,011
   01/01/2012 to 12/31/2012...........  $ 8.18270    $ 9.87658       14,182
   01/01/2013 to 12/31/2013...........  $ 9.87658    $11.28094       28,745
   01/01/2014 to 12/31/2014...........  $11.28094    $10.45830       71,525

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.08054    $10.17383            0
   01/01/2008 to 12/31/2008...........  $10.17383    $ 8.29858       10,258
   01/01/2009 to 12/31/2009...........  $ 8.29858    $10.02568       41,174
   01/01/2010 to 12/31/2010...........  $10.02568    $10.65289       41,076
   01/01/2011 to 12/31/2011...........  $10.65289    $10.57215       44,156
   01/01/2012 to 12/31/2012...........  $10.57215    $11.58947       68,595
   01/01/2013 to 12/31/2013...........  $11.58947    $12.74066       67,156
   01/01/2014 to 12/31/2014...........  $12.74066    $13.30181       88,614
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08457    $10.29963            0
   01/01/2010 to 12/31/2010...........  $10.29963    $11.35164            0
   01/01/2011 to 12/31/2011...........  $11.35164    $11.31377            0
   01/01/2012 to 12/31/2012...........  $11.31377    $12.90295          518
   01/01/2013 to 12/31/2013...........  $12.90295    $17.43738        5,435
   01/01/2014 to 12/31/2014...........  $17.43738    $18.90555        8,490
AST LARGE-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11587    $ 9.84473            0
   01/01/2008 to 12/31/2008...........  $ 9.84473    $ 5.70314            0
   01/01/2009 to 12/31/2009...........  $ 5.70314    $ 6.74404            0
   01/01/2010 to 12/31/2010...........  $ 6.74404    $ 7.55590          197
   01/01/2011 to 12/31/2011...........  $ 7.55590    $ 7.16817        1,094
   01/01/2012 to 12/31/2012...........  $ 7.16817    $ 8.29561       14,852
   01/01/2013 to 12/31/2013...........  $ 8.29561    $11.48738       31,898
   01/01/2014 to 12/31/2014...........  $11.48738    $12.93708       42,358
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.13199    $11.47337        2,345
   01/01/2008 to 12/31/2008...........  $11.47337    $ 6.40005            0
   01/01/2009 to 12/31/2009...........  $ 6.40005    $ 8.22241        6,687
   01/01/2010 to 12/31/2010...........  $ 8.22241    $ 9.74903        6,413
   01/01/2011 to 12/31/2011...........  $ 9.74903    $ 9.56442        5,154
   01/01/2012 to 12/31/2012...........  $ 9.56442    $10.63120       48,310
   01/01/2013 to 12/31/2013...........  $10.63120    $14.37959       35,153
   01/01/2014 to 12/31/2014...........  $14.37959    $15.74482       73,599
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.02439    $10.32185            0
   01/01/2008 to 12/31/2008...........  $10.32185    $ 7.84324            0
   01/01/2009 to 12/31/2009...........  $ 7.84324    $10.45274        5,287
   01/01/2010 to 12/31/2010...........  $10.45274    $11.73757        4,794
   01/01/2011 to 12/31/2011...........  $11.73757    $12.80336        8,496
   01/01/2012 to 12/31/2012...........  $12.80336    $13.42818       77,961
   01/01/2013 to 12/31/2013...........  $13.42818    $13.02931       83,091
   01/01/2014 to 12/31/2014...........  $13.02931    $13.72449       85,991
AST MFS GLOBAL EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11667    $10.95164            0
   01/01/2008 to 12/31/2008...........  $10.95164    $ 7.15759        1,243
   01/01/2009 to 12/31/2009...........  $ 7.15759    $ 9.31966       15,605
   01/01/2010 to 12/31/2010...........  $ 9.31966    $10.33903       12,339
   01/01/2011 to 12/31/2011...........  $10.33903    $ 9.91614       18,473
   01/01/2012 to 12/31/2012...........  $ 9.91614    $12.08368       28,565
   01/01/2013 to 12/31/2013...........  $12.08368    $15.27018       35,474
   01/01/2014 to 12/31/2014...........  $15.27018    $15.66783       48,968

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10694    $11.59267            0
   01/01/2008 to 12/31/2008...........  $11.59267    $ 7.31108          440
   01/01/2009 to 12/31/2009...........  $ 7.31108    $ 8.99798        3,010
   01/01/2010 to 12/31/2010...........  $ 8.99798    $10.04775        2,559
   01/01/2011 to 12/31/2011...........  $10.04775    $ 9.88927        3,386
   01/01/2012 to 12/31/2012...........  $ 9.88927    $11.46400        5,224
   01/01/2013 to 12/31/2013...........  $11.46400    $15.51686       16,702
   01/01/2014 to 12/31/2014...........  $15.51686    $16.70138       32,940
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99918    $10.22213            0
   01/01/2013 to 12/31/2013...........  $10.22213    $13.61300            0
   01/01/2014 to 12/31/2014...........  $13.61300    $14.85534            0
AST MID-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10574    $10.11084            0
   01/01/2008 to 12/31/2008...........  $10.11084    $ 6.19415            0
   01/01/2009 to 12/31/2009...........  $ 6.19415    $ 8.51751            0
   01/01/2010 to 12/31/2010...........  $ 8.51751    $10.42410            0
   01/01/2011 to 12/31/2011...........  $10.42410    $ 9.96483          972
   01/01/2012 to 12/31/2012...........  $ 9.96483    $11.68256        7,983
   01/01/2013 to 12/31/2013...........  $11.68256    $15.31633        5,233
   01/01/2014 to 12/31/2014...........  $15.31633    $17.43481        8,434
AST MONEY MARKET PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.00052    $10.29973            0
   01/01/2008 to 12/31/2008...........  $10.29973    $10.45357       10,390
   01/01/2009 to 12/31/2009...........  $10.45357    $10.37528        8,118
   01/01/2010 to 12/31/2010...........  $10.37528    $10.27485       23,603
   01/01/2011 to 12/31/2011...........  $10.27485    $10.17598       28,226
   01/01/2012 to 12/31/2012...........  $10.17598    $10.07626      137,020
   01/01/2013 to 12/31/2013...........  $10.07626    $ 9.97714      122,291
   01/01/2014 to 12/31/2014...........  $ 9.97714    $ 9.87852      250,708
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.13369    $10.25701        2,202
   01/01/2008 to 12/31/2008...........  $10.25701    $ 5.86395        1,930
   01/01/2009 to 12/31/2009...........  $ 5.86395    $ 8.16575       10,813
   01/01/2010 to 12/31/2010...........  $ 8.16575    $ 9.97960       10,171
   01/01/2011 to 12/31/2011...........  $ 9.97960    $ 9.63540       10,393
   01/01/2012 to 12/31/2012...........  $ 9.63540    $11.17393       15,841
   01/01/2013 to 12/31/2013...........  $11.17393    $15.71072       36,628
   01/01/2014 to 12/31/2014...........  $15.71072    $17.77178       44,348
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11565    $11.82260            0
   01/01/2008 to 12/31/2008...........  $11.82260    $ 6.65075            0
   01/01/2009 to 12/31/2009...........  $ 6.65075    $ 8.54648            0
   01/01/2010 to 12/31/2010...........  $ 8.54648    $10.88845            0
   01/01/2011 to 12/31/2011...........  $10.88845    $10.96268          424
   01/01/2012 to 12/31/2012...........  $10.96268    $12.19821       16,652
   01/01/2013 to 12/31/2013...........  $12.19821    $16.01598       17,613
   01/01/2014 to 12/31/2014...........  $16.01598    $17.11635       24,756
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12073    $11.75209            0
   01/01/2008 to 12/31/2008...........  $11.75209    $ 6.68601            0
   01/01/2009 to 12/31/2009...........  $ 6.68601    $ 8.11354          149
   01/01/2010 to 12/31/2010...........  $ 8.11354    $ 9.66127          139
   01/01/2011 to 04/29/2011...........  $ 9.66127    $10.86028            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99918    $10.37057       16,117
   01/01/2013 to 12/31/2013...........  $10.37057    $12.20998        8,126
   01/01/2014 to 12/31/2014...........  $12.20998    $12.71038       13,083

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10192    $ 5.59093            0
   01/01/2009 to 12/31/2009...........  $ 5.59093    $ 9.21761          129
   01/01/2010 to 12/31/2010...........  $ 9.21761    $11.15868          125
   01/01/2011 to 12/31/2011...........  $11.15868    $ 8.80869        2,616
   01/01/2012 to 12/31/2012...........  $ 8.80869    $10.28504        3,295
   01/01/2013 to 12/31/2013...........  $10.28504    $10.20593       18,822
   01/01/2014 to 12/31/2014...........  $10.20593    $ 9.63174       22,153
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.99034    $10.47408        6,233
   01/01/2008 to 12/31/2008...........  $10.47408    $10.48603        6,071
   01/01/2009 to 12/31/2009...........  $10.48603    $11.44430       46,373
   01/01/2010 to 12/31/2010...........  $11.44430    $11.77276       96,945
   01/01/2011 to 12/31/2011...........  $11.77276    $11.91843      101,716
   01/01/2012 to 12/31/2012...........  $11.91843    $12.35443       57,567
   01/01/2013 to 12/31/2013...........  $12.35443    $11.96593       61,513
   01/01/2014 to 12/31/2014...........  $11.96593    $11.83586       56,087
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.99058    $10.56075            0
   01/01/2008 to 12/31/2008...........  $10.56075    $10.21988        1,836
   01/01/2009 to 12/31/2009...........  $10.21988    $11.79093       23,401
   01/01/2010 to 12/31/2010...........  $11.79093    $12.57524       35,839
   01/01/2011 to 12/31/2011...........  $12.57524    $12.84647       42,310
   01/01/2012 to 12/31/2012...........  $12.84647    $13.90489      141,041
   01/01/2013 to 12/31/2013...........  $13.90489    $13.51422      157,940
   01/01/2014 to 12/31/2014...........  $13.51422    $13.94662      156,494
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.04514    $10.75670            0
   01/01/2008 to 12/31/2008...........  $10.75670    $ 8.57497       34,793
   01/01/2009 to 12/31/2009...........  $ 8.57497    $10.19125       87,454
   01/01/2010 to 12/31/2010...........  $10.19125    $11.15697      108,923
   01/01/2011 to 12/31/2011...........  $11.15697    $11.15675      207,615
   01/01/2012 to 12/31/2012...........  $11.15675    $12.19226      449,309
   01/01/2013 to 12/31/2013...........  $12.19226    $13.18351      433,397
   01/01/2014 to 12/31/2014...........  $13.18351    $13.80684      626,045
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10404    $11.19117          469
   01/01/2008 to 12/31/2008...........  $11.19117    $ 6.56949          393
   01/01/2009 to 12/31/2009...........  $ 6.56949    $ 8.19394       29,491
   01/01/2010 to 12/31/2010...........  $ 8.19394    $ 9.65573       34,201
   01/01/2011 to 12/31/2011...........  $ 9.65573    $ 8.96603       49,820
   01/01/2012 to 12/31/2012...........  $ 8.96603    $10.02421       61,112
   01/01/2013 to 12/31/2013...........  $10.02421    $11.61472       94,352
   01/01/2014 to 12/31/2014...........  $11.61472    $12.55744      195,413
AST QMA US EQUITY ALPHA PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11188    $10.37151            0
   01/01/2008 to 12/31/2008...........  $10.37151    $ 6.29304            0
   01/01/2009 to 12/31/2009...........  $ 6.29304    $ 7.59041            0
   01/01/2010 to 12/31/2010...........  $ 7.59041    $ 8.64622            0
   01/01/2011 to 12/31/2011...........  $ 8.64622    $ 8.85664          491
   01/01/2012 to 12/31/2012...........  $ 8.85664    $10.41779        1,912
   01/01/2013 to 12/31/2013...........  $10.41779    $13.65949        8,717
   01/01/2014 to 12/31/2014...........  $13.65949    $15.85219       20,322
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99918    $ 8.93992            0
   01/01/2012 to 12/31/2012...........  $ 8.93992    $10.01604       21,087
   01/01/2013 to 12/31/2013...........  $10.01604    $12.13798       25,309
   01/01/2014 to 12/31/2014...........  $12.13798    $12.79898       15,325

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST RCM WORLD TRENDS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08128    $ 7.37971            0
   01/01/2009 to 12/31/2009...........  $ 7.37971    $ 9.01552            0
   01/01/2010 to 12/31/2010...........  $ 9.01552    $ 9.99007            0
   01/01/2011 to 12/31/2011...........  $ 9.99007    $ 9.71160        5,942
   01/01/2012 to 12/31/2012...........  $ 9.71160    $10.60403       50,477
   01/01/2013 to 12/31/2013...........  $10.60403    $11.80510       62,149
   01/01/2014 to 12/31/2014...........  $11.80510    $12.28896       69,809
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09946    $ 6.72784            0
   01/01/2009 to 12/31/2009...........  $ 6.72784    $ 8.44981            0
   01/01/2010 to 12/31/2010...........  $ 8.44981    $ 9.56609            0
   01/01/2011 to 12/31/2011...........  $ 9.56609    $ 9.24529       24,558
   01/01/2012 to 12/31/2012...........  $ 9.24529    $10.60940       48,336
   01/01/2013 to 12/31/2013...........  $10.60940    $12.40140       76,556
   01/01/2014 to 12/31/2014...........  $12.40140    $12.94564      113,063
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07291    $10.87140        1,400
   01/01/2008 to 12/31/2008...........  $10.87140    $ 7.51399        1,359
   01/01/2009 to 12/31/2009...........  $ 7.51399    $ 9.47895        9,547
   01/01/2010 to 12/31/2010...........  $ 9.47895    $10.49368       18,919
   01/01/2011 to 12/31/2011...........  $10.49368    $10.03860       22,204
   01/01/2012 to 12/31/2012...........  $10.03860    $11.04609       46,234
   01/01/2013 to 12/31/2013...........  $11.04609    $12.51162       60,754
   01/01/2014 to 12/31/2014...........  $12.51162    $12.76388       78,261
AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10254    $10.91958            0
   01/01/2008 to 12/31/2008...........  $10.91958    $ 6.04442            0
   01/01/2009 to 12/31/2009...........  $ 6.04442    $ 7.93932        3,166
   01/01/2010 to 12/31/2010...........  $ 7.93932    $10.41905        2,949
   01/01/2011 to 12/31/2011...........  $10.41905    $ 8.96343        2,264
   01/01/2012 to 12/31/2012...........  $ 8.96343    $10.65604        9,161
   01/01/2013 to 12/31/2013...........  $10.65604    $14.85632       15,705
   01/01/2014 to 12/31/2014...........  $14.85632    $15.43593       19,852
AST SMALL-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09716    $10.46802            0
   01/01/2008 to 12/31/2008...........  $10.46802    $ 6.73693            0
   01/01/2009 to 12/31/2009...........  $ 6.73693    $ 8.93194            0
   01/01/2010 to 12/31/2010...........  $ 8.93194    $12.06406            0
   01/01/2011 to 12/31/2011...........  $12.06406    $11.82778          819
   01/01/2012 to 12/31/2012...........  $11.82778    $13.13644        5,376
   01/01/2013 to 12/31/2013...........  $13.13644    $17.58113       12,287
   01/01/2014 to 12/31/2014...........  $17.58113    $18.07191       13,769
AST SMALL-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11095    $ 9.43656        1,552
   01/01/2008 to 12/31/2008...........  $ 9.43656    $ 6.56669            0
   01/01/2009 to 12/31/2009...........  $ 6.56669    $ 8.25723            0
   01/01/2010 to 12/31/2010...........  $ 8.25723    $10.30053            0
   01/01/2011 to 12/31/2011...........  $10.30053    $ 9.58913          680
   01/01/2012 to 12/31/2012...........  $ 9.58913    $11.21832        7,416
   01/01/2013 to 12/31/2013...........  $11.21832    $15.26149       17,249
   01/01/2014 to 12/31/2014...........  $15.26149    $15.90635       18,760

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.06740    $10.57860          492
   01/01/2008 to 12/31/2008...........  $10.57860    $ 7.75653       39,334
   01/01/2009 to 12/31/2009...........  $ 7.75653    $ 9.53361       42,393
   01/01/2010 to 12/31/2010...........  $ 9.53361    $10.52807       33,991
   01/01/2011 to 12/31/2011...........  $10.52807    $10.63067       60,944
   01/01/2012 to 12/31/2012...........  $10.63067    $11.94592      170,982
   01/01/2013 to 12/31/2013...........  $11.94592    $13.81861      463,674
   01/01/2014 to 12/31/2014...........  $13.81861    $14.48626      626,426
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11700    $ 9.82815        5,487
   01/01/2008 to 12/31/2008...........  $ 9.82815    $ 5.65507        5,921
   01/01/2009 to 12/31/2009...........  $ 5.65507    $ 6.93144        5,658
   01/01/2010 to 12/31/2010...........  $ 6.93144    $ 7.77169        5,028
   01/01/2011 to 12/31/2011...........  $ 7.77169    $ 7.56873        6,045
   01/01/2012 to 12/31/2012...........  $ 7.56873    $ 8.78643       21,212
   01/01/2013 to 12/31/2013...........  $ 8.78643    $11.28190       43,112
   01/01/2014 to 12/31/2014...........  $11.28190    $12.00433      101,261
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.08361    $10.93976            0
   01/01/2008 to 12/31/2008...........  $10.93976    $ 6.43744        1,333
   01/01/2009 to 12/31/2009...........  $ 6.43744    $ 9.77555        3,241
   01/01/2010 to 12/31/2010...........  $ 9.77555    $11.20897        3,920
   01/01/2011 to 12/31/2011...........  $11.20897    $10.91000        4,699
   01/01/2012 to 12/31/2012...........  $10.91000    $12.70117       19,767
   01/01/2013 to 12/31/2013...........  $12.70117    $18.11188       40,364
   01/01/2014 to 12/31/2014...........  $18.11188    $19.42910       54,961
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.17958    $13.94064            0
   01/01/2008 to 12/31/2008...........  $13.94064    $ 6.90317        6,773
   01/01/2009 to 12/31/2009...........  $ 6.90317    $10.20784       15,445
   01/01/2010 to 12/31/2010...........  $10.20784    $12.17409       13,337
   01/01/2011 to 12/31/2011...........  $12.17409    $10.25550       19,083
   01/01/2012 to 12/31/2012...........  $10.25550    $10.52125       16,869
   01/01/2013 to 12/31/2013...........  $10.52125    $12.01930       30,337
   01/01/2014 to 12/31/2014...........  $12.01930    $10.90540       40,792
AST TEMPLETON GLOBAL BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.98213    $10.73003            0
   01/01/2008 to 12/31/2008...........  $10.73003    $10.36499        3,077
   01/01/2009 to 12/31/2009...........  $10.36499    $11.50569       10,277
   01/01/2010 to 12/31/2010...........  $11.50569    $12.04612       11,386
   01/01/2011 to 12/31/2011...........  $12.04612    $12.41886       12,041
   01/01/2012 to 12/31/2012...........  $12.41886    $12.93840       11,281
   01/01/2013 to 12/31/2013...........  $12.93840    $12.32953       16,494
   01/01/2014 to 12/31/2014...........  $12.32953    $12.27550       29,219
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12210    $11.05096        1,576
   01/01/2008 to 12/31/2008...........  $11.05096    $ 6.31035        3,962
   01/01/2009 to 12/31/2009...........  $ 6.31035    $ 8.02421       13,667
   01/01/2010 to 12/31/2010...........  $ 8.02421    $ 9.10752       13,459
   01/01/2011 to 12/31/2011...........  $ 9.10752    $ 8.70580       20,325
   01/01/2012 to 12/31/2012...........  $ 8.70580    $ 9.56832       21,025
   01/01/2013 to 12/31/2013...........  $ 9.56832    $11.41596       32,813
   01/01/2014 to 12/31/2014...........  $11.41596    $11.92516       51,705

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99918    $ 9.98774            0
   01/01/2008 to 12/31/2008...........  $ 9.98774    $ 9.37351            0
   01/01/2009 to 12/31/2009...........  $ 9.37351    $10.35999        3,687
   01/01/2010 to 12/31/2010...........  $10.35999    $11.05727        3,593
   01/01/2011 to 12/31/2011...........  $11.05727    $11.60740        6,542
   01/01/2012 to 12/31/2012...........  $11.60740    $12.39484       37,608
   01/01/2013 to 12/31/2013...........  $12.39484    $12.08896       36,684
   01/01/2014 to 12/31/2014...........  $12.08896    $12.83064       48,572
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07829    $ 6.67267        5,683
   01/01/2009 to 12/31/2009...........  $ 6.67267    $ 8.59292        9,582
   01/01/2010 to 12/31/2010...........  $ 8.59292    $ 9.37902        8,610
   01/01/2011 to 12/31/2011...........  $ 9.37902    $ 9.13111       22,166
   01/01/2012 to 09/21/2012...........  $ 9.13111    $10.27970            0

* Denotes the start date of these sub-accounts

                               PREMIER L SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

              ACCUMULATION UNIT VALUES: WITH ONLY HD GRO (1.85%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.10395    $ 7.16664           0
   01/01/2009 to 12/31/2009...........  $ 7.16664    $ 8.75036       6,625
   01/01/2010 to 12/31/2010...........  $ 8.75036    $ 9.61939       6,364
   01/01/2011 to 12/31/2011...........  $ 9.61939    $ 9.19378       7,465
   01/01/2012 to 12/31/2012...........  $ 9.19378    $10.16082       8,157
   01/01/2013 to 12/31/2013...........  $10.16082    $10.97131       1,385
   01/01/2014 to 12/31/2014...........  $10.97131    $11.18347       6,608
AST ADVANCED STRATEGIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.08802    $ 7.27132       4,344
   01/01/2009 to 12/31/2009...........  $ 7.27132    $ 9.00981       1,996
   01/01/2010 to 12/31/2010...........  $ 9.00981    $10.05863       2,586
   01/01/2011 to 12/31/2011...........  $10.05863    $ 9.88727       2,900
   01/01/2012 to 12/31/2012...........  $ 9.88727    $11.03232       2,818
   01/01/2013 to 12/31/2013...........  $11.03232    $12.62536           0
   01/01/2014 to 12/31/2014...........  $12.62536    $13.15313           0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.14765    $ 7.01177           0
   01/01/2009 to 12/31/2009...........  $ 7.01177    $ 8.10814           0
   01/01/2010 to 12/31/2010...........  $ 8.10814    $ 9.06318           0
   01/01/2011 to 12/31/2011...........  $ 9.06318    $ 9.21655           0
   01/01/2012 to 05/04/2012...........  $ 9.21655    $10.00846           0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.08599    $ 7.38927           0
   01/01/2009 to 12/31/2009...........  $ 7.38927    $ 8.94528           0
   01/01/2010 to 12/31/2010...........  $ 8.94528    $ 9.86436           0
   01/01/2011 to 12/31/2011...........  $ 9.86436    $ 9.56771           0
   01/01/2012 to 12/31/2012...........  $ 9.56771    $10.56555           0
   01/01/2013 to 12/31/2013...........  $10.56555    $12.20435           0
   01/01/2014 to 12/31/2014...........  $12.20435    $12.76411           0
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99849    $ 9.15655           0
   01/01/2012 to 12/31/2012...........  $ 9.15655    $10.05939           0
   01/01/2013 to 12/31/2013...........  $10.05939    $10.94863           0
   01/01/2014 to 12/31/2014...........  $10.94863    $11.27593           0
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99849    $10.48806           0
   01/01/2014 to 12/31/2014...........  $10.48806    $10.66601           0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99900    $ 9.37653           0
   01/01/2010 to 12/31/2010...........  $ 9.37653    $10.17996           0
   01/01/2011 to 12/31/2011...........  $10.17996    $10.95882           0
   01/01/2012 to 12/31/2012...........  $10.95882    $11.20758           0
   01/01/2013 to 12/31/2013...........  $11.20758    $10.92828           0
   01/01/2014 to 12/31/2014...........  $10.92828    $10.77922           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99850    $12.03290        6,105
   01/01/2009 to 12/31/2009...........  $12.03290    $11.09949       15,731
   01/01/2010 to 12/31/2010...........  $11.09949    $12.11684        7,728
   01/01/2011 to 12/31/2011...........  $12.11684    $13.51263        7,728
   01/01/2012 to 12/31/2012...........  $13.51263    $14.02521        6,135
   01/01/2013 to 12/31/2013...........  $14.02521    $13.33768        7,087
   01/01/2014 to 12/31/2014...........  $13.33768    $13.44398        7,087
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99850    $12.10174        8,121
   01/01/2009 to 12/31/2009...........  $12.10174    $10.96689        9,485
   01/01/2010 to 12/31/2010...........  $10.96689    $11.99103       13,335
   01/01/2011 to 12/31/2011...........  $11.99103    $13.65410            0
   01/01/2012 to 12/31/2012...........  $13.65410    $14.19109            0
   01/01/2013 to 12/31/2013...........  $14.19109    $13.26017            0
   01/01/2014 to 12/31/2014...........  $13.26017    $13.57445            0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99900    $ 8.78733            0
   01/01/2010 to 12/31/2010...........  $ 8.78733    $ 9.64967       16,750
   01/01/2011 to 12/31/2011...........  $ 9.64967    $11.24415            0
   01/01/2012 to 12/31/2012...........  $11.24415    $11.73723            0
   01/01/2013 to 12/31/2013...........  $11.73723    $10.77318            0
   01/01/2014 to 12/31/2014...........  $10.77318    $11.22894            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99799    $11.00652          873
   01/01/2011 to 12/31/2011...........  $11.00652    $13.00070        9,646
   01/01/2012 to 12/31/2012...........  $13.00070    $13.63134            0
   01/01/2013 to 12/31/2013...........  $13.63134    $12.44678            0
   01/01/2014 to 12/31/2014...........  $12.44678    $13.15927            0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99849    $12.01851       15,225
   01/01/2012 to 12/31/2012...........  $12.01851    $12.48985       25,413
   01/01/2013 to 12/31/2013...........  $12.48985    $11.06789            0
   01/01/2014 to 12/31/2014...........  $11.06789    $11.99362            0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99800    $10.39724        4,829
   01/01/2013 to 12/31/2013...........  $10.39724    $ 9.16722       51,684
   01/01/2014 to 12/31/2014...........  $ 9.16722    $10.13653       28,870
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........  $ 9.99900    $ 8.74800            0
   01/01/2014 to 12/31/2014...........  $ 8.74800    $ 9.84236            0
AST BOND PORTFOLIO 2025
   01/02/2014* to 12/31/2014..........  $ 9.99900    $11.30095            0
AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14526    $10.29808            0
   01/01/2010 to 12/31/2010...........  $10.29808    $11.49876            0
   01/01/2011 to 12/31/2011...........  $11.49876    $10.62722            0
   01/01/2012 to 12/31/2012...........  $10.62722    $11.81471            0
   01/01/2013 to 12/31/2013...........  $11.81471    $15.24606            0
   01/01/2014 to 12/31/2014...........  $15.24606    $16.50578            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.12055    $ 6.93669            0
   01/01/2009 to 12/31/2009...........  $ 6.93669    $ 8.53583            0
   01/01/2010 to 12/31/2010...........  $ 8.53583    $ 9.50184            0
   01/01/2011 to 12/31/2011...........  $ 9.50184    $ 9.10312            0
   01/01/2012 to 12/31/2012...........  $ 9.10312    $10.16400            0
   01/01/2013 to 12/31/2013...........  $10.16400    $12.24281            0
   01/01/2014 to 12/31/2014...........  $12.24281    $12.86132            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99849    $11.64623            0
   01/01/2014 to 12/31/2014...........  $11.64623    $12.99077            0
AST COHEN & STEERS REALTY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.37360    $ 6.59689            0
   01/01/2009 to 12/31/2009...........  $ 6.59689    $ 8.54514            0
   01/01/2010 to 12/31/2010...........  $ 8.54514    $10.79717            0
   01/01/2011 to 12/31/2011...........  $10.79717    $11.29999            0
   01/01/2012 to 12/31/2012...........  $11.29999    $12.79714            0
   01/01/2013 to 12/31/2013...........  $12.79714    $12.95833            0
   01/01/2014 to 12/31/2014...........  $12.95833    $16.65622            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   01/28/2008 to 07/18/2008...........  $10.26292    $10.02457            0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99849    $ 9.67816            0
   01/01/2014 to 12/31/2014...........  $ 9.67816    $ 9.98722            0
AST FI PYRAMIS QUANTITATIVE PORTFOLIO
FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.11733    $ 6.82289       11,134
   01/01/2009 to 12/31/2009...........  $ 6.82289    $ 8.29675            0
   01/01/2010 to 12/31/2010...........  $ 8.29675    $ 9.31618            0
   01/01/2011 to 12/31/2011...........  $ 9.31618    $ 9.00962            0
   01/01/2012 to 12/31/2012...........  $ 9.00962    $ 9.78639        2,336
   01/01/2013 to 12/31/2013...........  $ 9.78639    $11.02685        1,061
   01/01/2014 to 12/31/2014...........  $11.02685    $11.16769        1,061
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10356    $ 7.49830            0
   01/01/2009 to 12/31/2009...........  $ 7.49830    $ 8.92512            0
   01/01/2010 to 12/31/2010...........  $ 8.92512    $ 9.93066            0
   01/01/2011 to 12/31/2011...........  $ 9.93066    $ 9.50955            0
   01/01/2012 to 12/31/2012...........  $ 9.50955    $10.60963            0
   01/01/2013 to 12/31/2013...........  $10.60963    $12.41950            0
   01/01/2014 to 12/31/2014...........  $12.41950    $12.89119            0
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99850    $ 7.46733            0
   01/01/2009 to 11/13/2009...........  $ 7.46733    $ 8.33949            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99850    $10.73589        2,760
   01/01/2013 to 12/31/2013...........  $10.73589    $13.12050            0
   01/01/2014 to 12/31/2014...........  $13.12050    $13.29157            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99849    $10.80409            0
   01/01/2014 to 12/31/2014...........  $10.80409    $10.87933            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17518    $ 6.10873            0
   01/01/2009 to 12/31/2009...........  $ 6.10873    $ 8.10294            0
   01/01/2010 to 12/31/2010...........  $ 8.10294    $ 9.56280            0
   01/01/2011 to 12/31/2011...........  $ 9.56280    $ 8.91628            0
   01/01/2012 to 12/31/2012...........  $ 8.91628    $11.10055            0
   01/01/2013 to 12/31/2013...........  $11.10055    $11.37283            0
   01/01/2014 to 12/31/2014...........  $11.37283    $12.72096            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.08749    $ 6.61764            0
   01/01/2009 to 12/31/2009...........  $ 6.61764    $ 9.70713            0
   01/01/2010 to 12/31/2010...........  $ 9.70713    $10.51133            0
   01/01/2011 to 12/31/2011...........  $10.51133    $ 9.91228            0
   01/01/2012 to 12/31/2012...........  $ 9.91228    $11.65557            0
   01/01/2013 to 12/31/2013...........  $11.65557    $14.84719            0
   01/01/2014 to 02/07/2014...........  $14.84719    $14.60366            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.16540    $ 6.38454           0
   01/01/2009 to 12/31/2009...........  $ 6.38454    $ 7.47138           0
   01/01/2010 to 12/31/2010...........  $ 7.47138    $ 8.28096           0
   01/01/2011 to 12/31/2011...........  $ 8.28096    $ 7.68208           0
   01/01/2012 to 12/31/2012...........  $ 7.68208    $ 9.02579           0
   01/01/2013 to 12/31/2013...........  $ 9.02579    $11.83446           0
   01/01/2014 to 12/31/2014...........  $11.83446    $13.14540           0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.19081    $ 6.55906           0
   01/01/2009 to 12/31/2009...........  $ 6.55906    $10.11672           0
   01/01/2010 to 12/31/2010...........  $10.11672    $11.90223           0
   01/01/2011 to 12/31/2011...........  $11.90223    $11.33841           0
   01/01/2012 to 12/31/2012...........  $11.33841    $13.31569           0
   01/01/2013 to 12/31/2013...........  $13.31569    $17.28268           0
   01/01/2014 to 12/31/2014...........  $17.28268    $18.92483           0
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08923    $ 7.60711           0
   01/01/2009 to 12/31/2009...........  $ 7.60711    $ 9.21533       3,344
   01/01/2010 to 12/31/2010...........  $ 9.21533    $10.09734         815
   01/01/2011 to 12/31/2011...........  $10.09734    $ 9.86393       1,379
   01/01/2012 to 12/31/2012...........  $ 9.86393    $10.66563       1,079
   01/01/2013 to 12/31/2013...........  $10.66563    $11.50030         309
   01/01/2014 to 12/31/2014...........  $11.50030    $11.74777       1,037
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03338    $ 7.63362           0
   01/01/2009 to 12/31/2009...........  $ 7.63362    $ 9.50718           0
   01/01/2010 to 12/31/2010...........  $ 9.50718    $11.83301           0
   01/01/2011 to 12/31/2011...........  $11.83301    $11.76964           0
   01/01/2012 to 12/31/2012...........  $11.76964    $13.36861           0
   01/01/2013 to 12/31/2013...........  $13.36861    $18.22040           0
   01/01/2014 to 12/31/2014...........  $18.22040    $19.17717           0
AST HERNDON LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.20683    $ 6.72004           0
   01/01/2009 to 12/31/2009...........  $ 6.72004    $ 7.80265           0
   01/01/2010 to 12/31/2010...........  $ 7.80265    $ 8.61419           0
   01/01/2011 to 12/31/2011...........  $ 8.61419    $ 8.41633           0
   01/01/2012 to 12/31/2012...........  $ 8.41633    $ 9.37066           0
   01/01/2013 to 12/31/2013...........  $ 9.37066    $12.38654           0
   01/01/2014 to 12/31/2014...........  $12.38654    $12.35098           0
AST HIGH YIELD PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.99850    $ 7.38620           0
   01/01/2009 to 12/31/2009...........  $ 7.38620    $ 9.83037           0
   01/01/2010 to 12/31/2010...........  $ 9.83037    $10.95488           0
   01/01/2011 to 12/31/2011...........  $10.95488    $11.09746           0
   01/01/2012 to 12/31/2012...........  $11.09746    $12.40731           0
   01/01/2013 to 12/31/2013...........  $12.40731    $13.05662           0
   01/01/2014 to 12/31/2014...........  $13.05662    $13.14740           0
AST INTERNATIONAL GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.09763    $ 5.53501           0
   01/01/2009 to 12/31/2009...........  $ 5.53501    $ 7.35213           0
   01/01/2010 to 12/31/2010...........  $ 7.35213    $ 8.26511           0
   01/01/2011 to 12/31/2011...........  $ 8.26511    $ 7.06636           0
   01/01/2012 to 12/31/2012...........  $ 7.06636    $ 8.35084           0
   01/01/2013 to 12/31/2013...........  $ 8.35084    $ 9.76163           0
   01/01/2014 to 12/31/2014...........  $ 9.76163    $ 9.05479           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.06506    $ 6.19823           0
   01/01/2009 to 12/31/2009...........  $ 6.19823    $ 7.94167           0
   01/01/2010 to 12/31/2010...........  $ 7.94167    $ 8.66176           0
   01/01/2011 to 12/31/2011...........  $ 8.66176    $ 7.43734           0
   01/01/2012 to 12/31/2012...........  $ 7.43734    $ 8.51983           0
   01/01/2013 to 12/31/2013...........  $ 8.51983    $ 9.99348           0
   01/01/2014 to 12/31/2014...........  $ 9.99348    $ 9.15424           0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11174    $ 7.13162           0
   01/01/2009 to 12/31/2009...........  $ 7.13162    $ 8.86931           0
   01/01/2010 to 12/31/2010...........  $ 8.86931    $ 9.91149           0
   01/01/2011 to 12/31/2011...........  $ 9.91149    $ 9.67629           0
   01/01/2012 to 12/31/2012...........  $ 9.67629    $10.79078           0
   01/01/2013 to 12/31/2013...........  $10.79078    $12.31982           0
   01/01/2014 to 12/31/2014...........  $12.31982    $12.86582           0
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.08289    $ 6.38994           0
   01/01/2009 to 12/31/2009...........  $ 6.38994    $ 8.52506           0
   01/01/2010 to 12/31/2010...........  $ 8.52506    $ 8.97041           0
   01/01/2011 to 12/31/2011...........  $ 8.97041    $ 8.00175           0
   01/01/2012 to 12/31/2012...........  $ 8.00175    $ 9.57746           0
   01/01/2013 to 12/31/2013...........  $ 9.57746    $10.84802           0
   01/01/2014 to 12/31/2014...........  $10.84802    $ 9.97294           0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.12771    $ 7.99996       3,983
   01/01/2009 to 12/31/2009...........  $ 7.99996    $ 9.58414       2,410
   01/01/2010 to 12/31/2010...........  $ 9.58414    $10.09878       2,955
   01/01/2011 to 12/31/2011...........  $10.09878    $ 9.93872       3,057
   01/01/2012 to 12/31/2012...........  $ 9.93872    $10.80394       3,038
   01/01/2013 to 12/31/2013...........  $10.80394    $11.77797         621
   01/01/2014 to 12/31/2014...........  $11.77797    $12.19416       1,864
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08388    $10.28832           0
   01/01/2010 to 12/31/2010...........  $10.28832    $11.24469           0
   01/01/2011 to 12/31/2011...........  $11.24469    $11.11385           0
   01/01/2012 to 12/31/2012...........  $11.11385    $12.56890           0
   01/01/2013 to 12/31/2013...........  $12.56890    $16.84433           0
   01/01/2014 to 12/31/2014...........  $16.84433    $18.11011           0
AST LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.24634    $ 6.22258           0
   01/01/2009 to 12/31/2009...........  $ 6.22258    $ 7.29691           0
   01/01/2010 to 12/31/2010...........  $ 7.29691    $ 8.10718           0
   01/01/2011 to 12/31/2011...........  $ 8.10718    $ 7.62714           0
   01/01/2012 to 12/31/2012...........  $ 7.62714    $ 8.75296           0
   01/01/2013 to 12/31/2013...........  $ 8.75296    $12.01971           0
   01/01/2014 to 12/31/2014...........  $12.01971    $13.42365           0
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.13273    $ 6.23147           0
   01/01/2009 to 12/31/2009...........  $ 6.23147    $ 7.93905           0
   01/01/2010 to 12/31/2010...........  $ 7.93905    $ 9.33451           0
   01/01/2011 to 12/31/2011...........  $ 9.33451    $ 9.08145           0
   01/01/2012 to 12/31/2012...........  $ 9.08145    $10.00992           0
   01/01/2013 to 12/31/2013...........  $10.00992    $13.42638           0
   01/01/2014 to 12/31/2014...........  $13.42638    $14.57861           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.01615    $ 7.71780           0
   01/01/2009 to 12/31/2009...........  $ 7.71780    $10.19986           0
   01/01/2010 to 12/31/2010...........  $10.19986    $11.35808           0
   01/01/2011 to 12/31/2011...........  $11.35808    $12.28631           0
   01/01/2012 to 12/31/2012...........  $12.28631    $12.77812           0
   01/01/2013 to 12/31/2013...........  $12.77812    $12.29501           0
   01/01/2014 to 12/31/2014...........  $12.29501    $12.84292           0
AST MFS GLOBAL EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.11068    $ 7.18067           0
   01/01/2009 to 12/31/2009...........  $ 7.18067    $ 9.27153           0
   01/01/2010 to 12/31/2010...........  $ 9.27153    $10.19976           0
   01/01/2011 to 12/31/2011...........  $10.19976    $ 9.70101           0
   01/01/2012 to 12/31/2012...........  $ 9.70101    $11.72263           0
   01/01/2013 to 12/31/2013...........  $11.72263    $14.69034           0
   01/01/2014 to 12/31/2014...........  $14.69034    $14.94715           0
AST MFS GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.13129    $ 6.93335           0
   01/01/2009 to 12/31/2009...........  $ 6.93335    $ 8.46192           0
   01/01/2010 to 12/31/2010...........  $ 8.46192    $ 9.37047           0
   01/01/2011 to 12/31/2011...........  $ 9.37047    $ 9.14583           0
   01/01/2012 to 12/31/2012...........  $ 9.14583    $10.51361           0
   01/01/2013 to 12/31/2013...........  $10.51361    $14.11178           0
   01/01/2014 to 12/31/2014...........  $14.11178    $15.06224           0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99850    $10.19036           0
   01/01/2013 to 12/31/2013...........  $10.19036    $13.45754           0
   01/01/2014 to 12/31/2014...........  $13.45754    $14.56310           0
AST MID-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.23659    $ 6.71760           0
   01/01/2009 to 12/31/2009...........  $ 6.71760    $ 9.16033           0
   01/01/2010 to 12/31/2010...........  $ 9.16033    $11.11736           0
   01/01/2011 to 12/31/2011...........  $11.11736    $10.53894           0
   01/01/2012 to 12/31/2012...........  $10.53894    $12.25230           0
   01/01/2013 to 12/31/2013...........  $12.25230    $15.92928           0
   01/01/2014 to 12/31/2014...........  $15.92928    $17.98118           0
AST MONEY MARKET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.99955    $10.04509           0
   01/01/2009 to 12/31/2009...........  $10.04509    $ 9.88700       3,357
   01/01/2010 to 12/31/2010...........  $ 9.88700    $ 9.70981           0
   01/01/2011 to 12/31/2011...........  $ 9.70981    $ 9.53571           0
   01/01/2012 to 12/31/2012...........  $ 9.53571    $ 9.36303           0
   01/01/2013 to 12/31/2013...........  $ 9.36303    $ 9.19288           0
   01/01/2014 to 12/31/2014...........  $ 9.19288    $ 9.02580           0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.18454    $ 6.36646           0
   01/01/2009 to 12/31/2009...........  $ 6.36646    $ 8.79151           0
   01/01/2010 to 12/31/2010...........  $ 8.79151    $10.65479           0
   01/01/2011 to 12/31/2011...........  $10.65479    $10.20166           0
   01/01/2012 to 12/31/2012...........  $10.20166    $11.73173           0
   01/01/2013 to 12/31/2013...........  $11.73173    $16.35740           0
   01/01/2014 to 12/31/2014...........  $16.35740    $18.34902           0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02840    $10.06785           0
   01/01/2012 to 12/31/2012...........  $10.06785    $10.36637           0
   01/01/2013 to 12/31/2013...........  $10.36637    $ 9.88972           0
   01/01/2014 to 12/31/2014...........  $ 9.88972    $10.21030           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.12579    $ 6.40164            0
   01/01/2009 to 12/31/2009...........  $ 6.40164    $ 8.15779            0
   01/01/2010 to 12/31/2010...........  $ 8.15779    $10.30649            0
   01/01/2011 to 12/31/2011...........  $10.30649    $10.29024            0
   01/01/2012 to 12/31/2012...........  $10.29024    $11.35405            0
   01/01/2013 to 12/31/2013...........  $11.35405    $14.78329            0
   01/01/2014 to 12/31/2014...........  $14.78329    $15.66713            0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.06329    $ 6.53930            0
   01/01/2009 to 12/31/2009...........  $ 6.53930    $ 7.86926            0
   01/01/2010 to 12/31/2010...........  $ 7.86926    $ 9.29221            0
   01/01/2011 to 04/29/2011...........  $ 9.29221    $10.41690            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99850    $10.31183            0
   01/01/2013 to 12/31/2013...........  $10.31183    $12.03955            0
   01/01/2014 to 12/31/2014...........  $12.03955    $12.42825            0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10124    $ 5.56961            0
   01/01/2009 to 12/31/2009...........  $ 5.56961    $ 9.10580            0
   01/01/2010 to 12/31/2010...........  $ 9.10580    $10.93147            0
   01/01/2011 to 12/31/2011...........  $10.93147    $ 8.55733            0
   01/01/2012 to 12/31/2012...........  $ 8.55733    $ 9.90799            0
   01/01/2013 to 12/31/2013...........  $ 9.90799    $ 9.74958            0
   01/01/2014 to 12/31/2014...........  $ 9.74958    $ 9.12418            0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.00706    $ 9.66787            0
   01/01/2009 to 12/31/2009...........  $ 9.66787    $10.46317        6,916
   01/01/2010 to 12/31/2010...........  $10.46317    $10.67366            0
   01/01/2011 to 12/31/2011...........  $10.67366    $10.71554            0
   01/01/2012 to 12/31/2012...........  $10.71554    $11.01459            0
   01/01/2013 to 12/31/2013...........  $11.01459    $10.57949            0
   01/01/2014 to 12/31/2014...........  $10.57949    $10.37734            0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.01461    $ 9.36846            0
   01/01/2009 to 12/31/2009...........  $ 9.36846    $10.71847        3,706
   01/01/2010 to 12/31/2010...........  $10.71847    $11.33604            0
   01/01/2011 to 12/31/2011...........  $11.33604    $11.48422            0
   01/01/2012 to 12/31/2012...........  $11.48422    $12.32649            0
   01/01/2013 to 12/31/2013...........  $12.32649    $11.88023            0
   01/01/2014 to 12/31/2014...........  $11.88023    $12.15803            0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.05958    $ 8.12914       12,573
   01/01/2009 to 12/31/2009...........  $ 8.12914    $ 9.58079            0
   01/01/2010 to 12/31/2010...........  $ 9.58079    $10.40137        4,027
   01/01/2011 to 12/31/2011...........  $10.40137    $10.31451        6,812
   01/01/2012 to 12/31/2012...........  $10.31451    $11.17743       12,328
   01/01/2013 to 12/31/2013...........  $11.17743    $11.98537        3,530
   01/01/2014 to 12/31/2014...........  $11.98537    $12.44720       11,843
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01841    $10.06769            0
   01/01/2012 to 12/31/2012...........  $10.06769    $10.58738            0
   01/01/2013 to 12/31/2013...........  $10.58738    $10.15469            0
   01/01/2014 to 12/31/2014...........  $10.15469    $10.57452            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.15532    $ 6.34463       2,639
   01/01/2009 to 12/31/2009...........  $ 6.34463    $ 7.84746       5,700
   01/01/2010 to 12/31/2010...........  $ 7.84746    $ 9.17030       3,053
   01/01/2011 to 12/31/2011...........  $ 9.17030    $ 8.44447       3,758
   01/01/2012 to 12/31/2012...........  $ 8.44447    $ 9.36218       3,389
   01/01/2013 to 12/31/2013...........  $ 9.36218    $10.75724         981
   01/01/2014 to 12/31/2014...........  $10.75724    $11.53332       3,066
AST QMA US EQUITY ALPHA PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.17592    $ 6.65612           0
   01/01/2009 to 12/31/2009...........  $ 6.65612    $ 7.96135           0
   01/01/2010 to 12/31/2010...........  $ 7.96135    $ 8.99312           0
   01/01/2011 to 12/31/2011...........  $ 8.99312    $ 9.13532           0
   01/01/2012 to 12/31/2012...........  $ 9.13532    $10.65579           0
   01/01/2013 to 12/31/2013...........  $10.65579    $13.85493           0
   01/01/2014 to 12/31/2014...........  $13.85493    $15.94482           0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99849    $ 8.88986           0
   01/01/2012 to 12/31/2012...........  $ 8.88986    $ 9.87653           0
   01/01/2013 to 12/31/2013...........  $ 9.87653    $11.86912           0
   01/01/2014 to 12/31/2014...........  $11.86912    $12.41108           0
AST RCM WORLD TRENDS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08105    $ 7.33826           0
   01/01/2009 to 12/31/2009...........  $ 7.33826    $ 8.89004         845
   01/01/2010 to 12/31/2010...........  $ 8.89004    $ 9.76900         521
   01/01/2011 to 12/31/2011...........  $ 9.76900    $ 9.41752         427
   01/01/2012 to 12/31/2012...........  $ 9.41752    $10.19690         492
   01/01/2013 to 12/31/2013...........  $10.19690    $11.25710         119
   01/01/2014 to 12/31/2014...........  $11.25710    $11.62067         420
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09923    $ 6.69002           0
   01/01/2009 to 12/31/2009...........  $ 6.69002    $ 8.33217       3,857
   01/01/2010 to 12/31/2010...........  $ 8.33217    $ 9.35429         940
   01/01/2011 to 12/31/2011...........  $ 9.35429    $ 8.96522       1,590
   01/01/2012 to 12/31/2012...........  $ 8.96522    $10.20193       1,245
   01/01/2013 to 12/31/2013...........  $10.20193    $11.82550         356
   01/01/2014 to 12/31/2014...........  $11.82550    $12.24138       1,196
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.08200    $ 7.31629           0
   01/01/2009 to 12/31/2009...........  $ 7.31629    $ 9.15270         563
   01/01/2010 to 12/31/2010...........  $ 9.15270    $10.04800         347
   01/01/2011 to 12/31/2011...........  $10.04800    $ 9.53223         285
   01/01/2012 to 12/31/2012...........  $ 9.53223    $10.40121         328
   01/01/2013 to 12/31/2013...........  $10.40121    $11.68291          79
   01/01/2014 to 12/31/2014...........  $11.68291    $11.81897         280
AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.12595    $ 6.22880           0
   01/01/2009 to 12/31/2009...........  $ 6.22880    $ 8.11317           0
   01/01/2010 to 12/31/2010...........  $ 8.11317    $10.55827           0
   01/01/2011 to 12/31/2011...........  $10.55827    $ 9.00747           0
   01/01/2012 to 12/31/2012...........  $ 9.00747    $10.61886           0
   01/01/2013 to 12/31/2013...........  $10.61886    $14.68103           0
   01/01/2014 to 12/31/2014...........  $14.68103    $15.12653           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.18954    $ 7.25288           0
   01/01/2009 to 12/31/2009...........  $ 7.25288    $ 9.53575           0
   01/01/2010 to 12/31/2010...........  $ 9.53575    $12.77229           0
   01/01/2011 to 12/31/2011...........  $12.77229    $12.41776           0
   01/01/2012 to 12/31/2012...........  $12.41776    $13.67631           0
   01/01/2013 to 12/31/2013...........  $13.67631    $18.15120           0
   01/01/2014 to 12/31/2014...........  $18.15120    $18.50211           0
AST SMALL-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.23196    $ 7.58670           0
   01/01/2009 to 12/31/2009...........  $ 7.58670    $ 9.46019           0
   01/01/2010 to 12/31/2010...........  $ 9.46019    $11.70297           0
   01/01/2011 to 12/31/2011...........  $11.70297    $10.80386           0
   01/01/2012 to 12/31/2012...........  $10.80386    $12.53362           0
   01/01/2013 to 12/31/2013...........  $12.53362    $16.90871           0
   01/01/2014 to 12/31/2014...........  $16.90871    $17.47615           0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.09815    $ 7.70256       4,284
   01/01/2009 to 12/31/2009...........  $ 7.70256    $ 9.38822       1,969
   01/01/2010 to 12/31/2010...........  $ 9.38822    $10.28094       2,550
   01/01/2011 to 12/31/2011...........  $10.28094    $10.29471       2,860
   01/01/2012 to 12/31/2012...........  $10.29471    $11.47165       2,779
   01/01/2013 to 12/31/2013...........  $11.47165    $13.15941           0
   01/01/2014 to 12/31/2014...........  $13.15941    $13.68001           0
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.24283    $ 6.26636           0
   01/01/2009 to 12/31/2009...........  $ 6.26636    $ 7.61660           0
   01/01/2010 to 12/31/2010...........  $ 7.61660    $ 8.46878           0
   01/01/2011 to 12/31/2011...........  $ 8.46878    $ 8.17880           0
   01/01/2012 to 12/31/2012...........  $ 8.17880    $ 9.41527           0
   01/01/2013 to 12/31/2013...........  $ 9.41527    $11.98853           0
   01/01/2014 to 12/31/2014...........  $11.98853    $12.64975           0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.10447    $ 6.60803           0
   01/01/2009 to 12/31/2009...........  $ 6.60803    $ 9.95094           0
   01/01/2010 to 12/31/2010...........  $ 9.95094    $11.31499           0
   01/01/2011 to 12/31/2011...........  $11.31499    $10.92140           0
   01/01/2012 to 12/31/2012...........  $10.92140    $12.60811           0
   01/01/2013 to 12/31/2013...........  $12.60811    $17.82920           0
   01/01/2014 to 12/31/2014...........  $17.82920    $18.96623           0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.18465    $ 5.55442           0
   01/01/2009 to 12/31/2009...........  $ 5.55442    $ 8.14473           0
   01/01/2010 to 12/31/2010...........  $ 8.14473    $ 9.63249           0
   01/01/2011 to 12/31/2011...........  $ 9.63249    $ 8.04678           0
   01/01/2012 to 12/31/2012...........  $ 8.04678    $ 8.18609           0
   01/01/2013 to 12/31/2013...........  $ 8.18609    $ 9.27366           0
   01/01/2014 to 12/31/2014...........  $ 9.27366    $ 8.34388           0
AST TEMPLETON GLOBAL BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.03812    $ 9.39367           0
   01/01/2009 to 12/31/2009...........  $ 9.39367    $10.34037           0
   01/01/2010 to 12/31/2010...........  $10.34037    $10.73569           0
   01/01/2011 to 12/31/2011...........  $10.73569    $10.97564           0
   01/01/2012 to 12/31/2012...........  $10.97564    $11.33906           0
   01/01/2013 to 12/31/2013...........  $11.33906    $10.71515           0
   01/01/2014 to 12/31/2014...........  $10.71515    $10.57908           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.14022    $ 6.32737           0
   01/01/2009 to 12/31/2009...........  $ 6.32737    $ 7.97872           0
   01/01/2010 to 12/31/2010...........  $ 7.97872    $ 8.98034           0
   01/01/2011 to 12/31/2011...........  $ 8.98034    $ 8.51275           0
   01/01/2012 to 12/31/2012...........  $ 8.51275    $ 9.27789           0
   01/01/2013 to 12/31/2013...........  $ 9.27789    $10.97712           0
   01/01/2014 to 12/31/2014...........  $10.97712    $11.37095           0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.00824    $ 9.08213           0
   01/01/2009 to 12/31/2009...........  $ 9.08213    $ 9.95415           0
   01/01/2010 to 12/31/2010...........  $ 9.95415    $10.53555           0
   01/01/2011 to 12/31/2011...........  $10.53555    $10.96767           0
   01/01/2012 to 12/31/2012...........  $10.96767    $11.61375           0
   01/01/2013 to 12/31/2013...........  $11.61375    $11.23256           0
   01/01/2014 to 12/31/2014...........  $11.23256    $11.82234           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07806    $ 6.63531       4,577
   01/01/2009 to 12/31/2009...........  $ 6.63531    $ 8.47351       2,103
   01/01/2010 to 12/31/2010...........  $ 8.47351    $ 9.17161       2,724
   01/01/2011 to 12/31/2011...........  $ 9.17161    $ 8.85484       3,056
   01/01/2012 to 09/21/2012...........  $ 8.85484    $ 9.90806           0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08894    $ 7.66234           0
   01/01/2009 to 12/31/2009...........  $ 7.66234    $ 9.14566           0
   01/01/2010 to 12/31/2010...........  $ 9.14566    $10.53862           0
   01/01/2011 to 12/31/2011...........  $10.53862    $11.06627           0
   01/01/2012 to 12/31/2012...........  $11.06627    $12.04467           0
   01/01/2013 to 12/31/2013...........  $12.04467    $15.19064           0
   01/01/2014 to 12/31/2014...........  $15.19064    $16.44013           0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008..........  $10.26796    $ 7.03399           0
   01/01/2009 to 12/31/2009...........  $ 7.03399    $ 9.03365           0
   01/01/2010 to 12/31/2010...........  $ 9.03365    $10.76678           0
   01/01/2011 to 12/31/2011...........  $10.76678    $11.15292           0
   01/01/2012 to 12/31/2012...........  $11.15292    $13.36984           0
   01/01/2013 to 12/31/2013...........  $13.36984    $18.36073           0
   01/01/2014 to 12/31/2014...........  $18.36073    $20.27350           0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008..........  $10.38565    $ 5.26569           0
   01/01/2009 to 12/31/2009...........  $ 5.26569    $ 5.94603           0
   01/01/2010 to 12/31/2010...........  $ 5.94603    $ 6.47619           0
   01/01/2011 to 12/31/2011...........  $ 6.47619    $ 5.47919           0
   01/01/2012 to 12/31/2012...........  $ 5.47919    $ 6.71000           0
   01/01/2013 to 12/31/2013...........  $ 6.71000    $ 8.70148           0
   01/01/2014 to 12/31/2014...........  $ 8.70148    $ 9.64694           0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008..........  $10.15187    $ 8.32620           0
   01/01/2009 to 12/31/2009...........  $ 8.32620    $ 9.77371           0
   01/01/2010 to 12/31/2010...........  $ 9.77371    $ 9.86916           0
   01/01/2011 to 12/31/2011...........  $ 9.86916    $10.67018           0
   01/01/2012 to 12/31/2012...........  $10.67018    $12.29923           0
   01/01/2013 to 12/31/2013...........  $12.29923    $16.87715           0
   01/01/2014 to 12/31/2014...........  $16.87715    $20.49775           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008..........  $10.16538    $ 6.08955         0
   01/01/2009 to 12/31/2009...........  $ 6.08955    $ 7.41970         0
   01/01/2010 to 12/31/2010...........  $ 7.41970    $ 9.01509         0
   01/01/2011 to 12/31/2011...........  $ 9.01509    $ 8.69362         0
   01/01/2012 to 12/31/2012...........  $ 8.69362    $ 9.88393         0
   01/01/2013 to 12/31/2013...........  $ 9.88393    $13.41052         0
   01/01/2014 to 12/31/2014...........  $13.41052    $13.90129         0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11061    $ 6.70842         0
   01/01/2009 to 12/31/2009...........  $ 6.70842    $ 8.54497         0
   01/01/2010 to 12/31/2010...........  $ 8.54497    $ 9.49588         0
   01/01/2011 to 12/31/2011...........  $ 9.49588    $ 9.61554         0
   01/01/2012 to 12/31/2012...........  $ 9.61554    $10.64117         0
   01/01/2013 to 12/31/2013...........  $10.64117    $13.65174         0
   01/01/2014 to 12/31/2014...........  $13.65174    $15.13651         0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.24139    $ 6.26415         0
   01/01/2009 to 12/31/2009...........  $ 6.26415    $ 7.34766         0
   01/01/2010 to 12/31/2010...........  $ 7.34766    $ 8.14450         0
   01/01/2011 to 12/31/2011...........  $ 8.14450    $ 7.89453         0
   01/01/2012 to 12/31/2012...........  $ 7.89453    $ 8.94609         0
   01/01/2013 to 12/31/2013...........  $ 8.94609    $11.40930         0
   01/01/2014 to 12/31/2014...........  $11.40930    $12.37541         0
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.07239    $ 6.19227         0
   01/01/2009 to 12/31/2009...........  $ 6.19227    $ 8.40939         0
   01/01/2010 to 12/31/2010...........  $ 8.40939    $10.60304         0
   01/01/2011 to 12/31/2011...........  $10.60304    $10.10944         0
   01/01/2012 to 12/31/2012...........  $10.10944    $11.45211         0
   01/01/2013 to 12/31/2013...........  $11.45211    $14.67640         0
   01/01/2014 to 12/31/2014...........  $14.67640    $15.25880         0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.18836    $ 6.45633         0
   01/01/2009 to 12/31/2009...........  $ 6.45633    $ 8.29598         0
   01/01/2010 to 12/31/2010...........  $ 8.29598    $ 9.81122         0
   01/01/2011 to 12/31/2011...........  $ 9.81122    $ 9.25529         0
   01/01/2012 to 12/31/2012...........  $ 9.25529    $10.59209         0
   01/01/2013 to 12/31/2013...........  $10.59209    $13.74419         0
   01/01/2014 to 12/31/2014...........  $13.74419    $14.86899         0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008..........  $10.25887    $ 5.51149         0
   01/01/2009 to 12/31/2009...........  $ 5.51149    $ 6.92096         0
   01/01/2010 to 12/31/2010...........  $ 6.92096    $ 8.47318         0
   01/01/2011 to 12/31/2011...........  $ 8.47318    $ 8.71466         0
   01/01/2012 to 12/31/2012...........  $ 8.71466    $10.02532         0
   01/01/2013 to 12/31/2013...........  $10.02532    $ 9.85224         0
   01/01/2014 to 12/31/2014...........  $ 9.85224    $12.09335         0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11351    $ 6.80149         0
   01/01/2009 to 12/31/2009...........  $ 6.80149    $ 8.42557         0
   01/01/2010 to 12/31/2010...........  $ 8.42557    $10.40079         0
   01/01/2011 to 12/31/2011...........  $10.40079    $10.34305         0
   01/01/2012 to 12/31/2012...........  $10.34305    $11.42228         0
   01/01/2013 to 12/31/2013...........  $11.42228    $15.74849         0
   01/01/2014 to 12/31/2014...........  $15.74849    $15.79836         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.22851    $ 7.17038         0
   01/01/2009 to 12/31/2009...........  $ 7.17038    $ 8.47653         0
   01/01/2010 to 12/31/2010...........  $ 8.47653    $10.16214         0
   01/01/2011 to 12/31/2011...........  $10.16214    $ 9.56846         0
   01/01/2012 to 12/31/2012...........  $ 9.56846    $10.91226         0
   01/01/2013 to 12/31/2013...........  $10.91226    $14.75072         0
   01/01/2014 to 12/31/2014...........  $14.75072    $15.32481         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008..........  $10.27808    $ 7.25991         0
   01/01/2009 to 12/31/2009...........  $ 7.25991    $ 7.64985         0
   01/01/2010 to 12/31/2010...........  $ 7.64985    $ 8.68915         0
   01/01/2011 to 12/31/2011...........  $ 8.68915    $ 8.69092         0
   01/01/2012 to 12/31/2012...........  $ 8.69092    $ 9.94218         0
   01/01/2013 to 12/31/2013...........  $ 9.94218    $10.93970         0
   01/01/2014 to 12/31/2014...........  $10.93970    $10.80173         0
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008..........  $10.09854    $ 7.20656         0
   01/01/2009 to 12/31/2009...........  $ 7.20656    $ 7.83528         0
   01/01/2010 to 12/31/2010...........  $ 7.83528    $ 8.15080         0
   01/01/2011 to 12/31/2011...........  $ 8.15080    $ 9.40429         0
   01/01/2012 to 12/31/2012...........  $ 9.40429    $ 9.24602         0
   01/01/2013 to 12/31/2013...........  $ 9.24602    $10.28659         0
   01/01/2014 to 12/31/2014...........  $10.28659    $12.71394         0

* Denotes the start date of these sub-accounts

                               PREMIER L SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT ONLY
           (2.00%) OR HIGHEST DAILY VALUE DEATH BENEFIT ONLY (2.00%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.39507    $10.97421     2,964,674
   01/01/2007 to 12/31/2007...........  $10.97421    $11.74849     4,498,823
   01/01/2008 to 12/31/2008...........  $11.74849    $ 7.85173     5,156,548
   01/01/2009 to 12/31/2009...........  $ 7.85173    $ 9.57274     5,429,944
   01/01/2010 to 12/31/2010...........  $ 9.57274    $10.50792     5,196,651
   01/01/2011 to 12/31/2011...........  $10.50792    $10.02826     4,502,954
   01/01/2012 to 12/31/2012...........  $10.02826    $11.06682     4,179,497
   01/01/2013 to 12/31/2013...........  $11.06682    $11.93203     3,714,936
   01/01/2014 to 12/31/2014...........  $11.93203    $12.14478     3,424,166
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14523    $10.63315       261,327
   01/01/2007 to 12/31/2007...........  $10.63315    $11.41460       877,204
   01/01/2008 to 12/31/2008...........  $11.41460    $ 7.85527     1,511,014
   01/01/2009 to 12/31/2009...........  $ 7.85527    $ 9.71908     2,166,656
   01/01/2010 to 12/31/2010...........  $ 9.71908    $10.83459     2,247,302
   01/01/2011 to 12/31/2011...........  $10.83459    $10.63439     1,860,010
   01/01/2012 to 12/31/2012...........  $10.63439    $11.84857     1,996,758
   01/01/2013 to 12/31/2013...........  $11.84857    $13.53958     2,019,006
   01/01/2014 to 12/31/2014...........  $13.53958    $14.08485     1,892,904
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.71391    $11.80673        17,847
   01/01/2007 to 12/31/2007...........  $11.80673    $11.56160        34,485
   01/01/2008 to 12/31/2008...........  $11.56160    $ 7.39638        77,951
   01/01/2009 to 12/31/2009...........  $ 7.39638    $ 8.54022        93,171
   01/01/2010 to 12/31/2010...........  $ 8.54022    $ 9.53202        88,459
   01/01/2011 to 12/31/2011...........  $ 9.53202    $ 9.67915        85,223
   01/01/2012 to 05/04/2012...........  $ 9.67915    $10.50550             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.34548    $10.86648     1,046,570
   01/01/2007 to 12/31/2007...........  $10.86648    $11.61914     1,857,184
   01/01/2008 to 12/31/2008...........  $11.61914    $ 8.12177     2,749,996
   01/01/2009 to 12/31/2009...........  $ 8.12177    $ 9.81762     5,945,452
   01/01/2010 to 12/31/2010...........  $ 9.81762    $10.81044     5,652,783
   01/01/2011 to 12/31/2011...........  $10.81044    $10.46997     5,046,150
   01/01/2012 to 12/31/2012...........  $10.46997    $11.54487     4,764,301
   01/01/2013 to 12/31/2013...........  $11.54487    $13.31596     4,304,492
   01/01/2014 to 12/31/2014...........  $13.31596    $13.90632     4,000,044
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99783    $ 9.14700     2,561,870
   01/01/2012 to 12/31/2012...........  $ 9.14700    $10.03408     2,379,956
   01/01/2013 to 12/31/2013...........  $10.03408    $10.90494     2,212,214
   01/01/2014 to 12/31/2014...........  $10.90494    $11.21444     2,015,807
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99837    $10.47749        26,572
   01/01/2014 to 12/31/2014...........  $10.47749    $10.63953        36,666

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99891    $ 9.36266            0
   01/01/2010 to 12/31/2010...........  $ 9.36266    $10.14987            0
   01/01/2011 to 12/31/2011...........  $10.14987    $10.91038            0
   01/01/2012 to 12/31/2012...........  $10.91038    $11.14161            0
   01/01/2013 to 12/31/2013...........  $11.14161    $10.84804            0
   01/01/2014 to 12/31/2014...........  $10.84804    $10.68438            0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99838    $12.01642       62,697
   01/01/2009 to 12/31/2009...........  $12.01642    $11.06804       84,267
   01/01/2010 to 12/31/2010...........  $11.06804    $12.06476       34,821
   01/01/2011 to 12/31/2011...........  $12.06476    $13.43484       16,829
   01/01/2012 to 12/31/2012...........  $13.43484    $13.92390       13,819
   01/01/2013 to 12/31/2013...........  $13.92390    $13.22183       11,840
   01/01/2014 to 12/31/2014...........  $13.22183    $13.30767        6,204
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99838    $12.08513       91,073
   01/01/2009 to 12/31/2009...........  $12.08513    $10.93579       85,471
   01/01/2010 to 12/31/2010...........  $10.93579    $11.93948       65,479
   01/01/2011 to 12/31/2011...........  $11.93948    $13.57548       53,824
   01/01/2012 to 12/31/2012...........  $13.57548    $14.08871       36,382
   01/01/2013 to 12/31/2013...........  $14.08871    $13.14508       32,317
   01/01/2014 to 12/31/2014...........  $13.14508    $13.43680        7,974
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99891    $ 8.77441        7,864
   01/01/2010 to 12/31/2010...........  $ 8.77441    $ 9.62130       76,880
   01/01/2011 to 12/31/2011...........  $ 9.62130    $11.19462       26,646
   01/01/2012 to 12/31/2012...........  $11.19462    $11.66835            0
   01/01/2013 to 12/31/2013...........  $11.66835    $10.69415            0
   01/01/2014 to 12/31/2014...........  $10.69415    $11.13020            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99783    $10.99032      105,601
   01/01/2011 to 12/31/2011...........  $10.99032    $12.96252       48,721
   01/01/2012 to 12/31/2012...........  $12.96252    $13.57145        6,233
   01/01/2013 to 12/31/2013...........  $13.57145    $12.37384            0
   01/01/2014 to 12/31/2014...........  $12.37384    $13.06296            0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99837    $12.00089       82,356
   01/01/2012 to 12/31/2012...........  $12.00089    $12.45321       94,433
   01/01/2013 to 12/31/2013...........  $12.45321    $11.01920            0
   01/01/2014 to 12/31/2014...........  $11.01920    $11.92330          507
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99784    $10.38193       88,302
   01/01/2013 to 12/31/2013...........  $10.38193    $ 9.14025      205,462
   01/01/2014 to 12/31/2014...........  $ 9.14025    $10.09182      108,397
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........  $ 9.99891    $ 8.73519      114,189
   01/01/2014 to 12/31/2014...........  $ 8.73519    $ 9.81343       79,453
AST BOND PORTFOLIO 2025
   01/02/2014* to 12/31/2014..........  $ 9.99891    $11.28431       28,239
AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14514    $10.29615            0
   01/01/2010 to 12/31/2010...........  $10.29615    $11.47968        3,609
   01/01/2011 to 12/31/2011...........  $11.47968    $10.59405        5,291
   01/01/2012 to 12/31/2012...........  $10.59405    $11.76047        5,622
   01/01/2013 to 12/31/2013...........  $11.76047    $15.15374        3,623
   01/01/2014 to 12/31/2014...........  $15.15374    $16.38173        3,602

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.51414    $11.15035     3,020,338
   01/01/2007 to 12/31/2007...........  $11.15035    $11.99410     4,800,837
   01/01/2008 to 12/31/2008...........  $11.99410    $ 7.65036     5,333,371
   01/01/2009 to 12/31/2009...........  $ 7.65036    $ 9.40019     7,061,251
   01/01/2010 to 12/31/2010...........  $ 9.40019    $10.44844     7,048,991
   01/01/2011 to 12/31/2011...........  $10.44844    $ 9.99527     5,733,047
   01/01/2012 to 12/31/2012...........  $ 9.99527    $11.14375     5,794,095
   01/01/2013 to 12/31/2013...........  $11.14375    $13.40316     5,561,564
   01/01/2014 to 12/31/2014...........  $13.40316    $14.05954     5,159,637
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99837    $11.63153        31,921
   01/01/2014 to 12/31/2014...........  $11.63153    $12.95539        33,950
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.13532    $16.06675        14,159
   01/01/2007 to 12/31/2007...........  $16.06675    $12.60975        76,450
   01/01/2008 to 12/31/2008...........  $12.60975    $ 8.02896        75,117
   01/01/2009 to 12/31/2009...........  $ 8.02896    $10.38472        87,073
   01/01/2010 to 12/31/2010...........  $10.38472    $13.10236        94,967
   01/01/2011 to 12/31/2011...........  $13.10236    $13.69242        82,479
   01/01/2012 to 12/31/2012...........  $13.69242    $15.48378        75,109
   01/01/2013 to 12/31/2013...........  $15.48378    $15.65571        74,990
   01/01/2014 to 12/31/2014...........  $15.65571    $20.09379        62,999
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.24045    $11.74897         6,057
   01/01/2007 to 12/31/2007...........  $11.74897    $ 9.47088        57,788
   01/01/2008 to 07/18/2008...........  $ 9.47088    $ 8.66249             0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99837    $ 9.66843             0
   01/01/2014 to 12/31/2014...........  $ 9.66843    $ 9.96248             0
AST FI PYRAMIS QUANTITATIVE PORTFOLIO
FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04545    $10.55436       156,541
   01/01/2007 to 12/31/2007...........  $10.55436    $11.23166       409,967
   01/01/2008 to 12/31/2008...........  $11.23166    $ 7.21381       688,157
   01/01/2009 to 12/31/2009...........  $ 7.21381    $ 8.75917       959,767
   01/01/2010 to 12/31/2010...........  $ 8.75917    $ 9.82091       988,494
   01/01/2011 to 12/31/2011...........  $ 9.82091    $ 9.48371       824,369
   01/01/2012 to 12/31/2012...........  $ 9.48371    $10.28626       894,329
   01/01/2013 to 12/31/2013...........  $10.28626    $11.57315       804,851
   01/01/2014 to 12/31/2014...........  $11.57315    $11.70382       732,549
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10352    $ 7.49088        11,709
   01/01/2009 to 12/31/2009...........  $ 7.49088    $ 8.90312       114,516
   01/01/2010 to 12/31/2010...........  $ 8.90312    $ 9.89157       116,182
   01/01/2011 to 12/31/2011...........  $ 9.89157    $ 9.45811       119,039
   01/01/2012 to 12/31/2012...........  $ 9.45811    $10.53678       152,023
   01/01/2013 to 12/31/2013...........  $10.53678    $12.31616       199,850
   01/01/2014 to 12/31/2014...........  $12.31616    $12.76514       194,615
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99838    $ 7.46235        40,879
   01/01/2009 to 11/13/2009...........  $ 7.46235    $ 8.32337             0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99838    $10.72518       759,424
   01/01/2013 to 12/31/2013...........  $10.72518    $13.08809       715,493
   01/01/2014 to 12/31/2014...........  $13.08809    $13.23926       669,670

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99837    $10.79329       44,924
   01/01/2014 to 12/31/2014...........  $10.79329    $10.85243       48,587
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17506    $ 6.10468        4,200
   01/01/2009 to 12/31/2009...........  $ 6.10468    $ 8.08576        8,784
   01/01/2010 to 12/31/2010...........  $ 8.08576    $ 9.52851       10,875
   01/01/2011 to 12/31/2011...........  $ 9.52851    $ 8.87118        7,211
   01/01/2012 to 12/31/2012...........  $ 8.87118    $11.02821        9,204
   01/01/2013 to 12/31/2013...........  $11.02821    $11.28195       16,945
   01/01/2014 to 12/31/2014...........  $11.28195    $12.60075        4,157
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.23457    $11.57079        6,888
   01/01/2007 to 12/31/2007...........  $11.57079    $12.92987       16,007
   01/01/2008 to 12/31/2008...........  $12.92987    $ 7.57143       17,301
   01/01/2009 to 12/31/2009...........  $ 7.57143    $11.08988       49,111
   01/01/2010 to 12/31/2010...........  $11.08988    $11.99104       51,553
   01/01/2011 to 12/31/2011...........  $11.99104    $11.29110       28,018
   01/01/2012 to 12/31/2012...........  $11.29110    $13.25718       28,254
   01/01/2013 to 12/31/2013...........  $13.25718    $16.86244       44,894
   01/01/2014 to 02/07/2014...........  $16.86244    $16.58333            0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.64625    $11.77136        9,710
   01/01/2007 to 12/31/2007...........  $11.77136    $12.13101      238,497
   01/01/2008 to 12/31/2008...........  $12.13101    $ 7.05356      228,304
   01/01/2009 to 12/31/2009...........  $ 7.05356    $ 8.24220      395,031
   01/01/2010 to 12/31/2010...........  $ 8.24220    $ 9.12197      368,229
   01/01/2011 to 12/31/2011...........  $ 9.12197    $ 8.44979      366,589
   01/01/2012 to 12/31/2012...........  $ 8.44979    $ 9.91302      308,988
   01/01/2013 to 12/31/2013...........  $ 9.91302    $12.97859      311,948
   01/01/2014 to 12/31/2014...........  $12.97859    $14.39506      174,537
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.11533    $10.99262       10,786
   01/01/2007 to 12/31/2007...........  $10.99262    $12.86093       31,283
   01/01/2008 to 12/31/2008...........  $12.86093    $ 7.46504       38,476
   01/01/2009 to 12/31/2009...........  $ 7.46504    $11.49714       50,576
   01/01/2010 to 12/31/2010...........  $11.49714    $13.50650       53,437
   01/01/2011 to 12/31/2011...........  $13.50650    $12.84773       41,030
   01/01/2012 to 12/31/2012...........  $12.84773    $15.06598       43,172
   01/01/2013 to 12/31/2013...........  $15.06598    $19.52547       45,442
   01/01/2014 to 12/31/2014...........  $19.52547    $21.34921       47,294
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08919    $ 7.59959      116,091
   01/01/2009 to 12/31/2009...........  $ 7.59959    $ 9.19270      375,735
   01/01/2010 to 12/31/2010...........  $ 9.19270    $10.05774      363,119
   01/01/2011 to 12/31/2011...........  $10.05774    $ 9.81078      361,319
   01/01/2012 to 12/31/2012...........  $ 9.81078    $10.59247      296,148
   01/01/2013 to 12/31/2013...........  $10.59247    $11.40471      253,191
   01/01/2014 to 12/31/2014...........  $11.40471    $11.63291      231,002
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03326    $ 7.62852        2,952
   01/01/2009 to 12/31/2009...........  $ 7.62852    $ 9.48684       12,889
   01/01/2010 to 12/31/2010...........  $ 9.48684    $11.79052       51,389
   01/01/2011 to 12/31/2011...........  $11.79052    $11.71022       18,168
   01/01/2012 to 12/31/2012...........  $11.71022    $13.28156       20,688
   01/01/2013 to 12/31/2013...........  $13.28156    $18.07502       77,722
   01/01/2014 to 12/31/2014...........  $18.07502    $18.99611       44,190

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HERNDON LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.53987    $12.75305        29,526
   01/01/2007 to 12/31/2007...........  $12.75305    $12.64902       189,557
   01/01/2008 to 12/31/2008...........  $12.64902    $ 7.77505       155,958
   01/01/2009 to 12/31/2009...........  $ 7.77505    $ 9.01434       156,120
   01/01/2010 to 12/31/2010...........  $ 9.01434    $ 9.93724       144,108
   01/01/2011 to 12/31/2011...........  $ 9.93724    $ 9.69471       143,677
   01/01/2012 to 12/31/2012...........  $ 9.69471    $10.77810       135,757
   01/01/2013 to 12/31/2013...........  $10.77810    $14.22606       132,909
   01/01/2014 to 12/31/2014...........  $14.22606    $14.16445       131,096
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.08544    $10.63693        11,024
   01/01/2007 to 12/31/2007...........  $10.63693    $10.68590        18,825
   01/01/2008 to 12/31/2008...........  $10.68590    $ 7.80022        25,367
   01/01/2009 to 12/31/2009...........  $ 7.80022    $10.36610        46,663
   01/01/2010 to 12/31/2010...........  $10.36610    $11.53495        41,207
   01/01/2011 to 12/31/2011...........  $11.53495    $11.66806        48,460
   01/01/2012 to 12/31/2012...........  $11.66806    $13.02596        53,505
   01/01/2013 to 12/31/2013...........  $13.02596    $13.68754        48,598
   01/01/2014 to 12/31/2014...........  $13.68754    $13.76235        44,179
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99189    $10.58416        15,051
   01/01/2007 to 12/31/2007...........  $10.58416    $12.35238        90,346
   01/01/2008 to 12/31/2008...........  $12.35238    $ 6.02671       133,364
   01/01/2009 to 12/31/2009...........  $ 6.02671    $ 7.99362       156,357
   01/01/2010 to 12/31/2010...........  $ 7.99362    $ 8.97315       142,792
   01/01/2011 to 12/31/2011...........  $ 8.97315    $ 7.66043       116,530
   01/01/2012 to 12/31/2012...........  $ 7.66043    $ 9.03951        96,195
   01/01/2013 to 12/31/2013...........  $ 9.03951    $10.55122        75,763
   01/01/2014 to 12/31/2014...........  $10.55122    $ 9.77282        66,655
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.01004    $10.84662        35,107
   01/01/2007 to 12/31/2007...........  $10.84662    $12.52596        92,306
   01/01/2008 to 12/31/2008...........  $12.52596    $ 6.87641        99,523
   01/01/2009 to 12/31/2009...........  $ 6.87641    $ 8.79761        94,195
   01/01/2010 to 12/31/2010...........  $ 8.79761    $ 9.58113        88,078
   01/01/2011 to 12/31/2011...........  $ 9.58113    $ 8.21462        78,075
   01/01/2012 to 12/31/2012...........  $ 8.21462    $ 9.39636        75,787
   01/01/2013 to 12/31/2013...........  $ 9.39636    $11.00543        74,168
   01/01/2014 to 12/31/2014...........  $11.00543    $10.06627        61,656
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........  $ 9.99838    $10.70083     4,682,502
   01/01/2009 to 12/31/2009...........  $10.70083    $11.67692     2,124,345
   01/01/2010 to 12/31/2010...........  $11.67692    $12.68549     1,168,165
   01/01/2011 to 12/31/2011...........  $12.68549    $13.98483     3,388,371
   01/01/2012 to 12/31/2012...........  $13.98483    $14.99920     1,858,678
   01/01/2013 to 12/31/2013...........  $14.99920    $14.23708     1,055,361
   01/01/2014 to 12/31/2014...........  $14.23708    $14.89713       967,866
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11170    $ 7.12455        39,125
   01/01/2009 to 12/31/2009...........  $ 7.12455    $ 8.84741       128,171
   01/01/2010 to 12/31/2010...........  $ 8.84741    $ 9.87243       141,753
   01/01/2011 to 12/31/2011...........  $ 9.87243    $ 9.62404       124,364
   01/01/2012 to 12/31/2012...........  $ 9.62404    $10.71671       140,104
   01/01/2013 to 12/31/2013...........  $10.71671    $12.21717       128,730
   01/01/2014 to 12/31/2014...........  $12.21717    $12.73989       126,433

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.10914    $12.79052       46,067
   01/01/2007 to 12/31/2007...........  $12.79052    $13.72201       88,420
   01/01/2008 to 12/31/2008...........  $13.72201    $ 7.88578      116,313
   01/01/2009 to 12/31/2009...........  $ 7.88578    $10.50517      143,651
   01/01/2010 to 12/31/2010...........  $10.50517    $11.03780      129,026
   01/01/2011 to 12/31/2011...........  $11.03780    $ 9.83134      125,803
   01/01/2012 to 12/31/2012...........  $ 9.83134    $11.74996      124,436
   01/01/2013 to 12/31/2013...........  $11.74996    $13.28916      139,693
   01/01/2014 to 12/31/2014...........  $13.28916    $12.19916      111,250
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.93985    $11.54409       16,048
   01/01/2007 to 12/31/2007...........  $11.54409    $11.53629      128,261
   01/01/2008 to 12/31/2008...........  $11.53629    $ 9.31756      386,053
   01/01/2009 to 12/31/2009...........  $ 9.31756    $11.14647      582,874
   01/01/2010 to 12/31/2010...........  $11.14647    $11.72786      603,595
   01/01/2011 to 12/31/2011...........  $11.72786    $11.52499      480,501
   01/01/2012 to 12/31/2012...........  $11.52499    $12.50989      437,810
   01/01/2013 to 12/31/2013...........  $12.50989    $13.61768      390,388
   01/01/2014 to 12/31/2014...........  $13.61768    $14.07806      349,861
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08376    $10.28632        1,364
   01/01/2010 to 12/31/2010...........  $10.28632    $11.22592          874
   01/01/2011 to 12/31/2011...........  $11.22592    $11.07902       16,790
   01/01/2012 to 12/31/2012...........  $11.07902    $12.51096       21,265
   01/01/2013 to 12/31/2013...........  $12.51096    $16.74199       27,850
   01/01/2014 to 12/31/2014...........  $16.74199    $17.97368       57,774
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.07993    $12.22726       47,535
   01/01/2007 to 12/31/2007...........  $12.22726    $11.62816       52,330
   01/01/2008 to 12/31/2008...........  $11.62816    $ 6.66999       71,598
   01/01/2009 to 12/31/2009...........  $ 6.66999    $ 7.81007       69,788
   01/01/2010 to 12/31/2010...........  $ 7.81007    $ 8.66458       56,880
   01/01/2011 to 12/31/2011...........  $ 8.66458    $ 8.13952       55,857
   01/01/2012 to 12/31/2012...........  $ 8.13952    $ 9.32719       61,834
   01/01/2013 to 12/31/2013...........  $ 9.32719    $12.78940       74,301
   01/01/2014 to 12/31/2014...........  $12.78940    $14.26226       65,264
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.15276    $11.43214       74,326
   01/01/2007 to 12/31/2007...........  $11.43214    $12.88395      154,005
   01/01/2008 to 12/31/2008...........  $12.88395    $ 7.11622      179,095
   01/01/2009 to 12/31/2009...........  $ 7.11622    $ 9.05285      209,647
   01/01/2010 to 12/31/2010...........  $ 9.05285    $10.62849      194,264
   01/01/2011 to 12/31/2011...........  $10.62849    $10.32516      172,784
   01/01/2012 to 12/31/2012...........  $10.32516    $11.36411      148,698
   01/01/2013 to 12/31/2013...........  $11.36411    $15.22043      139,121
   01/01/2014 to 12/31/2014...........  $15.22043    $16.50219      117,477
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.21082    $10.68176       23,977
   01/01/2007 to 12/31/2007...........  $10.68176    $11.10865       99,091
   01/01/2008 to 12/31/2008...........  $11.10865    $ 8.35835       89,519
   01/01/2009 to 12/31/2009...........  $ 8.35835    $11.03009       94,110
   01/01/2010 to 12/31/2010...........  $11.03009    $12.26448       87,418
   01/01/2011 to 12/31/2011...........  $12.26448    $13.24736       91,403
   01/01/2012 to 12/31/2012...........  $13.24736    $13.75731       93,149
   01/01/2013 to 12/31/2013...........  $13.75731    $13.21768       91,572
   01/01/2014 to 12/31/2014...........  $13.21768    $13.78643       91,673

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.44442    $12.73424       16,129
   01/01/2007 to 12/31/2007...........  $12.73424    $13.65679       42,636
   01/01/2008 to 12/31/2008...........  $13.65679    $ 8.83785       67,057
   01/01/2009 to 12/31/2009...........  $ 8.83785    $11.39455       69,641
   01/01/2010 to 12/31/2010...........  $11.39455    $12.51694       66,775
   01/01/2011 to 12/31/2011...........  $12.51694    $11.88737       55,650
   01/01/2012 to 12/31/2012...........  $11.88737    $14.34349       40,643
   01/01/2013 to 12/31/2013...........  $14.34349    $17.94830       44,837
   01/01/2014 to 12/31/2014...........  $17.94830    $18.23517       52,833
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.05617    $11.53646        6,886
   01/01/2007 to 12/31/2007...........  $11.53646    $13.01784       49,895
   01/01/2008 to 12/31/2008...........  $13.01784    $ 8.12919       47,298
   01/01/2009 to 12/31/2009...........  $ 8.12919    $ 9.90685       49,466
   01/01/2010 to 12/31/2010...........  $ 9.90685    $10.95423       54,189
   01/01/2011 to 12/31/2011...........  $10.95423    $10.67597       33,720
   01/01/2012 to 12/31/2012...........  $10.67597    $12.25442       35,109
   01/01/2013 to 12/31/2013...........  $12.25442    $16.42420       55,647
   01/01/2014 to 12/31/2014...........  $16.42420    $17.50473       24,629
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99838    $10.18480            0
   01/01/2013 to 12/31/2013...........  $10.18480    $13.43053        8,046
   01/01/2014 to 12/31/2014...........  $13.43053    $14.51254        8,125
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.05873    $11.56440        3,419
   01/01/2007 to 12/31/2007...........  $11.56440    $11.64848       15,255
   01/01/2008 to 12/31/2008...........  $11.64848    $ 7.06599       20,070
   01/01/2009 to 12/31/2009...........  $ 7.06599    $ 9.62124       20,667
   01/01/2010 to 12/31/2010...........  $ 9.62124    $11.65953       22,107
   01/01/2011 to 12/31/2011...........  $11.65953    $11.03672       14,167
   01/01/2012 to 12/31/2012...........  $11.03672    $12.81203       10,373
   01/01/2013 to 12/31/2013...........  $12.81203    $16.63249        9,196
   01/01/2014 to 12/31/2014...........  $16.63249    $18.74732        1,694
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99955    $10.18783       53,526
   01/01/2007 to 12/31/2007...........  $10.18783    $10.47687       61,563
   01/01/2008 to 12/31/2008...........  $10.47687    $10.52918      273,830
   01/01/2009 to 12/31/2009...........  $10.52918    $10.34785      586,507
   01/01/2010 to 12/31/2010...........  $10.34785    $10.14728      315,255
   01/01/2011 to 12/31/2011...........  $10.14728    $ 9.95080      345,766
   01/01/2012 to 12/31/2012...........  $ 9.95080    $ 9.75612      341,542
   01/01/2013 to 12/31/2013...........  $ 9.75612    $ 9.56479      140,008
   01/01/2014 to 12/31/2014...........  $ 9.56479    $ 9.37722       87,534
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.66544    $11.78698       22,317
   01/01/2007 to 12/31/2007...........  $11.78698    $11.92093       51,226
   01/01/2008 to 12/31/2008...........  $11.92093    $ 6.74815       54,087
   01/01/2009 to 12/31/2009...........  $ 6.74815    $ 9.30482       64,787
   01/01/2010 to 12/31/2010...........  $ 9.30482    $11.26042       54,472
   01/01/2011 to 12/31/2011...........  $11.26042    $10.76561       53,309
   01/01/2012 to 12/31/2012...........  $10.76561    $12.36201       56,155
   01/01/2013 to 12/31/2013...........  $12.36201    $17.21092       74,684
   01/01/2014 to 12/31/2014...........  $17.21092    $19.27797       66,820
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02828    $10.06526        1,126
   01/01/2012 to 12/31/2012...........  $10.06526    $10.34839       59,585
   01/01/2013 to 12/31/2013...........  $10.34839    $ 9.85789       10,265
   01/01/2014 to 12/31/2014...........  $ 9.85789    $10.16237       11,950

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.37076    $12.64173        11,584
   01/01/2007 to 12/31/2007...........  $12.64173    $15.14430       113,400
   01/01/2008 to 12/31/2008...........  $15.14430    $ 8.43558       120,168
   01/01/2009 to 12/31/2009...........  $ 8.43558    $10.73369       134,535
   01/01/2010 to 12/31/2010...........  $10.73369    $13.54107       171,807
   01/01/2011 to 12/31/2011...........  $13.54107    $13.49978       132,082
   01/01/2012 to 12/31/2012...........  $13.49978    $14.87354       113,107
   01/01/2013 to 12/31/2013...........  $14.87354    $19.33726       125,672
   01/01/2014 to 12/31/2014...........  $19.33726    $20.46318       115,458
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.50804    $10.86446        18,875
   01/01/2007 to 12/31/2007...........  $10.86446    $12.64347        24,119
   01/01/2008 to 12/31/2008...........  $12.64347    $ 7.12239        25,973
   01/01/2009 to 12/31/2009...........  $ 7.12239    $ 8.55827        34,175
   01/01/2010 to 12/31/2010...........  $ 8.55827    $10.09108        32,545
   01/01/2011 to 04/29/2011...........  $10.09108    $11.30707             0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99838    $10.30158        81,008
   01/01/2013 to 12/31/2013...........  $10.30158    $12.00993        68,106
   01/01/2014 to 12/31/2014...........  $12.00993    $12.37947        64,156
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10112    $ 5.56591        19,671
   01/01/2009 to 12/31/2009...........  $ 5.56591    $ 9.08638       170,536
   01/01/2010 to 12/31/2010...........  $ 9.08638    $10.89213       190,362
   01/01/2011 to 12/31/2011...........  $10.89213    $ 8.51405       147,056
   01/01/2012 to 12/31/2012...........  $ 8.51405    $ 9.84347       149,372
   01/01/2013 to 12/31/2013...........  $ 9.84347    $ 9.67202       164,692
   01/01/2014 to 12/31/2014...........  $ 9.67202    $ 9.03829        66,829
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.03889    $10.20929         4,598
   01/01/2007 to 12/31/2007...........  $10.20929    $10.68853        21,760
   01/01/2008 to 12/31/2008...........  $10.68853    $10.59575       102,544
   01/01/2009 to 12/31/2009...........  $10.59575    $11.45066       146,216
   01/01/2010 to 12/31/2010...........  $11.45066    $11.66376       163,847
   01/01/2011 to 12/31/2011...........  $11.66376    $11.69252       206,500
   01/01/2012 to 12/31/2012...........  $11.69252    $12.00101       213,959
   01/01/2013 to 12/31/2013...........  $12.00101    $11.50979       191,217
   01/01/2014 to 12/31/2014...........  $11.50979    $11.27327       164,606
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97103    $10.28172        64,090
   01/01/2007 to 12/31/2007...........  $10.28172    $10.91649       226,167
   01/01/2008 to 12/31/2008...........  $10.91649    $10.46055       275,747
   01/01/2009 to 12/31/2009...........  $10.46055    $11.95037       589,127
   01/01/2010 to 12/31/2010...........  $11.95037    $12.62027       690,427
   01/01/2011 to 12/31/2011...........  $12.62027    $12.76640       619,970
   01/01/2012 to 12/31/2012...........  $12.76640    $13.68232       590,891
   01/01/2013 to 12/31/2013...........  $13.68232    $13.16753       496,719
   01/01/2014 to 12/31/2014...........  $13.16753    $13.45558       363,693
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.19670    $10.62171       193,286
   01/01/2007 to 12/31/2007...........  $10.62171    $11.32027       462,408
   01/01/2008 to 12/31/2008...........  $11.32027    $ 8.93562     1,347,367
   01/01/2009 to 12/31/2009...........  $ 8.93562    $10.51580     3,387,171
   01/01/2010 to 12/31/2010...........  $10.51580    $11.39953     3,342,275
   01/01/2011 to 12/31/2011...........  $11.39953    $11.28767     3,067,168
   01/01/2012 to 12/31/2012...........  $11.28767    $12.21401     2,917,636
   01/01/2013 to 12/31/2013...........  $12.21401    $13.07757     2,580,011
   01/01/2014 to 12/31/2014...........  $13.07757    $13.56155     2,231,114

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01829    $10.06516             0
   01/01/2012 to 12/31/2012...........  $10.06516    $10.56916         2,546
   01/01/2013 to 12/31/2013...........  $10.56916    $10.12224        25,952
   01/01/2014 to 12/31/2014...........  $10.12224    $10.52520        31,880
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.16515    $10.45581       171,825
   01/01/2007 to 12/31/2007...........  $10.45581    $11.42010       733,717
   01/01/2008 to 12/31/2008...........  $11.42010    $ 6.63806     1,046,795
   01/01/2009 to 12/31/2009...........  $ 6.63806    $ 8.19841     1,894,696
   01/01/2010 to 12/31/2010...........  $ 8.19841    $ 9.56644     1,969,413
   01/01/2011 to 12/31/2011...........  $ 9.56644    $ 8.79623     1,363,057
   01/01/2012 to 12/31/2012...........  $ 8.79623    $ 9.73774     1,518,836
   01/01/2013 to 12/31/2013...........  $ 9.73774    $11.17223     1,352,995
   01/01/2014 to 12/31/2014...........  $11.17223    $11.96055     1,315,331
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.64027    $11.45078         3,096
   01/01/2007 to 12/31/2007...........  $11.45078    $11.45877        20,820
   01/01/2008 to 12/31/2008...........  $11.45877    $ 6.88447        38,550
   01/01/2009 to 12/31/2009...........  $ 6.88447    $ 8.22238        47,462
   01/01/2010 to 12/31/2010...........  $ 8.22238    $ 9.27431        44,819
   01/01/2011 to 12/31/2011...........  $ 9.27431    $ 9.40705        44,044
   01/01/2012 to 12/31/2012...........  $ 9.40705    $10.95646        38,467
   01/01/2013 to 12/31/2013...........  $10.95646    $14.22503        48,287
   01/01/2014 to 12/31/2014...........  $14.22503    $16.34662        65,598
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99837    $ 8.88098             0
   01/01/2012 to 12/31/2012...........  $ 8.88098    $ 9.85218             0
   01/01/2013 to 12/31/2013...........  $ 9.85218    $11.82239             0
   01/01/2014 to 12/31/2014...........  $11.82239    $12.34402             0
AST RCM WORLD TRENDS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08101    $ 7.33101       379,551
   01/01/2009 to 12/31/2009...........  $ 7.33101    $ 8.86828       876,771
   01/01/2010 to 12/31/2010...........  $ 8.86828    $ 9.73060       889,197
   01/01/2011 to 12/31/2011...........  $ 9.73060    $ 9.36678       787,948
   01/01/2012 to 12/31/2012...........  $ 9.36678    $10.12706       845,384
   01/01/2013 to 12/31/2013...........  $10.12706    $11.16345       668,051
   01/01/2014 to 12/31/2014...........  $11.16345    $11.50703       580,591
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09919    $ 6.68342       165,849
   01/01/2009 to 12/31/2009...........  $ 6.68342    $ 8.31169       485,836
   01/01/2010 to 12/31/2010...........  $ 8.31169    $ 9.31755       486,292
   01/01/2011 to 12/31/2011...........  $ 9.31755    $ 8.91687       359,184
   01/01/2012 to 12/31/2012...........  $ 8.91687    $10.13196       440,636
   01/01/2013 to 12/31/2013...........  $10.13196    $11.72716       410,475
   01/01/2014 to 12/31/2014...........  $11.72716    $12.12172       371,390
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.46891    $11.06202        21,122
   01/01/2007 to 12/31/2007...........  $11.06202    $11.81124        72,333
   01/01/2008 to 12/31/2008...........  $11.81124    $ 8.08343       191,148
   01/01/2009 to 12/31/2009...........  $ 8.08343    $10.09749       362,933
   01/01/2010 to 12/31/2010...........  $10.09749    $11.06899       463,819
   01/01/2011 to 12/31/2011...........  $11.06899    $10.48542       379,473
   01/01/2012 to 12/31/2012...........  $10.48542    $11.42439       363,125
   01/01/2013 to 12/31/2013...........  $11.42439    $12.81333       344,648
   01/01/2014 to 12/31/2014...........  $12.81333    $12.94343       325,280

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.18344    $12.09814         7,642
   01/01/2007 to 12/31/2007...........  $12.09814    $13.18937        21,648
   01/01/2008 to 12/31/2008...........  $13.18937    $ 7.22906        19,587
   01/01/2009 to 12/31/2009...........  $ 7.22906    $ 9.40232        35,432
   01/01/2010 to 12/31/2010...........  $ 9.40232    $12.21815        33,322
   01/01/2011 to 12/31/2011...........  $12.21815    $10.40817        61,481
   01/01/2012 to 12/31/2012...........  $10.40817    $12.25201        64,255
   01/01/2013 to 12/31/2013...........  $12.25201    $16.91414        63,124
   01/01/2014 to 12/31/2014...........  $16.91414    $17.40177        54,000
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90486    $ 9.89252         7,429
   01/01/2007 to 12/31/2007...........  $ 9.89252    $10.39092         7,373
   01/01/2008 to 12/31/2008...........  $10.39092    $ 6.62159        11,829
   01/01/2009 to 12/31/2009...........  $ 6.62159    $ 8.69297        21,177
   01/01/2010 to 12/31/2010...........  $ 8.69297    $11.62640        12,981
   01/01/2011 to 12/31/2011...........  $11.62640    $11.28700        14,569
   01/01/2012 to 12/31/2012...........  $11.28700    $12.41265        14,922
   01/01/2013 to 12/31/2013...........  $12.41265    $16.44967        15,992
   01/01/2014 to 12/31/2014...........  $16.44967    $16.74306        16,073
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.95952    $12.49653        27,594
   01/01/2007 to 12/31/2007...........  $12.49653    $11.56307        69,073
   01/01/2008 to 12/31/2008...........  $11.56307    $ 7.96731        96,050
   01/01/2009 to 12/31/2009...........  $ 7.96731    $ 9.92002       100,896
   01/01/2010 to 12/31/2010...........  $ 9.92002    $12.25369        88,868
   01/01/2011 to 12/31/2011...........  $12.25369    $11.29575        81,692
   01/01/2012 to 12/31/2012...........  $11.29575    $13.08511        72,140
   01/01/2013 to 12/31/2013...........  $13.08511    $17.62661        68,000
   01/01/2014 to 12/31/2014...........  $17.62661    $18.19129        55,807
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.70312    $11.38999        21,370
   01/01/2007 to 12/31/2007...........  $11.38999    $11.87148       806,006
   01/01/2008 to 12/31/2008...........  $11.87148    $ 8.61898     1,103,798
   01/01/2009 to 12/31/2009...........  $ 8.61898    $10.48975     1,351,433
   01/01/2010 to 12/31/2010...........  $10.48975    $11.47036     1,375,810
   01/01/2011 to 12/31/2011...........  $11.47036    $11.46887     1,177,868
   01/01/2012 to 12/31/2012...........  $11.46887    $12.76116     1,287,000
   01/01/2013 to 12/31/2013...........  $12.76116    $14.61687     1,160,351
   01/01/2014 to 12/31/2014...........  $14.61687    $15.17293     1,124,054
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.01876    $12.23446        21,928
   01/01/2007 to 12/31/2007...........  $12.23446    $11.56559       234,374
   01/01/2008 to 12/31/2008...........  $11.56559    $ 6.58939       185,271
   01/01/2009 to 12/31/2009...........  $ 6.58939    $ 7.99756       216,991
   01/01/2010 to 12/31/2010...........  $ 7.99756    $ 8.87911       214,785
   01/01/2011 to 12/31/2011...........  $ 8.87911    $ 8.56256       210,398
   01/01/2012 to 12/31/2012...........  $ 8.56256    $ 9.84254       220,794
   01/01/2013 to 12/31/2013...........  $ 9.84254    $12.51408       227,485
   01/01/2014 to 12/31/2014...........  $12.51408    $13.18480       219,558

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.93989    $10.44494        32,974
   01/01/2007 to 12/31/2007...........  $10.44494    $11.08230        57,350
   01/01/2008 to 12/31/2008...........  $11.08230    $ 6.45716        85,741
   01/01/2009 to 12/31/2009...........  $ 6.45716    $ 9.70941       152,809
   01/01/2010 to 12/31/2010...........  $ 9.70941    $11.02414       123,355
   01/01/2011 to 12/31/2011...........  $11.02414    $10.62508       117,954
   01/01/2012 to 12/31/2012...........  $10.62508    $12.24799       112,648
   01/01/2013 to 12/31/2013...........  $12.24799    $17.29463       102,273
   01/01/2014 to 12/31/2014...........  $17.29463    $18.37052        96,503
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.75887    $13.29851        13,035
   01/01/2007 to 12/31/2007...........  $13.29851    $18.31759        35,052
   01/01/2008 to 12/31/2008...........  $18.31759    $ 8.98133        36,153
   01/01/2009 to 12/31/2009...........  $ 8.98133    $13.15053        51,255
   01/01/2010 to 12/31/2010...........  $13.15053    $15.52981        52,620
   01/01/2011 to 12/31/2011...........  $15.52981    $12.95425        54,604
   01/01/2012 to 12/31/2012...........  $12.95425    $13.15910        45,331
   01/01/2013 to 12/31/2013...........  $13.15910    $14.88539        33,264
   01/01/2014 to 12/31/2014...........  $14.88539    $13.37329        34,424
AST TEMPLETON GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.54430    $ 9.81863        16,376
   01/01/2007 to 12/31/2007...........  $ 9.81863    $10.55353        35,653
   01/01/2008 to 12/31/2008...........  $10.55353    $10.09452        53,563
   01/01/2009 to 12/31/2009...........  $10.09452    $11.09557        67,136
   01/01/2010 to 12/31/2010...........  $11.09557    $11.50292        60,985
   01/01/2011 to 12/31/2011...........  $11.50292    $11.74276        72,572
   01/01/2012 to 12/31/2012...........  $11.74276    $12.11361        66,688
   01/01/2013 to 12/31/2013...........  $12.11361    $11.43039        58,257
   01/01/2014 to 12/31/2014...........  $11.43039    $11.26871        49,991
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.63310    $11.33625       180,371
   01/01/2007 to 12/31/2007...........  $11.33625    $12.17518       521,702
   01/01/2008 to 12/31/2008...........  $12.17518    $ 6.88390       601,776
   01/01/2009 to 12/31/2009...........  $ 6.88390    $ 8.66769       690,320
   01/01/2010 to 12/31/2010...........  $ 8.66769    $ 9.74160       635,594
   01/01/2011 to 12/31/2011...........  $ 9.74160    $ 9.22075       597,446
   01/01/2012 to 12/31/2012...........  $ 9.22075    $10.03476       628,595
   01/01/2013 to 12/31/2013...........  $10.03476    $11.85510       616,561
   01/01/2014 to 12/31/2014...........  $11.85510    $12.26244       614,396
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99837    $ 9.97564         2,546
   01/01/2008 to 12/31/2008...........  $ 9.97564    $ 9.27033        23,162
   01/01/2009 to 12/31/2009...........  $ 9.27033    $10.14552       108,478
   01/01/2010 to 12/31/2010...........  $10.14552    $10.72220       115,585
   01/01/2011 to 12/31/2011...........  $10.72220    $11.14563       109,867
   01/01/2012 to 12/31/2012...........  $11.14563    $11.78482       126,306
   01/01/2013 to 12/31/2013...........  $11.78482    $11.38119       128,979
   01/01/2014 to 12/31/2014...........  $11.38119    $11.96112       141,441
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07802    $ 6.62871       307,539
   01/01/2009 to 12/31/2009...........  $ 6.62871    $ 8.45254       930,415
   01/01/2010 to 12/31/2010...........  $ 8.45254    $ 9.13538     1,007,771
   01/01/2011 to 12/31/2011...........  $ 9.13538    $ 8.80688       732,911
   01/01/2012 to 09/21/2012...........  $ 8.80688    $ 9.84396             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08890    $ 7.65475        1,158
   01/01/2009 to 12/31/2009...........  $ 7.65475    $ 9.12312        2,135
   01/01/2010 to 12/31/2010...........  $ 9.12312    $10.49725        3,003
   01/01/2011 to 12/31/2011...........  $10.49725    $11.00661        1,842
   01/01/2012 to 12/31/2012...........  $11.00661    $11.96205        2,003
   01/01/2013 to 12/31/2013...........  $11.96205    $15.06423        1,035
   01/01/2014 to 12/31/2014...........  $15.06423    $16.27930          997
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008..........  $10.26792    $ 7.02706        1,103
   01/01/2009 to 12/31/2009...........  $ 7.02706    $ 9.01147        1,000
   01/01/2010 to 12/31/2010...........  $ 9.01147    $10.72454          900
   01/01/2011 to 12/31/2011...........  $10.72454    $11.09282          674
   01/01/2012 to 12/31/2012...........  $11.09282    $13.27826          766
   01/01/2013 to 12/31/2013...........  $13.27826    $18.20822        1,951
   01/01/2014 to 12/31/2014...........  $18.20822    $20.07562          635
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008..........  $10.38561    $ 5.26042       12,847
   01/01/2009 to 12/31/2009...........  $ 5.26042    $ 5.93128       17,604
   01/01/2010 to 12/31/2010...........  $ 5.93128    $ 6.45064       14,971
   01/01/2011 to 12/31/2011...........  $ 6.45064    $ 5.44948       12,654
   01/01/2012 to 12/31/2012...........  $ 5.44948    $ 6.66350        6,613
   01/01/2013 to 12/31/2013...........  $ 6.66350    $ 8.62843        5,986
   01/01/2014 to 12/31/2014...........  $ 8.62843    $ 9.55186        4,647
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008..........  $10.15183    $ 8.31798        2,661
   01/01/2009 to 12/31/2009...........  $ 8.31798    $ 9.74975        5,709
   01/01/2010 to 12/31/2010...........  $ 9.74975    $ 9.83044        5,851
   01/01/2011 to 12/31/2011...........  $ 9.83044    $10.61260        7,507
   01/01/2012 to 12/31/2012...........  $10.61260    $12.21490        5,736
   01/01/2013 to 12/31/2013...........  $12.21490    $16.73671        4,282
   01/01/2014 to 12/31/2014...........  $16.73671    $20.29730        5,025
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008..........  $10.16534    $ 6.08351            0
   01/01/2009 to 12/31/2009...........  $ 6.08351    $ 7.40148        1,667
   01/01/2010 to 12/31/2010...........  $ 7.40148    $ 8.97973        2,459
   01/01/2011 to 12/31/2011...........  $ 8.97973    $ 8.64675        1,646
   01/01/2012 to 12/31/2012...........  $ 8.64675    $ 9.81615        1,636
   01/01/2013 to 12/31/2013...........  $ 9.81615    $13.29885        1,626
   01/01/2014 to 12/31/2014...........  $13.29885    $13.76524            0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11057    $ 6.70176          302
   01/01/2009 to 12/31/2009...........  $ 6.70176    $ 8.52396        1,727
   01/01/2010 to 12/31/2010...........  $ 8.52396    $ 9.45874        1,687
   01/01/2011 to 12/31/2011...........  $ 9.45874    $ 9.56388        1,608
   01/01/2012 to 12/31/2012...........  $ 9.56388    $10.56848        1,262
   01/01/2013 to 12/31/2013...........  $10.56848    $13.53866        1,091
   01/01/2014 to 12/31/2014...........  $13.53866    $14.98899       11,193
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.24135    $ 6.25789        1,046
   01/01/2009 to 12/31/2009...........  $ 6.25789    $ 7.32945        1,462
   01/01/2010 to 12/31/2010...........  $ 7.32945    $ 8.11227        1,472
   01/01/2011 to 12/31/2011...........  $ 8.11227    $ 7.85180        1,461
   01/01/2012 to 12/31/2012...........  $ 7.85180    $ 8.88451        1,433
   01/01/2013 to 12/31/2013...........  $ 8.88451    $11.31411        1,361
   01/01/2014 to 12/31/2014...........  $11.31411    $12.25415        1,347

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.07235    $ 6.18606       1,298
   01/01/2009 to 12/31/2009...........  $ 6.18606    $ 8.38860       1,054
   01/01/2010 to 12/31/2010...........  $ 8.38860    $10.56135       1,064
   01/01/2011 to 12/31/2011...........  $10.56135    $10.05492       3,049
   01/01/2012 to 12/31/2012...........  $10.05492    $11.37355       1,454
   01/01/2013 to 12/31/2013...........  $11.37355    $14.55432       1,263
   01/01/2014 to 12/31/2014...........  $14.55432    $15.10948       1,191
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.18832    $ 6.44994       1,256
   01/01/2009 to 12/31/2009...........  $ 6.44994    $ 8.27567       3,554
   01/01/2010 to 12/31/2010...........  $ 8.27567    $ 9.77276       3,342
   01/01/2011 to 12/31/2011...........  $ 9.77276    $ 9.20548       3,220
   01/01/2012 to 12/31/2012...........  $ 9.20548    $10.51952       3,207
   01/01/2013 to 12/31/2013...........  $10.51952    $13.63000         882
   01/01/2014 to 12/31/2014...........  $13.63000    $14.72382         832
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008..........  $10.25882    $ 5.50600          71
   01/01/2009 to 12/31/2009...........  $ 5.50600    $ 6.90396       2,425
   01/01/2010 to 12/31/2010...........  $ 6.90396    $ 8.44004       3,239
   01/01/2011 to 12/31/2011...........  $ 8.44004    $ 8.66786       2,342
   01/01/2012 to 12/31/2012...........  $ 8.66786    $ 9.95672       4,456
   01/01/2013 to 12/31/2013...........  $ 9.95672    $ 9.77041       4,359
   01/01/2014 to 12/31/2014...........  $ 9.77041    $11.97520       3,735
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11347    $ 6.79469       2,367
   01/01/2009 to 12/31/2009...........  $ 6.79469    $ 8.40472       4,255
   01/01/2010 to 12/31/2010...........  $ 8.40472    $10.35978       4,281
   01/01/2011 to 12/31/2011...........  $10.35978    $10.28708       4,140
   01/01/2012 to 12/31/2012...........  $10.28708    $11.34379       2,435
   01/01/2013 to 12/31/2013...........  $11.34379    $15.61738       2,423
   01/01/2014 to 12/31/2014...........  $15.61738    $15.64381       2,340
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.22847    $ 7.16334           0
   01/01/2009 to 12/31/2009...........  $ 7.16334    $ 8.45568       1,966
   01/01/2010 to 12/31/2010...........  $ 8.45568    $10.12223         713
   01/01/2011 to 12/31/2011...........  $10.12223    $ 9.51684         713
   01/01/2012 to 12/31/2012...........  $ 9.51684    $10.83731         713
   01/01/2013 to 12/31/2013...........  $10.83731    $14.62787         713
   01/01/2014 to 12/31/2014...........  $14.62787    $15.17487         481
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008..........  $10.27804    $ 7.25268       1,447
   01/01/2009 to 12/31/2009...........  $ 7.25268    $ 7.63087       3,241
   01/01/2010 to 12/31/2010...........  $ 7.63087    $ 8.65491       3,328
   01/01/2011 to 12/31/2011...........  $ 8.65491    $ 8.64401       3,290
   01/01/2012 to 12/31/2012...........  $ 8.64401    $ 9.87396       3,187
   01/01/2013 to 12/31/2013...........  $ 9.87396    $10.84864       1,855
   01/01/2014 to 12/31/2014...........  $10.84864    $10.69603       1,808
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008..........  $10.09850    $ 7.19947         932
   01/01/2009 to 12/31/2009...........  $ 7.19947    $ 7.81606       8,169
   01/01/2010 to 12/31/2010...........  $ 7.81606    $ 8.11874       8,216
   01/01/2011 to 12/31/2011...........  $ 8.11874    $ 9.35362       6,219
   01/01/2012 to 12/31/2012...........  $ 9.35362    $ 9.18268       6,325
   01/01/2013 to 12/31/2013...........  $ 9.18268    $10.20116       3,023
   01/01/2014 to 12/31/2014...........  $10.20116    $12.58990       3,014

* Denotes the start date of these sub-accounts

                               PREMIER L SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: LIFETIME FIVE INCOME BENEFIT ONLY (2.10%) OR HIGHEST
   DAILY LIFETIME FIVE INCOME BENEFIT ONLY (2.10%) OR HD GRO 60 BPS (2.10%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.39084    $10.96256      9,081,958
   01/01/2007 to 12/31/2007...........  $10.96256    $11.72459     12,892,577
   01/01/2008 to 12/31/2008...........  $11.72459    $ 7.82811      9,823,779
   01/01/2009 to 12/31/2009...........  $ 7.82811    $ 9.53480      9,367,665
   01/01/2010 to 12/31/2010...........  $ 9.53480    $10.45610      9,094,548
   01/01/2011 to 12/31/2011...........  $10.45610    $ 9.96902      8,190,643
   01/01/2012 to 12/31/2012...........  $ 9.96902    $10.99065      7,386,371
   01/01/2013 to 12/31/2013...........  $10.99065    $11.83821      6,636,289
   01/01/2014 to 12/31/2014...........  $11.83821    $12.03742      6,061,147
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14401    $10.62496      1,362,866
   01/01/2007 to 12/31/2007...........  $10.62496    $11.39463      4,907,526
   01/01/2008 to 12/31/2008...........  $11.39463    $ 7.83393      2,975,760
   01/01/2009 to 12/31/2009...........  $ 7.83393    $ 9.68309      3,050,377
   01/01/2010 to 12/31/2010...........  $ 9.68309    $10.78380      3,171,468
   01/01/2011 to 12/31/2011...........  $10.78380    $10.57416      2,560,562
   01/01/2012 to 12/31/2012...........  $10.57416    $11.76991      2,460,759
   01/01/2013 to 12/31/2013...........  $11.76991    $13.43650      2,320,015
   01/01/2014 to 12/31/2014...........  $13.43650    $13.96394      2,010,284
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.70202    $11.78602              0
   01/01/2007 to 12/31/2007...........  $11.78602    $11.53005              0
   01/01/2008 to 12/31/2008...........  $11.53005    $ 7.36892              0
   01/01/2009 to 12/31/2009...........  $ 7.36892    $ 8.50008          1,901
   01/01/2010 to 12/31/2010...........  $ 8.50008    $ 9.47802          2,171
   01/01/2011 to 12/31/2011...........  $ 9.47802    $ 9.61485          1,503
   01/01/2012 to 05/04/2012...........  $ 9.61485    $10.43222              0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.34133    $10.85494      2,735,555
   01/01/2007 to 12/31/2007...........  $10.85494    $11.59528      4,054,872
   01/01/2008 to 12/31/2008...........  $11.59528    $ 8.09712      4,180,159
   01/01/2009 to 12/31/2009...........  $ 8.09712    $ 9.77820      9,710,092
   01/01/2010 to 12/31/2010...........  $ 9.77820    $10.75644      8,950,075
   01/01/2011 to 12/31/2011...........  $10.75644    $10.40750      8,234,574
   01/01/2012 to 12/31/2012...........  $10.40750    $11.46480      7,583,863
   01/01/2013 to 12/31/2013...........  $11.46480    $13.21068      6,826,687
   01/01/2014 to 12/31/2014...........  $13.21068    $13.78283      6,053,136
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99772    $ 9.14094      5,393,786
   01/01/2012 to 12/31/2012...........  $ 9.14094    $10.01761      4,663,173
   01/01/2013 to 12/31/2013...........  $10.01761    $10.87643      4,389,643
   01/01/2014 to 12/31/2014...........  $10.87643    $11.17417      4,034,452
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99829    $10.47054            688
   01/01/2014 to 12/31/2014...........  $10.47054    $10.62217          4,297

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99886    $ 9.35356            0
   01/01/2010 to 12/31/2010...........  $ 9.35356    $10.13009            0
   01/01/2011 to 12/31/2011...........  $10.13009    $10.87842            0
   01/01/2012 to 12/31/2012...........  $10.87842    $11.09802            0
   01/01/2013 to 12/31/2013...........  $11.09802    $10.79490            0
   01/01/2014 to 12/31/2014...........  $10.79490    $10.62178            0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99830    $12.00560            0
   01/01/2009 to 12/31/2009...........  $12.00560    $11.04716            0
   01/01/2010 to 12/31/2010...........  $11.04716    $12.03026            0
   01/01/2011 to 12/31/2011...........  $12.03026    $13.38327            0
   01/01/2012 to 12/31/2012...........  $13.38327    $13.85687            0
   01/01/2013 to 12/31/2013...........  $13.85687    $13.14522            0
   01/01/2014 to 12/31/2014...........  $13.14522    $13.21761            0
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99830    $12.07427            0
   01/01/2009 to 12/31/2009...........  $12.07427    $10.91522            0
   01/01/2010 to 12/31/2010...........  $10.91522    $11.90528            0
   01/01/2011 to 12/31/2011...........  $11.90528    $13.52335            0
   01/01/2012 to 12/31/2012...........  $13.52335    $14.02085            0
   01/01/2013 to 12/31/2013...........  $14.02085    $13.06896            0
   01/01/2014 to 12/31/2014...........  $13.06896    $13.34595            0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99886    $ 8.76579            0
   01/01/2010 to 12/31/2010...........  $ 8.76579    $ 9.60243       49,555
   01/01/2011 to 12/31/2011...........  $ 9.60243    $11.16178          650
   01/01/2012 to 12/31/2012...........  $11.16178    $11.62262            0
   01/01/2013 to 12/31/2013...........  $11.62262    $10.64181            0
   01/01/2014 to 12/31/2014...........  $10.64181    $11.06489            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99772    $10.97956       59,475
   01/01/2011 to 12/31/2011...........  $10.97956    $12.93718      405,546
   01/01/2012 to 12/31/2012...........  $12.93718    $13.53150      146,919
   01/01/2013 to 12/31/2013...........  $13.53150    $12.32531            0
   01/01/2014 to 12/31/2014...........  $12.32531    $12.99903            0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99829    $11.98927      186,514
   01/01/2012 to 12/31/2012...........  $11.98927    $12.42891      230,023
   01/01/2013 to 12/31/2013...........  $12.42891    $10.98697            0
   01/01/2014 to 12/31/2014...........  $10.98697    $11.87687            0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99773    $10.37175      147,460
   01/01/2013 to 12/31/2013...........  $10.37175    $ 9.12226      588,698
   01/01/2014 to 12/31/2014...........  $ 9.12226    $10.06206      196,081
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........  $ 9.99886    $ 8.72663      390,795
   01/01/2014 to 12/31/2014...........  $ 8.72663    $ 9.79423      194,284
AST BOND PORTFOLIO 2025
   01/02/2014* to 12/31/2014..........  $ 9.99886    $11.27345       42,537
AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14506    $10.29482            0
   01/01/2010 to 12/31/2010...........  $10.29482    $11.46695        3,538
   01/01/2011 to 12/31/2011...........  $11.46695    $10.57191            0
   01/01/2012 to 12/31/2012...........  $10.57191    $11.72442            0
   01/01/2013 to 12/31/2013...........  $11.72442    $15.09252            0
   01/01/2014 to 12/31/2014...........  $15.09252    $16.29953            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.50991    $11.13864     10,685,211
   01/01/2007 to 12/31/2007...........  $11.13864    $11.96972     19,352,529
   01/01/2008 to 12/31/2008...........  $11.96972    $ 7.62723     12,898,134
   01/01/2009 to 12/31/2009...........  $ 7.62723    $ 9.36253     12,630,803
   01/01/2010 to 12/31/2010...........  $ 9.36253    $10.39654     12,177,411
   01/01/2011 to 12/31/2011...........  $10.39654    $ 9.93585     11,097,830
   01/01/2012 to 12/31/2012...........  $ 9.93585    $11.06664     10,445,023
   01/01/2013 to 12/31/2013...........  $11.06664    $13.29740      9,936,825
   01/01/2014 to 12/31/2014...........  $13.29740    $13.93497      9,248,387
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99829    $11.62173              0
   01/01/2014 to 12/31/2014...........  $11.62173    $12.93188            505
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.12069    $16.03849              0
   01/01/2007 to 12/31/2007...........  $16.03849    $12.57515              0
   01/01/2008 to 12/31/2008...........  $12.57515    $ 7.99901              0
   01/01/2009 to 12/31/2009...........  $ 7.99901    $10.33588          2,453
   01/01/2010 to 12/31/2010...........  $10.33588    $13.02810          2,476
   01/01/2011 to 12/31/2011...........  $13.02810    $13.60150          1,614
   01/01/2012 to 12/31/2012...........  $13.60150    $15.36585          2,108
   01/01/2013 to 12/31/2013...........  $15.36585    $15.52133            228
   01/01/2014 to 12/31/2014...........  $15.52133    $19.90176            678
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.22786    $11.72822              0
   01/01/2007 to 12/31/2007...........  $11.72822    $ 9.44487              0
   01/01/2008 to 07/18/2008...........  $ 9.44487    $ 8.63406              0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99829    $ 9.66203              0
   01/01/2014 to 12/31/2014...........  $ 9.66203    $ 9.94616         10,593
AST FI PYRAMIS QUANTITATIVE PORTFOLIO
FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04424    $10.54620        689,232
   01/01/2007 to 12/31/2007...........  $10.54620    $11.21183      2,178,272
   01/01/2008 to 12/31/2008...........  $11.21183    $ 7.19391      1,294,066
   01/01/2009 to 12/31/2009...........  $ 7.19391    $ 8.72643      1,329,405
   01/01/2010 to 12/31/2010...........  $ 8.72643    $ 9.77460      1,434,879
   01/01/2011 to 12/31/2011...........  $ 9.77460    $ 9.42980      1,304,429
   01/01/2012 to 12/31/2012...........  $ 9.42980    $10.21781      1,451,133
   01/01/2013 to 12/31/2013...........  $10.21781    $11.48490      1,315,731
   01/01/2014 to 12/31/2014...........  $11.48490    $11.60311      1,105,490
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10349    $ 7.48594          3,796
   01/01/2009 to 12/31/2009...........  $ 7.48594    $ 8.88862         74,679
   01/01/2010 to 12/31/2010...........  $ 8.88862    $ 9.86581         66,105
   01/01/2011 to 12/31/2011...........  $ 9.86581    $ 9.42431         43,290
   01/01/2012 to 12/31/2012...........  $ 9.42431    $10.48872         36,149
   01/01/2013 to 12/31/2013...........  $10.48872    $12.24792         93,004
   01/01/2014 to 12/31/2014...........  $12.24792    $12.68202         40,573
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99830    $ 7.45903          3,068
   01/01/2009 to 11/13/2009...........  $ 7.45903    $ 8.31266              0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99830    $10.71807        133,480
   01/01/2013 to 12/31/2013...........  $10.71807    $13.06664        100,688
   01/01/2014 to 12/31/2014...........  $13.06664    $13.20457        111,980

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99829    $10.78599       18,495
   01/01/2014 to 12/31/2014...........  $10.78599    $10.83448       49,022
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17497    $ 6.10196            0
   01/01/2009 to 12/31/2009...........  $ 6.10196    $ 8.07411          721
   01/01/2010 to 12/31/2010...........  $ 8.07411    $ 9.50539          646
   01/01/2011 to 12/31/2011...........  $ 9.50539    $ 8.84098          334
   01/01/2012 to 12/31/2012...........  $ 8.84098    $10.97977          378
   01/01/2013 to 12/31/2013...........  $10.97977    $11.22143           87
   01/01/2014 to 12/31/2014...........  $11.22143    $12.52097          358
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.22202    $11.55044            0
   01/01/2007 to 12/31/2007...........  $11.55044    $12.89443            0
   01/01/2008 to 12/31/2008...........  $12.89443    $ 7.54319            0
   01/01/2009 to 12/31/2009...........  $ 7.54319    $11.03769        3,688
   01/01/2010 to 12/31/2010...........  $11.03769    $11.92291        4,970
   01/01/2011 to 12/31/2011...........  $11.92291    $11.21585        2,320
   01/01/2012 to 12/31/2012...........  $11.21585    $13.15596        2,442
   01/01/2013 to 12/31/2013...........  $13.15596    $16.71752          953
   01/01/2014 to 02/07/2014...........  $16.71752    $16.43911            0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.63443    $11.75065            0
   01/01/2007 to 12/31/2007...........  $11.75065    $12.09783            0
   01/01/2008 to 12/31/2008...........  $12.09783    $ 7.02744            0
   01/01/2009 to 12/31/2009...........  $ 7.02744    $ 8.20364        2,275
   01/01/2010 to 12/31/2010...........  $ 8.20364    $ 9.07038        2,833
   01/01/2011 to 12/31/2011...........  $ 9.07038    $ 8.39373        1,237
   01/01/2012 to 12/31/2012...........  $ 8.39373    $ 9.83764        1,822
   01/01/2013 to 12/31/2013...........  $ 9.83764    $12.86734          626
   01/01/2014 to 12/31/2014...........  $12.86734    $14.25765        1,646
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.10295    $10.97316            0
   01/01/2007 to 12/31/2007...........  $10.97316    $12.82556            0
   01/01/2008 to 12/31/2008...........  $12.82556    $ 7.43719            0
   01/01/2009 to 12/31/2009...........  $ 7.43719    $11.44320        4,272
   01/01/2010 to 12/31/2010...........  $11.44320    $13.42997        3,566
   01/01/2011 to 12/31/2011...........  $13.42997    $12.76247        1,765
   01/01/2012 to 12/31/2012...........  $12.76247    $14.95130        2,205
   01/01/2013 to 12/31/2013...........  $14.95130    $19.35785          853
   01/01/2014 to 12/31/2014...........  $19.35785    $21.14527        1,215
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08916    $ 7.59473       34,121
   01/01/2009 to 12/31/2009...........  $ 7.59473    $ 9.17789      103,859
   01/01/2010 to 12/31/2010...........  $ 9.17789    $10.03174       69,784
   01/01/2011 to 12/31/2011...........  $10.03174    $ 9.77586       45,092
   01/01/2012 to 12/31/2012...........  $ 9.77586    $10.54431       44,970
   01/01/2013 to 12/31/2013...........  $10.54431    $11.34169       21,520
   01/01/2014 to 12/31/2014...........  $11.34169    $11.55729       21,879
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03318    $ 7.62514            0
   01/01/2009 to 12/31/2009...........  $ 7.62514    $ 9.47334       12,926
   01/01/2010 to 12/31/2010...........  $ 9.47334    $11.76216       10,343
   01/01/2011 to 12/31/2011...........  $11.76216    $11.67054        5,153
   01/01/2012 to 12/31/2012...........  $11.67054    $13.22351        7,138
   01/01/2013 to 12/31/2013...........  $13.22351    $17.97855          687
   01/01/2014 to 12/31/2014...........  $17.97855    $18.87619          953

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HERNDON LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.52704    $12.73070            0
   01/01/2007 to 12/31/2007...........  $12.73070    $12.61442            0
   01/01/2008 to 12/31/2008...........  $12.61442    $ 7.74619            0
   01/01/2009 to 12/31/2009...........  $ 7.74619    $ 8.97205        5,302
   01/01/2010 to 12/31/2010...........  $ 8.97205    $ 9.88094        6,037
   01/01/2011 to 12/31/2011...........  $ 9.88094    $ 9.63030        2,370
   01/01/2012 to 12/31/2012...........  $ 9.63030    $10.69602        3,361
   01/01/2013 to 12/31/2013...........  $10.69602    $14.10381        1,456
   01/01/2014 to 12/31/2014...........  $14.10381    $14.02892        1,058
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.07407    $10.61807            0
   01/01/2007 to 12/31/2007...........  $10.61807    $10.65661            0
   01/01/2008 to 12/31/2008...........  $10.65661    $ 7.77122            0
   01/01/2009 to 12/31/2009...........  $ 7.77122    $10.31751        1,678
   01/01/2010 to 12/31/2010...........  $10.31751    $11.46953        1,609
   01/01/2011 to 12/31/2011...........  $11.46953    $11.59051          824
   01/01/2012 to 12/31/2012...........  $11.59051    $12.92677          647
   01/01/2013 to 12/31/2013...........  $12.92677    $13.56992           60
   01/01/2014 to 12/31/2014...........  $13.56992    $13.63079          268
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99181    $10.57717            0
   01/01/2007 to 12/31/2007...........  $10.57717    $12.33211            0
   01/01/2008 to 12/31/2008...........  $12.33211    $ 6.01096            0
   01/01/2009 to 12/31/2009...........  $ 6.01096    $ 7.96493        8,915
   01/01/2010 to 12/31/2010...........  $ 7.96493    $ 8.93213        7,479
   01/01/2011 to 12/31/2011...........  $ 8.93213    $ 7.61791        3,562
   01/01/2012 to 12/31/2012...........  $ 7.61791    $ 8.98064        5,175
   01/01/2013 to 12/31/2013...........  $ 8.98064    $10.47211          146
   01/01/2014 to 12/31/2014...........  $10.47211    $ 9.68999          320
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.00996    $10.83950            0
   01/01/2007 to 12/31/2007...........  $10.83950    $12.50545            0
   01/01/2008 to 12/31/2008...........  $12.50545    $ 6.85844            0
   01/01/2009 to 12/31/2009...........  $ 6.85844    $ 8.76614        8,602
   01/01/2010 to 12/31/2010...........  $ 8.76614    $ 9.53741        6,994
   01/01/2011 to 12/31/2011...........  $ 9.53741    $ 8.16907        3,301
   01/01/2012 to 12/31/2012...........  $ 8.16907    $ 9.33514        4,830
   01/01/2013 to 12/31/2013...........  $ 9.33514    $10.92299          261
   01/01/2014 to 12/31/2014...........  $10.92299    $ 9.98112          571
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11168    $ 7.11981       18,527
   01/01/2009 to 12/31/2009...........  $ 7.11981    $ 8.83303       45,249
   01/01/2010 to 12/31/2010...........  $ 8.83303    $ 9.84678       71,633
   01/01/2011 to 12/31/2011...........  $ 9.84678    $ 9.58958       76,943
   01/01/2012 to 12/31/2012...........  $ 9.58958    $10.66782       73,666
   01/01/2013 to 12/31/2013...........  $10.66782    $12.14959       68,093
   01/01/2014 to 12/31/2014...........  $12.14959    $12.65695       55,809
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.09563    $12.76794            0
   01/01/2007 to 12/31/2007...........  $12.76794    $13.68437            0
   01/01/2008 to 12/31/2008...........  $13.68437    $ 7.85645            0
   01/01/2009 to 12/31/2009...........  $ 7.85645    $10.45584       12,241
   01/01/2010 to 12/31/2010...........  $10.45584    $10.97517       11,771
   01/01/2011 to 12/31/2011...........  $10.97517    $ 9.76606        5,285
   01/01/2012 to 12/31/2012...........  $ 9.76606    $11.66046        7,365
   01/01/2013 to 12/31/2013...........  $11.66046    $13.17496        1,206
   01/01/2014 to 12/31/2014...........  $13.17496    $12.08258        1,193

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.92771    $11.52382            0
   01/01/2007 to 12/31/2007...........  $11.52382    $11.50472      414,208
   01/01/2008 to 12/31/2008...........  $11.50472    $ 9.28305      793,735
   01/01/2009 to 12/31/2009...........  $ 9.28305    $11.09414      747,584
   01/01/2010 to 12/31/2010...........  $11.09414    $11.66131      685,466
   01/01/2011 to 12/31/2011...........  $11.66131    $11.44852      665,660
   01/01/2012 to 12/31/2012...........  $11.44852    $12.41462      748,161
   01/01/2013 to 12/31/2013...........  $12.41462    $13.50070      707,005
   01/01/2014 to 12/31/2014...........  $13.50070    $13.94341      652,179
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08368    $10.28503            0
   01/01/2010 to 12/31/2010...........  $10.28503    $11.21345          259
   01/01/2011 to 12/31/2011...........  $11.21345    $11.05588          108
   01/01/2012 to 12/31/2012...........  $11.05588    $12.47267          105
   01/01/2013 to 12/31/2013...........  $12.47267    $16.67447            0
   01/01/2014 to 12/31/2014...........  $16.67447    $17.88370            0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.06758    $12.20570            0
   01/01/2007 to 12/31/2007...........  $12.20570    $11.59635            0
   01/01/2008 to 12/31/2008...........  $11.59635    $ 6.64525            0
   01/01/2009 to 12/31/2009...........  $ 6.64525    $ 7.77344        4,674
   01/01/2010 to 12/31/2010...........  $ 7.77344    $ 8.61549        3,363
   01/01/2011 to 12/31/2011...........  $ 8.61549    $ 8.08549        2,009
   01/01/2012 to 12/31/2012...........  $ 8.08549    $ 9.25614        2,215
   01/01/2013 to 12/31/2013...........  $ 9.25614    $12.67955            0
   01/01/2014 to 12/31/2014...........  $12.67955    $14.12596            0
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.14037    $11.41196            0
   01/01/2007 to 12/31/2007...........  $11.41196    $12.84853            0
   01/01/2008 to 12/31/2008...........  $12.84853    $ 7.08969            0
   01/01/2009 to 12/31/2009...........  $ 7.08969    $ 9.01029        6,729
   01/01/2010 to 12/31/2010...........  $ 9.01029    $10.56815        6,313
   01/01/2011 to 12/31/2011...........  $10.56815    $10.25660        3,198
   01/01/2012 to 12/31/2012...........  $10.25660    $11.27751        4,001
   01/01/2013 to 12/31/2013...........  $11.27751    $15.08966          543
   01/01/2014 to 12/31/2014...........  $15.08966    $16.34435        2,982
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.19930    $10.66276            0
   01/01/2007 to 12/31/2007...........  $10.66276    $11.07795            0
   01/01/2008 to 12/31/2008...........  $11.07795    $ 8.32703            0
   01/01/2009 to 12/31/2009...........  $ 8.32703    $10.97791        1,339
   01/01/2010 to 12/31/2010...........  $10.97791    $12.19444        6,502
   01/01/2011 to 12/31/2011...........  $12.19444    $13.15893        3,446
   01/01/2012 to 12/31/2012...........  $13.15893    $13.65206        4,027
   01/01/2013 to 12/31/2013...........  $13.65206    $13.10375        1,075
   01/01/2014 to 12/31/2014...........  $13.10375    $13.65416        3,188
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.43165    $12.71184            0
   01/01/2007 to 12/31/2007...........  $12.71184    $13.61948            0
   01/01/2008 to 12/31/2008...........  $13.61948    $ 8.80501            0
   01/01/2009 to 12/31/2009...........  $ 8.80501    $11.34102        6,474
   01/01/2010 to 12/31/2010...........  $11.34102    $12.44586        5,994
   01/01/2011 to 12/31/2011...........  $12.44586    $11.80835        3,475
   01/01/2012 to 12/31/2012...........  $11.80835    $14.23420        5,282
   01/01/2013 to 12/31/2013...........  $14.23420    $17.79409          801
   01/01/2014 to 12/31/2014...........  $17.79409    $18.06082        1,949

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.04383    $11.51619           0
   01/01/2007 to 12/31/2007...........  $11.51619    $12.98213           0
   01/01/2008 to 12/31/2008...........  $12.98213    $ 8.09894           0
   01/01/2009 to 12/31/2009...........  $ 8.09894    $ 9.86031       1,509
   01/01/2010 to 12/31/2010...........  $ 9.86031    $10.89230       2,578
   01/01/2011 to 12/31/2011...........  $10.89230    $10.60519       1,149
   01/01/2012 to 12/31/2012...........  $10.60519    $12.16130         824
   01/01/2013 to 12/31/2013...........  $12.16130    $16.28339         102
   01/01/2014 to 12/31/2014...........  $16.28339    $17.33759           0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99830    $10.18113           0
   01/01/2013 to 12/31/2013...........  $10.18113    $13.41252           0
   01/01/2014 to 12/31/2014...........  $13.41252    $14.47891           0
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.04648    $11.54398           0
   01/01/2007 to 12/31/2007...........  $11.54398    $11.61648           0
   01/01/2008 to 12/31/2008...........  $11.61648    $ 7.03962           0
   01/01/2009 to 12/31/2009...........  $ 7.03962    $ 9.57597       1,794
   01/01/2010 to 12/31/2010...........  $ 9.57597    $11.59338       1,232
   01/01/2011 to 12/31/2011...........  $11.59338    $10.96336         666
   01/01/2012 to 12/31/2012...........  $10.96336    $12.71430         768
   01/01/2013 to 12/31/2013...........  $12.71430    $16.48947           0
   01/01/2014 to 12/31/2014...........  $16.48947    $18.56790           0
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99947    $10.18121           0
   01/01/2007 to 12/31/2007...........  $10.18121    $10.45961           0
   01/01/2008 to 12/31/2008...........  $10.45961    $10.50151           0
   01/01/2009 to 12/31/2009...........  $10.50151    $10.31087       4,405
   01/01/2010 to 12/31/2010...........  $10.31087    $10.10136       1,122
   01/01/2011 to 12/31/2011...........  $10.10136    $ 9.89610         294
   01/01/2012 to 12/31/2012...........  $ 9.89610    $ 9.69320         293
   01/01/2013 to 12/31/2013...........  $ 9.69320    $ 9.49385         146
   01/01/2014 to 12/31/2014...........  $ 9.49385    $ 9.29857           0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.65255    $11.76632           0
   01/01/2007 to 12/31/2007...........  $11.76632    $11.88823           0
   01/01/2008 to 12/31/2008...........  $11.88823    $ 6.72310           0
   01/01/2009 to 12/31/2009...........  $ 6.72310    $ 9.26118       7,870
   01/01/2010 to 12/31/2010...........  $ 9.26118    $11.19660       7,339
   01/01/2011 to 12/31/2011...........  $11.19660    $10.69416       3,534
   01/01/2012 to 12/31/2012...........  $10.69416    $12.26785       4,723
   01/01/2013 to 12/31/2013...........  $12.26785    $17.06311         823
   01/01/2014 to 12/31/2014...........  $17.06311    $19.09368       1,701
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02820    $10.06356           0
   01/01/2012 to 12/31/2012...........  $10.06356    $10.33649           0
   01/01/2013 to 12/31/2013...........  $10.33649    $ 9.83704           0
   01/01/2014 to 12/31/2014...........  $ 9.83704    $10.13089           0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.35708    $12.61948           0
   01/01/2007 to 12/31/2007...........  $12.61948    $15.10271           0
   01/01/2008 to 12/31/2008...........  $15.10271    $ 8.40416           0
   01/01/2009 to 12/31/2009...........  $ 8.40416    $10.68337       3,443
   01/01/2010 to 12/31/2010...........  $10.68337    $13.46448       3,177
   01/01/2011 to 12/31/2011...........  $13.46448    $13.41030       1,516
   01/01/2012 to 12/31/2012...........  $13.41030    $14.76040       1,985
   01/01/2013 to 12/31/2013...........  $14.76040    $19.17136         605
   01/01/2014 to 12/31/2014...........  $19.17136    $20.26774       1,242

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.49528    $10.84539             0
   01/01/2007 to 12/31/2007...........  $10.84539    $12.60892             0
   01/01/2008 to 12/31/2008...........  $12.60892    $ 7.09593             0
   01/01/2009 to 12/31/2009...........  $ 7.09593    $ 8.51811         1,239
   01/01/2010 to 12/31/2010...........  $ 8.51811    $10.03388         1,118
   01/01/2011 to 04/29/2011...........  $10.03388    $11.23937             0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99830    $10.29470         9,180
   01/01/2013 to 12/31/2013...........  $10.29470    $11.99016        32,728
   01/01/2014 to 12/31/2014...........  $11.99016    $12.34700        38,298
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10104    $ 5.56343             0
   01/01/2009 to 12/31/2009...........  $ 5.56343    $ 9.07348        12,097
   01/01/2010 to 12/31/2010...........  $ 9.07348    $10.86611        12,160
   01/01/2011 to 12/31/2011...........  $10.86611    $ 8.48537         5,893
   01/01/2012 to 12/31/2012...........  $ 8.48537    $ 9.80073         7,549
   01/01/2013 to 12/31/2013...........  $ 9.80073    $ 9.62049           780
   01/01/2014 to 12/31/2014...........  $ 9.62049    $ 8.98130         1,503
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.02751    $10.19107             0
   01/01/2007 to 12/31/2007...........  $10.19107    $10.65907             0
   01/01/2008 to 12/31/2008...........  $10.65907    $10.55615             0
   01/01/2009 to 12/31/2009...........  $10.55615    $11.39668           177
   01/01/2010 to 12/31/2010...........  $11.39668    $11.59752           152
   01/01/2011 to 12/31/2011...........  $11.59752    $11.61472           199
   01/01/2012 to 12/31/2012...........  $11.61472    $11.90963           186
   01/01/2013 to 12/31/2013...........  $11.90963    $11.41093             0
   01/01/2014 to 12/31/2014...........  $11.41093    $11.16527             0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97094    $10.27495             0
   01/01/2007 to 12/31/2007...........  $10.27495    $10.89859             0
   01/01/2008 to 12/31/2008...........  $10.89859    $10.43321             0
   01/01/2009 to 12/31/2009...........  $10.43321    $11.90738        32,550
   01/01/2010 to 12/31/2010...........  $11.90738    $12.56259        32,032
   01/01/2011 to 12/31/2011...........  $12.56259    $12.69567        13,388
   01/01/2012 to 12/31/2012...........  $12.69567    $13.59329        15,298
   01/01/2013 to 12/31/2013...........  $13.59329    $13.06915         4,304
   01/01/2014 to 12/31/2014...........  $13.06915    $13.34194         7,362
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.19258    $10.61053       536,800
   01/01/2007 to 12/31/2007...........  $10.61053    $11.29724     1,480,087
   01/01/2008 to 12/31/2008...........  $11.29724    $ 8.90875     2,211,191
   01/01/2009 to 12/31/2009...........  $ 8.90875    $10.47389     4,970,188
   01/01/2010 to 12/31/2010...........  $10.47389    $11.34306     4,580,661
   01/01/2011 to 12/31/2011...........  $11.34306    $11.22072     4,313,035
   01/01/2012 to 12/31/2012...........  $11.22072    $12.12964     4,239,413
   01/01/2013 to 12/31/2013...........  $12.12964    $12.97458     3,706,704
   01/01/2014 to 12/31/2014...........  $12.97458    $13.44166     3,362,133
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01821    $10.06345             0
   01/01/2012 to 12/31/2012...........  $10.06345    $10.55681             0
   01/01/2013 to 12/31/2013...........  $10.55681    $10.10047             0
   01/01/2014 to 12/31/2014...........  $10.10047    $10.49223             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.16392    $10.44781     1,090,138
   01/01/2007 to 12/31/2007...........  $10.44781    $11.40006     4,097,128
   01/01/2008 to 12/31/2008...........  $11.40006    $ 6.61982     2,188,204
   01/01/2009 to 12/31/2009...........  $ 6.61982    $ 8.16779     2,329,174
   01/01/2010 to 12/31/2010...........  $ 8.16779    $ 9.52139     2,553,655
   01/01/2011 to 12/31/2011...........  $ 9.52139    $ 8.74633     2,344,114
   01/01/2012 to 12/31/2012...........  $ 8.74633    $ 9.67312     2,065,961
   01/01/2013 to 12/31/2013...........  $ 9.67312    $11.08717     1,911,983
   01/01/2014 to 12/31/2014...........  $11.08717    $11.85788     1,895,731
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.62830    $11.43057             0
   01/01/2007 to 12/31/2007...........  $11.43057    $11.42738             0
   01/01/2008 to 12/31/2008...........  $11.42738    $ 6.85882             0
   01/01/2009 to 12/31/2009...........  $ 6.85882    $ 8.18377             0
   01/01/2010 to 12/31/2010...........  $ 8.18377    $ 9.22175             0
   01/01/2011 to 12/31/2011...........  $ 9.22175    $ 9.34460             0
   01/01/2012 to 12/31/2012...........  $ 9.34460    $10.87307             0
   01/01/2013 to 12/31/2013...........  $10.87307    $14.10290             0
   01/01/2014 to 12/31/2014...........  $14.10290    $16.19051           404
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99829    $ 8.87518             0
   01/01/2012 to 12/31/2012...........  $ 8.87518    $ 9.83606             0
   01/01/2013 to 12/31/2013...........  $ 9.83606    $11.79145             0
   01/01/2014 to 12/31/2014...........  $11.79145    $12.29971             0
AST RCM WORLD TRENDS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08098    $ 7.32618        45,383
   01/01/2009 to 12/31/2009...........  $ 7.32618    $ 8.85373        49,189
   01/01/2010 to 12/31/2010...........  $ 8.85373    $ 9.70515        57,895
   01/01/2011 to 12/31/2011...........  $ 9.70515    $ 9.33306        77,865
   01/01/2012 to 12/31/2012...........  $ 9.33306    $10.08071       226,318
   01/01/2013 to 12/31/2013...........  $10.08071    $11.10147       243,516
   01/01/2014 to 12/31/2014...........  $11.10147    $11.43195       241,756
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09916    $ 6.67900        10,476
   01/01/2009 to 12/31/2009...........  $ 6.67900    $ 8.29803       110,839
   01/01/2010 to 12/31/2010...........  $ 8.29803    $ 9.29309       192,543
   01/01/2011 to 12/31/2011...........  $ 9.29309    $ 8.88479       178,795
   01/01/2012 to 12/31/2012...........  $ 8.88479    $10.08559       162,530
   01/01/2013 to 12/31/2013...........  $10.08559    $11.66215        98,600
   01/01/2014 to 12/31/2014...........  $11.66215    $12.04284        99,282
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.45722    $11.04245             0
   01/01/2007 to 12/31/2007...........  $11.04245    $11.77871        93,492
   01/01/2008 to 12/31/2008...........  $11.77871    $ 8.05326       163,069
   01/01/2009 to 12/31/2009...........  $ 8.05326    $10.04994       294,857
   01/01/2010 to 12/31/2010...........  $10.04994    $11.00596       427,724
   01/01/2011 to 12/31/2011...........  $11.00596    $10.41555       490,692
   01/01/2012 to 12/31/2012...........  $10.41555    $11.33714       412,474
   01/01/2013 to 12/31/2013...........  $11.33714    $12.70300       376,831
   01/01/2014 to 12/31/2014...........  $12.70300    $12.81942       383,407

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.17005    $12.07703             0
   01/01/2007 to 12/31/2007...........  $12.07703    $13.15347             0
   01/01/2008 to 12/31/2008...........  $13.15347    $ 7.20232             0
   01/01/2009 to 12/31/2009...........  $ 7.20232    $ 9.35819           555
   01/01/2010 to 12/31/2010...........  $ 9.35819    $12.14893         1,009
   01/01/2011 to 12/31/2011...........  $12.14893    $10.33909           921
   01/01/2012 to 12/31/2012...........  $10.33909    $12.15880         1,258
   01/01/2013 to 12/31/2013...........  $12.15880    $16.76899           564
   01/01/2014 to 12/31/2014...........  $16.76899    $17.23549         1,139
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90478    $ 9.88597             0
   01/01/2007 to 12/31/2007...........  $ 9.88597    $10.37389             0
   01/01/2008 to 12/31/2008...........  $10.37389    $ 6.60424             0
   01/01/2009 to 12/31/2009...........  $ 6.60424    $ 8.66167         8,308
   01/01/2010 to 12/31/2010...........  $ 8.66167    $11.57313         6,051
   01/01/2011 to 12/31/2011...........  $11.57313    $11.22445         2,839
   01/01/2012 to 12/31/2012...........  $11.22445    $12.33177         4,228
   01/01/2013 to 12/31/2013...........  $12.33177    $16.32652           518
   01/01/2014 to 12/31/2014...........  $16.32652    $16.60132         2,575
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.94624    $12.47456             0
   01/01/2007 to 12/31/2007...........  $12.47456    $11.53147             0
   01/01/2008 to 12/31/2008...........  $11.53147    $ 7.93778             0
   01/01/2009 to 12/31/2009...........  $ 7.93778    $ 9.87372         2,252
   01/01/2010 to 12/31/2010...........  $ 9.87372    $12.18462         2,149
   01/01/2011 to 12/31/2011...........  $12.18462    $11.22104         1,037
   01/01/2012 to 12/31/2012...........  $11.22104    $12.98572         1,353
   01/01/2013 to 12/31/2013...........  $12.98572    $17.47572           299
   01/01/2014 to 12/31/2014...........  $17.47572    $18.01797           563
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.69114    $11.36989        33,714
   01/01/2007 to 12/31/2007...........  $11.36989    $11.83890     1,256,901
   01/01/2008 to 12/31/2008...........  $11.83890    $ 8.58696       914,501
   01/01/2009 to 12/31/2009...........  $ 8.58696    $10.44044     1,055,497
   01/01/2010 to 12/31/2010...........  $10.44044    $11.40523     1,156,021
   01/01/2011 to 12/31/2011...........  $11.40523    $11.39261     1,188,479
   01/01/2012 to 12/31/2012...........  $11.39261    $12.66397     1,318,155
   01/01/2013 to 12/31/2013...........  $12.66397    $14.49143     1,330,989
   01/01/2014 to 12/31/2014...........  $14.49143    $15.02799     1,296,206
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.00641    $12.21281             0
   01/01/2007 to 12/31/2007...........  $12.21281    $11.53367             0
   01/01/2008 to 12/31/2008...........  $11.53367    $ 6.56465             0
   01/01/2009 to 12/31/2009...........  $ 6.56465    $ 7.95961        17,248
   01/01/2010 to 12/31/2010...........  $ 7.95961    $ 8.82843         4,194
   01/01/2011 to 12/31/2011...........  $ 8.82843    $ 8.50532         2,226
   01/01/2012 to 12/31/2012...........  $ 8.50532    $ 9.76716         2,627
   01/01/2013 to 12/31/2013...........  $ 9.76716    $12.40611           604
   01/01/2014 to 12/31/2014...........  $12.40611    $13.05825         1,329

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.93981    $10.43814            0
   01/01/2007 to 12/31/2007...........  $10.43814    $11.06414            0
   01/01/2008 to 12/31/2008...........  $11.06414    $ 6.44027            0
   01/01/2009 to 12/31/2009...........  $ 6.44027    $ 9.67446       10,658
   01/01/2010 to 12/31/2010...........  $ 9.67446    $10.97370        9,869
   01/01/2011 to 12/31/2011...........  $10.97370    $10.56605        4,154
   01/01/2012 to 12/31/2012...........  $10.56605    $12.16792        5,520
   01/01/2013 to 12/31/2013...........  $12.16792    $17.16472        1,714
   01/01/2014 to 12/31/2014...........  $17.16472    $18.21468        1,022
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.74361    $13.27510            0
   01/01/2007 to 12/31/2007...........  $13.27510    $18.26734            0
   01/01/2008 to 12/31/2008...........  $18.26734    $ 8.94784            0
   01/01/2009 to 12/31/2009...........  $ 8.94784    $13.08863        5,642
   01/01/2010 to 12/31/2010...........  $13.08863    $15.44154        6,147
   01/01/2011 to 12/31/2011...........  $15.44154    $12.86799        3,008
   01/01/2012 to 12/31/2012...........  $12.86799    $13.05869        3,885
   01/01/2013 to 12/31/2013...........  $13.05869    $14.75729           21
   01/01/2014 to 12/31/2014...........  $14.75729    $13.24514           93
AST TEMPLETON GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.53367    $ 9.80134            0
   01/01/2007 to 12/31/2007...........  $ 9.80134    $10.52457            0
   01/01/2008 to 12/31/2008...........  $10.52457    $10.05707            0
   01/01/2009 to 12/31/2009...........  $10.05707    $11.04358        1,731
   01/01/2010 to 12/31/2010...........  $11.04358    $11.43770        1,846
   01/01/2011 to 12/31/2011...........  $11.43770    $11.66490          670
   01/01/2012 to 12/31/2012...........  $11.66490    $12.02165          967
   01/01/2013 to 12/31/2013...........  $12.02165    $11.33244          578
   01/01/2014 to 12/31/2014...........  $11.33244    $11.16110            0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.62887    $11.32444            0
   01/01/2007 to 12/31/2007...........  $11.32444    $12.15039            0
   01/01/2008 to 12/31/2008...........  $12.15039    $ 6.86312            0
   01/01/2009 to 12/31/2009...........  $ 6.86312    $ 8.63315       23,090
   01/01/2010 to 12/31/2010...........  $ 8.63315    $ 9.69323       29,536
   01/01/2011 to 12/31/2011...........  $ 9.69323    $ 9.16607       32,180
   01/01/2012 to 12/31/2012...........  $ 9.16607    $ 9.96542       57,511
   01/01/2013 to 12/31/2013...........  $ 9.96542    $11.76171      161,772
   01/01/2014 to 12/31/2014...........  $11.76171    $12.15390      203,588
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99829    $ 9.97440            0
   01/01/2008 to 12/31/2008...........  $ 9.97440    $ 9.26017            0
   01/01/2009 to 12/31/2009...........  $ 9.26017    $10.12450        2,581
   01/01/2010 to 12/31/2010...........  $10.12450    $10.68951        3,382
   01/01/2011 to 12/31/2011...........  $10.68951    $11.10080        1,868
   01/01/2012 to 12/31/2012...........  $11.10080    $11.72585        2,135
   01/01/2013 to 12/31/2013...........  $11.72585    $11.31310          780
   01/01/2014 to 12/31/2014...........  $11.31310    $11.87791        1,308
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07800    $ 6.62440       38,193
   01/01/2009 to 12/31/2009...........  $ 6.62440    $ 8.43880      182,958
   01/01/2010 to 12/31/2010...........  $ 8.43880    $ 9.11172      260,751
   01/01/2011 to 12/31/2011...........  $ 9.11172    $ 8.77538      198,889
   01/01/2012 to 09/21/2012...........  $ 8.77538    $ 9.80179            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08888    $ 7.64977           0
   01/01/2009 to 12/31/2009...........  $ 7.64977    $ 9.10826           0
   01/01/2010 to 12/31/2010...........  $ 9.10826    $10.46983           0
   01/01/2011 to 12/31/2011...........  $10.46983    $10.96726           0
   01/01/2012 to 12/31/2012...........  $10.96726    $11.90760           0
   01/01/2013 to 12/31/2013...........  $11.90760    $14.98106           0
   01/01/2014 to 12/31/2014...........  $14.98106    $16.17354           0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008..........  $10.26789    $ 7.02240           0
   01/01/2009 to 12/31/2009...........  $ 7.02240    $ 8.99671           0
   01/01/2010 to 12/31/2010...........  $ 8.99671    $10.69651           0
   01/01/2011 to 12/31/2011...........  $10.69651    $11.05307           0
   01/01/2012 to 12/31/2012...........  $11.05307    $13.21772           0
   01/01/2013 to 12/31/2013...........  $13.21772    $18.10741           0
   01/01/2014 to 12/31/2014...........  $18.10741    $19.94475           0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008..........  $10.38558    $ 5.25699           0
   01/01/2009 to 12/31/2009...........  $ 5.25699    $ 5.92152           0
   01/01/2010 to 12/31/2010...........  $ 5.92152    $ 6.43365           0
   01/01/2011 to 12/31/2011...........  $ 6.43365    $ 5.42982           0
   01/01/2012 to 12/31/2012...........  $ 5.42982    $ 6.63308           0
   01/01/2013 to 12/31/2013...........  $ 6.63308    $ 8.58077           0
   01/01/2014 to 12/31/2014...........  $ 8.58077    $ 9.48981           0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008..........  $10.15181    $ 8.31252           0
   01/01/2009 to 12/31/2009...........  $ 8.31252    $ 9.73373         664
   01/01/2010 to 12/31/2010...........  $ 9.73373    $ 9.80468         644
   01/01/2011 to 12/31/2011...........  $ 9.80468    $10.57454         270
   01/01/2012 to 12/31/2012...........  $10.57454    $12.15913           0
   01/01/2013 to 12/31/2013...........  $12.15913    $16.64400           0
   01/01/2014 to 12/31/2014...........  $16.64400    $20.16511           0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008..........  $10.16531    $ 6.07949           0
   01/01/2009 to 12/31/2009...........  $ 6.07949    $ 7.38932           0
   01/01/2010 to 12/31/2010...........  $ 7.38932    $ 8.95612           0
   01/01/2011 to 12/31/2011...........  $ 8.95612    $ 8.61558           0
   01/01/2012 to 12/31/2012...........  $ 8.61558    $ 9.77130           0
   01/01/2013 to 12/31/2013...........  $ 9.77130    $13.22525           0
   01/01/2014 to 12/31/2014...........  $13.22525    $13.67558           0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11054    $ 6.69736           0
   01/01/2009 to 12/31/2009...........  $ 6.69736    $ 8.51005           0
   01/01/2010 to 12/31/2010...........  $ 8.51005    $ 9.43387           0
   01/01/2011 to 12/31/2011...........  $ 9.43387    $ 9.52935           0
   01/01/2012 to 12/31/2012...........  $ 9.52935    $10.52001           0
   01/01/2013 to 12/31/2013...........  $10.52001    $13.46336           0
   01/01/2014 to 12/31/2014...........  $13.46336    $14.89119           0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.24132    $ 6.25380           0
   01/01/2009 to 12/31/2009...........  $ 6.25380    $ 7.31738           0
   01/01/2010 to 12/31/2010...........  $ 7.31738    $ 8.09105       8,726
   01/01/2011 to 12/31/2011...........  $ 8.09105    $ 7.82346       8,726
   01/01/2012 to 12/31/2012...........  $ 7.82346    $ 8.84385       8,431
   01/01/2013 to 12/31/2013...........  $ 8.84385    $11.25131       7,907
   01/01/2014 to 12/31/2014...........  $11.25131    $12.17415       7,417

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.07232    $ 6.18199           0
   01/01/2009 to 12/31/2009...........  $ 6.18199    $ 8.37491           0
   01/01/2010 to 12/31/2010...........  $ 8.37491    $10.53374           0
   01/01/2011 to 12/31/2011...........  $10.53374    $10.01888           0
   01/01/2012 to 12/31/2012...........  $10.01888    $11.32177           0
   01/01/2013 to 12/31/2013...........  $11.32177    $14.47394           0
   01/01/2014 to 12/31/2014...........  $14.47394    $15.01137           0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.18830    $ 6.44572           0
   01/01/2009 to 12/31/2009...........  $ 6.44572    $ 8.26226           0
   01/01/2010 to 12/31/2010...........  $ 8.26226    $ 9.74747           0
   01/01/2011 to 12/31/2011...........  $ 9.74747    $ 9.17262           0
   01/01/2012 to 12/31/2012...........  $ 9.17262    $10.47165           0
   01/01/2013 to 12/31/2013...........  $10.47165    $13.55469           0
   01/01/2014 to 12/31/2014...........  $13.55469    $14.62801           0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008..........  $10.25880    $ 5.50234           0
   01/01/2009 to 12/31/2009...........  $ 5.50234    $ 6.89260           0
   01/01/2010 to 12/31/2010...........  $ 6.89260    $ 8.41782           0
   01/01/2011 to 12/31/2011...........  $ 8.41782    $ 8.63656           0
   01/01/2012 to 12/31/2012...........  $ 8.63656    $ 9.91107           0
   01/01/2013 to 12/31/2013...........  $ 9.91107    $ 9.71611           0
   01/01/2014 to 12/31/2014...........  $ 9.71611    $11.89704           0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11344    $ 6.79014           0
   01/01/2009 to 12/31/2009...........  $ 6.79014    $ 8.39089           0
   01/01/2010 to 12/31/2010...........  $ 8.39089    $10.33254           0
   01/01/2011 to 12/31/2011...........  $10.33254    $10.24997           0
   01/01/2012 to 12/31/2012...........  $10.24997    $11.29179           0
   01/01/2013 to 12/31/2013...........  $11.29179    $15.53056           0
   01/01/2014 to 12/31/2014...........  $15.53056    $15.54156           0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.22844    $ 7.15855           0
   01/01/2009 to 12/31/2009...........  $ 7.15855    $ 8.44181           0
   01/01/2010 to 12/31/2010...........  $ 8.44181    $10.09576           0
   01/01/2011 to 12/31/2011...........  $10.09576    $ 9.48274           0
   01/01/2012 to 12/31/2012...........  $ 9.48274    $10.78788           0
   01/01/2013 to 12/31/2013...........  $10.78788    $14.54699           0
   01/01/2014 to 12/31/2014...........  $14.54699    $15.07615           0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008..........  $10.27802    $ 7.24797           0
   01/01/2009 to 12/31/2009...........  $ 7.24797    $ 7.61851         833
   01/01/2010 to 12/31/2010...........  $ 7.61851    $ 8.63243         808
   01/01/2011 to 12/31/2011...........  $ 8.63243    $ 8.61317         339
   01/01/2012 to 12/31/2012...........  $ 8.61317    $ 9.82906           0
   01/01/2013 to 12/31/2013...........  $ 9.82906    $10.78878           0
   01/01/2014 to 12/31/2014...........  $10.78878    $10.62668           0
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008..........  $10.09847    $ 7.19472           0
   01/01/2009 to 12/31/2009...........  $ 7.19472    $ 7.80329       2,207
   01/01/2010 to 12/31/2010...........  $ 7.80329    $ 8.09752       1,635
   01/01/2011 to 12/31/2011...........  $ 8.09752    $ 9.32008       1,119
   01/01/2012 to 12/31/2012...........  $ 9.32008    $ 9.14088       1,017
   01/01/2013 to 12/31/2013...........  $ 9.14088    $10.14482           0
   01/01/2014 to 12/31/2014...........  $10.14482    $12.50810           0

* Denotes the start date of these sub-accounts

                               PREMIER L SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: SPOUSAL LIFETIME FIVE INCOME BENEFIT ONLY (2.25%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.38461    $10.94529     5,532,354
   01/01/2007 to 12/31/2007...........  $10.94529    $11.68877     9,731,970
   01/01/2008 to 12/31/2008...........  $11.68877    $ 7.79271     8,220,827
   01/01/2009 to 12/31/2009...........  $ 7.79271    $ 9.47766     7,744,445
   01/01/2010 to 12/31/2010...........  $ 9.47766    $10.37822     7,544,568
   01/01/2011 to 12/31/2011...........  $10.37822    $ 9.88032     6,843,878
   01/01/2012 to 12/31/2012...........  $ 9.88032    $10.87687     6,139,919
   01/01/2013 to 12/31/2013...........  $10.87687    $11.69852     5,753,215
   01/01/2014 to 12/31/2014...........  $11.69852    $11.87790     5,166,237
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14215    $10.61267       873,210
   01/01/2007 to 12/31/2007...........  $10.61267    $11.36459     2,362,014
   01/01/2008 to 12/31/2008...........  $11.36459    $ 7.80171     2,319,713
   01/01/2009 to 12/31/2009...........  $ 7.80171    $ 9.62915     2,200,107
   01/01/2010 to 12/31/2010...........  $ 9.62915    $10.70809     2,131,338
   01/01/2011 to 12/31/2011...........  $10.70809    $10.48454     2,058,340
   01/01/2012 to 12/31/2012...........  $10.48454    $11.65298     1,940,847
   01/01/2013 to 12/31/2013...........  $11.65298    $13.28346     1,866,714
   01/01/2014 to 12/31/2014...........  $13.28346    $13.78454     1,747,809
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.68420    $11.75492             0
   01/01/2007 to 12/31/2007...........  $11.75492    $11.48262             0
   01/01/2008 to 12/31/2008...........  $11.48262    $ 7.32789             0
   01/01/2009 to 12/31/2009...........  $ 7.32789    $ 8.44044             0
   01/01/2010 to 12/31/2010...........  $ 8.44044    $ 9.39776             0
   01/01/2011 to 12/31/2011...........  $ 9.39776    $ 9.51953             0
   01/01/2012 to 05/04/2012...........  $ 9.51953    $10.32353             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.33511    $10.83790     1,470,871
   01/01/2007 to 12/31/2007...........  $10.83790    $11.56011     2,588,286
   01/01/2008 to 12/31/2008...........  $11.56011    $ 8.06061     3,781,063
   01/01/2009 to 12/31/2009...........  $ 8.06061    $ 9.71989     5,689,327
   01/01/2010 to 12/31/2010...........  $ 9.71989    $10.67667     5,049,654
   01/01/2011 to 12/31/2011...........  $10.67667    $10.31523     4,565,268
   01/01/2012 to 12/31/2012...........  $10.31523    $11.34646     4,118,548
   01/01/2013 to 12/31/2013...........  $11.34646    $13.05510     3,855,143
   01/01/2014 to 12/31/2014...........  $13.05510    $13.60049     3,340,342
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99756    $ 9.13191     1,589,823
   01/01/2012 to 12/31/2012...........  $ 9.13191    $ 9.99296     1,398,698
   01/01/2013 to 12/31/2013...........  $ 9.99296    $10.83380     1,245,656
   01/01/2014 to 12/31/2014...........  $10.83380    $11.11408     1,115,972
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99817    $10.46009             0
   01/01/2014 to 12/31/2014...........  $10.46009    $10.59593        14,514

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2016
   05/01/2009* to 12/31/2009..........  $ 9.93817    $ 9.60041            0
   01/01/2010 to 12/31/2010...........  $ 9.60041    $10.38216            0
   01/01/2011 to 12/31/2011...........  $10.38216    $11.13290            0
   01/01/2012 to 12/31/2012...........  $11.13290    $11.34091            0
   01/01/2013 to 12/31/2013...........  $11.34091    $11.01490            0
   01/01/2014 to 12/31/2014...........  $11.01490    $10.82225            0
AST BOND PORTFOLIO 2018
   05/01/2009* to 12/31/2009..........  $ 9.92260    $ 9.66626            0
   01/01/2010 to 12/31/2010...........  $ 9.66626    $10.51104            0
   01/01/2011 to 12/31/2011...........  $10.51104    $11.67616            0
   01/01/2012 to 12/31/2012...........  $11.67616    $12.07152            0
   01/01/2013 to 12/31/2013...........  $12.07152    $11.43481            0
   01/01/2014 to 12/31/2014...........  $11.43481    $11.48095            0
AST BOND PORTFOLIO 2019
   05/01/2009* to 12/31/2009..........  $ 9.90537    $ 9.56715            0
   01/01/2010 to 12/31/2010...........  $ 9.56715    $10.41967            0
   01/01/2011 to 12/31/2011...........  $10.41967    $11.81852            0
   01/01/2012 to 12/31/2012...........  $11.81852    $12.23524            0
   01/01/2013 to 12/31/2013...........  $12.23524    $11.38790            0
   01/01/2014 to 12/31/2014...........  $11.38790    $11.61219            0
AST BOND PORTFOLIO 2020
   05/01/2009* to 12/31/2009..........  $ 9.88409    $ 9.24236            0
   01/01/2010 to 12/31/2010...........  $ 9.24236    $10.10963          676
   01/01/2011 to 12/31/2011...........  $10.10963    $11.73410            0
   01/01/2012 to 12/31/2012...........  $11.73410    $12.20077            0
   01/01/2013 to 12/31/2013...........  $12.20077    $11.15482            0
   01/01/2014 to 12/31/2014...........  $11.15482    $11.58131            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99756    $10.96344            0
   01/01/2011 to 12/31/2011...........  $10.96344    $12.89923        5,764
   01/01/2012 to 12/31/2012...........  $12.89923    $13.47203        4,087
   01/01/2013 to 12/31/2013...........  $13.47203    $12.25318            0
   01/01/2014 to 12/31/2014...........  $12.25318    $12.90403            0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99817    $11.97169            0
   01/01/2012 to 12/31/2012...........  $11.97169    $12.39242        3,035
   01/01/2013 to 12/31/2013...........  $12.39242    $10.93851            0
   01/01/2014 to 12/31/2014...........  $10.93851    $11.80707            0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99757    $10.35646            0
   01/01/2013 to 12/31/2013...........  $10.35646    $ 9.09549       17,033
   01/01/2014 to 12/31/2014...........  $ 9.09549    $10.01785        9,956
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........  $ 9.99878    $ 8.71387            0
   01/01/2014 to 12/31/2014...........  $ 8.71387    $ 9.76561            0
AST BOND PORTFOLIO 2025
   01/02/2014* to 12/31/2014..........  $ 9.99878    $11.25691            0
AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14494    $10.29281            0
   01/01/2010 to 12/31/2010...........  $10.29281    $11.44781          885
   01/01/2011 to 12/31/2011...........  $11.44781    $10.53872            0
   01/01/2012 to 12/31/2012...........  $10.53872    $11.67038            0
   01/01/2013 to 12/31/2013...........  $11.67038    $15.00093            0
   01/01/2014 to 12/31/2014...........  $15.00093    $16.17688            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.50360    $11.12115      6,561,306
   01/01/2007 to 12/31/2007...........  $11.12115    $11.93342     12,935,579
   01/01/2008 to 12/31/2008...........  $11.93342    $ 7.59294     11,371,205
   01/01/2009 to 12/31/2009...........  $ 7.59294    $ 9.30688     10,717,473
   01/01/2010 to 12/31/2010...........  $ 9.30688    $10.31961     10,433,364
   01/01/2011 to 12/31/2011...........  $10.31961    $ 9.84787      9,803,171
   01/01/2012 to 12/31/2012...........  $ 9.84787    $10.95243      9,098,455
   01/01/2013 to 12/31/2013...........  $10.95243    $13.14089      8,699,441
   01/01/2014 to 12/31/2014...........  $13.14089    $13.75064      8,097,018
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99817    $11.60723              0
   01/01/2014 to 12/31/2014...........  $11.60723    $12.89672              0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.09878    $15.99622              0
   01/01/2007 to 12/31/2007...........  $15.99622    $12.52355              0
   01/01/2008 to 12/31/2008...........  $12.52355    $ 7.95449              0
   01/01/2009 to 12/31/2009...........  $ 7.95449    $10.26325              0
   01/01/2010 to 12/31/2010...........  $10.26325    $12.91748              0
   01/01/2011 to 12/31/2011...........  $12.91748    $13.46633              0
   01/01/2012 to 12/31/2012...........  $13.46633    $15.19077              0
   01/01/2013 to 12/31/2013...........  $15.19077    $15.32188              0
   01/01/2014 to 12/31/2014...........  $15.32188    $19.61723              0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.20903    $11.69708              0
   01/01/2007 to 12/31/2007...........  $11.69708    $ 9.40579              0
   01/01/2008 to 07/18/2008...........  $ 9.40579    $ 8.59151              0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99817    $ 9.65239              0
   01/01/2014 to 12/31/2014...........  $ 9.65239    $ 9.92163         12,932
AST FI PYRAMIS QUANTITATIVE PORTFOLIO
FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04243    $10.53407        617,809
   01/01/2007 to 12/31/2007...........  $10.53407    $11.18251      1,767,825
   01/01/2008 to 12/31/2008...........  $11.18251    $ 7.16462      1,552,160
   01/01/2009 to 12/31/2009...........  $ 7.16462    $ 8.67826      1,491,611
   01/01/2010 to 12/31/2010...........  $ 8.67826    $ 9.70641      1,465,024
   01/01/2011 to 12/31/2011...........  $ 9.70641    $ 9.35035      1,359,077
   01/01/2012 to 12/31/2012...........  $ 9.35035    $10.11678      1,400,860
   01/01/2013 to 12/31/2013...........  $10.11678    $11.35451      1,364,211
   01/01/2014 to 12/31/2014...........  $11.35451    $11.45456      1,213,540
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10345    $ 7.47852         23,411
   01/01/2009 to 12/31/2009...........  $ 7.47852    $ 8.86670         25,943
   01/01/2010 to 12/31/2010...........  $ 8.86670    $ 9.82698         44,009
   01/01/2011 to 12/31/2011...........  $ 9.82698    $ 9.37344         17,618
   01/01/2012 to 12/31/2012...........  $ 9.37344    $10.41682         20,660
   01/01/2013 to 12/31/2013...........  $10.41682    $12.14611         34,023
   01/01/2014 to 12/31/2014...........  $12.14611    $12.55819         50,486
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99818    $ 7.45402         13,425
   01/01/2009 to 11/13/2009...........  $ 7.45402    $ 8.29630              0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99818    $10.70738         95,020
   01/01/2013 to 12/31/2013...........  $10.70738    $13.03450        141,745
   01/01/2014 to 12/31/2014...........  $13.03450    $13.15281        107,397

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99817    $10.77527       31,789
   01/01/2014 to 12/31/2014...........  $10.77527    $10.80786       49,562
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17485    $ 6.09790            0
   01/01/2009 to 12/31/2009...........  $ 6.09790    $ 8.05684            0
   01/01/2010 to 12/31/2010...........  $ 8.05684    $ 9.47128            0
   01/01/2011 to 12/31/2011...........  $ 9.47128    $ 8.79636            0
   01/01/2012 to 12/31/2012...........  $ 8.79636    $10.90830            0
   01/01/2013 to 12/31/2013...........  $10.90830    $11.13207            0
   01/01/2014 to 12/31/2014...........  $11.13207    $12.40303            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.20329    $11.51996            0
   01/01/2007 to 12/31/2007...........  $11.51996    $12.84145            0
   01/01/2008 to 12/31/2008...........  $12.84145    $ 7.50118            0
   01/01/2009 to 12/31/2009...........  $ 7.50118    $10.96011            0
   01/01/2010 to 12/31/2010...........  $10.96011    $11.82166            0
   01/01/2011 to 12/31/2011...........  $11.82166    $11.10435            0
   01/01/2012 to 12/31/2012...........  $11.10435    $13.00602            0
   01/01/2013 to 12/31/2013...........  $13.00602    $16.50274            0
   01/01/2014 to 02/07/2014...........  $16.50274    $16.22539            0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.61651    $11.71945            0
   01/01/2007 to 12/31/2007...........  $11.71945    $12.04791            0
   01/01/2008 to 12/31/2008...........  $12.04791    $ 6.98810            0
   01/01/2009 to 12/31/2009...........  $ 6.98810    $ 8.14575            0
   01/01/2010 to 12/31/2010...........  $ 8.14575    $ 8.99314            0
   01/01/2011 to 12/31/2011...........  $ 8.99314    $ 8.31011            0
   01/01/2012 to 12/31/2012...........  $ 8.31011    $ 9.72534            0
   01/01/2013 to 12/31/2013...........  $ 9.72534    $12.70180            0
   01/01/2014 to 12/31/2014...........  $12.70180    $14.05368            0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.08434    $10.94421            0
   01/01/2007 to 12/31/2007...........  $10.94421    $12.77287            0
   01/01/2008 to 12/31/2008...........  $12.77287    $ 7.39570            0
   01/01/2009 to 12/31/2009...........  $ 7.39570    $11.36264            0
   01/01/2010 to 12/31/2010...........  $11.36264    $13.31590            0
   01/01/2011 to 12/31/2011...........  $13.31590    $12.63558            0
   01/01/2012 to 12/31/2012...........  $12.63558    $14.78088            0
   01/01/2013 to 12/31/2013...........  $14.78088    $19.10921            0
   01/01/2014 to 12/31/2014...........  $19.10921    $20.84303            0
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08912    $ 7.58716       49,807
   01/01/2009 to 12/31/2009...........  $ 7.58716    $ 9.15528       81,519
   01/01/2010 to 12/31/2010...........  $ 9.15528    $ 9.99239       89,731
   01/01/2011 to 12/31/2011...........  $ 9.99239    $ 9.72331       81,041
   01/01/2012 to 12/31/2012...........  $ 9.72331    $10.47221      107,460
   01/01/2013 to 12/31/2013...........  $10.47221    $11.24773      114,444
   01/01/2014 to 12/31/2014...........  $11.24773    $11.44479      111,090
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03306    $ 7.61998            0
   01/01/2009 to 12/31/2009...........  $ 7.61998    $ 9.45304            0
   01/01/2010 to 12/31/2010...........  $ 9.45304    $11.71980            0
   01/01/2011 to 12/31/2011...........  $11.71980    $11.61152            0
   01/01/2012 to 12/31/2012...........  $11.61152    $13.13736            0
   01/01/2013 to 12/31/2013...........  $13.13736    $17.83518            0
   01/01/2014 to 12/31/2014...........  $17.83518    $18.69829            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HERNDON LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.50768    $12.69696            0
   01/01/2007 to 12/31/2007...........  $12.69696    $12.56242            0
   01/01/2008 to 12/31/2008...........  $12.56242    $ 7.70297            0
   01/01/2009 to 12/31/2009...........  $ 7.70297    $ 8.90897            0
   01/01/2010 to 12/31/2010...........  $ 8.90897    $ 9.79708            0
   01/01/2011 to 12/31/2011...........  $ 9.79708    $ 9.53469            0
   01/01/2012 to 12/31/2012...........  $ 9.53469    $10.57417            0
   01/01/2013 to 12/31/2013...........  $10.57417    $13.92281            0
   01/01/2014 to 12/31/2014...........  $13.92281    $13.82856            0
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.05733    $10.59002            0
   01/01/2007 to 12/31/2007...........  $10.59002    $10.61268            0
   01/01/2008 to 12/31/2008...........  $10.61268    $ 7.72782            0
   01/01/2009 to 12/31/2009...........  $ 7.72782    $10.24484            0
   01/01/2010 to 12/31/2010...........  $10.24484    $11.37212            0
   01/01/2011 to 12/31/2011...........  $11.37212    $11.47527            0
   01/01/2012 to 12/31/2012...........  $11.47527    $12.77941            0
   01/01/2013 to 12/31/2013...........  $12.77941    $13.39553            0
   01/01/2014 to 12/31/2014...........  $13.39553    $13.43582            0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99169    $10.56677            0
   01/01/2007 to 12/31/2007...........  $10.56677    $12.30178            0
   01/01/2008 to 12/31/2008...........  $12.30178    $ 5.98731            0
   01/01/2009 to 12/31/2009...........  $ 5.98731    $ 7.92187            0
   01/01/2010 to 12/31/2010...........  $ 7.92187    $ 8.87097            0
   01/01/2011 to 12/31/2011...........  $ 8.87097    $ 7.55472            0
   01/01/2012 to 12/31/2012...........  $ 7.55472    $ 8.89293            0
   01/01/2013 to 12/31/2013...........  $ 8.89293    $10.35465            0
   01/01/2014 to 12/31/2014...........  $10.35465    $ 9.56727            0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.00984    $10.82889            0
   01/01/2007 to 12/31/2007...........  $10.82889    $12.47484            0
   01/01/2008 to 12/31/2008...........  $12.47484    $ 6.83160            0
   01/01/2009 to 12/31/2009...........  $ 6.83160    $ 8.71894            0
   01/01/2010 to 12/31/2010...........  $ 8.71894    $ 9.47217            0
   01/01/2011 to 12/31/2011...........  $ 9.47217    $ 8.10141            0
   01/01/2012 to 12/31/2012...........  $ 8.10141    $ 9.24419            0
   01/01/2013 to 12/31/2013...........  $ 9.24419    $10.80070            0
   01/01/2014 to 12/31/2014...........  $10.80070    $ 9.85484            0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11164    $ 7.11287       42,503
   01/01/2009 to 12/31/2009...........  $ 7.11287    $ 8.81140       39,452
   01/01/2010 to 12/31/2010...........  $ 8.81140    $ 9.80827       37,937
   01/01/2011 to 12/31/2011...........  $ 9.80827    $ 9.53814       19,602
   01/01/2012 to 12/31/2012...........  $ 9.53814    $10.59496       55,493
   01/01/2013 to 12/31/2013...........  $10.59496    $12.04899       36,506
   01/01/2014 to 12/31/2014...........  $12.04899    $12.53374       34,526
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.07550    $12.73435            0
   01/01/2007 to 12/31/2007...........  $12.73435    $13.62815            0
   01/01/2008 to 12/31/2008...........  $13.62815    $ 7.81267            0
   01/01/2009 to 12/31/2009...........  $ 7.81267    $10.38229            0
   01/01/2010 to 12/31/2010...........  $10.38229    $10.88206            0
   01/01/2011 to 12/31/2011...........  $10.88206    $ 9.66899            0
   01/01/2012 to 12/31/2012...........  $ 9.66899    $11.52759            0
   01/01/2013 to 12/31/2013...........  $11.52759    $13.00571            0
   01/01/2014 to 12/31/2014...........  $13.00571    $11.90982            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.90941    $11.49327            0
   01/01/2007 to 12/31/2007...........  $11.49327    $11.45739      301,914
   01/01/2008 to 12/31/2008...........  $11.45739    $ 9.23119      349,586
   01/01/2009 to 12/31/2009...........  $ 9.23119    $11.01602      377,710
   01/01/2010 to 12/31/2010...........  $11.01602    $11.56220      376,904
   01/01/2011 to 12/31/2011...........  $11.56220    $11.33459      367,461
   01/01/2012 to 12/31/2012...........  $11.33459    $12.27304      545,336
   01/01/2013 to 12/31/2013...........  $12.27304    $13.32716      527,059
   01/01/2014 to 12/31/2014...........  $13.32716    $13.74406      446,654
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08356    $10.28302            0
   01/01/2010 to 12/31/2010...........  $10.28302    $11.19487            0
   01/01/2011 to 12/31/2011...........  $11.19487    $11.02146            0
   01/01/2012 to 12/31/2012...........  $11.02146    $12.41541            0
   01/01/2013 to 12/31/2013...........  $12.41541    $16.57359            0
   01/01/2014 to 12/31/2014...........  $16.57359    $17.74935            0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.04913    $12.17354            0
   01/01/2007 to 12/31/2007...........  $12.17354    $11.54866            0
   01/01/2008 to 12/31/2008...........  $11.54866    $ 6.60817            0
   01/01/2009 to 12/31/2009...........  $ 6.60817    $ 7.71877            0
   01/01/2010 to 12/31/2010...........  $ 7.71877    $ 8.54237            0
   01/01/2011 to 12/31/2011...........  $ 8.54237    $ 8.00512            0
   01/01/2012 to 12/31/2012...........  $ 8.00512    $ 9.15076            0
   01/01/2013 to 12/31/2013...........  $ 9.15076    $12.51678            0
   01/01/2014 to 12/31/2014...........  $12.51678    $13.92415            0
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.12177    $11.38185            0
   01/01/2007 to 12/31/2007...........  $11.38185    $12.79579            0
   01/01/2008 to 12/31/2008...........  $12.79579    $ 7.05018            0
   01/01/2009 to 12/31/2009...........  $ 7.05018    $ 8.94686            0
   01/01/2010 to 12/31/2010...........  $ 8.94686    $10.47834            0
   01/01/2011 to 12/31/2011...........  $10.47834    $10.15451            0
   01/01/2012 to 12/31/2012...........  $10.15451    $11.14880            0
   01/01/2013 to 12/31/2013...........  $11.14880    $14.89547            0
   01/01/2014 to 12/31/2014...........  $14.89547    $16.11043            0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.18232    $10.63464            0
   01/01/2007 to 12/31/2007...........  $10.63464    $11.03240            0
   01/01/2008 to 12/31/2008...........  $11.03240    $ 8.28063            0
   01/01/2009 to 12/31/2009...........  $ 8.28063    $10.90085            0
   01/01/2010 to 12/31/2010...........  $10.90085    $12.09106            0
   01/01/2011 to 12/31/2011...........  $12.09106    $13.02828            0
   01/01/2012 to 12/31/2012...........  $13.02828    $13.49666            0
   01/01/2013 to 12/31/2013...........  $13.49666    $12.93554            0
   01/01/2014 to 12/31/2014...........  $12.93554    $13.45913            0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.41248    $12.67817            0
   01/01/2007 to 12/31/2007...........  $12.67817    $13.56337            0
   01/01/2008 to 12/31/2008...........  $13.56337    $ 8.75586            0
   01/01/2009 to 12/31/2009...........  $ 8.75586    $11.26126            0
   01/01/2010 to 12/31/2010...........  $11.26126    $12.34035            0
   01/01/2011 to 12/31/2011...........  $12.34035    $11.69116            0
   01/01/2012 to 12/31/2012...........  $11.69116    $14.07213            0
   01/01/2013 to 12/31/2013...........  $14.07213    $17.56575            0
   01/01/2014 to 12/31/2014...........  $17.56575    $17.80286            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.02534    $11.48567         0
   01/01/2007 to 12/31/2007...........  $11.48567    $12.92858         0
   01/01/2008 to 12/31/2008...........  $12.92858    $ 8.05364         0
   01/01/2009 to 12/31/2009...........  $ 8.05364    $ 9.79086         0
   01/01/2010 to 12/31/2010...........  $ 9.79086    $10.79966         0
   01/01/2011 to 12/31/2011...........  $10.79966    $10.49959         0
   01/01/2012 to 12/31/2012...........  $10.49959    $12.02243         0
   01/01/2013 to 12/31/2013...........  $12.02243    $16.07390         0
   01/01/2014 to 12/31/2014...........  $16.07390    $17.08945         0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99818    $10.17554         0
   01/01/2013 to 12/31/2013...........  $10.17554    $13.38557         0
   01/01/2014 to 12/31/2014...........  $13.38557    $14.42863         0
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.02794    $11.51347         0
   01/01/2007 to 12/31/2007...........  $11.51347    $11.56862         0
   01/01/2008 to 12/31/2008...........  $11.56862    $ 7.00032         0
   01/01/2009 to 12/31/2009...........  $ 7.00032    $ 9.50836         0
   01/01/2010 to 12/31/2010...........  $ 9.50836    $11.49463         0
   01/01/2011 to 12/31/2011...........  $11.49463    $10.85406         0
   01/01/2012 to 12/31/2012...........  $10.85406    $12.56906         0
   01/01/2013 to 12/31/2013...........  $12.56906    $16.27725         0
   01/01/2014 to 12/31/2014...........  $16.27725    $18.30203         0
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99935    $10.17121         0
   01/01/2007 to 12/31/2007...........  $10.17121    $10.43398         0
   01/01/2008 to 12/31/2008...........  $10.43398    $10.46036         0
   01/01/2009 to 12/31/2009...........  $10.46036    $10.25552         0
   01/01/2010 to 12/31/2010...........  $10.25552    $10.03229         0
   01/01/2011 to 12/31/2011...........  $10.03229    $ 9.81415         0
   01/01/2012 to 12/31/2012...........  $ 9.81415    $ 9.59827         0
   01/01/2013 to 12/31/2013...........  $ 9.59827    $ 9.38716         0
   01/01/2014 to 12/31/2014...........  $ 9.38716    $ 9.18065         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.63310    $11.73524         0
   01/01/2007 to 12/31/2007...........  $11.73524    $11.83935         0
   01/01/2008 to 12/31/2008...........  $11.83935    $ 6.68549         0
   01/01/2009 to 12/31/2009...........  $ 6.68549    $ 9.19594         0
   01/01/2010 to 12/31/2010...........  $ 9.19594    $11.10141         0
   01/01/2011 to 12/31/2011...........  $11.10141    $10.58780         0
   01/01/2012 to 12/31/2012...........  $10.58780    $12.12804         0
   01/01/2013 to 12/31/2013...........  $12.12804    $16.84393         0
   01/01/2014 to 12/31/2014...........  $16.84393    $18.82076         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02808    $10.06097         0
   01/01/2012 to 12/31/2012...........  $10.06097    $10.31851         0
   01/01/2013 to 12/31/2013...........  $10.31851    $ 9.80546         0
   01/01/2014 to 12/31/2014...........  $ 9.80546    $10.08372         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.33643    $12.58620         0
   01/01/2007 to 12/31/2007...........  $12.58620    $15.04070         0
   01/01/2008 to 12/31/2008...........  $15.04070    $ 8.35729         0
   01/01/2009 to 12/31/2009...........  $ 8.35729    $10.60820         0
   01/01/2010 to 12/31/2010...........  $10.60820    $13.35009         0
   01/01/2011 to 12/31/2011...........  $13.35009    $13.27697         0
   01/01/2012 to 12/31/2012...........  $13.27697    $14.59214         0
   01/01/2013 to 12/31/2013...........  $14.59214    $18.92509         0
   01/01/2014 to 12/31/2014...........  $18.92509    $19.97808         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.47605    $10.81666             0
   01/01/2007 to 12/31/2007...........  $10.81666    $12.55697             0
   01/01/2008 to 12/31/2008...........  $12.55697    $ 7.05627             0
   01/01/2009 to 12/31/2009...........  $ 7.05627    $ 8.45808             0
   01/01/2010 to 12/31/2010...........  $ 8.45808    $ 9.94865             0
   01/01/2011 to 04/29/2011...........  $ 9.94865    $11.13856             0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99818    $10.28444             0
   01/01/2013 to 12/31/2013...........  $10.28444    $11.96070        18,289
   01/01/2014 to 12/31/2014...........  $11.96070    $12.29863        15,392
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10092    $ 5.55970             0
   01/01/2009 to 12/31/2009...........  $ 5.55970    $ 9.05407             0
   01/01/2010 to 12/31/2010...........  $ 9.05407    $10.82692             0
   01/01/2011 to 12/31/2011...........  $10.82692    $ 8.44241             0
   01/01/2012 to 12/31/2012...........  $ 8.44241    $ 9.73673             0
   01/01/2013 to 12/31/2013...........  $ 9.73673    $ 9.54367             0
   01/01/2014 to 12/31/2014...........  $ 9.54367    $ 8.89652             0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.01081    $10.16415             0
   01/01/2007 to 12/31/2007...........  $10.16415    $10.61523             0
   01/01/2008 to 12/31/2008...........  $10.61523    $10.49732             0
   01/01/2009 to 12/31/2009...........  $10.49732    $11.31653             0
   01/01/2010 to 12/31/2010...........  $11.31653    $11.49897             0
   01/01/2011 to 12/31/2011...........  $11.49897    $11.49917             0
   01/01/2012 to 12/31/2012...........  $11.49917    $11.77377             0
   01/01/2013 to 12/31/2013...........  $11.77377    $11.26437             0
   01/01/2014 to 12/31/2014...........  $11.26437    $11.00598             0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97082    $10.26474             0
   01/01/2007 to 12/31/2007...........  $10.26474    $10.87171             0
   01/01/2008 to 12/31/2008...........  $10.87171    $10.39223             0
   01/01/2009 to 12/31/2009...........  $10.39223    $11.84329         1,354
   01/01/2010 to 12/31/2010...........  $11.84329    $12.47663         1,353
   01/01/2011 to 12/31/2011...........  $12.47663    $12.59042             0
   01/01/2012 to 12/31/2012...........  $12.59042    $13.46070             0
   01/01/2013 to 12/31/2013...........  $13.46070    $12.92255             0
   01/01/2014 to 12/31/2014...........  $12.92255    $13.17297             0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.18649    $10.59390       497,956
   01/01/2007 to 12/31/2007...........  $10.59390    $11.26294     1,319,704
   01/01/2008 to 12/31/2008...........  $11.26294    $ 8.86866     1,865,612
   01/01/2009 to 12/31/2009...........  $ 8.86866    $10.41144     3,275,055
   01/01/2010 to 12/31/2010...........  $10.41144    $11.25882     2,956,420
   01/01/2011 to 12/31/2011...........  $11.25882    $11.12122     2,743,932
   01/01/2012 to 12/31/2012...........  $11.12122    $12.00437     2,824,903
   01/01/2013 to 12/31/2013...........  $12.00437    $12.82173     2,616,705
   01/01/2014 to 12/31/2014...........  $12.82173    $13.26380     2,326,101
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01809    $10.06089             0
   01/01/2012 to 12/31/2012...........  $10.06089    $10.53869             0
   01/01/2013 to 12/31/2013...........  $10.53869    $10.06837             0
   01/01/2014 to 12/31/2014...........  $10.06837    $10.44364             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.16209    $10.43578       731,245
   01/01/2007 to 12/31/2007...........  $10.43578    $11.37013     2,525,442
   01/01/2008 to 12/31/2008...........  $11.37013    $ 6.59282     2,355,256
   01/01/2009 to 12/31/2009...........  $ 6.59282    $ 8.12252     2,340,434
   01/01/2010 to 12/31/2010...........  $ 8.12252    $ 9.45472     2,557,617
   01/01/2011 to 12/31/2011...........  $ 9.45472    $ 8.67232     2,442,153
   01/01/2012 to 12/31/2012...........  $ 8.67232    $ 9.57690     2,190,385
   01/01/2013 to 12/31/2013...........  $ 9.57690    $10.96089     2,086,482
   01/01/2014 to 12/31/2014...........  $10.96089    $11.70562     1,964,518
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.61055    $11.40033             0
   01/01/2007 to 12/31/2007...........  $11.40033    $11.38033             0
   01/01/2008 to 12/31/2008...........  $11.38033    $ 6.82050             0
   01/01/2009 to 12/31/2009...........  $ 6.82050    $ 8.12604             0
   01/01/2010 to 12/31/2010...........  $ 8.12604    $ 9.14329             0
   01/01/2011 to 12/31/2011...........  $ 9.14329    $ 9.25157             0
   01/01/2012 to 12/31/2012...........  $ 9.25157    $10.74903             0
   01/01/2013 to 12/31/2013...........  $10.74903    $13.92157             0
   01/01/2014 to 12/31/2014...........  $13.92157    $15.95887             0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99817    $ 8.86648             0
   01/01/2012 to 12/31/2012...........  $ 8.86648    $ 9.81199             0
   01/01/2013 to 12/31/2013...........  $ 9.81199    $11.74541         3,084
   01/01/2014 to 12/31/2014...........  $11.74541    $12.23364         5,004
AST RCM WORLD TRENDS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08094    $ 7.31895        39,416
   01/01/2009 to 12/31/2009...........  $ 7.31895    $ 8.83205        63,218
   01/01/2010 to 12/31/2010...........  $ 8.83205    $ 9.66727        88,601
   01/01/2011 to 12/31/2011...........  $ 9.66727    $ 9.28309        95,967
   01/01/2012 to 12/31/2012...........  $ 9.28309    $10.01191       166,539
   01/01/2013 to 12/31/2013...........  $10.01191    $11.00969       163,451
   01/01/2014 to 12/31/2014...........  $11.00969    $11.32086       153,052
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09912    $ 6.67246        28,640
   01/01/2009 to 12/31/2009...........  $ 6.67246    $ 8.27770        58,285
   01/01/2010 to 12/31/2010...........  $ 8.27770    $ 9.25676        76,010
   01/01/2011 to 12/31/2011...........  $ 9.25676    $ 8.83709        96,013
   01/01/2012 to 12/31/2012...........  $ 8.83709    $10.01673        59,771
   01/01/2013 to 12/31/2013...........  $10.01673    $11.56557        64,728
   01/01/2014 to 12/31/2014...........  $11.56557    $11.92551        74,162
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.43974    $11.01325             0
   01/01/2007 to 12/31/2007...........  $11.01325    $11.73026        99,324
   01/01/2008 to 12/31/2008...........  $11.73026    $ 8.00838        94,965
   01/01/2009 to 12/31/2009...........  $ 8.00838    $ 9.97919       203,554
   01/01/2010 to 12/31/2010...........  $ 9.97919    $10.91252       281,952
   01/01/2011 to 12/31/2011...........  $10.91252    $10.31190       487,908
   01/01/2012 to 12/31/2012...........  $10.31190    $11.20774       388,499
   01/01/2013 to 12/31/2013...........  $11.20774    $12.53953       380,465
   01/01/2014 to 12/31/2014...........  $12.53953    $12.63590       347,029

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.14965    $12.04505             0
   01/01/2007 to 12/31/2007...........  $12.04505    $13.09925             0
   01/01/2008 to 12/31/2008...........  $13.09925    $ 7.16200             0
   01/01/2009 to 12/31/2009...........  $ 7.16200    $ 9.29215             0
   01/01/2010 to 12/31/2010...........  $ 9.29215    $12.04549             0
   01/01/2011 to 12/31/2011...........  $12.04549    $10.23600             0
   01/01/2012 to 12/31/2012...........  $10.23600    $12.01985             0
   01/01/2013 to 12/31/2013...........  $12.01985    $16.55303             0
   01/01/2014 to 12/31/2014...........  $16.55303    $16.98854             0
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90465    $ 9.87625             0
   01/01/2007 to 12/31/2007...........  $ 9.87625    $10.34839             0
   01/01/2008 to 12/31/2008...........  $10.34839    $ 6.57832             0
   01/01/2009 to 12/31/2009...........  $ 6.57832    $ 8.61513             0
   01/01/2010 to 12/31/2010...........  $ 8.61513    $11.49409             0
   01/01/2011 to 12/31/2011...........  $11.49409    $11.13148             0
   01/01/2012 to 12/31/2012...........  $11.13148    $12.21161             0
   01/01/2013 to 12/31/2013...........  $12.21161    $16.14369             0
   01/01/2014 to 12/31/2014...........  $16.14369    $16.39138             0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.92633    $12.44163             0
   01/01/2007 to 12/31/2007...........  $12.44163    $11.48395             0
   01/01/2008 to 12/31/2008...........  $11.48395    $ 7.89338             0
   01/01/2009 to 12/31/2009...........  $ 7.89338    $ 9.80392             0
   01/01/2010 to 12/31/2010...........  $ 9.80392    $12.08066             0
   01/01/2011 to 12/31/2011...........  $12.08066    $11.10904             0
   01/01/2012 to 12/31/2012...........  $11.10904    $12.83722             0
   01/01/2013 to 12/31/2013...........  $12.83722    $17.25050             0
   01/01/2014 to 12/31/2014...........  $17.25050    $17.75965             0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.67335    $11.33991        13,042
   01/01/2007 to 12/31/2007...........  $11.33991    $11.79020     1,168,970
   01/01/2008 to 12/31/2008...........  $11.79020    $ 8.53907       854,993
   01/01/2009 to 12/31/2009...........  $ 8.53907    $10.36705       868,302
   01/01/2010 to 12/31/2010...........  $10.36705    $11.30851       861,448
   01/01/2011 to 12/31/2011...........  $11.30851    $11.27944       828,168
   01/01/2012 to 12/31/2012...........  $11.27944    $12.51966       805,114
   01/01/2013 to 12/31/2013...........  $12.51966    $14.30533       864,271
   01/01/2014 to 12/31/2014...........  $14.30533    $14.81310       892,322
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.98800    $12.18054             0
   01/01/2007 to 12/31/2007...........  $12.18054    $11.48624             0
   01/01/2008 to 12/31/2008...........  $11.48624    $ 6.52810             0
   01/01/2009 to 12/31/2009...........  $ 6.52810    $ 7.90362             0
   01/01/2010 to 12/31/2010...........  $ 7.90362    $ 8.75354             0
   01/01/2011 to 12/31/2011...........  $ 8.75354    $ 8.42085             0
   01/01/2012 to 12/31/2012...........  $ 8.42085    $ 9.65593             0
   01/01/2013 to 12/31/2013...........  $ 9.65593    $12.24682             0
   01/01/2014 to 12/31/2014...........  $12.24682    $12.87171             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.93969    $10.42785            0
   01/01/2007 to 12/31/2007...........  $10.42785    $11.03694            0
   01/01/2008 to 12/31/2008...........  $11.03694    $ 6.41495            0
   01/01/2009 to 12/31/2009...........  $ 6.41495    $ 9.62234            0
   01/01/2010 to 12/31/2010...........  $ 9.62234    $10.89854            0
   01/01/2011 to 12/31/2011...........  $10.89854    $10.47838            0
   01/01/2012 to 12/31/2012...........  $10.47838    $12.04928            0
   01/01/2013 to 12/31/2013...........  $12.04928    $16.97245            0
   01/01/2014 to 12/31/2014...........  $16.97245    $17.98424            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.72060    $13.23998            0
   01/01/2007 to 12/31/2007...........  $13.23998    $18.19215            0
   01/01/2008 to 12/31/2008...........  $18.19215    $ 8.89797            0
   01/01/2009 to 12/31/2009...........  $ 8.89797    $12.99675            0
   01/01/2010 to 12/31/2010...........  $12.99675    $15.31064            0
   01/01/2011 to 12/31/2011...........  $15.31064    $12.74029            0
   01/01/2012 to 12/31/2012...........  $12.74029    $12.91003            0
   01/01/2013 to 12/31/2013...........  $12.91003    $14.56784            0
   01/01/2014 to 12/31/2014...........  $14.56784    $13.05591            0
AST TEMPLETON GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.51777    $ 9.77542            0
   01/01/2007 to 12/31/2007...........  $ 9.77542    $10.48123            0
   01/01/2008 to 12/31/2008...........  $10.48123    $10.00096            0
   01/01/2009 to 12/31/2009...........  $10.00096    $10.96586            0
   01/01/2010 to 12/31/2010...........  $10.96586    $11.34046            0
   01/01/2011 to 12/31/2011...........  $11.34046    $11.54872            0
   01/01/2012 to 12/31/2012...........  $11.54872    $11.88441            0
   01/01/2013 to 12/31/2013...........  $11.88441    $11.18657            0
   01/01/2014 to 12/31/2014...........  $11.18657    $11.00133            0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.62249    $11.30662            0
   01/01/2007 to 12/31/2007...........  $11.30662    $12.11353            0
   01/01/2008 to 12/31/2008...........  $12.11353    $ 6.83224            0
   01/01/2009 to 12/31/2009...........  $ 6.83224    $ 8.58160            0
   01/01/2010 to 12/31/2010...........  $ 8.58160    $ 9.62121            0
   01/01/2011 to 12/31/2011...........  $ 9.62121    $ 9.08459        2,223
   01/01/2012 to 12/31/2012...........  $ 9.08459    $ 9.86225        4,081
   01/01/2013 to 12/31/2013...........  $ 9.86225    $11.62287       59,005
   01/01/2014 to 12/31/2014...........  $11.62287    $11.99269       68,303
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99817    $ 9.97260            0
   01/01/2008 to 12/31/2008...........  $ 9.97260    $ 9.24479            0
   01/01/2009 to 12/31/2009...........  $ 9.24479    $10.09286            0
   01/01/2010 to 12/31/2010...........  $10.09286    $10.64051            0
   01/01/2011 to 12/31/2011...........  $10.64051    $11.03361            0
   01/01/2012 to 12/31/2012...........  $11.03361    $11.63787            0
   01/01/2013 to 12/31/2013...........  $11.63787    $11.21185            0
   01/01/2014 to 12/31/2014...........  $11.21185    $11.75439            0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07796    $ 6.61789       61,258
   01/01/2009 to 12/31/2009...........  $ 6.61789    $ 8.41819      104,719
   01/01/2010 to 12/31/2010...........  $ 8.41819    $ 9.07616      130,503
   01/01/2011 to 12/31/2011...........  $ 9.07616    $ 8.72845      149,496
   01/01/2012 to 09/21/2012...........  $ 8.72845    $ 9.73895            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08884    $ 7.64224         0
   01/01/2009 to 12/31/2009...........  $ 7.64224    $ 9.08601         0
   01/01/2010 to 12/31/2010...........  $ 9.08601    $10.42895         0
   01/01/2011 to 12/31/2011...........  $10.42895    $10.90842         0
   01/01/2012 to 12/31/2012...........  $10.90842    $11.82635         0
   01/01/2013 to 12/31/2013...........  $11.82635    $14.85707         0
   01/01/2014 to 12/31/2014...........  $14.85707    $16.01623         0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008..........  $10.26785    $ 7.01551         0
   01/01/2009 to 12/31/2009...........  $ 7.01551    $ 8.97465         0
   01/01/2010 to 12/31/2010...........  $ 8.97465    $10.65472         0
   01/01/2011 to 12/31/2011...........  $10.65472    $10.99375         0
   01/01/2012 to 12/31/2012...........  $10.99375    $13.12731         0
   01/01/2013 to 12/31/2013...........  $13.12731    $17.95726         0
   01/01/2014 to 12/31/2014...........  $17.95726    $19.75046         0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008..........  $10.38554    $ 5.25170         0
   01/01/2009 to 12/31/2009...........  $ 5.25170    $ 5.90700         0
   01/01/2010 to 12/31/2010...........  $ 5.90700    $ 6.40853         0
   01/01/2011 to 12/31/2011...........  $ 6.40853    $ 5.40074         0
   01/01/2012 to 12/31/2012...........  $ 5.40074    $ 6.58774         0
   01/01/2013 to 12/31/2013...........  $ 6.58774    $ 8.50951         0
   01/01/2014 to 12/31/2014...........  $ 8.50951    $ 9.39731         0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008..........  $10.15177    $ 8.30434         0
   01/01/2009 to 12/31/2009...........  $ 8.30434    $ 9.70984         0
   01/01/2010 to 12/31/2010...........  $ 9.70984    $ 9.76625         0
   01/01/2011 to 12/31/2011...........  $ 9.76625    $10.51768         0
   01/01/2012 to 12/31/2012...........  $10.51768    $12.07599         0
   01/01/2013 to 12/31/2013...........  $12.07599    $16.50590         0
   01/01/2014 to 12/31/2014...........  $16.50590    $19.96848         0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008..........  $10.16527    $ 6.07345         0
   01/01/2009 to 12/31/2009...........  $ 6.07345    $ 7.37123         0
   01/01/2010 to 12/31/2010...........  $ 7.37123    $ 8.92120         0
   01/01/2011 to 12/31/2011...........  $ 8.92120    $ 8.56951         0
   01/01/2012 to 12/31/2012...........  $ 8.56951    $ 9.70472         0
   01/01/2013 to 12/31/2013...........  $ 9.70472    $13.11591         0
   01/01/2014 to 12/31/2014...........  $13.11591    $13.54273         0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11050    $ 6.69076         0
   01/01/2009 to 12/31/2009...........  $ 6.69076    $ 8.48914         0
   01/01/2010 to 12/31/2010...........  $ 8.48914    $ 9.39705         0
   01/01/2011 to 12/31/2011...........  $ 9.39705    $ 9.47832         0
   01/01/2012 to 12/31/2012...........  $ 9.47832    $10.44818         0
   01/01/2013 to 12/31/2013...........  $10.44818    $13.35180         0
   01/01/2014 to 12/31/2014...........  $13.35180    $14.74615         0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.24128    $ 6.24766         0
   01/01/2009 to 12/31/2009...........  $ 6.24766    $ 7.29948         0
   01/01/2010 to 12/31/2010...........  $ 7.29948    $ 8.05941         0
   01/01/2011 to 12/31/2011...........  $ 8.05941    $ 7.78165         0
   01/01/2012 to 12/31/2012...........  $ 7.78165    $ 8.78364         0
   01/01/2013 to 12/31/2013...........  $ 8.78364    $11.15841         0
   01/01/2014 to 12/31/2014...........  $11.15841    $12.05592         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.07228    $ 6.17594         0
   01/01/2009 to 12/31/2009...........  $ 6.17594    $ 8.35444         0
   01/01/2010 to 12/31/2010...........  $ 8.35444    $10.49265         0
   01/01/2011 to 12/31/2011...........  $10.49265    $ 9.96515         0
   01/01/2012 to 12/31/2012...........  $ 9.96515    $11.24447         0
   01/01/2013 to 12/31/2013...........  $11.24447    $14.35405         0
   01/01/2014 to 12/31/2014...........  $14.35405    $14.86518         0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.18826    $ 6.43929         0
   01/01/2009 to 12/31/2009...........  $ 6.43929    $ 8.24187         0
   01/01/2010 to 12/31/2010...........  $ 8.24187    $ 9.70911         0
   01/01/2011 to 12/31/2011...........  $ 9.70911    $ 9.12308         0
   01/01/2012 to 12/31/2012...........  $ 9.12308    $10.39978         0
   01/01/2013 to 12/31/2013...........  $10.39978    $13.44206         0
   01/01/2014 to 12/31/2014...........  $13.44206    $14.48517         0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008..........  $10.25876    $ 5.49689         0
   01/01/2009 to 12/31/2009...........  $ 5.49689    $ 6.87569         0
   01/01/2010 to 12/31/2010...........  $ 6.87569    $ 8.38477         0
   01/01/2011 to 12/31/2011...........  $ 8.38477    $ 8.59019         0
   01/01/2012 to 12/31/2012...........  $ 8.59019    $ 9.84334         0
   01/01/2013 to 12/31/2013...........  $ 9.84334    $ 9.63552         0
   01/01/2014 to 12/31/2014...........  $ 9.63552    $11.78102         0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11340    $ 6.78354         0
   01/01/2009 to 12/31/2009...........  $ 6.78354    $ 8.37044         0
   01/01/2010 to 12/31/2010...........  $ 8.37044    $10.29229         0
   01/01/2011 to 12/31/2011...........  $10.29229    $10.19515         0
   01/01/2012 to 12/31/2012...........  $10.19515    $11.21492         0
   01/01/2013 to 12/31/2013...........  $11.21492    $15.40227         0
   01/01/2014 to 12/31/2014...........  $15.40227    $15.39057         0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.22840    $ 7.15156         0
   01/01/2009 to 12/31/2009...........  $ 7.15156    $ 8.42108         0
   01/01/2010 to 12/31/2010...........  $ 8.42108    $10.05617         0
   01/01/2011 to 12/31/2011...........  $10.05617    $ 9.43173         0
   01/01/2012 to 12/31/2012...........  $ 9.43173    $10.71406         0
   01/01/2013 to 12/31/2013...........  $10.71406    $14.42611         0
   01/01/2014 to 12/31/2014...........  $14.42611    $14.92894         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008..........  $10.27798    $ 7.24083         0
   01/01/2009 to 12/31/2009...........  $ 7.24083    $ 7.59983         0
   01/01/2010 to 12/31/2010...........  $ 7.59983    $ 8.59861         0
   01/01/2011 to 12/31/2011...........  $ 8.59861    $ 8.56679         0
   01/01/2012 to 12/31/2012...........  $ 8.56679    $ 9.76181         0
   01/01/2013 to 12/31/2013...........  $ 9.76181    $10.69926         0
   01/01/2014 to 12/31/2014...........  $10.69926    $10.52305         0
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008..........  $10.09843    $ 7.18768         0
   01/01/2009 to 12/31/2009...........  $ 7.18768    $ 7.78417         0
   01/01/2010 to 12/31/2010...........  $ 7.78417    $ 8.06597         0
   01/01/2011 to 12/31/2011...........  $ 8.06597    $ 9.27014         0
   01/01/2012 to 12/31/2012...........  $ 9.27014    $ 9.07852         0
   01/01/2013 to 12/31/2013...........  $ 9.07852    $10.06075         0
   01/01/2014 to 12/31/2014...........  $10.06075    $12.38637         0

* Denotes the start date of these sub-accounts

                               PREMIER L SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

          ACCUMULATION UNIT VALUES: WITH COMBO 5%/HAV 80 BPS (2.30%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.77136    $ 9.45889     4,634,630
   01/01/2010 to 12/31/2010...........  $ 9.45889    $10.35258     5,137,364
   01/01/2011 to 12/31/2011...........  $10.35258    $ 9.85110     4,511,499
   01/01/2012 to 12/31/2012...........  $ 9.85110    $10.83936     4,512,237
   01/01/2013 to 12/31/2013...........  $10.83936    $11.65248     3,980,717
   01/01/2014 to 12/31/2014...........  $11.65248    $11.82550     3,583,697
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.78104    $ 9.61143     1,777,502
   01/01/2010 to 12/31/2010...........  $ 9.61143    $10.68319     2,019,590
   01/01/2011 to 12/31/2011...........  $10.68319    $10.45514     1,914,200
   01/01/2012 to 12/31/2012...........  $10.45514    $11.61448     2,135,086
   01/01/2013 to 12/31/2013...........  $11.61448    $13.23315     2,097,823
   01/01/2014 to 12/31/2014...........  $13.23315    $13.72573     1,972,645
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.81667    $ 8.42035        31,911
   01/01/2010 to 12/31/2010...........  $ 8.42035    $ 9.37086        45,310
   01/01/2011 to 12/31/2011...........  $ 9.37086    $ 9.48765        45,137
   01/01/2012 to 05/04/2012...........  $ 9.48765    $10.28723             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.08500    $ 9.70059     3,064,712
   01/01/2010 to 12/31/2010...........  $ 9.70059    $10.65023     3,948,773
   01/01/2011 to 12/31/2011...........  $10.65023    $10.28464     3,425,837
   01/01/2012 to 12/31/2012...........  $10.28464    $11.30707     3,544,040
   01/01/2013 to 12/31/2013...........  $11.30707    $13.00353     3,396,895
   01/01/2014 to 12/31/2014...........  $13.00353    $13.54010     2,787,943
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99751    $ 9.12885        80,984
   01/01/2012 to 12/31/2012...........  $ 9.12885    $ 9.98474        84,304
   01/01/2013 to 12/31/2013...........  $ 9.98474    $10.81958       174,559
   01/01/2014 to 12/31/2014...........  $10.81958    $11.09402       143,374
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99813    $10.45656        16,940
   01/01/2014 to 12/31/2014...........  $10.45656    $10.58720        30,363
AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14490    $10.29213             0
   01/01/2010 to 12/31/2010...........  $10.29213    $11.44159         5,126
   01/01/2011 to 12/31/2011...........  $11.44159    $10.52792         6,183
   01/01/2012 to 12/31/2012...........  $10.52792    $11.65274         7,894
   01/01/2013 to 12/31/2013...........  $11.65274    $14.97096         5,034
   01/01/2014 to 12/31/2014...........  $14.97096    $16.13666         4,729
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.58366    $ 9.28814     5,711,545
   01/01/2010 to 12/31/2010...........  $ 9.28814    $10.29386     6,530,490
   01/01/2011 to 12/31/2011...........  $10.29386    $ 9.81857     5,407,760
   01/01/2012 to 12/31/2012...........  $ 9.81857    $10.91458     5,748,233
   01/01/2013 to 12/31/2013...........  $10.91458    $13.08906     6,008,938
   01/01/2014 to 12/31/2014...........  $13.08906    $13.68977     5,613,179

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99813    $11.60230        60,708
   01/01/2014 to 12/31/2014...........  $11.60230    $12.88496        65,602
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.79233    $10.23905        13,457
   01/01/2010 to 12/31/2010...........  $10.23905    $12.88076        18,915
   01/01/2011 to 12/31/2011...........  $12.88076    $13.42144        29,148
   01/01/2012 to 12/31/2012...........  $13.42144    $15.13273        30,903
   01/01/2013 to 12/31/2013...........  $15.13273    $15.25591        37,076
   01/01/2014 to 12/31/2014...........  $15.25591    $19.52324        37,677
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99813    $ 9.64906             0
   01/01/2014 to 12/31/2014...........  $ 9.64906    $ 9.91332             0
AST FI PYRAMIS QUANTITATIVE PORTFOLIO
FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.06217    $ 8.66215       970,053
   01/01/2010 to 12/31/2010...........  $ 8.66215    $ 9.68378     1,094,089
   01/01/2011 to 12/31/2011...........  $ 9.68378    $ 9.32398       998,738
   01/01/2012 to 12/31/2012...........  $ 9.32398    $10.08333     1,031,065
   01/01/2013 to 12/31/2013...........  $10.08333    $11.31154     1,005,330
   01/01/2014 to 12/31/2014...........  $11.31154    $11.40557       895,614
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.43009    $ 8.85972       106,110
   01/01/2010 to 12/31/2010...........  $ 8.85972    $ 9.81450       239,549
   01/01/2011 to 12/31/2011...........  $ 9.81450    $ 9.35692       186,134
   01/01/2012 to 12/31/2012...........  $ 9.35692    $10.39334       233,489
   01/01/2013 to 12/31/2013...........  $10.39334    $12.11275       300,513
   01/01/2014 to 12/31/2014...........  $12.11275    $12.51742       288,795
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99814    $10.70381     1,597,720
   01/01/2013 to 12/31/2013...........  $10.70381    $13.02381     1,551,039
   01/01/2014 to 12/31/2014...........  $13.02381    $13.13555     1,415,550
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99813    $10.77163        51,227
   01/01/2014 to 12/31/2014...........  $10.77163    $10.79879        57,889
AST GLOBAL REAL ESTATE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 5.70322    $ 8.05116        11,445
   01/01/2010 to 12/31/2010...........  $ 8.05116    $ 9.46002        24,643
   01/01/2011 to 12/31/2011...........  $ 9.46002    $ 8.78163        19,788
   01/01/2012 to 12/31/2012...........  $ 8.78163    $10.88468        22,310
   01/01/2013 to 12/31/2013...........  $10.88468    $11.10256        34,587
   01/01/2014 to 12/31/2014...........  $11.10256    $12.36411        22,255
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.56640    $10.93431        43,192
   01/01/2010 to 12/31/2010...........  $10.93431    $11.78814        53,396
   01/01/2011 to 12/31/2011...........  $11.78814    $11.06745        52,648
   01/01/2012 to 12/31/2012...........  $11.06745    $12.95645        58,705
   01/01/2013 to 12/31/2013...........  $12.95645    $16.43180        91,973
   01/01/2014 to 02/07/2014...........  $16.43180    $16.15486             0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.74995    $ 8.12654        39,583
   01/01/2010 to 12/31/2010...........  $ 8.12654    $ 8.96759        72,779
   01/01/2011 to 12/31/2011...........  $ 8.96759    $ 8.28237        36,851
   01/01/2012 to 12/31/2012...........  $ 8.28237    $ 9.68809        42,794
   01/01/2013 to 12/31/2013...........  $ 9.68809    $12.64699        91,383
   01/01/2014 to 12/31/2014...........  $12.64699    $13.98609        72,433

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.46701    $11.33587        50,108
   01/01/2010 to 12/31/2010...........  $11.33587    $13.27803        74,901
   01/01/2011 to 12/31/2011...........  $13.27803    $12.59342        48,591
   01/01/2012 to 12/31/2012...........  $12.59342    $14.72440        80,352
   01/01/2013 to 12/31/2013...........  $14.72440    $19.02687        82,634
   01/01/2014 to 12/31/2014...........  $19.02687    $20.74304        77,925
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.74207    $ 9.14789       502,973
   01/01/2010 to 12/31/2010...........  $ 9.14789    $ 9.97940       724,144
   01/01/2011 to 12/31/2011...........  $ 9.97940    $ 9.70594       638,997
   01/01/2012 to 12/31/2012...........  $ 9.70594    $10.44837       664,544
   01/01/2013 to 12/31/2013...........  $10.44837    $11.21657       657,922
   01/01/2014 to 12/31/2014...........  $11.21657    $11.40747       634,353
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.37800    $ 9.44641        10,566
   01/01/2010 to 12/31/2010...........  $ 9.44641    $11.70578        19,745
   01/01/2011 to 12/31/2011...........  $11.70578    $11.59196        19,295
   01/01/2012 to 12/31/2012...........  $11.59196    $13.10878        22,555
   01/01/2013 to 12/31/2013...........  $13.10878    $17.78780        61,133
   01/01/2014 to 12/31/2014...........  $17.78780    $18.63957        67,519
AST HERNDON LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.04435    $ 8.88795        22,055
   01/01/2010 to 12/31/2010...........  $ 8.88795    $ 9.76915        27,202
   01/01/2011 to 12/31/2011...........  $ 9.76915    $ 9.50286        16,188
   01/01/2012 to 12/31/2012...........  $ 9.50286    $10.53358        19,902
   01/01/2013 to 12/31/2013...........  $10.53358    $13.86255        24,280
   01/01/2014 to 12/31/2014...........  $13.86255    $13.76195        25,800
AST HIGH YIELD PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.19007    $10.22092        18,211
   01/01/2010 to 12/31/2010...........  $10.22092    $11.33996        28,487
   01/01/2011 to 12/31/2011...........  $11.33996    $11.43711        24,583
   01/01/2012 to 12/31/2012...........  $11.43711    $12.73073        28,637
   01/01/2013 to 12/31/2013...........  $12.73073    $13.33806        27,634
   01/01/2014 to 12/31/2014...........  $13.33806    $13.37164        25,909
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.05136    $ 7.90775        34,217
   01/01/2010 to 12/31/2010...........  $ 7.90775    $ 8.85072        40,087
   01/01/2011 to 12/31/2011...........  $ 8.85072    $ 7.53378        30,791
   01/01/2012 to 12/31/2012...........  $ 7.53378    $ 8.86389        37,956
   01/01/2013 to 12/31/2013...........  $ 8.86389    $10.31589        37,684
   01/01/2014 to 12/31/2014...........  $10.31589    $ 9.52677        37,774
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.72862    $ 8.70312        26,080
   01/01/2010 to 12/31/2010...........  $ 8.70312    $ 9.45037        37,505
   01/01/2011 to 12/31/2011...........  $ 9.45037    $ 8.07874        25,333
   01/01/2012 to 12/31/2012...........  $ 8.07874    $ 9.21373        32,623
   01/01/2013 to 12/31/2013...........  $ 9.21373    $10.75994        33,814
   01/01/2014 to 12/31/2014...........  $10.75994    $ 9.81286        31,209
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009* to 12/31/2009..........  $ 9.98124    $10.83253         1,635
   01/01/2010 to 12/31/2010...........  $10.83253    $11.73376         6,091
   01/01/2011 to 12/31/2011...........  $11.73376    $12.89793     3,863,808
   01/01/2012 to 12/31/2012...........  $12.89793    $13.79278     1,572,043
   01/01/2013 to 12/31/2013...........  $13.79278    $13.05358       429,073
   01/01/2014 to 12/31/2014...........  $13.05358    $13.61868       538,817

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.22661    $ 8.80420      492,765
   01/01/2010 to 12/31/2010...........  $ 8.80420    $ 9.79553      752,454
   01/01/2011 to 12/31/2011...........  $ 9.79553    $ 9.52105      590,661
   01/01/2012 to 12/31/2012...........  $ 9.52105    $10.57078      712,315
   01/01/2013 to 12/31/2013...........  $10.57078    $12.01556      772,774
   01/01/2014 to 12/31/2014...........  $12.01556    $12.49292      733,956
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.72894    $10.35804      142,828
   01/01/2010 to 12/31/2010...........  $10.35804    $10.85122       97,893
   01/01/2011 to 12/31/2011...........  $10.85122    $ 9.63698       79,641
   01/01/2012 to 12/31/2012...........  $ 9.63698    $11.48382       88,347
   01/01/2013 to 12/31/2013...........  $11.48382    $12.94997      139,829
   01/01/2014 to 12/31/2014...........  $12.94997    $11.85292      132,671
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.50670    $10.99024      491,443
   01/01/2010 to 12/31/2010...........  $10.99024    $11.52951      515,178
   01/01/2011 to 12/31/2011...........  $11.52951    $11.29693      465,852
   01/01/2012 to 12/31/2012...........  $11.29693    $12.22630      488,641
   01/01/2013 to 12/31/2013...........  $12.22630    $13.27000      471,230
   01/01/2014 to 12/31/2014...........  $13.27000    $13.67845      432,935
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08352    $10.28234            0
   01/01/2010 to 12/31/2010...........  $10.28234    $11.18859       12,626
   01/01/2011 to 12/31/2011...........  $11.18859    $11.00994        4,099
   01/01/2012 to 12/31/2012...........  $11.00994    $12.39649        4,790
   01/01/2013 to 12/31/2013...........  $12.39649    $16.54020        3,186
   01/01/2014 to 12/31/2014...........  $16.54020    $17.70496        3,105
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.09303    $ 7.70055        7,953
   01/01/2010 to 12/31/2010...........  $ 7.70055    $ 8.51795        4,112
   01/01/2011 to 12/31/2011...........  $ 8.51795    $ 7.97841        2,793
   01/01/2012 to 12/31/2012...........  $ 7.97841    $ 9.11568        2,856
   01/01/2013 to 12/31/2013...........  $ 9.11568    $12.46280       31,071
   01/01/2014 to 12/31/2014...........  $12.46280    $13.85728       38,880
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.03373    $ 8.92597      155,405
   01/01/2010 to 12/31/2010...........  $ 8.92597    $10.44883       97,355
   01/01/2011 to 12/31/2011...........  $10.44883    $10.12099       82,837
   01/01/2012 to 12/31/2012...........  $10.12099    $11.10653      100,725
   01/01/2013 to 12/31/2013...........  $11.10653    $14.83180       91,008
   01/01/2014 to 12/31/2014...........  $14.83180    $16.03371      175,341
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.04118    $10.87532       24,230
   01/01/2010 to 12/31/2010...........  $10.87532    $12.05706       31,946
   01/01/2011 to 12/31/2011...........  $12.05706    $12.98528       41,423
   01/01/2012 to 12/31/2012...........  $12.98528    $13.44559       55,025
   01/01/2013 to 12/31/2013...........  $13.44559    $12.88038       39,803
   01/01/2014 to 12/31/2014...........  $12.88038    $13.39520       62,927
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.47709    $11.23486       57,798
   01/01/2010 to 12/31/2010...........  $11.23486    $12.30530      124,310
   01/01/2011 to 12/31/2011...........  $12.30530    $11.65219       67,237
   01/01/2012 to 12/31/2012...........  $11.65219    $14.01846      113,194
   01/01/2013 to 12/31/2013...........  $14.01846    $17.49024      130,064
   01/01/2014 to 12/31/2014...........  $17.49024    $17.71763      123,917

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.07069    $ 9.76781        7,646
   01/01/2010 to 12/31/2010...........  $ 9.76781    $10.76895       12,348
   01/01/2011 to 12/31/2011...........  $10.76895    $10.46467       14,878
   01/01/2012 to 12/31/2012...........  $10.46467    $11.97661       15,312
   01/01/2013 to 12/31/2013...........  $11.97661    $16.00478       21,911
   01/01/2014 to 12/31/2014...........  $16.00478    $17.00761       18,794
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99814    $10.17373            0
   01/01/2013 to 12/31/2013...........  $10.17373    $13.37657            0
   01/01/2014 to 12/31/2014...........  $13.37657    $14.41184        5,230
AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.16823    $ 9.48619       13,814
   01/01/2010 to 12/31/2010...........  $ 9.48619    $11.46229       17,737
   01/01/2011 to 12/31/2011...........  $11.46229    $10.81819        9,906
   01/01/2012 to 12/31/2012...........  $10.81819    $12.52141        8,944
   01/01/2013 to 12/31/2013...........  $12.52141    $16.20755        8,997
   01/01/2014 to 12/31/2014...........  $16.20755    $18.21469        6,848
AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.38695    $10.23676       21,842
   01/01/2010 to 12/31/2010...........  $10.23676    $10.00912       68,352
   01/01/2011 to 12/31/2011...........  $10.00912    $ 9.78655      141,326
   01/01/2012 to 12/31/2012...........  $ 9.78655    $ 9.56663       94,510
   01/01/2013 to 12/31/2013...........  $ 9.56663    $ 9.35158       42,614
   01/01/2014 to 12/31/2014...........  $ 9.35158    $ 9.14136       46,699
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.78418    $ 9.17426       90,627
   01/01/2010 to 12/31/2010...........  $ 9.17426    $11.06988       85,558
   01/01/2011 to 12/31/2011...........  $11.06988    $10.55254       65,485
   01/01/2012 to 12/31/2012...........  $10.55254    $12.08173      104,204
   01/01/2013 to 12/31/2013...........  $12.08173    $16.77143      156,285
   01/01/2014 to 12/31/2014...........  $16.77143    $18.73061      143,373
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02804    $10.06016          739
   01/01/2012 to 12/31/2012...........  $10.06016    $10.31283       10,806
   01/01/2013 to 12/31/2013...........  $10.31283    $ 9.79532            0
   01/01/2014 to 12/31/2014...........  $ 9.79532    $10.06817        5,345
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.55048    $10.58299       58,714
   01/01/2010 to 12/31/2010...........  $10.58299    $13.31188      100,724
   01/01/2011 to 12/31/2011...........  $13.31188    $13.23245       11,315
   01/01/2012 to 12/31/2012...........  $13.23245    $14.53608       14,492
   01/01/2013 to 12/31/2013...........  $14.53608    $18.84307       15,086
   01/01/2014 to 12/31/2014...........  $18.84307    $19.88175       14,407
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.95597    $ 8.43830       17,360
   01/01/2010 to 12/31/2010...........  $ 8.43830    $ 9.92054       18,659
   01/01/2011 to 04/29/2011...........  $ 9.92054    $11.10530            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99814    $10.28113       48,057
   01/01/2013 to 12/31/2013...........  $10.28113    $11.95086       39,921
   01/01/2014 to 12/31/2014...........  $11.95086    $12.28242       35,666

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.15570    $ 9.04757       181,323
   01/01/2010 to 12/31/2010...........  $ 9.04757    $10.81385       328,792
   01/01/2011 to 12/31/2011...........  $10.81385    $ 8.42811       104,981
   01/01/2012 to 12/31/2012...........  $ 8.42811    $ 9.71539       134,770
   01/01/2013 to 12/31/2013...........  $ 9.71539    $ 9.51805       170,990
   01/01/2014 to 12/31/2014...........  $ 9.51805    $ 8.86830       166,376
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.77261    $11.29002        29,049
   01/01/2010 to 12/31/2010...........  $11.29002    $11.46655        31,539
   01/01/2011 to 12/31/2011...........  $11.46655    $11.46118        35,983
   01/01/2012 to 12/31/2012...........  $11.46118    $11.72899        37,863
   01/01/2013 to 12/31/2013...........  $11.72899    $11.21591        74,755
   01/01/2014 to 12/31/2014...........  $11.21591    $10.95294        27,047
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.69261    $11.82223       353,561
   01/01/2010 to 12/31/2010...........  $11.82223    $12.44845       853,716
   01/01/2011 to 12/31/2011...........  $12.44845    $12.55575       603,368
   01/01/2012 to 12/31/2012...........  $12.55575    $13.41715       665,696
   01/01/2013 to 12/31/2013...........  $13.41715    $12.87458       559,958
   01/01/2014 to 12/31/2014...........  $12.87458    $13.11750       482,999
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.98180    $10.39060     1,642,238
   01/01/2010 to 12/31/2010...........  $10.39060    $11.23093     1,684,823
   01/01/2011 to 12/31/2011...........  $11.23093    $11.08818     1,648,105
   01/01/2012 to 12/31/2012...........  $11.08818    $11.96291     1,806,643
   01/01/2013 to 12/31/2013...........  $11.96291    $12.77116     1,623,563
   01/01/2014 to 12/31/2014...........  $12.77116    $13.20504     1,494,637
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01805    $10.06005         1,282
   01/01/2012 to 12/31/2012...........  $10.06005    $10.53264         1,648
   01/01/2013 to 12/31/2013...........  $10.53264    $10.05767       112,440
   01/01/2014 to 12/31/2014...........  $10.05767    $10.42743       109,431
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.66739    $ 8.10732     1,532,700
   01/01/2010 to 12/31/2010...........  $ 8.10732    $ 9.43250     1,911,779
   01/01/2011 to 12/31/2011...........  $ 9.43250    $ 8.64767     1,594,603
   01/01/2012 to 12/31/2012...........  $ 8.64767    $ 9.54508     1,783,198
   01/01/2013 to 12/31/2013...........  $ 9.54508    $10.91902     1,446,643
   01/01/2014 to 12/31/2014...........  $10.91902    $11.65528     1,396,560
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.38701    $ 8.10701        36,891
   01/01/2010 to 12/31/2010...........  $ 8.10701    $ 9.11744        54,039
   01/01/2011 to 12/31/2011...........  $ 9.11744    $ 9.22101        34,037
   01/01/2012 to 12/31/2012...........  $ 9.22101    $10.70831        40,383
   01/01/2013 to 12/31/2013...........  $10.70831    $13.86199        57,740
   01/01/2014 to 12/31/2014...........  $13.86199    $15.88287        47,998
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99813    $ 8.86352             0
   01/01/2012 to 12/31/2012...........  $ 8.86352    $ 9.80389             0
   01/01/2013 to 12/31/2013...........  $ 9.80389    $11.73000             0
   01/01/2014 to 12/31/2014...........  $11.73000    $12.21170             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST RCM WORLD TRENDS PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.43108    $ 8.82485       737,299
   01/01/2010 to 12/31/2010...........  $ 8.82485    $ 9.65463     1,444,005
   01/01/2011 to 12/31/2011...........  $ 9.65463    $ 9.26641     1,175,865
   01/01/2012 to 12/31/2012...........  $ 9.26641    $ 9.98915     1,264,108
   01/01/2013 to 12/31/2013...........  $ 9.98915    $10.97919     1,082,425
   01/01/2014 to 12/31/2014...........  $10.97919    $11.28386     1,011,129
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.74440    $ 8.27102       539,801
   01/01/2010 to 12/31/2010...........  $ 8.27102    $ 9.24479     1,143,600
   01/01/2011 to 12/31/2011...........  $ 9.24479    $ 8.82135       769,975
   01/01/2012 to 12/31/2012...........  $ 8.82135    $ 9.99402       986,280
   01/01/2013 to 12/31/2013...........  $ 9.99402    $11.53373     1,100,674
   01/01/2014 to 12/31/2014...........  $11.53373    $11.88687     1,085,434
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.11341    $ 9.95586       897,972
   01/01/2010 to 12/31/2010...........  $ 9.95586    $10.88156     1,422,432
   01/01/2011 to 12/31/2011...........  $10.88156    $10.27765     1,103,568
   01/01/2012 to 12/31/2012...........  $10.27765    $11.16511     1,197,387
   01/01/2013 to 12/31/2013...........  $11.16511    $12.48579     1,149,605
   01/01/2014 to 12/31/2014...........  $12.48579    $12.57570       885,007
AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.13483    $ 9.27013        13,008
   01/01/2010 to 12/31/2010...........  $ 9.27013    $12.01118        17,888
   01/01/2011 to 12/31/2011...........  $12.01118    $10.20193        29,595
   01/01/2012 to 12/31/2012...........  $10.20193    $11.97389        31,151
   01/01/2013 to 12/31/2013...........  $11.97389    $16.48166        60,143
   01/01/2014 to 12/31/2014...........  $16.48166    $16.90710        50,003
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.56087    $ 8.59961        59,475
   01/01/2010 to 12/31/2010...........  $ 8.59961    $11.46782        35,079
   01/01/2011 to 12/31/2011...........  $11.46782    $11.10068        27,464
   01/01/2012 to 12/31/2012...........  $11.10068    $12.17187        46,563
   01/01/2013 to 12/31/2013...........  $12.17187    $16.08335        50,452
   01/01/2014 to 12/31/2014...........  $16.08335    $16.32209        48,610
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.54854    $ 9.78101         9,018
   01/01/2010 to 12/31/2010...........  $ 9.78101    $12.04659         9,707
   01/01/2011 to 12/31/2011...........  $12.04659    $11.07233         7,017
   01/01/2012 to 12/31/2012...........  $11.07233    $12.78859         9,087
   01/01/2013 to 12/31/2013...........  $12.78859    $17.17681         9,357
   01/01/2014 to 12/31/2014...........  $17.17681    $17.67519         9,046
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.55844    $10.34266     1,395,565
   01/01/2010 to 12/31/2010...........  $10.34266    $11.27647     1,658,234
   01/01/2011 to 12/31/2011...........  $11.27647    $11.24209     1,517,587
   01/01/2012 to 12/31/2012...........  $11.24209    $12.47207     1,598,339
   01/01/2013 to 12/31/2013...........  $12.47207    $14.24387     1,545,629
   01/01/2014 to 12/31/2014...........  $14.24387    $14.74231     1,456,615
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.17931    $ 7.88518       196,455
   01/01/2010 to 12/31/2010...........  $ 7.88518    $ 8.72888       165,639
   01/01/2011 to 12/31/2011...........  $ 8.72888    $ 8.39306       117,627
   01/01/2012 to 12/31/2012...........  $ 8.39306    $ 9.61933       204,870
   01/01/2013 to 12/31/2013...........  $ 9.61933    $12.19460       208,100
   01/01/2014 to 12/31/2014...........  $12.19460    $12.81051       229,398

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.29776    $ 9.60494       180,759
   01/01/2010 to 12/31/2010...........  $ 9.60494    $10.87354       148,566
   01/01/2011 to 12/31/2011...........  $10.87354    $10.44927        96,780
   01/01/2012 to 12/31/2012...........  $10.44927    $12.00993       170,072
   01/01/2013 to 12/31/2013...........  $12.00993    $16.90868       171,872
   01/01/2014 to 12/31/2014...........  $16.90868    $17.90792       180,790
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.72209    $12.96586        34,738
   01/01/2010 to 12/31/2010...........  $12.96586    $15.26697       168,286
   01/01/2011 to 12/31/2011...........  $15.26697    $12.69771        49,337
   01/01/2012 to 12/31/2012...........  $12.69771    $12.86055        69,274
   01/01/2013 to 12/31/2013...........  $12.86055    $14.50493        39,702
   01/01/2014 to 12/31/2014...........  $14.50493    $12.99312        39,180
AST TEMPLETON GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.88095    $10.94031        25,100
   01/01/2010 to 12/31/2010...........  $10.94031    $11.30855        37,393
   01/01/2011 to 12/31/2011...........  $11.30855    $11.51060        33,700
   01/01/2012 to 12/31/2012...........  $11.51060    $11.83935        37,344
   01/01/2013 to 12/31/2013...........  $11.83935    $11.13870        27,862
   01/01/2014 to 12/31/2014...........  $11.13870    $10.94878        24,645
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.75998    $ 8.56459        39,138
   01/01/2010 to 12/31/2010...........  $ 8.56459    $ 9.59753        71,363
   01/01/2011 to 12/31/2011...........  $ 9.59753    $ 9.05781        73,122
   01/01/2012 to 12/31/2012...........  $ 9.05781    $ 9.82842        83,022
   01/01/2013 to 12/31/2013...........  $ 9.82842    $11.57734       151,360
   01/01/2014 to 12/31/2014...........  $11.57734    $11.93989       200,960
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.37401    $10.08246       174,062
   01/01/2010 to 12/31/2010...........  $10.08246    $10.62443       154,181
   01/01/2011 to 12/31/2011...........  $10.62443    $11.01173       115,301
   01/01/2012 to 12/31/2012...........  $11.01173    $11.60902       179,664
   01/01/2013 to 12/31/2013...........  $11.60902    $11.17857       230,627
   01/01/2014 to 12/31/2014...........  $11.17857    $11.71370       252,993
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2009 to 12/31/2009...........  $ 6.61258    $ 8.41122     1,019,921
   01/01/2010 to 12/31/2010...........  $ 8.41122    $ 9.06421     1,782,273
   01/01/2011 to 12/31/2011...........  $ 9.06421    $ 8.71266     1,450,259
   01/01/2012 to 09/21/2012...........  $ 8.71266    $ 9.71788             0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.25240    $ 9.07838             0
   01/01/2010 to 12/31/2010...........  $ 9.07838    $10.41504         2,926
   01/01/2011 to 12/31/2011...........  $10.41504    $10.88855         2,649
   01/01/2012 to 12/31/2012...........  $10.88855    $11.79908         1,880
   01/01/2013 to 12/31/2013...........  $11.79908    $14.81554         1,748
   01/01/2014 to 12/31/2014...........  $14.81554    $15.96364         1,704
PROFUND VP CONSUMER SERVICES
   05/01/2009 to 12/31/2009...........  $ 7.26069    $ 8.96734             0
   01/01/2010 to 12/31/2010...........  $ 8.96734    $10.64073             0
   01/01/2011 to 12/31/2011...........  $10.64073    $10.97387             0
   01/01/2012 to 12/31/2012...........  $10.97387    $13.09721             0
   01/01/2013 to 12/31/2013...........  $13.09721    $17.90731         2,213
   01/01/2014 to 12/31/2014...........  $17.90731    $19.68593         1,991

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP FINANCIALS
   05/01/2009 to 12/31/2009...........  $ 4.50852    $ 5.90194       24,910
   01/01/2010 to 12/31/2010...........  $ 5.90194    $ 6.39982       37,855
   01/01/2011 to 12/31/2011...........  $ 6.39982    $ 5.39074       19,236
   01/01/2012 to 12/31/2012...........  $ 5.39074    $ 6.57243       25,684
   01/01/2013 to 12/31/2013...........  $ 6.57243    $ 8.48563       25,360
   01/01/2014 to 12/31/2014...........  $ 8.48563    $ 9.36637       23,803
PROFUND VP HEALTH CARE
   05/01/2009 to 12/31/2009...........  $ 7.57912    $ 9.70197        6,837
   01/01/2010 to 12/31/2010...........  $ 9.70197    $ 9.75359       10,548
   01/01/2011 to 12/31/2011...........  $ 9.75359    $10.49885        7,293
   01/01/2012 to 12/31/2012...........  $10.49885    $12.04846        5,834
   01/01/2013 to 12/31/2013...........  $12.04846    $16.46022        5,818
   01/01/2014 to 12/31/2014...........  $16.46022    $19.90350        7,559
PROFUND VP INDUSTRIALS
   05/01/2009 to 12/31/2009...........  $ 5.83387    $ 7.36531            0
   01/01/2010 to 12/31/2010...........  $ 7.36531    $ 8.90963          329
   01/01/2011 to 12/31/2011...........  $ 8.90963    $ 8.55416          123
   01/01/2012 to 12/31/2012...........  $ 8.55416    $ 9.68250          161
   01/01/2013 to 12/31/2013...........  $ 9.68250    $13.07939          123
   01/01/2014 to 12/31/2014...........  $13.07939    $13.49836           68
PROFUND VP LARGE-CAP GROWTH
   05/01/2009 to 12/31/2009...........  $ 6.76298    $ 8.48227        7,864
   01/01/2010 to 12/31/2010...........  $ 8.48227    $ 9.38481        7,864
   01/01/2011 to 12/31/2011...........  $ 9.38481    $ 9.46136        8,198
   01/01/2012 to 12/31/2012...........  $ 9.46136    $10.42444        7,785
   01/01/2013 to 12/31/2013...........  $10.42444    $13.31507        7,785
   01/01/2014 to 12/31/2014...........  $13.31507    $14.69828        7,785
PROFUND VP LARGE-CAP VALUE
   05/01/2009 to 12/31/2009...........  $ 5.76999    $ 7.29354        3,825
   01/01/2010 to 12/31/2010...........  $ 7.29354    $ 8.04896        3,825
   01/01/2011 to 12/31/2011...........  $ 8.04896    $ 7.76766        8,743
   01/01/2012 to 12/31/2012...........  $ 7.76766    $ 8.76356        7,742
   01/01/2013 to 12/31/2013...........  $ 8.76356    $11.12739        6,980
   01/01/2014 to 12/31/2014...........  $11.12739    $12.01650        6,621
PROFUND VP MID-CAP GROWTH
   05/01/2009 to 12/31/2009...........  $ 6.59495    $ 8.34760        1,432
   01/01/2010 to 12/31/2010...........  $ 8.34760    $10.47890        5,452
   01/01/2011 to 12/31/2011...........  $10.47890    $ 9.94731        1,791
   01/01/2012 to 12/31/2012...........  $ 9.94731    $11.21885        2,508
   01/01/2013 to 12/31/2013...........  $11.21885    $14.31437        2,479
   01/01/2014 to 12/31/2014...........  $14.31437    $14.81688        1,828
PROFUND VP MID-CAP VALUE
   05/01/2009 to 12/31/2009...........  $ 6.40378    $ 8.23508          936
   01/01/2010 to 12/31/2010...........  $ 8.23508    $ 9.69632        5,333
   01/01/2011 to 12/31/2011...........  $ 9.69632    $ 9.10660        1,130
   01/01/2012 to 12/31/2012...........  $ 9.10660    $10.37597          936
   01/01/2013 to 12/31/2013...........  $10.37597    $13.40458          936
   01/01/2014 to 12/31/2014...........  $13.40458    $14.43790          936
PROFUND VP REAL ESTATE
   05/01/2009 to 12/31/2009...........  $ 4.71429    $ 6.86993       15,858
   01/01/2010 to 12/31/2010...........  $ 6.86993    $ 8.37375       20,426
   01/01/2011 to 12/31/2011...........  $ 8.37375    $ 8.57465       15,039
   01/01/2012 to 12/31/2012...........  $ 8.57465    $ 9.82085       16,854
   01/01/2013 to 12/31/2013...........  $ 9.82085    $ 9.60879       18,574
   01/01/2014 to 12/31/2014...........  $ 9.60879    $11.74265       18,351

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SMALL-CAP GROWTH
   05/01/2009 to 12/31/2009...........  $ 6.66105    $ 8.36346         763
   01/01/2010 to 12/31/2010...........  $ 8.36346    $10.27873       4,732
   01/01/2011 to 12/31/2011...........  $10.27873    $10.17680         688
   01/01/2012 to 12/31/2012...........  $10.17680    $11.18920         286
   01/01/2013 to 12/31/2013...........  $11.18920    $15.35942         332
   01/01/2014 to 12/31/2014...........  $15.35942    $15.34027         382
PROFUND VP SMALL-CAP VALUE
   05/01/2009 to 12/31/2009...........  $ 6.76374    $ 8.41420       1,322
   01/01/2010 to 12/31/2010...........  $ 8.41420    $10.04307       5,425
   01/01/2011 to 12/31/2011...........  $10.04307    $ 9.41484         385
   01/01/2012 to 12/31/2012...........  $ 9.41484    $10.68964           0
   01/01/2013 to 12/31/2013...........  $10.68964    $14.38635           0
   01/01/2014 to 12/31/2014...........  $14.38635    $14.88055           0
PROFUND VP TELECOMMUNICATIONS
   05/01/2009 to 12/31/2009...........  $ 7.00325    $ 7.59368          31
   01/01/2010 to 12/31/2010...........  $ 7.59368    $ 8.58751       2,197
   01/01/2011 to 12/31/2011...........  $ 8.58751    $ 8.55156       1,831
   01/01/2012 to 12/31/2012...........  $ 8.55156    $ 9.73961       1,657
   01/01/2013 to 12/31/2013...........  $ 9.73961    $10.66978           0
   01/01/2014 to 12/31/2014...........  $10.66978    $10.48887         140
PROFUND VP UTILITIES
   05/01/2009 to 12/31/2009...........  $ 6.50322    $ 7.77777          30
   01/01/2010 to 12/31/2010...........  $ 7.77777    $ 8.05537         235
   01/01/2011 to 12/31/2011...........  $ 8.05537    $ 9.25352       2,906
   01/01/2012 to 12/31/2012...........  $ 9.25352    $ 9.05776       2,984
   01/01/2013 to 12/31/2013...........  $ 9.05776    $10.03284       2,241
   01/01/2014 to 12/31/2014...........  $10.03284    $12.34589       1,869

* Denotes the start date of these sub-accounts

                               PREMIER L SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

        ACCUMULATION UNIT VALUES: WITH COMBO 5%/HAV AND HD GRO (2.35%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.00339    $ 7.76927     3,045,794
   01/01/2009 to 12/31/2009...........  $ 7.76927    $ 9.43986     4,252,347
   01/01/2010 to 12/31/2010...........  $ 9.43986    $10.32669     4,627,984
   01/01/2011 to 12/31/2011...........  $10.32669    $ 9.82155     4,134,047
   01/01/2012 to 12/31/2012...........  $ 9.82155    $10.80162     4,142,341
   01/01/2013 to 12/31/2013...........  $10.80162    $11.60621     3,797,166
   01/01/2014 to 12/31/2014...........  $11.60621    $11.77279     3,432,204
AST ADVANCED STRATEGIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.84353    $ 7.78052       263,677
   01/01/2009 to 12/31/2009...........  $ 7.78052    $ 9.59354     1,512,563
   01/01/2010 to 12/31/2010...........  $ 9.59354    $10.65815     1,845,579
   01/01/2011 to 12/31/2011...........  $10.65815    $10.42545     1,631,826
   01/01/2012 to 12/31/2012...........  $10.42545    $11.57599     1,978,813
   01/01/2013 to 12/31/2013...........  $11.57599    $13.18283     2,018,738
   01/01/2014 to 12/31/2014...........  $13.18283    $13.66683     1,951,682
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.61362    $ 7.30050             0
   01/01/2009 to 12/31/2009...........  $ 7.30050    $ 8.40065         9,247
   01/01/2010 to 12/31/2010...........  $ 8.40065    $ 9.34431        11,631
   01/01/2011 to 12/31/2011...........  $ 9.34431    $ 9.45612        18,869
   01/01/2012 to 05/04/2012...........  $ 9.45612    $10.25131             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.01908    $ 8.03637     1,223,367
   01/01/2009 to 12/31/2009...........  $ 8.03637    $ 9.68123     6,554,519
   01/01/2010 to 12/31/2010...........  $ 9.68123    $10.62384     7,582,411
   01/01/2011 to 12/31/2011...........  $10.62384    $10.25414     6,755,067
   01/01/2012 to 12/31/2012...........  $10.25414    $11.26816     6,690,157
   01/01/2013 to 12/31/2013...........  $11.26816    $12.95246     6,282,078
   01/01/2014 to 12/31/2014...........  $12.95246    $13.48039     5,747,290
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99745    $ 9.12583     2,850,644
   01/01/2012 to 12/31/2012...........  $ 9.12583    $ 9.97661     2,504,221
   01/01/2013 to 12/31/2013...........  $ 9.97661    $10.80546     2,282,040
   01/01/2014 to 12/31/2014...........  $10.80546    $11.07411     2,068,351
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99809    $10.45312             0
   01/01/2014 to 12/31/2014...........  $10.45312    $10.57853         3,970
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99873    $ 9.33072             0
   01/01/2010 to 12/31/2010...........  $ 9.33072    $10.08070             0
   01/01/2011 to 12/31/2011...........  $10.08070    $10.79913             0
   01/01/2012 to 12/31/2012...........  $10.79913    $10.99016             0
   01/01/2013 to 12/31/2013...........  $10.99016    $10.66395             0
   01/01/2014 to 12/31/2014...........  $10.66395    $10.46711             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99810    $11.97817       160,035
   01/01/2009 to 12/31/2009...........  $11.97817    $10.99506       157,323
   01/01/2010 to 12/31/2010...........  $10.99506    $11.94428        79,553
   01/01/2011 to 12/31/2011...........  $11.94428    $13.25529        38,886
   01/01/2012 to 12/31/2012...........  $13.25529    $13.69068        30,006
   01/01/2013 to 12/31/2013...........  $13.69068    $12.95592         8,130
   01/01/2014 to 12/31/2014...........  $12.95592    $12.99545         8,125
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99810    $12.04667        56,653
   01/01/2009 to 12/31/2009...........  $12.04667    $10.86376        55,243
   01/01/2010 to 12/31/2010...........  $10.86376    $11.82023       117,733
   01/01/2011 to 12/31/2011...........  $11.82023    $13.39413        94,375
   01/01/2012 to 12/31/2012...........  $13.39413    $13.85289        69,766
   01/01/2013 to 12/31/2013...........  $13.85289    $12.88083        30,534
   01/01/2014 to 12/31/2014...........  $12.88083    $13.12176        28,718
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99873    $ 8.74446             0
   01/01/2010 to 12/31/2010...........  $ 8.74446    $ 9.55565        48,213
   01/01/2011 to 12/31/2011...........  $ 9.55565    $11.08034        13,583
   01/01/2012 to 12/31/2012...........  $11.08034    $11.50966         2,510
   01/01/2013 to 12/31/2013...........  $11.50966    $10.51262             0
   01/01/2014 to 12/31/2014...........  $10.51262    $10.90380             0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99745    $10.95270        70,632
   01/01/2011 to 12/31/2011...........  $10.95270    $12.87421        34,741
   01/01/2012 to 12/31/2012...........  $12.87421    $13.43279         8,558
   01/01/2013 to 12/31/2013...........  $13.43279    $12.20553             0
   01/01/2014 to 12/31/2014...........  $12.20553    $12.84121             0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99809    $11.96009        78,715
   01/01/2012 to 12/31/2012...........  $11.96009    $12.36832        47,478
   01/01/2013 to 12/31/2013...........  $12.36832    $10.90661             0
   01/01/2014 to 12/31/2014...........  $10.90661    $11.76109             0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99746    $10.34627        68,897
   01/01/2013 to 12/31/2013...........  $10.34627    $ 9.07766       207,444
   01/01/2014 to 12/31/2014...........  $ 9.07766    $ 9.98847        53,885
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........  $ 9.99873    $ 8.70520        56,592
   01/01/2014 to 12/31/2014...........  $ 8.70520    $ 9.74626        29,841
AST BOND PORTFOLIO 2025
   01/02/2014* to 12/31/2014..........  $ 9.99873    $11.24581        55,718
AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14486    $10.29149         6,043
   01/01/2010 to 12/31/2010...........  $10.29149    $11.43520        41,637
   01/01/2011 to 12/31/2011...........  $11.43520    $10.51686        23,719
   01/01/2012 to 12/31/2012...........  $10.51686    $11.63480        26,385
   01/01/2013 to 12/31/2013...........  $11.63480    $14.94057        27,729
   01/01/2014 to 12/31/2014...........  $14.94057    $16.09598        25,742
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.09446    $ 7.56990     2,960,461
   01/01/2009 to 12/31/2009...........  $ 7.56990    $ 9.26952     5,034,909
   01/01/2010 to 12/31/2010...........  $ 9.26952    $10.26814     6,212,739
   01/01/2011 to 12/31/2011...........  $10.26814    $ 9.78927     5,138,561
   01/01/2012 to 12/31/2012...........  $ 9.78927    $10.87660     5,417,142
   01/01/2013 to 12/31/2013...........  $10.87660    $13.03710     5,557,153
   01/01/2014 to 12/31/2014...........  $13.03710    $13.62879     5,356,872

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99809    $11.59758           849
   01/01/2014 to 12/31/2014...........  $11.59758    $12.87345         4,712
AST COHEN & STEERS REALTY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $12.51858    $ 7.92476             0
   01/01/2009 to 12/31/2009...........  $ 7.92476    $10.21482        13,319
   01/01/2010 to 12/31/2010...........  $10.21482    $12.84404        26,665
   01/01/2011 to 12/31/2011...........  $12.84404    $13.37666        16,530
   01/01/2012 to 12/31/2012...........  $13.37666    $15.07483        28,389
   01/01/2013 to 12/31/2013...........  $15.07483    $15.19011        31,471
   01/01/2014 to 12/31/2014...........  $15.19011    $19.42952        32,625
AST DEAM SMALL-CAP VALUE PORTFOLIO
   01/28/2008 to 07/18/2008...........  $ 8.78743    $ 8.56357             0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99809    $ 9.64589         5,934
   01/01/2014 to 12/31/2014...........  $ 9.64589    $ 9.90521         9,050
AST FI PYRAMIS QUANTITATIVE PORTFOLIO
FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.64317    $ 7.14500       102,219
   01/01/2009 to 12/31/2009...........  $ 7.14500    $ 8.64605       963,011
   01/01/2010 to 12/31/2010...........  $ 8.64605    $ 9.66094     1,503,201
   01/01/2011 to 12/31/2011...........  $ 9.66094    $ 9.29742     1,212,660
   01/01/2012 to 12/31/2012...........  $ 9.29742    $10.04957     1,337,469
   01/01/2013 to 12/31/2013...........  $10.04957    $11.26814     1,394,472
   01/01/2014 to 12/31/2014...........  $11.26814    $11.35634     1,202,583
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10342    $ 7.47374         1,927
   01/01/2009 to 12/31/2009...........  $ 7.47374    $ 8.85245       180,716
   01/01/2010 to 12/31/2010...........  $ 8.85245    $ 9.80162       264,585
   01/01/2011 to 12/31/2011...........  $ 9.80162    $ 9.34014       209,356
   01/01/2012 to 12/31/2012...........  $ 9.34014    $10.36964       354,184
   01/01/2013 to 12/31/2013...........  $10.36964    $12.07928       436,263
   01/01/2014 to 12/31/2014...........  $12.07928    $12.47680       439,579
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99810    $ 7.45069         3,713
   01/01/2009 to 11/13/2009...........  $ 7.45069    $ 8.28568             0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99810    $10.70020       910,810
   01/01/2013 to 12/31/2013...........  $10.70020    $13.01302       964,020
   01/01/2014 to 12/31/2014...........  $13.01302    $13.11820       870,978
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99809    $10.76816        71,113
   01/01/2014 to 12/31/2014...........  $10.76816    $10.79012        76,525
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17477    $ 6.09515             0
   01/01/2009 to 12/31/2009...........  $ 6.09515    $ 8.04541        12,087
   01/01/2010 to 12/31/2010...........  $ 8.04541    $ 9.44866        17,206
   01/01/2011 to 12/31/2011...........  $ 9.44866    $ 8.76681        15,171
   01/01/2012 to 12/31/2012...........  $ 8.76681    $10.86107        13,808
   01/01/2013 to 12/31/2013...........  $10.86107    $11.07301        21,789
   01/01/2014 to 12/31/2014...........  $11.07301    $12.32515        21,433
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.44362    $ 7.47329             0
   01/01/2009 to 12/31/2009...........  $ 7.47329    $10.90871        50,148
   01/01/2010 to 12/31/2010...........  $10.90871    $11.75486        72,164
   01/01/2011 to 12/31/2011...........  $11.75486    $11.03082        45,755
   01/01/2012 to 12/31/2012...........  $11.03082    $12.90724        58,554
   01/01/2013 to 12/31/2013...........  $12.90724    $16.36123        61,946
   01/01/2014 to 02/07/2014...........  $16.36123    $16.08464             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.13540    $ 6.96213           601
   01/01/2009 to 12/31/2009...........  $ 6.96213    $ 8.10749        15,876
   01/01/2010 to 12/31/2010...........  $ 8.10749    $ 8.94216        17,185
   01/01/2011 to 12/31/2011...........  $ 8.94216    $ 8.25493        17,348
   01/01/2012 to 12/31/2012...........  $ 8.25493    $ 9.65125        32,736
   01/01/2013 to 12/31/2013...........  $ 9.65125    $12.59265        38,624
   01/01/2014 to 12/31/2014...........  $12.59265    $13.91929        36,611
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.49991    $ 7.36813             0
   01/01/2009 to 12/31/2009...........  $ 7.36813    $11.30917        47,164
   01/01/2010 to 12/31/2010...........  $11.30917    $13.24024        66,611
   01/01/2011 to 12/31/2011...........  $13.24024    $12.55147        39,720
   01/01/2012 to 12/31/2012...........  $12.55147    $14.66808        51,742
   01/01/2013 to 12/31/2013...........  $14.66808    $18.94493        53,019
   01/01/2014 to 12/31/2014...........  $18.94493    $20.64370        60,072
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08910    $ 7.58219         2,383
   01/01/2009 to 12/31/2009...........  $ 7.58219    $ 9.14036       681,549
   01/01/2010 to 12/31/2010...........  $ 9.14036    $ 9.96633     1,076,636
   01/01/2011 to 12/31/2011...........  $ 9.96633    $ 9.68853       900,579
   01/01/2012 to 12/31/2012...........  $ 9.68853    $10.42454       918,297
   01/01/2013 to 12/31/2013...........  $10.42454    $11.18541       953,392
   01/01/2014 to 12/31/2014...........  $11.18541    $11.37022       871,276
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03298    $ 7.61665             0
   01/01/2009 to 12/31/2009...........  $ 7.61665    $ 9.43976         9,418
   01/01/2010 to 12/31/2010...........  $ 9.43976    $11.69193        28,045
   01/01/2011 to 12/31/2011...........  $11.69193    $11.57271        23,172
   01/01/2012 to 12/31/2012...........  $11.57271    $13.08049        35,071
   01/01/2013 to 12/31/2013...........  $13.08049    $17.74064        48,948
   01/01/2014 to 12/31/2014...........  $17.74064    $18.58087        47,509
AST HERNDON LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.70935    $ 7.67442             0
   01/01/2009 to 12/31/2009...........  $ 7.67442    $ 8.86726         8,484
   01/01/2010 to 12/31/2010...........  $ 8.86726    $ 9.74163         3,574
   01/01/2011 to 12/31/2011...........  $ 9.74163    $ 9.47142         5,605
   01/01/2012 to 12/31/2012...........  $ 9.47142    $10.49380        14,299
   01/01/2013 to 12/31/2013...........  $10.49380    $13.80352        13,124
   01/01/2014 to 12/31/2014...........  $13.80352    $13.69665        12,818
AST HIGH YIELD PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.46961    $ 7.69933             0
   01/01/2009 to 12/31/2009...........  $ 7.69933    $10.19721        14,037
   01/01/2010 to 12/31/2010...........  $10.19721    $11.30809        29,013
   01/01/2011 to 12/31/2011...........  $11.30809    $11.39954        14,294
   01/01/2012 to 12/31/2012...........  $11.39954    $12.68259        30,841
   01/01/2013 to 12/31/2013...........  $12.68259    $13.28118        41,682
   01/01/2014 to 12/31/2014...........  $13.28118    $13.30812        39,198
AST INTERNATIONAL GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.94369    $ 5.97163           986
   01/01/2009 to 12/31/2009...........  $ 5.97163    $ 7.89352        29,416
   01/01/2010 to 12/31/2010...........  $ 7.89352    $ 8.83058        39,816
   01/01/2011 to 12/31/2011...........  $ 8.83058    $ 7.51292        18,018
   01/01/2012 to 12/31/2012...........  $ 7.51292    $ 8.83520        22,798
   01/01/2013 to 12/31/2013...........  $ 8.83520    $10.27745        24,575
   01/01/2014 to 12/31/2014...........  $10.27745    $ 9.48665        25,517

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.11481    $ 6.81369             0
   01/01/2009 to 12/31/2009...........  $ 6.81369    $ 8.68753        20,688
   01/01/2010 to 12/31/2010...........  $ 8.68753    $ 9.42890        35,676
   01/01/2011 to 12/31/2011...........  $ 9.42890    $ 8.05644        24,833
   01/01/2012 to 12/31/2012...........  $ 8.05644    $ 9.18375        25,172
   01/01/2013 to 12/31/2013...........  $ 9.18375    $10.71966        24,709
   01/01/2014 to 12/31/2014...........  $10.71966    $ 9.77145        26,882
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009* to 12/31/2009..........  $ 9.98123    $10.82907             0
   01/01/2010 to 12/31/2010...........  $10.82907    $11.72425           904
   01/01/2011 to 12/31/2011...........  $11.72425    $12.88118     4,385,023
   01/01/2012 to 12/31/2012...........  $12.88118    $13.76813     1,804,835
   01/01/2013 to 12/31/2013...........  $13.76813    $13.02394       332,249
   01/01/2014 to 12/31/2014...........  $13.02394    $13.58124       447,097
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11161    $ 7.10816         3,592
   01/01/2009 to 12/31/2009...........  $ 7.10816    $ 8.79688       403,988
   01/01/2010 to 12/31/2010...........  $ 8.79688    $ 9.78253       516,166
   01/01/2011 to 12/31/2011...........  $ 9.78253    $ 9.50384       395,770
   01/01/2012 to 12/31/2012...........  $ 9.50384    $10.54658       490,907
   01/01/2013 to 12/31/2013...........  $10.54658    $11.98217       531,417
   01/01/2014 to 12/31/2014...........  $11.98217    $12.45210       481,989
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $12.33802    $ 7.78368             0
   01/01/2009 to 12/31/2009...........  $ 7.78368    $10.33368        40,215
   01/01/2010 to 12/31/2010...........  $10.33368    $10.82050        80,230
   01/01/2011 to 12/31/2011...........  $10.82050    $ 9.60488        59,517
   01/01/2012 to 12/31/2012...........  $ 9.60488    $11.43995        66,146
   01/01/2013 to 12/31/2013...........  $11.43995    $12.89430        71,291
   01/01/2014 to 12/31/2014...........  $12.89430    $11.79623        66,023
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.69592    $ 9.19703       139,590
   01/01/2009 to 12/31/2009...........  $ 9.19703    $10.96455       628,069
   01/01/2010 to 12/31/2010...........  $10.96455    $11.49692       724,178
   01/01/2011 to 12/31/2011...........  $11.49692    $11.25949       657,747
   01/01/2012 to 12/31/2012...........  $11.25949    $12.17972       825,471
   01/01/2013 to 12/31/2013...........  $12.17972    $13.21287       785,813
   01/01/2014 to 12/31/2014...........  $13.21287    $13.61293       749,969
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08348    $10.28169             0
   01/01/2010 to 12/31/2010...........  $10.28169    $11.18250         6,898
   01/01/2011 to 12/31/2011...........  $11.18250    $10.99851         3,991
   01/01/2012 to 12/31/2012...........  $10.99851    $12.37752        30,638
   01/01/2013 to 12/31/2013...........  $12.37752    $16.50679        32,675
   01/01/2014 to 12/31/2014...........  $16.50679    $17.66066        34,927
AST LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.89007    $ 6.58358             0
   01/01/2009 to 12/31/2009...........  $ 6.58358    $ 7.68247        13,686
   01/01/2010 to 12/31/2010...........  $ 7.68247    $ 8.49390        33,680
   01/01/2011 to 12/31/2011...........  $ 8.49390    $ 7.95195        30,546
   01/01/2012 to 12/31/2012...........  $ 7.95195    $ 9.08092        31,862
   01/01/2013 to 12/31/2013...........  $ 9.08092    $12.40905        68,723
   01/01/2014 to 12/31/2014...........  $12.40905    $13.79073        83,177

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.47334    $ 7.02395          561
   01/01/2009 to 12/31/2009...........  $ 7.02395    $ 8.90497       22,035
   01/01/2010 to 12/31/2010...........  $ 8.90497    $10.41910       32,195
   01/01/2011 to 12/31/2011...........  $10.41910    $10.08715       30,727
   01/01/2012 to 12/31/2012...........  $10.08715    $11.06404       37,332
   01/01/2013 to 12/31/2013...........  $11.06404    $14.76780       34,368
   01/01/2014 to 12/31/2014...........  $14.76780    $15.95672       93,336
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.75531    $ 8.24992            0
   01/01/2009 to 12/31/2009...........  $ 8.24992    $10.84970       10,596
   01/01/2010 to 12/31/2010...........  $10.84970    $12.02269       13,060
   01/01/2011 to 12/31/2011...........  $12.02269    $12.94190       16,402
   01/01/2012 to 12/31/2012...........  $12.94190    $13.39400       29,380
   01/01/2013 to 12/31/2013...........  $13.39400    $12.82466       37,028
   01/01/2014 to 12/31/2014...........  $12.82466    $13.33072       49,195
AST MFS GLOBAL EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $12.33849    $ 8.72326            0
   01/01/2009 to 12/31/2009...........  $ 8.72326    $11.20837        9,611
   01/01/2010 to 12/31/2010...........  $11.20837    $12.27036       20,031
   01/01/2011 to 12/31/2011...........  $12.27036    $11.61339       15,584
   01/01/2012 to 12/31/2012...........  $11.61339    $13.96490       27,825
   01/01/2013 to 12/31/2013...........  $13.96490    $17.41492       30,046
   01/01/2014 to 12/31/2014...........  $17.41492    $17.63286       38,637
AST MFS GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.77794    $ 8.02380            0
   01/01/2009 to 12/31/2009...........  $ 8.02380    $ 9.74490        4,945
   01/01/2010 to 12/31/2010...........  $ 9.74490    $10.73856        9,079
   01/01/2011 to 12/31/2011...........  $10.73856    $10.43001        7,440
   01/01/2012 to 12/31/2012...........  $10.43001    $11.93110        5,887
   01/01/2013 to 12/31/2013...........  $11.93110    $15.93617        6,081
   01/01/2014 to 12/31/2014...........  $15.93617    $16.92637        6,143
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99810    $10.17185            0
   01/01/2013 to 12/31/2013...........  $10.17185    $13.36759          712
   01/01/2014 to 12/31/2014...........  $13.36759    $14.39519          516
AST MID-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.67601    $ 6.97427            0
   01/01/2009 to 12/31/2009...........  $ 6.97427    $ 9.46381        8,801
   01/01/2010 to 12/31/2010...........  $ 9.46381    $11.42956       11,219
   01/01/2011 to 12/31/2011...........  $11.42956    $10.78208        8,336
   01/01/2012 to 12/31/2012...........  $10.78208    $12.47352       13,784
   01/01/2013 to 12/31/2013...........  $12.47352    $16.13772       15,479
   01/01/2014 to 12/31/2014...........  $16.13772    $18.12745       14,714
AST MONEY MARKET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.43274    $10.43309            0
   01/01/2009 to 12/31/2009...........  $10.43309    $10.21844      118,897
   01/01/2010 to 12/31/2010...........  $10.21844    $ 9.98629      116,542
   01/01/2011 to 12/31/2011...........  $ 9.98629    $ 9.75943      113,130
   01/01/2012 to 12/31/2012...........  $ 9.75943    $ 9.53559      126,339
   01/01/2013 to 12/31/2013...........  $ 9.53559    $ 9.31663      111,479
   01/01/2014 to 12/31/2014...........  $ 9.31663    $ 9.10274      151,301

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.70352    $ 6.66062            0
   01/01/2009 to 12/31/2009...........  $ 6.66062    $ 9.15272       24,697
   01/01/2010 to 12/31/2010...........  $ 9.15272    $11.03847       41,087
   01/01/2011 to 12/31/2011...........  $11.03847    $10.51733       26,688
   01/01/2012 to 12/31/2012...........  $10.51733    $12.03539       40,518
   01/01/2013 to 12/31/2013...........  $12.03539    $16.69890       48,497
   01/01/2014 to 12/31/2014...........  $16.69890    $18.64059       52,518
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02800    $10.05929            0
   01/01/2012 to 12/31/2012...........  $10.05929    $10.30678       13,596
   01/01/2013 to 12/31/2013...........  $10.30678    $ 9.78486       14,294
   01/01/2014 to 12/31/2014...........  $ 9.78486    $10.05258       14,301
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $13.23005    $ 8.32629          469
   01/01/2009 to 12/31/2009...........  $ 8.32629    $10.55846        5,598
   01/01/2010 to 12/31/2010...........  $10.55846    $13.27452        7,620
   01/01/2011 to 12/31/2011...........  $13.27452    $13.18889       10,737
   01/01/2012 to 12/31/2012...........  $13.18889    $14.48113       16,867
   01/01/2013 to 12/31/2013...........  $14.48113    $18.76265       28,345
   01/01/2014 to 12/31/2014...........  $18.76265    $19.78726       24,254
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.86764    $ 7.03005            0
   01/01/2009 to 12/31/2009...........  $ 7.03005    $ 8.41842        2,705
   01/01/2010 to 12/31/2010...........  $ 8.41842    $ 9.89236        3,842
   01/01/2011 to 04/29/2011...........  $ 9.89236    $11.07199            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99810    $10.27770       49,370
   01/01/2013 to 12/31/2013...........  $10.27770    $11.94105      101,613
   01/01/2014 to 12/31/2014...........  $11.94105    $12.26636       95,582
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10084    $ 5.55714          325
   01/01/2009 to 12/31/2009...........  $ 5.55714    $ 9.04108       55,402
   01/01/2010 to 12/31/2010...........  $ 9.04108    $10.80079       76,512
   01/01/2011 to 12/31/2011...........  $10.80079    $ 8.41374       50,301
   01/01/2012 to 12/31/2012...........  $ 8.41374    $ 9.69414       54,593
   01/01/2013 to 12/31/2013...........  $ 9.69414    $ 9.49268       54,655
   01/01/2014 to 12/31/2014...........  $ 9.49268    $ 8.84038       55,555
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.87394    $10.45803            0
   01/01/2009 to 12/31/2009...........  $10.45803    $11.26320       17,914
   01/01/2010 to 12/31/2010...........  $11.26320    $11.43373       26,072
   01/01/2011 to 12/31/2011...........  $11.43373    $11.42279       31,043
   01/01/2012 to 12/31/2012...........  $11.42279    $11.68410       30,695
   01/01/2013 to 12/31/2013...........  $11.68410    $11.16763       37,201
   01/01/2014 to 12/31/2014...........  $11.16763    $10.90064       14,556
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.13019    $10.36496        1,005
   01/01/2009 to 12/31/2009...........  $10.36496    $11.80051      466,235
   01/01/2010 to 12/31/2010...........  $11.80051    $12.41950      657,967
   01/01/2011 to 12/31/2011...........  $12.41950    $12.52048      562,150
   01/01/2012 to 12/31/2012...........  $12.52048    $13.37279      636,413
   01/01/2013 to 12/31/2013...........  $13.37279    $12.82563      565,790
   01/01/2014 to 12/31/2014...........  $12.82563    $13.06139      483,706

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.99114    $ 8.84173       645,830
   01/01/2009 to 12/31/2009...........  $ 8.84173    $10.36969     3,494,528
   01/01/2010 to 12/31/2010...........  $10.36969    $11.20278     4,162,296
   01/01/2011 to 12/31/2011...........  $11.20278    $11.05498     3,947,323
   01/01/2012 to 12/31/2012...........  $11.05498    $11.92123     4,105,553
   01/01/2013 to 12/31/2013...........  $11.92123    $12.72044     3,667,513
   01/01/2014 to 12/31/2014...........  $12.72044    $13.14612     3,360,846
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01801    $10.05918             0
   01/01/2012 to 12/31/2012...........  $10.05918    $10.52644        10,736
   01/01/2013 to 12/31/2013...........  $10.52644    $10.04686        12,575
   01/01/2014 to 12/31/2014...........  $10.04686    $10.41113        25,331
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.57155    $ 6.57477       259,185
   01/01/2009 to 12/31/2009...........  $ 6.57477    $ 8.09236     1,950,413
   01/01/2010 to 12/31/2010...........  $ 8.09236    $ 9.41046     2,836,532
   01/01/2011 to 12/31/2011...........  $ 9.41046    $ 8.62330     2,057,158
   01/01/2012 to 12/31/2012...........  $ 8.62330    $ 9.51355     2,579,148
   01/01/2013 to 12/31/2013...........  $ 9.51355    $10.87774     2,597,621
   01/01/2014 to 12/31/2014...........  $10.87774    $11.60554     2,501,296
AST QMA US EQUITY ALPHA PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.43597    $ 6.79519             0
   01/01/2009 to 12/31/2009...........  $ 6.79519    $ 8.08794         2,415
   01/01/2010 to 12/31/2010...........  $ 8.08794    $ 9.09147        11,783
   01/01/2011 to 12/31/2011...........  $ 9.09147    $ 9.19011        10,286
   01/01/2012 to 12/31/2012...........  $ 9.19011    $10.66725        26,669
   01/01/2013 to 12/31/2013...........  $10.66725    $13.80222        27,143
   01/01/2014 to 12/31/2014...........  $13.80222    $15.80658        29,255
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99809    $ 8.86065             0
   01/01/2012 to 12/31/2012...........  $ 8.86065    $ 9.79586             0
   01/01/2013 to 12/31/2013...........  $ 9.79586    $11.71463             0
   01/01/2014 to 12/31/2014...........  $11.71463    $12.18966             0
AST RCM WORLD TRENDS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08091    $ 7.31419        12,428
   01/01/2009 to 12/31/2009...........  $ 7.31419    $ 8.81771     1,331,992
   01/01/2010 to 12/31/2010...........  $ 8.81771    $ 9.64205     1,541,048
   01/01/2011 to 12/31/2011...........  $ 9.64205    $ 9.24995     1,328,344
   01/01/2012 to 12/31/2012...........  $ 9.24995    $ 9.96648     1,332,263
   01/01/2013 to 12/31/2013...........  $ 9.96648    $10.94893     1,233,948
   01/01/2014 to 12/31/2014...........  $10.94893    $11.24736     1,214,888
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09909    $ 6.66807         5,529
   01/01/2009 to 12/31/2009...........  $ 6.66807    $ 8.26425       543,791
   01/01/2010 to 12/31/2010...........  $ 8.26425    $ 9.23272       948,470
   01/01/2011 to 12/31/2011...........  $ 9.23272    $ 8.80549       703,756
   01/01/2012 to 12/31/2012...........  $ 8.80549    $ 9.97103       951,558
   01/01/2013 to 12/31/2013...........  $ 9.97103    $11.50154     1,137,541
   01/01/2014 to 12/31/2014...........  $11.50154    $11.84787     1,123,607
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.04473    $ 7.97865        30,392
   01/01/2009 to 12/31/2009...........  $ 7.97865    $ 9.93257       736,844
   01/01/2010 to 12/31/2010...........  $ 9.93257    $10.85093     1,274,924
   01/01/2011 to 12/31/2011...........  $10.85093    $10.24382     1,044,460
   01/01/2012 to 12/31/2012...........  $10.24382    $11.12293     1,206,123
   01/01/2013 to 12/31/2013...........  $11.12293    $12.43257     1,267,606
   01/01/2014 to 12/31/2014...........  $12.43257    $12.51586     1,177,253

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.65240    $ 7.13539             0
   01/01/2009 to 12/31/2009...........  $ 7.13539    $ 9.24860        13,291
   01/01/2010 to 12/31/2010...........  $ 9.24860    $11.97731        14,714
   01/01/2011 to 12/31/2011...........  $11.97731    $10.16820        12,507
   01/01/2012 to 12/31/2012...........  $10.16820    $11.92855        19,897
   01/01/2013 to 12/31/2013...........  $11.92855    $16.41123        23,106
   01/01/2014 to 12/31/2014...........  $16.41123    $16.82656        23,598
AST SMALL-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.25949    $ 6.56108           587
   01/01/2009 to 12/31/2009...........  $ 6.56108    $ 8.58389         7,475
   01/01/2010 to 12/31/2010...........  $ 8.58389    $11.44129        13,593
   01/01/2011 to 12/31/2011...........  $11.44129    $11.06953        14,395
   01/01/2012 to 12/31/2012...........  $11.06953    $12.13176        22,429
   01/01/2013 to 12/31/2013...........  $12.13176    $16.02249        26,471
   01/01/2014 to 12/31/2014...........  $16.02249    $16.25234        25,882
AST SMALL-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.65428    $ 7.86404             0
   01/01/2009 to 12/31/2009...........  $ 7.86404    $ 9.75803         8,423
   01/01/2010 to 12/31/2010...........  $ 9.75803    $12.01245        13,701
   01/01/2011 to 12/31/2011...........  $12.01245    $11.03554        11,981
   01/01/2012 to 12/31/2012...........  $11.03554    $12.73983        13,455
   01/01/2013 to 12/31/2013...........  $12.73983    $17.10295        14,519
   01/01/2014 to 12/31/2014...........  $17.10295    $17.59056        14,722
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.20378    $ 8.50729        82,881
   01/01/2009 to 12/31/2009...........  $ 8.50729    $10.31836       713,198
   01/01/2010 to 12/31/2010...........  $10.31836    $11.24440     1,121,419
   01/01/2011 to 12/31/2011...........  $11.24440    $11.20462       974,269
   01/01/2012 to 12/31/2012...........  $11.20462    $12.42437     1,249,134
   01/01/2013 to 12/31/2013...........  $12.42437    $14.18257     1,335,103
   01/01/2014 to 12/31/2014...........  $14.18257    $14.67176     1,306,134
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.67952    $ 6.50390             0
   01/01/2009 to 12/31/2009...........  $ 6.50390    $ 7.86669        41,306
   01/01/2010 to 12/31/2010...........  $ 7.86669    $ 8.70417        66,947
   01/01/2011 to 12/31/2011...........  $ 8.70417    $ 8.36524        46,033
   01/01/2012 to 12/31/2012...........  $ 8.36524    $ 9.58274        57,679
   01/01/2013 to 12/31/2013...........  $ 9.58274    $12.14221        50,271
   01/01/2014 to 12/31/2014...........  $12.14221    $12.74921        42,833
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.82814    $ 6.39820             0
   01/01/2009 to 12/31/2009...........  $ 6.39820    $ 9.58786        32,361
   01/01/2010 to 12/31/2010...........  $ 9.58786    $10.84896        54,510
   01/01/2011 to 12/31/2011...........  $10.84896    $10.42050        32,934
   01/01/2012 to 12/31/2012...........  $10.42050    $11.97100        51,939
   01/01/2013 to 12/31/2013...........  $11.97100    $16.84560        50,813
   01/01/2014 to 12/31/2014...........  $16.84560    $17.83237        62,494
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $16.32873    $ 8.86480             0
   01/01/2009 to 12/31/2009...........  $ 8.86480    $12.93549        73,664
   01/01/2010 to 12/31/2010...........  $12.93549    $15.22376       126,830
   01/01/2011 to 12/31/2011...........  $15.22376    $12.65564        97,965
   01/01/2012 to 12/31/2012...........  $12.65564    $12.81165       135,945
   01/01/2013 to 12/31/2013...........  $12.81165    $14.44278       121,010
   01/01/2014 to 12/31/2014...........  $14.44278    $12.93120       113,122

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST TEMPLETON GLOBAL BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.69588    $ 9.96399           272
   01/01/2009 to 12/31/2009...........  $ 9.96399    $10.91472        29,565
   01/01/2010 to 12/31/2010...........  $10.91472    $11.27667        44,913
   01/01/2011 to 12/31/2011...........  $11.27667    $11.47253        44,268
   01/01/2012 to 12/31/2012...........  $11.47253    $11.79435        48,601
   01/01/2013 to 12/31/2013...........  $11.79435    $11.09100        29,666
   01/01/2014 to 12/31/2014...........  $11.09100    $10.89663        31,477
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.96596    $ 6.81165         1,859
   01/01/2009 to 12/31/2009...........  $ 6.81165    $ 8.54740       170,491
   01/01/2010 to 12/31/2010...........  $ 8.54740    $ 9.57358       155,762
   01/01/2011 to 12/31/2011...........  $ 9.57358    $ 9.03083       134,788
   01/01/2012 to 12/31/2012...........  $ 9.03083    $ 9.79434       174,625
   01/01/2013 to 12/31/2013...........  $ 9.79434    $11.53150       254,844
   01/01/2014 to 12/31/2014...........  $11.53150    $11.88693       300,394
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.22244    $ 9.23456             0
   01/01/2009 to 12/31/2009...........  $ 9.23456    $10.07192        80,753
   01/01/2010 to 12/31/2010...........  $10.07192    $10.60805       137,974
   01/01/2011 to 12/31/2011...........  $10.60805    $10.98935       114,585
   01/01/2012 to 12/31/2012...........  $10.98935    $11.57971       143,134
   01/01/2013 to 12/31/2013...........  $11.57971    $11.14492       161,646
   01/01/2014 to 12/31/2014...........  $11.14492    $11.67273       145,509
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07793    $ 6.61353         6,369
   01/01/2009 to 12/31/2009...........  $ 6.61353    $ 8.40437       632,509
   01/01/2010 to 12/31/2010...........  $ 8.40437    $ 9.05230     1,162,191
   01/01/2011 to 12/31/2011...........  $ 9.05230    $ 8.69706       814,628
   01/01/2012 to 09/21/2012...........  $ 8.69706    $ 9.69699             0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08881    $ 7.63721             0
   01/01/2009 to 12/31/2009...........  $ 7.63721    $ 9.07106             0
   01/01/2010 to 12/31/2010...........  $ 9.07106    $10.40165             0
   01/01/2011 to 12/31/2011...........  $10.40165    $10.86923             0
   01/01/2012 to 12/31/2012...........  $10.86923    $11.77220             0
   01/01/2013 to 12/31/2013...........  $11.77220    $14.77450             0
   01/01/2014 to 12/31/2014...........  $14.77450    $15.91163             0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008..........  $10.26782    $ 7.01089           291
   01/01/2009 to 12/31/2009...........  $ 7.01089    $ 8.95999             0
   01/01/2010 to 12/31/2010...........  $ 8.95999    $10.62684             0
   01/01/2011 to 12/31/2011...........  $10.62684    $10.95424             0
   01/01/2012 to 12/31/2012...........  $10.95424    $13.06738             0
   01/01/2013 to 12/31/2013...........  $13.06738    $17.85789             0
   01/01/2014 to 12/31/2014...........  $17.85789    $19.62197             0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008..........  $10.38552    $ 5.24829             0
   01/01/2009 to 12/31/2009...........  $ 5.24829    $ 5.89726             0
   01/01/2010 to 12/31/2010...........  $ 5.89726    $ 6.39174             0
   01/01/2011 to 12/31/2011...........  $ 6.39174    $ 5.38135             0
   01/01/2012 to 12/31/2012...........  $ 5.38135    $ 6.55781             0
   01/01/2013 to 12/31/2013...........  $ 6.55781    $ 8.46259             0
   01/01/2014 to 12/31/2014...........  $ 8.46259    $ 9.33632             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008..........  $10.15174    $ 8.29892        276
   01/01/2009 to 12/31/2009...........  $ 8.29892    $ 9.69400          0
   01/01/2010 to 12/31/2010...........  $ 9.69400    $ 9.74078          0
   01/01/2011 to 12/31/2011...........  $ 9.74078    $10.48002          0
   01/01/2012 to 12/31/2012...........  $10.48002    $12.02099          0
   01/01/2013 to 12/31/2013...........  $12.02099    $16.41472          0
   01/01/2014 to 12/31/2014...........  $16.41472    $19.83878          0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008..........  $10.16525    $ 6.06953        319
   01/01/2009 to 12/31/2009...........  $ 6.06953    $ 7.35928          0
   01/01/2010 to 12/31/2010...........  $ 7.35928    $ 8.89801          0
   01/01/2011 to 12/31/2011...........  $ 8.89801    $ 8.53881          0
   01/01/2012 to 12/31/2012...........  $ 8.53881    $ 9.66036          0
   01/01/2013 to 12/31/2013...........  $ 9.66036    $13.04318          0
   01/01/2014 to 12/31/2014...........  $13.04318    $13.45439          0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11048    $ 6.68634          0
   01/01/2009 to 12/31/2009...........  $ 6.68634    $ 8.47530          0
   01/01/2010 to 12/31/2010...........  $ 8.47530    $ 9.37259          0
   01/01/2011 to 12/31/2011...........  $ 9.37259    $ 9.44438          0
   01/01/2012 to 12/31/2012...........  $ 9.44438    $10.40060          0
   01/01/2013 to 12/31/2013...........  $10.40060    $13.27809          0
   01/01/2014 to 12/31/2014...........  $13.27809    $14.65028          0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.24125    $ 6.24347          0
   01/01/2009 to 12/31/2009...........  $ 6.24347    $ 7.28739          0
   01/01/2010 to 12/31/2010...........  $ 7.28739    $ 8.03823          0
   01/01/2011 to 12/31/2011...........  $ 8.03823    $ 7.75349          0
   01/01/2012 to 12/31/2012...........  $ 7.75349    $ 8.74330          0
   01/01/2013 to 12/31/2013...........  $ 8.74330    $11.09622          0
   01/01/2014 to 12/31/2014...........  $11.09622    $11.97689          0
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.07225    $ 6.17185          0
   01/01/2009 to 12/31/2009...........  $ 6.17185    $ 8.34071          0
   01/01/2010 to 12/31/2010...........  $ 8.34071    $10.46522          0
   01/01/2011 to 12/31/2011...........  $10.46522    $ 9.92945          0
   01/01/2012 to 12/31/2012...........  $ 9.92945    $11.19304          0
   01/01/2013 to 12/31/2013...........  $11.19304    $14.27442          0
   01/01/2014 to 12/31/2014...........  $14.27442    $14.76834          0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.18823    $ 6.43513          0
   01/01/2009 to 12/31/2009...........  $ 6.43513    $ 8.22837          0
   01/01/2010 to 12/31/2010...........  $ 8.22837    $ 9.68372          0
   01/01/2011 to 12/31/2011...........  $ 9.68372    $ 9.09046          0
   01/01/2012 to 12/31/2012...........  $ 9.09046    $10.35248          0
   01/01/2013 to 12/31/2013...........  $10.35248    $13.36766          0
   01/01/2014 to 12/31/2014...........  $13.36766    $14.39099          0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008..........  $10.25873    $ 5.49330          0
   01/01/2009 to 12/31/2009...........  $ 5.49330    $ 6.86444          0
   01/01/2010 to 12/31/2010...........  $ 6.86444    $ 8.36296          0
   01/01/2011 to 12/31/2011...........  $ 8.36296    $ 8.55948          0
   01/01/2012 to 12/31/2012...........  $ 8.55948    $ 9.79861          0
   01/01/2013 to 12/31/2013...........  $ 9.79861    $ 9.58239          0
   01/01/2014 to 12/31/2014...........  $ 9.58239    $11.70468          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11338    $ 6.77909          0
   01/01/2009 to 12/31/2009...........  $ 6.77909    $ 8.35679          0
   01/01/2010 to 12/31/2010...........  $ 8.35679    $10.26535          0
   01/01/2011 to 12/31/2011...........  $10.26535    $10.15857          0
   01/01/2012 to 12/31/2012...........  $10.15857    $11.16373          0
   01/01/2013 to 12/31/2013...........  $11.16373    $15.31695          0
   01/01/2014 to 12/31/2014...........  $15.31695    $15.29039          0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.22837    $ 7.14678          0
   01/01/2009 to 12/31/2009...........  $ 7.14678    $ 8.40716          0
   01/01/2010 to 12/31/2010...........  $ 8.40716    $10.02984          0
   01/01/2011 to 12/31/2011...........  $10.02984    $ 9.39785          0
   01/01/2012 to 12/31/2012...........  $ 9.39785    $10.66510          0
   01/01/2013 to 12/31/2013...........  $10.66510    $14.34617          0
   01/01/2014 to 12/31/2014...........  $14.34617    $14.83164          0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008..........  $10.27795    $ 7.23615        317
   01/01/2009 to 12/31/2009...........  $ 7.23615    $ 7.58749          0
   01/01/2010 to 12/31/2010...........  $ 7.58749    $ 8.57621          0
   01/01/2011 to 12/31/2011...........  $ 8.57621    $ 8.53611          0
   01/01/2012 to 12/31/2012...........  $ 8.53611    $ 9.71718          0
   01/01/2013 to 12/31/2013...........  $ 9.71718    $10.64000          0
   01/01/2014 to 12/31/2014...........  $10.64000    $10.45451          0
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008..........  $10.09840    $ 7.18288          0
   01/01/2009 to 12/31/2009...........  $ 7.18288    $ 7.77133          0
   01/01/2010 to 12/31/2010...........  $ 7.77133    $ 8.04473          0
   01/01/2011 to 12/31/2011...........  $ 8.04473    $ 9.23675          0
   01/01/2012 to 12/31/2012...........  $ 9.23675    $ 9.03694          0
   01/01/2013 to 12/31/2013...........  $ 9.03694    $10.00483          0
   01/01/2014 to 12/31/2014...........  $10.00483    $12.30542          0

* Denotes the start date of these sub-accounts

                               PREMIER L SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

   ACCUMULATION UNIT VALUES: LIFETIME FIVE INCOME BENEFIT, OR HIGHEST DAILY LIFETIME FIVE INCOME BENEFIT, AND COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT
 (2.60%) OR LIFETIME FIVE INCOME BENEFIT AND HIGHEST DAILY VALUE DEATH BENEFIT
                 (2.60%) OR HD GRO 60 BPS AND COMBO DB (2.60%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.37006    $10.90518     4,050,210
   01/01/2007 to 12/31/2007...........  $10.90518    $11.60597     7,210,180
   01/01/2008 to 12/31/2008...........  $11.60597    $ 7.71102     5,632,286
   01/01/2009 to 12/31/2009...........  $ 7.71102    $ 9.34622     5,340,354
   01/01/2010 to 12/31/2010...........  $ 9.34622    $10.19937     4,966,744
   01/01/2011 to 12/31/2011...........  $10.19937    $ 9.67688     4,542,358
   01/01/2012 to 12/31/2012...........  $ 9.67688    $10.61646     4,254,692
   01/01/2013 to 12/31/2013...........  $10.61646    $11.37944     3,915,392
   01/01/2014 to 12/31/2014...........  $11.37944    $11.51451     3,441,789
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.13788    $10.58428     1,368,561
   01/01/2007 to 12/31/2007...........  $10.58428    $11.29528     3,903,585
   01/01/2008 to 12/31/2008...........  $11.29528    $ 7.72769     2,554,033
   01/01/2009 to 12/31/2009...........  $ 7.72769    $ 9.50522     2,631,431
   01/01/2010 to 12/31/2010...........  $ 9.50522    $10.53429     2,558,787
   01/01/2011 to 12/31/2011...........  $10.53429    $10.27926     2,262,521
   01/01/2012 to 12/31/2012...........  $10.27926    $11.38582     2,196,331
   01/01/2013 to 12/31/2013...........  $11.38582    $12.93477     2,217,586
   01/01/2014 to 12/31/2014...........  $12.93477    $13.37698     2,138,060
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.64251    $11.68252             0
   01/01/2007 to 12/31/2007...........  $11.68252    $11.37272             0
   01/01/2008 to 12/31/2008...........  $11.37272    $ 7.23288             0
   01/01/2009 to 12/31/2009...........  $ 7.23288    $ 8.30244             0
   01/01/2010 to 12/31/2010...........  $ 8.30244    $ 9.21255             0
   01/01/2011 to 12/31/2011...........  $ 9.21255    $ 9.30016             0
   01/01/2012 to 05/04/2012...........  $ 9.30016    $10.07383             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.32057    $10.79817       782,409
   01/01/2007 to 12/31/2007...........  $10.79817    $11.47812     1,946,525
   01/01/2008 to 12/31/2008...........  $11.47812    $ 7.97618     1,971,294
   01/01/2009 to 12/31/2009...........  $ 7.97618    $ 9.58516     3,810,794
   01/01/2010 to 12/31/2010...........  $ 9.58516    $10.49278     3,664,363
   01/01/2011 to 12/31/2011...........  $10.49278    $10.10302     3,318,645
   01/01/2012 to 12/31/2012...........  $10.10302    $11.07499     3,064,089
   01/01/2013 to 12/31/2013...........  $11.07499    $12.69936     2,848,878
   01/01/2014 to 12/31/2014...........  $12.69936    $13.18473     2,553,067
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99719    $ 9.11083     2,474,475
   01/01/2012 to 12/31/2012...........  $ 9.11083    $ 9.93582     2,389,612
   01/01/2013 to 12/31/2013...........  $ 9.93582    $10.73507     2,092,859
   01/01/2014 to 12/31/2014...........  $10.73507    $10.97512     1,888,174
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99789    $10.43567           234
   01/01/2014 to 12/31/2014...........  $10.43567    $10.53508           234

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2016
   05/01/2009* to 12/31/2009..........  $ 9.93807    $ 9.57833            0
   01/01/2010 to 12/31/2010...........  $ 9.57833    $10.32295            0
   01/01/2011 to 12/31/2011...........  $10.32295    $11.03170            0
   01/01/2012 to 12/31/2012...........  $11.03170    $11.19933            0
   01/01/2013 to 12/31/2013...........  $11.19933    $10.84042            0
   01/01/2014 to 12/31/2014...........  $10.84042    $10.61460            0
AST BOND PORTFOLIO 2018
   05/01/2009* to 12/31/2009..........  $ 9.92250    $ 9.64411            0
   01/01/2010 to 12/31/2010...........  $ 9.64411    $10.45117            0
   01/01/2011 to 12/31/2011...........  $10.45117    $11.57013            0
   01/01/2012 to 12/31/2012...........  $11.57013    $11.92091            0
   01/01/2013 to 12/31/2013...........  $11.92091    $11.25352            0
   01/01/2014 to 12/31/2014...........  $11.25352    $11.26033            0
AST BOND PORTFOLIO 2019
   05/01/2009* to 12/31/2009..........  $ 9.90528    $ 9.54520            0
   01/01/2010 to 12/31/2010...........  $ 9.54520    $10.36029            0
   01/01/2011 to 12/31/2011...........  $10.36029    $11.71117            0
   01/01/2012 to 12/31/2012...........  $11.71117    $12.08262            0
   01/01/2013 to 12/31/2013...........  $12.08262    $11.20732            0
   01/01/2014 to 12/31/2014...........  $11.20732    $11.38909            0
AST BOND PORTFOLIO 2020
   05/01/2009* to 12/31/2009..........  $ 9.88399    $ 9.22108            0
   01/01/2010 to 12/31/2010...........  $ 9.22108    $10.05194            0
   01/01/2011 to 12/31/2011...........  $10.05194    $11.62746            0
   01/01/2012 to 12/31/2012...........  $11.62746    $12.04854            0
   01/01/2013 to 12/31/2013...........  $12.04854    $10.97798            0
   01/01/2014 to 12/31/2014...........  $10.97798    $11.35876            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99719    $10.92600            0
   01/01/2011 to 12/31/2011...........  $10.92600    $12.81152        5,925
   01/01/2012 to 12/31/2012...........  $12.81152    $13.33473        2,589
   01/01/2013 to 12/31/2013...........  $13.33473    $12.08684            0
   01/01/2014 to 12/31/2014...........  $12.08684    $12.68532            0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99789    $11.93089            0
   01/01/2012 to 12/31/2012...........  $11.93089    $12.30799            0
   01/01/2013 to 12/31/2013...........  $12.30799    $10.82692            0
   01/01/2014 to 12/31/2014...........  $10.82692    $11.64682            0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99719    $10.32109            0
   01/01/2013 to 12/31/2013...........  $10.32109    $ 9.03340            0
   01/01/2014 to 12/31/2014...........  $ 9.03340    $ 9.91549            0
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........  $ 9.99859    $ 8.68401            0
   01/01/2014 to 12/31/2014...........  $ 8.68401    $ 9.69895       11,004
AST BOND PORTFOLIO 2025
   01/02/2014* to 12/31/2014..........  $ 9.99859    $11.21841            0
AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14466    $10.28818            0
   01/01/2010 to 12/31/2010...........  $10.28818    $11.40383            0
   01/01/2011 to 12/31/2011...........  $11.40383    $10.46250            0
   01/01/2012 to 12/31/2012...........  $10.46250    $11.54640            0
   01/01/2013 to 12/31/2013...........  $11.54640    $14.79091            0
   01/01/2014 to 12/31/2014...........  $14.79091    $15.89594            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.48881    $11.08024      6,134,343
   01/01/2007 to 12/31/2007...........  $11.08024    $11.84864     12,899,751
   01/01/2008 to 12/31/2008...........  $11.84864    $ 7.51325      9,444,127
   01/01/2009 to 12/31/2009...........  $ 7.51325    $ 9.17773      9,157,397
   01/01/2010 to 12/31/2010...........  $ 9.17773    $10.14170      8,749,377
   01/01/2011 to 12/31/2011...........  $10.14170    $ 9.64514      7,858,699
   01/01/2012 to 12/31/2012...........  $ 9.64514    $10.69033      7,444,928
   01/01/2013 to 12/31/2013...........  $10.69033    $12.78268      7,409,478
   01/01/2014 to 12/31/2014...........  $12.78268    $13.33027      7,180,163
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99789    $11.57336              0
   01/01/2014 to 12/31/2014...........  $11.57336    $12.81530              0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.04797    $15.89804              0
   01/01/2007 to 12/31/2007...........  $15.89804    $12.40393              0
   01/01/2008 to 12/31/2008...........  $12.40393    $ 7.85144              0
   01/01/2009 to 12/31/2009...........  $ 7.85144    $10.09561              0
   01/01/2010 to 12/31/2010...........  $10.09561    $12.66314              0
   01/01/2011 to 12/31/2011...........  $12.66314    $13.15625              0
   01/01/2012 to 12/31/2012...........  $13.15625    $14.79037              0
   01/01/2013 to 12/31/2013...........  $14.79037    $14.86716              0
   01/01/2014 to 12/31/2014...........  $14.86716    $18.97020              0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.16544    $11.62528              0
   01/01/2007 to 12/31/2007...........  $11.62528    $ 9.31608              0
   01/01/2008 to 07/18/2008...........  $ 9.31608    $ 8.49360              0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99789    $ 9.62979              0
   01/01/2014 to 12/31/2014...........  $ 9.62979    $ 9.86470          1,927
AST FI PYRAMIS QUANTITATIVE PORTFOLIO
FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.03818    $10.50581        457,279
   01/01/2007 to 12/31/2007...........  $10.50581    $11.11430      1,405,209
   01/01/2008 to 12/31/2008...........  $11.11430    $ 7.09646        920,707
   01/01/2009 to 12/31/2009...........  $ 7.09646    $ 8.56628        920,292
   01/01/2010 to 12/31/2010...........  $ 8.56628    $ 9.54845        925,413
   01/01/2011 to 12/31/2011...........  $ 9.54845    $ 9.16683        794,303
   01/01/2012 to 12/31/2012...........  $ 9.16683    $ 9.88432        796,849
   01/01/2013 to 12/31/2013...........  $ 9.88432    $11.05591        782,903
   01/01/2014 to 12/31/2014...........  $11.05591    $11.11526        767,352
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10336    $ 7.46143          2,119
   01/01/2009 to 12/31/2009...........  $ 7.46143    $ 8.81630          5,240
   01/01/2010 to 12/31/2010...........  $ 8.81630    $ 9.73785          6,040
   01/01/2011 to 12/31/2011...........  $ 9.73785    $ 9.25684          7,511
   01/01/2012 to 12/31/2012...........  $ 9.25684    $10.25208          7,343
   01/01/2013 to 12/31/2013...........  $10.25208    $11.91326         15,924
   01/01/2014 to 12/31/2014...........  $11.91326    $12.27532         19,435
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99790    $ 7.44243              0
   01/01/2009 to 11/13/2009...........  $ 7.44243    $ 8.25890              0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99790    $10.68264         26,132
   01/01/2013 to 12/31/2013...........  $10.68264    $12.95997         30,759
   01/01/2014 to 12/31/2014...........  $12.95997    $13.03287         29,146

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99789    $10.75020       22,559
   01/01/2014 to 12/31/2014...........  $10.75020    $10.74586       37,359
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17457    $ 6.08835            0
   01/01/2009 to 12/31/2009...........  $ 6.08835    $ 8.01690            0
   01/01/2010 to 12/31/2010...........  $ 8.01690    $ 9.39223            0
   01/01/2011 to 12/31/2011...........  $ 9.39223    $ 8.69329            0
   01/01/2012 to 12/31/2012...........  $ 8.69329    $10.74374            0
   01/01/2013 to 12/31/2013...........  $10.74374    $10.92671            0
   01/01/2014 to 12/31/2014...........  $10.92671    $12.13271            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.15968    $11.44914            0
   01/01/2007 to 12/31/2007...........  $11.44914    $12.71869            0
   01/01/2008 to 12/31/2008...........  $12.71869    $ 7.40406            0
   01/01/2009 to 12/31/2009...........  $ 7.40406    $10.78133            0
   01/01/2010 to 12/31/2010...........  $10.78133    $11.58925            0
   01/01/2011 to 12/31/2011...........  $11.58925    $10.84892            0
   01/01/2012 to 12/31/2012...........  $10.84892    $12.66343            0
   01/01/2013 to 12/31/2013...........  $12.66343    $16.01316            0
   01/01/2014 to 02/07/2014...........  $16.01316    $15.73844            0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.57528    $11.64751            0
   01/01/2007 to 12/31/2007...........  $11.64751    $11.93286            0
   01/01/2008 to 12/31/2008...........  $11.93286    $ 6.89760            0
   01/01/2009 to 12/31/2009...........  $ 6.89760    $ 8.01280            0
   01/01/2010 to 12/31/2010...........  $ 8.01280    $ 8.81621            0
   01/01/2011 to 12/31/2011...........  $ 8.81621    $ 8.11882            0
   01/01/2012 to 12/31/2012...........  $ 8.11882    $ 9.46892            0
   01/01/2013 to 12/31/2013...........  $ 9.46892    $12.32467            0
   01/01/2014 to 12/31/2014...........  $12.32467    $13.58997            0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.04131    $10.87698            0
   01/01/2007 to 12/31/2007...........  $10.87698    $12.65087            0
   01/01/2008 to 12/31/2008...........  $12.65087    $ 7.30001            0
   01/01/2009 to 12/31/2009...........  $ 7.30001    $11.17735            0
   01/01/2010 to 12/31/2010...........  $11.17735    $13.05398            0
   01/01/2011 to 12/31/2011...........  $13.05398    $12.34479            0
   01/01/2012 to 12/31/2012...........  $12.34479    $14.39131            0
   01/01/2013 to 12/31/2013...........  $14.39131    $18.54217            0
   01/01/2014 to 12/31/2014...........  $18.54217    $20.15548            0
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08903    $ 7.56981       39,342
   01/01/2009 to 12/31/2009...........  $ 7.56981    $ 9.10315       88,021
   01/01/2010 to 12/31/2010...........  $ 9.10315    $ 9.90141       96,984
   01/01/2011 to 12/31/2011...........  $ 9.90141    $ 9.60198       96,529
   01/01/2012 to 12/31/2012...........  $ 9.60198    $10.30627       90,679
   01/01/2013 to 12/31/2013...........  $10.30627    $11.03163       62,874
   01/01/2014 to 12/31/2014...........  $11.03163    $11.18653       37,493
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03278    $ 7.60811            0
   01/01/2009 to 12/31/2009...........  $ 7.60811    $ 9.40612            0
   01/01/2010 to 12/31/2010...........  $ 9.40612    $11.62192            0
   01/01/2011 to 12/31/2011...........  $11.62192    $11.47536            0
   01/01/2012 to 12/31/2012...........  $11.47536    $12.93883            0
   01/01/2013 to 12/31/2013...........  $12.93883    $17.50570            0
   01/01/2014 to 12/31/2014...........  $17.50570    $18.29022            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HERNDON LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.46311    $12.61910            0
   01/01/2007 to 12/31/2007...........  $12.61910    $12.44257            0
   01/01/2008 to 12/31/2008...........  $12.44257    $ 7.60334            0
   01/01/2009 to 12/31/2009...........  $ 7.60334    $ 8.76382            0
   01/01/2010 to 12/31/2010...........  $ 8.76382    $ 9.60457            0
   01/01/2011 to 12/31/2011...........  $ 9.60457    $ 9.31537            0
   01/01/2012 to 12/31/2012...........  $ 9.31537    $10.29569            0
   01/01/2013 to 12/31/2013...........  $10.29569    $13.50979            0
   01/01/2014 to 12/31/2014...........  $13.50979    $13.37246            0
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.01816    $10.52499            0
   01/01/2007 to 12/31/2007...........  $10.52499    $10.51148            0
   01/01/2008 to 12/31/2008...........  $10.51148    $ 7.62797            0
   01/01/2009 to 12/31/2009...........  $ 7.62797    $10.07794            0
   01/01/2010 to 12/31/2010...........  $10.07794    $11.14859            0
   01/01/2011 to 12/31/2011...........  $11.14859    $11.21128            0
   01/01/2012 to 12/31/2012...........  $11.21128    $12.44281            0
   01/01/2013 to 12/31/2013...........  $12.44281    $12.99831            0
   01/01/2014 to 12/31/2014...........  $12.99831    $12.99298            0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99141    $10.54240            0
   01/01/2007 to 12/31/2007...........  $10.54240    $12.23128            0
   01/01/2008 to 12/31/2008...........  $12.23128    $ 5.93261            0
   01/01/2009 to 12/31/2009...........  $ 5.93261    $ 7.82281            0
   01/01/2010 to 12/31/2010...........  $ 7.82281    $ 8.73008            0
   01/01/2011 to 12/31/2011...........  $ 8.73008    $ 7.40935            0
   01/01/2012 to 12/31/2012...........  $ 7.40935    $ 8.69206            0
   01/01/2013 to 12/31/2013...........  $ 8.69206    $10.08632            0
   01/01/2014 to 12/31/2014...........  $10.08632    $ 9.28749            0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.00956    $10.80400            0
   01/01/2007 to 12/31/2007...........  $10.80400    $12.40342            0
   01/01/2008 to 12/31/2008...........  $12.40342    $ 6.76920            0
   01/01/2009 to 12/31/2009...........  $ 6.76920    $ 8.60978            0
   01/01/2010 to 12/31/2010...........  $ 8.60978    $ 9.32176            0
   01/01/2011 to 12/31/2011...........  $ 9.32176    $ 7.94553            0
   01/01/2012 to 12/31/2012...........  $ 7.94553    $ 9.03533            0
   01/01/2013 to 12/31/2013...........  $ 9.03533    $10.52073            0
   01/01/2014 to 12/31/2014...........  $10.52073    $ 9.56667            0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11154    $ 7.09658        6,196
   01/01/2009 to 12/31/2009...........  $ 7.09658    $ 8.76123       16,564
   01/01/2010 to 12/31/2010...........  $ 8.76123    $ 9.71916       15,006
   01/01/2011 to 12/31/2011...........  $ 9.71916    $ 9.41929       17,541
   01/01/2012 to 12/31/2012...........  $ 9.41929    $10.42718       16,637
   01/01/2013 to 12/31/2013...........  $10.42718    $11.81773       15,484
   01/01/2014 to 12/31/2014...........  $11.81773    $12.25127        8,540
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.02854    $12.65607            0
   01/01/2007 to 12/31/2007...........  $12.65607    $13.49800            0
   01/01/2008 to 12/31/2008...........  $13.49800    $ 7.71162            0
   01/01/2009 to 12/31/2009...........  $ 7.71162    $10.21306            0
   01/01/2010 to 12/31/2010...........  $10.21306    $10.66809            0
   01/01/2011 to 12/31/2011...........  $10.66809    $ 9.44664            0
   01/01/2012 to 12/31/2012...........  $ 9.44664    $11.22411            0
   01/01/2013 to 12/31/2013...........  $11.22411    $12.62013            0
   01/01/2014 to 12/31/2014...........  $12.62013    $11.51722            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.86707    $11.42284            0
   01/01/2007 to 12/31/2007...........  $11.42284    $11.34807      172,983
   01/01/2008 to 12/31/2008...........  $11.34807    $ 9.11199      187,392
   01/01/2009 to 12/31/2009...........  $ 9.11199    $10.83664      228,004
   01/01/2010 to 12/31/2010...........  $10.83664    $11.33516      220,597
   01/01/2011 to 12/31/2011...........  $11.33516    $11.07413      196,417
   01/01/2012 to 12/31/2012...........  $11.07413    $11.95003      231,927
   01/01/2013 to 12/31/2013...........  $11.95003    $12.93222      231,672
   01/01/2014 to 12/31/2014...........  $12.93222    $13.29129      195,561
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08328    $10.27840            0
   01/01/2010 to 12/31/2010...........  $10.27840    $11.15165            0
   01/01/2011 to 12/31/2011...........  $11.15165    $10.94139            0
   01/01/2012 to 12/31/2012...........  $10.94139    $12.28312            0
   01/01/2013 to 12/31/2013...........  $12.28312    $16.34106            0
   01/01/2014 to 12/31/2014...........  $16.34106    $17.44065            0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.00615    $12.09868            0
   01/01/2007 to 12/31/2007...........  $12.09868    $11.43824            0
   01/01/2008 to 12/31/2008...........  $11.43824    $ 6.52259            0
   01/01/2009 to 12/31/2009...........  $ 6.52259    $ 7.59276            0
   01/01/2010 to 12/31/2010...........  $ 7.59276    $ 8.37420            0
   01/01/2011 to 12/31/2011...........  $ 8.37420    $ 7.82078            0
   01/01/2012 to 12/31/2012...........  $ 7.82078    $ 8.90939            0
   01/01/2013 to 12/31/2013...........  $ 8.90939    $12.14515            0
   01/01/2014 to 12/31/2014...........  $12.14515    $13.46461            0
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.07842    $11.31183            0
   01/01/2007 to 12/31/2007...........  $11.31183    $12.67336            0
   01/01/2008 to 12/31/2008...........  $12.67336    $ 6.95886            0
   01/01/2009 to 12/31/2009...........  $ 6.95886    $ 8.80096            0
   01/01/2010 to 12/31/2010...........  $ 8.80096    $10.27233            0
   01/01/2011 to 12/31/2011...........  $10.27233    $ 9.92091            0
   01/01/2012 to 12/31/2012...........  $ 9.92091    $10.85514            0
   01/01/2013 to 12/31/2013...........  $10.85514    $14.45360            0
   01/01/2014 to 12/31/2014...........  $14.45360    $15.57911            0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14267    $10.56925            0
   01/01/2007 to 12/31/2007...........  $10.56925    $10.92701            0
   01/01/2008 to 12/31/2008...........  $10.92701    $ 8.17355            0
   01/01/2009 to 12/31/2009...........  $ 8.17355    $10.72296            0
   01/01/2010 to 12/31/2010...........  $10.72296    $11.85333            0
   01/01/2011 to 12/31/2011...........  $11.85333    $12.72863            0
   01/01/2012 to 12/31/2012...........  $12.72863    $13.14117            0
   01/01/2013 to 12/31/2013...........  $13.14117    $12.55187            0
   01/01/2014 to 12/31/2014...........  $12.55187    $13.01535            0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.36813    $12.60029            0
   01/01/2007 to 12/31/2007...........  $12.60029    $13.43376            0
   01/01/2008 to 12/31/2008...........  $13.43376    $ 8.64258            0
   01/01/2009 to 12/31/2009...........  $ 8.64258    $11.07773            0
   01/01/2010 to 12/31/2010...........  $11.07773    $12.09781            0
   01/01/2011 to 12/31/2011...........  $12.09781    $11.42220            0
   01/01/2012 to 12/31/2012...........  $11.42220    $13.70149            0
   01/01/2013 to 12/31/2013...........  $13.70149    $17.04477            0
   01/01/2014 to 12/31/2014...........  $17.04477    $17.21591            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.98250    $11.41513         0
   01/01/2007 to 12/31/2007...........  $11.41513    $12.80513         0
   01/01/2008 to 12/31/2008...........  $12.80513    $ 7.94948         0
   01/01/2009 to 12/31/2009...........  $ 7.94948    $ 9.63119         0
   01/01/2010 to 12/31/2010...........  $ 9.63119    $10.58722         0
   01/01/2011 to 12/31/2011...........  $10.58722    $10.25797         0
   01/01/2012 to 12/31/2012...........  $10.25797    $11.70562         0
   01/01/2013 to 12/31/2013...........  $11.70562    $15.59703         0
   01/01/2014 to 12/31/2014...........  $15.59703    $16.52580         0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99790    $10.16264         0
   01/01/2013 to 12/31/2013...........  $10.16264    $13.32293         0
   01/01/2014 to 12/31/2014...........  $13.32293    $14.31210         0
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.98514    $11.44280         0
   01/01/2007 to 12/31/2007...........  $11.44280    $11.45816         0
   01/01/2008 to 12/31/2008...........  $11.45816    $ 6.90971         0
   01/01/2009 to 12/31/2009...........  $ 6.90971    $ 9.35340         0
   01/01/2010 to 12/31/2010...........  $ 9.35340    $11.26882         0
   01/01/2011 to 12/31/2011...........  $11.26882    $10.60452         0
   01/01/2012 to 12/31/2012...........  $10.60452    $12.23817         0
   01/01/2013 to 12/31/2013...........  $12.23817    $15.79477         0
   01/01/2014 to 12/31/2014...........  $15.79477    $17.69903         0
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99907    $10.14778         0
   01/01/2007 to 12/31/2007...........  $10.14778    $10.37423         0
   01/01/2008 to 12/31/2008...........  $10.37423    $10.36497         0
   01/01/2009 to 12/31/2009...........  $10.36497    $10.12714         0
   01/01/2010 to 12/31/2010...........  $10.12714    $ 9.87290         0
   01/01/2011 to 12/31/2011...........  $ 9.87290    $ 9.62525         0
   01/01/2012 to 12/31/2012...........  $ 9.62525    $ 9.38159         0
   01/01/2013 to 12/31/2013...........  $ 9.38159    $ 9.14376         0
   01/01/2014 to 12/31/2014...........  $ 9.14376    $ 8.91200         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.58777    $11.66305         0
   01/01/2007 to 12/31/2007...........  $11.66305    $11.72616         0
   01/01/2008 to 12/31/2008...........  $11.72616    $ 6.59897         0
   01/01/2009 to 12/31/2009...........  $ 6.59897    $ 9.04576         0
   01/01/2010 to 12/31/2010...........  $ 9.04576    $10.88298         0
   01/01/2011 to 12/31/2011...........  $10.88298    $10.34401         0
   01/01/2012 to 12/31/2012...........  $10.34401    $11.80816         0
   01/01/2013 to 12/31/2013...........  $11.80816    $16.34391         0
   01/01/2014 to 12/31/2014...........  $16.34391    $18.19979         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02780    $10.05508         0
   01/01/2012 to 12/31/2012...........  $10.05508    $10.27731         0
   01/01/2013 to 12/31/2013...........  $10.27731    $ 9.73302         0
   01/01/2014 to 12/31/2014...........  $ 9.73302    $ 9.97498         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.28836    $12.50869         0
   01/01/2007 to 12/31/2007...........  $12.50869    $14.89685         0
   01/01/2008 to 12/31/2008...........  $14.89685    $ 8.24901         0
   01/01/2009 to 12/31/2009...........  $ 8.24901    $10.43501         0
   01/01/2010 to 12/31/2010...........  $10.43501    $13.08739         0
   01/01/2011 to 12/31/2011...........  $13.08739    $12.97147         0
   01/01/2012 to 12/31/2012...........  $12.97147    $14.20763         0
   01/01/2013 to 12/31/2013...........  $14.20763    $18.36351         0
   01/01/2014 to 12/31/2014...........  $18.36351    $19.31899         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.43147    $10.75030             0
   01/01/2007 to 12/31/2007...........  $10.75030    $12.43714             0
   01/01/2008 to 12/31/2008...........  $12.43714    $ 6.96509             0
   01/01/2009 to 12/31/2009...........  $ 6.96509    $ 8.32028             0
   01/01/2010 to 12/31/2010...........  $ 8.32028    $ 9.75334             0
   01/01/2011 to 04/29/2011...........  $ 9.75334    $10.90778             0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99790    $10.26066             0
   01/01/2013 to 12/31/2013...........  $10.26066    $11.89216        14,084
   01/01/2014 to 12/31/2014...........  $11.89216    $12.18635        24,543
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10064    $ 5.55106             0
   01/01/2009 to 12/31/2009...........  $ 5.55106    $ 9.00901             0
   01/01/2010 to 12/31/2010...........  $ 9.00901    $10.73627             0
   01/01/2011 to 12/31/2011...........  $10.73627    $ 8.34306             0
   01/01/2012 to 12/31/2012...........  $ 8.34306    $ 9.58911             0
   01/01/2013 to 12/31/2013...........  $ 9.58911    $ 9.36678             0
   01/01/2014 to 12/31/2014...........  $ 9.36678    $ 8.70177             0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97191    $10.10175             0
   01/01/2007 to 12/31/2007...........  $10.10175    $10.51371             0
   01/01/2008 to 12/31/2008...........  $10.51371    $10.36152             0
   01/01/2009 to 12/31/2009...........  $10.36152    $11.13203             0
   01/01/2010 to 12/31/2010...........  $11.13203    $11.27296             0
   01/01/2011 to 12/31/2011...........  $11.27296    $11.23479             0
   01/01/2012 to 12/31/2012...........  $11.23479    $11.46375             0
   01/01/2013 to 12/31/2013...........  $11.46375    $10.93039             0
   01/01/2014 to 12/31/2014...........  $10.93039    $10.64310             0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97054    $10.24133             0
   01/01/2007 to 12/31/2007...........  $10.24133    $10.80967             0
   01/01/2008 to 12/31/2008...........  $10.80967    $10.29762             0
   01/01/2009 to 12/31/2009...........  $10.29762    $11.69541             0
   01/01/2010 to 12/31/2010...........  $11.69541    $12.27880             0
   01/01/2011 to 12/31/2011...........  $12.27880    $12.34857             0
   01/01/2012 to 12/31/2012...........  $12.34857    $13.15703             0
   01/01/2013 to 12/31/2013...........  $13.15703    $12.58798             0
   01/01/2014 to 12/31/2014...........  $12.58798    $12.78818             0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.17217    $10.55495       166,747
   01/01/2007 to 12/31/2007...........  $10.55495    $11.18302       772,514
   01/01/2008 to 12/31/2008...........  $11.18302    $ 8.77568     1,265,705
   01/01/2009 to 12/31/2009...........  $ 8.77568    $10.26727     1,754,810
   01/01/2010 to 12/31/2010...........  $10.26727    $11.06512     1,778,982
   01/01/2011 to 12/31/2011...........  $11.06512    $10.89260     1,733,599
   01/01/2012 to 12/31/2012...........  $10.89260    $11.71739     1,710,245
   01/01/2013 to 12/31/2013...........  $11.71739    $12.47251     1,328,022
   01/01/2014 to 12/31/2014...........  $12.47251    $12.85857     1,139,871
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01781    $10.05496             0
   01/01/2012 to 12/31/2012...........  $10.05496    $10.49653             0
   01/01/2013 to 12/31/2013...........  $10.49653    $ 9.99383             0
   01/01/2014 to 12/31/2014...........  $ 9.99383    $10.33092             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.15781    $10.40773       619,984
   01/01/2007 to 12/31/2007...........  $10.40773    $11.30062     2,237,900
   01/01/2008 to 12/31/2008...........  $11.30062    $ 6.53007     1,392,225
   01/01/2009 to 12/31/2009...........  $ 6.53007    $ 8.01775     1,343,948
   01/01/2010 to 12/31/2010...........  $ 8.01775    $ 9.30092     1,383,564
   01/01/2011 to 12/31/2011...........  $ 9.30092    $ 8.50216     1,277,373
   01/01/2012 to 12/31/2012...........  $ 8.50216    $ 9.35706     1,188,252
   01/01/2013 to 12/31/2013...........  $ 9.35706    $10.67269     1,173,804
   01/01/2014 to 12/31/2014...........  $10.67269    $11.35893     1,139,408
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.56932    $11.33031             0
   01/01/2007 to 12/31/2007...........  $11.33031    $11.27163             0
   01/01/2008 to 12/31/2008...........  $11.27163    $ 6.73222             0
   01/01/2009 to 12/31/2009...........  $ 6.73222    $ 7.99353             0
   01/01/2010 to 12/31/2010...........  $ 7.99353    $ 8.96355             0
   01/01/2011 to 12/31/2011...........  $ 8.96355    $ 9.03879             0
   01/01/2012 to 12/31/2012...........  $ 9.03879    $10.46595             0
   01/01/2013 to 12/31/2013...........  $10.46595    $13.50876             0
   01/01/2014 to 12/31/2014...........  $13.50876    $15.43284             0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99789    $ 8.84605             0
   01/01/2012 to 12/31/2012...........  $ 8.84605    $ 9.75590             0
   01/01/2013 to 12/31/2013...........  $ 9.75590    $11.63835             0
   01/01/2014 to 12/31/2014...........  $11.63835    $12.08080             0
AST RCM WORLD TRENDS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08085    $ 7.30220        24,715
   01/01/2009 to 12/31/2009...........  $ 7.30220    $ 8.78175        30,211
   01/01/2010 to 12/31/2010...........  $ 8.78175    $ 9.57936        61,002
   01/01/2011 to 12/31/2011...........  $ 9.57936    $ 9.16732        75,383
   01/01/2012 to 12/31/2012...........  $ 9.16732    $ 9.85326        94,664
   01/01/2013 to 12/31/2013...........  $ 9.85326    $10.79820       100,549
   01/01/2014 to 12/31/2014...........  $10.79820    $11.06546       100,739
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09903    $ 6.65711        37,764
   01/01/2009 to 12/31/2009...........  $ 6.65711    $ 8.23055       159,840
   01/01/2010 to 12/31/2010...........  $ 8.23055    $ 9.17263       141,896
   01/01/2011 to 12/31/2011...........  $ 9.17263    $ 8.72704       202,628
   01/01/2012 to 12/31/2012...........  $ 8.72704    $ 9.85815       184,213
   01/01/2013 to 12/31/2013...........  $ 9.85815    $11.34355       177,610
   01/01/2014 to 12/31/2014...........  $11.34355    $11.65673       170,437
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.39907    $10.94561             0
   01/01/2007 to 12/31/2007...........  $10.94561    $11.61823       113,579
   01/01/2008 to 12/31/2008...........  $11.61823    $ 7.90477        72,457
   01/01/2009 to 12/31/2009...........  $ 7.90477    $ 9.81658       227,919
   01/01/2010 to 12/31/2010...........  $ 9.81658    $10.69791       150,752
   01/01/2011 to 12/31/2011...........  $10.69791    $10.07466       254,988
   01/01/2012 to 12/31/2012...........  $10.07466    $10.91260       199,504
   01/01/2013 to 12/31/2013...........  $10.91260    $12.16777       217,316
   01/01/2014 to 12/31/2014...........  $12.16777    $12.21940       184,673

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.10235    $11.97093             0
   01/01/2007 to 12/31/2007...........  $11.97093    $12.97394             0
   01/01/2008 to 12/31/2008...........  $12.97394    $ 7.06930             0
   01/01/2009 to 12/31/2009...........  $ 7.06930    $ 9.14063             0
   01/01/2010 to 12/31/2010...........  $ 9.14063    $11.80880             0
   01/01/2011 to 12/31/2011...........  $11.80880    $10.00072             0
   01/01/2012 to 12/31/2012...........  $10.00072    $11.70340             0
   01/01/2013 to 12/31/2013...........  $11.70340    $16.06222             0
   01/01/2014 to 12/31/2014...........  $16.06222    $16.42855             0
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90437    $ 9.85358             0
   01/01/2007 to 12/31/2007...........  $ 9.85358    $10.28924             0
   01/01/2008 to 12/31/2008...........  $10.28924    $ 6.51838             0
   01/01/2009 to 12/31/2009...........  $ 6.51838    $ 8.50739             0
   01/01/2010 to 12/31/2010...........  $ 8.50739    $11.31160             0
   01/01/2011 to 12/31/2011...........  $11.31160    $10.91739             0
   01/01/2012 to 12/31/2012...........  $10.91739    $11.93578             0
   01/01/2013 to 12/31/2013...........  $11.93578    $15.72530             0
   01/01/2014 to 12/31/2014...........  $15.72530    $15.91204             0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.88000    $12.36528             0
   01/01/2007 to 12/31/2007...........  $12.36528    $11.37429             0
   01/01/2008 to 12/31/2008...........  $11.37429    $ 7.79129             0
   01/01/2009 to 12/31/2009...........  $ 7.79129    $ 9.64417             0
   01/01/2010 to 12/31/2010...........  $ 9.64417    $11.84338             0
   01/01/2011 to 12/31/2011...........  $11.84338    $10.85372             0
   01/01/2012 to 12/31/2012...........  $10.85372    $12.49936             0
   01/01/2013 to 12/31/2013...........  $12.49936    $16.73923             0
   01/01/2014 to 12/31/2014...........  $16.73923    $17.17446             0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.63175    $11.27006        29,105
   01/01/2007 to 12/31/2007...........  $11.27006    $11.67732     1,552,226
   01/01/2008 to 12/31/2008...........  $11.67732    $ 8.42839       933,340
   01/01/2009 to 12/31/2009...........  $ 8.42839    $10.19780     1,030,357
   01/01/2010 to 12/31/2010...........  $10.19780    $11.08597     1,003,773
   01/01/2011 to 12/31/2011...........  $11.08597    $11.01988       905,933
   01/01/2012 to 12/31/2012...........  $11.01988    $12.18975       958,380
   01/01/2013 to 12/31/2013...........  $12.18975    $13.88084       943,737
   01/01/2014 to 12/31/2014...........  $13.88084    $14.32445       965,136
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.94536    $12.10594             0
   01/01/2007 to 12/31/2007...........  $12.10594    $11.37667             0
   01/01/2008 to 12/31/2008...........  $11.37667    $ 6.44374             0
   01/01/2009 to 12/31/2009...........  $ 6.44374    $ 7.77499             0
   01/01/2010 to 12/31/2010...........  $ 7.77499    $ 8.58166             0
   01/01/2011 to 12/31/2011...........  $ 8.58166    $ 8.22731             0
   01/01/2012 to 12/31/2012...........  $ 8.22731    $ 9.40178             0
   01/01/2013 to 12/31/2013...........  $ 9.40178    $11.88387             0
   01/01/2014 to 12/31/2014...........  $11.88387    $12.44757             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.93941    $10.40395            0
   01/01/2007 to 12/31/2007...........  $10.40395    $10.97374            0
   01/01/2008 to 12/31/2008...........  $10.97374    $ 6.35637            0
   01/01/2009 to 12/31/2009...........  $ 6.35637    $ 9.50196            0
   01/01/2010 to 12/31/2010...........  $ 9.50196    $10.72546            0
   01/01/2011 to 12/31/2011...........  $10.72546    $10.27681            0
   01/01/2012 to 12/31/2012...........  $10.27681    $11.77710            0
   01/01/2013 to 12/31/2013...........  $11.77710    $16.53249            0
   01/01/2014 to 12/31/2014...........  $16.53249    $17.45817            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.66737    $13.15868            0
   01/01/2007 to 12/31/2007...........  $13.15868    $18.01835            0
   01/01/2008 to 12/31/2008...........  $18.01835    $ 8.78274            0
   01/01/2009 to 12/31/2009...........  $ 8.78274    $12.78441            0
   01/01/2010 to 12/31/2010...........  $12.78441    $15.00925            0
   01/01/2011 to 12/31/2011...........  $15.00925    $12.44682            0
   01/01/2012 to 12/31/2012...........  $12.44682    $12.56960            0
   01/01/2013 to 12/31/2013...........  $12.56960    $14.13536            0
   01/01/2014 to 12/31/2014...........  $14.13536    $12.62504            0
AST TEMPLETON GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.48076    $ 9.71544            0
   01/01/2007 to 12/31/2007...........  $ 9.71544    $10.38123            0
   01/01/2008 to 12/31/2008...........  $10.38123    $ 9.87172            0
   01/01/2009 to 12/31/2009...........  $ 9.87172    $10.78731            0
   01/01/2010 to 12/31/2010...........  $10.78731    $11.11776            0
   01/01/2011 to 12/31/2011...........  $11.11776    $11.28339            0
   01/01/2012 to 12/31/2012...........  $11.28339    $11.57172            0
   01/01/2013 to 12/31/2013...........  $11.57172    $10.85518            0
   01/01/2014 to 12/31/2014...........  $10.85518    $10.63890            0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.60755    $11.26518            0
   01/01/2007 to 12/31/2007...........  $11.26518    $12.02763            0
   01/01/2008 to 12/31/2008...........  $12.02763    $ 6.76059            0
   01/01/2009 to 12/31/2009...........  $ 6.76059    $ 8.46271            0
   01/01/2010 to 12/31/2010...........  $ 8.46271    $ 9.45557            0
   01/01/2011 to 12/31/2011...........  $ 9.45557    $ 8.89776       13,740
   01/01/2012 to 12/31/2012...........  $ 8.89776    $ 9.62642       14,109
   01/01/2013 to 12/31/2013...........  $ 9.62642    $11.30623      216,699
   01/01/2014 to 12/31/2014...........  $11.30623    $11.62627      272,987
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99789    $ 9.96843            0
   01/01/2008 to 12/31/2008...........  $ 9.96843    $ 9.20943            0
   01/01/2009 to 12/31/2009...........  $ 9.20943    $10.02000            0
   01/01/2010 to 12/31/2010...........  $10.02000    $10.52764            0
   01/01/2011 to 12/31/2011...........  $10.52764    $10.87967            0
   01/01/2012 to 12/31/2012...........  $10.87967    $11.43628            0
   01/01/2013 to 12/31/2013...........  $11.43628    $10.98006            0
   01/01/2014 to 12/31/2014...........  $10.98006    $11.47202            0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07786    $ 6.60266        8,993
   01/01/2009 to 12/31/2009...........  $ 6.60266    $ 8.37009       16,855
   01/01/2010 to 12/31/2010...........  $ 8.37009    $ 8.99346       28,325
   01/01/2011 to 12/31/2011...........  $ 8.99346    $ 8.61933       42,650
   01/01/2012 to 09/21/2012...........  $ 8.61933    $ 9.59327            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08874    $ 7.62474           0
   01/01/2009 to 12/31/2009...........  $ 7.62474    $ 9.03424           0
   01/01/2010 to 12/31/2010...........  $ 9.03424    $10.33411           0
   01/01/2011 to 12/31/2011...........  $10.33411    $10.77243           0
   01/01/2012 to 12/31/2012...........  $10.77243    $11.63897           0
   01/01/2013 to 12/31/2013...........  $11.63897    $14.57162           0
   01/01/2014 to 12/31/2014...........  $14.57162    $15.65488           0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008..........  $10.26776    $ 6.99943           0
   01/01/2009 to 12/31/2009...........  $ 6.99943    $ 8.92347           0
   01/01/2010 to 12/31/2010...........  $ 8.92347    $10.55787           0
   01/01/2011 to 12/31/2011...........  $10.55787    $10.85662           0
   01/01/2012 to 12/31/2012...........  $10.85662    $12.91934           0
   01/01/2013 to 12/31/2013...........  $12.91934    $17.61232           0
   01/01/2014 to 12/31/2014...........  $17.61232    $19.30503           0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008..........  $10.38545    $ 5.23966           0
   01/01/2009 to 12/31/2009...........  $ 5.23966    $ 5.87327           0
   01/01/2010 to 12/31/2010...........  $ 5.87327    $ 6.35017           0
   01/01/2011 to 12/31/2011...........  $ 6.35017    $ 5.33326           0
   01/01/2012 to 12/31/2012...........  $ 5.33326    $ 6.48325           0
   01/01/2013 to 12/31/2013...........  $ 6.48325    $ 8.34604           0
   01/01/2014 to 12/31/2014...........  $ 8.34604    $ 9.18526           0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008..........  $10.15167    $ 8.28538           0
   01/01/2009 to 12/31/2009...........  $ 8.28538    $ 9.65467           0
   01/01/2010 to 12/31/2010...........  $ 9.65467    $ 9.67767           0
   01/01/2011 to 12/31/2011...........  $ 9.67767    $10.38680           0
   01/01/2012 to 12/31/2012...........  $10.38680    $11.88503           0
   01/01/2013 to 12/31/2013...........  $11.88503    $16.18963           0
   01/01/2014 to 12/31/2014...........  $16.18963    $19.51911           0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008..........  $10.16518    $ 6.05952           0
   01/01/2009 to 12/31/2009...........  $ 6.05952    $ 7.32920           0
   01/01/2010 to 12/31/2010...........  $ 7.32920    $ 8.84011           0
   01/01/2011 to 12/31/2011...........  $ 8.84011    $ 8.46264           0
   01/01/2012 to 12/31/2012...........  $ 8.46264    $ 9.55084           0
   01/01/2013 to 12/31/2013...........  $ 9.55084    $12.86380           0
   01/01/2014 to 12/31/2014...........  $12.86380    $13.23693           0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11041    $ 6.67544           0
   01/01/2009 to 12/31/2009...........  $ 6.67544    $ 8.44082           0
   01/01/2010 to 12/31/2010...........  $ 8.44082    $ 9.31162           0
   01/01/2011 to 12/31/2011...........  $ 9.31162    $ 9.36011           0
   01/01/2012 to 12/31/2012...........  $ 9.36011    $10.28272           0
   01/01/2013 to 12/31/2013...........  $10.28272    $13.09554           0
   01/01/2014 to 12/31/2014...........  $13.09554    $14.41370           0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.24119    $ 6.23331           0
   01/01/2009 to 12/31/2009...........  $ 6.23331    $ 7.25798           0
   01/01/2010 to 12/31/2010...........  $ 7.25798    $ 7.98625           0
   01/01/2011 to 12/31/2011...........  $ 7.98625    $ 7.68458           0
   01/01/2012 to 12/31/2012...........  $ 7.68458    $ 8.64434           0
   01/01/2013 to 12/31/2013...........  $ 8.64434    $10.94390           0
   01/01/2014 to 12/31/2014...........  $10.94390    $11.78374       2,426

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.07219    $ 6.16181         0
   01/01/2009 to 12/31/2009...........  $ 6.16181    $ 8.30678         0
   01/01/2010 to 12/31/2010...........  $ 8.30678    $10.39723         0
   01/01/2011 to 12/31/2011...........  $10.39723    $ 9.84090         0
   01/01/2012 to 12/31/2012...........  $ 9.84090    $11.06623         0
   01/01/2013 to 12/31/2013...........  $11.06623    $14.07819         0
   01/01/2014 to 12/31/2014...........  $14.07819    $14.52976         0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.18816    $ 6.42458         0
   01/01/2009 to 12/31/2009...........  $ 6.42458    $ 8.19475         0
   01/01/2010 to 12/31/2010...........  $ 8.19475    $ 9.62061         0
   01/01/2011 to 12/31/2011...........  $ 9.62061    $ 9.00918         0
   01/01/2012 to 12/31/2012...........  $ 9.00918    $10.23496         0
   01/01/2013 to 12/31/2013...........  $10.23496    $13.18371         0
   01/01/2014 to 12/31/2014...........  $13.18371    $14.15840         0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008..........  $10.25866    $ 5.48418         0
   01/01/2009 to 12/31/2009...........  $ 5.48418    $ 6.83636         0
   01/01/2010 to 12/31/2010...........  $ 6.83636    $ 8.30850         0
   01/01/2011 to 12/31/2011...........  $ 8.30850    $ 8.48300         0
   01/01/2012 to 12/31/2012...........  $ 8.48300    $ 9.68740         0
   01/01/2013 to 12/31/2013...........  $ 9.68740    $ 9.45055         0
   01/01/2014 to 12/31/2014...........  $ 9.45055    $11.51553         0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11331    $ 6.76798         0
   01/01/2009 to 12/31/2009...........  $ 6.76798    $ 8.32259         0
   01/01/2010 to 12/31/2010...........  $ 8.32259    $10.19851         0
   01/01/2011 to 12/31/2011...........  $10.19851    $10.06782         0
   01/01/2012 to 12/31/2012...........  $10.06782    $11.03698         0
   01/01/2013 to 12/31/2013...........  $11.03698    $15.10618         0
   01/01/2014 to 12/31/2014...........  $15.10618    $15.04321         0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.22831    $ 7.13514         0
   01/01/2009 to 12/31/2009...........  $ 7.13514    $ 8.37312         0
   01/01/2010 to 12/31/2010...........  $ 8.37312    $ 9.96486         0
   01/01/2011 to 12/31/2011...........  $ 9.96486    $ 9.31430         0
   01/01/2012 to 12/31/2012...........  $ 9.31430    $10.54444         0
   01/01/2013 to 12/31/2013...........  $10.54444    $14.14945         0
   01/01/2014 to 12/31/2014...........  $14.14945    $14.59263         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008..........  $10.27788    $ 7.22415         0
   01/01/2009 to 12/31/2009...........  $ 7.22415    $ 7.55643         0
   01/01/2010 to 12/31/2010...........  $ 7.55643    $ 8.52047         0
   01/01/2011 to 12/31/2011...........  $ 8.52047    $ 8.46005         0
   01/01/2012 to 12/31/2012...........  $ 8.46005    $ 9.60712         0
   01/01/2013 to 12/31/2013...........  $ 9.60712    $10.49380         0
   01/01/2014 to 12/31/2014...........  $10.49380    $10.28561         0
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008..........  $10.09834    $ 7.17118         0
   01/01/2009 to 12/31/2009...........  $ 7.17118    $ 7.73976         0
   01/01/2010 to 12/31/2010...........  $ 7.73976    $ 7.99261         0
   01/01/2011 to 12/31/2011...........  $ 7.99261    $ 9.15468         0
   01/01/2012 to 12/31/2012...........  $ 9.15468    $ 8.93472         0
   01/01/2013 to 12/31/2013...........  $ 8.93472    $ 9.86768         0
   01/01/2014 to 12/31/2014...........  $ 9.86768    $12.10716         0

* Denotes the start date of these sub-accounts

                               PREMIER L SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: BENEFICIARY CONTINUATION OPTION - 1.00% SETTLEMENT
                                SERVICE CHARGE

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.08004    $10.91282      129,445
   01/01/2008 to 12/31/2008...........  $10.91282    $ 7.36563      142,405
   01/01/2009 to 12/31/2009...........  $ 7.36563    $ 9.06905       85,377
   01/01/2010 to 12/31/2010...........  $ 9.06905    $10.05357       99,862
   01/01/2011 to 12/31/2011...........  $10.05357    $ 9.68945      172,922
   01/01/2012 to 12/31/2012...........  $ 9.68945    $10.79903      187,764
   01/01/2013 to 12/31/2013...........  $10.79903    $11.75851      169,163
   01/01/2014 to 12/31/2014...........  $11.75851    $12.08662      230,801
AST ADVANCED STRATEGIES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07305    $10.83452            0
   01/01/2008 to 12/31/2008...........  $10.83452    $ 7.53017            0
   01/01/2009 to 12/31/2009...........  $ 7.53017    $ 9.40896            0
   01/01/2010 to 12/31/2010...........  $ 9.40896    $10.59254            0
   01/01/2011 to 12/31/2011...........  $10.59254    $10.49952       36,272
   01/01/2012 to 12/31/2012...........  $10.49952    $11.81435       79,091
   01/01/2013 to 12/31/2013...........  $11.81435    $13.63409      158,790
   01/01/2014 to 12/31/2014...........  $13.63409    $14.32368      180,239
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12345    $10.18301            0
   01/01/2008 to 12/31/2008...........  $10.18301    $ 6.57914            0
   01/01/2009 to 12/31/2009...........  $ 6.57914    $ 7.67177        3,699
   01/01/2010 to 12/31/2010...........  $ 7.67177    $ 8.64764        4,096
   01/01/2011 to 12/31/2011...........  $ 8.64764    $ 8.86776        4,581
   01/01/2012 to 05/04/2012...........  $ 8.86776    $ 9.65752            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07151    $10.86097        3,120
   01/01/2008 to 12/31/2008...........  $10.86097    $ 7.66698      166,425
   01/01/2009 to 12/31/2009...........  $ 7.66698    $ 9.35958      160,708
   01/01/2010 to 12/31/2010...........  $ 9.35958    $10.40804      226,307
   01/01/2011 to 12/31/2011...........  $10.40804    $10.17985      366,569
   01/01/2012 to 12/31/2012...........  $10.17985    $11.33645      524,542
   01/01/2013 to 12/31/2013...........  $11.33645    $13.20498      566,259
   01/01/2014 to 12/31/2014...........  $13.20498    $13.92690      843,587
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99918    $ 9.20827            0
   01/01/2012 to 12/31/2012...........  $ 9.20827    $10.20156            0
   01/01/2013 to 12/31/2013...........  $10.20156    $11.19672            0
   01/01/2014 to 12/31/2014...........  $11.19672    $11.62858            0
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99918    $10.54820            0
   01/01/2014 to 12/31/2014...........  $10.54820    $10.81738            0
AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14595    $10.30944            0
   01/01/2010 to 12/31/2010...........  $10.30944    $11.60815          678
   01/01/2011 to 12/31/2011...........  $11.60815    $10.81845        1,493
   01/01/2012 to 12/31/2012...........  $10.81845    $12.12874        1,675
   01/01/2013 to 12/31/2013...........  $12.12874    $15.78294        5,326
   01/01/2014 to 12/31/2014...........  $15.78294    $17.23085        6,482

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09687    $11.01224       40,327
   01/01/2008 to 12/31/2008...........  $11.01224    $ 7.09376       47,327
   01/01/2009 to 12/31/2009...........  $ 7.09376    $ 8.80257       75,060
   01/01/2010 to 12/31/2010...........  $ 8.80257    $ 9.88109       85,112
   01/01/2011 to 12/31/2011...........  $ 9.88109    $ 9.54594      115,629
   01/01/2012 to 12/31/2012...........  $ 9.54594    $10.74833       85,759
   01/01/2013 to 12/31/2013...........  $10.74833    $13.05551      147,135
   01/01/2014 to 12/31/2014...........  $13.05551    $13.83039      261,580
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99918    $11.72984            0
   01/01/2014 to 12/31/2014...........  $11.72984    $13.19431            0
AST COHEN & STEERS REALTY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10286    $ 7.81223        2,528
   01/01/2008 to 12/31/2008...........  $ 7.81223    $ 5.02371        2,463
   01/01/2009 to 12/31/2009...........  $ 5.02371    $ 6.56219        2,370
   01/01/2010 to 12/31/2010...........  $ 6.56219    $ 8.36127        3,255
   01/01/2011 to 12/31/2011...........  $ 8.36127    $ 8.82419        4,845
   01/01/2012 to 12/31/2012...........  $ 8.82419    $10.07765       33,808
   01/01/2013 to 12/31/2013...........  $10.07765    $10.29050       28,693
   01/01/2014 to 12/31/2014...........  $10.29050    $13.33818       33,765
AST DEAM SMALL-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09789    $ 8.33201            0
   01/01/2008 to 07/18/2008...........  $ 8.33201    $ 7.66199            0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99918    $ 9.73366            0
   01/01/2014 to 12/31/2014...........  $ 9.73366    $10.12900            0
AST FI PYRAMIS QUANTITATIVE PORTFOLIO
FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07381    $10.77036        7,255
   01/01/2008 to 12/31/2008...........  $10.77036    $ 6.98618       42,388
   01/01/2009 to 12/31/2009...........  $ 6.98618    $ 8.56682       35,985
   01/01/2010 to 12/31/2010...........  $ 8.56682    $ 9.70021       34,782
   01/01/2011 to 12/31/2011...........  $ 9.70021    $ 9.45972       70,843
   01/01/2012 to 12/31/2012...........  $ 9.45972    $10.36217      125,844
   01/01/2013 to 12/31/2013...........  $10.36217    $11.77393      141,532
   01/01/2014 to 12/31/2014...........  $11.77393    $12.02477      146,745
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10379    $ 7.54057            0
   01/01/2009 to 12/31/2009...........  $ 7.54057    $ 9.05097            0
   01/01/2010 to 12/31/2010...........  $ 9.05097    $10.15522            0
   01/01/2011 to 12/31/2011...........  $10.15522    $ 9.80622       17,951
   01/01/2012 to 12/31/2012...........  $ 9.80622    $11.03284       39,447
   01/01/2013 to 12/31/2013...........  $11.03284    $13.02361       48,832
   01/01/2014 to 12/31/2014...........  $13.02361    $13.63207       78,552
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99918    $ 7.49594        5,059
   01/01/2009 to 11/13/2009...........  $ 7.49594    $ 8.43273            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99918    $10.79695       47,791
   01/01/2013 to 12/31/2013...........  $10.79695    $13.30615       44,057
   01/01/2014 to 12/31/2014...........  $13.30615    $13.59311       39,882
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99918    $10.86599            0
   01/01/2014 to 12/31/2014...........  $10.86599    $11.03376            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17586    $ 6.13224            0
   01/01/2009 to 12/31/2009...........  $ 6.13224    $ 8.20276          146
   01/01/2010 to 12/31/2010...........  $ 8.20276    $ 9.76197          137
   01/01/2011 to 12/31/2011...........  $ 9.76197    $ 9.17833          541
   01/01/2012 to 12/31/2012...........  $ 9.17833    $11.52315        1,910
   01/01/2013 to 12/31/2013...........  $11.52315    $11.90508        5,835
   01/01/2014 to 12/31/2014...........  $11.90508    $13.42844        9,633
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09100    $11.53628        4,723
   01/01/2008 to 12/31/2008...........  $11.53628    $ 6.82244        4,600
   01/01/2009 to 12/31/2009...........  $ 6.82244    $10.09167        4,428
   01/01/2010 to 12/31/2010...........  $10.09167    $11.01965        5,277
   01/01/2011 to 12/31/2011...........  $11.01965    $10.47885        6,194
   01/01/2012 to 12/31/2012...........  $10.47885    $12.42563       13,645
   01/01/2013 to 12/31/2013...........  $12.42563    $15.96125       24,620
   01/01/2014 to 02/07/2014...........  $15.96125    $15.71317            0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11632    $10.62005            0
   01/01/2008 to 12/31/2008...........  $10.62005    $ 6.23634            0
   01/01/2009 to 12/31/2009...........  $ 6.23634    $ 7.35950        6,458
   01/01/2010 to 12/31/2010...........  $ 7.35950    $ 8.22556        5,948
   01/01/2011 to 12/31/2011...........  $ 8.22556    $ 7.69478        7,670
   01/01/2012 to 12/31/2012...........  $ 7.69478    $ 9.11684       17,500
   01/01/2013 to 12/31/2013...........  $ 9.11684    $12.05440       27,352
   01/01/2014 to 12/31/2014...........  $12.05440    $13.50241       43,345
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09800    $11.48986        1,492
   01/01/2008 to 12/31/2008...........  $11.48986    $ 6.73541            0
   01/01/2009 to 12/31/2009...........  $ 6.73541    $10.47635          231
   01/01/2010 to 12/31/2010...........  $10.47635    $12.42903          782
   01/01/2011 to 12/31/2011...........  $12.42903    $11.93976        1,490
   01/01/2012 to 12/31/2012...........  $11.93976    $14.14015       10,307
   01/01/2013 to 12/31/2013...........  $14.14015    $18.50694       16,778
   01/01/2014 to 12/31/2014...........  $18.50694    $20.43596       21,586
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08946    $ 7.64998          744
   01/01/2009 to 12/31/2009...........  $ 7.64998    $ 9.34543        2,369
   01/01/2010 to 12/31/2010...........  $ 9.34543    $10.32606        7,551
   01/01/2011 to 12/31/2011...........  $10.32606    $10.17206       13,151
   01/01/2012 to 12/31/2012...........  $10.17206    $11.09154       67,208
   01/01/2013 to 12/31/2013...........  $11.09154    $12.06017       27,028
   01/01/2014 to 12/31/2014...........  $12.06017    $12.42331       62,516
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03407    $ 7.66279          431
   01/01/2009 to 12/31/2009...........  $ 7.66279    $ 9.62383          517
   01/01/2010 to 12/31/2010...........  $ 9.62383    $12.07909        1,114
   01/01/2011 to 12/31/2011...........  $12.07909    $12.11532        1,906
   01/01/2012 to 12/31/2012...........  $12.11532    $13.87726        4,328
   01/01/2013 to 12/31/2013...........  $13.87726    $19.07270       10,593
   01/01/2014 to 12/31/2014...........  $19.07270    $20.24314       14,911

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HERNDON LARGE-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11154    $10.19617        2,976
   01/01/2008 to 12/31/2008...........  $10.19617    $ 6.32963            0
   01/01/2009 to 12/31/2009...........  $ 6.32963    $ 7.41124            0
   01/01/2010 to 12/31/2010...........  $ 7.41124    $ 8.25078            0
   01/01/2011 to 12/31/2011...........  $ 8.25078    $ 8.12903        4,250
   01/01/2012 to 12/31/2012...........  $ 8.12903    $ 9.12709       14,114
   01/01/2013 to 12/31/2013...........  $ 9.12709    $12.16608       25,451
   01/01/2014 to 12/31/2014...........  $12.16608    $12.23327       30,161
AST HIGH YIELD PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.99918    $ 9.96607            0
   01/01/2008 to 12/31/2008...........  $ 9.96607    $ 7.34697            0
   01/01/2009 to 12/31/2009...........  $ 7.34697    $ 9.86035        3,032
   01/01/2010 to 12/31/2010...........  $ 9.86035    $11.08074       18,004
   01/01/2011 to 12/31/2011...........  $11.08074    $11.31919       24,364
   01/01/2012 to 12/31/2012...........  $11.31919    $12.76194       53,227
   01/01/2013 to 12/31/2013...........  $12.76194    $13.54280       47,007
   01/01/2014 to 12/31/2014...........  $13.54280    $13.75166       62,152
AST INTERNATIONAL GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.15948    $12.05201            0
   01/01/2008 to 12/31/2008...........  $12.05201    $ 5.93863            0
   01/01/2009 to 12/31/2009...........  $ 5.93863    $ 7.95483          448
   01/01/2010 to 12/31/2010...........  $ 7.95483    $ 9.01789          458
   01/01/2011 to 12/31/2011...........  $ 9.01789    $ 7.77483          437
   01/01/2012 to 12/31/2012...........  $ 7.77483    $ 9.26557        8,321
   01/01/2013 to 12/31/2013...........  $ 9.26557    $10.92201       15,690
   01/01/2014 to 12/31/2014...........  $10.92201    $10.21646       15,533
AST INTERNATIONAL VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12617    $11.65068            0
   01/01/2008 to 12/31/2008...........  $11.65068    $ 6.45950            0
   01/01/2009 to 12/31/2009...........  $ 6.45950    $ 8.34615            0
   01/01/2010 to 12/31/2010...........  $ 8.34615    $ 9.17929          607
   01/01/2011 to 12/31/2011...........  $ 9.17929    $ 7.94794        1,773
   01/01/2012 to 12/31/2012...........  $ 7.94794    $ 9.18156        3,131
   01/01/2013 to 12/31/2013...........  $ 9.18156    $10.86035        7,431
   01/01/2014 to 12/31/2014...........  $10.86035    $10.03208        9,404
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11197    $ 7.17178            0
   01/01/2009 to 12/31/2009...........  $ 7.17178    $ 8.99427            0
   01/01/2010 to 12/31/2010...........  $ 8.99427    $10.13569            0
   01/01/2011 to 12/31/2011...........  $10.13569    $ 9.97825        1,208
   01/01/2012 to 12/31/2012...........  $ 9.97825    $11.22134       27,647
   01/01/2013 to 12/31/2013...........  $11.22134    $12.91910       27,963
   01/01/2014 to 12/31/2014...........  $12.91910    $13.60521       34,332
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.14435    $10.97941        2,000
   01/01/2008 to 12/31/2008...........  $10.97941    $ 6.37232        7,415
   01/01/2009 to 12/31/2009...........  $ 6.37232    $ 8.57302       10,158
   01/01/2010 to 12/31/2010...........  $ 8.57302    $ 9.09678       10,379
   01/01/2011 to 12/31/2011...........  $ 9.09678    $ 8.18270       11,011
   01/01/2012 to 12/31/2012...........  $ 8.18270    $ 9.87658       14,182
   01/01/2013 to 12/31/2013...........  $ 9.87658    $11.28094       28,745
   01/01/2014 to 12/31/2014...........  $11.28094    $10.45830       71,525

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.08054    $10.17383            0
   01/01/2008 to 12/31/2008...........  $10.17383    $ 8.29858       10,258
   01/01/2009 to 12/31/2009...........  $ 8.29858    $10.02568       41,174
   01/01/2010 to 12/31/2010...........  $10.02568    $10.65289       41,076
   01/01/2011 to 12/31/2011...........  $10.65289    $10.57215       44,156
   01/01/2012 to 12/31/2012...........  $10.57215    $11.58947       68,595
   01/01/2013 to 12/31/2013...........  $11.58947    $12.74066       67,156
   01/01/2014 to 12/31/2014...........  $12.74066    $13.30181       88,614
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08457    $10.29963            0
   01/01/2010 to 12/31/2010...........  $10.29963    $11.35164            0
   01/01/2011 to 12/31/2011...........  $11.35164    $11.31377            0
   01/01/2012 to 12/31/2012...........  $11.31377    $12.90295          518
   01/01/2013 to 12/31/2013...........  $12.90295    $17.43738        5,435
   01/01/2014 to 12/31/2014...........  $17.43738    $18.90555        8,490
AST LARGE-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11587    $ 9.84473            0
   01/01/2008 to 12/31/2008...........  $ 9.84473    $ 5.70314            0
   01/01/2009 to 12/31/2009...........  $ 5.70314    $ 6.74404            0
   01/01/2010 to 12/31/2010...........  $ 6.74404    $ 7.55590          197
   01/01/2011 to 12/31/2011...........  $ 7.55590    $ 7.16817        1,094
   01/01/2012 to 12/31/2012...........  $ 7.16817    $ 8.29561       14,852
   01/01/2013 to 12/31/2013...........  $ 8.29561    $11.48738       31,898
   01/01/2014 to 12/31/2014...........  $11.48738    $12.93708       42,358
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.13199    $11.47337        2,345
   01/01/2008 to 12/31/2008...........  $11.47337    $ 6.40005            0
   01/01/2009 to 12/31/2009...........  $ 6.40005    $ 8.22241        6,687
   01/01/2010 to 12/31/2010...........  $ 8.22241    $ 9.74903        6,413
   01/01/2011 to 12/31/2011...........  $ 9.74903    $ 9.56442        5,154
   01/01/2012 to 12/31/2012...........  $ 9.56442    $10.63120       48,310
   01/01/2013 to 12/31/2013...........  $10.63120    $14.37959       35,153
   01/01/2014 to 12/31/2014...........  $14.37959    $15.74482       73,599
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.02439    $10.32185            0
   01/01/2008 to 12/31/2008...........  $10.32185    $ 7.84324            0
   01/01/2009 to 12/31/2009...........  $ 7.84324    $10.45274        5,287
   01/01/2010 to 12/31/2010...........  $10.45274    $11.73757        4,794
   01/01/2011 to 12/31/2011...........  $11.73757    $12.80336        8,496
   01/01/2012 to 12/31/2012...........  $12.80336    $13.42818       77,961
   01/01/2013 to 12/31/2013...........  $13.42818    $13.02931       83,091
   01/01/2014 to 12/31/2014...........  $13.02931    $13.72449       85,991
AST MFS GLOBAL EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11667    $10.95164            0
   01/01/2008 to 12/31/2008...........  $10.95164    $ 7.15759        1,243
   01/01/2009 to 12/31/2009...........  $ 7.15759    $ 9.31966       15,605
   01/01/2010 to 12/31/2010...........  $ 9.31966    $10.33903       12,339
   01/01/2011 to 12/31/2011...........  $10.33903    $ 9.91614       18,473
   01/01/2012 to 12/31/2012...........  $ 9.91614    $12.08368       28,565
   01/01/2013 to 12/31/2013...........  $12.08368    $15.27018       35,474
   01/01/2014 to 12/31/2014...........  $15.27018    $15.66783       48,968

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10694    $11.59267            0
   01/01/2008 to 12/31/2008...........  $11.59267    $ 7.31108          440
   01/01/2009 to 12/31/2009...........  $ 7.31108    $ 8.99798        3,010
   01/01/2010 to 12/31/2010...........  $ 8.99798    $10.04775        2,559
   01/01/2011 to 12/31/2011...........  $10.04775    $ 9.88927        3,386
   01/01/2012 to 12/31/2012...........  $ 9.88927    $11.46400        5,224
   01/01/2013 to 12/31/2013...........  $11.46400    $15.51686       16,702
   01/01/2014 to 12/31/2014...........  $15.51686    $16.70138       32,940
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99918    $10.22213            0
   01/01/2013 to 12/31/2013...........  $10.22213    $13.61300            0
   01/01/2014 to 12/31/2014...........  $13.61300    $14.85534            0
AST MID-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10574    $10.11084            0
   01/01/2008 to 12/31/2008...........  $10.11084    $ 6.19415            0
   01/01/2009 to 12/31/2009...........  $ 6.19415    $ 8.51751            0
   01/01/2010 to 12/31/2010...........  $ 8.51751    $10.42410            0
   01/01/2011 to 12/31/2011...........  $10.42410    $ 9.96483          972
   01/01/2012 to 12/31/2012...........  $ 9.96483    $11.68256        7,983
   01/01/2013 to 12/31/2013...........  $11.68256    $15.31633        5,233
   01/01/2014 to 12/31/2014...........  $15.31633    $17.43481        8,434
AST MONEY MARKET PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.00052    $10.29973            0
   01/01/2008 to 12/31/2008...........  $10.29973    $10.45357       10,390
   01/01/2009 to 12/31/2009...........  $10.45357    $10.37528        8,118
   01/01/2010 to 12/31/2010...........  $10.37528    $10.27485       23,603
   01/01/2011 to 12/31/2011...........  $10.27485    $10.17598       28,226
   01/01/2012 to 12/31/2012...........  $10.17598    $10.07626      137,020
   01/01/2013 to 12/31/2013...........  $10.07626    $ 9.97714      122,291
   01/01/2014 to 12/31/2014...........  $ 9.97714    $ 9.87852      250,708
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.13369    $10.25701        2,202
   01/01/2008 to 12/31/2008...........  $10.25701    $ 5.86395        1,930
   01/01/2009 to 12/31/2009...........  $ 5.86395    $ 8.16575       10,813
   01/01/2010 to 12/31/2010...........  $ 8.16575    $ 9.97960       10,171
   01/01/2011 to 12/31/2011...........  $ 9.97960    $ 9.63540       10,393
   01/01/2012 to 12/31/2012...........  $ 9.63540    $11.17393       15,841
   01/01/2013 to 12/31/2013...........  $11.17393    $15.71072       36,628
   01/01/2014 to 12/31/2014...........  $15.71072    $17.77178       44,348
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11565    $11.82260            0
   01/01/2008 to 12/31/2008...........  $11.82260    $ 6.65075            0
   01/01/2009 to 12/31/2009...........  $ 6.65075    $ 8.54648            0
   01/01/2010 to 12/31/2010...........  $ 8.54648    $10.88845            0
   01/01/2011 to 12/31/2011...........  $10.88845    $10.96268          424
   01/01/2012 to 12/31/2012...........  $10.96268    $12.19821       16,652
   01/01/2013 to 12/31/2013...........  $12.19821    $16.01598       17,613
   01/01/2014 to 12/31/2014...........  $16.01598    $17.11635       24,756
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12073    $11.75209            0
   01/01/2008 to 12/31/2008...........  $11.75209    $ 6.68601            0
   01/01/2009 to 12/31/2009...........  $ 6.68601    $ 8.11354          149
   01/01/2010 to 12/31/2010...........  $ 8.11354    $ 9.66127          139
   01/01/2011 to 04/29/2011...........  $ 9.66127    $10.86028            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99918    $10.37057       16,117
   01/01/2013 to 12/31/2013...........  $10.37057    $12.20998        8,126
   01/01/2014 to 12/31/2014...........  $12.20998    $12.71038       13,083
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10192    $ 5.59093            0
   01/01/2009 to 12/31/2009...........  $ 5.59093    $ 9.21761          129
   01/01/2010 to 12/31/2010...........  $ 9.21761    $11.15868          125
   01/01/2011 to 12/31/2011...........  $11.15868    $ 8.80869        2,616
   01/01/2012 to 12/31/2012...........  $ 8.80869    $10.28504        3,295
   01/01/2013 to 12/31/2013...........  $10.28504    $10.20593       18,822
   01/01/2014 to 12/31/2014...........  $10.20593    $ 9.63174       22,153
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.99034    $10.47408        6,233
   01/01/2008 to 12/31/2008...........  $10.47408    $10.48603        6,071
   01/01/2009 to 12/31/2009...........  $10.48603    $11.44430       46,373
   01/01/2010 to 12/31/2010...........  $11.44430    $11.77276       96,945
   01/01/2011 to 12/31/2011...........  $11.77276    $11.91843      101,716
   01/01/2012 to 12/31/2012...........  $11.91843    $12.35443       57,567
   01/01/2013 to 12/31/2013...........  $12.35443    $11.96593       61,513
   01/01/2014 to 12/31/2014...........  $11.96593    $11.83586       56,087
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.99058    $10.56075            0
   01/01/2008 to 12/31/2008...........  $10.56075    $10.21988        1,836
   01/01/2009 to 12/31/2009...........  $10.21988    $11.79093       23,401
   01/01/2010 to 12/31/2010...........  $11.79093    $12.57524       35,839
   01/01/2011 to 12/31/2011...........  $12.57524    $12.84647       42,310
   01/01/2012 to 12/31/2012...........  $12.84647    $13.90489      141,041
   01/01/2013 to 12/31/2013...........  $13.90489    $13.51422      157,940
   01/01/2014 to 12/31/2014...........  $13.51422    $13.94662      156,494
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.04514    $10.75670            0
   01/01/2008 to 12/31/2008...........  $10.75670    $ 8.57497       34,793
   01/01/2009 to 12/31/2009...........  $ 8.57497    $10.19125       87,454
   01/01/2010 to 12/31/2010...........  $10.19125    $11.15697      108,923
   01/01/2011 to 12/31/2011...........  $11.15697    $11.15675      207,615
   01/01/2012 to 12/31/2012...........  $11.15675    $12.19226      449,309
   01/01/2013 to 12/31/2013...........  $12.19226    $13.18351      433,397
   01/01/2014 to 12/31/2014...........  $13.18351    $13.80684      626,045
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10404    $11.19117          469
   01/01/2008 to 12/31/2008...........  $11.19117    $ 6.56949          393
   01/01/2009 to 12/31/2009...........  $ 6.56949    $ 8.19394       29,491
   01/01/2010 to 12/31/2010...........  $ 8.19394    $ 9.65573       34,201
   01/01/2011 to 12/31/2011...........  $ 9.65573    $ 8.96603       49,820
   01/01/2012 to 12/31/2012...........  $ 8.96603    $10.02421       61,112
   01/01/2013 to 12/31/2013...........  $10.02421    $11.61472       94,352
   01/01/2014 to 12/31/2014...........  $11.61472    $12.55744      195,413
AST QMA US EQUITY ALPHA PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11188    $10.37151            0
   01/01/2008 to 12/31/2008...........  $10.37151    $ 6.29304            0
   01/01/2009 to 12/31/2009...........  $ 6.29304    $ 7.59041            0
   01/01/2010 to 12/31/2010...........  $ 7.59041    $ 8.64622            0
   01/01/2011 to 12/31/2011...........  $ 8.64622    $ 8.85664          491
   01/01/2012 to 12/31/2012...........  $ 8.85664    $10.41779        1,912
   01/01/2013 to 12/31/2013...........  $10.41779    $13.65949        8,717
   01/01/2014 to 12/31/2014...........  $13.65949    $15.85219       20,322

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99918    $ 8.93992            0
   01/01/2012 to 12/31/2012...........  $ 8.93992    $10.01604       21,087
   01/01/2013 to 12/31/2013...........  $10.01604    $12.13798       25,309
   01/01/2014 to 12/31/2014...........  $12.13798    $12.79898       15,325
AST RCM WORLD TRENDS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08128    $ 7.37971            0
   01/01/2009 to 12/31/2009...........  $ 7.37971    $ 9.01552            0
   01/01/2010 to 12/31/2010...........  $ 9.01552    $ 9.99007            0
   01/01/2011 to 12/31/2011...........  $ 9.99007    $ 9.71160        5,942
   01/01/2012 to 12/31/2012...........  $ 9.71160    $10.60403       50,477
   01/01/2013 to 12/31/2013...........  $10.60403    $11.80510       62,149
   01/01/2014 to 12/31/2014...........  $11.80510    $12.28896       69,809
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09946    $ 6.72784            0
   01/01/2009 to 12/31/2009...........  $ 6.72784    $ 8.44981            0
   01/01/2010 to 12/31/2010...........  $ 8.44981    $ 9.56609            0
   01/01/2011 to 12/31/2011...........  $ 9.56609    $ 9.24529       24,558
   01/01/2012 to 12/31/2012...........  $ 9.24529    $10.60940       48,336
   01/01/2013 to 12/31/2013...........  $10.60940    $12.40140       76,556
   01/01/2014 to 12/31/2014...........  $12.40140    $12.94564      113,063
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07291    $10.87140        1,400
   01/01/2008 to 12/31/2008...........  $10.87140    $ 7.51399        1,359
   01/01/2009 to 12/31/2009...........  $ 7.51399    $ 9.47895        9,547
   01/01/2010 to 12/31/2010...........  $ 9.47895    $10.49368       18,919
   01/01/2011 to 12/31/2011...........  $10.49368    $10.03860       22,204
   01/01/2012 to 12/31/2012...........  $10.03860    $11.04609       46,234
   01/01/2013 to 12/31/2013...........  $11.04609    $12.51162       60,754
   01/01/2014 to 12/31/2014...........  $12.51162    $12.76388       78,261
AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10254    $10.91958            0
   01/01/2008 to 12/31/2008...........  $10.91958    $ 6.04442            0
   01/01/2009 to 12/31/2009...........  $ 6.04442    $ 7.93932        3,166
   01/01/2010 to 12/31/2010...........  $ 7.93932    $10.41905        2,949
   01/01/2011 to 12/31/2011...........  $10.41905    $ 8.96343        2,264
   01/01/2012 to 12/31/2012...........  $ 8.96343    $10.65604        9,161
   01/01/2013 to 12/31/2013...........  $10.65604    $14.85632       15,705
   01/01/2014 to 12/31/2014...........  $14.85632    $15.43593       19,852
AST SMALL-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09716    $10.46802            0
   01/01/2008 to 12/31/2008...........  $10.46802    $ 6.73693            0
   01/01/2009 to 12/31/2009...........  $ 6.73693    $ 8.93194            0
   01/01/2010 to 12/31/2010...........  $ 8.93194    $12.06406            0
   01/01/2011 to 12/31/2011...........  $12.06406    $11.82778          819
   01/01/2012 to 12/31/2012...........  $11.82778    $13.13644        5,376
   01/01/2013 to 12/31/2013...........  $13.13644    $17.58113       12,287
   01/01/2014 to 12/31/2014...........  $17.58113    $18.07191       13,769
AST SMALL-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11095    $ 9.43656        1,552
   01/01/2008 to 12/31/2008...........  $ 9.43656    $ 6.56669            0
   01/01/2009 to 12/31/2009...........  $ 6.56669    $ 8.25723            0
   01/01/2010 to 12/31/2010...........  $ 8.25723    $10.30053            0
   01/01/2011 to 12/31/2011...........  $10.30053    $ 9.58913          680
   01/01/2012 to 12/31/2012...........  $ 9.58913    $11.21832        7,416
   01/01/2013 to 12/31/2013...........  $11.21832    $15.26149       17,249
   01/01/2014 to 12/31/2014...........  $15.26149    $15.90635       18,760

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.06740    $10.57860          492
   01/01/2008 to 12/31/2008...........  $10.57860    $ 7.75653       39,334
   01/01/2009 to 12/31/2009...........  $ 7.75653    $ 9.53361       42,393
   01/01/2010 to 12/31/2010...........  $ 9.53361    $10.52807       33,991
   01/01/2011 to 12/31/2011...........  $10.52807    $10.63067       60,944
   01/01/2012 to 12/31/2012...........  $10.63067    $11.94592      170,982
   01/01/2013 to 12/31/2013...........  $11.94592    $13.81861      463,674
   01/01/2014 to 12/31/2014...........  $13.81861    $14.48626      626,426
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11700    $ 9.82815        5,487
   01/01/2008 to 12/31/2008...........  $ 9.82815    $ 5.65507        5,921
   01/01/2009 to 12/31/2009...........  $ 5.65507    $ 6.93144        5,658
   01/01/2010 to 12/31/2010...........  $ 6.93144    $ 7.77169        5,028
   01/01/2011 to 12/31/2011...........  $ 7.77169    $ 7.56873        6,045
   01/01/2012 to 12/31/2012...........  $ 7.56873    $ 8.78643       21,212
   01/01/2013 to 12/31/2013...........  $ 8.78643    $11.28190       43,112
   01/01/2014 to 12/31/2014...........  $11.28190    $12.00433      101,261
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.08361    $10.93976            0
   01/01/2008 to 12/31/2008...........  $10.93976    $ 6.43744        1,333
   01/01/2009 to 12/31/2009...........  $ 6.43744    $ 9.77555        3,241
   01/01/2010 to 12/31/2010...........  $ 9.77555    $11.20897        3,920
   01/01/2011 to 12/31/2011...........  $11.20897    $10.91000        4,699
   01/01/2012 to 12/31/2012...........  $10.91000    $12.70117       19,767
   01/01/2013 to 12/31/2013...........  $12.70117    $18.11188       40,364
   01/01/2014 to 12/31/2014...........  $18.11188    $19.42910       54,961
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.17958    $13.94064            0
   01/01/2008 to 12/31/2008...........  $13.94064    $ 6.90317        6,773
   01/01/2009 to 12/31/2009...........  $ 6.90317    $10.20784       15,445
   01/01/2010 to 12/31/2010...........  $10.20784    $12.17409       13,337
   01/01/2011 to 12/31/2011...........  $12.17409    $10.25550       19,083
   01/01/2012 to 12/31/2012...........  $10.25550    $10.52125       16,869
   01/01/2013 to 12/31/2013...........  $10.52125    $12.01930       30,337
   01/01/2014 to 12/31/2014...........  $12.01930    $10.90540       40,792
AST TEMPLETON GLOBAL BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.98213    $10.73003            0
   01/01/2008 to 12/31/2008...........  $10.73003    $10.36499        3,077
   01/01/2009 to 12/31/2009...........  $10.36499    $11.50569       10,277
   01/01/2010 to 12/31/2010...........  $11.50569    $12.04612       11,386
   01/01/2011 to 12/31/2011...........  $12.04612    $12.41886       12,041
   01/01/2012 to 12/31/2012...........  $12.41886    $12.93840       11,281
   01/01/2013 to 12/31/2013...........  $12.93840    $12.32953       16,494
   01/01/2014 to 12/31/2014...........  $12.32953    $12.27550       29,219
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12210    $11.05096        1,576
   01/01/2008 to 12/31/2008...........  $11.05096    $ 6.31035        3,962
   01/01/2009 to 12/31/2009...........  $ 6.31035    $ 8.02421       13,667
   01/01/2010 to 12/31/2010...........  $ 8.02421    $ 9.10752       13,459
   01/01/2011 to 12/31/2011...........  $ 9.10752    $ 8.70580       20,325
   01/01/2012 to 12/31/2012...........  $ 8.70580    $ 9.56832       21,025
   01/01/2013 to 12/31/2013...........  $ 9.56832    $11.41596       32,813
   01/01/2014 to 12/31/2014...........  $11.41596    $11.92516       51,705

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99918    $ 9.98774            0
   01/01/2008 to 12/31/2008...........  $ 9.98774    $ 9.37351            0
   01/01/2009 to 12/31/2009...........  $ 9.37351    $10.35999        3,687
   01/01/2010 to 12/31/2010...........  $10.35999    $11.05727        3,593
   01/01/2011 to 12/31/2011...........  $11.05727    $11.60740        6,542
   01/01/2012 to 12/31/2012...........  $11.60740    $12.39484       37,608
   01/01/2013 to 12/31/2013...........  $12.39484    $12.08896       36,684
   01/01/2014 to 12/31/2014...........  $12.08896    $12.83064       48,572
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07829    $ 6.67267        5,683
   01/01/2009 to 12/31/2009...........  $ 6.67267    $ 8.59292        9,582
   01/01/2010 to 12/31/2010...........  $ 8.59292    $ 9.37902        8,610
   01/01/2011 to 12/31/2011...........  $ 9.37902    $ 9.13111       22,166
   01/01/2012 to 09/21/2012...........  $ 9.13111    $10.27970            0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08917    $ 7.70553            0
   01/01/2009 to 12/31/2009...........  $ 7.70553    $ 9.27464            0
   01/01/2010 to 12/31/2010...........  $ 9.27464    $10.77702            0
   01/01/2011 to 12/31/2011...........  $10.77702    $11.41163            0
   01/01/2012 to 12/31/2012...........  $11.41163    $12.52542            0
   01/01/2013 to 12/31/2013...........  $12.52542    $15.92981            0
   01/01/2014 to 12/31/2014...........  $15.92981    $17.38524            0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008..........  $10.26818    $ 7.07373            0
   01/01/2009 to 12/31/2009...........  $ 7.07373    $ 9.16112            0
   01/01/2010 to 12/31/2010...........  $ 9.16112    $11.01058            0
   01/01/2011 to 12/31/2011...........  $11.01058    $11.50124            0
   01/01/2012 to 12/31/2012...........  $11.50124    $13.90370            0
   01/01/2013 to 12/31/2013...........  $13.90370    $19.25448            0
   01/01/2014 to 12/31/2014...........  $19.25448    $21.43942            0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008..........  $10.38588    $ 5.29555            0
   01/01/2009 to 12/31/2009...........  $ 5.29555    $ 6.03013            0
   01/01/2010 to 12/31/2010...........  $ 6.03013    $ 6.62309            0
   01/01/2011 to 12/31/2011...........  $ 6.62309    $ 5.65050            0
   01/01/2012 to 12/31/2012...........  $ 5.65050    $ 6.97796            0
   01/01/2013 to 12/31/2013...........  $ 6.97796    $ 9.12506            0
   01/01/2014 to 12/31/2014...........  $ 9.12506    $10.20171            0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008..........  $10.15210    $ 8.37319            0
   01/01/2009 to 12/31/2009...........  $ 8.37319    $ 9.91149            0
   01/01/2010 to 12/31/2010...........  $ 9.91149    $10.09243            0
   01/01/2011 to 12/31/2011...........  $10.09243    $11.00309            0
   01/01/2012 to 12/31/2012...........  $11.00309    $12.79004            0
   01/01/2013 to 12/31/2013...........  $12.79004    $17.69808            0
   01/01/2014 to 12/31/2014...........  $17.69808    $21.67562            0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008..........  $10.16561    $ 6.12389            0
   01/01/2009 to 12/31/2009...........  $ 6.12389    $ 7.52435            0
   01/01/2010 to 12/31/2010...........  $ 7.52435    $ 9.21904            0
   01/01/2011 to 12/31/2011...........  $ 9.21904    $ 8.96504            0
   01/01/2012 to 12/31/2012...........  $ 8.96504    $10.27851            0
   01/01/2013 to 12/31/2013...........  $10.27851    $14.06311            0
   01/01/2014 to 12/31/2014...........  $14.06311    $14.70051            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11084    $ 6.74627         0
   01/01/2009 to 12/31/2009...........  $ 6.74627    $ 8.66550         0
   01/01/2010 to 12/31/2010...........  $ 8.66550    $ 9.71085         0
   01/01/2011 to 12/31/2011...........  $ 9.71085    $ 9.91574         0
   01/01/2012 to 12/31/2012...........  $ 9.91574    $11.06599         0
   01/01/2013 to 12/31/2013...........  $11.06599    $14.31622         0
   01/01/2014 to 12/31/2014...........  $14.31622    $16.00687         0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.24162    $ 6.29952         0
   01/01/2009 to 12/31/2009...........  $ 6.29952    $ 7.45124         0
   01/01/2010 to 12/31/2010...........  $ 7.45124    $ 8.32879         0
   01/01/2011 to 12/31/2011...........  $ 8.32879    $ 8.14102         0
   01/01/2012 to 12/31/2012...........  $ 8.14102    $ 9.30332         0
   01/01/2013 to 12/31/2013...........  $ 9.30332    $11.96473         0
   01/01/2014 to 12/31/2014...........  $11.96473    $13.08709         0
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.07261    $ 6.22719         0
   01/01/2009 to 12/31/2009...........  $ 6.22719    $ 8.52806         0
   01/01/2010 to 12/31/2010...........  $ 8.52806    $10.84313         0
   01/01/2011 to 12/31/2011...........  $10.84313    $10.42521         0
   01/01/2012 to 12/31/2012...........  $10.42521    $11.90950         0
   01/01/2013 to 12/31/2013...........  $11.90950    $15.39102         0
   01/01/2014 to 12/31/2014...........  $15.39102    $16.13643         0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.18859    $ 6.49281         0
   01/01/2009 to 12/31/2009...........  $ 6.49281    $ 8.41316         0
   01/01/2010 to 12/31/2010...........  $ 8.41316    $10.03332         0
   01/01/2011 to 12/31/2011...........  $10.03332    $ 9.54428         0
   01/01/2012 to 12/31/2012...........  $ 9.54428    $11.01497         0
   01/01/2013 to 12/31/2013...........  $11.01497    $14.41314         0
   01/01/2014 to 12/31/2014...........  $14.41314    $15.72393         0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008..........  $10.25909    $ 5.54281         0
   01/01/2009 to 12/31/2009...........  $ 5.54281    $ 7.01899         0
   01/01/2010 to 12/31/2010...........  $ 7.01899    $ 8.66541         0
   01/01/2011 to 12/31/2011...........  $ 8.66541    $ 8.98727         0
   01/01/2012 to 12/31/2012...........  $ 8.98727    $10.42615         0
   01/01/2013 to 12/31/2013...........  $10.42615    $10.33250         0
   01/01/2014 to 12/31/2014...........  $10.33250    $12.78950         0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11374    $ 6.83982         0
   01/01/2009 to 12/31/2009...........  $ 6.83982    $ 8.54439         0
   01/01/2010 to 12/31/2010...........  $ 8.54439    $10.63607         0
   01/01/2011 to 12/31/2011...........  $10.63607    $10.66582         0
   01/01/2012 to 12/31/2012...........  $10.66582    $11.87821         0
   01/01/2013 to 12/31/2013...........  $11.87821    $16.51483         0
   01/01/2014 to 12/31/2014...........  $16.51483    $16.70663         0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.22874    $ 7.21085         0
   01/01/2009 to 12/31/2009...........  $ 7.21085    $ 8.59614         0
   01/01/2010 to 12/31/2010...........  $ 8.59614    $10.39230         0
   01/01/2011 to 12/31/2011...........  $10.39230    $ 9.86744         0
   01/01/2012 to 12/31/2012...........  $ 9.86744    $11.34804         0
   01/01/2013 to 12/31/2013...........  $11.34804    $15.46868         0
   01/01/2014 to 12/31/2014...........  $15.46868    $16.20595         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008..........  $10.27831    $ 7.30077         0
   01/01/2009 to 12/31/2009...........  $ 7.30077    $ 7.75761         0
   01/01/2010 to 12/31/2010...........  $ 7.75761    $ 8.88561         0
   01/01/2011 to 12/31/2011...........  $ 8.88561    $ 8.96210         0
   01/01/2012 to 12/31/2012...........  $ 8.96210    $10.33883         0
   01/01/2013 to 12/31/2013...........  $10.33883    $11.47192         0
   01/01/2014 to 12/31/2014...........  $11.47192    $11.42258         0
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008..........  $10.09876    $ 7.24721         0
   01/01/2009 to 12/31/2009...........  $ 7.24721    $ 7.94572         0
   01/01/2010 to 12/31/2010...........  $ 7.94572    $ 8.33515         0
   01/01/2011 to 12/31/2011...........  $ 8.33515    $ 9.69768         0
   01/01/2012 to 12/31/2012...........  $ 9.69768    $ 9.61503         0
   01/01/2013 to 12/31/2013...........  $ 9.61503    $10.78722         0
   01/01/2014 to 12/31/2014...........  $10.78722    $13.44496         0

* Denotes the start date of these sub-accounts

                               PREMIER X SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

              ACCUMULATION UNIT VALUES: WITH ONLY HD GRO (1.90%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.10831    $ 7.87551     1,785,172
   01/01/2009 to 12/31/2009...........  $ 7.87551    $ 9.61124     1,640,143
   01/01/2010 to 12/31/2010...........  $ 9.61124    $10.56057     1,463,422
   01/01/2011 to 12/31/2011...........  $10.56057    $10.08836     1,384,234
   01/01/2012 to 12/31/2012...........  $10.08836    $11.14410     1,249,343
   01/01/2013 to 12/31/2013...........  $11.14410    $12.02719     1,037,203
   01/01/2014 to 12/31/2014...........  $12.02719    $12.25357     1,036,626
AST ADVANCED STRATEGIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.93306    $ 7.87680       484,130
   01/01/2009 to 12/31/2009...........  $ 7.87680    $ 9.75519       535,791
   01/01/2010 to 12/31/2010...........  $ 9.75519    $10.88553       434,823
   01/01/2011 to 12/31/2011...........  $10.88553    $10.69481       440,297
   01/01/2012 to 12/31/2012...........  $10.69481    $11.92762       455,812
   01/01/2013 to 12/31/2013...........  $11.92762    $13.64323       355,779
   01/01/2014 to 12/31/2014...........  $13.64323    $14.20668       390,450
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.74929    $ 7.42411         5,613
   01/01/2009 to 12/31/2009...........  $ 7.42411    $ 8.58067        50,696
   01/01/2010 to 12/31/2010...........  $ 8.58067    $ 9.58667        33,967
   01/01/2011 to 12/31/2011...........  $ 9.58667    $ 9.74413        25,398
   01/01/2012 to 05/04/2012...........  $ 9.74413    $10.57964             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.12432    $ 8.14626       780,685
   01/01/2009 to 12/31/2009...........  $ 8.14626    $ 9.85682       900,823
   01/01/2010 to 12/31/2010...........  $ 9.85682    $10.86424       694,237
   01/01/2011 to 12/31/2011...........  $10.86424    $10.53238       651,831
   01/01/2012 to 12/31/2012...........  $10.53238    $11.62514       606,123
   01/01/2013 to 12/31/2013...........  $11.62514    $13.42168       540,329
   01/01/2014 to 12/31/2014...........  $13.42168    $14.03040       479,010
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99793    $ 9.15301        76,140
   01/01/2012 to 12/31/2012...........  $ 9.15301    $10.05053        77,501
   01/01/2013 to 12/31/2013...........  $10.05053    $10.93367        74,622
   01/01/2014 to 12/31/2014...........  $10.93367    $11.25504        62,910
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99845    $10.48449             0
   01/01/2014 to 12/31/2014...........  $10.48449    $10.65715             0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99897    $ 9.37189             0
   01/01/2010 to 12/31/2010...........  $ 9.37189    $10.16992             0
   01/01/2011 to 12/31/2011...........  $10.16992    $10.94263             0
   01/01/2012 to 12/31/2012...........  $10.94263    $11.18539             0
   01/01/2013 to 12/31/2013...........  $11.18539    $10.90130             0
   01/01/2014 to 12/31/2014...........  $10.90130    $10.74753             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99846    $12.02740       908,730
   01/01/2009 to 12/31/2009...........  $12.02740    $11.08899       916,869
   01/01/2010 to 12/31/2010...........  $11.08899    $12.09943       638,577
   01/01/2011 to 12/31/2011...........  $12.09943    $13.48663       417,534
   01/01/2012 to 12/31/2012...........  $13.48663    $13.99125       309,874
   01/01/2013 to 12/31/2013...........  $13.99125    $13.29882       240,935
   01/01/2014 to 12/31/2014...........  $13.29882    $13.39820       221,283
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99846    $12.09626       612,585
   01/01/2009 to 12/31/2009...........  $12.09626    $10.95660       502,389
   01/01/2010 to 12/31/2010...........  $10.95660    $11.97397       373,713
   01/01/2011 to 12/31/2011...........  $11.97397    $13.62798       248,886
   01/01/2012 to 12/31/2012...........  $13.62798    $14.15708       157,119
   01/01/2013 to 12/31/2013...........  $14.15708    $13.22184       124,785
   01/01/2014 to 12/31/2014...........  $13.22184    $13.52858       119,007
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99897    $ 8.78306        52,681
   01/01/2010 to 12/31/2010...........  $ 8.78306    $ 9.64023       528,085
   01/01/2011 to 12/31/2011...........  $ 9.64023    $11.22759       101,117
   01/01/2012 to 12/31/2012...........  $11.22759    $11.71417         9,380
   01/01/2013 to 12/31/2013...........  $11.71417    $10.74672             0
   01/01/2014 to 12/31/2014...........  $10.74672    $11.19591             0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99794    $11.00110       778,013
   01/01/2011 to 12/31/2011...........  $11.00110    $12.98795       542,945
   01/01/2012 to 12/31/2012...........  $12.98795    $13.61130        65,573
   01/01/2013 to 12/31/2013...........  $13.61130    $12.42241             0
   01/01/2014 to 12/31/2014...........  $12.42241    $13.12714             0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99845    $12.01256       796,652
   01/01/2012 to 12/31/2012...........  $12.01256    $12.47759       808,569
   01/01/2013 to 12/31/2013...........  $12.47759    $11.05160        53,913
   01/01/2014 to 12/31/2014...........  $11.05160    $11.97007        50,596
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99794    $10.39215       645,445
   01/01/2013 to 12/31/2013...........  $10.39215    $ 9.15827     1,789,579
   01/01/2014 to 12/31/2014...........  $ 9.15827    $10.12164       731,314
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........  $ 9.99897    $ 8.74369     1,232,761
   01/01/2014 to 12/31/2014...........  $ 8.74369    $ 9.83272       732,327
AST BOND PORTFOLIO 2025
   01/02/2014* to 12/31/2014..........  $ 9.99897    $11.29546       491,888
AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14522    $10.29744             0
   01/01/2010 to 12/31/2010...........  $10.29744    $11.49224             0
   01/01/2011 to 12/31/2011...........  $11.49224    $10.61596             0
   01/01/2012 to 12/31/2012...........  $10.61596    $11.79636             0
   01/01/2013 to 12/31/2013...........  $11.79636    $15.21484             0
   01/01/2014 to 12/31/2014...........  $15.21484    $16.46394             0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.20053    $ 7.67349     2,229,727
   01/01/2009 to 12/31/2009...........  $ 7.67349    $ 9.43787     2,245,693
   01/01/2010 to 12/31/2010...........  $ 9.43787    $10.50081     2,023,526
   01/01/2011 to 12/31/2011...........  $10.50081    $10.05525     1,946,932
   01/01/2012 to 12/31/2012...........  $10.05525    $11.22171     1,857,703
   01/01/2013 to 12/31/2013...........  $11.22171    $13.51022     1,643,119
   01/01/2014 to 12/31/2014...........  $13.51022    $14.18572     1,688,117

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99845    $11.64134            0
   01/01/2014 to 12/31/2014...........  $11.64134    $12.97911            0
AST COHEN & STEERS REALTY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $12.67848    $ 8.05893        9,851
   01/01/2009 to 12/31/2009...........  $ 8.05893    $10.43374        8,691
   01/01/2010 to 12/31/2010...........  $10.43374    $13.17714        3,507
   01/01/2011 to 12/31/2011...........  $13.17714    $13.78398        3,870
   01/01/2012 to 12/31/2012...........  $13.78398    $15.60270        5,097
   01/01/2013 to 12/31/2013...........  $15.60270    $15.79154          984
   01/01/2014 to 12/31/2014...........  $15.79154    $20.28799        1,745
AST DEAM SMALL-CAP VALUE PORTFOLIO
   01/28/2008 to 07/18/2008...........  $ 8.89974    $ 8.69104            0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99845    $ 9.67493       11,768
   01/01/2014 to 12/31/2014...........  $ 9.67493    $ 9.97893       10,859
AST FI PYRAMIS QUANTITATIVE PORTFOLIO
FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.73109    $ 7.23357      379,589
   01/01/2009 to 12/31/2009...........  $ 7.23357    $ 8.79176      378,198
   01/01/2010 to 12/31/2010...........  $ 8.79176    $ 9.86717      341,078
   01/01/2011 to 12/31/2011...........  $ 9.86717    $ 9.53771      337,060
   01/01/2012 to 12/31/2012...........  $ 9.53771    $10.35497      285,270
   01/01/2013 to 12/31/2013...........  $10.35497    $11.66190      234,210
   01/01/2014 to 12/31/2014...........  $11.66190    $11.80502      220,377
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10354    $ 7.49581       15,170
   01/01/2009 to 12/31/2009...........  $ 7.49581    $ 8.91773       61,566
   01/01/2010 to 12/31/2010...........  $ 8.91773    $ 9.91745       36,229
   01/01/2011 to 12/31/2011...........  $ 9.91745    $ 9.49220       35,462
   01/01/2012 to 12/31/2012...........  $ 9.49220    $10.58502       41,888
   01/01/2013 to 12/31/2013...........  $10.58502    $12.38466       17,105
   01/01/2014 to 12/31/2014...........  $12.38466    $12.84883       42,162
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99846    $ 7.46564       13,054
   01/01/2009 to 11/13/2009...........  $ 7.46564    $ 8.33415            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99846    $10.73228       86,013
   01/01/2013 to 12/31/2013...........  $10.73228    $13.10969       65,316
   01/01/2014 to 12/31/2014...........  $13.10969    $13.27400       55,383
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99845    $10.80048            0
   01/01/2014 to 12/31/2014...........  $10.80048    $10.87035          127
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17514    $ 6.10747        2,748
   01/01/2009 to 12/31/2009...........  $ 6.10747    $ 8.09735        2,393
   01/01/2010 to 12/31/2010...........  $ 8.09735    $ 9.55158          790
   01/01/2011 to 12/31/2011...........  $ 9.55158    $ 8.90131        1,108
   01/01/2012 to 12/31/2012...........  $ 8.90131    $11.07650        1,022
   01/01/2013 to 12/31/2013...........  $11.07650    $11.34251          273
   01/01/2014 to 12/31/2014...........  $11.34251    $12.68089          594
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.58981    $ 7.59977        3,911
   01/01/2009 to 12/31/2009...........  $ 7.59977    $11.14229       10,548
   01/01/2010 to 12/31/2010...........  $11.14229    $12.05954        7,145
   01/01/2011 to 12/31/2011...........  $12.05954    $11.36664        3,942
   01/01/2012 to 12/31/2012...........  $11.36664    $13.35906        3,761
   01/01/2013 to 12/31/2013...........  $13.35906    $17.00888        1,347
   01/01/2014 to 02/07/2014...........  $17.00888    $16.72906            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.27778    $ 7.08000        5,343
   01/01/2009 to 12/31/2009...........  $ 7.08000    $ 8.28115       30,196
   01/01/2010 to 12/31/2010...........  $ 8.28115    $ 9.17397       15,172
   01/01/2011 to 12/31/2011...........  $ 9.17397    $ 8.50626        7,106
   01/01/2012 to 12/31/2012...........  $ 8.50626    $ 9.98923        5,872
   01/01/2013 to 12/31/2013...........  $ 9.98923    $13.09110        2,585
   01/01/2014 to 12/31/2014...........  $13.09110    $14.53422        3,992
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.64707    $ 7.49295        9,127
   01/01/2009 to 12/31/2009...........  $ 7.49295    $11.55150       13,822
   01/01/2010 to 12/31/2010...........  $11.55150    $13.58365        7,756
   01/01/2011 to 12/31/2011...........  $13.58365    $12.93390        7,709
   01/01/2012 to 12/31/2012...........  $12.93390    $15.18202       10,353
   01/01/2013 to 12/31/2013...........  $15.18202    $19.69518        4,195
   01/01/2014 to 12/31/2014...........  $19.69518    $21.55589        7,853
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08922    $ 7.60464       49,973
   01/01/2009 to 12/31/2009...........  $ 7.60464    $ 9.20795      113,191
   01/01/2010 to 12/31/2010...........  $ 9.20795    $10.08437       82,518
   01/01/2011 to 12/31/2011...........  $10.08437    $ 9.84640       80,266
   01/01/2012 to 12/31/2012...........  $ 9.84640    $10.64133       95,403
   01/01/2013 to 12/31/2013...........  $10.64133    $11.46849       23,556
   01/01/2014 to 12/31/2014...........  $11.46849    $11.70945       31,759
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03334    $ 7.63187        5,133
   01/01/2009 to 12/31/2009...........  $ 7.63187    $ 9.50032        8,060
   01/01/2010 to 12/31/2010...........  $ 9.50032    $11.81873        5,086
   01/01/2011 to 12/31/2011...........  $11.81873    $11.74963        5,080
   01/01/2012 to 12/31/2012...........  $11.74963    $13.33932        5,571
   01/01/2013 to 12/31/2013...........  $13.33932    $18.17136        2,491
   01/01/2014 to 12/31/2014...........  $18.17136    $19.11607        3,937
AST HERNDON LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.85899    $ 7.80431        2,713
   01/01/2009 to 12/31/2009...........  $ 7.80431    $ 9.05722        4,853
   01/01/2010 to 12/31/2010...........  $ 9.05722    $ 9.99424        4,901
   01/01/2011 to 12/31/2011...........  $ 9.99424    $ 9.75979        5,672
   01/01/2012 to 12/31/2012...........  $ 9.75979    $10.86104        5,536
   01/01/2013 to 12/31/2013...........  $10.86104    $14.34953        1,701
   01/01/2014 to 12/31/2014...........  $14.34953    $14.30135        3,467
AST HIGH YIELD PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.60336    $ 7.82946        1,151
   01/01/2009 to 12/31/2009...........  $ 7.82946    $10.41539       49,084
   01/01/2010 to 12/31/2010...........  $10.41539    $11.60106       33,309
   01/01/2011 to 12/31/2011...........  $11.60106    $11.74628       21,046
   01/01/2012 to 12/31/2012...........  $11.74628    $13.12633       24,311
   01/01/2013 to 12/31/2013...........  $13.12633    $13.80651       11,540
   01/01/2014 to 12/31/2014...........  $13.80651    $13.89564       19,104
AST INTERNATIONAL GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.02859    $ 6.04263        1,782
   01/01/2009 to 12/31/2009...........  $ 6.04263    $ 8.02258       13,561
   01/01/2010 to 12/31/2010...........  $ 8.02258    $ 9.01442        7,898
   01/01/2011 to 12/31/2011...........  $ 9.01442    $ 7.70310        8,637
   01/01/2012 to 12/31/2012...........  $ 7.70310    $ 9.09880        8,392
   01/01/2013 to 12/31/2013...........  $ 9.09880    $10.63067        2,961
   01/01/2014 to 12/31/2014...........  $10.63067    $ 9.85596        5,345

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.20103    $ 6.89463       10,844
   01/01/2009 to 12/31/2009...........  $ 6.89463    $ 8.82960       22,418
   01/01/2010 to 12/31/2010...........  $ 8.82960    $ 9.62539       16,474
   01/01/2011 to 12/31/2011...........  $ 9.62539    $ 8.26071       16,303
   01/01/2012 to 12/31/2012...........  $ 8.26071    $ 9.45839       15,360
   01/01/2013 to 12/31/2013...........  $ 9.45839    $11.08897        5,818
   01/01/2014 to 12/31/2014...........  $11.08897    $10.15269       11,324
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........  $ 9.99846    $10.71068       24,477
   01/01/2009 to 12/31/2009...........  $10.71068    $11.69915       14,887
   01/01/2010 to 12/31/2010...........  $11.69915    $12.72222       11,223
   01/01/2011 to 12/31/2011...........  $12.72222    $14.03915       16,098
   01/01/2012 to 12/31/2012...........  $14.03915    $15.07214       13,637
   01/01/2013 to 12/31/2013...........  $15.07214    $14.32043       13,734
   01/01/2014 to 12/31/2014...........  $14.32043    $14.99915       14,274
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11173    $ 7.12925       38,557
   01/01/2009 to 12/31/2009...........  $ 7.12925    $ 8.86201       99,298
   01/01/2010 to 12/31/2010...........  $ 8.86201    $ 9.89847       78,485
   01/01/2011 to 12/31/2011...........  $ 9.89847    $ 9.65878       61,451
   01/01/2012 to 12/31/2012...........  $ 9.65878    $10.76599       59,132
   01/01/2013 to 12/31/2013...........  $10.76599    $12.28543       20,383
   01/01/2014 to 12/31/2014...........  $12.28543    $12.82372       53,243
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $12.49570    $ 7.91534        6,935
   01/01/2009 to 12/31/2009...........  $ 7.91534    $10.55484        9,198
   01/01/2010 to 12/31/2010...........  $10.55484    $11.10084        6,600
   01/01/2011 to 12/31/2011...........  $11.10084    $ 9.89724        7,745
   01/01/2012 to 12/31/2012...........  $ 9.89724    $11.84030        9,100
   01/01/2013 to 12/31/2013...........  $11.84030    $13.40435        2,317
   01/01/2014 to 12/31/2014...........  $13.40435    $12.31706        5,084
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.84545    $ 9.35251      273,549
   01/01/2009 to 12/31/2009...........  $ 9.35251    $11.19913      328,421
   01/01/2010 to 12/31/2010...........  $11.19913    $11.79468      251,199
   01/01/2011 to 12/31/2011...........  $11.79468    $11.60212      252,094
   01/01/2012 to 12/31/2012...........  $11.60212    $12.60601      248,049
   01/01/2013 to 12/31/2013...........  $12.60601    $13.73586      186,683
   01/01/2014 to 12/31/2014...........  $13.73586    $14.21417      215,741
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08384    $10.28767            0
   01/01/2010 to 12/31/2010...........  $10.28767    $11.23842        1,490
   01/01/2011 to 12/31/2011...........  $11.23842    $11.10228            0
   01/01/2012 to 12/31/2012...........  $11.10228    $12.54958            0
   01/01/2013 to 12/31/2013...........  $12.54958    $16.81014            0
   01/01/2014 to 12/31/2014...........  $16.81014    $18.06453            0
AST LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.02952    $ 6.69520        1,581
   01/01/2009 to 12/31/2009...........  $ 6.69520    $ 7.84723       14,755
   01/01/2010 to 12/31/2010...........  $ 7.84723    $ 8.71427       10,313
   01/01/2011 to 12/31/2011...........  $ 8.71427    $ 8.19415        8,564
   01/01/2012 to 12/31/2012...........  $ 8.19415    $ 9.39903        8,999
   01/01/2013 to 12/31/2013...........  $ 9.39903    $12.90063        4,242
   01/01/2014 to 12/31/2014...........  $12.90063    $14.40039        6,575

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.61993    $ 7.14281       15,581
   01/01/2009 to 12/31/2009...........  $ 7.14281    $ 9.09565       56,039
   01/01/2010 to 12/31/2010...........  $ 9.09565    $10.68915       33,904
   01/01/2011 to 12/31/2011...........  $10.68915    $10.39424       22,708
   01/01/2012 to 12/31/2012...........  $10.39424    $11.45130       28,171
   01/01/2013 to 12/31/2013...........  $11.45130    $15.35214       12,432
   01/01/2014 to 12/31/2014...........  $15.35214    $16.66134       23,526
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.89281    $ 8.38953        2,464
   01/01/2009 to 12/31/2009...........  $ 8.38953    $11.08201        2,690
   01/01/2010 to 12/31/2010...........  $11.08201    $12.33428        4,006
   01/01/2011 to 12/31/2011...........  $12.33428    $13.33584        1,519
   01/01/2012 to 12/31/2012...........  $13.33584    $13.86283        1,530
   01/01/2013 to 12/31/2013...........  $13.86283    $13.33228          381
   01/01/2014 to 12/31/2014...........  $13.33228    $13.91962          868
AST MFS GLOBAL EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $12.49646    $ 8.87094        3,583
   01/01/2009 to 12/31/2009...........  $ 8.87094    $11.44852        7,611
   01/01/2010 to 12/31/2010...........  $11.44852    $12.58852        5,988
   01/01/2011 to 12/31/2011...........  $12.58852    $11.96714        4,538
   01/01/2012 to 12/31/2012...........  $11.96714    $14.45384        3,848
   01/01/2013 to 12/31/2013...........  $14.45384    $18.10409        1,453
   01/01/2014 to 12/31/2014...........  $18.10409    $18.41149        2,315
AST MFS GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.92868    $ 8.15973        3,727
   01/01/2009 to 12/31/2009...........  $ 8.15973    $ 9.95377        8,768
   01/01/2010 to 12/31/2010...........  $ 9.95377    $11.01704        6,989
   01/01/2011 to 12/31/2011...........  $11.01704    $10.74757        5,292
   01/01/2012 to 12/31/2012...........  $10.74757    $12.34872        6,391
   01/01/2013 to 12/31/2013...........  $12.34872    $16.56683        2,626
   01/01/2014 to 12/31/2014...........  $16.56683    $17.67384        4,935
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99846    $10.18849            0
   01/01/2013 to 12/31/2013...........  $10.18849    $13.44856            0
   01/01/2014 to 12/31/2014...........  $13.44856    $14.54628            0
AST MID-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.81273    $ 7.09254        1,439
   01/01/2009 to 12/31/2009...........  $ 7.09254    $ 9.66687       28,148
   01/01/2010 to 12/31/2010...........  $ 9.66687    $11.72633       16,543
   01/01/2011 to 12/31/2011...........  $11.72633    $11.11083       11,234
   01/01/2012 to 12/31/2012...........  $11.11083    $12.91074       14,257
   01/01/2013 to 12/31/2013...........  $12.91074    $16.77719        6,841
   01/01/2014 to 12/31/2014...........  $16.77719    $18.92898       10,966
AST MONEY MARKET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.51356    $10.55683       94,326
   01/01/2009 to 12/31/2009...........  $10.55683    $10.38554       54,281
   01/01/2010 to 12/31/2010...........  $10.38554    $10.19444       18,279
   01/01/2011 to 12/31/2011...........  $10.19444    $10.00685       16,458
   01/01/2012 to 12/31/2012...........  $10.00685    $ 9.82027       13,241
   01/01/2013 to 12/31/2013...........  $ 9.82027    $ 9.63721          991
   01/01/2014 to 12/31/2014...........  $ 9.63721    $ 9.45754        2,055

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.84041    $ 6.77336        2,956
   01/01/2009 to 12/31/2009...........  $ 6.77336    $ 9.34880       17,896
   01/01/2010 to 12/31/2010...........  $ 9.34880    $11.32466       14,503
   01/01/2011 to 12/31/2011...........  $11.32466    $10.83771       11,103
   01/01/2012 to 12/31/2012...........  $10.83771    $12.45694       12,217
   01/01/2013 to 12/31/2013...........  $12.45694    $17.36010        5,910
   01/01/2014 to 12/31/2014...........  $17.36010    $19.46415        9,441
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02836    $10.06695            0
   01/01/2012 to 12/31/2012...........  $10.06695    $10.36040            0
   01/01/2013 to 12/31/2013...........  $10.36040    $ 9.87920            0
   01/01/2014 to 12/31/2014...........  $ 9.87920    $10.19441            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $13.39894    $ 8.46708       14,630
   01/01/2009 to 12/31/2009...........  $ 8.46708    $10.78443       42,729
   01/01/2010 to 12/31/2010...........  $10.78443    $13.61848       28,666
   01/01/2011 to 12/31/2011...........  $13.61848    $13.59037       20,588
   01/01/2012 to 12/31/2012...........  $13.59037    $14.98812       23,979
   01/01/2013 to 12/31/2013...........  $14.98812    $19.50534       11,680
   01/01/2014 to 12/31/2014...........  $19.50534    $20.66130       18,895
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.00676    $ 7.14915        4,676
   01/01/2009 to 12/31/2009...........  $ 7.14915    $ 8.59892       16,244
   01/01/2010 to 12/31/2010...........  $ 8.59892    $10.14886       12,972
   01/01/2011 to 04/29/2011...........  $10.14886    $11.37547            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99846    $10.30845       33,604
   01/01/2013 to 12/31/2013...........  $10.30845    $12.02970       16,474
   01/01/2014 to 12/31/2014...........  $12.02970    $12.41205       27,101
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10120    $ 5.56843        1,933
   01/01/2009 to 12/31/2009...........  $ 5.56843    $ 9.09942       16,312
   01/01/2010 to 12/31/2010...........  $ 9.09942    $10.91854        5,348
   01/01/2011 to 12/31/2011...........  $10.91854    $ 8.54304        3,318
   01/01/2012 to 12/31/2012...........  $ 8.54304    $ 9.88663        4,708
   01/01/2013 to 12/31/2013...........  $ 9.88663    $ 9.72394          710
   01/01/2014 to 12/31/2014...........  $ 9.72394    $ 9.09576        1,663
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.01299    $10.63495       19,268
   01/01/2009 to 12/31/2009...........  $10.63495    $11.50428       41,221
   01/01/2010 to 12/31/2010...........  $11.50428    $11.72999       18,507
   01/01/2011 to 12/31/2011...........  $11.72999    $11.77036       19,340
   01/01/2012 to 12/31/2012...........  $11.77036    $12.09290       19,762
   01/01/2013 to 12/31/2013...........  $12.09290    $11.60948          422
   01/01/2014 to 12/31/2014...........  $11.60948    $11.38187          693
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.21660    $10.48811       31,330
   01/01/2009 to 12/31/2009...........  $10.48811    $11.99359       31,097
   01/01/2010 to 12/31/2010...........  $11.99359    $12.67844       20,172
   01/01/2011 to 12/31/2011...........  $12.67844    $12.83777       21,424
   01/01/2012 to 12/31/2012...........  $12.83777    $13.77245       21,874
   01/01/2013 to 12/31/2013...........  $13.77245    $13.26724        3,916
   01/01/2014 to 12/31/2014...........  $13.26724    $13.57074        9,526

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.09607    $ 8.96271      449,801
   01/01/2009 to 12/31/2009...........  $ 8.96271    $10.55805      571,094
   01/01/2010 to 12/31/2010...........  $10.55805    $11.45661      532,128
   01/01/2011 to 12/31/2011...........  $11.45661    $11.35524      569,993
   01/01/2012 to 12/31/2012...........  $11.35524    $12.29917      539,869
   01/01/2013 to 12/31/2013...........  $12.29917    $13.18173      476,198
   01/01/2014 to 12/31/2014...........  $13.18173    $13.68306      453,085
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01837    $10.06686            0
   01/01/2012 to 12/31/2012...........  $10.06686    $10.58122            0
   01/01/2013 to 12/31/2013...........  $10.58122    $10.14377            0
   01/01/2014 to 12/31/2014...........  $10.14377    $10.55797            0
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.65883    $ 6.65616      642,820
   01/01/2009 to 12/31/2009...........  $ 6.65616    $ 8.22871      589,986
   01/01/2010 to 12/31/2010...........  $ 8.22871    $ 9.61112      493,311
   01/01/2011 to 12/31/2011...........  $ 9.61112    $ 8.84603      472,345
   01/01/2012 to 12/31/2012...........  $ 8.84603    $ 9.80252      433,588
   01/01/2013 to 12/31/2013...........  $ 9.80252    $11.25762      368,837
   01/01/2014 to 12/31/2014...........  $11.25762    $12.06381      401,923
AST QMA US EQUITY ALPHA PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.56943    $ 6.91030        5,311
   01/01/2009 to 12/31/2009...........  $ 6.91030    $ 8.26135       10,516
   01/01/2010 to 12/31/2010...........  $ 8.26135    $ 9.32751        4,285
   01/01/2011 to 12/31/2011...........  $ 9.32751    $ 9.47038        4,080
   01/01/2012 to 12/31/2012...........  $ 9.47038    $11.04111        4,718
   01/01/2013 to 12/31/2013...........  $11.04111    $14.34896        2,347
   01/01/2014 to 12/31/2014...........  $14.34896    $16.50528        2,632
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99845    $ 8.88686            0
   01/01/2012 to 12/31/2012...........  $ 8.88686    $ 9.86852            0
   01/01/2013 to 12/31/2013...........  $ 9.86852    $11.85371            0
   01/01/2014 to 12/31/2014...........  $11.85371    $12.38895            0
AST RCM WORLD TRENDS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08104    $ 7.33582       41,079
   01/01/2009 to 12/31/2009...........  $ 7.33582    $ 8.88278       91,896
   01/01/2010 to 12/31/2010...........  $ 8.88278    $ 9.75608       50,495
   01/01/2011 to 12/31/2011...........  $ 9.75608    $ 9.40046       54,420
   01/01/2012 to 12/31/2012...........  $ 9.40046    $10.17351       57,843
   01/01/2013 to 12/31/2013...........  $10.17351    $11.22577       25,721
   01/01/2014 to 12/31/2014...........  $11.22577    $11.58269       43,913
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09921    $ 6.68783       24,912
   01/01/2009 to 12/31/2009...........  $ 6.68783    $ 8.32531       51,339
   01/01/2010 to 12/31/2010...........  $ 8.32531    $ 9.34197       31,889
   01/01/2011 to 12/31/2011...........  $ 9.34197    $ 8.94898       31,999
   01/01/2012 to 12/31/2012...........  $ 8.94898    $10.17832       32,967
   01/01/2013 to 12/31/2013...........  $10.17832    $11.79258       22,243
   01/01/2014 to 12/31/2014...........  $11.79258    $12.20139       44,352
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.18601    $ 8.11373       62,844
   01/01/2009 to 12/31/2009...........  $ 8.11373    $10.14527       69,894
   01/01/2010 to 12/31/2010...........  $10.14527    $11.13210       55,900
   01/01/2011 to 12/31/2011...........  $11.13210    $10.55553       57,513
   01/01/2012 to 12/31/2012...........  $10.55553    $11.51210       52,320
   01/01/2013 to 12/31/2013...........  $11.51210    $12.92428       29,938
   01/01/2014 to 12/31/2014...........  $12.92428    $13.06839       43,167

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.80129    $ 7.25607        1,509
   01/01/2009 to 12/31/2009...........  $ 7.25607    $ 9.44657        5,695
   01/01/2010 to 12/31/2010...........  $ 9.44657    $12.28759        4,281
   01/01/2011 to 12/31/2011...........  $12.28759    $10.47763       13,701
   01/01/2012 to 12/31/2012...........  $10.47763    $12.34599       16,108
   01/01/2013 to 12/31/2013...........  $12.34599    $17.06049        8,268
   01/01/2014 to 12/31/2014...........  $17.06049    $17.56956       13,198
AST SMALL-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.33134    $ 6.63894        2,891
   01/01/2009 to 12/31/2009...........  $ 6.63894    $ 8.72427        7,195
   01/01/2010 to 12/31/2010...........  $ 8.72427    $11.67952        5,573
   01/01/2011 to 12/31/2011...........  $11.67952    $11.34980        5,908
   01/01/2012 to 12/31/2012...........  $11.34980    $12.49402        5,867
   01/01/2013 to 12/31/2013...........  $12.49402    $16.57375        2,578
   01/01/2014 to 12/31/2014...........  $16.57375    $16.88587        4,657
AST SMALL-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.79054    $ 7.99717        1,428
   01/01/2009 to 12/31/2009...........  $ 7.99717    $ 9.96698       49,384
   01/01/2010 to 12/31/2010...........  $ 9.96698    $12.32368       32,174
   01/01/2011 to 12/31/2011...........  $12.32368    $11.37136       21,942
   01/01/2012 to 12/31/2012...........  $11.37136    $13.18554       26,348
   01/01/2013 to 12/31/2013...........  $13.18554    $17.77929       12,595
   01/01/2014 to 12/31/2014...........  $17.77929    $18.36690       20,189
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.34710    $ 8.65127      350,657
   01/01/2009 to 12/31/2009...........  $ 8.65127    $10.53936      325,608
   01/01/2010 to 12/31/2010...........  $10.53936    $11.53594      283,411
   01/01/2011 to 12/31/2011...........  $11.53594    $11.54580      276,802
   01/01/2012 to 12/31/2012...........  $11.54580    $12.85936      244,233
   01/01/2013 to 12/31/2013...........  $12.85936    $14.74391      195,852
   01/01/2014 to 12/31/2014...........  $14.74391    $15.31972      213,500
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.81608    $ 6.61400        1,700
   01/01/2009 to 12/31/2009...........  $ 6.61400    $ 8.03515        9,760
   01/01/2010 to 12/31/2010...........  $ 8.03515    $ 8.92968        6,217
   01/01/2011 to 12/31/2011...........  $ 8.92968    $ 8.61982        5,409
   01/01/2012 to 12/31/2012...........  $ 8.61982    $ 9.91807        5,686
   01/01/2013 to 12/31/2013...........  $ 9.91807    $12.62254        2,050
   01/01/2014 to 12/31/2014...........  $12.62254    $13.31219        4,488
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.90428    $ 6.47415       12,329
   01/01/2009 to 12/31/2009...........  $ 6.47415    $ 9.74439       29,435
   01/01/2010 to 12/31/2010...........  $ 9.74439    $11.07477       16,781
   01/01/2011 to 12/31/2011...........  $11.07477    $10.68434       12,712
   01/01/2012 to 12/31/2012...........  $10.68434    $12.32839       10,860
   01/01/2013 to 12/31/2013...........  $12.32839    $17.42511        5,552
   01/01/2014 to 12/31/2014...........  $17.42511    $18.52728        8,365
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $16.53744    $ 9.01490       30,349
   01/01/2009 to 12/31/2009...........  $ 9.01490    $13.21257       89,197
   01/01/2010 to 12/31/2010...........  $13.21257    $15.61837       60,070
   01/01/2011 to 12/31/2011...........  $15.61837    $13.04089       42,405
   01/01/2012 to 12/31/2012...........  $13.04089    $13.26007       51,693
   01/01/2013 to 12/31/2013...........  $13.26007    $15.01427       20,011
   01/01/2014 to 12/31/2014...........  $15.01427    $13.50228       37,408

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST TEMPLETON GLOBAL BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.83239    $10.13233        6,502
   01/01/2009 to 12/31/2009...........  $10.13233    $11.14805        5,761
   01/01/2010 to 12/31/2010...........  $11.14805    $11.56854        3,971
   01/01/2011 to 12/31/2011...........  $11.56854    $11.82135        3,893
   01/01/2012 to 12/31/2012...........  $11.82135    $12.20681        4,144
   01/01/2013 to 12/31/2013...........  $12.20681    $11.52960          558
   01/01/2014 to 12/31/2014...........  $11.52960    $11.37747        1,194
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.07056    $ 6.90477       69,425
   01/01/2009 to 12/31/2009...........  $ 6.90477    $ 8.70257      141,530
   01/01/2010 to 12/31/2010...........  $ 8.70257    $ 9.79034       88,029
   01/01/2011 to 12/31/2011...........  $ 9.79034    $ 9.27604       79,563
   01/01/2012 to 12/31/2012...........  $ 9.27604    $10.10482       87,625
   01/01/2013 to 12/31/2013...........  $10.10482    $11.94966       45,418
   01/01/2014 to 12/31/2014...........  $11.94966    $12.37239       94,329
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.23145    $ 9.28052        9,674
   01/01/2009 to 12/31/2009...........  $ 9.28052    $10.16667        2,874
   01/01/2010 to 12/31/2010...........  $10.16667    $10.75520        1,992
   01/01/2011 to 12/31/2011...........  $10.75520    $11.19085        1,955
   01/01/2012 to 12/31/2012...........  $11.19085    $11.84431        2,190
   01/01/2013 to 12/31/2013...........  $11.84431    $11.44990          896
   01/01/2014 to 12/31/2014...........  $11.44990    $12.04510        1,650
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07805    $ 6.63306       45,571
   01/01/2009 to 12/31/2009...........  $ 6.63306    $ 8.46640       95,074
   01/01/2010 to 12/31/2010...........  $ 8.46640    $ 9.15945       88,928
   01/01/2011 to 12/31/2011...........  $ 9.15945    $ 8.83880       87,969
   01/01/2012 to 09/21/2012...........  $ 8.83880    $ 9.88665            0

* Denotes the start date of these sub-accounts

                               PREMIER X SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT ONLY
           (2.05%) OR HIGHEST DAILY VALUE DEATH BENEFIT ONLY (2.05%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96979    $10.52176       830,438
   01/01/2007 to 12/31/2007...........  $10.52176    $11.25870     2,543,454
   01/01/2008 to 12/31/2008...........  $11.25870    $ 7.52065     4,290,790
   01/01/2009 to 12/31/2009...........  $ 7.52065    $ 9.16461     6,403,388
   01/01/2010 to 12/31/2010...........  $ 9.16461    $10.05503     6,481,639
   01/01/2011 to 12/31/2011...........  $10.05503    $ 9.59133     5,215,981
   01/01/2012 to 12/31/2012...........  $ 9.59133    $10.57941     5,453,100
   01/01/2013 to 12/31/2013...........  $10.57941    $11.40088     5,272,579
   01/01/2014 to 12/31/2014...........  $11.40088    $11.59844     4,828,769
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98851    $10.46548       246,133
   01/01/2007 to 12/31/2007...........  $10.46548    $11.22908       451,141
   01/01/2008 to 12/31/2008...........  $11.22908    $ 7.72388     1,193,763
   01/01/2009 to 12/31/2009...........  $ 7.72388    $ 9.55169     2,392,702
   01/01/2010 to 12/31/2010...........  $ 9.55169    $10.64273     2,509,896
   01/01/2011 to 12/31/2011...........  $10.64273    $10.44088     1,976,971
   01/01/2012 to 12/31/2012...........  $10.44088    $11.62737     2,134,048
   01/01/2013 to 12/31/2013...........  $11.62737    $13.28030     2,280,593
   01/01/2014 to 12/31/2014...........  $13.28030    $13.80833     2,077,002
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98414    $10.99891        21,491
   01/01/2007 to 12/31/2007...........  $10.99891    $10.76521        50,360
   01/01/2008 to 12/31/2008...........  $10.76521    $ 6.88354        51,088
   01/01/2009 to 12/31/2009...........  $ 6.88354    $ 7.94405        56,131
   01/01/2010 to 12/31/2010...........  $ 7.94405    $ 8.86235        55,174
   01/01/2011 to 12/31/2011...........  $ 8.86235    $ 8.99478        72,443
   01/01/2012 to 05/04/2012...........  $ 8.99478    $ 9.76106             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97919    $10.47828       398,107
   01/01/2007 to 12/31/2007...........  $10.47828    $11.19855     1,045,566
   01/01/2008 to 12/31/2008...........  $11.19855    $ 7.82382     3,006,296
   01/01/2009 to 12/31/2009...........  $ 7.82382    $ 9.45287     5,940,132
   01/01/2010 to 12/31/2010...........  $ 9.45287    $10.40364     6,021,508
   01/01/2011 to 12/31/2011...........  $10.40364    $10.07115     5,192,756
   01/01/2012 to 12/31/2012...........  $10.07115    $11.09968     5,454,823
   01/01/2013 to 12/31/2013...........  $11.09968    $12.79626     5,258,287
   01/01/2014 to 12/31/2014...........  $12.79626    $13.35694     5,074,259
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99833    $ 9.14439        11,718
   01/01/2012 to 12/31/2012...........  $ 9.14439    $10.02630        44,567
   01/01/2013 to 12/31/2013...........  $10.02630    $10.89118        42,302
   01/01/2014 to 12/31/2014...........  $10.89118    $11.19488        62,311
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99833    $10.47405        17,056
   01/01/2014 to 12/31/2014...........  $10.47405    $10.63084        57,708

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2016
   05/01/2009* to 12/31/2009..........  $ 9.93822    $ 9.61299            0
   01/01/2010 to 12/31/2010...........  $ 9.61299    $10.41615            0
   01/01/2011 to 12/31/2011...........  $10.41615    $11.19107            0
   01/01/2012 to 12/31/2012...........  $11.19107    $11.42266            0
   01/01/2013 to 12/31/2013...........  $11.42266    $11.11626            0
   01/01/2014 to 12/31/2014...........  $11.11626    $10.94315            0
AST BOND PORTFOLIO 2018
   05/01/2009* to 12/31/2009..........  $ 9.92265    $ 9.67902            0
   01/01/2010 to 12/31/2010...........  $ 9.67902    $10.54551            0
   01/01/2011 to 12/31/2011...........  $10.54551    $11.73731            0
   01/01/2012 to 12/31/2012...........  $11.73731    $12.15857            0
   01/01/2013 to 12/31/2013...........  $12.15857    $11.53989            0
   01/01/2014 to 12/31/2014...........  $11.53989    $11.60917            0
AST BOND PORTFOLIO 2019
   05/01/2009* to 12/31/2009..........  $ 9.90543    $ 9.57969            0
   01/01/2010 to 12/31/2010...........  $ 9.57969    $10.45380            0
   01/01/2011 to 12/31/2011...........  $10.45380    $11.88036            0
   01/01/2012 to 12/31/2012...........  $11.88036    $12.32352            0
   01/01/2013 to 12/31/2013...........  $12.32352    $11.49247            0
   01/01/2014 to 12/31/2014...........  $11.49247    $11.74177            0
AST BOND PORTFOLIO 2020
   05/01/2009* to 12/31/2009..........  $ 9.88414    $ 9.25455            0
   01/01/2010 to 12/31/2010...........  $ 9.25455    $10.14278            0
   01/01/2011 to 12/31/2011...........  $10.14278    $11.79550            0
   01/01/2012 to 12/31/2012...........  $11.79550    $12.28859            0
   01/01/2013 to 12/31/2013...........  $12.28859    $11.25704            0
   01/01/2014 to 12/31/2014...........  $11.25704    $11.71029            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99778    $10.98498            0
   01/01/2011 to 12/31/2011...........  $10.98498    $12.94990            0
   01/01/2012 to 12/31/2012...........  $12.94990    $13.55154            0
   01/01/2013 to 12/31/2013...........  $13.55154    $12.34960            0
   01/01/2014 to 12/31/2014...........  $12.34960    $13.03103            0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99833    $11.99503            0
   01/01/2012 to 12/31/2012...........  $11.99503    $12.44101            0
   01/01/2013 to 12/31/2013...........  $12.44101    $11.00299            0
   01/01/2014 to 12/31/2014...........  $11.00299    $11.90004            0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99778    $10.37684            0
   01/01/2013 to 12/31/2013...........  $10.37684    $ 9.13129            0
   01/01/2014 to 12/31/2014...........  $ 9.13129    $10.07694            0
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........  $ 9.99889    $ 8.73091            0
   01/01/2014 to 12/31/2014...........  $ 8.73091    $ 9.80379            0
AST BOND PORTFOLIO 2025
   01/02/2014* to 12/31/2014..........  $ 9.99889    $11.27883            0
AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14510    $10.29546        3,105
   01/01/2010 to 12/31/2010...........  $10.29546    $11.47335       23,527
   01/01/2011 to 12/31/2011...........  $11.47335    $10.58293       19,439
   01/01/2012 to 12/31/2012...........  $10.58293    $11.74230       26,452
   01/01/2013 to 12/31/2013...........  $11.74230    $15.12299       16,877
   01/01/2014 to 12/31/2014...........  $15.12299    $16.34048       20,132

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97950    $10.57999       831,880
   01/01/2007 to 12/31/2007...........  $10.57999    $11.37500     2,558,602
   01/01/2008 to 12/31/2008...........  $11.37500    $ 7.25187     4,323,643
   01/01/2009 to 12/31/2009...........  $ 7.25187    $ 8.90621     7,701,858
   01/01/2010 to 12/31/2010...........  $ 8.90621    $ 9.89472     8,056,803
   01/01/2011 to 12/31/2011...........  $ 9.89472    $ 9.46090     6,257,591
   01/01/2012 to 12/31/2012...........  $ 9.46090    $10.54275     6,771,067
   01/01/2013 to 12/31/2013...........  $10.54275    $12.67414     7,132,679
   01/01/2014 to 12/31/2014...........  $12.67414    $13.28825     6,840,625
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99833    $11.62670        20,165
   01/01/2014 to 12/31/2014...........  $11.62670    $12.94374        26,017
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.88676    $12.08927        67,305
   01/01/2007 to 12/31/2007...........  $12.08927    $ 9.48340        85,556
   01/01/2008 to 12/31/2008...........  $ 9.48340    $ 6.03531        98,068
   01/01/2009 to 12/31/2009...........  $ 6.03531    $ 7.80228        99,922
   01/01/2010 to 12/31/2010...........  $ 7.80228    $ 9.83932       115,670
   01/01/2011 to 12/31/2011...........  $ 9.83932    $10.27737        91,118
   01/01/2012 to 12/31/2012...........  $10.27737    $11.61618       116,779
   01/01/2013 to 12/31/2013...........  $11.61618    $11.73944       108,449
   01/01/2014 to 12/31/2014...........  $11.73944    $15.05995       103,910
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98261    $10.43084        12,304
   01/01/2007 to 12/31/2007...........  $10.43084    $ 8.40420        40,522
   01/01/2008 to 07/18/2008...........  $ 8.40420    $ 7.68481             0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99833    $ 9.66522         3,380
   01/01/2014 to 12/31/2014...........  $ 9.66522    $ 9.95432         7,499
AST FI PYRAMIS QUANTITATIVE PORTFOLIO
FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99833    $10.50147       131,264
   01/01/2007 to 12/31/2007...........  $10.50147    $11.16999       355,077
   01/01/2008 to 12/31/2008...........  $11.16999    $ 7.17065     1,052,064
   01/01/2009 to 12/31/2009...........  $ 7.17065    $ 8.70250     2,453,023
   01/01/2010 to 12/31/2010...........  $ 8.70250    $ 9.75259     2,624,502
   01/01/2011 to 12/31/2011...........  $ 9.75259    $ 9.41320     2,330,805
   01/01/2012 to 12/31/2012...........  $ 9.41320    $10.20477     2,449,342
   01/01/2013 to 12/31/2013...........  $10.20477    $11.47571     2,332,694
   01/01/2014 to 12/31/2014...........  $11.47571    $11.59966     2,102,801
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10350    $ 7.48844       188,704
   01/01/2009 to 12/31/2009...........  $ 7.48844    $ 8.89587       378,474
   01/01/2010 to 12/31/2010...........  $ 8.89587    $ 9.87870       410,194
   01/01/2011 to 12/31/2011...........  $ 9.87870    $ 9.44116       359,039
   01/01/2012 to 12/31/2012...........  $ 9.44116    $10.51263       403,104
   01/01/2013 to 12/31/2013...........  $10.51263    $12.28195       437,099
   01/01/2014 to 12/31/2014...........  $12.28195    $12.72344       437,620
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99834    $ 7.46062        92,522
   01/01/2009 to 11/13/2009...........  $ 7.46062    $ 8.31782             0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99834    $10.72166       922,925
   01/01/2013 to 12/31/2013...........  $10.72166    $13.07753       980,919
   01/01/2014 to 12/31/2014...........  $13.07753    $13.22199       926,682

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99833    $10.78968       23,483
   01/01/2014 to 12/31/2014...........  $10.78968    $10.84345       40,264
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17501    $ 6.10332        2,015
   01/01/2009 to 12/31/2009...........  $ 6.10332    $ 8.07992        7,533
   01/01/2010 to 12/31/2010...........  $ 8.07992    $ 9.51698        8,974
   01/01/2011 to 12/31/2011...........  $ 9.51698    $ 8.85615       14,313
   01/01/2012 to 12/31/2012...........  $ 8.85615    $11.00403       28,763
   01/01/2013 to 12/31/2013...........  $11.00403    $11.25178       26,458
   01/01/2014 to 12/31/2014...........  $11.25178    $12.56094       32,564
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.93469    $10.22872       39,668
   01/01/2007 to 12/31/2007...........  $10.22872    $11.42452      117,879
   01/01/2008 to 12/31/2008...........  $11.42452    $ 6.68665      134,309
   01/01/2009 to 12/31/2009...........  $ 6.68665    $ 9.78901      210,444
   01/01/2010 to 12/31/2010...........  $ 9.78901    $10.57926      191,290
   01/01/2011 to 12/31/2011...........  $10.57926    $ 9.95673      183,045
   01/01/2012 to 12/31/2012...........  $ 9.95673    $11.68469      179,388
   01/01/2013 to 12/31/2013...........  $11.68469    $14.85522      146,160
   01/01/2014 to 02/07/2014...........  $14.85522    $14.60858            0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96029    $11.00935       15,614
   01/01/2007 to 12/31/2007...........  $11.00935    $11.34013       60,992
   01/01/2008 to 12/31/2008...........  $11.34013    $ 6.59044       59,215
   01/01/2009 to 12/31/2009...........  $ 6.59044    $ 7.69719      108,452
   01/01/2010 to 12/31/2010...........  $ 7.69719    $ 8.51452      108,896
   01/01/2011 to 12/31/2011...........  $ 8.51452    $ 7.88321      123,164
   01/01/2012 to 12/31/2012...........  $ 7.88321    $ 9.24382      147,553
   01/01/2013 to 12/31/2013...........  $ 9.24382    $12.09651      112,148
   01/01/2014 to 12/31/2014...........  $12.09651    $13.41012      153,007
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95768    $ 9.84454       20,966
   01/01/2007 to 12/31/2007...........  $ 9.84454    $11.51201       70,051
   01/01/2008 to 12/31/2008...........  $11.51201    $ 6.67880       74,451
   01/01/2009 to 12/31/2009...........  $ 6.67880    $10.28128      146,279
   01/01/2010 to 12/31/2010...........  $10.28128    $12.07219      125,854
   01/01/2011 to 12/31/2011...........  $12.07219    $11.47775      107,922
   01/01/2012 to 12/31/2012...........  $11.47775    $13.45286      127,793
   01/01/2013 to 12/31/2013...........  $13.45286    $17.42637      121,703
   01/01/2014 to 12/31/2014...........  $17.42637    $19.04466      116,574
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08918    $ 7.59716      111,892
   01/01/2009 to 12/31/2009...........  $ 7.59716    $ 9.18532      424,265
   01/01/2010 to 12/31/2010...........  $ 9.18532    $10.04474      457,592
   01/01/2011 to 12/31/2011...........  $10.04474    $ 9.79338      445,565
   01/01/2012 to 12/31/2012...........  $ 9.79338    $10.56843      461,766
   01/01/2013 to 12/31/2013...........  $10.56843    $11.37324      416,606
   01/01/2014 to 12/31/2014...........  $11.37324    $11.59507      395,053
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03322    $ 7.62678       11,741
   01/01/2009 to 12/31/2009...........  $ 7.62678    $ 9.47993       27,806
   01/01/2010 to 12/31/2010...........  $ 9.47993    $11.77620       35,349
   01/01/2011 to 12/31/2011...........  $11.77620    $11.69023       46,437
   01/01/2012 to 12/31/2012...........  $11.69023    $13.25235       50,032
   01/01/2013 to 12/31/2013...........  $13.25235    $18.02652       46,071
   01/01/2014 to 12/31/2014...........  $18.02652    $18.93581       45,873

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HERNDON LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.94903    $10.99149        51,954
   01/01/2007 to 12/31/2007...........  $10.99149    $10.89644       110,209
   01/01/2008 to 12/31/2008...........  $10.89644    $ 6.69452        69,103
   01/01/2009 to 12/31/2009...........  $ 6.69452    $ 7.75779        96,419
   01/01/2010 to 12/31/2010...........  $ 7.75779    $ 8.54781        76,351
   01/01/2011 to 12/31/2011...........  $ 8.54781    $ 8.33514        85,319
   01/01/2012 to 12/31/2012...........  $ 8.33514    $ 9.26205        94,670
   01/01/2013 to 12/31/2013...........  $ 9.26205    $12.21905        84,453
   01/01/2014 to 12/31/2014...........  $12.21905    $12.16013        85,629
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99833    $10.54166        36,262
   01/01/2007 to 12/31/2007...........  $10.54166    $10.58506        67,232
   01/01/2008 to 12/31/2008...........  $10.58506    $ 7.72288        52,614
   01/01/2009 to 12/31/2009...........  $ 7.72288    $10.25837        98,174
   01/01/2010 to 12/31/2010...........  $10.25837    $11.40941       117,981
   01/01/2011 to 12/31/2011...........  $11.40941    $11.53541       101,852
   01/01/2012 to 12/31/2012...........  $11.53541    $12.87158       133,663
   01/01/2013 to 12/31/2013...........  $12.87158    $13.51865       119,485
   01/01/2014 to 12/31/2014...........  $13.51865    $13.58597       121,383
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99185    $10.58063        66,017
   01/01/2007 to 12/31/2007...........  $10.58063    $12.34222       115,136
   01/01/2008 to 12/31/2008...........  $12.34222    $ 6.01888       132,206
   01/01/2009 to 12/31/2009...........  $ 6.01888    $ 7.97937       144,204
   01/01/2010 to 12/31/2010...........  $ 7.97937    $ 8.95266       142,115
   01/01/2011 to 12/31/2011...........  $ 8.95266    $ 7.63921       121,556
   01/01/2012 to 12/31/2012...........  $ 7.63921    $ 9.01008       128,199
   01/01/2013 to 12/31/2013...........  $ 9.01008    $10.51170       130,106
   01/01/2014 to 12/31/2014...........  $10.51170    $ 9.73144       129,986
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.01000    $10.84310        53,925
   01/01/2007 to 12/31/2007...........  $10.84310    $12.51580       161,390
   01/01/2008 to 12/31/2008...........  $12.51580    $ 6.86748       157,577
   01/01/2009 to 12/31/2009...........  $ 6.86748    $ 8.78189       161,271
   01/01/2010 to 12/31/2010...........  $ 8.78189    $ 9.55932       143,460
   01/01/2011 to 12/31/2011...........  $ 9.55932    $ 8.19186       116,484
   01/01/2012 to 12/31/2012...........  $ 8.19186    $ 9.36563       111,451
   01/01/2013 to 12/31/2013...........  $ 9.36563    $10.96415       111,252
   01/01/2014 to 12/31/2014...........  $10.96415    $10.02361       113,509
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........  $ 9.99834    $10.69598     9,882,729
   01/01/2009 to 12/31/2009...........  $10.69598    $11.66588     3,643,097
   01/01/2010 to 12/31/2010...........  $11.66588    $12.66748     1,688,626
   01/01/2011 to 12/31/2011...........  $12.66748    $13.95826     6,300,372
   01/01/2012 to 12/31/2012...........  $13.95826    $14.96335     3,411,133
   01/01/2013 to 12/31/2013...........  $14.96335    $14.19618     1,787,174
   01/01/2014 to 12/31/2014...........  $14.19618    $14.84713     1,694,127
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11169    $ 7.12219        92,463
   01/01/2009 to 12/31/2009...........  $ 7.12219    $ 8.84025       303,986
   01/01/2010 to 12/31/2010...........  $ 8.84025    $ 9.85968       322,410
   01/01/2011 to 12/31/2011...........  $ 9.85968    $ 9.60684       288,926
   01/01/2012 to 12/31/2012...........  $ 9.60684    $10.69231       288,880
   01/01/2013 to 12/31/2013...........  $10.69231    $12.18347       277,424
   01/01/2014 to 12/31/2014...........  $12.18347    $12.69855       260,905

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99833    $10.55747        33,028
   01/01/2007 to 12/31/2007...........  $10.55747    $11.32088       105,867
   01/01/2008 to 12/31/2008...........  $11.32088    $ 6.50272       129,416
   01/01/2009 to 12/31/2009...........  $ 6.50272    $ 8.65847       155,384
   01/01/2010 to 12/31/2010...........  $ 8.65847    $ 9.09287       151,899
   01/01/2011 to 12/31/2011...........  $ 9.09287    $ 8.09515       137,104
   01/01/2012 to 12/31/2012...........  $ 8.09515    $ 9.67028       134,987
   01/01/2013 to 12/31/2013...........  $ 9.67028    $10.93165       145,446
   01/01/2014 to 12/31/2014...........  $10.93165    $10.03007       200,333
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96698    $10.51404        10,192
   01/01/2007 to 12/31/2007...........  $10.51404    $10.50173        92,521
   01/01/2008 to 12/31/2008...........  $10.50173    $ 8.47786       881,341
   01/01/2009 to 12/31/2009...........  $ 8.47786    $10.13685     1,938,181
   01/01/2010 to 12/31/2010...........  $10.13685    $10.66025     1,964,380
   01/01/2011 to 12/31/2011...........  $10.66025    $10.47082     1,595,962
   01/01/2012 to 12/31/2012...........  $10.47082    $11.35999     1,683,963
   01/01/2013 to 12/31/2013...........  $11.35999    $12.35987     1,692,987
   01/01/2014 to 12/31/2014...........  $12.35987    $12.77152     1,535,359
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08372    $10.28564             0
   01/01/2010 to 12/31/2010...........  $10.28564    $11.21966         2,278
   01/01/2011 to 12/31/2011...........  $11.21966    $11.06744         6,036
   01/01/2012 to 12/31/2012...........  $11.06744    $12.49182        14,264
   01/01/2013 to 12/31/2013...........  $12.49182    $16.70815        11,100
   01/01/2014 to 12/31/2014...........  $16.70815    $17.92857        15,320
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95966    $10.98746        69,622
   01/01/2007 to 12/31/2007...........  $10.98746    $10.44409       128,473
   01/01/2008 to 12/31/2008...........  $10.44409    $ 5.98792       156,705
   01/01/2009 to 12/31/2009...........  $ 5.98792    $ 7.00799       193,547
   01/01/2010 to 12/31/2010...........  $ 7.00799    $ 7.77093       189,197
   01/01/2011 to 12/31/2011...........  $ 7.77093    $ 7.29646       159,734
   01/01/2012 to 12/31/2012...........  $ 7.29646    $ 8.35699       156,160
   01/01/2013 to 12/31/2013...........  $ 8.35699    $11.45354       169,043
   01/01/2014 to 12/31/2014...........  $11.45354    $12.76622       173,213
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.94780    $10.19358        61,348
   01/01/2007 to 12/31/2007...........  $10.19358    $11.48245       121,725
   01/01/2008 to 12/31/2008...........  $11.48245    $ 6.33900       158,966
   01/01/2009 to 12/31/2009...........  $ 6.33900    $ 8.06019       162,034
   01/01/2010 to 12/31/2010...........  $ 8.06019    $ 9.45837       169,419
   01/01/2011 to 12/31/2011...........  $ 9.45837    $ 9.18401       142,218
   01/01/2012 to 12/31/2012...........  $ 9.18401    $10.10307       141,094
   01/01/2013 to 12/31/2013...........  $10.10307    $13.52485       134,367
   01/01/2014 to 12/31/2014...........  $13.52485    $14.65664       268,472
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99833    $10.45604         6,942
   01/01/2007 to 12/31/2007...........  $10.45604    $10.86861        19,664
   01/01/2008 to 12/31/2008...........  $10.86861    $ 8.17364        32,923
   01/01/2009 to 12/31/2009...........  $ 8.17364    $10.78110        62,345
   01/01/2010 to 12/31/2010...........  $10.78110    $11.98174        71,336
   01/01/2011 to 12/31/2011...........  $11.98174    $12.93561       180,918
   01/01/2012 to 12/31/2012...........  $12.93561    $13.42690       185,611
   01/01/2013 to 12/31/2013...........  $13.42690    $12.89394       152,353
   01/01/2014 to 12/31/2014...........  $12.89394    $13.44212       157,729

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95987    $11.07884        9,461
   01/01/2007 to 12/31/2007...........  $11.07884    $11.87567       27,105
   01/01/2008 to 12/31/2008...........  $11.87567    $ 7.68143       39,719
   01/01/2009 to 12/31/2009...........  $ 7.68143    $ 9.89869       46,304
   01/01/2010 to 12/31/2010...........  $ 9.89869    $10.86845       43,950
   01/01/2011 to 12/31/2011...........  $10.86845    $10.31678       63,362
   01/01/2012 to 12/31/2012...........  $10.31678    $12.44219       74,593
   01/01/2013 to 12/31/2013...........  $12.44219    $15.56154       81,250
   01/01/2014 to 12/31/2014...........  $15.56154    $15.80252       85,756
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.93144    $10.35955        9,672
   01/01/2007 to 12/31/2007...........  $10.35955    $11.68399       22,402
   01/01/2008 to 12/31/2008...........  $11.68399    $ 7.29262       35,994
   01/01/2009 to 12/31/2009...........  $ 7.29262    $ 8.88300       44,333
   01/01/2010 to 12/31/2010...........  $ 8.88300    $ 9.81745       73,010
   01/01/2011 to 12/31/2011...........  $ 9.81745    $ 9.56339       55,757
   01/01/2012 to 12/31/2012...........  $ 9.56339    $10.97198       53,228
   01/01/2013 to 12/31/2013...........  $10.97198    $14.69811       61,461
   01/01/2014 to 12/31/2014...........  $14.69811    $15.65734       99,503
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99834    $10.18297            0
   01/01/2013 to 12/31/2013...........  $10.18297    $13.42139          680
   01/01/2014 to 12/31/2014...........  $13.42139    $14.49557            0
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.92877    $10.37935       17,928
   01/01/2007 to 12/31/2007...........  $10.37935    $10.44960       50,093
   01/01/2008 to 12/31/2008...........  $10.44960    $ 6.33563       46,590
   01/01/2009 to 12/31/2009...........  $ 6.33563    $ 8.62254       68,287
   01/01/2010 to 12/31/2010...........  $ 8.62254    $10.44421       75,740
   01/01/2011 to 12/31/2011...........  $10.44421    $ 9.88148       80,974
   01/01/2012 to 12/31/2012...........  $ 9.88148    $11.46534       84,044
   01/01/2013 to 12/31/2013...........  $11.46534    $14.87695       55,495
   01/01/2014 to 12/31/2014...........  $14.87695    $16.76037       45,915
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99951    $10.18444       73,532
   01/01/2007 to 12/31/2007...........  $10.18444    $10.46814      175,527
   01/01/2008 to 12/31/2008...........  $10.46814    $10.51516      724,864
   01/01/2009 to 12/31/2009...........  $10.51516    $10.32932      319,983
   01/01/2010 to 12/31/2010...........  $10.32932    $10.12431      206,149
   01/01/2011 to 12/31/2011...........  $10.12431    $ 9.92340      219,016
   01/01/2012 to 12/31/2012...........  $ 9.92340    $ 9.72484      239,664
   01/01/2013 to 12/31/2013...........  $ 9.72484    $ 9.52949      141,037
   01/01/2014 to 12/31/2014...........  $ 9.52949    $ 9.33804      160,753
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.03547    $10.13676       26,778
   01/01/2007 to 12/31/2007...........  $10.13676    $10.24685       61,947
   01/01/2008 to 12/31/2008...........  $10.24685    $ 5.79762       71,201
   01/01/2009 to 12/31/2009...........  $ 5.79762    $ 7.99019      124,978
   01/01/2010 to 12/31/2010...........  $ 7.99019    $ 9.66466      149,323
   01/01/2011 to 12/31/2011...........  $ 9.66466    $ 9.23545      113,194
   01/01/2012 to 12/31/2012...........  $ 9.23545    $10.59983      114,457
   01/01/2013 to 12/31/2013...........  $10.59983    $14.75031      126,604
   01/01/2014 to 12/31/2014...........  $14.75031    $16.51376      109,986

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02824    $10.06439            0
   01/01/2012 to 12/31/2012...........  $10.06439    $10.34241            0
   01/01/2013 to 12/31/2013...........  $10.34241    $ 9.84758        1,527
   01/01/2014 to 12/31/2014...........  $ 9.84758    $10.14689        5,871
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96472    $10.17959       14,685
   01/01/2007 to 12/31/2007...........  $10.17959    $12.18878       86,925
   01/01/2008 to 12/31/2008...........  $12.18878    $ 6.78592       79,919
   01/01/2009 to 12/31/2009...........  $ 6.78592    $ 8.63048       83,258
   01/01/2010 to 12/31/2010...........  $ 8.63048    $10.88248       98,518
   01/01/2011 to 12/31/2011...........  $10.88248    $10.84403       84,077
   01/01/2012 to 12/31/2012...........  $10.84403    $11.94166       79,425
   01/01/2013 to 12/31/2013...........  $11.94166    $15.51786       76,611
   01/01/2014 to 12/31/2014...........  $15.51786    $16.41331       73,448
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98775    $ 9.42612        8,246
   01/01/2007 to 12/31/2007...........  $ 9.42612    $10.96429       51,379
   01/01/2008 to 12/31/2008...........  $10.96429    $ 6.17342       59,718
   01/01/2009 to 12/31/2009...........  $ 6.17342    $ 7.41439       56,938
   01/01/2010 to 12/31/2010...........  $ 7.41439    $ 8.73801       57,476
   01/01/2011 to 04/29/2011...........  $ 8.73801    $ 9.78938            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99834    $10.29816       78,731
   01/01/2013 to 12/31/2013...........  $10.29816    $12.00014       81,320
   01/01/2014 to 12/31/2014...........  $12.00014    $12.36331       74,865
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10108    $ 5.56466          868
   01/01/2009 to 12/31/2009...........  $ 5.56466    $ 9.07977       76,455
   01/01/2010 to 12/31/2010...........  $ 9.07977    $10.87894      147,559
   01/01/2011 to 12/31/2011...........  $10.87894    $ 8.49952      116,033
   01/01/2012 to 12/31/2012...........  $ 8.49952    $ 9.82181       81,185
   01/01/2013 to 12/31/2013...........  $ 9.82181    $ 9.64592       74,537
   01/01/2014 to 12/31/2014...........  $ 9.64592    $ 9.00946       66,984
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97993    $10.14601       25,418
   01/01/2007 to 12/31/2007...........  $10.14601    $10.61705       38,117
   01/01/2008 to 12/31/2008...........  $10.61705    $10.51970      171,215
   01/01/2009 to 12/31/2009...........  $10.51970    $11.36291      155,535
   01/01/2010 to 12/31/2010...........  $11.36291    $11.56869      218,728
   01/01/2011 to 12/31/2011...........  $11.56869    $11.59154      151,373
   01/01/2012 to 12/31/2012...........  $11.59154    $11.89152      145,930
   01/01/2013 to 12/31/2013...........  $11.89152    $11.39925      109,039
   01/01/2014 to 12/31/2014...........  $11.39925    $11.15957       98,281
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97098    $10.27835       67,301
   01/01/2007 to 12/31/2007...........  $10.27835    $10.90759      232,812
   01/01/2008 to 12/31/2008...........  $10.90759    $10.44693      477,777
   01/01/2009 to 12/31/2009...........  $10.44693    $11.92891      789,347
   01/01/2010 to 12/31/2010...........  $11.92891    $12.59155      951,902
   01/01/2011 to 12/31/2011...........  $12.59155    $12.73127      781,155
   01/01/2012 to 12/31/2012...........  $12.73127    $13.63808      817,374
   01/01/2013 to 12/31/2013...........  $13.63808    $13.11863      777,758
   01/01/2014 to 12/31/2014...........  $13.11863    $13.39908      738,034

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97891    $10.39145       113,615
   01/01/2007 to 12/31/2007...........  $10.39145    $11.06941       280,016
   01/01/2008 to 12/31/2008...........  $11.06941    $ 8.73325     1,646,436
   01/01/2009 to 12/31/2009...........  $ 8.73325    $10.27253     4,619,314
   01/01/2010 to 12/31/2010...........  $10.27253    $11.13028     4,613,315
   01/01/2011 to 12/31/2011...........  $11.13028    $11.01569     4,303,458
   01/01/2012 to 12/31/2012...........  $11.01569    $11.91379     4,600,016
   01/01/2013 to 12/31/2013...........  $11.91379    $12.74983     4,434,401
   01/01/2014 to 12/31/2014...........  $12.74983    $13.21515     3,853,539
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01825    $10.06428             0
   01/01/2012 to 12/31/2012...........  $10.06428    $10.56292         8,064
   01/01/2013 to 12/31/2013...........  $10.56292    $10.11124        14,380
   01/01/2014 to 12/31/2014...........  $10.11124    $10.50869        26,435
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99833    $10.28092        96,046
   01/01/2007 to 12/31/2007...........  $10.28092    $11.22337       428,297
   01/01/2008 to 12/31/2008...........  $11.22337    $ 6.52045       992,417
   01/01/2009 to 12/31/2009...........  $ 6.52045    $ 8.04911     2,930,136
   01/01/2010 to 12/31/2010...........  $ 8.04911    $ 9.38759     2,993,576
   01/01/2011 to 12/31/2011...........  $ 9.38759    $ 8.62754     2,121,795
   01/01/2012 to 12/31/2012...........  $ 8.62754    $ 9.54626     2,317,792
   01/01/2013 to 12/31/2013...........  $ 9.54626    $10.94724     2,290,164
   01/01/2014 to 12/31/2014...........  $10.94724    $11.71398     2,244,588
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95056    $10.70509        12,851
   01/01/2007 to 12/31/2007...........  $10.70509    $10.70742       102,748
   01/01/2008 to 12/31/2008...........  $10.70742    $ 6.42985       105,318
   01/01/2009 to 12/31/2009...........  $ 6.42985    $ 7.67574       107,762
   01/01/2010 to 12/31/2010...........  $ 7.67574    $ 8.65355        99,843
   01/01/2011 to 12/31/2011...........  $ 8.65355    $ 8.77316        81,735
   01/01/2012 to 12/31/2012...........  $ 8.77316    $10.21323        62,108
   01/01/2013 to 12/31/2013...........  $10.21323    $13.25360        61,591
   01/01/2014 to 12/31/2014...........  $13.25360    $15.22296        54,075
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99833    $ 8.87815           147
   01/01/2012 to 12/31/2012...........  $ 8.87815    $ 9.84419             0
   01/01/2013 to 12/31/2013...........  $ 9.84419    $11.80699         1,482
   01/01/2014 to 12/31/2014...........  $11.80699    $12.32190         1,979
AST RCM WORLD TRENDS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08099    $ 7.32858       218,544
   01/01/2009 to 12/31/2009...........  $ 7.32858    $ 8.86096       858,467
   01/01/2010 to 12/31/2010...........  $ 8.86096    $ 9.71786       897,851
   01/01/2011 to 12/31/2011...........  $ 9.71786    $ 9.34997       818,528
   01/01/2012 to 12/31/2012...........  $ 9.34997    $10.10392       874,880
   01/01/2013 to 12/31/2013...........  $10.10392    $11.13261       775,302
   01/01/2014 to 12/31/2014...........  $11.13261    $11.46956       763,530
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09917    $ 6.68122       138,308
   01/01/2009 to 12/31/2009...........  $ 6.68122    $ 8.30477       532,687
   01/01/2010 to 12/31/2010...........  $ 8.30477    $ 9.30511       678,275
   01/01/2011 to 12/31/2011...........  $ 9.30511    $ 8.90067       508,100
   01/01/2012 to 12/31/2012...........  $ 8.90067    $10.10866       577,953
   01/01/2013 to 12/31/2013...........  $10.10866    $11.69463       665,029
   01/01/2014 to 12/31/2014...........  $11.69463    $12.08227       650,667

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98409    $10.54623         7,734
   01/01/2007 to 12/31/2007...........  $10.54623    $11.25493        52,850
   01/01/2008 to 12/31/2008...........  $11.25493    $ 7.69891       252,783
   01/01/2009 to 12/31/2009...........  $ 7.69891    $ 9.61241       564,588
   01/01/2010 to 12/31/2010...........  $ 9.61241    $10.53198       666,716
   01/01/2011 to 12/31/2011...........  $10.53198    $ 9.97185       558,660
   01/01/2012 to 12/31/2012...........  $ 9.97185    $10.85949       626,779
   01/01/2013 to 12/31/2013...........  $10.85949    $12.17376       635,324
   01/01/2014 to 12/31/2014...........  $12.17376    $12.29141       610,902
AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99833    $ 9.92504        21,362
   01/01/2007 to 12/31/2007...........  $ 9.92504    $10.81494        51,954
   01/01/2008 to 12/31/2008...........  $10.81494    $ 5.92475        40,190
   01/01/2009 to 12/31/2009...........  $ 5.92475    $ 7.70205        69,359
   01/01/2010 to 12/31/2010...........  $ 7.70205    $10.00370        82,880
   01/01/2011 to 12/31/2011...........  $10.00370    $ 8.51771        98,852
   01/01/2012 to 12/31/2012...........  $ 8.51771    $10.02169        92,752
   01/01/2013 to 12/31/2013...........  $10.02169    $13.82838        95,869
   01/01/2014 to 12/31/2014...........  $13.82838    $14.22012        94,767
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90482    $ 9.88919        17,114
   01/01/2007 to 12/31/2007...........  $ 9.88919    $10.38230        43,610
   01/01/2008 to 12/31/2008...........  $10.38230    $ 6.61289        53,553
   01/01/2009 to 12/31/2009...........  $ 6.61289    $ 8.67722        60,460
   01/01/2010 to 12/31/2010...........  $ 8.67722    $11.59956        63,825
   01/01/2011 to 12/31/2011...........  $11.59956    $11.25555        63,905
   01/01/2012 to 12/31/2012...........  $11.25555    $12.37201        71,913
   01/01/2013 to 12/31/2013...........  $12.37201    $16.38777        71,701
   01/01/2014 to 12/31/2014...........  $16.38777    $16.67177        67,091
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99216    $10.43745        34,916
   01/01/2007 to 12/31/2007...........  $10.43745    $ 9.65301        77,915
   01/01/2008 to 12/31/2008...........  $ 9.65301    $ 6.64799       124,833
   01/01/2009 to 12/31/2009...........  $ 6.64799    $ 8.27329       134,882
   01/01/2010 to 12/31/2010...........  $ 8.27329    $10.21456       134,234
   01/01/2011 to 12/31/2011...........  $10.21456    $ 9.41140       133,500
   01/01/2012 to 12/31/2012...........  $ 9.41140    $10.89686       129,605
   01/01/2013 to 12/31/2013...........  $10.89686    $14.67173       116,657
   01/01/2014 to 12/31/2014...........  $14.67173    $15.13446       100,239
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96786    $10.60407        31,732
   01/01/2007 to 12/31/2007...........  $10.60407    $11.04690       151,827
   01/01/2008 to 12/31/2008...........  $11.04690    $ 8.01637       729,439
   01/01/2009 to 12/31/2009...........  $ 8.01637    $ 9.75142     1,560,710
   01/01/2010 to 12/31/2010...........  $ 9.75142    $10.65781     1,608,768
   01/01/2011 to 12/31/2011...........  $10.65781    $10.65113     1,421,578
   01/01/2012 to 12/31/2012...........  $10.65113    $11.84541     1,699,927
   01/01/2013 to 12/31/2013...........  $11.84541    $13.56133     1,808,404
   01/01/2014 to 12/31/2014...........  $13.56133    $14.07021     1,791,993

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95018    $11.04440        19,265
   01/01/2007 to 12/31/2007...........  $11.04440    $10.43535        59,523
   01/01/2008 to 12/31/2008...........  $10.43535    $ 5.94250        66,453
   01/01/2009 to 12/31/2009...........  $ 5.94250    $ 7.20882       114,365
   01/01/2010 to 12/31/2010...........  $ 7.20882    $ 7.99959       111,640
   01/01/2011 to 12/31/2011...........  $ 7.99959    $ 7.71059       128,242
   01/01/2012 to 12/31/2012...........  $ 7.71059    $ 8.85891       133,062
   01/01/2013 to 12/31/2013...........  $ 8.85891    $11.25798       128,704
   01/01/2014 to 12/31/2014...........  $11.25798    $11.85559       116,328
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.93985    $10.44162        31,269
   01/01/2007 to 12/31/2007...........  $10.44162    $11.07338       105,160
   01/01/2008 to 12/31/2008...........  $11.07338    $ 6.44882       143,903
   01/01/2009 to 12/31/2009...........  $ 6.44882    $ 9.69200       172,730
   01/01/2010 to 12/31/2010...........  $ 9.69200    $10.99898       189,286
   01/01/2011 to 12/31/2011...........  $10.99898    $10.59556       190,812
   01/01/2012 to 12/31/2012...........  $10.59556    $12.20797       201,854
   01/01/2013 to 12/31/2013...........  $12.20797    $17.22958       233,992
   01/01/2014 to 12/31/2014...........  $17.22958    $18.29241       201,072
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14718    $ 9.80443        78,226
   01/01/2007 to 12/31/2007...........  $ 9.80443    $13.49811       280,545
   01/01/2008 to 12/31/2008...........  $13.49811    $ 6.61501       448,501
   01/01/2009 to 12/31/2009...........  $ 6.61501    $ 9.68103       570,448
   01/01/2010 to 12/31/2010...........  $ 9.68103    $11.42701       540,982
   01/01/2011 to 12/31/2011...........  $11.42701    $ 9.52728       430,042
   01/01/2012 to 12/31/2012...........  $ 9.52728    $ 9.67331       417,371
   01/01/2013 to 12/31/2013...........  $ 9.67331    $10.93697       412,034
   01/01/2014 to 12/31/2014...........  $10.93697    $ 9.82112       403,549
AST TEMPLETON GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98933    $10.27317        10,024
   01/01/2007 to 12/31/2007...........  $10.27317    $11.03673        70,825
   01/01/2008 to 12/31/2008...........  $11.03673    $10.55165       155,019
   01/01/2009 to 12/31/2009...........  $10.55165    $11.59239       154,889
   01/01/2010 to 12/31/2010...........  $11.59239    $12.01191       102,119
   01/01/2011 to 12/31/2011...........  $12.01191    $12.25648        87,685
   01/01/2012 to 12/31/2012...........  $12.25648    $12.63750        82,912
   01/01/2013 to 12/31/2013...........  $12.63750    $11.91883        77,586
   01/01/2014 to 12/31/2014...........  $11.91883    $11.74447        72,819
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97043    $10.62633       298,911
   01/01/2007 to 12/31/2007...........  $10.62633    $11.40714       614,520
   01/01/2008 to 12/31/2008...........  $11.40714    $ 6.44647       727,095
   01/01/2009 to 12/31/2009...........  $ 6.44647    $ 8.11299       709,214
   01/01/2010 to 12/31/2010...........  $ 8.11299    $ 9.11364       665,490
   01/01/2011 to 12/31/2011...........  $ 9.11364    $ 8.62227       578,409
   01/01/2012 to 12/31/2012...........  $ 8.62227    $ 9.37869       533,811
   01/01/2013 to 12/31/2013...........  $ 9.37869    $11.07462       607,157
   01/01/2014 to 12/31/2014...........  $11.07462    $11.44949       742,269
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99833    $ 9.97497             0
   01/01/2008 to 12/31/2008...........  $ 9.97497    $ 9.26513        36,160
   01/01/2009 to 12/31/2009...........  $ 9.26513    $10.13485       183,941
   01/01/2010 to 12/31/2010...........  $10.13485    $10.70573       218,069
   01/01/2011 to 12/31/2011...........  $10.70573    $11.12302       217,013
   01/01/2012 to 12/31/2012...........  $11.12302    $11.75517       265,418
   01/01/2013 to 12/31/2013...........  $11.75517    $11.34702       213,265
   01/01/2014 to 12/31/2014...........  $11.34702    $11.91938       221,231
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07801    $ 6.62657       292,960
   01/01/2009 to 12/31/2009...........  $ 6.62657    $ 8.44560       890,452
   01/01/2010 to 12/31/2010...........  $ 8.44560    $ 9.12346     1,223,525
   01/01/2011 to 12/31/2011...........  $ 9.12346    $ 8.79101       917,708
   01/01/2012 to 09/21/2012...........  $ 8.79101    $ 9.82277             0

* Denotes the start date of these sub-accounts

                               PREMIER X SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: LIFETIME FIVE INCOME BENEFIT ONLY (2.15%) OR HIGHEST
   DAILY LIFETIME FIVE INCOME BENEFIT ONLY (2.15%) OR HD GRO 60 BPS (2.15%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.38880    $10.95680      4,005,886
   01/01/2007 to 12/31/2007...........  $10.95680    $11.71266     12,685,306
   01/01/2008 to 12/31/2008...........  $11.71266    $ 7.81625     10,114,664
   01/01/2009 to 12/31/2009...........  $ 7.81625    $ 9.51550     10,025,052
   01/01/2010 to 12/31/2010...........  $ 9.51550    $10.42979      9,531,206
   01/01/2011 to 12/31/2011...........  $10.42979    $ 9.93908      8,762,846
   01/01/2012 to 12/31/2012...........  $ 9.93908    $10.95233      8,343,061
   01/01/2013 to 12/31/2013...........  $10.95233    $11.79135      8,006,074
   01/01/2014 to 12/31/2014...........  $11.79135    $11.98395      7,581,172
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14338    $10.62093      1,210,894
   01/01/2007 to 12/31/2007...........  $10.62093    $11.38468      4,044,715
   01/01/2008 to 12/31/2008...........  $11.38468    $ 7.82320      3,237,001
   01/01/2009 to 12/31/2009...........  $ 7.82320    $ 9.66501      3,397,038
   01/01/2010 to 12/31/2010...........  $ 9.66501    $10.75845      3,348,819
   01/01/2011 to 12/31/2011...........  $10.75845    $10.54414      3,034,514
   01/01/2012 to 12/31/2012...........  $10.54414    $11.73066      3,022,912
   01/01/2013 to 12/31/2013...........  $11.73066    $13.38514      3,026,115
   01/01/2014 to 12/31/2014...........  $13.38514    $13.90376      2,916,991
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.69604    $11.77553              0
   01/01/2007 to 12/31/2007...........  $11.77553    $11.51406              0
   01/01/2008 to 12/31/2008...........  $11.51406    $ 7.35512              0
   01/01/2009 to 12/31/2009...........  $ 7.35512    $ 8.48006         12,004
   01/01/2010 to 12/31/2010...........  $ 8.48006    $ 9.45099          9,410
   01/01/2011 to 12/31/2011...........  $ 9.45099    $ 9.58274          4,721
   01/01/2012 to 05/04/2012...........  $ 9.58274    $10.39565              0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.33925    $10.84933      1,407,551
   01/01/2007 to 12/31/2007...........  $10.84933    $11.58366      5,234,843
   01/01/2008 to 12/31/2008...........  $11.58366    $ 8.08498      4,799,295
   01/01/2009 to 12/31/2009...........  $ 8.08498    $ 9.75872      4,918,514
   01/01/2010 to 12/31/2010...........  $ 9.75872    $10.72990      4,805,610
   01/01/2011 to 12/31/2011...........  $10.72990    $10.37669      4,302,186
   01/01/2012 to 12/31/2012...........  $10.37669    $11.42526      4,177,623
   01/01/2013 to 12/31/2013...........  $11.42526    $13.15871      4,009,044
   01/01/2014 to 12/31/2014...........  $13.15871    $13.72184      3,810,961
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99767    $ 9.13787        123,178
   01/01/2012 to 12/31/2012...........  $ 9.13787    $10.00940        131,011
   01/01/2013 to 12/31/2013...........  $10.00940    $10.86224        129,242
   01/01/2014 to 12/31/2014...........  $10.86224    $11.15414        134,745
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99825    $10.46698          5,986
   01/01/2014 to 12/31/2014...........  $10.46698    $10.61323          4,354

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99883    $ 9.34895             0
   01/01/2010 to 12/31/2010...........  $ 9.34895    $10.12019             0
   01/01/2011 to 12/31/2011...........  $10.12019    $10.86255             0
   01/01/2012 to 12/31/2012...........  $10.86255    $11.07639             0
   01/01/2013 to 12/31/2013...........  $11.07639    $10.76868             0
   01/01/2014 to 12/31/2014...........  $10.76868    $10.59064             0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99826    $12.00012             0
   01/01/2009 to 12/31/2009...........  $12.00012    $11.03670             0
   01/01/2010 to 12/31/2010...........  $11.03670    $12.01294             0
   01/01/2011 to 12/31/2011...........  $12.01294    $13.35765             0
   01/01/2012 to 12/31/2012...........  $13.35765    $13.82354             0
   01/01/2013 to 12/31/2013...........  $13.82354    $13.10722             0
   01/01/2014 to 12/31/2014...........  $13.10722    $13.17292             0
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99826    $12.06868             0
   01/01/2009 to 12/31/2009...........  $12.06868    $10.90486             0
   01/01/2010 to 12/31/2010...........  $10.90486    $11.88816         1,310
   01/01/2011 to 12/31/2011...........  $11.88816    $13.49739         1,606
   01/01/2012 to 12/31/2012...........  $13.49739    $13.98700         1,112
   01/01/2013 to 12/31/2013...........  $13.98700    $13.03100             0
   01/01/2014 to 12/31/2014...........  $13.03100    $13.30075           445
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99883    $ 8.76162             0
   01/01/2010 to 12/31/2010...........  $ 8.76162    $ 9.59316        84,417
   01/01/2011 to 12/31/2011...........  $ 9.59316    $11.14555             0
   01/01/2012 to 12/31/2012...........  $11.14555    $11.60016           574
   01/01/2013 to 12/31/2013...........  $11.60016    $10.61606           106
   01/01/2014 to 12/31/2014...........  $10.61606    $11.03272             0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99767    $10.97418        72,408
   01/01/2011 to 12/31/2011...........  $10.97418    $12.92454       749,325
   01/01/2012 to 12/31/2012...........  $12.92454    $13.51172       274,620
   01/01/2013 to 12/31/2013...........  $13.51172    $12.30125         1,495
   01/01/2014 to 12/31/2014...........  $12.30125    $12.96721         1,267
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99825    $11.98335       287,319
   01/01/2012 to 12/31/2012...........  $11.98335    $12.41671       417,896
   01/01/2013 to 12/31/2013...........  $12.41671    $10.97074        16,348
   01/01/2014 to 12/31/2014...........  $10.97074    $11.85345        15,972
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99767    $10.36658       181,760
   01/01/2013 to 12/31/2013...........  $10.36658    $ 9.11332     1,115,170
   01/01/2014 to 12/31/2014...........  $ 9.11332    $10.04730       455,545
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........  $ 9.99883    $ 8.72233       541,867
   01/01/2014 to 12/31/2014...........  $ 8.72233    $ 9.78466       382,660
AST BOND PORTFOLIO 2025
   01/02/2014* to 12/31/2014..........  $ 9.99883    $11.26778       149,244
AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14502    $10.29414         1,054
   01/01/2010 to 12/31/2010...........  $10.29414    $11.46057         2,471
   01/01/2011 to 12/31/2011...........  $11.46057    $10.56090           485
   01/01/2012 to 12/31/2012...........  $10.56090    $11.70643           608
   01/01/2013 to 12/31/2013...........  $11.70643    $15.06200           194
   01/01/2014 to 12/31/2014...........  $15.06200    $16.25868           716

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.50780    $11.13289      4,496,419
   01/01/2007 to 12/31/2007...........  $11.13289    $11.95767     16,419,372
   01/01/2008 to 12/31/2008...........  $11.95767    $ 7.61582     11,788,190
   01/01/2009 to 12/31/2009...........  $ 7.61582    $ 9.34393     11,925,399
   01/01/2010 to 12/31/2010...........  $ 9.34393    $10.37074     11,755,291
   01/01/2011 to 12/31/2011...........  $10.37074    $ 9.90639     10,791,513
   01/01/2012 to 12/31/2012...........  $ 9.90639    $11.02837     10,136,164
   01/01/2013 to 12/31/2013...........  $11.02837    $13.24495     10,126,135
   01/01/2014 to 12/31/2014...........  $13.24495    $13.87306      9,731,587
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99825    $11.61702              0
   01/01/2014 to 12/31/2014...........  $11.61702    $12.92033              0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.11328    $16.02423              0
   01/01/2007 to 12/31/2007...........  $16.02423    $12.55783              0
   01/01/2008 to 12/31/2008...........  $12.55783    $ 7.98401              0
   01/01/2009 to 12/31/2009...........  $ 7.98401    $10.31138          1,515
   01/01/2010 to 12/31/2010...........  $10.31138    $12.99078          7,457
   01/01/2011 to 12/31/2011...........  $12.99078    $13.55593          3,278
   01/01/2012 to 12/31/2012...........  $13.55593    $15.30693          3,772
   01/01/2013 to 12/31/2013...........  $15.30693    $15.45428          6,265
   01/01/2014 to 12/31/2014...........  $15.45428    $19.80618          3,063
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.22169    $11.71792              0
   01/01/2007 to 12/31/2007...........  $11.71792    $ 9.43198              0
   01/01/2008 to 07/18/2008...........  $ 9.43198    $ 8.61999              0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99825    $ 9.65873         28,468
   01/01/2014 to 12/31/2014...........  $ 9.65873    $ 9.93793         36,203
AST FI PYRAMIS QUANTITATIVE PORTFOLIO
FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04361    $10.54213        662,361
   01/01/2007 to 12/31/2007...........  $10.54213    $11.20213      2,542,989
   01/01/2008 to 12/31/2008...........  $11.20213    $ 7.18420      2,005,436
   01/01/2009 to 12/31/2009...........  $ 7.18420    $ 8.71044      2,135,557
   01/01/2010 to 12/31/2010...........  $ 8.71044    $ 9.75195      2,115,980
   01/01/2011 to 12/31/2011...........  $ 9.75195    $ 9.40336      1,891,589
   01/01/2012 to 12/31/2012...........  $ 9.40336    $10.18410      1,882,053
   01/01/2013 to 12/31/2013...........  $10.18410    $11.44134      1,809,593
   01/01/2014 to 12/31/2014...........  $11.44134    $11.55347      1,740,377
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10348    $ 7.48354         51,262
   01/01/2009 to 12/31/2009...........  $ 7.48354    $ 8.88137         77,911
   01/01/2010 to 12/31/2010...........  $ 8.88137    $ 9.85295        145,351
   01/01/2011 to 12/31/2011...........  $ 9.85295    $ 9.40740        140,822
   01/01/2012 to 12/31/2012...........  $ 9.40740    $10.46483        141,677
   01/01/2013 to 12/31/2013...........  $10.46483    $12.21404        183,880
   01/01/2014 to 12/31/2014...........  $12.21404    $12.64070        194,937
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99826    $ 7.45733         97,557
   01/01/2009 to 11/13/2009...........  $ 7.45733    $ 8.30710              0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99826    $10.71445        278,408
   01/01/2013 to 12/31/2013...........  $10.71445    $13.05594        267,507
   01/01/2014 to 12/31/2014...........  $13.05594    $13.18731        277,484

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99825    $10.78251      120,815
   01/01/2014 to 12/31/2014...........  $10.78251    $10.82567      135,798
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17493    $ 6.10058            0
   01/01/2009 to 12/31/2009...........  $ 6.10058    $ 8.06833        1,440
   01/01/2010 to 12/31/2010...........  $ 8.06833    $ 9.49404        2,135
   01/01/2011 to 12/31/2011...........  $ 9.49404    $ 8.82617        1,027
   01/01/2012 to 12/31/2012...........  $ 8.82617    $10.95611        1,501
   01/01/2013 to 12/31/2013...........  $10.95611    $11.19183          270
   01/01/2014 to 12/31/2014...........  $11.19183    $12.48181          744
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.21585    $11.54033            0
   01/01/2007 to 12/31/2007...........  $11.54033    $12.87688            0
   01/01/2008 to 12/31/2008...........  $12.87688    $ 7.52930            0
   01/01/2009 to 12/31/2009...........  $ 7.52930    $11.01183       12,171
   01/01/2010 to 12/31/2010...........  $11.01183    $11.88909       11,972
   01/01/2011 to 12/31/2011...........  $11.88909    $11.17858        4,246
   01/01/2012 to 12/31/2012...........  $11.17858    $13.10590        5,627
   01/01/2013 to 12/31/2013...........  $13.10590    $16.64571        1,167
   01/01/2014 to 02/07/2014...........  $16.64571    $16.36765            0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.62847    $11.74026            0
   01/01/2007 to 12/31/2007...........  $11.74026    $12.08115            0
   01/01/2008 to 12/31/2008...........  $12.08115    $ 7.01424            0
   01/01/2009 to 12/31/2009...........  $ 7.01424    $ 8.18418        4,544
   01/01/2010 to 12/31/2010...........  $ 8.18418    $ 9.04440        5,035
   01/01/2011 to 12/31/2011...........  $ 9.04440    $ 8.36561        2,404
   01/01/2012 to 12/31/2012...........  $ 8.36561    $ 9.79991        2,697
   01/01/2013 to 12/31/2013...........  $ 9.79991    $12.81173        1,106
   01/01/2014 to 12/31/2014...........  $12.81173    $14.18909        2,189
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.09667    $10.96352            0
   01/01/2007 to 12/31/2007...........  $10.96352    $12.80795            0
   01/01/2008 to 12/31/2008...........  $12.80795    $ 7.42328            0
   01/01/2009 to 12/31/2009...........  $ 7.42328    $11.41627       12,988
   01/01/2010 to 12/31/2010...........  $11.41627    $13.39182       16,762
   01/01/2011 to 12/31/2011...........  $13.39182    $12.71994        8,299
   01/01/2012 to 12/31/2012...........  $12.71994    $14.89424       11,302
   01/01/2013 to 12/31/2013...........  $14.89424    $19.27459        8,496
   01/01/2014 to 12/31/2014...........  $19.27459    $21.04401        7,011
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08915    $ 7.59217      147,930
   01/01/2009 to 12/31/2009...........  $ 7.59217    $ 9.17026      180,458
   01/01/2010 to 12/31/2010...........  $ 9.17026    $10.01855      175,746
   01/01/2011 to 12/31/2011...........  $10.01855    $ 9.75834      153,094
   01/01/2012 to 12/31/2012...........  $ 9.75834    $10.52024      177,283
   01/01/2013 to 12/31/2013...........  $10.52024    $11.31029      152,137
   01/01/2014 to 12/31/2014...........  $11.31029    $11.51968      164,762
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03314    $ 7.62336            0
   01/01/2009 to 12/31/2009...........  $ 7.62336    $ 9.46659        9,261
   01/01/2010 to 12/31/2010...........  $ 9.46659    $11.74810       15,867
   01/01/2011 to 12/31/2011...........  $11.74810    $11.65091        5,903
   01/01/2012 to 12/31/2012...........  $11.65091    $13.19484        5,377
   01/01/2013 to 12/31/2013...........  $13.19484    $17.93083        1,547
   01/01/2014 to 12/31/2014...........  $17.93083    $18.81697        3,022

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HERNDON LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.52053    $12.71928            0
   01/01/2007 to 12/31/2007...........  $12.71928    $12.59690            0
   01/01/2008 to 12/31/2008...........  $12.59690    $ 7.73169            0
   01/01/2009 to 12/31/2009...........  $ 7.73169    $ 8.95107          179
   01/01/2010 to 12/31/2010...........  $ 8.95107    $ 9.85304          241
   01/01/2011 to 12/31/2011...........  $ 9.85304    $ 9.59855        2,850
   01/01/2012 to 12/31/2012...........  $ 9.59855    $10.65551          222
   01/01/2013 to 12/31/2013...........  $10.65551    $14.04359          690
   01/01/2014 to 12/31/2014...........  $14.04359    $13.96212           96
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.06856    $10.60878            0
   01/01/2007 to 12/31/2007...........  $10.60878    $10.64201            0
   01/01/2008 to 12/31/2008...........  $10.64201    $ 7.75677            0
   01/01/2009 to 12/31/2009...........  $ 7.75677    $10.29318        6,203
   01/01/2010 to 12/31/2010...........  $10.29318    $11.43698        5,440
   01/01/2011 to 12/31/2011...........  $11.43698    $11.55188        3,205
   01/01/2012 to 12/31/2012...........  $11.55188    $12.87737        3,425
   01/01/2013 to 12/31/2013...........  $12.87737    $13.51149          338
   01/01/2014 to 12/31/2014...........  $13.51149    $13.56529        1,017
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99177    $10.57369            0
   01/01/2007 to 12/31/2007...........  $10.57369    $12.32194            0
   01/01/2008 to 12/31/2008...........  $12.32194    $ 6.00307            0
   01/01/2009 to 12/31/2009...........  $ 6.00307    $ 7.95060        6,285
   01/01/2010 to 12/31/2010...........  $ 7.95060    $ 8.91178        9,775
   01/01/2011 to 12/31/2011...........  $ 8.91178    $ 7.59690        3,070
   01/01/2012 to 12/31/2012...........  $ 7.59690    $ 8.95135        4,045
   01/01/2013 to 12/31/2013...........  $ 8.95135    $10.43284          307
   01/01/2014 to 12/31/2014...........  $10.43284    $ 9.64884          782
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.00992    $10.83593            0
   01/01/2007 to 12/31/2007...........  $10.83593    $12.49528            0
   01/01/2008 to 12/31/2008...........  $12.49528    $ 6.84949            0
   01/01/2009 to 12/31/2009...........  $ 6.84949    $ 8.75042        6,266
   01/01/2010 to 12/31/2010...........  $ 8.75042    $ 9.51572        5,026
   01/01/2011 to 12/31/2011...........  $ 9.51572    $ 8.14664        1,987
   01/01/2012 to 12/31/2012...........  $ 8.14664    $ 9.30490        3,151
   01/01/2013 to 12/31/2013...........  $ 9.30490    $10.88229          633
   01/01/2014 to 12/31/2014...........  $10.88229    $ 9.93905        1,867
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11166    $ 7.11750       74,112
   01/01/2009 to 12/31/2009...........  $ 7.11750    $ 8.82580      159,340
   01/01/2010 to 12/31/2010...........  $ 8.82580    $ 9.83405      224,639
   01/01/2011 to 12/31/2011...........  $ 9.83405    $ 9.57260      159,150
   01/01/2012 to 12/31/2012...........  $ 9.57260    $10.64380      202,323
   01/01/2013 to 12/31/2013...........  $10.64380    $12.11634      216,670
   01/01/2014 to 12/31/2014...........  $12.11634    $12.61628      221,742
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.08901    $12.75684            0
   01/01/2007 to 12/31/2007...........  $12.75684    $13.66576            0
   01/01/2008 to 12/31/2008...........  $13.66576    $ 7.84189            0
   01/01/2009 to 12/31/2009...........  $ 7.84189    $10.43150        3,119
   01/01/2010 to 12/31/2010...........  $10.43150    $10.94417        6,612
   01/01/2011 to 12/31/2011...........  $10.94417    $ 9.73366        2,765
   01/01/2012 to 12/31/2012...........  $ 9.73366    $11.61603        4,536
   01/01/2013 to 12/31/2013...........  $11.61603    $13.11836        3,719
   01/01/2014 to 12/31/2014...........  $13.11836    $12.02474        2,027

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.92161    $11.51373             0
   01/01/2007 to 12/31/2007...........  $11.51373    $11.48901       666,826
   01/01/2008 to 12/31/2008...........  $11.48901    $ 9.26576     1,346,293
   01/01/2009 to 12/31/2009...........  $ 9.26576    $11.06807     1,367,029
   01/01/2010 to 12/31/2010...........  $11.06807    $11.62819     1,313,997
   01/01/2011 to 12/31/2011...........  $11.62819    $11.41042     1,230,668
   01/01/2012 to 12/31/2012...........  $11.41042    $12.36735     1,209,849
   01/01/2013 to 12/31/2013...........  $12.36735    $13.44281     1,111,886
   01/01/2014 to 12/31/2014...........  $13.44281    $13.87695     1,065,681
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08364    $10.28433         1,439
   01/01/2010 to 12/31/2010...........  $10.28433    $11.20726         4,975
   01/01/2011 to 12/31/2011...........  $11.20726    $11.04434         1,358
   01/01/2012 to 12/31/2012...........  $11.04434    $12.45348         1,816
   01/01/2013 to 12/31/2013...........  $12.45348    $16.64059           736
   01/01/2014 to 12/31/2014...........  $16.64059    $17.83853         5,467
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.06145    $12.19503             0
   01/01/2007 to 12/31/2007...........  $12.19503    $11.58035             0
   01/01/2008 to 12/31/2008...........  $11.58035    $ 6.63284             0
   01/01/2009 to 12/31/2009...........  $ 6.63284    $ 7.75509         1,917
   01/01/2010 to 12/31/2010...........  $ 7.75509    $ 8.59095         2,684
   01/01/2011 to 12/31/2011...........  $ 8.59095    $ 8.05852         1,122
   01/01/2012 to 12/31/2012...........  $ 8.05852    $ 9.22079         1,407
   01/01/2013 to 12/31/2013...........  $ 9.22079    $12.62489           478
   01/01/2014 to 12/31/2014...........  $12.62489    $14.05810         1,009
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.13415    $11.40202             0
   01/01/2007 to 12/31/2007...........  $11.40202    $12.83108             0
   01/01/2008 to 12/31/2008...........  $12.83108    $ 7.07655             0
   01/01/2009 to 12/31/2009...........  $ 7.07655    $ 8.98924         1,694
   01/01/2010 to 12/31/2010...........  $ 8.98924    $10.53837        10,782
   01/01/2011 to 12/31/2011...........  $10.53837    $10.22269         5,139
   01/01/2012 to 12/31/2012...........  $10.22269    $11.23474         6,538
   01/01/2013 to 12/31/2013...........  $11.23474    $15.02504         4,583
   01/01/2014 to 12/31/2014...........  $15.02504    $16.26647         9,964
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.19371    $10.65342             0
   01/01/2007 to 12/31/2007...........  $10.65342    $11.06283             0
   01/01/2008 to 12/31/2008...........  $11.06283    $ 8.31161             0
   01/01/2009 to 12/31/2009...........  $ 8.31161    $10.95231           689
   01/01/2010 to 12/31/2010...........  $10.95231    $12.16009           547
   01/01/2011 to 12/31/2011...........  $12.16009    $13.11538         1,239
   01/01/2012 to 12/31/2012...........  $13.11538    $13.60028         9,069
   01/01/2013 to 12/31/2013...........  $13.60028    $13.04772           748
   01/01/2014 to 12/31/2014...........  $13.04772    $13.58919         1,106
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.42528    $12.70063             0
   01/01/2007 to 12/31/2007...........  $12.70063    $13.60069             0
   01/01/2008 to 12/31/2008...........  $13.60069    $ 8.78861             0
   01/01/2009 to 12/31/2009...........  $ 8.78861    $11.31440         4,297
   01/01/2010 to 12/31/2010...........  $11.31440    $12.41066         4,660
   01/01/2011 to 12/31/2011...........  $12.41066    $11.76918         2,281
   01/01/2012 to 12/31/2012...........  $11.76918    $14.18000         3,263
   01/01/2013 to 12/31/2013...........  $14.18000    $17.71763           619
   01/01/2014 to 12/31/2014...........  $17.71763    $17.97436         1,522

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.03769    $11.50591            0
   01/01/2007 to 12/31/2007...........  $11.50591    $12.96421            0
   01/01/2008 to 12/31/2008...........  $12.96421    $ 8.08374            0
   01/01/2009 to 12/31/2009...........  $ 8.08374    $ 9.83697        2,118
   01/01/2010 to 12/31/2010...........  $ 9.83697    $10.86121        4,940
   01/01/2011 to 12/31/2011...........  $10.86121    $10.56972        2,353
   01/01/2012 to 12/31/2012...........  $10.56972    $12.11467        3,030
   01/01/2013 to 12/31/2013...........  $12.11467    $16.21309        1,128
   01/01/2014 to 12/31/2014...........  $16.21309    $17.25433        1,721
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99826    $10.17925            0
   01/01/2013 to 12/31/2013...........  $10.17925    $13.40346           36
   01/01/2014 to 12/31/2014...........  $13.40346    $14.46206           68
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.04019    $11.53375            0
   01/01/2007 to 12/31/2007...........  $11.53375    $11.60037            0
   01/01/2008 to 12/31/2008...........  $11.60037    $ 7.02641            0
   01/01/2009 to 12/31/2009...........  $ 7.02641    $ 9.55328        2,050
   01/01/2010 to 12/31/2010...........  $ 9.55328    $11.56022        1,739
   01/01/2011 to 12/31/2011...........  $11.56022    $10.92663        1,018
   01/01/2012 to 12/31/2012...........  $10.92663    $12.66562        1,170
   01/01/2013 to 12/31/2013...........  $12.66562    $16.41830          262
   01/01/2014 to 12/31/2014...........  $16.41830    $18.47873          674
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99943    $10.17783            0
   01/01/2007 to 12/31/2007...........  $10.17783    $10.45102            0
   01/01/2008 to 12/31/2008...........  $10.45102    $10.48777            0
   01/01/2009 to 12/31/2009...........  $10.48777    $10.29201        4,679
   01/01/2010 to 12/31/2010...........  $10.29201    $10.07791        1,595
   01/01/2011 to 12/31/2011...........  $10.07791    $ 9.86837        2,091
   01/01/2012 to 12/31/2012...........  $ 9.86837    $ 9.66107        5,370
   01/01/2013 to 12/31/2013...........  $ 9.66107    $ 9.45779          711
   01/01/2014 to 12/31/2014...........  $ 9.45779    $ 9.25875        1,625
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.64597    $11.75586            0
   01/01/2007 to 12/31/2007...........  $11.75586    $11.87182            0
   01/01/2008 to 12/31/2008...........  $11.87182    $ 6.71043            0
   01/01/2009 to 12/31/2009...........  $ 6.71043    $ 9.23915        2,923
   01/01/2010 to 12/31/2010...........  $ 9.23915    $11.16454       13,826
   01/01/2011 to 12/31/2011...........  $11.16454    $10.65842        6,220
   01/01/2012 to 12/31/2012...........  $10.65842    $12.22088        5,484
   01/01/2013 to 12/31/2013...........  $12.22088    $16.98935        7,064
   01/01/2014 to 12/31/2014...........  $16.98935    $19.00188        3,620
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02816    $10.06271            0
   01/01/2012 to 12/31/2012...........  $10.06271    $10.33058           83
   01/01/2013 to 12/31/2013...........  $10.33058    $ 9.82659          230
   01/01/2014 to 12/31/2014...........  $ 9.82659    $10.11528        1,189
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.35009    $12.60819            0
   01/01/2007 to 12/31/2007...........  $12.60819    $15.08190            0
   01/01/2008 to 12/31/2008...........  $15.08190    $ 8.38847            0
   01/01/2009 to 12/31/2009...........  $ 8.38847    $10.65813        6,503
   01/01/2010 to 12/31/2010...........  $10.65813    $13.42615        5,260
   01/01/2011 to 12/31/2011...........  $13.42615    $13.36567        4,752
   01/01/2012 to 12/31/2012...........  $13.36567    $14.70405        7,025
   01/01/2013 to 12/31/2013...........  $14.70405    $19.08876        2,878
   01/01/2014 to 12/31/2014...........  $19.08876    $20.17050        5,415

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.48889    $10.83586             0
   01/01/2007 to 12/31/2007...........  $10.83586    $12.59164             0
   01/01/2008 to 12/31/2008...........  $12.59164    $ 7.08274             0
   01/01/2009 to 12/31/2009...........  $ 7.08274    $ 8.49810         2,902
   01/01/2010 to 12/31/2010...........  $ 8.49810    $10.00545        10,445
   01/01/2011 to 04/29/2011...........  $10.00545    $11.20572             0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99826    $10.29125         5,618
   01/01/2013 to 12/31/2013...........  $10.29125    $11.98012        11,327
   01/01/2014 to 12/31/2014...........  $11.98012    $12.33061        18,954
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10100    $ 5.56220             0
   01/01/2009 to 12/31/2009...........  $ 5.56220    $ 9.06699        23,395
   01/01/2010 to 12/31/2010...........  $ 9.06699    $10.85299        37,290
   01/01/2011 to 12/31/2011...........  $10.85299    $ 8.47100        11,321
   01/01/2012 to 12/31/2012...........  $ 8.47100    $ 9.77928        16,660
   01/01/2013 to 12/31/2013...........  $ 9.77928    $ 9.59482         2,630
   01/01/2014 to 12/31/2014...........  $ 9.59482    $ 8.95297         9,982
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.02208    $10.18235             0
   01/01/2007 to 12/31/2007...........  $10.18235    $10.64459             0
   01/01/2008 to 12/31/2008...........  $10.64459    $10.53674             0
   01/01/2009 to 12/31/2009...........  $10.53674    $11.37025         1,056
   01/01/2010 to 12/31/2010...........  $11.37025    $11.56490           955
   01/01/2011 to 12/31/2011...........  $11.56490    $11.57644         3,229
   01/01/2012 to 12/31/2012...........  $11.57644    $11.86441            72
   01/01/2013 to 12/31/2013...........  $11.86441    $11.36215            14
   01/01/2014 to 12/31/2014...........  $11.36215    $11.11228            60
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97090    $10.27161             0
   01/01/2007 to 12/31/2007...........  $10.27161    $10.88965             0
   01/01/2008 to 12/31/2008...........  $10.88965    $10.41948             0
   01/01/2009 to 12/31/2009...........  $10.41948    $11.88583        36,136
   01/01/2010 to 12/31/2010...........  $11.88583    $12.53367        68,225
   01/01/2011 to 12/31/2011...........  $12.53367    $12.66037        38,568
   01/01/2012 to 12/31/2012...........  $12.66037    $13.54882        36,496
   01/01/2013 to 12/31/2013...........  $13.54882    $13.01993         6,199
   01/01/2014 to 12/31/2014...........  $13.01993    $13.28517        14,307
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.19055    $10.60497       535,175
   01/01/2007 to 12/31/2007...........  $10.60497    $11.28575     1,344,079
   01/01/2008 to 12/31/2008...........  $11.28575    $ 8.89526     2,382,521
   01/01/2009 to 12/31/2009...........  $ 8.89526    $10.45297     2,632,891
   01/01/2010 to 12/31/2010...........  $10.45297    $11.31482     2,806,427
   01/01/2011 to 12/31/2011...........  $11.31482    $11.18744     2,787,380
   01/01/2012 to 12/31/2012...........  $11.18744    $12.08780     2,965,579
   01/01/2013 to 12/31/2013...........  $12.08780    $12.92344     2,448,464
   01/01/2014 to 12/31/2014...........  $12.92344    $13.38204     2,360,050
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01817    $10.06259             0
   01/01/2012 to 12/31/2012...........  $10.06259    $10.55085            82
   01/01/2013 to 12/31/2013...........  $10.55085    $10.08987         7,789
   01/01/2014 to 12/31/2014...........  $10.08987    $10.47613         7,885

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.16332    $10.44382       814,698
   01/01/2007 to 12/31/2007...........  $10.44382    $11.39013     3,857,971
   01/01/2008 to 12/31/2008...........  $11.39013    $ 6.61081     2,981,775
   01/01/2009 to 12/31/2009...........  $ 6.61081    $ 8.15269     3,151,258
   01/01/2010 to 12/31/2010...........  $ 8.15269    $ 9.49915     3,107,509
   01/01/2011 to 12/31/2011...........  $ 9.49915    $ 8.72164     2,958,356
   01/01/2012 to 12/31/2012...........  $ 8.72164    $ 9.64095     2,931,572
   01/01/2013 to 12/31/2013...........  $ 9.64095    $11.04506     2,856,471
   01/01/2014 to 12/31/2014...........  $11.04506    $11.80709     2,784,909
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.62248    $11.42056             0
   01/01/2007 to 12/31/2007...........  $11.42056    $11.41173             0
   01/01/2008 to 12/31/2008...........  $11.41173    $ 6.84612             0
   01/01/2009 to 12/31/2009...........  $ 6.84612    $ 8.16461           911
   01/01/2010 to 12/31/2010...........  $ 8.16461    $ 9.19572         5,022
   01/01/2011 to 12/31/2011...........  $ 9.19572    $ 9.31379         2,191
   01/01/2012 to 12/31/2012...........  $ 9.31379    $10.83195         2,506
   01/01/2013 to 12/31/2013...........  $10.83195    $14.04263           712
   01/01/2014 to 12/31/2014...........  $14.04263    $16.11343         1,705
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99825    $ 8.87224             0
   01/01/2012 to 12/31/2012...........  $ 8.87224    $ 9.82808        27,035
   01/01/2013 to 12/31/2013...........  $ 9.82808    $11.77614        28,171
   01/01/2014 to 12/31/2014...........  $11.77614    $12.27770        28,331
AST RCM WORLD TRENDS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08097    $ 7.32380       172,253
   01/01/2009 to 12/31/2009...........  $ 7.32380    $ 8.84650       227,014
   01/01/2010 to 12/31/2010...........  $ 8.84650    $ 9.69251       306,433
   01/01/2011 to 12/31/2011...........  $ 9.69251    $ 9.31643       325,732
   01/01/2012 to 12/31/2012...........  $ 9.31643    $10.05781       337,244
   01/01/2013 to 12/31/2013...........  $10.05781    $11.07099       306,626
   01/01/2014 to 12/31/2014...........  $11.07099    $11.39502       302,416
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09915    $ 6.67683       132,685
   01/01/2009 to 12/31/2009...........  $ 6.67683    $ 8.29136       185,016
   01/01/2010 to 12/31/2010...........  $ 8.29136    $ 9.28112       269,568
   01/01/2011 to 12/31/2011...........  $ 9.28112    $ 8.86895       246,919
   01/01/2012 to 12/31/2012...........  $ 8.86895    $10.06261       277,585
   01/01/2013 to 12/31/2013...........  $10.06261    $11.62983       357,231
   01/01/2014 to 12/31/2014...........  $11.62983    $12.00354       399,777
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.45139    $11.03272             0
   01/01/2007 to 12/31/2007...........  $11.03272    $11.76249       253,263
   01/01/2008 to 12/31/2008...........  $11.76249    $ 8.03826       362,000
   01/01/2009 to 12/31/2009...........  $ 8.03826    $10.02627       485,785
   01/01/2010 to 12/31/2010...........  $10.02627    $10.97475       524,465
   01/01/2011 to 12/31/2011...........  $10.97475    $10.38093       509,329
   01/01/2012 to 12/31/2012...........  $10.38093    $11.29392       490,801
   01/01/2013 to 12/31/2013...........  $11.29392    $12.64847       466,420
   01/01/2014 to 12/31/2014...........  $12.64847    $12.75818       443,502

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.16315    $12.06616             0
   01/01/2007 to 12/31/2007...........  $12.06616    $13.13512             0
   01/01/2008 to 12/31/2008...........  $13.13512    $ 7.18873             0
   01/01/2009 to 12/31/2009...........  $ 7.18873    $ 9.33599         8,313
   01/01/2010 to 12/31/2010...........  $ 9.33599    $12.11421        12,965
   01/01/2011 to 12/31/2011...........  $12.11421    $10.30454         9,086
   01/01/2012 to 12/31/2012...........  $10.30454    $12.11213        12,705
   01/01/2013 to 12/31/2013...........  $12.11213    $16.69652         4,812
   01/01/2014 to 12/31/2014...........  $16.69652    $17.15266        13,937
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90474    $ 9.88267             0
   01/01/2007 to 12/31/2007...........  $ 9.88267    $10.36529             0
   01/01/2008 to 12/31/2008...........  $10.36529    $ 6.59557             0
   01/01/2009 to 12/31/2009...........  $ 6.59557    $ 8.64603         1,131
   01/01/2010 to 12/31/2010...........  $ 8.64603    $11.54673         2,961
   01/01/2011 to 12/31/2011...........  $11.54673    $11.19338         5,290
   01/01/2012 to 12/31/2012...........  $11.19338    $12.29157         7,928
   01/01/2013 to 12/31/2013...........  $12.29157    $16.26529         5,663
   01/01/2014 to 12/31/2014...........  $16.26529    $16.53096         6,034
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.93965    $12.46359             0
   01/01/2007 to 12/31/2007...........  $12.46359    $11.51553             0
   01/01/2008 to 12/31/2008...........  $11.51553    $ 7.92294             0
   01/01/2009 to 12/31/2009...........  $ 7.92294    $ 9.85035         4,057
   01/01/2010 to 12/31/2010...........  $ 9.85035    $12.14978         4,393
   01/01/2011 to 12/31/2011...........  $12.14978    $11.18351         1,973
   01/01/2012 to 12/31/2012...........  $11.18351    $12.93597         2,140
   01/01/2013 to 12/31/2013...........  $12.93597    $17.40023         3,369
   01/01/2014 to 12/31/2014...........  $17.40023    $17.93134           780
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.68518    $11.35981        40,367
   01/01/2007 to 12/31/2007...........  $11.35981    $11.82256     2,111,934
   01/01/2008 to 12/31/2008...........  $11.82256    $ 8.57089     1,594,583
   01/01/2009 to 12/31/2009...........  $ 8.57089    $10.41585     1,723,559
   01/01/2010 to 12/31/2010...........  $10.41585    $11.37298     1,812,690
   01/01/2011 to 12/31/2011...........  $11.37298    $11.35486     1,727,428
   01/01/2012 to 12/31/2012...........  $11.35486    $12.61577     1,857,530
   01/01/2013 to 12/31/2013...........  $12.61577    $14.42921     2,041,161
   01/01/2014 to 12/31/2014...........  $14.42921    $14.95605     2,081,429
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.00032    $12.20210             0
   01/01/2007 to 12/31/2007...........  $12.20210    $11.51791             0
   01/01/2008 to 12/31/2008...........  $11.51791    $ 6.55256             0
   01/01/2009 to 12/31/2009...........  $ 6.55256    $ 7.94114           840
   01/01/2010 to 12/31/2010...........  $ 7.94114    $ 8.80362         2,665
   01/01/2011 to 12/31/2011...........  $ 8.80362    $ 8.47732         1,523
   01/01/2012 to 12/31/2012...........  $ 8.47732    $ 9.73017         1,859
   01/01/2013 to 12/31/2013...........  $ 9.73017    $12.35305         3,742
   01/01/2014 to 12/31/2014...........  $12.35305    $12.99600         1,816

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.93977    $10.43471            0
   01/01/2007 to 12/31/2007...........  $10.43471    $11.05504            0
   01/01/2008 to 12/31/2008...........  $11.05504    $ 6.43180            0
   01/01/2009 to 12/31/2009...........  $ 6.43180    $ 9.65708        7,231
   01/01/2010 to 12/31/2010...........  $ 9.65708    $10.94866        7,600
   01/01/2011 to 12/31/2011...........  $10.94866    $10.53687        4,208
   01/01/2012 to 12/31/2012...........  $10.53687    $12.12848        5,446
   01/01/2013 to 12/31/2013...........  $12.12848    $17.10074        3,158
   01/01/2014 to 12/31/2014...........  $17.10074    $18.13790        1,534
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.73591    $13.26331            0
   01/01/2007 to 12/31/2007...........  $13.26331    $18.24214            0
   01/01/2008 to 12/31/2008...........  $18.24214    $ 8.93123            0
   01/01/2009 to 12/31/2009...........  $ 8.93123    $13.05802       22,340
   01/01/2010 to 12/31/2010...........  $13.05802    $15.39811       42,014
   01/01/2011 to 12/31/2011...........  $15.39811    $12.82550       10,499
   01/01/2012 to 12/31/2012...........  $12.82550    $13.00913       14,660
   01/01/2013 to 12/31/2013...........  $13.00913    $14.69414       12,567
   01/01/2014 to 12/31/2014...........  $14.69414    $13.18203        8,737
AST TEMPLETON GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.52835    $ 9.79265            0
   01/01/2007 to 12/31/2007...........  $ 9.79265    $10.51014            0
   01/01/2008 to 12/31/2008...........  $10.51014    $10.03832            0
   01/01/2009 to 12/31/2009...........  $10.03832    $11.01755        8,692
   01/01/2010 to 12/31/2010...........  $11.01755    $11.40516        8,166
   01/01/2011 to 12/31/2011...........  $11.40516    $11.62600        5,032
   01/01/2012 to 12/31/2012...........  $11.62600    $11.97556        5,387
   01/01/2013 to 12/31/2013...........  $11.97556    $11.28342          422
   01/01/2014 to 12/31/2014...........  $11.28342    $11.10740        1,465
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.62670    $11.31844            0
   01/01/2007 to 12/31/2007...........  $11.31844    $12.13812            0
   01/01/2008 to 12/31/2008...........  $12.13812    $ 6.85286            0
   01/01/2009 to 12/31/2009...........  $ 6.85286    $ 8.61586       65,688
   01/01/2010 to 12/31/2010...........  $ 8.61586    $ 9.66907       59,466
   01/01/2011 to 12/31/2011...........  $ 9.66907    $ 9.13871       38,362
   01/01/2012 to 12/31/2012...........  $ 9.13871    $ 9.93078       61,019
   01/01/2013 to 12/31/2013...........  $ 9.93078    $11.71505       83,708
   01/01/2014 to 12/31/2014...........  $11.71505    $12.09976      113,808
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99825    $ 9.97382            0
   01/01/2008 to 12/31/2008...........  $ 9.97382    $ 9.25507            0
   01/01/2009 to 12/31/2009...........  $ 9.25507    $10.11398       15,182
   01/01/2010 to 12/31/2010...........  $10.11398    $10.67324       17,950
   01/01/2011 to 12/31/2011...........  $10.67324    $11.07849        9,470
   01/01/2012 to 12/31/2012...........  $11.07849    $11.69664       11,322
   01/01/2013 to 12/31/2013...........  $11.69664    $11.27951        7,486
   01/01/2014 to 12/31/2014...........  $11.27951    $11.83691        2,545
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07798    $ 6.62220      167,263
   01/01/2009 to 12/31/2009...........  $ 6.62220    $ 8.43190      241,031
   01/01/2010 to 12/31/2010...........  $ 8.43190    $ 9.09971      350,791
   01/01/2011 to 12/31/2011...........  $ 9.09971    $ 8.75962      312,231
   01/01/2012 to 09/21/2012...........  $ 8.75962    $ 9.78063            0

* Denotes the start date of these sub-accounts

                               PREMIER X SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: SPOUSAL LIFETIME FIVE INCOME BENEFIT ONLY (2.30%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.38254    $10.93964     1,600,148
   01/01/2007 to 12/31/2007...........  $10.93964    $11.67705     3,537,461
   01/01/2008 to 12/31/2008...........  $11.67705    $ 7.78101     3,650,928
   01/01/2009 to 12/31/2009...........  $ 7.78101    $ 9.45889     4,634,630
   01/01/2010 to 12/31/2010...........  $ 9.45889    $10.35258     5,137,364
   01/01/2011 to 12/31/2011...........  $10.35258    $ 9.85110     4,511,499
   01/01/2012 to 12/31/2012...........  $ 9.85110    $10.83936     4,512,237
   01/01/2013 to 12/31/2013...........  $10.83936    $11.65248     3,980,717
   01/01/2014 to 12/31/2014...........  $11.65248    $11.82550     3,583,697
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14153    $10.60866       424,382
   01/01/2007 to 12/31/2007...........  $10.60866    $11.35477       863,059
   01/01/2008 to 12/31/2008...........  $11.35477    $ 7.79118     1,109,886
   01/01/2009 to 12/31/2009...........  $ 7.79118    $ 9.61143     1,777,502
   01/01/2010 to 12/31/2010...........  $ 9.61143    $10.68319     2,019,590
   01/01/2011 to 12/31/2011...........  $10.68319    $10.45514     1,914,200
   01/01/2012 to 12/31/2012...........  $10.45514    $11.61448     2,135,086
   01/01/2013 to 12/31/2013...........  $11.61448    $13.23315     2,097,823
   01/01/2014 to 12/31/2014...........  $13.23315    $13.72573     1,972,645
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.67819    $11.74441             0
   01/01/2007 to 12/31/2007...........  $11.74441    $11.46666             0
   01/01/2008 to 12/31/2008...........  $11.46666    $ 7.31404             0
   01/01/2009 to 12/31/2009...........  $ 7.31404    $ 8.42035        31,911
   01/01/2010 to 12/31/2010...........  $ 8.42035    $ 9.37086        45,310
   01/01/2011 to 12/31/2011...........  $ 9.37086    $ 9.48765        45,137
   01/01/2012 to 05/04/2012...........  $ 9.48765    $10.28723             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.33300    $10.83221       472,641
   01/01/2007 to 12/31/2007...........  $10.83221    $11.54845     1,257,388
   01/01/2008 to 12/31/2008...........  $11.54845    $ 8.04854     1,540,491
   01/01/2009 to 12/31/2009...........  $ 8.04854    $ 9.70059     3,064,712
   01/01/2010 to 12/31/2010...........  $ 9.70059    $10.65023     3,948,773
   01/01/2011 to 12/31/2011...........  $10.65023    $10.28464     3,425,837
   01/01/2012 to 12/31/2012...........  $10.28464    $11.30707     3,544,040
   01/01/2013 to 12/31/2013...........  $11.30707    $13.00353     3,396,895
   01/01/2014 to 12/31/2014...........  $13.00353    $13.54010     2,787,943
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99751    $ 9.12885        80,984
   01/01/2012 to 12/31/2012...........  $ 9.12885    $ 9.98474        84,304
   01/01/2013 to 12/31/2013...........  $ 9.98474    $10.81958       174,559
   01/01/2014 to 12/31/2014...........  $10.81958    $11.09402       143,374
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99813    $10.45656        16,940
   01/01/2014 to 12/31/2014...........  $10.45656    $10.58720        30,363

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14490    $10.29213             0
   01/01/2010 to 12/31/2010...........  $10.29213    $11.44159         5,126
   01/01/2011 to 12/31/2011...........  $11.44159    $10.52792         6,183
   01/01/2012 to 12/31/2012...........  $10.52792    $11.65274         7,894
   01/01/2013 to 12/31/2013...........  $11.65274    $14.97096         5,034
   01/01/2014 to 12/31/2014...........  $14.97096    $16.13666         4,729
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.50138    $11.11514     1,819,256
   01/01/2007 to 12/31/2007...........  $11.11514    $11.92105     3,806,864
   01/01/2008 to 12/31/2008...........  $11.92105    $ 7.58135     3,824,505
   01/01/2009 to 12/31/2009...........  $ 7.58135    $ 9.28814     5,711,545
   01/01/2010 to 12/31/2010...........  $ 9.28814    $10.29386     6,530,490
   01/01/2011 to 12/31/2011...........  $10.29386    $ 9.81857     5,407,760
   01/01/2012 to 12/31/2012...........  $ 9.81857    $10.91458     5,748,233
   01/01/2013 to 12/31/2013...........  $10.91458    $13.08906     6,008,938
   01/01/2014 to 12/31/2014...........  $13.08906    $13.68977     5,613,179
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99813    $11.60230        60,708
   01/01/2014 to 12/31/2014...........  $11.60230    $12.88496        65,602
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.09141    $15.98198             0
   01/01/2007 to 12/31/2007...........  $15.98198    $12.50625             0
   01/01/2008 to 12/31/2008...........  $12.50625    $ 7.93961             0
   01/01/2009 to 12/31/2009...........  $ 7.93961    $10.23905        13,457
   01/01/2010 to 12/31/2010...........  $10.23905    $12.88076        18,915
   01/01/2011 to 12/31/2011...........  $12.88076    $13.42144        29,148
   01/01/2012 to 12/31/2012...........  $13.42144    $15.13273        30,903
   01/01/2013 to 12/31/2013...........  $15.13273    $15.25591        37,076
   01/01/2014 to 12/31/2014...........  $15.25591    $19.52324        37,677
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.20289    $11.68686             0
   01/01/2007 to 12/31/2007...........  $11.68686    $ 9.39302             0
   01/01/2008 to 07/18/2008...........  $ 9.39302    $ 8.57750             0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99813    $ 9.64906             0
   01/01/2014 to 12/31/2014...........  $ 9.64906    $ 9.91332             0
AST FI PYRAMIS QUANTITATIVE PORTFOLIO
FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04179    $10.53003       373,790
   01/01/2007 to 12/31/2007...........  $10.53003    $11.17279       652,819
   01/01/2008 to 12/31/2008...........  $11.17279    $ 7.15487       684,409
   01/01/2009 to 12/31/2009...........  $ 7.15487    $ 8.66215       970,053
   01/01/2010 to 12/31/2010...........  $ 8.66215    $ 9.68378     1,094,089
   01/01/2011 to 12/31/2011...........  $ 9.68378    $ 9.32398       998,738
   01/01/2012 to 12/31/2012...........  $ 9.32398    $10.08333     1,031,065
   01/01/2013 to 12/31/2013...........  $10.08333    $11.31154     1,005,330
   01/01/2014 to 12/31/2014...........  $11.31154    $11.40557       895,614
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10344    $ 7.47620             0
   01/01/2009 to 12/31/2009...........  $ 7.47620    $ 8.85972       106,110
   01/01/2010 to 12/31/2010...........  $ 8.85972    $ 9.81450       239,549
   01/01/2011 to 12/31/2011...........  $ 9.81450    $ 9.35692       186,134
   01/01/2012 to 12/31/2012...........  $ 9.35692    $10.39334       233,489
   01/01/2013 to 12/31/2013...........  $10.39334    $12.11275       300,513
   01/01/2014 to 12/31/2014...........  $12.11275    $12.51742       288,795

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99814    $ 7.45232        12,613
   01/01/2009 to 11/13/2009...........  $ 7.45232    $ 8.29100             0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99814    $10.70381     1,597,720
   01/01/2013 to 12/31/2013...........  $10.70381    $13.02381     1,551,039
   01/01/2014 to 12/31/2014...........  $13.02381    $13.13555     1,415,550
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99813    $10.77163        51,227
   01/01/2014 to 12/31/2014...........  $10.77163    $10.79879        57,889
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17481    $ 6.09650             0
   01/01/2009 to 12/31/2009...........  $ 6.09650    $ 8.05116        11,445
   01/01/2010 to 12/31/2010...........  $ 8.05116    $ 9.46002        24,643
   01/01/2011 to 12/31/2011...........  $ 9.46002    $ 8.78163        19,788
   01/01/2012 to 12/31/2012...........  $ 8.78163    $10.88468        22,310
   01/01/2013 to 12/31/2013...........  $10.88468    $11.10256        34,587
   01/01/2014 to 12/31/2014...........  $11.10256    $12.36411        22,255
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.19701    $11.50977             0
   01/01/2007 to 12/31/2007...........  $11.50977    $12.82386             0
   01/01/2008 to 12/31/2008...........  $12.82386    $ 7.48722             0
   01/01/2009 to 12/31/2009...........  $ 7.48722    $10.93431        43,192
   01/01/2010 to 12/31/2010...........  $10.93431    $11.78814        53,396
   01/01/2011 to 12/31/2011...........  $11.78814    $11.06745        52,648
   01/01/2012 to 12/31/2012...........  $11.06745    $12.95645        58,705
   01/01/2013 to 12/31/2013...........  $12.95645    $16.43180        91,973
   01/01/2014 to 02/07/2014...........  $16.43180    $16.15486             0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.61064    $11.70917             0
   01/01/2007 to 12/31/2007...........  $11.70917    $12.03143             0
   01/01/2008 to 12/31/2008...........  $12.03143    $ 6.97511             0
   01/01/2009 to 12/31/2009...........  $ 6.97511    $ 8.12654        39,583
   01/01/2010 to 12/31/2010...........  $ 8.12654    $ 8.96759        72,779
   01/01/2011 to 12/31/2011...........  $ 8.96759    $ 8.28237        36,851
   01/01/2012 to 12/31/2012...........  $ 8.28237    $ 9.68809        42,794
   01/01/2013 to 12/31/2013...........  $ 9.68809    $12.64699        91,383
   01/01/2014 to 12/31/2014...........  $12.64699    $13.98609        72,433
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.07819    $10.93456             0
   01/01/2007 to 12/31/2007...........  $10.93456    $12.75534             0
   01/01/2008 to 12/31/2008...........  $12.75534    $ 7.38191             0
   01/01/2009 to 12/31/2009...........  $ 7.38191    $11.33587        50,108
   01/01/2010 to 12/31/2010...........  $11.33587    $13.27803        74,901
   01/01/2011 to 12/31/2011...........  $13.27803    $12.59342        48,591
   01/01/2012 to 12/31/2012...........  $12.59342    $14.72440        80,352
   01/01/2013 to 12/31/2013...........  $14.72440    $19.02687        82,634
   01/01/2014 to 12/31/2014...........  $19.02687    $20.74304        77,925
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08911    $ 7.58468         3,905
   01/01/2009 to 12/31/2009...........  $ 7.58468    $ 9.14789       502,973
   01/01/2010 to 12/31/2010...........  $ 9.14789    $ 9.97940       724,144
   01/01/2011 to 12/31/2011...........  $ 9.97940    $ 9.70594       638,997
   01/01/2012 to 12/31/2012...........  $ 9.70594    $10.44837       664,544
   01/01/2013 to 12/31/2013...........  $10.44837    $11.21657       657,922
   01/01/2014 to 12/31/2014...........  $11.21657    $11.40747       634,353

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03302    $ 7.61835             0
   01/01/2009 to 12/31/2009...........  $ 7.61835    $ 9.44641        10,566
   01/01/2010 to 12/31/2010...........  $ 9.44641    $11.70578        19,745
   01/01/2011 to 12/31/2011...........  $11.70578    $11.59196        19,295
   01/01/2012 to 12/31/2012...........  $11.59196    $13.10878        22,555
   01/01/2013 to 12/31/2013...........  $13.10878    $17.78780        61,133
   01/01/2014 to 12/31/2014...........  $17.78780    $18.63957        67,519
AST HERNDON LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.50126    $12.68570             0
   01/01/2007 to 12/31/2007...........  $12.68570    $12.54510             0
   01/01/2008 to 12/31/2008...........  $12.54510    $ 7.68854             0
   01/01/2009 to 12/31/2009...........  $ 7.68854    $ 8.88795        22,055
   01/01/2010 to 12/31/2010...........  $ 8.88795    $ 9.76915        27,202
   01/01/2011 to 12/31/2011...........  $ 9.76915    $ 9.50286        16,188
   01/01/2012 to 12/31/2012...........  $ 9.50286    $10.53358        19,902
   01/01/2013 to 12/31/2013...........  $10.53358    $13.86255        24,280
   01/01/2014 to 12/31/2014...........  $13.86255    $13.76195        25,800
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.05159    $10.58061             0
   01/01/2007 to 12/31/2007...........  $10.58061    $10.59817             0
   01/01/2008 to 12/31/2008...........  $10.59817    $ 7.71350             0
   01/01/2009 to 12/31/2009...........  $ 7.71350    $10.22092        18,211
   01/01/2010 to 12/31/2010...........  $10.22092    $11.33996        28,487
   01/01/2011 to 12/31/2011...........  $11.33996    $11.43711        24,583
   01/01/2012 to 12/31/2012...........  $11.43711    $12.73073        28,637
   01/01/2013 to 12/31/2013...........  $12.73073    $13.33806        27,634
   01/01/2014 to 12/31/2014...........  $13.33806    $13.37164        25,909
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99165    $10.56332             0
   01/01/2007 to 12/31/2007...........  $10.56332    $12.29178             0
   01/01/2008 to 12/31/2008...........  $12.29178    $ 5.97954             0
   01/01/2009 to 12/31/2009...........  $ 5.97954    $ 7.90775        34,217
   01/01/2010 to 12/31/2010...........  $ 7.90775    $ 8.85072        40,087
   01/01/2011 to 12/31/2011...........  $ 8.85072    $ 7.53378        30,791
   01/01/2012 to 12/31/2012...........  $ 7.53378    $ 8.86389        37,956
   01/01/2013 to 12/31/2013...........  $ 8.86389    $10.31589        37,684
   01/01/2014 to 12/31/2014...........  $10.31589    $ 9.52677        37,774
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.00980    $10.82527             0
   01/01/2007 to 12/31/2007...........  $10.82527    $12.46444             0
   01/01/2008 to 12/31/2008...........  $12.46444    $ 6.82250             0
   01/01/2009 to 12/31/2009...........  $ 6.82250    $ 8.70312        26,080
   01/01/2010 to 12/31/2010...........  $ 8.70312    $ 9.45037        37,505
   01/01/2011 to 12/31/2011...........  $ 9.45037    $ 8.07874        25,333
   01/01/2012 to 12/31/2012...........  $ 8.07874    $ 9.21373        32,623
   01/01/2013 to 12/31/2013...........  $ 9.21373    $10.75994        33,814
   01/01/2014 to 12/31/2014...........  $10.75994    $ 9.81286        31,209
AST INVESTMENT GRADE BOND PORTFOLIO
   04/30/2009* to 12/31/2009..........  $10.00000    $10.83253         1,635
   01/01/2010 to 12/31/2010...........  $10.83253    $11.73376         6,091
   01/01/2011 to 12/31/2011...........  $11.73376    $12.89793     3,863,808
   01/01/2012 to 12/31/2012...........  $12.89793    $13.79278     1,572,043
   01/01/2013 to 12/31/2013...........  $13.79278    $13.05358       429,073
   01/01/2014 to 12/31/2014...........  $13.05358    $13.61868       538,817

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11162    $ 7.11052        5,574
   01/01/2009 to 12/31/2009...........  $ 7.11052    $ 8.80420      492,765
   01/01/2010 to 12/31/2010...........  $ 8.80420    $ 9.79553      752,454
   01/01/2011 to 12/31/2011...........  $ 9.79553    $ 9.52105      590,661
   01/01/2012 to 12/31/2012...........  $ 9.52105    $10.57078      712,315
   01/01/2013 to 12/31/2013...........  $10.57078    $12.01556      772,774
   01/01/2014 to 12/31/2014...........  $12.01556    $12.49292      733,956
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.06881    $12.72312            0
   01/01/2007 to 12/31/2007...........  $12.72312    $13.60959            0
   01/01/2008 to 12/31/2008...........  $13.60959    $ 7.79817            0
   01/01/2009 to 12/31/2009...........  $ 7.79817    $10.35804      142,828
   01/01/2010 to 12/31/2010...........  $10.35804    $10.85122       97,893
   01/01/2011 to 12/31/2011...........  $10.85122    $ 9.63698       79,641
   01/01/2012 to 12/31/2012...........  $ 9.63698    $11.48382       88,347
   01/01/2013 to 12/31/2013...........  $11.48382    $12.94997      139,829
   01/01/2014 to 12/31/2014...........  $12.94997    $11.85292      132,671
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.90341    $11.48321            0
   01/01/2007 to 12/31/2007...........  $11.48321    $11.44173      135,916
   01/01/2008 to 12/31/2008...........  $11.44173    $ 9.21405      389,245
   01/01/2009 to 12/31/2009...........  $ 9.21405    $10.99024      491,443
   01/01/2010 to 12/31/2010...........  $10.99024    $11.52951      515,178
   01/01/2011 to 12/31/2011...........  $11.52951    $11.29693      465,852
   01/01/2012 to 12/31/2012...........  $11.29693    $12.22630      488,641
   01/01/2013 to 12/31/2013...........  $12.22630    $13.27000      471,230
   01/01/2014 to 12/31/2014...........  $13.27000    $13.67845      432,935
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08352    $10.28234            0
   01/01/2010 to 12/31/2010...........  $10.28234    $11.18859       12,626
   01/01/2011 to 12/31/2011...........  $11.18859    $11.00994        4,099
   01/01/2012 to 12/31/2012...........  $11.00994    $12.39649        4,790
   01/01/2013 to 12/31/2013...........  $12.39649    $16.54020        3,186
   01/01/2014 to 12/31/2014...........  $16.54020    $17.70496        3,105
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.04291    $12.16274            0
   01/01/2007 to 12/31/2007...........  $12.16274    $11.53283            0
   01/01/2008 to 12/31/2008...........  $11.53283    $ 6.59589            0
   01/01/2009 to 12/31/2009...........  $ 6.59589    $ 7.70055        7,953
   01/01/2010 to 12/31/2010...........  $ 7.70055    $ 8.51795        4,112
   01/01/2011 to 12/31/2011...........  $ 8.51795    $ 7.97841        2,793
   01/01/2012 to 12/31/2012...........  $ 7.97841    $ 9.11568        2,856
   01/01/2013 to 12/31/2013...........  $ 9.11568    $12.46280       31,071
   01/01/2014 to 12/31/2014...........  $12.46280    $13.85728       38,880
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.11556    $11.37187            0
   01/01/2007 to 12/31/2007...........  $11.37187    $12.77831            0
   01/01/2008 to 12/31/2008...........  $12.77831    $ 7.03710            0
   01/01/2009 to 12/31/2009...........  $ 7.03710    $ 8.92597      155,405
   01/01/2010 to 12/31/2010...........  $ 8.92597    $10.44883       97,355
   01/01/2011 to 12/31/2011...........  $10.44883    $10.12099       82,837
   01/01/2012 to 12/31/2012...........  $10.12099    $11.10653      100,725
   01/01/2013 to 12/31/2013...........  $11.10653    $14.83180       91,008
   01/01/2014 to 12/31/2014...........  $14.83180    $16.03371      175,341

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.17666    $10.62529            0
   01/01/2007 to 12/31/2007...........  $10.62529    $11.01730            0
   01/01/2008 to 12/31/2008...........  $11.01730    $ 8.26531            0
   01/01/2009 to 12/31/2009...........  $ 8.26531    $10.87532       24,230
   01/01/2010 to 12/31/2010...........  $10.87532    $12.05706       31,946
   01/01/2011 to 12/31/2011...........  $12.05706    $12.98528       41,423
   01/01/2012 to 12/31/2012...........  $12.98528    $13.44559       55,025
   01/01/2013 to 12/31/2013...........  $13.44559    $12.88038       39,803
   01/01/2014 to 12/31/2014...........  $12.88038    $13.39520       62,927
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.40619    $12.66709            0
   01/01/2007 to 12/31/2007...........  $12.66709    $13.54490            0
   01/01/2008 to 12/31/2008...........  $13.54490    $ 8.73970            0
   01/01/2009 to 12/31/2009...........  $ 8.73970    $11.23486       57,798
   01/01/2010 to 12/31/2010...........  $11.23486    $12.30530      124,310
   01/01/2011 to 12/31/2011...........  $12.30530    $11.65219       67,237
   01/01/2012 to 12/31/2012...........  $11.65219    $14.01846      113,194
   01/01/2013 to 12/31/2013...........  $14.01846    $17.49024      130,064
   01/01/2014 to 12/31/2014...........  $17.49024    $17.71763      123,917
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.01921    $11.47554            0
   01/01/2007 to 12/31/2007...........  $11.47554    $12.91081            0
   01/01/2008 to 12/31/2008...........  $12.91081    $ 8.03870            0
   01/01/2009 to 12/31/2009...........  $ 8.03870    $ 9.76781        7,646
   01/01/2010 to 12/31/2010...........  $ 9.76781    $10.76895       12,348
   01/01/2011 to 12/31/2011...........  $10.76895    $10.46467       14,878
   01/01/2012 to 12/31/2012...........  $10.46467    $11.97661       15,312
   01/01/2013 to 12/31/2013...........  $11.97661    $16.00478       21,911
   01/01/2014 to 12/31/2014...........  $16.00478    $17.00761       18,794
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99814    $10.17373            0
   01/01/2013 to 12/31/2013...........  $10.17373    $13.37657            0
   01/01/2014 to 12/31/2014...........  $13.37657    $14.41184        5,230
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.02184    $11.50338            0
   01/01/2007 to 12/31/2007...........  $11.50338    $11.55277            0
   01/01/2008 to 12/31/2008...........  $11.55277    $ 6.98732            0
   01/01/2009 to 12/31/2009...........  $ 6.98732    $ 9.48619       13,814
   01/01/2010 to 12/31/2010...........  $ 9.48619    $11.46229       17,737
   01/01/2011 to 12/31/2011...........  $11.46229    $10.81819        9,906
   01/01/2012 to 12/31/2012...........  $10.81819    $12.52141        8,944
   01/01/2013 to 12/31/2013...........  $12.52141    $16.20755        8,997
   01/01/2014 to 12/31/2014...........  $16.20755    $18.21469        6,848
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99931    $10.16774            0
   01/01/2007 to 12/31/2007...........  $10.16774    $10.42533            0
   01/01/2008 to 12/31/2008...........  $10.42533    $10.44662            0
   01/01/2009 to 12/31/2009...........  $10.44662    $10.23676       21,842
   01/01/2010 to 12/31/2010...........  $10.23676    $10.00912       68,352
   01/01/2011 to 12/31/2011...........  $10.00912    $ 9.78655      141,326
   01/01/2012 to 12/31/2012...........  $ 9.78655    $ 9.56663       94,510
   01/01/2013 to 12/31/2013...........  $ 9.56663    $ 9.35158       42,614
   01/01/2014 to 12/31/2014...........  $ 9.35158    $ 9.14136       46,699

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.62655    $11.72486            0
   01/01/2007 to 12/31/2007...........  $11.72486    $11.82312            0
   01/01/2008 to 12/31/2008...........  $11.82312    $ 6.67312            0
   01/01/2009 to 12/31/2009...........  $ 6.67312    $ 9.17426       90,627
   01/01/2010 to 12/31/2010...........  $ 9.17426    $11.06988       85,558
   01/01/2011 to 12/31/2011...........  $11.06988    $10.55254       65,485
   01/01/2012 to 12/31/2012...........  $10.55254    $12.08173      104,204
   01/01/2013 to 12/31/2013...........  $12.08173    $16.77143      156,285
   01/01/2014 to 12/31/2014...........  $16.77143    $18.73061      143,373
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02804    $10.06016          739
   01/01/2012 to 12/31/2012...........  $10.06016    $10.31283       10,806
   01/01/2013 to 12/31/2013...........  $10.31283    $ 9.79532            0
   01/01/2014 to 12/31/2014...........  $ 9.79532    $10.06817        5,345
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.32946    $12.57489            0
   01/01/2007 to 12/31/2007...........  $12.57489    $15.01983            0
   01/01/2008 to 12/31/2008...........  $15.01983    $ 8.34158            0
   01/01/2009 to 12/31/2009...........  $ 8.34158    $10.58299       58,714
   01/01/2010 to 12/31/2010...........  $10.58299    $13.31188      100,724
   01/01/2011 to 12/31/2011...........  $13.31188    $13.23245       11,315
   01/01/2012 to 12/31/2012...........  $13.23245    $14.53608       14,492
   01/01/2013 to 12/31/2013...........  $14.53608    $18.84307       15,086
   01/01/2014 to 12/31/2014...........  $18.84307    $19.88175       14,407
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.46967    $10.80728            0
   01/01/2007 to 12/31/2007...........  $10.80728    $12.53991            0
   01/01/2008 to 12/31/2008...........  $12.53991    $ 7.04323            0
   01/01/2009 to 12/31/2009...........  $ 7.04323    $ 8.43830       17,360
   01/01/2010 to 12/31/2010...........  $ 8.43830    $ 9.92054       18,659
   01/01/2011 to 04/29/2011...........  $ 9.92054    $11.10530            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99814    $10.28113       48,057
   01/01/2013 to 12/31/2013...........  $10.28113    $11.95086       39,921
   01/01/2014 to 12/31/2014...........  $11.95086    $12.28242       35,666
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10088    $ 5.55848            0
   01/01/2009 to 12/31/2009...........  $ 5.55848    $ 9.04757      181,323
   01/01/2010 to 12/31/2010...........  $ 9.04757    $10.81385      328,792
   01/01/2011 to 12/31/2011...........  $10.81385    $ 8.42811      104,981
   01/01/2012 to 12/31/2012...........  $ 8.42811    $ 9.71539      134,770
   01/01/2013 to 12/31/2013...........  $ 9.71539    $ 9.51805      170,990
   01/01/2014 to 12/31/2014...........  $ 9.51805    $ 8.86830      166,376
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.00525    $10.15533            0
   01/01/2007 to 12/31/2007...........  $10.15533    $10.60065            0
   01/01/2008 to 12/31/2008...........  $10.60065    $10.47781            0
   01/01/2009 to 12/31/2009...........  $10.47781    $11.29002       29,049
   01/01/2010 to 12/31/2010...........  $11.29002    $11.46655       31,539
   01/01/2011 to 12/31/2011...........  $11.46655    $11.46118       35,983
   01/01/2012 to 12/31/2012...........  $11.46118    $11.72899       37,863
   01/01/2013 to 12/31/2013...........  $11.72899    $11.21591       74,755
   01/01/2014 to 12/31/2014...........  $11.21591    $10.95294       27,047

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97078    $10.26154             0
   01/01/2007 to 12/31/2007...........  $10.26154    $10.86301             0
   01/01/2008 to 12/31/2008...........  $10.86301    $10.37888             0
   01/01/2009 to 12/31/2009...........  $10.37888    $11.82223       353,561
   01/01/2010 to 12/31/2010...........  $11.82223    $12.44845       853,716
   01/01/2011 to 12/31/2011...........  $12.44845    $12.55575       603,368
   01/01/2012 to 12/31/2012...........  $12.55575    $13.41715       665,696
   01/01/2013 to 12/31/2013...........  $13.41715    $12.87458       559,958
   01/01/2014 to 12/31/2014...........  $12.87458    $13.11750       482,999
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.18438    $10.58832       181,115
   01/01/2007 to 12/31/2007...........  $10.58832    $11.25143       231,885
   01/01/2008 to 12/31/2008...........  $11.25143    $ 8.85527       671,591
   01/01/2009 to 12/31/2009...........  $ 8.85527    $10.39060     1,642,238
   01/01/2010 to 12/31/2010...........  $10.39060    $11.23093     1,684,823
   01/01/2011 to 12/31/2011...........  $11.23093    $11.08818     1,648,105
   01/01/2012 to 12/31/2012...........  $11.08818    $11.96291     1,806,643
   01/01/2013 to 12/31/2013...........  $11.96291    $12.77116     1,623,563
   01/01/2014 to 12/31/2014...........  $12.77116    $13.20504     1,494,637
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01805    $10.06005         1,282
   01/01/2012 to 12/31/2012...........  $10.06005    $10.53264         1,648
   01/01/2013 to 12/31/2013...........  $10.53264    $10.05767       112,440
   01/01/2014 to 12/31/2014...........  $10.05767    $10.42743       109,431
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.16144    $10.43165       283,763
   01/01/2007 to 12/31/2007...........  $10.43165    $11.36002       659,236
   01/01/2008 to 12/31/2008...........  $11.36002    $ 6.58367       655,583
   01/01/2009 to 12/31/2009...........  $ 6.58367    $ 8.10732     1,532,700
   01/01/2010 to 12/31/2010...........  $ 8.10732    $ 9.43250     1,911,779
   01/01/2011 to 12/31/2011...........  $ 9.43250    $ 8.64767     1,594,603
   01/01/2012 to 12/31/2012...........  $ 8.64767    $ 9.54508     1,783,198
   01/01/2013 to 12/31/2013...........  $ 9.54508    $10.91902     1,446,643
   01/01/2014 to 12/31/2014...........  $10.91902    $11.65528     1,396,560
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.60473    $11.39044             0
   01/01/2007 to 12/31/2007...........  $11.39044    $11.36487             0
   01/01/2008 to 12/31/2008...........  $11.36487    $ 6.80785             0
   01/01/2009 to 12/31/2009...........  $ 6.80785    $ 8.10701        36,891
   01/01/2010 to 12/31/2010...........  $ 8.10701    $ 9.11744        54,039
   01/01/2011 to 12/31/2011...........  $ 9.11744    $ 9.22101        34,037
   01/01/2012 to 12/31/2012...........  $ 9.22101    $10.70831        40,383
   01/01/2013 to 12/31/2013...........  $10.70831    $13.86199        57,740
   01/01/2014 to 12/31/2014...........  $13.86199    $15.88287        47,998
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99813    $ 8.86352             0
   01/01/2012 to 12/31/2012...........  $ 8.86352    $ 9.80389             0
   01/01/2013 to 12/31/2013...........  $ 9.80389    $11.73000             0
   01/01/2014 to 12/31/2014...........  $11.73000    $12.21170             0
AST RCM WORLD TRENDS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08093    $ 7.31661         6,340
   01/01/2009 to 12/31/2009...........  $ 7.31661    $ 8.82485       737,299
   01/01/2010 to 12/31/2010...........  $ 8.82485    $ 9.65463     1,444,005
   01/01/2011 to 12/31/2011...........  $ 9.65463    $ 9.26641     1,175,865
   01/01/2012 to 12/31/2012...........  $ 9.26641    $ 9.98915     1,264,108
   01/01/2013 to 12/31/2013...........  $ 9.98915    $10.97919     1,082,425
   01/01/2014 to 12/31/2014...........  $10.97919    $11.28386     1,011,129

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09911    $ 6.67029         5,346
   01/01/2009 to 12/31/2009...........  $ 6.67029    $ 8.27102       539,801
   01/01/2010 to 12/31/2010...........  $ 8.27102    $ 9.24479     1,143,600
   01/01/2011 to 12/31/2011...........  $ 9.24479    $ 8.82135       769,975
   01/01/2012 to 12/31/2012...........  $ 8.82135    $ 9.99402       986,280
   01/01/2013 to 12/31/2013...........  $ 9.99402    $11.53373     1,100,674
   01/01/2014 to 12/31/2014...........  $11.53373    $11.88687     1,085,434
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.43396    $11.00360             0
   01/01/2007 to 12/31/2007...........  $11.00360    $11.71424        33,547
   01/01/2008 to 12/31/2008...........  $11.71424    $ 7.99351        66,817
   01/01/2009 to 12/31/2009...........  $ 7.99351    $ 9.95586       897,972
   01/01/2010 to 12/31/2010...........  $ 9.95586    $10.88156     1,422,432
   01/01/2011 to 12/31/2011...........  $10.88156    $10.27765     1,103,568
   01/01/2012 to 12/31/2012...........  $10.27765    $11.16511     1,197,387
   01/01/2013 to 12/31/2013...........  $11.16511    $12.48579     1,149,605
   01/01/2014 to 12/31/2014...........  $12.48579    $12.57570       885,007
AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.14275    $12.03427             0
   01/01/2007 to 12/31/2007...........  $12.03427    $13.08104             0
   01/01/2008 to 12/31/2008...........  $13.08104    $ 7.14856             0
   01/01/2009 to 12/31/2009...........  $ 7.14856    $ 9.27013        13,008
   01/01/2010 to 12/31/2010...........  $ 9.27013    $12.01118        17,888
   01/01/2011 to 12/31/2011...........  $12.01118    $10.20193        29,595
   01/01/2012 to 12/31/2012...........  $10.20193    $11.97389        31,151
   01/01/2013 to 12/31/2013...........  $11.97389    $16.48166        60,143
   01/01/2014 to 12/31/2014...........  $16.48166    $16.90710        50,003
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90461    $ 9.87296             0
   01/01/2007 to 12/31/2007...........  $ 9.87296    $10.33994             0
   01/01/2008 to 12/31/2008...........  $10.33994    $ 6.56974             0
   01/01/2009 to 12/31/2009...........  $ 6.56974    $ 8.59961        59,475
   01/01/2010 to 12/31/2010...........  $ 8.59961    $11.46782        35,079
   01/01/2011 to 12/31/2011...........  $11.46782    $11.10068        27,464
   01/01/2012 to 12/31/2012...........  $11.10068    $12.17187        46,563
   01/01/2013 to 12/31/2013...........  $12.17187    $16.08335        50,452
   01/01/2014 to 12/31/2014...........  $16.08335    $16.32209        48,610
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.91975    $12.43066             0
   01/01/2007 to 12/31/2007...........  $12.43066    $11.46817             0
   01/01/2008 to 12/31/2008...........  $11.46817    $ 7.87877             0
   01/01/2009 to 12/31/2009...........  $ 7.87877    $ 9.78101         9,018
   01/01/2010 to 12/31/2010...........  $ 9.78101    $12.04659         9,707
   01/01/2011 to 12/31/2011...........  $12.04659    $11.07233         7,017
   01/01/2012 to 12/31/2012...........  $11.07233    $12.78859         9,087
   01/01/2013 to 12/31/2013...........  $12.78859    $17.17681         9,357
   01/01/2014 to 12/31/2014...........  $17.17681    $17.67519         9,046

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.66736    $11.32989        21,780
   01/01/2007 to 12/31/2007...........  $11.32989    $11.77409       403,206
   01/01/2008 to 12/31/2008...........  $11.77409    $ 8.52312       539,620
   01/01/2009 to 12/31/2009...........  $ 8.52312    $10.34266     1,395,565
   01/01/2010 to 12/31/2010...........  $10.34266    $11.27647     1,658,234
   01/01/2011 to 12/31/2011...........  $11.27647    $11.24209     1,517,587
   01/01/2012 to 12/31/2012...........  $11.24209    $12.47207     1,598,339
   01/01/2013 to 12/31/2013...........  $12.47207    $14.24387     1,545,629
   01/01/2014 to 12/31/2014...........  $14.24387    $14.74231     1,456,615
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.98195    $12.16986             0
   01/01/2007 to 12/31/2007...........  $12.16986    $11.47051             0
   01/01/2008 to 12/31/2008...........  $11.47051    $ 6.51593             0
   01/01/2009 to 12/31/2009...........  $ 6.51593    $ 7.88518       196,455
   01/01/2010 to 12/31/2010...........  $ 7.88518    $ 8.72888       165,639
   01/01/2011 to 12/31/2011...........  $ 8.72888    $ 8.39306       117,627
   01/01/2012 to 12/31/2012...........  $ 8.39306    $ 9.61933       204,870
   01/01/2013 to 12/31/2013...........  $ 9.61933    $12.19460       208,100
   01/01/2014 to 12/31/2014...........  $12.19460    $12.81051       229,398
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.93965    $10.42445             0
   01/01/2007 to 12/31/2007...........  $10.42445    $11.02786             0
   01/01/2008 to 12/31/2008...........  $11.02786    $ 6.40651             0
   01/01/2009 to 12/31/2009...........  $ 6.40651    $ 9.60494       180,759
   01/01/2010 to 12/31/2010...........  $ 9.60494    $10.87354       148,566
   01/01/2011 to 12/31/2011...........  $10.87354    $10.44927        96,780
   01/01/2012 to 12/31/2012...........  $10.44927    $12.00993       170,072
   01/01/2013 to 12/31/2013...........  $12.00993    $16.90868       171,872
   01/01/2014 to 12/31/2014...........  $16.90868    $17.90792       180,790
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.71289    $13.22824             0
   01/01/2007 to 12/31/2007...........  $13.22824    $18.16705             0
   01/01/2008 to 12/31/2008...........  $18.16705    $ 8.88133             0
   01/01/2009 to 12/31/2009...........  $ 8.88133    $12.96586        34,738
   01/01/2010 to 12/31/2010...........  $12.96586    $15.26697       168,286
   01/01/2011 to 12/31/2011...........  $15.26697    $12.69771        49,337
   01/01/2012 to 12/31/2012...........  $12.69771    $12.86055        69,274
   01/01/2013 to 12/31/2013...........  $12.86055    $14.50493        39,702
   01/01/2014 to 12/31/2014...........  $14.50493    $12.99312        39,180
AST TEMPLETON GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.51240    $ 9.76680             0
   01/01/2007 to 12/31/2007...........  $ 9.76680    $10.46691             0
   01/01/2008 to 12/31/2008...........  $10.46691    $ 9.98246             0
   01/01/2009 to 12/31/2009...........  $ 9.98246    $10.94031        25,100
   01/01/2010 to 12/31/2010...........  $10.94031    $11.30855        37,393
   01/01/2011 to 12/31/2011...........  $11.30855    $11.51060        33,700
   01/01/2012 to 12/31/2012...........  $11.51060    $11.83935        37,344
   01/01/2013 to 12/31/2013...........  $11.83935    $11.13870        27,862
   01/01/2014 to 12/31/2014...........  $11.13870    $10.94878        24,645

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.62035    $11.30056             0
   01/01/2007 to 12/31/2007...........  $11.30056    $12.10105             0
   01/01/2008 to 12/31/2008...........  $12.10105    $ 6.82187             0
   01/01/2009 to 12/31/2009...........  $ 6.82187    $ 8.56459        39,138
   01/01/2010 to 12/31/2010...........  $ 8.56459    $ 9.59753        71,363
   01/01/2011 to 12/31/2011...........  $ 9.59753    $ 9.05781        73,122
   01/01/2012 to 12/31/2012...........  $ 9.05781    $ 9.82842        83,022
   01/01/2013 to 12/31/2013...........  $ 9.82842    $11.57734       151,360
   01/01/2014 to 12/31/2014...........  $11.57734    $11.93989       200,960
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99813    $ 9.97203             0
   01/01/2008 to 12/31/2008...........  $ 9.97203    $ 9.23980             0
   01/01/2009 to 12/31/2009...........  $ 9.23980    $10.08246       174,062
   01/01/2010 to 12/31/2010...........  $10.08246    $10.62443       154,181
   01/01/2011 to 12/31/2011...........  $10.62443    $11.01173       115,301
   01/01/2012 to 12/31/2012...........  $11.01173    $11.60902       179,664
   01/01/2013 to 12/31/2013...........  $11.60902    $11.17857       230,627
   01/01/2014 to 12/31/2014...........  $11.17857    $11.71370       252,993
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07794    $ 6.61569         2,128
   01/01/2009 to 12/31/2009...........  $ 6.61569    $ 8.41122     1,019,921
   01/01/2010 to 12/31/2010...........  $ 8.41122    $ 9.06421     1,782,273
   01/01/2011 to 12/31/2011...........  $ 9.06421    $ 8.71266     1,450,259
   01/01/2012 to 09/21/2012...........  $ 8.71266    $ 9.71788             0

* Denotes the start date of these sub-accounts

                               PREMIER X SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

          ACCUMULATION UNIT VALUES: WITH COMBO 5%/HAV 80 BPS (2.35%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.75834    $ 9.43986     4,252,347
   01/01/2010 to 12/31/2010...........  $ 9.43986    $10.32669     4,627,984
   01/01/2011 to 12/31/2011...........  $10.32669    $ 9.82155     4,134,047
   01/01/2012 to 12/31/2012...........  $ 9.82155    $10.80162     4,142,341
   01/01/2013 to 12/31/2013...........  $10.80162    $11.60621     3,797,166
   01/01/2014 to 12/31/2014...........  $11.60621    $11.77279     3,432,204
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.76909    $ 9.59354     1,512,563
   01/01/2010 to 12/31/2010...........  $ 9.59354    $10.65815     1,845,579
   01/01/2011 to 12/31/2011...........  $10.65815    $10.42545     1,631,826
   01/01/2012 to 12/31/2012...........  $10.42545    $11.57599     1,978,813
   01/01/2013 to 12/31/2013...........  $11.57599    $13.18283     2,018,738
   01/01/2014 to 12/31/2014...........  $13.18283    $13.66683     1,951,682
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.80294    $ 8.40065         9,247
   01/01/2010 to 12/31/2010...........  $ 8.40065    $ 9.34431        11,631
   01/01/2011 to 12/31/2011...........  $ 9.34431    $ 9.45612        18,869
   01/01/2012 to 05/04/2012...........  $ 9.45612    $10.25131             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.07145    $ 9.68123     6,554,519
   01/01/2010 to 12/31/2010...........  $ 9.68123    $10.62384     7,582,411
   01/01/2011 to 12/31/2011...........  $10.62384    $10.25414     6,755,067
   01/01/2012 to 12/31/2012...........  $10.25414    $11.26816     6,690,157
   01/01/2013 to 12/31/2013...........  $11.26816    $12.95246     6,282,078
   01/01/2014 to 12/31/2014...........  $12.95246    $13.48039     5,747,290
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99745    $ 9.12583     2,850,644
   01/01/2012 to 12/31/2012...........  $ 9.12583    $ 9.97661     2,504,221
   01/01/2013 to 12/31/2013...........  $ 9.97661    $10.80546     2,282,040
   01/01/2014 to 12/31/2014...........  $10.80546    $11.07411     2,068,351
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99809    $10.45312             0
   01/01/2014 to 12/31/2014...........  $10.45312    $10.57853         3,970
AST BOND PORTFOLIO 2016
   05/01/2009 to 12/31/2009...........  $ 9.66533    $ 9.33072             0
   01/01/2010 to 12/31/2010...........  $ 9.33072    $10.08070             0
   01/01/2011 to 12/31/2011...........  $10.08070    $10.79913             0
   01/01/2012 to 12/31/2012...........  $10.79913    $10.99016             0
   01/01/2013 to 12/31/2013...........  $10.99016    $10.66395             0
   01/01/2014 to 12/31/2014...........  $10.66395    $10.46711             0
AST BOND PORTFOLIO 2018
   05/01/2009 to 12/31/2009...........  $11.29399    $10.99506       157,323
   01/01/2010 to 12/31/2010...........  $10.99506    $11.94428        79,553
   01/01/2011 to 12/31/2011...........  $11.94428    $13.25529        38,886
   01/01/2012 to 12/31/2012...........  $13.25529    $13.69068        30,006
   01/01/2013 to 12/31/2013...........  $13.69068    $12.95592         8,130
   01/01/2014 to 12/31/2014...........  $12.95592    $12.99545         8,125

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2019
   05/01/2009 to 12/31/2009...........  $11.25511    $10.86376        55,243
   01/01/2010 to 12/31/2010...........  $10.86376    $11.82023       117,733
   01/01/2011 to 12/31/2011...........  $11.82023    $13.39413        94,375
   01/01/2012 to 12/31/2012...........  $13.39413    $13.85289        69,766
   01/01/2013 to 12/31/2013...........  $13.85289    $12.88083        30,534
   01/01/2014 to 12/31/2014...........  $12.88083    $13.12176        28,718
AST BOND PORTFOLIO 2020
   05/01/2009 to 12/31/2009...........  $ 9.35768    $ 8.74446             0
   01/01/2010 to 12/31/2010...........  $ 8.74446    $ 9.55565        48,213
   01/01/2011 to 12/31/2011...........  $ 9.55565    $11.08034        13,583
   01/01/2012 to 12/31/2012...........  $11.08034    $11.50966         2,510
   01/01/2013 to 12/31/2013...........  $11.50966    $10.51262             0
   01/01/2014 to 12/31/2014...........  $10.51262    $10.90380             0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99745    $10.95270        70,632
   01/01/2011 to 12/31/2011...........  $10.95270    $12.87421        34,741
   01/01/2012 to 12/31/2012...........  $12.87421    $13.43279         8,558
   01/01/2013 to 12/31/2013...........  $13.43279    $12.20553             0
   01/01/2014 to 12/31/2014...........  $12.20553    $12.84121             0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99809    $11.96009        78,715
   01/01/2012 to 12/31/2012...........  $11.96009    $12.36832        47,478
   01/01/2013 to 12/31/2013...........  $12.36832    $10.90661             0
   01/01/2014 to 12/31/2014...........  $10.90661    $11.76109             0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99746    $10.34627        68,897
   01/01/2013 to 12/31/2013...........  $10.34627    $ 9.07766       207,444
   01/01/2014 to 12/31/2014...........  $ 9.07766    $ 9.98847        53,885
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........  $ 9.99873    $ 8.70520        56,592
   01/01/2014 to 12/31/2014...........  $ 8.70520    $ 9.74626        29,841
AST BOND PORTFOLIO 2025
   01/02/2014* to 12/31/2014..........  $ 9.99873    $11.24581        55,718
AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14486    $10.29149         6,043
   01/01/2010 to 12/31/2010...........  $10.29149    $11.43520        41,637
   01/01/2011 to 12/31/2011...........  $11.43520    $10.51686        23,719
   01/01/2012 to 12/31/2012...........  $10.51686    $11.63480        26,385
   01/01/2013 to 12/31/2013...........  $11.63480    $14.94057        27,729
   01/01/2014 to 12/31/2014...........  $14.94057    $16.09598        25,742
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.57101    $ 9.26952     5,034,909
   01/01/2010 to 12/31/2010...........  $ 9.26952    $10.26814     6,212,739
   01/01/2011 to 12/31/2011...........  $10.26814    $ 9.78927     5,138,561
   01/01/2012 to 12/31/2012...........  $ 9.78927    $10.87660     5,417,142
   01/01/2013 to 12/31/2013...........  $10.87660    $13.03710     5,557,153
   01/01/2014 to 12/31/2014...........  $13.03710    $13.62879     5,356,872
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99809    $11.59758           849
   01/01/2014 to 12/31/2014...........  $11.59758    $12.87345         4,712

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.77850    $10.21482        13,319
   01/01/2010 to 12/31/2010...........  $10.21482    $12.84404        26,665
   01/01/2011 to 12/31/2011...........  $12.84404    $13.37666        16,530
   01/01/2012 to 12/31/2012...........  $13.37666    $15.07483        28,389
   01/01/2013 to 12/31/2013...........  $15.07483    $15.19011        31,471
   01/01/2014 to 12/31/2014...........  $15.19011    $19.42952        32,625
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99809    $ 9.64589         5,934
   01/01/2014 to 12/31/2014...........  $ 9.64589    $ 9.90521         9,050
AST FI PYRAMIS QUANTITATIVE PORTFOLIO
FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.05134    $ 8.64605       963,011
   01/01/2010 to 12/31/2010...........  $ 8.64605    $ 9.66094     1,503,201
   01/01/2011 to 12/31/2011...........  $ 9.66094    $ 9.29742     1,212,660
   01/01/2012 to 12/31/2012...........  $ 9.29742    $10.04957     1,337,469
   01/01/2013 to 12/31/2013...........  $10.04957    $11.26814     1,394,472
   01/01/2014 to 12/31/2014...........  $11.26814    $11.35634     1,202,583
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.42635    $ 8.85245       180,716
   01/01/2010 to 12/31/2010...........  $ 8.85245    $ 9.80162       264,585
   01/01/2011 to 12/31/2011...........  $ 9.80162    $ 9.34014       209,356
   01/01/2012 to 12/31/2012...........  $ 9.34014    $10.36964       354,184
   01/01/2013 to 12/31/2013...........  $10.36964    $12.07928       436,263
   01/01/2014 to 12/31/2014...........  $12.07928    $12.47680       439,579
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99810    $10.70020       910,810
   01/01/2013 to 12/31/2013...........  $10.70020    $13.01302       964,020
   01/01/2014 to 12/31/2014...........  $13.01302    $13.11820       870,978
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99809    $10.76816        71,113
   01/01/2014 to 12/31/2014...........  $10.76816    $10.79012        76,525
AST GLOBAL REAL ESTATE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 5.70107    $ 8.04541        12,087
   01/01/2010 to 12/31/2010...........  $ 8.04541    $ 9.44866        17,206
   01/01/2011 to 12/31/2011...........  $ 9.44866    $ 8.76681        15,171
   01/01/2012 to 12/31/2012...........  $ 8.76681    $10.86107        13,808
   01/01/2013 to 12/31/2013...........  $10.86107    $11.07301        21,789
   01/01/2014 to 12/31/2014...........  $11.07301    $12.32515        21,433
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.54908    $10.90871        50,148
   01/01/2010 to 12/31/2010...........  $10.90871    $11.75486        72,164
   01/01/2011 to 12/31/2011...........  $11.75486    $11.03082        45,755
   01/01/2012 to 12/31/2012...........  $11.03082    $12.90724        58,554
   01/01/2013 to 12/31/2013...........  $12.90724    $16.36123        61,946
   01/01/2014 to 02/07/2014...........  $16.36123    $16.08464             0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.73628    $ 8.10749        15,876
   01/01/2010 to 12/31/2010...........  $ 8.10749    $ 8.94216        17,185
   01/01/2011 to 12/31/2011...........  $ 8.94216    $ 8.25493        17,348
   01/01/2012 to 12/31/2012...........  $ 8.25493    $ 9.65125        32,736
   01/01/2013 to 12/31/2013...........  $ 9.65125    $12.59265        38,624
   01/01/2014 to 12/31/2014...........  $12.59265    $13.91929        36,611

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.44980    $11.30917        47,164
   01/01/2010 to 12/31/2010...........  $11.30917    $13.24024        66,611
   01/01/2011 to 12/31/2011...........  $13.24024    $12.55147        39,720
   01/01/2012 to 12/31/2012...........  $12.55147    $14.66808        51,742
   01/01/2013 to 12/31/2013...........  $14.66808    $18.94493        53,019
   01/01/2014 to 12/31/2014...........  $18.94493    $20.64370        60,072
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.73829    $ 9.14036       681,549
   01/01/2010 to 12/31/2010...........  $ 9.14036    $ 9.96633     1,076,636
   01/01/2011 to 12/31/2011...........  $ 9.96633    $ 9.68853       900,579
   01/01/2012 to 12/31/2012...........  $ 9.68853    $10.42454       918,297
   01/01/2013 to 12/31/2013...........  $10.42454    $11.18541       953,392
   01/01/2014 to 12/31/2014...........  $11.18541    $11.37022       871,276
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.37520    $ 9.43976         9,418
   01/01/2010 to 12/31/2010...........  $ 9.43976    $11.69193        28,045
   01/01/2011 to 12/31/2011...........  $11.69193    $11.57271        23,172
   01/01/2012 to 12/31/2012...........  $11.57271    $13.08049        35,071
   01/01/2013 to 12/31/2013...........  $13.08049    $17.74064        48,948
   01/01/2014 to 12/31/2014...........  $17.74064    $18.58087        47,509
AST HERNDON LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.03025    $ 8.86726         8,484
   01/01/2010 to 12/31/2010...........  $ 8.86726    $ 9.74163         3,574
   01/01/2011 to 12/31/2011...........  $ 9.74163    $ 9.47142         5,605
   01/01/2012 to 12/31/2012...........  $ 9.47142    $10.49380        14,299
   01/01/2013 to 12/31/2013...........  $10.49380    $13.80352        13,124
   01/01/2014 to 12/31/2014...........  $13.80352    $13.69665        12,818
AST HIGH YIELD PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.17371    $10.19721        14,037
   01/01/2010 to 12/31/2010...........  $10.19721    $11.30809        29,013
   01/01/2011 to 12/31/2011...........  $11.30809    $11.39954        14,294
   01/01/2012 to 12/31/2012...........  $11.39954    $12.68259        30,841
   01/01/2013 to 12/31/2013...........  $12.68259    $13.28118        41,682
   01/01/2014 to 12/31/2014...........  $13.28118    $13.30812        39,198
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.04238    $ 7.89352        29,416
   01/01/2010 to 12/31/2010...........  $ 7.89352    $ 8.83058        39,816
   01/01/2011 to 12/31/2011...........  $ 8.83058    $ 7.51292        18,018
   01/01/2012 to 12/31/2012...........  $ 7.51292    $ 8.83520        22,798
   01/01/2013 to 12/31/2013...........  $ 8.83520    $10.27745        24,575
   01/01/2014 to 12/31/2014...........  $10.27745    $ 9.48665        25,517
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.71884    $ 8.68753        20,688
   01/01/2010 to 12/31/2010...........  $ 8.68753    $ 9.42890        35,676
   01/01/2011 to 12/31/2011...........  $ 9.42890    $ 8.05644        24,833
   01/01/2012 to 12/31/2012...........  $ 8.05644    $ 9.18375        25,172
   01/01/2013 to 12/31/2013...........  $ 9.18375    $10.71966        24,709
   01/01/2014 to 12/31/2014...........  $10.71966    $ 9.77145        26,882
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009* to 12/31/2009..........  $ 9.98123    $10.82907             0
   01/01/2010 to 12/31/2010...........  $10.82907    $11.72425           904
   01/01/2011 to 12/31/2011...........  $11.72425    $12.88118     4,385,023
   01/01/2012 to 12/31/2012...........  $12.88118    $13.76813     1,804,835
   01/01/2013 to 12/31/2013...........  $13.76813    $13.02394       332,249
   01/01/2014 to 12/31/2014...........  $13.02394    $13.58124       447,097

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.22301    $ 8.79688      403,988
   01/01/2010 to 12/31/2010...........  $ 8.79688    $ 9.78253      516,166
   01/01/2011 to 12/31/2011...........  $ 9.78253    $ 9.50384      395,770
   01/01/2012 to 12/31/2012...........  $ 9.50384    $10.54658      490,907
   01/01/2013 to 12/31/2013...........  $10.54658    $11.98217      531,417
   01/01/2014 to 12/31/2014...........  $11.98217    $12.45210      481,989
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.71329    $10.33368       40,215
   01/01/2010 to 12/31/2010...........  $10.33368    $10.82050       80,230
   01/01/2011 to 12/31/2011...........  $10.82050    $ 9.60488       59,517
   01/01/2012 to 12/31/2012...........  $ 9.60488    $11.43995       66,146
   01/01/2013 to 12/31/2013...........  $11.43995    $12.89430       71,291
   01/01/2014 to 12/31/2014...........  $12.89430    $11.79623       66,023
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.48763    $10.96455      628,069
   01/01/2010 to 12/31/2010...........  $10.96455    $11.49692      724,178
   01/01/2011 to 12/31/2011...........  $11.49692    $11.25949      657,747
   01/01/2012 to 12/31/2012...........  $11.25949    $12.17972      825,471
   01/01/2013 to 12/31/2013...........  $12.17972    $13.21287      785,813
   01/01/2014 to 12/31/2014...........  $13.21287    $13.61293      749,969
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08348    $10.28169            0
   01/01/2010 to 12/31/2010...........  $10.28169    $11.18250        6,898
   01/01/2011 to 12/31/2011...........  $11.18250    $10.99851        3,991
   01/01/2012 to 12/31/2012...........  $10.99851    $12.37752       30,638
   01/01/2013 to 12/31/2013...........  $12.37752    $16.50679       32,675
   01/01/2014 to 12/31/2014...........  $16.50679    $17.66066       34,927
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.08065    $ 7.68247       13,686
   01/01/2010 to 12/31/2010...........  $ 7.68247    $ 8.49390       33,680
   01/01/2011 to 12/31/2011...........  $ 8.49390    $ 7.95195       30,546
   01/01/2012 to 12/31/2012...........  $ 7.95195    $ 9.08092       31,862
   01/01/2013 to 12/31/2013...........  $ 9.08092    $12.40905       68,723
   01/01/2014 to 12/31/2014...........  $12.40905    $13.79073       83,177
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.01941    $ 8.90497       22,035
   01/01/2010 to 12/31/2010...........  $ 8.90497    $10.41910       32,195
   01/01/2011 to 12/31/2011...........  $10.41910    $10.08715       30,727
   01/01/2012 to 12/31/2012...........  $10.08715    $11.06404       37,332
   01/01/2013 to 12/31/2013...........  $11.06404    $14.76780       34,368
   01/01/2014 to 12/31/2014...........  $14.76780    $15.95672       93,336
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.02285    $10.84970       10,596
   01/01/2010 to 12/31/2010...........  $10.84970    $12.02269       13,060
   01/01/2011 to 12/31/2011...........  $12.02269    $12.94190       16,402
   01/01/2012 to 12/31/2012...........  $12.94190    $13.39400       29,380
   01/01/2013 to 12/31/2013...........  $13.39400    $12.82466       37,028
   01/01/2014 to 12/31/2014...........  $12.82466    $13.33072       49,195
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.45982    $11.20837        9,611
   01/01/2010 to 12/31/2010...........  $11.20837    $12.27036       20,031
   01/01/2011 to 12/31/2011...........  $12.27036    $11.61339       15,584
   01/01/2012 to 12/31/2012...........  $11.61339    $13.96490       27,825
   01/01/2013 to 12/31/2013...........  $13.96490    $17.41492       30,046
   01/01/2014 to 12/31/2014...........  $17.41492    $17.63286       38,637

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.05444    $ 9.74490        4,945
   01/01/2010 to 12/31/2010...........  $ 9.74490    $10.73856        9,079
   01/01/2011 to 12/31/2011...........  $10.73856    $10.43001        7,440
   01/01/2012 to 12/31/2012...........  $10.43001    $11.93110        5,887
   01/01/2013 to 12/31/2013...........  $11.93110    $15.93617        6,081
   01/01/2014 to 12/31/2014...........  $15.93617    $16.92637        6,143
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99810    $10.17185            0
   01/01/2013 to 12/31/2013...........  $10.17185    $13.36759          712
   01/01/2014 to 12/31/2014...........  $13.36759    $14.39519          516
AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.15365    $ 9.46381        8,801
   01/01/2010 to 12/31/2010...........  $ 9.46381    $11.42956       11,219
   01/01/2011 to 12/31/2011...........  $11.42956    $10.78208        8,336
   01/01/2012 to 12/31/2012...........  $10.78208    $12.47352       13,784
   01/01/2013 to 12/31/2013...........  $12.47352    $16.13772       15,479
   01/01/2014 to 12/31/2014...........  $16.13772    $18.12745       14,714
AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.37182    $10.21844      118,897
   01/01/2010 to 12/31/2010...........  $10.21844    $ 9.98629      116,542
   01/01/2011 to 12/31/2011...........  $ 9.98629    $ 9.75943      113,130
   01/01/2012 to 12/31/2012...........  $ 9.75943    $ 9.53559      126,339
   01/01/2013 to 12/31/2013...........  $ 9.53559    $ 9.31663      111,479
   01/01/2014 to 12/31/2014...........  $ 9.31663    $ 9.10274      151,301
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.77043    $ 9.15272       24,697
   01/01/2010 to 12/31/2010...........  $ 9.15272    $11.03847       41,087
   01/01/2011 to 12/31/2011...........  $11.03847    $10.51733       26,688
   01/01/2012 to 12/31/2012...........  $10.51733    $12.03539       40,518
   01/01/2013 to 12/31/2013...........  $12.03539    $16.69890       48,497
   01/01/2014 to 12/31/2014...........  $16.69890    $18.64059       52,518
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02800    $10.05929            0
   01/01/2012 to 12/31/2012...........  $10.05929    $10.30678       13,596
   01/01/2013 to 12/31/2013...........  $10.30678    $ 9.78486       14,294
   01/01/2014 to 12/31/2014...........  $ 9.78486    $10.05258       14,301
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.53343    $10.55846        5,598
   01/01/2010 to 12/31/2010...........  $10.55846    $13.27452        7,620
   01/01/2011 to 12/31/2011...........  $13.27452    $13.18889       10,737
   01/01/2012 to 12/31/2012...........  $13.18889    $14.48113       16,867
   01/01/2013 to 12/31/2013...........  $14.48113    $18.76265       28,345
   01/01/2014 to 12/31/2014...........  $18.76265    $19.78726       24,254
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.94180    $ 8.41842        2,705
   01/01/2010 to 12/31/2010...........  $ 8.41842    $ 9.89236        3,842
   01/01/2011 to 04/29/2011...........  $ 9.89236    $11.07199            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99810    $10.27770       49,370
   01/01/2013 to 12/31/2013...........  $10.27770    $11.94105      101,613
   01/01/2014 to 12/31/2014...........  $11.94105    $12.26636       95,582
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.15323    $ 9.04108       55,402
   01/01/2010 to 12/31/2010...........  $ 9.04108    $10.80079       76,512
   01/01/2011 to 12/31/2011...........  $10.80079    $ 8.41374       50,301
   01/01/2012 to 12/31/2012...........  $ 8.41374    $ 9.69414       54,593
   01/01/2013 to 12/31/2013...........  $ 9.69414    $ 9.49268       54,655
   01/01/2014 to 12/31/2014...........  $ 9.49268    $ 8.84038       55,555

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.75053    $11.26320        17,914
   01/01/2010 to 12/31/2010...........  $11.26320    $11.43373        26,072
   01/01/2011 to 12/31/2011...........  $11.43373    $11.42279        31,043
   01/01/2012 to 12/31/2012...........  $11.42279    $11.68410        30,695
   01/01/2013 to 12/31/2013...........  $11.68410    $11.16763        37,201
   01/01/2014 to 12/31/2014...........  $11.16763    $10.90064        14,556
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.67650    $11.80051       466,235
   01/01/2010 to 12/31/2010...........  $11.80051    $12.41950       657,967
   01/01/2011 to 12/31/2011...........  $12.41950    $12.52048       562,150
   01/01/2012 to 12/31/2012...........  $12.52048    $13.37279       636,413
   01/01/2013 to 12/31/2013...........  $13.37279    $12.82563       565,790
   01/01/2014 to 12/31/2014...........  $12.82563    $13.06139       483,706
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.96659    $10.36969     3,494,528
   01/01/2010 to 12/31/2010...........  $10.36969    $11.20278     4,162,296
   01/01/2011 to 12/31/2011...........  $11.20278    $11.05498     3,947,323
   01/01/2012 to 12/31/2012...........  $11.05498    $11.92123     4,105,553
   01/01/2013 to 12/31/2013...........  $11.92123    $12.72044     3,667,513
   01/01/2014 to 12/31/2014...........  $12.72044    $13.14612     3,360,846
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01801    $10.05918             0
   01/01/2012 to 12/31/2012...........  $10.05918    $10.52644        10,736
   01/01/2013 to 12/31/2013...........  $10.52644    $10.04686        12,575
   01/01/2014 to 12/31/2014...........  $10.04686    $10.41113        25,331
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.65726    $ 8.09236     1,950,413
   01/01/2010 to 12/31/2010...........  $ 8.09236    $ 9.41046     2,836,532
   01/01/2011 to 12/31/2011...........  $ 9.41046    $ 8.62330     2,057,158
   01/01/2012 to 12/31/2012...........  $ 8.62330    $ 9.51355     2,579,148
   01/01/2013 to 12/31/2013...........  $ 9.51355    $10.87774     2,597,621
   01/01/2014 to 12/31/2014...........  $10.87774    $11.60554     2,501,296
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.37411    $ 8.08794         2,415
   01/01/2010 to 12/31/2010...........  $ 8.08794    $ 9.09147        11,783
   01/01/2011 to 12/31/2011...........  $ 9.09147    $ 9.19011        10,286
   01/01/2012 to 12/31/2012...........  $ 9.19011    $10.66725        26,669
   01/01/2013 to 12/31/2013...........  $10.66725    $13.80222        27,143
   01/01/2014 to 12/31/2014...........  $13.80222    $15.80658        29,255
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99809    $ 8.86065             0
   01/01/2012 to 12/31/2012...........  $ 8.86065    $ 9.79586             0
   01/01/2013 to 12/31/2013...........  $ 9.79586    $11.71463             0
   01/01/2014 to 12/31/2014...........  $11.71463    $12.18966             0
AST RCM WORLD TRENDS PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.42746    $ 8.81771     1,331,992
   01/01/2010 to 12/31/2010...........  $ 8.81771    $ 9.64205     1,541,048
   01/01/2011 to 12/31/2011...........  $ 9.64205    $ 9.24995     1,328,344
   01/01/2012 to 12/31/2012...........  $ 9.24995    $ 9.96648     1,332,263
   01/01/2013 to 12/31/2013...........  $ 9.96648    $10.94893     1,233,948
   01/01/2014 to 12/31/2014...........  $10.94893    $11.24736     1,214,888
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.74103    $ 8.26425       543,791
   01/01/2010 to 12/31/2010...........  $ 8.26425    $ 9.23272       948,470
   01/01/2011 to 12/31/2011...........  $ 9.23272    $ 8.80549       703,756
   01/01/2012 to 12/31/2012...........  $ 8.80549    $ 9.97103       951,558
   01/01/2013 to 12/31/2013...........  $ 9.97103    $11.50154     1,137,541
   01/01/2014 to 12/31/2014...........  $11.50154    $11.84787     1,123,607

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.09705    $ 9.93257       736,844
   01/01/2010 to 12/31/2010...........  $ 9.93257    $10.85093     1,274,924
   01/01/2011 to 12/31/2011...........  $10.85093    $10.24382     1,044,460
   01/01/2012 to 12/31/2012...........  $10.24382    $11.12293     1,206,123
   01/01/2013 to 12/31/2013...........  $11.12293    $12.43257     1,267,606
   01/01/2014 to 12/31/2014...........  $12.43257    $12.51586     1,177,253
AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.12056    $ 9.24860        13,291
   01/01/2010 to 12/31/2010...........  $ 9.24860    $11.97731        14,714
   01/01/2011 to 12/31/2011...........  $11.97731    $10.16820        12,507
   01/01/2012 to 12/31/2012...........  $10.16820    $11.92855        19,897
   01/01/2013 to 12/31/2013...........  $11.92855    $16.41123        23,106
   01/01/2014 to 12/31/2014...........  $16.41123    $16.82656        23,598
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.55110    $ 8.58389         7,475
   01/01/2010 to 12/31/2010...........  $ 8.58389    $11.44129        13,593
   01/01/2011 to 12/31/2011...........  $11.44129    $11.06953        14,395
   01/01/2012 to 12/31/2012...........  $11.06953    $12.13176        22,429
   01/01/2013 to 12/31/2013...........  $12.13176    $16.02249        26,471
   01/01/2014 to 12/31/2014...........  $16.02249    $16.25234        25,882
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.53328    $ 9.75803         8,423
   01/01/2010 to 12/31/2010...........  $ 9.75803    $12.01245        13,701
   01/01/2011 to 12/31/2011...........  $12.01245    $11.03554        11,981
   01/01/2012 to 12/31/2012...........  $11.03554    $12.73983        13,455
   01/01/2013 to 12/31/2013...........  $12.73983    $17.10295        14,519
   01/01/2014 to 12/31/2014...........  $17.10295    $17.59056        14,722
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.54115    $10.31836       713,198
   01/01/2010 to 12/31/2010...........  $10.31836    $11.24440     1,121,419
   01/01/2011 to 12/31/2011...........  $11.24440    $11.20462       974,269
   01/01/2012 to 12/31/2012...........  $11.20462    $12.42437     1,249,134
   01/01/2013 to 12/31/2013...........  $12.42437    $14.18257     1,335,103
   01/01/2014 to 12/31/2014...........  $14.18257    $14.67176     1,306,134
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.16691    $ 7.86669        41,306
   01/01/2010 to 12/31/2010...........  $ 7.86669    $ 8.70417        66,947
   01/01/2011 to 12/31/2011...........  $ 8.70417    $ 8.36524        46,033
   01/01/2012 to 12/31/2012...........  $ 8.36524    $ 9.58274        57,679
   01/01/2013 to 12/31/2013...........  $ 9.58274    $12.14221        50,271
   01/01/2014 to 12/31/2014...........  $12.14221    $12.74921        42,833
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.28717    $ 9.58786        32,361
   01/01/2010 to 12/31/2010...........  $ 9.58786    $10.84896        54,510
   01/01/2011 to 12/31/2011...........  $10.84896    $10.42050        32,934
   01/01/2012 to 12/31/2012...........  $10.42050    $11.97100        51,939
   01/01/2013 to 12/31/2013...........  $11.97100    $16.84560        50,813
   01/01/2014 to 12/31/2014...........  $16.84560    $17.83237        62,494
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.70240    $12.93549        73,664
   01/01/2010 to 12/31/2010...........  $12.93549    $15.22376       126,830
   01/01/2011 to 12/31/2011...........  $15.22376    $12.65564        97,965
   01/01/2012 to 12/31/2012...........  $12.65564    $12.81165       135,945
   01/01/2013 to 12/31/2013...........  $12.81165    $14.44278       121,010
   01/01/2014 to 12/31/2014...........  $14.44278    $12.93120       113,122

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST TEMPLETON GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.86104    $10.91472        29,565
   01/01/2010 to 12/31/2010...........  $10.91472    $11.27667        44,913
   01/01/2011 to 12/31/2011...........  $11.27667    $11.47253        44,268
   01/01/2012 to 12/31/2012...........  $11.47253    $11.79435        48,601
   01/01/2013 to 12/31/2013...........  $11.79435    $11.09100        29,666
   01/01/2014 to 12/31/2014...........  $11.09100    $10.89663        31,477
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.74865    $ 8.54740       170,491
   01/01/2010 to 12/31/2010...........  $ 8.54740    $ 9.57358       155,762
   01/01/2011 to 12/31/2011...........  $ 9.57358    $ 9.03083       134,788
   01/01/2012 to 12/31/2012...........  $ 9.03083    $ 9.79434       174,625
   01/01/2013 to 12/31/2013...........  $ 9.79434    $11.53150       254,844
   01/01/2014 to 12/31/2014...........  $11.53150    $11.88693       300,394
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.36719    $10.07192        80,753
   01/01/2010 to 12/31/2010...........  $10.07192    $10.60805       137,974
   01/01/2011 to 12/31/2011...........  $10.60805    $10.98935       114,585
   01/01/2012 to 12/31/2012...........  $10.98935    $11.57971       143,134
   01/01/2013 to 12/31/2013...........  $11.57971    $11.14492       161,646
   01/01/2014 to 12/31/2014...........  $11.14492    $11.67273       145,509
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2009 to 12/31/2009...........  $ 6.60935    $ 8.40437       632,509
   01/01/2010 to 12/31/2010...........  $ 8.40437    $ 9.05230     1,162,191
   01/01/2011 to 12/31/2011...........  $ 9.05230    $ 8.69706       814,628
   01/01/2012 to 09/21/2012...........  $ 8.69706    $ 9.69699             0

* Denotes the start date of these sub-accounts

                               PREMIER X SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

        ACCUMULATION UNIT VALUES: WITH COMBO 5%/HAV AND HD GRO (2.40%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.99172    $ 7.75760      603,881
   01/01/2009 to 12/31/2009...........  $ 7.75760    $ 9.42115      616,961
   01/01/2010 to 12/31/2010...........  $ 9.42115    $10.30116      565,969
   01/01/2011 to 12/31/2011...........  $10.30116    $ 9.79264      524,219
   01/01/2012 to 12/31/2012...........  $ 9.79264    $10.76451      471,350
   01/01/2013 to 12/31/2013...........  $10.76451    $11.56075      369,092
   01/01/2014 to 12/31/2014...........  $11.56075    $11.72090      383,115
AST ADVANCED STRATEGIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.83346    $ 7.76986      351,827
   01/01/2009 to 12/31/2009...........  $ 7.76986    $ 9.57583      289,003
   01/01/2010 to 12/31/2010...........  $ 9.57583    $10.63329      255,612
   01/01/2011 to 12/31/2011...........  $10.63329    $10.39610      272,182
   01/01/2012 to 12/31/2012...........  $10.39610    $11.53773      243,812
   01/01/2013 to 12/31/2013...........  $11.53773    $13.13292      210,107
   01/01/2014 to 12/31/2014...........  $13.13292    $13.60848      197,215
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.59847    $ 7.28684            0
   01/01/2009 to 12/31/2009...........  $ 7.28684    $ 8.38086            0
   01/01/2010 to 12/31/2010...........  $ 8.38086    $ 9.31788            0
   01/01/2011 to 12/31/2011...........  $ 9.31788    $ 9.42483            0
   01/01/2012 to 05/04/2012...........  $ 9.42483    $10.21573            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.00757    $ 8.02434      308,338
   01/01/2009 to 12/31/2009...........  $ 8.02434    $ 9.66193      333,234
   01/01/2010 to 12/31/2010...........  $ 9.66193    $10.59745      332,987
   01/01/2011 to 12/31/2011...........  $10.59745    $10.22361      266,005
   01/01/2012 to 12/31/2012...........  $10.22361    $11.22915      258,173
   01/01/2013 to 12/31/2013...........  $11.22915    $12.90130      184,458
   01/01/2014 to 12/31/2014...........  $12.90130    $13.42061      230,262
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99740    $ 9.12279       14,484
   01/01/2012 to 12/31/2012...........  $ 9.12279    $ 9.96837       26,703
   01/01/2013 to 12/31/2013...........  $ 9.96837    $10.79132       25,560
   01/01/2014 to 12/31/2014...........  $10.79132    $11.05428       25,126
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99805    $10.44952            0
   01/01/2014 to 12/31/2014...........  $10.44952    $10.56969            0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99870    $ 9.32612            0
   01/01/2010 to 12/31/2010...........  $ 9.32612    $10.07081            0
   01/01/2011 to 12/31/2011...........  $10.07081    $10.78321            0
   01/01/2012 to 12/31/2012...........  $10.78321    $10.96860            0
   01/01/2013 to 12/31/2013...........  $10.96860    $10.63770            0
   01/01/2014 to 12/31/2014...........  $10.63770    $10.43635            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99806    $11.97274       341,684
   01/01/2009 to 12/31/2009...........  $11.97274    $10.98462       342,797
   01/01/2010 to 12/31/2010...........  $10.98462    $11.92705       261,756
   01/01/2011 to 12/31/2011...........  $11.92705    $13.22971       191,819
   01/01/2012 to 12/31/2012...........  $13.22971    $13.65761       148,359
   01/01/2013 to 12/31/2013...........  $13.65761    $12.91825       107,796
   01/01/2014 to 12/31/2014...........  $12.91825    $12.95134        99,086
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99806    $12.04125       311,202
   01/01/2009 to 12/31/2009...........  $12.04125    $10.85345       253,000
   01/01/2010 to 12/31/2010...........  $10.85345    $11.80330       210,133
   01/01/2011 to 12/31/2011...........  $11.80330    $13.36844       140,793
   01/01/2012 to 12/31/2012...........  $13.36844    $13.81956        64,500
   01/01/2013 to 12/31/2013...........  $13.81956    $12.84354        49,270
   01/01/2014 to 12/31/2014...........  $12.84354    $13.07734        47,069
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99870    $ 8.74021        42,565
   01/01/2010 to 12/31/2010...........  $ 8.74021    $ 9.54633       136,544
   01/01/2011 to 12/31/2011...........  $ 9.54633    $11.06416        15,959
   01/01/2012 to 12/31/2012...........  $11.06416    $11.48725         5,759
   01/01/2013 to 12/31/2013...........  $11.48725    $10.48701             0
   01/01/2014 to 12/31/2014...........  $10.48701    $10.87196             0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99740    $10.94733       321,734
   01/01/2011 to 12/31/2011...........  $10.94733    $12.86160       271,018
   01/01/2012 to 12/31/2012...........  $12.86160    $13.41290        61,285
   01/01/2013 to 12/31/2013...........  $13.41290    $12.18147             0
   01/01/2014 to 12/31/2014...........  $12.18147    $12.80957             0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99805    $11.95414       267,826
   01/01/2012 to 12/31/2012...........  $11.95414    $12.35609       378,181
   01/01/2013 to 12/31/2013...........  $12.35609    $10.89052             0
   01/01/2014 to 12/31/2014...........  $10.89052    $11.73807             0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99741    $10.34131       191,258
   01/01/2013 to 12/31/2013...........  $10.34131    $ 9.06883       633,312
   01/01/2014 to 12/31/2014...........  $ 9.06883    $ 9.97388       322,215
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........  $ 9.99870    $ 8.70101       764,697
   01/01/2014 to 12/31/2014...........  $ 8.70101    $ 9.73699       307,198
AST BOND PORTFOLIO 2025
   01/02/2014* to 12/31/2014..........  $ 9.99870    $11.24037       239,532
AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14482    $10.29084             0
   01/01/2010 to 12/31/2010...........  $10.29084    $11.42897             0
   01/01/2011 to 12/31/2011...........  $11.42897    $10.50609             0
   01/01/2012 to 12/31/2012...........  $10.50609    $11.61712             0
   01/01/2013 to 12/31/2013...........  $11.61712    $14.91058             0
   01/01/2014 to 12/31/2014...........  $14.91058    $16.05588             0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.08292    $ 7.55860     1,010,108
   01/01/2009 to 12/31/2009...........  $ 7.55860    $ 9.25117     1,085,202
   01/01/2010 to 12/31/2010...........  $ 9.25117    $10.24289       916,818
   01/01/2011 to 12/31/2011...........  $10.24289    $ 9.76047       877,706
   01/01/2012 to 12/31/2012...........  $ 9.76047    $10.83930       826,307
   01/01/2013 to 12/31/2013...........  $10.83930    $12.98607       698,638
   01/01/2014 to 12/31/2014...........  $12.98607    $13.56875       693,405

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99805    $11.59271            0
   01/01/2014 to 12/31/2014...........  $11.59271    $12.86175        1,718
AST COHEN & STEERS REALTY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $12.50093    $ 7.90995        4,938
   01/01/2009 to 12/31/2009...........  $ 7.90995    $10.19073        8,670
   01/01/2010 to 12/31/2010...........  $10.19073    $12.80753        3,505
   01/01/2011 to 12/31/2011...........  $12.80753    $13.33217        3,211
   01/01/2012 to 12/31/2012...........  $13.33217    $15.01728        3,941
   01/01/2013 to 12/31/2013...........  $15.01728    $15.12482          604
   01/01/2014 to 12/31/2014...........  $15.12482    $19.33649        3,280
AST DEAM SMALL-CAP VALUE PORTFOLIO
   01/28/2008 to 07/18/2008...........  $ 8.77485    $ 8.54936            0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99805    $ 9.64271            0
   01/01/2014 to 12/31/2014...........  $ 9.64271    $ 9.89714            0
AST FI PYRAMIS QUANTITATIVE PORTFOLIO
FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.63345    $ 7.13527       77,210
   01/01/2009 to 12/31/2009...........  $ 7.13527    $ 8.63008      113,426
   01/01/2010 to 12/31/2010...........  $ 8.63008    $ 9.63844       60,833
   01/01/2011 to 12/31/2011...........  $ 9.63844    $ 9.27120       70,464
   01/01/2012 to 12/31/2012...........  $ 9.27120    $10.01640       63,222
   01/01/2013 to 12/31/2013...........  $10.01640    $11.22551       44,638
   01/01/2014 to 12/31/2014...........  $11.22551    $11.30784       47,803
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10341    $ 7.47127        4,420
   01/01/2009 to 12/31/2009...........  $ 7.47127    $ 8.84522       11,383
   01/01/2010 to 12/31/2010...........  $ 8.84522    $ 9.78877        3,789
   01/01/2011 to 12/31/2011...........  $ 9.78877    $ 9.32332        1,261
   01/01/2012 to 12/31/2012...........  $ 9.32332    $10.34590          701
   01/01/2013 to 12/31/2013...........  $10.34590    $12.04573          200
   01/01/2014 to 12/31/2014...........  $12.04573    $12.43607          566
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99806    $ 7.44902          721
   01/01/2009 to 11/13/2009...........  $ 7.44902    $ 8.28018            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99806    $10.69671       77,217
   01/01/2013 to 12/31/2013...........  $10.69671    $13.00237       31,998
   01/01/2014 to 12/31/2014...........  $13.00237    $13.10104       59,676
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99805    $10.76457            0
   01/01/2014 to 12/31/2014...........  $10.76457    $10.78118            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17473    $ 6.09375          440
   01/01/2009 to 12/31/2009...........  $ 6.09375    $ 8.03953          634
   01/01/2010 to 12/31/2010...........  $ 8.03953    $ 9.43708          249
   01/01/2011 to 12/31/2011...........  $ 9.43708    $ 8.75182          338
   01/01/2012 to 12/31/2012...........  $ 8.75182    $10.83725          906
   01/01/2013 to 12/31/2013...........  $10.83725    $11.04335          249
   01/01/2014 to 12/31/2014...........  $11.04335    $12.28611          760
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.42756    $ 7.45948        3,671
   01/01/2009 to 12/31/2009...........  $ 7.45948    $10.88318        6,657
   01/01/2010 to 12/31/2010...........  $10.88318    $11.72159        1,100
   01/01/2011 to 12/31/2011...........  $11.72159    $10.99420        1,578
   01/01/2012 to 12/31/2012...........  $10.99420    $12.85807        2,631
   01/01/2013 to 12/31/2013...........  $12.85807    $16.29101        1,153
   01/01/2014 to 02/07/2014...........  $16.29101    $16.01483            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.11978    $ 6.94919            0
   01/01/2009 to 12/31/2009...........  $ 6.94919    $ 8.08841        2,100
   01/01/2010 to 12/31/2010...........  $ 8.08841    $ 8.91678        1,081
   01/01/2011 to 12/31/2011...........  $ 8.91678    $ 8.22741        1,036
   01/01/2012 to 12/31/2012...........  $ 8.22741    $ 9.61437          942
   01/01/2013 to 12/31/2013...........  $ 9.61437    $12.53839          188
   01/01/2014 to 12/31/2014...........  $12.53839    $13.85256          853
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.48387    $ 7.35455          357
   01/01/2009 to 12/31/2009...........  $ 7.35455    $11.28278        6,861
   01/01/2010 to 12/31/2010...........  $11.28278    $13.20290        1,484
   01/01/2011 to 12/31/2011...........  $13.20290    $12.50997          421
   01/01/2012 to 12/31/2012...........  $12.50997    $14.61247          613
   01/01/2013 to 12/31/2013...........  $14.61247    $18.86385          177
   01/01/2014 to 12/31/2014...........  $18.86385    $20.54525          294
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08908    $ 7.57974       41,603
   01/01/2009 to 12/31/2009...........  $ 7.57974    $ 9.13296       39,937
   01/01/2010 to 12/31/2010...........  $ 9.13296    $ 9.95339       15,978
   01/01/2011 to 12/31/2011...........  $ 9.95339    $ 9.67119       14,067
   01/01/2012 to 12/31/2012...........  $ 9.67119    $10.40086       14,865
   01/01/2013 to 12/31/2013...........  $10.40086    $11.15460        1,033
   01/01/2014 to 12/31/2014...........  $11.15460    $11.33341        2,898
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03294    $ 7.61489          196
   01/01/2009 to 12/31/2009...........  $ 7.61489    $ 9.43289        1,519
   01/01/2010 to 12/31/2010...........  $ 9.43289    $11.67774          812
   01/01/2011 to 12/31/2011...........  $11.67774    $11.55295          525
   01/01/2012 to 12/31/2012...........  $11.55295    $13.05185          136
   01/01/2013 to 12/31/2013...........  $13.05185    $17.69313           59
   01/01/2014 to 12/31/2014...........  $17.69313    $18.52211           54
AST HERNDON LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.69270    $ 7.65994        1,534
   01/01/2009 to 12/31/2009...........  $ 7.65994    $ 8.84617        1,092
   01/01/2010 to 12/31/2010...........  $ 8.84617    $ 9.71381           17
   01/01/2011 to 12/31/2011...........  $ 9.71381    $ 9.43980           31
   01/01/2012 to 12/31/2012...........  $ 9.43980    $10.45358           70
   01/01/2013 to 12/31/2013...........  $10.45358    $13.74383           32
   01/01/2014 to 12/31/2014...........  $13.74383    $13.63066            0
AST HIGH YIELD PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.45468    $ 7.68488          398
   01/01/2009 to 12/31/2009...........  $ 7.68488    $10.17299        4,020
   01/01/2010 to 12/31/2010...........  $10.17299    $11.27582        2,520
   01/01/2011 to 12/31/2011...........  $11.27582    $11.36141        2,172
   01/01/2012 to 12/31/2012...........  $11.36141    $12.63400        1,058
   01/01/2013 to 12/31/2013...........  $12.63400    $13.22374          328
   01/01/2014 to 12/31/2014...........  $13.22374    $13.24410          856
AST INTERNATIONAL GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.93443    $ 5.96394            0
   01/01/2009 to 12/31/2009...........  $ 5.96394    $ 7.87947          939
   01/01/2010 to 12/31/2010...........  $ 7.87947    $ 8.81046          857
   01/01/2011 to 12/31/2011...........  $ 8.81046    $ 7.49214          840
   01/01/2012 to 12/31/2012...........  $ 7.49214    $ 8.80639        1,403
   01/01/2013 to 12/31/2013...........  $ 8.80639    $10.23888          477
   01/01/2014 to 12/31/2014...........  $10.23888    $ 9.44636        1,209

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.10532    $ 6.80473          211
   01/01/2009 to 12/31/2009...........  $ 6.80473    $ 8.67192          352
   01/01/2010 to 12/31/2010...........  $ 8.67192    $ 9.40731          294
   01/01/2011 to 12/31/2011...........  $ 9.40731    $ 8.03400          651
   01/01/2012 to 12/31/2012...........  $ 8.03400    $ 9.15374        1,569
   01/01/2013 to 12/31/2013...........  $ 9.15374    $10.67949          657
   01/01/2014 to 12/31/2014...........  $10.67949    $ 9.73007        1,324
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11160    $ 7.10587        8,368
   01/01/2009 to 12/31/2009...........  $ 7.10587    $ 8.78979       22,236
   01/01/2010 to 12/31/2010...........  $ 8.78979    $ 9.76990       14,152
   01/01/2011 to 12/31/2011...........  $ 9.76990    $ 9.48685       15,328
   01/01/2012 to 12/31/2012...........  $ 9.48685    $10.52253       15,130
   01/01/2013 to 12/31/2013...........  $10.52253    $11.94908        1,953
   01/01/2014 to 12/31/2014...........  $11.94908    $12.41164        5,316
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $12.32066    $ 7.76920        2,506
   01/01/2009 to 12/31/2009...........  $ 7.76920    $10.30935        1,547
   01/01/2010 to 12/31/2010...........  $10.30935    $10.78967        1,698
   01/01/2011 to 12/31/2011...........  $10.78967    $ 9.57288        1,602
   01/01/2012 to 12/31/2012...........  $ 9.57288    $11.39642        3,118
   01/01/2013 to 12/31/2013...........  $11.39642    $12.83891          366
   01/01/2014 to 12/31/2014...........  $12.83891    $11.73973        1,008
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.67948    $ 9.17983       42,808
   01/01/2009 to 12/31/2009...........  $ 9.17983    $10.93860       69,886
   01/01/2010 to 12/31/2010...........  $10.93860    $11.46408       48,964
   01/01/2011 to 12/31/2011...........  $11.46408    $11.22194       51,363
   01/01/2012 to 12/31/2012...........  $11.22194    $12.13323       54,810
   01/01/2013 to 12/31/2013...........  $12.13323    $13.15612       34,723
   01/01/2014 to 12/31/2014...........  $13.15612    $13.54784       40,934
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08344    $10.28106            0
   01/01/2010 to 12/31/2010...........  $10.28106    $11.17641            0
   01/01/2011 to 12/31/2011...........  $11.17641    $10.98718            0
   01/01/2012 to 12/31/2012...........  $10.98718    $12.35872            0
   01/01/2013 to 12/31/2013...........  $12.35872    $16.47370            0
   01/01/2014 to 12/31/2014...........  $16.47370    $17.61656            0
AST LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.87476    $ 6.57126        1,570
   01/01/2009 to 12/31/2009...........  $ 6.57126    $ 7.66428          198
   01/01/2010 to 12/31/2010...........  $ 7.66428    $ 8.46960          148
   01/01/2011 to 12/31/2011...........  $ 8.46960    $ 7.92531          252
   01/01/2012 to 12/31/2012...........  $ 7.92531    $ 9.04621        1,161
   01/01/2013 to 12/31/2013...........  $ 9.04621    $12.35572          404
   01/01/2014 to 12/31/2014...........  $12.35572    $13.72490          918
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.45714    $ 7.01082        3,350
   01/01/2009 to 12/31/2009...........  $ 7.01082    $ 8.88395          468
   01/01/2010 to 12/31/2010...........  $ 8.88395    $10.38934          368
   01/01/2011 to 12/31/2011...........  $10.38934    $10.05351          623
   01/01/2012 to 12/31/2012...........  $10.05351    $11.02169        1,769
   01/01/2013 to 12/31/2013...........  $11.02169    $14.70413          996
   01/01/2014 to 12/31/2014...........  $14.70413    $15.88010        4,971

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.74007    $ 8.23450            0
   01/01/2009 to 12/31/2009...........  $ 8.23450    $10.82420           83
   01/01/2010 to 12/31/2010...........  $10.82420    $11.98856            7
   01/01/2011 to 12/31/2011...........  $11.98856    $12.89882            6
   01/01/2012 to 12/31/2012...........  $12.89882    $13.34298            5
   01/01/2013 to 12/31/2013...........  $13.34298    $12.76958            0
   01/01/2014 to 12/31/2014...........  $12.76958    $13.26704            0
AST MFS GLOBAL EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $12.32121    $ 8.70708        1,331
   01/01/2009 to 12/31/2009...........  $ 8.70708    $11.18206        1,357
   01/01/2010 to 12/31/2010...........  $11.18206    $12.23557          355
   01/01/2011 to 12/31/2011...........  $12.23557    $11.57485        1,184
   01/01/2012 to 12/31/2012...........  $11.57485    $13.91170        1,431
   01/01/2013 to 12/31/2013...........  $13.91170    $17.34006          567
   01/01/2014 to 12/31/2014...........  $17.34006    $17.54837        1,262
AST MFS GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.76137    $ 8.00884        1,932
   01/01/2009 to 12/31/2009...........  $ 8.00884    $ 9.72195          272
   01/01/2010 to 12/31/2010...........  $ 9.72195    $10.70795          221
   01/01/2011 to 12/31/2011...........  $10.70795    $10.39520          227
   01/01/2012 to 12/31/2012...........  $10.39520    $11.88543        2,247
   01/01/2013 to 12/31/2013...........  $11.88543    $15.86746        1,039
   01/01/2014 to 12/31/2014...........  $15.86746    $16.84521        2,218
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99806    $10.17007            0
   01/01/2013 to 12/31/2013...........  $10.17007    $13.35869            0
   01/01/2014 to 12/31/2014...........  $13.35869    $14.37859            0
AST MID-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.66099    $ 6.96134          590
   01/01/2009 to 12/31/2009...........  $ 6.96134    $ 9.44177          178
   01/01/2010 to 12/31/2010...........  $ 9.44177    $11.39740          130
   01/01/2011 to 12/31/2011...........  $11.39740    $10.74656          478
   01/01/2012 to 12/31/2012...........  $10.74656    $12.42636          976
   01/01/2013 to 12/31/2013...........  $12.42636    $16.06886          242
   01/01/2014 to 12/31/2014...........  $16.06886    $18.04127          527
AST MONEY MARKET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.42384    $10.41951       21,163
   01/01/2009 to 12/31/2009...........  $10.41951    $10.20039       15,466
   01/01/2010 to 12/31/2010...........  $10.20039    $ 9.96381        7,396
   01/01/2011 to 12/31/2011...........  $ 9.96381    $ 9.73281        7,547
   01/01/2012 to 12/31/2012...........  $ 9.73281    $ 9.50507        7,083
   01/01/2013 to 12/31/2013...........  $ 9.50507    $ 9.28223        1,451
   01/01/2014 to 12/31/2014...........  $ 9.28223    $ 9.06470        6,611
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.68846    $ 6.64824            0
   01/01/2009 to 12/31/2009...........  $ 6.64824    $ 9.13115          581
   01/01/2010 to 12/31/2010...........  $ 9.13115    $11.00702          434
   01/01/2011 to 12/31/2011...........  $11.00702    $10.48229          501
   01/01/2012 to 12/31/2012...........  $10.48229    $11.98952          446
   01/01/2013 to 12/31/2013...........  $11.98952    $16.62711          243
   01/01/2014 to 12/31/2014...........  $16.62711    $18.55123          458
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02796    $10.05848            0
   01/01/2012 to 12/31/2012...........  $10.05848    $10.30092            0
   01/01/2013 to 12/31/2013...........  $10.30092    $ 9.77441            0
   01/01/2014 to 12/31/2014...........  $ 9.77441    $10.03700            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $13.21122    $ 8.31062        1,049
   01/01/2009 to 12/31/2009...........  $ 8.31062    $10.53340           75
   01/01/2010 to 12/31/2010...........  $10.53340    $13.23656           96
   01/01/2011 to 12/31/2011...........  $13.23656    $13.14474          218
   01/01/2012 to 12/31/2012...........  $13.14474    $14.42559          370
   01/01/2013 to 12/31/2013...........  $14.42559    $18.68162          190
   01/01/2014 to 12/31/2014...........  $18.68162    $19.69212          323
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.85239    $ 7.01698            0
   01/01/2009 to 12/31/2009...........  $ 7.01698    $ 8.39867        2,590
   01/01/2010 to 12/31/2010...........  $ 8.39867    $ 9.86421        1,464
   01/01/2011 to 04/29/2011...........  $ 9.86421    $11.03877            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99806    $10.27427            0
   01/01/2013 to 12/31/2013...........  $10.27427    $11.93134       24,783
   01/01/2014 to 12/31/2014...........  $11.93134    $12.25039       23,051
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10080    $ 5.55599          495
   01/01/2009 to 12/31/2009...........  $ 5.55599    $ 9.03476        6,027
   01/01/2010 to 12/31/2010...........  $ 9.03476    $10.78803        3,932
   01/01/2011 to 12/31/2011...........  $10.78803    $ 8.39970        3,195
   01/01/2012 to 12/31/2012...........  $ 8.39970    $ 9.67324        4,834
   01/01/2013 to 12/31/2013...........  $ 9.67324    $ 9.46757          861
   01/01/2014 to 12/31/2014...........  $ 9.46757    $ 8.81265        3,427
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.85895    $10.43883        1,153
   01/01/2009 to 12/31/2009...........  $10.43883    $11.23700        3,566
   01/01/2010 to 12/31/2010...........  $11.23700    $11.40142          846
   01/01/2011 to 12/31/2011...........  $11.40142    $11.38492        1,010
   01/01/2012 to 12/31/2012...........  $11.38492    $11.63966          965
   01/01/2013 to 12/31/2013...........  $11.63966    $11.11978          186
   01/01/2014 to 12/31/2014...........  $11.11978    $10.84865          452
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.12073    $10.35148        5,629
   01/01/2009 to 12/31/2009...........  $10.35148    $11.77952       10,151
   01/01/2010 to 12/31/2010...........  $11.77952    $12.39127        3,248
   01/01/2011 to 12/31/2011...........  $12.39127    $12.48599        4,390
   01/01/2012 to 12/31/2012...........  $12.48599    $13.32948        4,405
   01/01/2013 to 12/31/2013...........  $13.32948    $12.77783        1,080
   01/01/2014 to 12/31/2014...........  $12.77783    $13.00620        2,516
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.97947    $ 8.82842      429,066
   01/01/2009 to 12/31/2009...........  $ 8.82842    $10.34895      473,341
   01/01/2010 to 12/31/2010...........  $10.34895    $11.17484      323,575
   01/01/2011 to 12/31/2011...........  $11.17484    $11.02215      370,598
   01/01/2012 to 12/31/2012...........  $11.02215    $11.88005      385,498
   01/01/2013 to 12/31/2013...........  $11.88005    $12.67036      338,517
   01/01/2014 to 12/31/2014...........  $12.67036    $13.08808      324,017
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01797    $10.05834            0
   01/01/2012 to 12/31/2012...........  $10.05834    $10.52055            0
   01/01/2013 to 12/31/2013...........  $10.52055    $10.03630            0
   01/01/2014 to 12/31/2014...........  $10.03630    $10.39519            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.56178    $ 6.56573      246,601
   01/01/2009 to 12/31/2009...........  $ 6.56573    $ 8.07740      329,270
   01/01/2010 to 12/31/2010...........  $ 8.07740    $ 9.38845      220,875
   01/01/2011 to 12/31/2011...........  $ 9.38845    $ 8.59890      216,302
   01/01/2012 to 12/31/2012...........  $ 8.59890    $ 9.48199      193,691
   01/01/2013 to 12/31/2013...........  $ 9.48199    $10.83639      156,305
   01/01/2014 to 12/31/2014...........  $10.83639    $11.55577      169,337
AST QMA US EQUITY ALPHA PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.42121    $ 6.78257        1,023
   01/01/2009 to 12/31/2009...........  $ 6.78257    $ 8.06902        1,004
   01/01/2010 to 12/31/2010...........  $ 8.06902    $ 9.06578          330
   01/01/2011 to 12/31/2011...........  $ 9.06578    $ 9.15966          639
   01/01/2012 to 12/31/2012...........  $ 9.15966    $10.62664          886
   01/01/2013 to 12/31/2013...........  $10.62664    $13.74292          182
   01/01/2014 to 12/31/2014...........  $13.74292    $15.73097          967
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99805    $ 8.85770            0
   01/01/2012 to 12/31/2012...........  $ 8.85770    $ 9.78786            0
   01/01/2013 to 12/31/2013...........  $ 9.78786    $11.69938            0
   01/01/2014 to 12/31/2014...........  $11.69938    $12.16784            0
AST RCM WORLD TRENDS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08090    $ 7.31182        6,393
   01/01/2009 to 12/31/2009...........  $ 7.31182    $ 8.81043       26,680
   01/01/2010 to 12/31/2010...........  $ 8.81043    $ 9.62933       14,069
   01/01/2011 to 12/31/2011...........  $ 9.62933    $ 9.23314       13,675
   01/01/2012 to 12/31/2012...........  $ 9.23314    $ 9.94347       14,543
   01/01/2013 to 12/31/2013...........  $ 9.94347    $10.91832        2,936
   01/01/2014 to 12/31/2014...........  $10.91832    $11.21041       10,478
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09908    $ 6.66587       23,995
   01/01/2009 to 12/31/2009...........  $ 6.66587    $ 8.25745       52,737
   01/01/2010 to 12/31/2010...........  $ 8.25745    $ 9.22051       48,903
   01/01/2011 to 12/31/2011...........  $ 9.22051    $ 8.78960       68,487
   01/01/2012 to 12/31/2012...........  $ 8.78960    $ 9.94819       83,202
   01/01/2013 to 12/31/2013...........  $ 9.94819    $11.46955       33,634
   01/01/2014 to 12/31/2014...........  $11.46955    $11.80919       71,237
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.02914    $ 7.96384        2,639
   01/01/2009 to 12/31/2009...........  $ 7.96384    $ 9.90919       13,532
   01/01/2010 to 12/31/2010...........  $ 9.90919    $10.82004       17,205
   01/01/2011 to 12/31/2011...........  $10.82004    $10.20959       26,556
   01/01/2012 to 12/31/2012...........  $10.20959    $11.08032       27,180
   01/01/2013 to 12/31/2013...........  $11.08032    $12.37893       24,477
   01/01/2014 to 12/31/2014...........  $12.37893    $12.45572       27,620
AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.63602    $ 7.12207        2,202
   01/01/2009 to 12/31/2009...........  $ 7.12207    $ 9.22684          394
   01/01/2010 to 12/31/2010...........  $ 9.22684    $11.94334          333
   01/01/2011 to 12/31/2011...........  $11.94334    $10.13435          455
   01/01/2012 to 12/31/2012...........  $10.13435    $11.88298        1,890
   01/01/2013 to 12/31/2013...........  $11.88298    $16.34042          986
   01/01/2014 to 12/31/2014...........  $16.34042    $16.74582        1,952

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.25163    $ 6.55254            0
   01/01/2009 to 12/31/2009...........  $ 6.55254    $ 8.56868          816
   01/01/2010 to 12/31/2010...........  $ 8.56868    $11.41543          848
   01/01/2011 to 12/31/2011...........  $11.41543    $11.03913        1,023
   01/01/2012 to 12/31/2012...........  $11.03913    $12.09260        1,705
   01/01/2013 to 12/31/2013...........  $12.09260    $15.96302          546
   01/01/2014 to 12/31/2014...........  $15.96302    $16.18421        1,167
AST SMALL-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.63940    $ 7.84951          367
   01/01/2009 to 12/31/2009...........  $ 7.84951    $ 9.73526        2,653
   01/01/2010 to 12/31/2010...........  $ 9.73526    $11.97857        1,794
   01/01/2011 to 12/31/2011...........  $11.97857    $10.99907        1,744
   01/01/2012 to 12/31/2012...........  $10.99907    $12.69158        2,617
   01/01/2013 to 12/31/2013...........  $12.69158    $17.02979          692
   01/01/2014 to 12/31/2014...........  $17.02979    $17.50673        2,113
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.18796    $ 8.49143       44,820
   01/01/2009 to 12/31/2009...........  $ 8.49143    $10.29409       47,230
   01/01/2010 to 12/31/2010...........  $10.29409    $11.21247       24,429
   01/01/2011 to 12/31/2011...........  $11.21247    $11.16742       43,287
   01/01/2012 to 12/31/2012...........  $11.16742    $12.37714       52,954
   01/01/2013 to 12/31/2013...........  $12.37714    $14.12173       45,848
   01/01/2014 to 12/31/2014...........  $14.12173    $14.60153       53,365
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.66438    $ 6.49175          224
   01/01/2009 to 12/31/2009...........  $ 6.49175    $ 7.84819          256
   01/01/2010 to 12/31/2010...........  $ 7.84819    $ 8.67938           76
   01/01/2011 to 12/31/2011...........  $ 8.67938    $ 8.33725           92
   01/01/2012 to 12/31/2012...........  $ 8.33725    $ 9.54602          609
   01/01/2013 to 12/31/2013...........  $ 9.54602    $12.08978          180
   01/01/2014 to 12/31/2014...........  $12.08978    $12.68801        2,617
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.81969    $ 6.38989        2,690
   01/01/2009 to 12/31/2009...........  $ 6.38989    $ 9.57062        6,922
   01/01/2010 to 12/31/2010...........  $ 9.57062    $10.82419        3,376
   01/01/2011 to 12/31/2011...........  $10.82419    $10.39166        4,086
   01/01/2012 to 12/31/2012...........  $10.39166    $11.93199        3,118
   01/01/2013 to 12/31/2013...........  $11.93199    $16.78258        1,088
   01/01/2014 to 12/31/2014...........  $16.78258    $17.75700        2,489
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $16.30576    $ 8.84840        5,478
   01/01/2009 to 12/31/2009...........  $ 8.84840    $12.90519       10,753
   01/01/2010 to 12/31/2010...........  $12.90519    $15.18062        8,631
   01/01/2011 to 12/31/2011...........  $15.18062    $12.61357        7,375
   01/01/2012 to 12/31/2012...........  $12.61357    $12.76287        8,434
   01/01/2013 to 12/31/2013...........  $12.76287    $14.38078        1,787
   01/01/2014 to 12/31/2014...........  $14.38078    $12.86942        4,971
AST TEMPLETON GLOBAL BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.68060    $ 9.94523        1,121
   01/01/2009 to 12/31/2009...........  $ 9.94523    $10.88888        3,583
   01/01/2010 to 12/31/2010...........  $10.88888    $11.24447        1,929
   01/01/2011 to 12/31/2011...........  $11.24447    $11.43423        2,976
   01/01/2012 to 12/31/2012...........  $11.43423    $11.74926        2,615
   01/01/2013 to 12/31/2013...........  $11.74926    $11.04321          847
   01/01/2014 to 12/31/2014...........  $11.04321    $10.84436        2,059

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.95433    $ 6.80133       27,126
   01/01/2009 to 12/31/2009...........  $ 6.80133    $ 8.53031       39,598
   01/01/2010 to 12/31/2010...........  $ 8.53031    $ 9.54965       60,375
   01/01/2011 to 12/31/2011...........  $ 9.54965    $ 9.00389       81,176
   01/01/2012 to 12/31/2012...........  $ 9.00389    $ 9.76038       87,075
   01/01/2013 to 12/31/2013...........  $ 9.76038    $11.48593       38,272
   01/01/2014 to 12/31/2014...........  $11.48593    $11.83416       71,358
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.22146    $ 9.22959        1,490
   01/01/2009 to 12/31/2009...........  $ 9.22959    $10.06145        1,648
   01/01/2010 to 12/31/2010...........  $10.06145    $10.59188          443
   01/01/2011 to 12/31/2011...........  $10.59188    $10.96730          825
   01/01/2012 to 12/31/2012...........  $10.96730    $11.55093          819
   01/01/2013 to 12/31/2013...........  $11.55093    $11.11182          151
   01/01/2014 to 12/31/2014...........  $11.11182    $11.63245          694
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07792    $ 6.61132        9,018
   01/01/2009 to 12/31/2009...........  $ 6.61132    $ 8.39751       11,348
   01/01/2010 to 12/31/2010...........  $ 8.39751    $ 9.04060       50,679
   01/01/2011 to 12/31/2011...........  $ 9.04060    $ 8.68157       70,672
   01/01/2012 to 09/21/2012...........  $ 8.68157    $ 9.67628            0

* Denotes the start date of these sub-accounts

                               PREMIER X SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

   ACCUMULATION UNIT VALUES: LIFETIME FIVE INCOME BENEFIT, OR HIGHEST DAILY LIFETIME FIVE INCOME BENEFIT, AND COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT
 (2.65%) OR LIFETIME FIVE INCOME BENEFIT AND HIGHEST DAILY VALUE DEATH BENEFIT
                 (2.65%) OR HD GRO 60 BPS AND COMBO DB (2.65%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96931    $10.48036     3,289,884
   01/01/2007 to 12/31/2007...........  $10.48036    $11.14839     9,513,202
   01/01/2008 to 12/31/2008...........  $11.14839    $ 7.40344     7,413,875
   01/01/2009 to 12/31/2009...........  $ 7.40344    $ 8.96902     7,030,223
   01/01/2010 to 12/31/2010...........  $ 8.96902    $ 9.78297     6,858,600
   01/01/2011 to 12/31/2011...........  $ 9.78297    $ 9.27735     6,210,983
   01/01/2012 to 12/31/2012...........  $ 9.27735    $10.17322     5,961,392
   01/01/2013 to 12/31/2013...........  $10.17322    $10.89914     5,686,203
   01/01/2014 to 12/31/2014...........  $10.89914    $11.02310     5,422,070
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98803    $10.42437     1,145,934
   01/01/2007 to 12/31/2007...........  $10.42437    $11.11930     3,164,345
   01/01/2008 to 12/31/2008...........  $11.11930    $ 7.60358     1,725,561
   01/01/2009 to 12/31/2009...........  $ 7.60358    $ 9.34808     1,731,372
   01/01/2010 to 12/31/2010...........  $ 9.34808    $10.35508     1,737,945
   01/01/2011 to 12/31/2011...........  $10.35508    $10.09954     1,612,906
   01/01/2012 to 12/31/2012...........  $10.09954    $11.18121     1,625,897
   01/01/2013 to 12/31/2013...........  $11.18121    $12.69599     1,647,791
   01/01/2014 to 12/31/2014...........  $12.69599    $13.12358     1,563,837
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98366    $10.95570             0
   01/01/2007 to 12/31/2007...........  $10.95570    $10.65990             0
   01/01/2008 to 12/31/2008...........  $10.65990    $ 6.77622             0
   01/01/2009 to 12/31/2009...........  $ 6.77622    $ 7.77460             0
   01/01/2010 to 12/31/2010...........  $ 7.77460    $ 8.62277             0
   01/01/2011 to 12/31/2011...........  $ 8.62277    $ 8.70041             0
   01/01/2012 to 05/04/2012...........  $ 8.70041    $ 9.42262             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97871    $10.43714     1,006,646
   01/01/2007 to 12/31/2007...........  $10.43714    $11.08891     2,661,825
   01/01/2008 to 12/31/2008...........  $11.08891    $ 7.70197     2,393,135
   01/01/2009 to 12/31/2009...........  $ 7.70197    $ 9.25114     2,400,162
   01/01/2010 to 12/31/2010...........  $ 9.25114    $10.12207     2,355,566
   01/01/2011 to 12/31/2011...........  $10.12207    $ 9.74128     2,185,346
   01/01/2012 to 12/31/2012...........  $ 9.74128    $10.67326     2,089,358
   01/01/2013 to 12/31/2013...........  $10.67326    $12.23265     2,128,280
   01/01/2014 to 12/31/2014...........  $12.23265    $12.69397     2,002,840
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99785    $ 9.10848        58,822
   01/01/2012 to 12/31/2012...........  $ 9.10848    $ 9.92842        83,056
   01/01/2013 to 12/31/2013...........  $ 9.92842    $10.72183        87,115
   01/01/2014 to 12/31/2014...........  $10.72183    $10.95626        87,745
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99785    $10.43226        16,278
   01/01/2014 to 12/31/2014...........  $10.43226    $10.52653        22,445

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2016
   05/01/2009* to 12/31/2009..........  $ 9.93806    $ 9.57524            0
   01/01/2010 to 12/31/2010...........  $ 9.57524    $10.31464            0
   01/01/2011 to 12/31/2011...........  $10.31464    $11.01745            0
   01/01/2012 to 12/31/2012...........  $11.01745    $11.17948            0
   01/01/2013 to 12/31/2013...........  $11.17948    $10.81588            0
   01/01/2014 to 12/31/2014...........  $10.81588    $10.58529            0
AST BOND PORTFOLIO 2018
   05/01/2009* to 12/31/2009..........  $ 9.92249    $ 9.64102            0
   01/01/2010 to 12/31/2010...........  $ 9.64102    $10.44275            0
   01/01/2011 to 12/31/2011...........  $10.44275    $11.55526            0
   01/01/2012 to 12/31/2012...........  $11.55526    $11.89989            0
   01/01/2013 to 12/31/2013...........  $11.89989    $11.22828            0
   01/01/2014 to 12/31/2014...........  $11.22828    $11.22961            0
AST BOND PORTFOLIO 2019
   05/01/2009* to 12/31/2009..........  $ 9.90527    $ 9.54205            0
   01/01/2010 to 12/31/2010...........  $ 9.54205    $10.35185            0
   01/01/2011 to 12/31/2011...........  $10.35185    $11.69598            0
   01/01/2012 to 12/31/2012...........  $11.69598    $12.06112            0
   01/01/2013 to 12/31/2013...........  $12.06112    $11.18201            0
   01/01/2014 to 12/31/2014...........  $11.18201    $11.35782            0
AST BOND PORTFOLIO 2020
   05/01/2009* to 12/31/2009..........  $ 9.88398    $ 9.21816            0
   01/01/2010 to 12/31/2010...........  $ 9.21816    $10.04391            0
   01/01/2011 to 12/31/2011...........  $10.04391    $11.61261            0
   01/01/2012 to 12/31/2012...........  $11.61261    $12.02718            0
   01/01/2013 to 12/31/2013...........  $12.02718    $10.95322            0
   01/01/2014 to 12/31/2014...........  $10.95322    $11.32767            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99713    $10.92078            0
   01/01/2011 to 12/31/2011...........  $10.92078    $12.79918        6,240
   01/01/2012 to 12/31/2012...........  $12.79918    $13.31535        5,629
   01/01/2013 to 12/31/2013...........  $13.31535    $12.06339            0
   01/01/2014 to 12/31/2014...........  $12.06339    $12.65461            0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99785    $11.92520            0
   01/01/2012 to 12/31/2012...........  $11.92520    $12.29605            0
   01/01/2013 to 12/31/2013...........  $12.29605    $10.81118            0
   01/01/2014 to 12/31/2014...........  $10.81118    $11.62414            0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99714    $10.31600            0
   01/01/2013 to 12/31/2013...........  $10.31600    $ 9.02469       14,017
   01/01/2014 to 12/31/2014...........  $ 9.02469    $ 9.90108        7,818
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........  $ 9.99857    $ 8.67978            0
   01/01/2014 to 12/31/2014...........  $ 8.67978    $ 9.68957            0
AST BOND PORTFOLIO 2025
   01/02/2014* to 12/31/2014..........  $ 9.99857    $11.21298        1,837
AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14462    $10.28755            0
   01/01/2010 to 12/31/2010...........  $10.28755    $11.39741          611
   01/01/2011 to 12/31/2011...........  $11.39741    $10.45164            0
   01/01/2012 to 12/31/2012...........  $10.45164    $11.52872            0
   01/01/2013 to 12/31/2013...........  $11.52872    $14.76117            0
   01/01/2014 to 12/31/2014...........  $14.76117    $15.85617            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97902    $10.53841      4,267,356
   01/01/2007 to 12/31/2007...........  $10.53841    $11.26366     14,519,398
   01/01/2008 to 12/31/2008...........  $11.26366    $ 7.13880     10,792,029
   01/01/2009 to 12/31/2009...........  $ 7.13880    $ 8.71609     10,722,487
   01/01/2010 to 12/31/2010...........  $ 8.71609    $ 9.62683     10,215,665
   01/01/2011 to 12/31/2011...........  $ 9.62683    $ 9.15110      9,161,428
   01/01/2012 to 12/31/2012...........  $ 9.15110    $10.13777      8,781,480
   01/01/2013 to 12/31/2013...........  $10.13777    $12.11600      8,497,056
   01/01/2014 to 12/31/2014...........  $12.11600    $12.62887      8,074,737
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99785    $11.56863              0
   01/01/2014 to 12/31/2014...........  $11.56863    $12.80378              0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.88628    $12.04192              0
   01/01/2007 to 12/31/2007...........  $12.04192    $ 9.39077              0
   01/01/2008 to 12/31/2008...........  $ 9.39077    $ 5.94127              0
   01/01/2009 to 12/31/2009...........  $ 5.94127    $ 7.63580              0
   01/01/2010 to 12/31/2010...........  $ 7.63580    $ 9.57317              0
   01/01/2011 to 12/31/2011...........  $ 9.57317    $ 9.94110              0
   01/01/2012 to 12/31/2012...........  $ 9.94110    $11.17037              0
   01/01/2013 to 12/31/2013...........  $11.17037    $11.22290            680
   01/01/2014 to 12/31/2014...........  $11.22290    $14.31323            406
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98213    $10.38987              0
   01/01/2007 to 12/31/2007...........  $10.38987    $ 8.32196              0
   01/01/2008 to 07/18/2008...........  $ 8.32196    $ 7.58524              0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99785    $ 9.62672          4,879
   01/01/2014 to 12/31/2014...........  $ 9.62672    $ 9.85664         25,259
AST FI PYRAMIS QUANTITATIVE PORTFOLIO
FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99785    $10.46021        906,224
   01/01/2007 to 12/31/2007...........  $10.46021    $11.06059      2,389,210
   01/01/2008 to 12/31/2008...........  $11.06059    $ 7.05881      2,233,379
   01/01/2009 to 12/31/2009...........  $ 7.05881    $ 8.51674      2,294,762
   01/01/2010 to 12/31/2010...........  $ 8.51674    $ 9.48868      2,128,691
   01/01/2011 to 12/31/2011...........  $ 9.48868    $ 9.10499      1,984,644
   01/01/2012 to 12/31/2012...........  $ 9.10499    $ 9.81278      1,882,254
   01/01/2013 to 12/31/2013...........  $ 9.81278    $10.97054      1,722,773
   01/01/2014 to 12/31/2014...........  $10.97054    $11.02409      1,617,437
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10334    $ 7.45897          6,765
   01/01/2009 to 12/31/2009...........  $ 7.45897    $ 8.80911          6,056
   01/01/2010 to 12/31/2010...........  $ 8.80911    $ 9.72512         28,522
   01/01/2011 to 12/31/2011...........  $ 9.72512    $ 9.24016         33,759
   01/01/2012 to 12/31/2012...........  $ 9.24016    $10.22856         70,686
   01/01/2013 to 12/31/2013...........  $10.22856    $11.88013        119,986
   01/01/2014 to 12/31/2014...........  $11.88013    $12.23524        121,271
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99786    $ 7.44078          6,203
   01/01/2009 to 11/13/2009...........  $ 7.44078    $ 8.25355              0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99786    $10.67905        101,651
   01/01/2013 to 12/31/2013...........  $10.67905    $12.94927        126,168
   01/01/2014 to 12/31/2014...........  $12.94927    $13.01583        114,346

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99785    $10.74662       17,790
   01/01/2014 to 12/31/2014...........  $10.74662    $10.73696       24,580
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17453    $ 6.08697            0
   01/01/2009 to 12/31/2009...........  $ 6.08697    $ 8.01101            0
   01/01/2010 to 12/31/2010...........  $ 8.01101    $ 9.38077            0
   01/01/2011 to 12/31/2011...........  $ 9.38077    $ 8.67835            0
   01/01/2012 to 12/31/2012...........  $ 8.67835    $10.72005            0
   01/01/2013 to 12/31/2013...........  $10.72005    $10.89728            0
   01/01/2014 to 12/31/2014...........  $10.89728    $12.09411            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.93421    $10.18853            0
   01/01/2007 to 12/31/2007...........  $10.18853    $11.31282            0
   01/01/2008 to 12/31/2008...........  $11.31282    $ 6.58241            0
   01/01/2009 to 12/31/2009...........  $ 6.58241    $ 9.58016            0
   01/01/2010 to 12/31/2010...........  $ 9.58016    $10.29306            0
   01/01/2011 to 12/31/2011...........  $10.29306    $ 9.63087            0
   01/01/2012 to 12/31/2012...........  $ 9.63087    $11.23620            0
   01/01/2013 to 12/31/2013...........  $11.23620    $14.20157            0
   01/01/2014 to 02/07/2014...........  $14.20157    $13.95723            0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95981    $10.96603            0
   01/01/2007 to 12/31/2007...........  $10.96603    $11.22919            0
   01/01/2008 to 12/31/2008...........  $11.22919    $ 6.48778            0
   01/01/2009 to 12/31/2009...........  $ 6.48778    $ 7.53298            0
   01/01/2010 to 12/31/2010...........  $ 7.53298    $ 8.28421            0
   01/01/2011 to 12/31/2011...........  $ 8.28421    $ 7.62524            0
   01/01/2012 to 12/31/2012...........  $ 7.62524    $ 8.88894            0
   01/01/2013 to 12/31/2013...........  $ 8.88894    $11.56420            0
   01/01/2014 to 12/31/2014...........  $11.56420    $12.74501            0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95720    $ 9.80585            0
   01/01/2007 to 12/31/2007...........  $ 9.80585    $11.39938            0
   01/01/2008 to 12/31/2008...........  $11.39938    $ 6.57470            0
   01/01/2009 to 12/31/2009...........  $ 6.57470    $10.06189            0
   01/01/2010 to 12/31/2010...........  $10.06189    $11.74566            0
   01/01/2011 to 12/31/2011...........  $11.74566    $11.10213            0
   01/01/2012 to 12/31/2012...........  $11.10213    $12.93636            0
   01/01/2013 to 12/31/2013...........  $12.93636    $16.65936            0
   01/01/2014 to 12/31/2014...........  $16.65936    $18.10010            0
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08902    $ 7.56739       93,776
   01/01/2009 to 12/31/2009...........  $ 7.56739    $ 9.09584       77,947
   01/01/2010 to 12/31/2010...........  $ 9.09584    $ 9.88878       72,924
   01/01/2011 to 12/31/2011...........  $ 9.88878    $ 9.58504       70,211
   01/01/2012 to 12/31/2012...........  $ 9.58504    $10.28303       72,187
   01/01/2013 to 12/31/2013...........  $10.28303    $11.00134       80,042
   01/01/2014 to 12/31/2014...........  $11.00134    $11.15050       82,594
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03274    $ 7.60642            0
   01/01/2009 to 12/31/2009...........  $ 7.60642    $ 9.39944            0
   01/01/2010 to 12/31/2010...........  $ 9.39944    $11.60796            0
   01/01/2011 to 12/31/2011...........  $11.60796    $11.45600            0
   01/01/2012 to 12/31/2012...........  $11.45600    $12.91076            0
   01/01/2013 to 12/31/2013...........  $12.91076    $17.45932          324
   01/01/2014 to 12/31/2014...........  $17.45932    $18.23290          207

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HERNDON LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.94855    $10.94831            0
   01/01/2007 to 12/31/2007...........  $10.94831    $10.78982            0
   01/01/2008 to 12/31/2008...........  $10.78982    $ 6.59020            0
   01/01/2009 to 12/31/2009...........  $ 6.59020    $ 7.59232            0
   01/01/2010 to 12/31/2010...........  $ 7.59232    $ 8.31666            0
   01/01/2011 to 12/31/2011...........  $ 8.31666    $ 8.06236            0
   01/01/2012 to 12/31/2012...........  $ 8.06236    $ 8.90649            0
   01/01/2013 to 12/31/2013...........  $ 8.90649    $11.68121            0
   01/01/2014 to 12/31/2014...........  $11.68121    $11.55690            0
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99785    $10.50025            0
   01/01/2007 to 12/31/2007...........  $10.50025    $10.48154            0
   01/01/2008 to 12/31/2008...........  $10.48154    $ 7.60258            0
   01/01/2009 to 12/31/2009...........  $ 7.60258    $10.03959            0
   01/01/2010 to 12/31/2010...........  $10.03959    $11.10076            0
   01/01/2011 to 12/31/2011...........  $11.10076    $11.15781            0
   01/01/2012 to 12/31/2012...........  $11.15781    $12.37733            0
   01/01/2013 to 12/31/2013...........  $12.37733    $12.92363          416
   01/01/2014 to 12/31/2014...........  $12.92363    $12.91200          283
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99137    $10.53910            0
   01/01/2007 to 12/31/2007...........  $10.53910    $12.22159            0
   01/01/2008 to 12/31/2008...........  $12.22159    $ 5.92506            0
   01/01/2009 to 12/31/2009...........  $ 5.92506    $ 7.80899            0
   01/01/2010 to 12/31/2010...........  $ 7.80899    $ 8.71044            0
   01/01/2011 to 12/31/2011...........  $ 8.71044    $ 7.38912            0
   01/01/2012 to 12/31/2012...........  $ 7.38912    $ 8.66405            0
   01/01/2013 to 12/31/2013...........  $ 8.66405    $10.04886            0
   01/01/2014 to 12/31/2014...........  $10.04886    $ 9.24855            0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.00952    $10.80046            0
   01/01/2007 to 12/31/2007...........  $10.80046    $12.39325            0
   01/01/2008 to 12/31/2008...........  $12.39325    $ 6.76037            0
   01/01/2009 to 12/31/2009...........  $ 6.76037    $ 8.59445            0
   01/01/2010 to 12/31/2010...........  $ 8.59445    $ 9.30062            0
   01/01/2011 to 12/31/2011...........  $ 9.30062    $ 7.92373            0
   01/01/2012 to 12/31/2012...........  $ 7.92373    $ 9.00622            0
   01/01/2013 to 12/31/2013...........  $ 9.00622    $10.48172            0
   01/01/2014 to 12/31/2014...........  $10.48172    $ 9.52651            0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11153    $ 7.09425       60,909
   01/01/2009 to 12/31/2009...........  $ 7.09425    $ 8.75409      149,827
   01/01/2010 to 12/31/2010...........  $ 8.75409    $ 9.70638      146,047
   01/01/2011 to 12/31/2011...........  $ 9.70638    $ 9.40219      145,451
   01/01/2012 to 12/31/2012...........  $ 9.40219    $10.40314      163,212
   01/01/2013 to 12/31/2013...........  $10.40314    $11.78475      177,251
   01/01/2014 to 12/31/2014...........  $11.78475    $12.21119      173,152
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99785    $10.51599            0
   01/01/2007 to 12/31/2007...........  $10.51599    $11.21007            0
   01/01/2008 to 12/31/2008...........  $11.21007    $ 6.40127            0
   01/01/2009 to 12/31/2009...........  $ 6.40127    $ 8.47356            0
   01/01/2010 to 12/31/2010...........  $ 8.47356    $ 8.84687            0
   01/01/2011 to 12/31/2011...........  $ 8.84687    $ 7.82993            0
   01/01/2012 to 12/31/2012...........  $ 7.82993    $ 9.29860            0
   01/01/2013 to 12/31/2013...........  $ 9.29860    $10.45010            0
   01/01/2014 to 12/31/2014...........  $10.45010    $ 9.53217            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96650    $10.47287            0
   01/01/2007 to 12/31/2007...........  $10.47287    $10.39915      501,368
   01/01/2008 to 12/31/2008...........  $10.39915    $ 8.34595      600,949
   01/01/2009 to 12/31/2009...........  $ 8.34595    $ 9.92075      623,713
   01/01/2010 to 12/31/2010...........  $ 9.92075    $10.37210      622,237
   01/01/2011 to 12/31/2011...........  $10.37210    $10.12832      604,794
   01/01/2012 to 12/31/2012...........  $10.12832    $10.92398      597,366
   01/01/2013 to 12/31/2013...........  $10.92398    $11.81605      629,056
   01/01/2014 to 12/31/2014...........  $11.81605    $12.13818      592,205
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08324    $10.27775            0
   01/01/2010 to 12/31/2010...........  $10.27775    $11.14556            0
   01/01/2011 to 12/31/2011...........  $11.14556    $10.93023            0
   01/01/2012 to 12/31/2012...........  $10.93023    $12.26459            0
   01/01/2013 to 12/31/2013...........  $12.26459    $16.30832          524
   01/01/2014 to 12/31/2014...........  $16.30832    $17.39728          322
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95918    $10.94435            0
   01/01/2007 to 12/31/2007...........  $10.94435    $10.34182            0
   01/01/2008 to 12/31/2008...........  $10.34182    $ 5.89445            0
   01/01/2009 to 12/31/2009...........  $ 5.89445    $ 6.85830            0
   01/01/2010 to 12/31/2010...........  $ 6.85830    $ 7.56054            0
   01/01/2011 to 12/31/2011...........  $ 7.56054    $ 7.05750            0
   01/01/2012 to 12/31/2012...........  $ 7.05750    $ 8.03602            0
   01/01/2013 to 12/31/2013...........  $ 8.03602    $10.94924            0
   01/01/2014 to 12/31/2014...........  $10.94924    $12.13284            0
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.94732    $10.15365            0
   01/01/2007 to 12/31/2007...........  $10.15365    $11.37031            0
   01/01/2008 to 12/31/2008...........  $11.37031    $ 6.24030            0
   01/01/2009 to 12/31/2009...........  $ 6.24030    $ 7.88834            0
   01/01/2010 to 12/31/2010...........  $ 7.88834    $ 9.20269            0
   01/01/2011 to 12/31/2011...........  $ 9.20269    $ 8.88354            0
   01/01/2012 to 12/31/2012...........  $ 8.88354    $ 9.71536            0
   01/01/2013 to 12/31/2013...........  $ 9.71536    $12.92977            0
   01/01/2014 to 12/31/2014...........  $12.92977    $13.92987            0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99785    $10.41498            0
   01/01/2007 to 12/31/2007...........  $10.41498    $10.76225            0
   01/01/2008 to 12/31/2008...........  $10.76225    $ 8.04643            0
   01/01/2009 to 12/31/2009...........  $ 8.04643    $10.55127            0
   01/01/2010 to 12/31/2010...........  $10.55127    $11.65786            0
   01/01/2011 to 12/31/2011...........  $11.65786    $12.51259            0
   01/01/2012 to 12/31/2012...........  $12.51259    $12.91181            0
   01/01/2013 to 12/31/2013...........  $12.91181    $12.32678            0
   01/01/2014 to 12/31/2014...........  $12.32678    $12.77575            0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95939    $11.03534            0
   01/01/2007 to 12/31/2007...........  $11.03534    $11.75951            0
   01/01/2008 to 12/31/2008...........  $11.75951    $ 7.56170            0
   01/01/2009 to 12/31/2009...........  $ 7.56170    $ 9.68742            0
   01/01/2010 to 12/31/2010...........  $ 9.68742    $10.57442            0
   01/01/2011 to 12/31/2011...........  $10.57442    $ 9.97901            0
   01/01/2012 to 12/31/2012...........  $ 9.97901    $11.96447            0
   01/01/2013 to 12/31/2013...........  $11.96447    $14.87663            0
   01/01/2014 to 12/31/2014...........  $14.87663    $15.01860            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.93096    $10.31887          0
   01/01/2007 to 12/31/2007...........  $10.31887    $11.56975          0
   01/01/2008 to 12/31/2008...........  $11.56975    $ 7.17904          0
   01/01/2009 to 12/31/2009...........  $ 7.17904    $ 8.69355          0
   01/01/2010 to 12/31/2010...........  $ 8.69355    $ 9.55192          0
   01/01/2011 to 12/31/2011...........  $ 9.55192    $ 9.25036          0
   01/01/2012 to 12/31/2012...........  $ 9.25036    $10.55071          0
   01/01/2013 to 12/31/2013...........  $10.55071    $14.05135          0
   01/01/2014 to 12/31/2014...........  $14.05135    $14.88080          0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99786    $10.16082          0
   01/01/2013 to 12/31/2013...........  $10.16082    $13.31402          0
   01/01/2014 to 12/31/2014...........  $13.31402    $14.29549          0
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.92828    $10.33861          0
   01/01/2007 to 12/31/2007...........  $10.33861    $10.34746          0
   01/01/2008 to 12/31/2008...........  $10.34746    $ 6.23685          0
   01/01/2009 to 12/31/2009...........  $ 6.23685    $ 8.43848          0
   01/01/2010 to 12/31/2010...........  $ 8.43848    $10.16154          0
   01/01/2011 to 12/31/2011...........  $10.16154    $ 9.55795          0
   01/01/2012 to 12/31/2012...........  $ 9.55795    $11.02487          0
   01/01/2013 to 12/31/2013...........  $11.02487    $14.22184        392
   01/01/2014 to 12/31/2014...........  $14.22184    $15.92860        243
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99903    $10.14455          0
   01/01/2007 to 12/31/2007...........  $10.14455    $10.36582          0
   01/01/2008 to 12/31/2008...........  $10.36582    $10.35154          0
   01/01/2009 to 12/31/2009...........  $10.35154    $10.10915          0
   01/01/2010 to 12/31/2010...........  $10.10915    $ 9.85065          0
   01/01/2011 to 12/31/2011...........  $ 9.85065    $ 9.59887          0
   01/01/2012 to 12/31/2012...........  $ 9.59887    $ 9.35130          0
   01/01/2013 to 12/31/2013...........  $ 9.35130    $ 9.10981          0
   01/01/2014 to 12/31/2014...........  $ 9.10981    $ 8.87455          0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.03499    $10.09690          0
   01/01/2007 to 12/31/2007...........  $10.09690    $10.14651          0
   01/01/2008 to 12/31/2008...........  $10.14651    $ 5.70727          0
   01/01/2009 to 12/31/2009...........  $ 5.70727    $ 7.81971          0
   01/01/2010 to 12/31/2010...........  $ 7.81971    $ 9.40326          0
   01/01/2011 to 12/31/2011...........  $ 9.40326    $ 8.93322          0
   01/01/2012 to 12/31/2012...........  $ 8.93322    $10.19275          0
   01/01/2013 to 12/31/2013...........  $10.19275    $14.10101          0
   01/01/2014 to 12/31/2014...........  $14.10101    $15.69450          0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02776    $10.05421          0
   01/01/2012 to 12/31/2012...........  $10.05421    $10.27149          0
   01/01/2013 to 12/31/2013...........  $10.27149    $ 9.72283          0
   01/01/2014 to 12/31/2014...........  $ 9.72283    $ 9.95975          0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96424    $10.13968          0
   01/01/2007 to 12/31/2007...........  $10.13968    $12.06955          0
   01/01/2008 to 12/31/2008...........  $12.06955    $ 6.68016          0
   01/01/2009 to 12/31/2009...........  $ 6.68016    $ 8.44628          0
   01/01/2010 to 12/31/2010...........  $ 8.44628    $10.58796          0
   01/01/2011 to 12/31/2011...........  $10.58796    $10.48904          0
   01/01/2012 to 12/31/2012...........  $10.48904    $11.48303          0
   01/01/2013 to 12/31/2013...........  $11.48303    $14.83480          0
   01/01/2014 to 12/31/2014...........  $14.83480    $15.59914          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98727    $ 9.38904             0
   01/01/2007 to 12/31/2007...........  $ 9.38904    $10.85685             0
   01/01/2008 to 12/31/2008...........  $10.85685    $ 6.07710             0
   01/01/2009 to 12/31/2009...........  $ 6.07710    $ 7.25599             0
   01/01/2010 to 12/31/2010...........  $ 7.25599    $ 8.50141             0
   01/01/2011 to 04/29/2011...........  $ 8.50141    $ 9.50609             0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99786    $10.25735           220
   01/01/2013 to 12/31/2013...........  $10.25735    $11.88270         8,947
   01/01/2014 to 12/31/2014...........  $11.88270    $12.17079        10,746
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10060    $ 5.54977             0
   01/01/2009 to 12/31/2009...........  $ 5.54977    $ 9.00268             0
   01/01/2010 to 12/31/2010...........  $ 9.00268    $10.72358             0
   01/01/2011 to 12/31/2011...........  $10.72358    $ 8.32919             0
   01/01/2012 to 12/31/2012...........  $ 8.32919    $ 9.56861             0
   01/01/2013 to 12/31/2013...........  $ 9.56861    $ 9.34233           281
   01/01/2014 to 12/31/2014...........  $ 9.34233    $ 8.67486           197
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97945    $10.10621             0
   01/01/2007 to 12/31/2007...........  $10.10621    $10.51324             0
   01/01/2008 to 12/31/2008...........  $10.51324    $10.35600             0
   01/01/2009 to 12/31/2009...........  $10.35600    $11.12066             0
   01/01/2010 to 12/31/2010...........  $11.12066    $11.25600             0
   01/01/2011 to 12/31/2011...........  $11.25600    $11.21246             0
   01/01/2012 to 12/31/2012...........  $11.21246    $11.43518             0
   01/01/2013 to 12/31/2013...........  $11.43518    $10.89770             0
   01/01/2014 to 12/31/2014...........  $10.89770    $10.60595             0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97050    $10.23796             0
   01/01/2007 to 12/31/2007...........  $10.23796    $10.80078             0
   01/01/2008 to 12/31/2008...........  $10.80078    $10.28416             0
   01/01/2009 to 12/31/2009...........  $10.28416    $11.67439             0
   01/01/2010 to 12/31/2010...........  $11.67439    $12.25079             0
   01/01/2011 to 12/31/2011...........  $12.25079    $12.31439             0
   01/01/2012 to 12/31/2012...........  $12.31439    $13.11417             0
   01/01/2013 to 12/31/2013...........  $13.11417    $12.54085           421
   01/01/2014 to 12/31/2014...........  $12.54085    $12.73400           293
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97843    $10.35058       344,932
   01/01/2007 to 12/31/2007...........  $10.35058    $10.96110     1,245,876
   01/01/2008 to 12/31/2008...........  $10.96110    $ 8.59727     1,943,965
   01/01/2009 to 12/31/2009...........  $ 8.59727    $10.05357     2,060,444
   01/01/2010 to 12/31/2010...........  $10.05357    $10.82948     2,050,341
   01/01/2011 to 12/31/2011...........  $10.82948    $10.65550     1,911,588
   01/01/2012 to 12/31/2012...........  $10.65550    $11.45674     2,128,095
   01/01/2013 to 12/31/2013...........  $11.45674    $12.18906     1,927,678
   01/01/2014 to 12/31/2014...........  $12.18906    $12.56022     1,833,252
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01777    $10.05412             0
   01/01/2012 to 12/31/2012...........  $10.05412    $10.49048             0
   01/01/2013 to 12/31/2013...........  $10.49048    $ 9.98316             0
   01/01/2014 to 12/31/2014...........  $ 9.98316    $10.31486             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99785    $10.24054       719,683
   01/01/2007 to 12/31/2007...........  $10.24054    $11.11363     2,790,776
   01/01/2008 to 12/31/2008...........  $11.11363    $ 6.41884     2,332,466
   01/01/2009 to 12/31/2009...........  $ 6.41884    $ 7.87730     2,270,088
   01/01/2010 to 12/31/2010...........  $ 7.87730    $ 9.13353     2,223,179
   01/01/2011 to 12/31/2011...........  $ 9.13353    $ 8.34511     2,097,657
   01/01/2012 to 12/31/2012...........  $ 8.34511    $ 9.17966     1,995,792
   01/01/2013 to 12/31/2013...........  $ 9.17966    $10.46525     1,944,069
   01/01/2014 to 12/31/2014...........  $10.46525    $11.13285     1,853,608
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95008    $10.66309             0
   01/01/2007 to 12/31/2007...........  $10.66309    $10.60276             0
   01/01/2008 to 12/31/2008...........  $10.60276    $ 6.32966             0
   01/01/2009 to 12/31/2009...........  $ 6.32966    $ 7.51185             0
   01/01/2010 to 12/31/2010...........  $ 7.51185    $ 8.41927             0
   01/01/2011 to 12/31/2011...........  $ 8.41927    $ 8.48580             0
   01/01/2012 to 12/31/2012...........  $ 8.48580    $ 9.82084             0
   01/01/2013 to 12/31/2013...........  $ 9.82084    $12.67001             0
   01/01/2014 to 12/31/2014...........  $12.67001    $14.46757             0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99785    $ 8.84314             0
   01/01/2012 to 12/31/2012...........  $ 8.84314    $ 9.74792             0
   01/01/2013 to 12/31/2013...........  $ 9.74792    $11.62323             0
   01/01/2014 to 12/31/2014...........  $11.62323    $12.05915         1,164
AST RCM WORLD TRENDS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08083    $ 7.29981        24,404
   01/01/2009 to 12/31/2009...........  $ 7.29981    $ 8.77459        35,760
   01/01/2010 to 12/31/2010...........  $ 8.77459    $ 9.56692        52,460
   01/01/2011 to 12/31/2011...........  $ 9.56692    $ 9.15103        63,095
   01/01/2012 to 12/31/2012...........  $ 9.15103    $ 9.83094        56,685
   01/01/2013 to 12/31/2013...........  $ 9.83094    $10.76855        76,925
   01/01/2014 to 12/31/2014...........  $10.76855    $11.02964        81,535
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09901    $ 6.65498        36,099
   01/01/2009 to 12/31/2009...........  $ 6.65498    $ 8.22388        42,484
   01/01/2010 to 12/31/2010...........  $ 8.22388    $ 9.16080        90,204
   01/01/2011 to 12/31/2011...........  $ 9.16080    $ 8.71154        90,482
   01/01/2012 to 12/31/2012...........  $ 8.71154    $ 9.83583        99,688
   01/01/2013 to 12/31/2013...........  $ 9.83583    $11.31242       135,265
   01/01/2014 to 12/31/2014...........  $11.31242    $11.61910       139,376
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98361    $10.50489             0
   01/01/2007 to 12/31/2007...........  $10.50489    $11.14495       359,613
   01/01/2008 to 12/31/2008...........  $11.14495    $ 7.57909       261,530
   01/01/2009 to 12/31/2009...........  $ 7.57909    $ 9.40742       303,544
   01/01/2010 to 12/31/2010...........  $ 9.40742    $10.24718       383,296
   01/01/2011 to 12/31/2011...........  $10.24718    $ 9.64554       464,519
   01/01/2012 to 12/31/2012...........  $ 9.64554    $10.44259       447,014
   01/01/2013 to 12/31/2013...........  $10.44259    $11.63790       435,997
   01/01/2014 to 12/31/2014...........  $11.63790    $11.68163       377,935

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99785    $ 9.88603             0
   01/01/2007 to 12/31/2007...........  $ 9.88603    $10.70920             0
   01/01/2008 to 12/31/2008...........  $10.70920    $ 5.83244             0
   01/01/2009 to 12/31/2009...........  $ 5.83244    $ 7.53768             0
   01/01/2010 to 12/31/2010...........  $ 7.53768    $ 9.73319             0
   01/01/2011 to 12/31/2011...........  $ 9.73319    $ 8.23885             0
   01/01/2012 to 12/31/2012...........  $ 8.23885    $ 9.63688             0
   01/01/2013 to 12/31/2013...........  $ 9.63688    $13.21971           224
   01/01/2014 to 12/31/2014...........  $13.21971    $13.51465           142
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90433    $ 9.85030             0
   01/01/2007 to 12/31/2007...........  $ 9.85030    $10.28069             0
   01/01/2008 to 12/31/2008...........  $10.28069    $ 6.50978             0
   01/01/2009 to 12/31/2009...........  $ 6.50978    $ 8.49211             0
   01/01/2010 to 12/31/2010...........  $ 8.49211    $11.28585             0
   01/01/2011 to 12/31/2011...........  $11.28585    $10.88725             0
   01/01/2012 to 12/31/2012...........  $10.88725    $11.89700             0
   01/01/2013 to 12/31/2013...........  $11.89700    $15.66657             0
   01/01/2014 to 12/31/2014...........  $15.66657    $15.84492             0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99167    $10.39648             0
   01/01/2007 to 12/31/2007...........  $10.39648    $ 9.55860             0
   01/01/2008 to 12/31/2008...........  $ 9.55860    $ 6.54440             0
   01/01/2009 to 12/31/2009...........  $ 6.54440    $ 8.09678             0
   01/01/2010 to 12/31/2010...........  $ 8.09678    $ 9.93828             0
   01/01/2011 to 12/31/2011...........  $ 9.93828    $ 9.10333             0
   01/01/2012 to 12/31/2012...........  $ 9.10333    $10.47853             0
   01/01/2013 to 12/31/2013...........  $10.47853    $14.02610             0
   01/01/2014 to 12/31/2014...........  $14.02610    $14.38383             0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96738    $10.56246        52,298
   01/01/2007 to 12/31/2007...........  $10.56246    $10.93887     1,498,835
   01/01/2008 to 12/31/2008...........  $10.93887    $ 7.89154       994,417
   01/01/2009 to 12/31/2009...........  $ 7.89154    $ 9.54357     1,025,524
   01/01/2010 to 12/31/2010...........  $ 9.54357    $10.36977       964,801
   01/01/2011 to 12/31/2011...........  $10.36977    $10.30287       928,642
   01/01/2012 to 12/31/2012...........  $10.30287    $11.39102       976,707
   01/01/2013 to 12/31/2013...........  $11.39102    $12.96501     1,128,196
   01/01/2014 to 12/31/2014...........  $12.96501    $13.37293     1,065,121
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.94970    $11.00108             0
   01/01/2007 to 12/31/2007...........  $11.00108    $10.33337             0
   01/01/2008 to 12/31/2008...........  $10.33337    $ 5.84996             0
   01/01/2009 to 12/31/2009...........  $ 5.84996    $ 7.05495             0
   01/01/2010 to 12/31/2010...........  $ 7.05495    $ 7.78316             0
   01/01/2011 to 12/31/2011...........  $ 7.78316    $ 7.45823             0
   01/01/2012 to 12/31/2012...........  $ 7.45823    $ 8.51874             0
   01/01/2013 to 12/31/2013...........  $ 8.51874    $10.76256           515
   01/01/2014 to 12/31/2014...........  $10.76256    $11.26756           337

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.93937    $10.40053            0
   01/01/2007 to 12/31/2007...........  $10.40053    $10.96483            0
   01/01/2008 to 12/31/2008...........  $10.96483    $ 6.34814            0
   01/01/2009 to 12/31/2009...........  $ 6.34814    $ 9.48494            0
   01/01/2010 to 12/31/2010...........  $ 9.48494    $10.70110            0
   01/01/2011 to 12/31/2011...........  $10.70110    $10.24854            0
   01/01/2012 to 12/31/2012...........  $10.24854    $11.73898            0
   01/01/2013 to 12/31/2013...........  $11.73898    $16.47100            0
   01/01/2014 to 12/31/2014...........  $16.47100    $17.38484            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14670    $ 9.76596            0
   01/01/2007 to 12/31/2007...........  $ 9.76596    $13.36608            0
   01/01/2008 to 12/31/2008...........  $13.36608    $ 6.51197            0
   01/01/2009 to 12/31/2009...........  $ 6.51197    $ 9.47441            0
   01/01/2010 to 12/31/2010...........  $ 9.47441    $11.11788            0
   01/01/2011 to 12/31/2011...........  $11.11788    $ 9.21533            0
   01/01/2012 to 12/31/2012...........  $ 9.21533    $ 9.30174            0
   01/01/2013 to 12/31/2013...........  $ 9.30174    $10.45535            0
   01/01/2014 to 12/31/2014...........  $10.45535    $ 9.33362            0
AST TEMPLETON GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98885    $10.23278            0
   01/01/2007 to 12/31/2007...........  $10.23278    $10.92868            0
   01/01/2008 to 12/31/2008...........  $10.92868    $10.38726            0
   01/01/2009 to 12/31/2009...........  $10.38726    $11.34510            0
   01/01/2010 to 12/31/2010...........  $11.34510    $11.68700            0
   01/01/2011 to 12/31/2011...........  $11.68700    $11.85538            0
   01/01/2012 to 12/31/2012...........  $11.85538    $12.15220            0
   01/01/2013 to 12/31/2013...........  $12.15220    $11.39409            0
   01/01/2014 to 12/31/2014...........  $11.39409    $11.16164            0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96994    $10.58456            0
   01/01/2007 to 12/31/2007...........  $10.58456    $11.29541            0
   01/01/2008 to 12/31/2008...........  $11.29541    $ 6.34591            0
   01/01/2009 to 12/31/2009...........  $ 6.34591    $ 7.93970            0
   01/01/2010 to 12/31/2010...........  $ 7.93970    $ 8.86699            0
   01/01/2011 to 12/31/2011...........  $ 8.86699    $ 8.33989        3,239
   01/01/2012 to 12/31/2012...........  $ 8.33989    $ 9.01845       20,146
   01/01/2013 to 12/31/2013...........  $ 9.01845    $10.58693       96,704
   01/01/2014 to 12/31/2014...........  $10.58693    $10.88122      128,124
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99785    $ 9.96779            0
   01/01/2008 to 12/31/2008...........  $ 9.96779    $ 9.20434            0
   01/01/2009 to 12/31/2009...........  $ 9.20434    $10.00948            0
   01/01/2010 to 12/31/2010...........  $10.00948    $10.51144            0
   01/01/2011 to 12/31/2011...........  $10.51144    $10.85741            0
   01/01/2012 to 12/31/2012...........  $10.85741    $11.40720            0
   01/01/2013 to 12/31/2013...........  $11.40720    $10.94684          482
   01/01/2014 to 12/31/2014...........  $10.94684    $11.43181          327
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07785    $ 6.60055       67,296
   01/01/2009 to 12/31/2009...........  $ 6.60055    $ 8.36337       78,159
   01/01/2010 to 12/31/2010...........  $ 8.36337    $ 8.98185      114,786
   01/01/2011 to 12/31/2011...........  $ 8.98185    $ 8.60412      114,929
   01/01/2012 to 09/21/2012...........  $ 8.60412    $ 9.57301            0

* Denotes the start date of these sub-accounts

                               PREMIER X SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: BENEFICIARY CONTINUATION OPTION - 1.00% SETTLEMENT
                                SERVICE CHARGE

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.08004    $10.91282      129,445
   01/01/2008 to 12/31/2008...........  $10.91282    $ 7.36563      142,405
   01/01/2009 to 12/31/2009...........  $ 7.36563    $ 9.06905       85,377
   01/01/2010 to 12/31/2010...........  $ 9.06905    $10.05357       99,862
   01/01/2011 to 12/31/2011...........  $10.05357    $ 9.68945      172,922
   01/01/2012 to 12/31/2012...........  $ 9.68945    $10.79903      187,764
   01/01/2013 to 12/31/2013...........  $10.79903    $11.75851      169,163
   01/01/2014 to 12/31/2014...........  $11.75851    $12.08662      230,801
AST ADVANCED STRATEGIES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07305    $10.83452            0
   01/01/2008 to 12/31/2008...........  $10.83452    $ 7.53017            0
   01/01/2009 to 12/31/2009...........  $ 7.53017    $ 9.40896            0
   01/01/2010 to 12/31/2010...........  $ 9.40896    $10.59254            0
   01/01/2011 to 12/31/2011...........  $10.59254    $10.49952       36,272
   01/01/2012 to 12/31/2012...........  $10.49952    $11.81435       79,091
   01/01/2013 to 12/31/2013...........  $11.81435    $13.63409      158,790
   01/01/2014 to 12/31/2014...........  $13.63409    $14.32368      180,239
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12345    $10.18301            0
   01/01/2008 to 12/31/2008...........  $10.18301    $ 6.57914            0
   01/01/2009 to 12/31/2009...........  $ 6.57914    $ 7.67177        3,699
   01/01/2010 to 12/31/2010...........  $ 7.67177    $ 8.64764        4,096
   01/01/2011 to 12/31/2011...........  $ 8.64764    $ 8.86776        4,581
   01/01/2012 to 05/04/2012...........  $ 8.86776    $ 9.65752            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07151    $10.86097        3,120
   01/01/2008 to 12/31/2008...........  $10.86097    $ 7.66698      166,425
   01/01/2009 to 12/31/2009...........  $ 7.66698    $ 9.35958      160,708
   01/01/2010 to 12/31/2010...........  $ 9.35958    $10.40804      226,307
   01/01/2011 to 12/31/2011...........  $10.40804    $10.17985      366,569
   01/01/2012 to 12/31/2012...........  $10.17985    $11.33645      524,542
   01/01/2013 to 12/31/2013...........  $11.33645    $13.20498      566,259
   01/01/2014 to 12/31/2014...........  $13.20498    $13.92690      843,587
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99918    $ 9.20827            0
   01/01/2012 to 12/31/2012...........  $ 9.20827    $10.20156            0
   01/01/2013 to 12/31/2013...........  $10.20156    $11.19672            0
   01/01/2014 to 12/31/2014...........  $11.19672    $11.62858            0
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99918    $10.54820            0
   01/01/2014 to 12/31/2014...........  $10.54820    $10.81738            0
AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14595    $10.30944            0
   01/01/2010 to 12/31/2010...........  $10.30944    $11.60815          678
   01/01/2011 to 12/31/2011...........  $11.60815    $10.81845        1,493
   01/01/2012 to 12/31/2012...........  $10.81845    $12.12874        1,675
   01/01/2013 to 12/31/2013...........  $12.12874    $15.78294        5,326
   01/01/2014 to 12/31/2014...........  $15.78294    $17.23085        6,482

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09687    $11.01224       40,327
   01/01/2008 to 12/31/2008...........  $11.01224    $ 7.09376       47,327
   01/01/2009 to 12/31/2009...........  $ 7.09376    $ 8.80257       75,060
   01/01/2010 to 12/31/2010...........  $ 8.80257    $ 9.88109       85,112
   01/01/2011 to 12/31/2011...........  $ 9.88109    $ 9.54594      115,629
   01/01/2012 to 12/31/2012...........  $ 9.54594    $10.74833       85,759
   01/01/2013 to 12/31/2013...........  $10.74833    $13.05551      147,135
   01/01/2014 to 12/31/2014...........  $13.05551    $13.83039      261,580
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99918    $11.72984            0
   01/01/2014 to 12/31/2014...........  $11.72984    $13.19431            0
AST COHEN & STEERS REALTY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10286    $ 7.81223        2,528
   01/01/2008 to 12/31/2008...........  $ 7.81223    $ 5.02371        2,463
   01/01/2009 to 12/31/2009...........  $ 5.02371    $ 6.56219        2,370
   01/01/2010 to 12/31/2010...........  $ 6.56219    $ 8.36127        3,255
   01/01/2011 to 12/31/2011...........  $ 8.36127    $ 8.82419        4,845
   01/01/2012 to 12/31/2012...........  $ 8.82419    $10.07765       33,808
   01/01/2013 to 12/31/2013...........  $10.07765    $10.29050       28,693
   01/01/2014 to 12/31/2014...........  $10.29050    $13.33818       33,765
AST DEAM SMALL-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09789    $ 8.33201            0
   01/01/2008 to 07/18/2008...........  $ 8.33201    $ 7.66199            0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99918    $ 9.73366            0
   01/01/2014 to 12/31/2014...........  $ 9.73366    $10.12900            0
AST FI PYRAMIS QUANTITATIVE PORTFOLIO
FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07381    $10.77036        7,255
   01/01/2008 to 12/31/2008...........  $10.77036    $ 6.98618       42,388
   01/01/2009 to 12/31/2009...........  $ 6.98618    $ 8.56682       35,985
   01/01/2010 to 12/31/2010...........  $ 8.56682    $ 9.70021       34,782
   01/01/2011 to 12/31/2011...........  $ 9.70021    $ 9.45972       70,843
   01/01/2012 to 12/31/2012...........  $ 9.45972    $10.36217      125,844
   01/01/2013 to 12/31/2013...........  $10.36217    $11.77393      141,532
   01/01/2014 to 12/31/2014...........  $11.77393    $12.02477      146,745
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10379    $ 7.54057            0
   01/01/2009 to 12/31/2009...........  $ 7.54057    $ 9.05097            0
   01/01/2010 to 12/31/2010...........  $ 9.05097    $10.15522            0
   01/01/2011 to 12/31/2011...........  $10.15522    $ 9.80622       17,951
   01/01/2012 to 12/31/2012...........  $ 9.80622    $11.03284       39,447
   01/01/2013 to 12/31/2013...........  $11.03284    $13.02361       48,832
   01/01/2014 to 12/31/2014...........  $13.02361    $13.63207       78,552
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99918    $ 7.49594        5,059
   01/01/2009 to 11/13/2009...........  $ 7.49594    $ 8.43273            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99918    $10.79695       47,791
   01/01/2013 to 12/31/2013...........  $10.79695    $13.30615       44,057
   01/01/2014 to 12/31/2014...........  $13.30615    $13.59311       39,882
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99918    $10.86599            0
   01/01/2014 to 12/31/2014...........  $10.86599    $11.03376            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17586    $ 6.13224            0
   01/01/2009 to 12/31/2009...........  $ 6.13224    $ 8.20276          146
   01/01/2010 to 12/31/2010...........  $ 8.20276    $ 9.76197          137
   01/01/2011 to 12/31/2011...........  $ 9.76197    $ 9.17833          541
   01/01/2012 to 12/31/2012...........  $ 9.17833    $11.52315        1,910
   01/01/2013 to 12/31/2013...........  $11.52315    $11.90508        5,835
   01/01/2014 to 12/31/2014...........  $11.90508    $13.42844        9,633
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09100    $11.53628        4,723
   01/01/2008 to 12/31/2008...........  $11.53628    $ 6.82244        4,600
   01/01/2009 to 12/31/2009...........  $ 6.82244    $10.09167        4,428
   01/01/2010 to 12/31/2010...........  $10.09167    $11.01965        5,277
   01/01/2011 to 12/31/2011...........  $11.01965    $10.47885        6,194
   01/01/2012 to 12/31/2012...........  $10.47885    $12.42563       13,645
   01/01/2013 to 12/31/2013...........  $12.42563    $15.96125       24,620
   01/01/2014 to 02/07/2014...........  $15.96125    $15.71317            0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11632    $10.62005            0
   01/01/2008 to 12/31/2008...........  $10.62005    $ 6.23634            0
   01/01/2009 to 12/31/2009...........  $ 6.23634    $ 7.35950        6,458
   01/01/2010 to 12/31/2010...........  $ 7.35950    $ 8.22556        5,948
   01/01/2011 to 12/31/2011...........  $ 8.22556    $ 7.69478        7,670
   01/01/2012 to 12/31/2012...........  $ 7.69478    $ 9.11684       17,500
   01/01/2013 to 12/31/2013...........  $ 9.11684    $12.05440       27,352
   01/01/2014 to 12/31/2014...........  $12.05440    $13.50241       43,345
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09800    $11.48986        1,492
   01/01/2008 to 12/31/2008...........  $11.48986    $ 6.73541            0
   01/01/2009 to 12/31/2009...........  $ 6.73541    $10.47635          231
   01/01/2010 to 12/31/2010...........  $10.47635    $12.42903          782
   01/01/2011 to 12/31/2011...........  $12.42903    $11.93976        1,490
   01/01/2012 to 12/31/2012...........  $11.93976    $14.14015       10,307
   01/01/2013 to 12/31/2013...........  $14.14015    $18.50694       16,778
   01/01/2014 to 12/31/2014...........  $18.50694    $20.43596       21,586
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08946    $ 7.64998          744
   01/01/2009 to 12/31/2009...........  $ 7.64998    $ 9.34543        2,369
   01/01/2010 to 12/31/2010...........  $ 9.34543    $10.32606        7,551
   01/01/2011 to 12/31/2011...........  $10.32606    $10.17206       13,151
   01/01/2012 to 12/31/2012...........  $10.17206    $11.09154       67,208
   01/01/2013 to 12/31/2013...........  $11.09154    $12.06017       27,028
   01/01/2014 to 12/31/2014...........  $12.06017    $12.42331       62,516
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03407    $ 7.66279          431
   01/01/2009 to 12/31/2009...........  $ 7.66279    $ 9.62383          517
   01/01/2010 to 12/31/2010...........  $ 9.62383    $12.07909        1,114
   01/01/2011 to 12/31/2011...........  $12.07909    $12.11532        1,906
   01/01/2012 to 12/31/2012...........  $12.11532    $13.87726        4,328
   01/01/2013 to 12/31/2013...........  $13.87726    $19.07270       10,593
   01/01/2014 to 12/31/2014...........  $19.07270    $20.24314       14,911

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HERNDON LARGE-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11154    $10.19617        2,976
   01/01/2008 to 12/31/2008...........  $10.19617    $ 6.32963            0
   01/01/2009 to 12/31/2009...........  $ 6.32963    $ 7.41124            0
   01/01/2010 to 12/31/2010...........  $ 7.41124    $ 8.25078            0
   01/01/2011 to 12/31/2011...........  $ 8.25078    $ 8.12903        4,250
   01/01/2012 to 12/31/2012...........  $ 8.12903    $ 9.12709       14,114
   01/01/2013 to 12/31/2013...........  $ 9.12709    $12.16608       25,451
   01/01/2014 to 12/31/2014...........  $12.16608    $12.23327       30,161
AST HIGH YIELD PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.99918    $ 9.96607            0
   01/01/2008 to 12/31/2008...........  $ 9.96607    $ 7.34697            0
   01/01/2009 to 12/31/2009...........  $ 7.34697    $ 9.86035        3,032
   01/01/2010 to 12/31/2010...........  $ 9.86035    $11.08074       18,004
   01/01/2011 to 12/31/2011...........  $11.08074    $11.31919       24,364
   01/01/2012 to 12/31/2012...........  $11.31919    $12.76194       53,227
   01/01/2013 to 12/31/2013...........  $12.76194    $13.54280       47,007
   01/01/2014 to 12/31/2014...........  $13.54280    $13.75166       62,152
AST INTERNATIONAL GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.15948    $12.05201            0
   01/01/2008 to 12/31/2008...........  $12.05201    $ 5.93863            0
   01/01/2009 to 12/31/2009...........  $ 5.93863    $ 7.95483          448
   01/01/2010 to 12/31/2010...........  $ 7.95483    $ 9.01789          458
   01/01/2011 to 12/31/2011...........  $ 9.01789    $ 7.77483          437
   01/01/2012 to 12/31/2012...........  $ 7.77483    $ 9.26557        8,321
   01/01/2013 to 12/31/2013...........  $ 9.26557    $10.92201       15,690
   01/01/2014 to 12/31/2014...........  $10.92201    $10.21646       15,533
AST INTERNATIONAL VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12617    $11.65068            0
   01/01/2008 to 12/31/2008...........  $11.65068    $ 6.45950            0
   01/01/2009 to 12/31/2009...........  $ 6.45950    $ 8.34615            0
   01/01/2010 to 12/31/2010...........  $ 8.34615    $ 9.17929          607
   01/01/2011 to 12/31/2011...........  $ 9.17929    $ 7.94794        1,773
   01/01/2012 to 12/31/2012...........  $ 7.94794    $ 9.18156        3,131
   01/01/2013 to 12/31/2013...........  $ 9.18156    $10.86035        7,431
   01/01/2014 to 12/31/2014...........  $10.86035    $10.03208        9,404
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11197    $ 7.17178            0
   01/01/2009 to 12/31/2009...........  $ 7.17178    $ 8.99427            0
   01/01/2010 to 12/31/2010...........  $ 8.99427    $10.13569            0
   01/01/2011 to 12/31/2011...........  $10.13569    $ 9.97825        1,208
   01/01/2012 to 12/31/2012...........  $ 9.97825    $11.22134       27,647
   01/01/2013 to 12/31/2013...........  $11.22134    $12.91910       27,963
   01/01/2014 to 12/31/2014...........  $12.91910    $13.60521       34,332
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.14435    $10.97941        2,000
   01/01/2008 to 12/31/2008...........  $10.97941    $ 6.37232        7,415
   01/01/2009 to 12/31/2009...........  $ 6.37232    $ 8.57302       10,158
   01/01/2010 to 12/31/2010...........  $ 8.57302    $ 9.09678       10,379
   01/01/2011 to 12/31/2011...........  $ 9.09678    $ 8.18270       11,011
   01/01/2012 to 12/31/2012...........  $ 8.18270    $ 9.87658       14,182
   01/01/2013 to 12/31/2013...........  $ 9.87658    $11.28094       28,745
   01/01/2014 to 12/31/2014...........  $11.28094    $10.45830       71,525

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.08054    $10.17383            0
   01/01/2008 to 12/31/2008...........  $10.17383    $ 8.29858       10,258
   01/01/2009 to 12/31/2009...........  $ 8.29858    $10.02568       41,174
   01/01/2010 to 12/31/2010...........  $10.02568    $10.65289       41,076
   01/01/2011 to 12/31/2011...........  $10.65289    $10.57215       44,156
   01/01/2012 to 12/31/2012...........  $10.57215    $11.58947       68,595
   01/01/2013 to 12/31/2013...........  $11.58947    $12.74066       67,156
   01/01/2014 to 12/31/2014...........  $12.74066    $13.30181       88,614
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08457    $10.29963            0
   01/01/2010 to 12/31/2010...........  $10.29963    $11.35164            0
   01/01/2011 to 12/31/2011...........  $11.35164    $11.31377            0
   01/01/2012 to 12/31/2012...........  $11.31377    $12.90295          518
   01/01/2013 to 12/31/2013...........  $12.90295    $17.43738        5,435
   01/01/2014 to 12/31/2014...........  $17.43738    $18.90555        8,490
AST LARGE-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11587    $ 9.84473            0
   01/01/2008 to 12/31/2008...........  $ 9.84473    $ 5.70314            0
   01/01/2009 to 12/31/2009...........  $ 5.70314    $ 6.74404            0
   01/01/2010 to 12/31/2010...........  $ 6.74404    $ 7.55590          197
   01/01/2011 to 12/31/2011...........  $ 7.55590    $ 7.16817        1,094
   01/01/2012 to 12/31/2012...........  $ 7.16817    $ 8.29561       14,852
   01/01/2013 to 12/31/2013...........  $ 8.29561    $11.48738       31,898
   01/01/2014 to 12/31/2014...........  $11.48738    $12.93708       42,358
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.13199    $11.47337        2,345
   01/01/2008 to 12/31/2008...........  $11.47337    $ 6.40005            0
   01/01/2009 to 12/31/2009...........  $ 6.40005    $ 8.22241        6,687
   01/01/2010 to 12/31/2010...........  $ 8.22241    $ 9.74903        6,413
   01/01/2011 to 12/31/2011...........  $ 9.74903    $ 9.56442        5,154
   01/01/2012 to 12/31/2012...........  $ 9.56442    $10.63120       48,310
   01/01/2013 to 12/31/2013...........  $10.63120    $14.37959       35,153
   01/01/2014 to 12/31/2014...........  $14.37959    $15.74482       73,599
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.02439    $10.32185            0
   01/01/2008 to 12/31/2008...........  $10.32185    $ 7.84324            0
   01/01/2009 to 12/31/2009...........  $ 7.84324    $10.45274        5,287
   01/01/2010 to 12/31/2010...........  $10.45274    $11.73757        4,794
   01/01/2011 to 12/31/2011...........  $11.73757    $12.80336        8,496
   01/01/2012 to 12/31/2012...........  $12.80336    $13.42818       77,961
   01/01/2013 to 12/31/2013...........  $13.42818    $13.02931       83,091
   01/01/2014 to 12/31/2014...........  $13.02931    $13.72449       85,991
AST MFS GLOBAL EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11667    $10.95164            0
   01/01/2008 to 12/31/2008...........  $10.95164    $ 7.15759        1,243
   01/01/2009 to 12/31/2009...........  $ 7.15759    $ 9.31966       15,605
   01/01/2010 to 12/31/2010...........  $ 9.31966    $10.33903       12,339
   01/01/2011 to 12/31/2011...........  $10.33903    $ 9.91614       18,473
   01/01/2012 to 12/31/2012...........  $ 9.91614    $12.08368       28,565
   01/01/2013 to 12/31/2013...........  $12.08368    $15.27018       35,474
   01/01/2014 to 12/31/2014...........  $15.27018    $15.66783       48,968

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10694    $11.59267            0
   01/01/2008 to 12/31/2008...........  $11.59267    $ 7.31108          440
   01/01/2009 to 12/31/2009...........  $ 7.31108    $ 8.99798        3,010
   01/01/2010 to 12/31/2010...........  $ 8.99798    $10.04775        2,559
   01/01/2011 to 12/31/2011...........  $10.04775    $ 9.88927        3,386
   01/01/2012 to 12/31/2012...........  $ 9.88927    $11.46400        5,224
   01/01/2013 to 12/31/2013...........  $11.46400    $15.51686       16,702
   01/01/2014 to 12/31/2014...........  $15.51686    $16.70138       32,940
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99918    $10.22213            0
   01/01/2013 to 12/31/2013...........  $10.22213    $13.61300            0
   01/01/2014 to 12/31/2014...........  $13.61300    $14.85534            0
AST MID-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10574    $10.11084            0
   01/01/2008 to 12/31/2008...........  $10.11084    $ 6.19415            0
   01/01/2009 to 12/31/2009...........  $ 6.19415    $ 8.51751            0
   01/01/2010 to 12/31/2010...........  $ 8.51751    $10.42410            0
   01/01/2011 to 12/31/2011...........  $10.42410    $ 9.96483          972
   01/01/2012 to 12/31/2012...........  $ 9.96483    $11.68256        7,983
   01/01/2013 to 12/31/2013...........  $11.68256    $15.31633        5,233
   01/01/2014 to 12/31/2014...........  $15.31633    $17.43481        8,434
AST MONEY MARKET PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.00052    $10.29973            0
   01/01/2008 to 12/31/2008...........  $10.29973    $10.45357       10,390
   01/01/2009 to 12/31/2009...........  $10.45357    $10.37528        8,118
   01/01/2010 to 12/31/2010...........  $10.37528    $10.27485       23,603
   01/01/2011 to 12/31/2011...........  $10.27485    $10.17598       28,226
   01/01/2012 to 12/31/2012...........  $10.17598    $10.07626      137,020
   01/01/2013 to 12/31/2013...........  $10.07626    $ 9.97714      122,291
   01/01/2014 to 12/31/2014...........  $ 9.97714    $ 9.87852      250,708
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.13369    $10.25701        2,202
   01/01/2008 to 12/31/2008...........  $10.25701    $ 5.86395        1,930
   01/01/2009 to 12/31/2009...........  $ 5.86395    $ 8.16575       10,813
   01/01/2010 to 12/31/2010...........  $ 8.16575    $ 9.97960       10,171
   01/01/2011 to 12/31/2011...........  $ 9.97960    $ 9.63540       10,393
   01/01/2012 to 12/31/2012...........  $ 9.63540    $11.17393       15,841
   01/01/2013 to 12/31/2013...........  $11.17393    $15.71072       36,628
   01/01/2014 to 12/31/2014...........  $15.71072    $17.77178       44,348
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11565    $11.82260            0
   01/01/2008 to 12/31/2008...........  $11.82260    $ 6.65075            0
   01/01/2009 to 12/31/2009...........  $ 6.65075    $ 8.54648            0
   01/01/2010 to 12/31/2010...........  $ 8.54648    $10.88845            0
   01/01/2011 to 12/31/2011...........  $10.88845    $10.96268          424
   01/01/2012 to 12/31/2012...........  $10.96268    $12.19821       16,652
   01/01/2013 to 12/31/2013...........  $12.19821    $16.01598       17,613
   01/01/2014 to 12/31/2014...........  $16.01598    $17.11635       24,756
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12073    $11.75209            0
   01/01/2008 to 12/31/2008...........  $11.75209    $ 6.68601            0
   01/01/2009 to 12/31/2009...........  $ 6.68601    $ 8.11354          149
   01/01/2010 to 12/31/2010...........  $ 8.11354    $ 9.66127          139
   01/01/2011 to 04/29/2011...........  $ 9.66127    $10.86028            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99918    $10.37057       16,117
   01/01/2013 to 12/31/2013...........  $10.37057    $12.20998        8,126
   01/01/2014 to 12/31/2014...........  $12.20998    $12.71038       13,083

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10192    $ 5.59093            0
   01/01/2009 to 12/31/2009...........  $ 5.59093    $ 9.21761          129
   01/01/2010 to 12/31/2010...........  $ 9.21761    $11.15868          125
   01/01/2011 to 12/31/2011...........  $11.15868    $ 8.80869        2,616
   01/01/2012 to 12/31/2012...........  $ 8.80869    $10.28504        3,295
   01/01/2013 to 12/31/2013...........  $10.28504    $10.20593       18,822
   01/01/2014 to 12/31/2014...........  $10.20593    $ 9.63174       22,153
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.99034    $10.47408        6,233
   01/01/2008 to 12/31/2008...........  $10.47408    $10.48603        6,071
   01/01/2009 to 12/31/2009...........  $10.48603    $11.44430       46,373
   01/01/2010 to 12/31/2010...........  $11.44430    $11.77276       96,945
   01/01/2011 to 12/31/2011...........  $11.77276    $11.91843      101,716
   01/01/2012 to 12/31/2012...........  $11.91843    $12.35443       57,567
   01/01/2013 to 12/31/2013...........  $12.35443    $11.96593       61,513
   01/01/2014 to 12/31/2014...........  $11.96593    $11.83586       56,087
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.99058    $10.56075            0
   01/01/2008 to 12/31/2008...........  $10.56075    $10.21988        1,836
   01/01/2009 to 12/31/2009...........  $10.21988    $11.79093       23,401
   01/01/2010 to 12/31/2010...........  $11.79093    $12.57524       35,839
   01/01/2011 to 12/31/2011...........  $12.57524    $12.84647       42,310
   01/01/2012 to 12/31/2012...........  $12.84647    $13.90489      141,041
   01/01/2013 to 12/31/2013...........  $13.90489    $13.51422      157,940
   01/01/2014 to 12/31/2014...........  $13.51422    $13.94662      156,494
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.04514    $10.75670            0
   01/01/2008 to 12/31/2008...........  $10.75670    $ 8.57497       34,793
   01/01/2009 to 12/31/2009...........  $ 8.57497    $10.19125       87,454
   01/01/2010 to 12/31/2010...........  $10.19125    $11.15697      108,923
   01/01/2011 to 12/31/2011...........  $11.15697    $11.15675      207,615
   01/01/2012 to 12/31/2012...........  $11.15675    $12.19226      449,309
   01/01/2013 to 12/31/2013...........  $12.19226    $13.18351      433,397
   01/01/2014 to 12/31/2014...........  $13.18351    $13.80684      626,045
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10404    $11.19117          469
   01/01/2008 to 12/31/2008...........  $11.19117    $ 6.56949          393
   01/01/2009 to 12/31/2009...........  $ 6.56949    $ 8.19394       29,491
   01/01/2010 to 12/31/2010...........  $ 8.19394    $ 9.65573       34,201
   01/01/2011 to 12/31/2011...........  $ 9.65573    $ 8.96603       49,820
   01/01/2012 to 12/31/2012...........  $ 8.96603    $10.02421       61,112
   01/01/2013 to 12/31/2013...........  $10.02421    $11.61472       94,352
   01/01/2014 to 12/31/2014...........  $11.61472    $12.55744      195,413
AST QMA US EQUITY ALPHA PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11188    $10.37151            0
   01/01/2008 to 12/31/2008...........  $10.37151    $ 6.29304            0
   01/01/2009 to 12/31/2009...........  $ 6.29304    $ 7.59041            0
   01/01/2010 to 12/31/2010...........  $ 7.59041    $ 8.64622            0
   01/01/2011 to 12/31/2011...........  $ 8.64622    $ 8.85664          491
   01/01/2012 to 12/31/2012...........  $ 8.85664    $10.41779        1,912
   01/01/2013 to 12/31/2013...........  $10.41779    $13.65949        8,717
   01/01/2014 to 12/31/2014...........  $13.65949    $15.85219       20,322

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99918    $ 8.93992            0
   01/01/2012 to 12/31/2012...........  $ 8.93992    $10.01604       21,087
   01/01/2013 to 12/31/2013...........  $10.01604    $12.13798       25,309
   01/01/2014 to 12/31/2014...........  $12.13798    $12.79898       15,325
AST RCM WORLD TRENDS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08128    $ 7.37971            0
   01/01/2009 to 12/31/2009...........  $ 7.37971    $ 9.01552            0
   01/01/2010 to 12/31/2010...........  $ 9.01552    $ 9.99007            0
   01/01/2011 to 12/31/2011...........  $ 9.99007    $ 9.71160        5,942
   01/01/2012 to 12/31/2012...........  $ 9.71160    $10.60403       50,477
   01/01/2013 to 12/31/2013...........  $10.60403    $11.80510       62,149
   01/01/2014 to 12/31/2014...........  $11.80510    $12.28896       69,809
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09946    $ 6.72784            0
   01/01/2009 to 12/31/2009...........  $ 6.72784    $ 8.44981            0
   01/01/2010 to 12/31/2010...........  $ 8.44981    $ 9.56609            0
   01/01/2011 to 12/31/2011...........  $ 9.56609    $ 9.24529       24,558
   01/01/2012 to 12/31/2012...........  $ 9.24529    $10.60940       48,336
   01/01/2013 to 12/31/2013...........  $10.60940    $12.40140       76,556
   01/01/2014 to 12/31/2014...........  $12.40140    $12.94564      113,063
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07291    $10.87140        1,400
   01/01/2008 to 12/31/2008...........  $10.87140    $ 7.51399        1,359
   01/01/2009 to 12/31/2009...........  $ 7.51399    $ 9.47895        9,547
   01/01/2010 to 12/31/2010...........  $ 9.47895    $10.49368       18,919
   01/01/2011 to 12/31/2011...........  $10.49368    $10.03860       22,204
   01/01/2012 to 12/31/2012...........  $10.03860    $11.04609       46,234
   01/01/2013 to 12/31/2013...........  $11.04609    $12.51162       60,754
   01/01/2014 to 12/31/2014...........  $12.51162    $12.76388       78,261
AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10254    $10.91958            0
   01/01/2008 to 12/31/2008...........  $10.91958    $ 6.04442            0
   01/01/2009 to 12/31/2009...........  $ 6.04442    $ 7.93932        3,166
   01/01/2010 to 12/31/2010...........  $ 7.93932    $10.41905        2,949
   01/01/2011 to 12/31/2011...........  $10.41905    $ 8.96343        2,264
   01/01/2012 to 12/31/2012...........  $ 8.96343    $10.65604        9,161
   01/01/2013 to 12/31/2013...........  $10.65604    $14.85632       15,705
   01/01/2014 to 12/31/2014...........  $14.85632    $15.43593       19,852
AST SMALL-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09716    $10.46802            0
   01/01/2008 to 12/31/2008...........  $10.46802    $ 6.73693            0
   01/01/2009 to 12/31/2009...........  $ 6.73693    $ 8.93194            0
   01/01/2010 to 12/31/2010...........  $ 8.93194    $12.06406            0
   01/01/2011 to 12/31/2011...........  $12.06406    $11.82778          819
   01/01/2012 to 12/31/2012...........  $11.82778    $13.13644        5,376
   01/01/2013 to 12/31/2013...........  $13.13644    $17.58113       12,287
   01/01/2014 to 12/31/2014...........  $17.58113    $18.07191       13,769
AST SMALL-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11095    $ 9.43656        1,552
   01/01/2008 to 12/31/2008...........  $ 9.43656    $ 6.56669            0
   01/01/2009 to 12/31/2009...........  $ 6.56669    $ 8.25723            0
   01/01/2010 to 12/31/2010...........  $ 8.25723    $10.30053            0
   01/01/2011 to 12/31/2011...........  $10.30053    $ 9.58913          680
   01/01/2012 to 12/31/2012...........  $ 9.58913    $11.21832        7,416
   01/01/2013 to 12/31/2013...........  $11.21832    $15.26149       17,249
   01/01/2014 to 12/31/2014...........  $15.26149    $15.90635       18,760

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.06740    $10.57860          492
   01/01/2008 to 12/31/2008...........  $10.57860    $ 7.75653       39,334
   01/01/2009 to 12/31/2009...........  $ 7.75653    $ 9.53361       42,393
   01/01/2010 to 12/31/2010...........  $ 9.53361    $10.52807       33,991
   01/01/2011 to 12/31/2011...........  $10.52807    $10.63067       60,944
   01/01/2012 to 12/31/2012...........  $10.63067    $11.94592      170,982
   01/01/2013 to 12/31/2013...........  $11.94592    $13.81861      463,674
   01/01/2014 to 12/31/2014...........  $13.81861    $14.48626      626,426
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11700    $ 9.82815        5,487
   01/01/2008 to 12/31/2008...........  $ 9.82815    $ 5.65507        5,921
   01/01/2009 to 12/31/2009...........  $ 5.65507    $ 6.93144        5,658
   01/01/2010 to 12/31/2010...........  $ 6.93144    $ 7.77169        5,028
   01/01/2011 to 12/31/2011...........  $ 7.77169    $ 7.56873        6,045
   01/01/2012 to 12/31/2012...........  $ 7.56873    $ 8.78643       21,212
   01/01/2013 to 12/31/2013...........  $ 8.78643    $11.28190       43,112
   01/01/2014 to 12/31/2014...........  $11.28190    $12.00433      101,261
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.08361    $10.93976            0
   01/01/2008 to 12/31/2008...........  $10.93976    $ 6.43744        1,333
   01/01/2009 to 12/31/2009...........  $ 6.43744    $ 9.77555        3,241
   01/01/2010 to 12/31/2010...........  $ 9.77555    $11.20897        3,920
   01/01/2011 to 12/31/2011...........  $11.20897    $10.91000        4,699
   01/01/2012 to 12/31/2012...........  $10.91000    $12.70117       19,767
   01/01/2013 to 12/31/2013...........  $12.70117    $18.11188       40,364
   01/01/2014 to 12/31/2014...........  $18.11188    $19.42910       54,961
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.17958    $13.94064            0
   01/01/2008 to 12/31/2008...........  $13.94064    $ 6.90317        6,773
   01/01/2009 to 12/31/2009...........  $ 6.90317    $10.20784       15,445
   01/01/2010 to 12/31/2010...........  $10.20784    $12.17409       13,337
   01/01/2011 to 12/31/2011...........  $12.17409    $10.25550       19,083
   01/01/2012 to 12/31/2012...........  $10.25550    $10.52125       16,869
   01/01/2013 to 12/31/2013...........  $10.52125    $12.01930       30,337
   01/01/2014 to 12/31/2014...........  $12.01930    $10.90540       40,792
AST TEMPLETON GLOBAL BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.98213    $10.73003            0
   01/01/2008 to 12/31/2008...........  $10.73003    $10.36499        3,077
   01/01/2009 to 12/31/2009...........  $10.36499    $11.50569       10,277
   01/01/2010 to 12/31/2010...........  $11.50569    $12.04612       11,386
   01/01/2011 to 12/31/2011...........  $12.04612    $12.41886       12,041
   01/01/2012 to 12/31/2012...........  $12.41886    $12.93840       11,281
   01/01/2013 to 12/31/2013...........  $12.93840    $12.32953       16,494
   01/01/2014 to 12/31/2014...........  $12.32953    $12.27550       29,219
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12210    $11.05096        1,576
   01/01/2008 to 12/31/2008...........  $11.05096    $ 6.31035        3,962
   01/01/2009 to 12/31/2009...........  $ 6.31035    $ 8.02421       13,667
   01/01/2010 to 12/31/2010...........  $ 8.02421    $ 9.10752       13,459
   01/01/2011 to 12/31/2011...........  $ 9.10752    $ 8.70580       20,325
   01/01/2012 to 12/31/2012...........  $ 8.70580    $ 9.56832       21,025
   01/01/2013 to 12/31/2013...........  $ 9.56832    $11.41596       32,813
   01/01/2014 to 12/31/2014...........  $11.41596    $11.92516       51,705

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99918    $ 9.98774            0
   01/01/2008 to 12/31/2008...........  $ 9.98774    $ 9.37351            0
   01/01/2009 to 12/31/2009...........  $ 9.37351    $10.35999        3,687
   01/01/2010 to 12/31/2010...........  $10.35999    $11.05727        3,593
   01/01/2011 to 12/31/2011...........  $11.05727    $11.60740        6,542
   01/01/2012 to 12/31/2012...........  $11.60740    $12.39484       37,608
   01/01/2013 to 12/31/2013...........  $12.39484    $12.08896       36,684
   01/01/2014 to 12/31/2014...........  $12.08896    $12.83064       48,572
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07829    $ 6.67267        5,683
   01/01/2009 to 12/31/2009...........  $ 6.67267    $ 8.59292        9,582
   01/01/2010 to 12/31/2010...........  $ 8.59292    $ 9.37902        8,610
   01/01/2011 to 12/31/2011...........  $ 9.37902    $ 9.13111       22,166
   01/01/2012 to 09/21/2012...........  $ 9.13111    $10.27970            0

* Denotes the start date of these sub-accounts

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2014

                                                                              SUBACCOUNTS
                                               -------------------------------------------------------------------------
                                                                                                 PRUDENTIAL   PRUDENTIAL
                                                PRUDENTIAL      PRUDENTIAL                        FLEXIBLE   CONSERVATIVE
                                               MONEY MARKET  DIVERSIFIED BOND PRUDENTIAL EQUITY   MANAGED      BALANCED
                                                PORTFOLIO       PORTFOLIO         PORTFOLIO      PORTFOLIO    PORTFOLIO
                                               ------------  ---------------- ----------------- -----------  ------------
ASSETS
  Investment in the portfolios, at fair value. $123,829,847    $183,884,372     $202,450,898    $13,885,768  $18,808,198
                                               ------------    ------------     ------------    -----------  -----------
  Net Assets.................................. $123,829,847    $183,884,372     $202,450,898    $13,885,768  $18,808,198
                                               ============    ============     ============    ===========  ===========

NET ASSETS, representing:
  Accumulation units.......................... $123,829,847    $183,884,372     $202,450,898    $13,885,768  $18,808,198
                                               ------------    ------------     ------------    -----------  -----------
                                               $123,829,847    $183,884,372     $202,450,898    $13,885,768  $18,808,198
                                               ============    ============     ============    ===========  ===========

  Units outstanding...........................  105,488,489      72,636,072       71,106,864      5,009,097    7,301,716
                                               ============    ============     ============    ===========  ===========

  Portfolio shares held.......................   12,382,985      15,770,529        5,250,283        585,650      837,782
  Portfolio net asset value per share......... $      10.00    $      11.66     $      38.56    $     23.71  $     22.45
  Investment in portfolio shares, at cost..... $123,829,847    $175,539,612     $141,181,978    $10,056,787  $13,015,828

STATEMENTS OF OPERATIONS
For the year ended December 31, 2014
                                                                              SUBACCOUNTS
                                               -------------------------------------------------------------------------
                                                                                                 PRUDENTIAL   PRUDENTIAL
                                                PRUDENTIAL      PRUDENTIAL                        FLEXIBLE   CONSERVATIVE
                                               MONEY MARKET  DIVERSIFIED BOND PRUDENTIAL EQUITY   MANAGED      BALANCED
                                                PORTFOLIO       PORTFOLIO         PORTFOLIO      PORTFOLIO    PORTFOLIO
                                               ------------  ---------------- ----------------- -----------  ------------
                                                01/01/2014      01/01/2014       01/01/2014      01/01/2014   01/01/2014
                                                    TO              TO               TO              TO           TO
                                                12/31/2014      12/31/2014       12/31/2014      12/31/2014   12/31/2014
                                               ------------  ---------------- ----------------- -----------  ------------
INVESTMENT INCOME
  Dividend income............................. $      1,143    $  2,159,057     $          -    $         -  $         -
                                               ------------    ------------     ------------    -----------  -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................    1,987,389       2,662,084        2,995,510        193,942      269,465
                                               ------------    ------------     ------------    -----------  -----------

NET INVESTMENT INCOME (LOSS)..................   (1,986,246)       (503,027)      (2,995,510)      (193,942)    (269,465)
                                               ------------    ------------     ------------    -----------  -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........            -               -                -              -            -
  Realized gain (loss) on shares
   redeemed...................................            -         619,943        8,074,287        457,871      797,672
  Net change in unrealized gain (loss) on
   investments................................            -      10,405,429        7,249,111        994,092      836,709
                                               ------------    ------------     ------------    -----------  -----------

NET GAIN (LOSS) ON INVESTMENTS................            -      11,025,372       15,323,398      1,451,963    1,634,381
                                               ------------    ------------     ------------    -----------  -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $ (1,986,246)   $ 10,522,345     $ 12,327,888    $ 1,258,021  $ 1,364,916
                                               ============    ============     ============    ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A1

                                                 SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
                                 PRUDENTIAL                                                    PRUDENTIAL
 PRUDENTIAL     PRUDENTIAL HIGH   NATURAL                                       PRUDENTIAL        SMALL       T. ROWE PRICE
   VALUE          YIELD BOND     RESOURCES   PRUDENTIAL STOCK    PRUDENTIAL      JENNISON    CAPITALIZATION   INTERNATIONAL
 PORTFOLIO         PORTFOLIO     PORTFOLIO   INDEX PORTFOLIO  GLOBAL PORTFOLIO  PORTFOLIO    STOCK PORTFOLIO STOCK PORTFOLIO
------------    --------------- -----------  ---------------- ---------------- ------------  --------------- ---------------
$296,460,515     $178,308,731   $ 5,550,543    $310,970,803     $60,957,519    $296,938,124    $61,806,529     $20,257,223
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------
$296,460,515     $178,308,731   $ 5,550,543    $310,970,803     $60,957,519    $296,938,124    $61,806,529     $20,257,223
============     ============   ===========    ============     ===========    ============    ===========     ===========

$296,460,515     $178,308,731   $ 5,550,543    $310,970,803     $60,957,519    $296,938,124    $61,806,529     $20,257,223
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------
$296,460,515     $178,308,731   $ 5,550,543    $310,970,803     $60,957,519    $296,938,124    $61,806,529     $20,257,223
============     ============   ===========    ============     ===========    ============    ===========     ===========

  99,749,309       42,176,156       903,400     114,421,833      27,386,565     103,662,544     13,549,571      12,524,392
============     ============   ===========    ============     ===========    ============    ===========     ===========

  11,195,639       34,894,077       185,823       6,303,888       2,370,044       7,268,987      2,241,804       1,327,472
$      26.48     $       5.11   $     29.87    $      49.33     $     25.72    $      40.85    $     27.57     $     15.26
$212,174,245     $185,355,155   $ 6,418,520    $211,683,452     $45,894,287    $165,441,352    $36,989,525     $17,486,272

                                                 SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
                                 PRUDENTIAL                                                    PRUDENTIAL
 PRUDENTIAL     PRUDENTIAL HIGH   NATURAL                                       PRUDENTIAL        SMALL       T. ROWE PRICE
   VALUE          YIELD BOND     RESOURCES   PRUDENTIAL STOCK    PRUDENTIAL      JENNISON    CAPITALIZATION   INTERNATIONAL
 PORTFOLIO         PORTFOLIO     PORTFOLIO   INDEX PORTFOLIO  GLOBAL PORTFOLIO  PORTFOLIO    STOCK PORTFOLIO STOCK PORTFOLIO
------------    --------------- -----------  ---------------- ---------------- ------------  --------------- ---------------
 01/01/2014       01/01/2014     01/01/2014     01/01/2014       01/01/2014     01/01/2014     01/01/2014      01/01/2014
     TO               TO             TO             TO               TO             TO             TO              TO
 12/31/2014       12/31/2014     12/31/2014     12/31/2014       12/31/2014     12/31/2014     12/31/2014      12/31/2014
------------    --------------- -----------  ---------------- ---------------- ------------  --------------- ---------------
$          -     $ 11,724,502   $         -    $  9,426,833     $         -    $          -    $         -     $   222,517
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------

   4,655,133        2,948,108       106,097       4,579,196         951,579       4,433,617        872,657         303,441
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------

  (4,655,133)       8,776,394      (106,097)      4,847,637        (951,579)     (4,433,617)      (872,657)        (80,924)
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------

           -                -             -      13,648,805               -               -              -         117,803
  13,599,970          579,963       111,827      16,013,778       2,322,972      21,510,578      3,532,193         395,716

  16,031,501       (6,601,487)   (1,466,994)       (506,994)       (261,920)      7,278,406       (423,764)       (972,680)
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------

  29,631,471       (6,021,524)   (1,355,167)     29,155,589       2,061,052      28,788,984      3,108,429        (459,161)
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------

$ 24,976,338     $  2,754,870   $(1,461,264)   $ 34,003,226     $ 1,109,473    $ 24,355,367    $ 2,235,772     $  (540,085)
============     ============   ===========    ============     ===========    ============    ===========     ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A2

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2014

                                                                                  SUBACCOUNTS
                                               --------------------------------------------------------------------------------
                                                                                                   JANUS ASPEN
                                               T. ROWE PRICE                       JANUS ASPEN      OVERSEAS
                                               EQUITY INCOME  INVESCO V.I. CORE JANUS PORTFOLIO -  PORTFOLIO -  MFS(R) RESEARCH
                                                PORTFOLIO -     EQUITY FUND -     INSTITUTIONAL   INSTITUTIONAL SERIES - INITIAL
                                               INVESTOR CLASS     SERIES I           SHARES          SHARES          CLASS
                                               -------------- ----------------- ----------------- ------------- ----------------
ASSETS
  Investment in the portfolios, at fair value.  $74,911,907      $90,740,425       $62,899,948    $ 75,535,811    $20,287,552
                                                -----------      -----------       -----------    ------------    -----------
  Net Assets..................................  $74,911,907      $90,740,425       $62,899,948    $ 75,535,811    $20,287,552
                                                ===========      ===========       ===========    ============    ===========

NET ASSETS, representing:
  Accumulation units..........................  $74,911,907      $90,740,425       $62,899,948    $ 75,535,811    $20,287,552
                                                -----------      -----------       -----------    ------------    -----------
                                                $74,911,907      $90,740,425       $62,899,948    $ 75,535,811    $20,287,552
                                                ===========      ===========       ===========    ============    ===========

  Units outstanding...........................   23,102,223       33,856,822        25,153,673      22,927,785      7,640,572
                                                ===========      ===========       ===========    ============    ===========

  Portfolio shares held.......................    2,495,400        2,213,181         1,758,947       2,319,896        696,927
  Portfolio net asset value per share.........  $     30.02      $     41.00       $     35.76    $      32.56    $     29.11
  Investment in portfolio shares, at cost.....  $49,800,215      $54,675,042       $46,714,881    $ 76,000,638    $12,927,312

STATEMENTS OF OPERATIONS
For the year ended December 31, 2014
                                                                                  SUBACCOUNTS
                                               --------------------------------------------------------------------------------
                                                                                                   JANUS ASPEN
                                               T. ROWE PRICE                       JANUS ASPEN      OVERSEAS
                                               EQUITY INCOME  INVESCO V.I. CORE JANUS PORTFOLIO -  PORTFOLIO -  MFS(R) RESEARCH
                                                PORTFOLIO -     EQUITY FUND -     INSTITUTIONAL   INSTITUTIONAL SERIES - INITIAL
                                               INVESTOR CLASS     SERIES I           SHARES          SHARES          CLASS
                                               -------------- ----------------- ----------------- ------------- ----------------
                                                 01/01/2014      01/01/2014        01/01/2014      01/01/2014      01/01/2014
                                                     TO              TO                TO              TO              TO
                                                 12/31/2014      12/31/2014        12/31/2014      12/31/2014      12/31/2014
                                               -------------- ----------------- ----------------- ------------- ----------------
INVESTMENT INCOME
  Dividend income.............................  $ 1,329,489      $   791,146       $   225,192    $  5,196,856    $   168,923
                                                -----------      -----------       -----------    ------------    -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................    1,069,775        1,319,262           860,726       1,246,732        289,575
                                                -----------      -----------       -----------    ------------    -----------

NET INVESTMENT INCOME (LOSS)..................      259,714         (528,116)         (635,534)      3,950,124       (120,652)
                                                -----------      -----------       -----------    ------------    -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........            -          441,712         4,420,526       6,250,826      1,532,829
  Realized gain (loss) on shares
   redeemed...................................    3,349,892        5,421,923         1,951,916       1,761,172      1,313,531
  Net change in unrealized gain (loss) on
   investments................................      742,395          797,770           950,592     (23,494,194)    (1,026,053)
                                                -----------      -----------       -----------    ------------    -----------

NET GAIN (LOSS) ON INVESTMENTS................    4,092,287        6,661,405         7,323,034     (15,482,196)     1,820,307
                                                -----------      -----------       -----------    ------------    -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................  $ 4,352,001      $ 6,133,289       $ 6,687,500    $(11,532,072)   $ 1,699,655
                                                ===========      ===========       ===========    ============    ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A3

                                                  SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
                               FRANKLIN
                             SMALL-MID CAP                              ALLIANCEBERNSTEIN
 MFS(R) GROWTH    VP VALUE      GROWTH       PRUDENTIAL                   VPS LARGE CAP     PRUDENTIAL SP     JANUS ASPEN
SERIES - INITIAL   FUND -     VIP FUND -   JENNISON 20/20  DAVIS VALUE  GROWTH PORTFOLIO - SMALL CAP VALUE JANUS PORTFOLIO -
     CLASS        CLASS I       CLASS 2    FOCUS PORTFOLIO  PORTFOLIO        CLASS B          PORTFOLIO     SERVICE SHARES
---------------- ----------- ------------- --------------- -----------  ------------------ --------------- -----------------
  $61,530,762    $30,777,889  $28,451,462    $49,919,625   $28,795,407      $7,691,429      $104,078,768      $11,421,964
  -----------    -----------  -----------    -----------   -----------      ----------      ------------      -----------
  $61,530,762    $30,777,889  $28,451,462    $49,919,625   $28,795,407      $7,691,429      $104,078,768      $11,421,964
  ===========    ===========  ===========    ===========   ===========      ==========      ============      ===========

  $61,530,762    $30,777,889  $28,451,462    $49,919,625   $28,795,407      $7,691,429      $104,078,768      $11,421,964
  -----------    -----------  -----------    -----------   -----------      ----------      ------------      -----------
  $61,530,762    $30,777,889  $28,451,462    $49,919,625   $28,795,407      $7,691,429      $104,078,768      $11,421,964
  ===========    ===========  ===========    ===========   ===========      ==========      ============      ===========

   22,311,087      9,537,603   10,386,118     20,332,558    18,107,817       7,457,283        39,236,475        7,008,554
  ===========    ===========  ===========    ===========   ===========      ==========      ============      ===========

    1,547,944      3,270,764    1,207,617      2,252,691     2,543,764         162,335         5,267,144          324,395
  $     39.75    $      9.41  $     23.56    $     22.16   $     11.32      $    47.38      $      19.76      $     35.21
  $37,879,082    $22,216,147  $26,522,612    $29,110,632   $28,215,511      $4,911,956      $ 64,430,682      $ 7,017,444

                                                  SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
                               FRANKLIN
                             SMALL-MID CAP                              ALLIANCEBERNSTEIN
 MFS(R) GROWTH    VP VALUE      GROWTH       PRUDENTIAL                   VPS LARGE CAP     PRUDENTIAL SP     JANUS ASPEN
SERIES - INITIAL   FUND -     VIP FUND -   JENNISON 20/20  DAVIS VALUE  GROWTH PORTFOLIO - SMALL CAP VALUE JANUS PORTFOLIO -
     CLASS        CLASS I       CLASS 2    FOCUS PORTFOLIO  PORTFOLIO        CLASS B          PORTFOLIO     SERVICE SHARES
---------------- ----------- ------------- --------------- -----------  ------------------ --------------- -----------------
   01/01/2014    01/01/2014   01/01/2014     01/01/2014    01/01/2014       01/01/2014       01/01/2014       01/01/2014
       TO            TO           TO             TO            TO               TO               TO               TO
   12/31/2014    12/31/2014   12/31/2014     12/31/2014    12/31/2014       12/31/2014       12/31/2014       12/31/2014
---------------- ----------- ------------- --------------- -----------  ------------------ --------------- -----------------
  $    63,929    $   468,276  $         -    $         -   $   268,371      $        -      $          -      $    25,579
  -----------    -----------  -----------    -----------   -----------      ----------      ------------      -----------

      862,446        424,932      404,102        724,683       412,451         102,438         1,713,332          188,981
  -----------    -----------  -----------    -----------   -----------      ----------      ------------      -----------

     (798,517)        43,344     (404,102)      (724,683)     (144,080)       (102,438)       (1,713,332)        (163,402)
  -----------    -----------  -----------    -----------   -----------      ----------      ------------      -----------

    4,079,711              -    5,628,732              -     5,808,652               -                 -          843,862
    3,416,274      1,098,091      524,295      2,833,497       785,383         567,705         7,122,056          826,081
   (2,334,140)     2,146,098   (4,124,430)       766,629    (5,134,353)        371,025        (2,069,035)        (336,604)
  -----------    -----------  -----------    -----------   -----------      ----------      ------------      -----------

    5,161,845      3,244,189    2,028,597      3,600,126     1,459,682         938,730         5,053,021        1,333,339
  -----------    -----------  -----------    -----------   -----------      ----------      ------------      -----------

  $ 4,363,328    $ 3,287,533  $ 1,624,495    $ 2,875,443   $ 1,315,602      $  836,292      $  3,339,689      $ 1,169,937
  ===========    ===========  ===========    ===========   ===========      ==========      ============      ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A4

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2014

                                                                                  SUBACCOUNTS
                                               ---------------------------------------------------------------------------------
                                                PRUDENTIAL SP                                          AST        AST SCHRODERS
                                                  PRUDENTIAL     PRUDENTIAL SP    PRUDENTIAL SP   GOLDMAN SACHS    MULTI-ASSET
                                                U.S. EMERGING    INTERNATIONAL    INTERNATIONAL     LARGE-CAP    WORLD STRATEGIES
                                               GROWTH PORTFOLIO GROWTH PORTFOLIO VALUE PORTFOLIO VALUE PORTFOLIO    PORTFOLIO
                                               ---------------- ---------------- --------------- --------------- ----------------
ASSETS
  Investment in the portfolios, at fair value.   $127,550,881     $35,458,947      $33,367,415    $259,462,977    $2,539,962,996
                                                 ------------     -----------      -----------    ------------    --------------
  Net Assets..................................   $127,550,881     $35,458,947      $33,367,415    $259,462,977    $2,539,962,996
                                                 ============     ===========      ===========    ============    ==============

NET ASSETS, representing:
  Accumulation units..........................   $127,550,881     $35,458,947      $33,367,415    $259,462,977    $2,539,962,996
                                                 ------------     -----------      -----------    ------------    --------------
                                                 $127,550,881     $35,458,947      $33,367,415    $259,462,977    $2,539,962,996
                                                 ============     ===========      ===========    ============    ==============

  Units outstanding...........................     44,521,357      23,270,765       19,869,784      16,012,792       199,888,655
                                                 ============     ===========      ===========    ============    ==============

  Portfolio shares held.......................     10,754,712       5,969,520        4,466,856       9,746,919       155,921,608
  Portfolio net asset value per share.........   $      11.86     $      5.94      $      7.47    $      26.62    $        16.29
  Investment in portfolio shares, at cost.....   $ 77,014,773     $36,810,042      $35,667,990    $182,051,251    $2,102,330,924

STATEMENTS OF OPERATIONS
For the year ended December 31, 2014
                                                                                  SUBACCOUNTS
                                               ---------------------------------------------------------------------------------
                                                PRUDENTIAL SP                                          AST        AST SCHRODERS
                                                  PRUDENTIAL     PRUDENTIAL SP    PRUDENTIAL SP   GOLDMAN SACHS    MULTI-ASSET
                                                U.S. EMERGING    INTERNATIONAL    INTERNATIONAL     LARGE-CAP    WORLD STRATEGIES
                                               GROWTH PORTFOLIO GROWTH PORTFOLIO VALUE PORTFOLIO VALUE PORTFOLIO    PORTFOLIO
                                               ---------------- ---------------- --------------- --------------- ----------------
                                                  01/01/2014       01/01/2014      01/01/2014      01/01/2014       01/01/2014
                                                      TO               TO              TO              TO               TO
                                                  12/31/2014       12/31/2014      12/31/2014      12/31/2014       12/31/2014
                                               ---------------- ---------------- --------------- --------------- ----------------
INVESTMENT INCOME
  Dividend income.............................   $          -     $         -      $         -    $          -    $            -
                                                 ------------     -----------      -----------    ------------    --------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................      2,072,654         632,150          620,515       3,669,871        43,789,724
                                                 ------------     -----------      -----------    ------------    --------------

NET INVESTMENT INCOME (LOSS)..................     (2,072,654)       (632,150)        (620,515)     (3,669,871)      (43,789,724)
                                                 ------------     -----------      -----------    ------------    --------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........              -               -                -               -                 -
  Realized gain (loss) on shares
   redeemed...................................      8,245,384         (58,325)        (124,328)     11,512,566        52,915,866
  Net change in unrealized gain (loss) on
   investments................................      3,374,815      (2,277,469)      (2,092,441)     17,147,726        23,674,132
                                                 ------------     -----------      -----------    ------------    --------------

NET GAIN (LOSS) ON INVESTMENTS................     11,620,199      (2,335,794)      (2,216,769)     28,660,292        76,589,998
                                                 ------------     -----------      -----------    ------------    --------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................   $  9,547,545     $(2,967,944)     $(2,837,284)   $ 24,990,421    $   32,800,274
                                                 ============     ===========      ===========    ============    ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A5

                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                AST J.P. MORGAN  AST HERNDON                 AST SMALL-CAP                                   AST GOLDMAN
 AST COHEN &       STRATEGIC      LARGE-CAP                     GROWTH                                          SACHS
STEERS REALTY    OPPORTUNITIES      VALUE     AST HIGH YIELD OPPORTUNITIES   AST MID-CAP    AST SMALL-CAP    CONCENTRATED
  PORTFOLIO        PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO   VALUE PORTFOLIO VALUE PORTFOLIO GROWTH PORTFOLIO
-------------   --------------- ------------  -------------- ------------- --------------- --------------- ----------------
$239,837,524    $1,675,340,382  $146,622,446   $203,686,732  $169,021,894   $113,914,840    $107,334,719     $          -
------------    --------------  ------------   ------------  ------------   ------------    ------------     ------------
$239,837,524    $1,675,340,382  $146,622,446   $203,686,732  $169,021,894   $113,914,840    $107,334,719     $          -
============    ==============  ============   ============  ============   ============    ============     ============

$239,837,524    $1,675,340,382  $146,622,446   $203,686,732  $169,021,894   $113,914,840    $107,334,719     $          -
------------    --------------  ------------   ------------  ------------   ------------    ------------     ------------
$239,837,524    $1,675,340,382  $146,622,446   $203,686,732  $169,021,894   $113,914,840    $107,334,719     $          -
============    ==============  ============   ============  ============   ============    ============     ============

  13,311,892       130,504,071     9,863,434     15,527,480    10,031,807      6,169,731       6,293,911                -
============    ==============  ============   ============  ============   ============    ============     ============

  24,201,566       101,844,400    11,252,682     24,190,823    11,877,856      5,575,861       4,973,805                -
$       9.91    $        16.45  $      13.03   $       8.42  $      14.23   $      20.43    $      21.58     $          -
$180,214,242    $1,371,022,009  $109,490,906   $185,008,822  $125,026,019   $ 78,350,737    $ 78,113,779     $          -

                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                AST J.P. MORGAN  AST HERNDON                 AST SMALL-CAP                                   AST GOLDMAN
 AST COHEN &       STRATEGIC      LARGE-CAP                     GROWTH                                          SACHS
STEERS REALTY    OPPORTUNITIES      VALUE     AST HIGH YIELD OPPORTUNITIES   AST MID-CAP    AST SMALL-CAP    CONCENTRATED
  PORTFOLIO        PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO   VALUE PORTFOLIO VALUE PORTFOLIO GROWTH PORTFOLIO
-------------   --------------- ------------  -------------- ------------- --------------- --------------- ----------------
 01/01/2014       01/01/2014     01/01/2014     01/01/2014    01/01/2014     01/01/2014      01/01/2014       01/01/2014
     TO               TO             TO             TO            TO             TO              TO               TO
 12/31/2014       12/31/2014     12/31/2014     12/31/2014    12/31/2014     12/31/2014      12/31/2014      02/07/2014**
-------------   --------------- ------------  -------------- ------------- --------------- --------------- ----------------
$          -    $            -  $          -   $          -  $          -   $          -    $          -     $          -
------------    --------------  ------------   ------------  ------------   ------------    ------------     ------------

   3,577,459        27,654,003     2,515,465      3,498,439     2,744,632      1,798,086       1,878,352          273,980
------------    --------------  ------------   ------------  ------------   ------------    ------------     ------------

  (3,577,459)      (27,654,003)   (2,515,465)    (3,498,439)   (2,744,632)    (1,798,086)     (1,878,352)        (273,980)
------------    --------------  ------------   ------------  ------------   ------------    ------------     ------------

           -                 -             -              -             -              -               -                -
   8,505,775        27,446,651     7,834,048      5,746,086    10,739,907      6,905,924       8,265,098       38,732,776
  47,576,427        60,334,920    (5,445,848)      (395,128)   (3,381,016)     7,643,071      (3,126,077)     (41,075,181)
------------    --------------  ------------   ------------  ------------   ------------    ------------     ------------

  56,082,202        87,781,571     2,388,200      5,350,958     7,358,891     14,548,995       5,139,021       (2,342,405)
------------    --------------  ------------   ------------  ------------   ------------    ------------     ------------

$ 52,504,743    $   60,127,568  $   (127,265)  $  1,852,519  $  4,614,259   $ 12,750,909    $  3,260,669     $ (2,616,385)
============    ==============  ============   ============  ============   ============    ============     ============

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A6

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2014

                                                                                 SUBACCOUNTS
                                               -------------------------------------------------------------------------------
                                                                                                    AST LOOMIS
                                                 AST GOLDMAN                    AST LORD ABBETT       SAYLES          AST
                                                SACHS MID-CAP    AST LARGE-CAP     CORE FIXED       LARGE-CAP      MFS GROWTH
                                               GROWTH PORTFOLIO VALUE PORTFOLIO INCOME PORTFOLIO GROWTH PORTFOLIO  PORTFOLIO
                                               ---------------- --------------- ---------------- ---------------- ------------
ASSETS
  Investment in the portfolios, at fair value.   $271,569,698    $409,452,191     $594,715,250     $404,850,011   $122,404,837
                                                 ------------    ------------     ------------     ------------   ------------
  Net Assets..................................   $271,569,698    $409,452,191     $594,715,250     $404,850,011   $122,404,837
                                                 ============    ============     ============     ============   ============

NET ASSETS, representing:
  Accumulation units..........................   $271,569,698    $409,452,191     $594,715,250     $404,850,011   $122,404,837
                                                 ------------    ------------     ------------     ------------   ------------
                                                 $271,569,698    $409,452,191     $594,715,250     $404,850,011   $122,404,837
                                                 ============    ============     ============     ============   ============

  Units outstanding...........................     14,692,106      25,255,265       49,551,416       23,783,239      7,243,407
                                                 ============    ============     ============     ============   ============

  Portfolio shares held.......................     35,086,524      18,125,374       49,642,341       12,545,708      7,378,230
  Portfolio net asset value per share.........   $       7.74    $      22.59     $      11.98     $      32.27   $      16.59
  Investment in portfolio shares, at cost.....   $195,610,772    $277,085,040     $562,943,686     $304,023,987   $ 88,073,765

STATEMENTS OF OPERATIONS
For the year ended December 31, 2014
                                                                                 SUBACCOUNTS
                                               -------------------------------------------------------------------------------
                                                                                                    AST LOOMIS
                                                 AST GOLDMAN                    AST LORD ABBETT       SAYLES          AST
                                                SACHS MID-CAP    AST LARGE-CAP     CORE FIXED       LARGE-CAP      MFS GROWTH
                                               GROWTH PORTFOLIO VALUE PORTFOLIO INCOME PORTFOLIO GROWTH PORTFOLIO  PORTFOLIO
                                               ---------------- --------------- ---------------- ---------------- ------------
                                                  01/01/2014      01/01/2014       01/01/2014       01/01/2014     01/01/2014
                                                      TO              TO               TO               TO             TO
                                                  12/31/2014      12/31/2014       12/31/2014       12/31/2014     12/31/2014
                                               ---------------- --------------- ---------------- ---------------- ------------
INVESTMENT INCOME
  Dividend income.............................   $          -    $          -     $          -     $          -   $          -
                                                 ------------    ------------     ------------     ------------   ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................      4,489,213       4,887,200        7,727,817        6,194,961      1,757,070
                                                 ------------    ------------     ------------     ------------   ------------

NET INVESTMENT INCOME (LOSS)..................     (4,489,213)     (4,887,200)      (7,727,817)      (6,194,961)    (1,757,070)
                                                 ------------    ------------     ------------     ------------   ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........              -               -                -                -              -
  Realized gain (loss) on shares
   redeemed...................................     13,426,753      16,653,317        2,437,958       16,122,217      6,694,014
  Net change in unrealized gain (loss) on
   investments................................     15,054,195      33,285,748       32,200,094       27,283,225      2,940,022
                                                 ------------    ------------     ------------     ------------   ------------

NET GAIN (LOSS) ON INVESTMENTS................     28,480,948      49,939,065       34,638,052       43,405,442      9,634,036
                                                 ------------    ------------     ------------     ------------   ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................   $ 23,991,735    $ 45,051,865     $ 26,910,235     $ 37,210,481   $  7,876,966
                                                 ============    ============     ============     ============   ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A7

                                                    SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                 AST NEUBERGER                       AST                           AST              AST
 AST NEUBERGER   BERMAN / LSV     AST PIMCO     T. ROWE PRICE  AST QMA US     T. ROWE PRICE    T. ROWE PRICE
 BERMAN MID-CAP  MID-CAP VALUE LIMITED MATURITY EQUITY INCOME EQUITY ALPHA  NATURAL RESOURCES ASSET ALLOCATION  AST MFS GLOBAL
GROWTH PORTFOLIO   PORTFOLIO    BOND PORTFOLIO    PORTFOLIO    PORTFOLIO        PORTFOLIO        PORTFOLIO     EQUITY PORTFOLIO
---------------- ------------- ---------------- ------------- ------------  ----------------- ---------------- ----------------
  $284,956,071   $292,468,757    $162,189,725   $322,746,077  $168,707,059    $295,414,147     $7,977,063,217    $356,336,807
  ------------   ------------    ------------   ------------  ------------    ------------     --------------    ------------
  $284,956,071   $292,468,757    $162,189,725   $322,746,077  $168,707,059    $295,414,147     $7,977,063,217    $356,336,807
  ============   ============    ============   ============  ============    ============     ==============    ============

  $284,956,071   $292,468,757    $162,189,725   $322,746,077  $168,707,059    $295,414,147     $7,977,063,217    $356,336,807
  ------------   ------------    ------------   ------------  ------------    ------------     --------------    ------------
  $284,956,071   $292,468,757    $162,189,725   $322,746,077  $168,707,059    $295,414,147     $7,977,063,217    $356,336,807
  ============   ============    ============   ============  ============    ============     ==============    ============

    16,497,401     15,349,477      15,865,967     21,816,830     8,979,699      28,651,080        568,526,998      22,518,431
  ============   ============    ============   ============  ============    ============     ==============    ============

     8,155,583     10,635,228      15,685,660     24,376,592     7,991,808      14,182,148        338,154,439      22,696,612
  $      34.94   $      27.50    $      10.34   $      13.24  $      21.11    $      20.83     $        23.59    $      15.70
  $206,511,370   $198,913,241    $165,112,985   $234,277,248  $129,767,221    $295,956,104     $6,284,899,269    $279,582,238

                                                    SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                 AST NEUBERGER                       AST                           AST              AST
 AST NEUBERGER   BERMAN / LSV     AST PIMCO     T. ROWE PRICE  AST QMA US     T. ROWE PRICE    T. ROWE PRICE
 BERMAN MID-CAP  MID-CAP VALUE LIMITED MATURITY EQUITY INCOME EQUITY ALPHA  NATURAL RESOURCES ASSET ALLOCATION  AST MFS GLOBAL
GROWTH PORTFOLIO   PORTFOLIO    BOND PORTFOLIO    PORTFOLIO    PORTFOLIO        PORTFOLIO        PORTFOLIO     EQUITY PORTFOLIO
---------------- ------------- ---------------- ------------- ------------  ----------------- ---------------- ----------------
   01/01/2014     01/01/2014      01/01/2014     01/01/2014    01/01/2014      01/01/2014        01/01/2014       01/01/2014
       TO             TO              TO             TO            TO              TO                TO               TO
   12/31/2014     12/31/2014      12/31/2014     12/31/2014    12/31/2014      12/31/2014        12/31/2014       12/31/2014
---------------- ------------- ---------------- ------------- ------------  ----------------- ---------------- ----------------
  $          -   $          -    $          -   $          -  $          -    $          -     $            -    $          -
  ------------   ------------    ------------   ------------  ------------    ------------     --------------    ------------

     4,326,555      4,705,622       3,005,116      4,307,216     2,036,485       5,664,136        123,062,097       5,389,705
  ------------   ------------    ------------   ------------  ------------    ------------     --------------    ------------

    (4,326,555)    (4,705,622)     (3,005,116)    (4,307,216)   (2,036,485)     (5,664,136)      (123,062,097)     (5,389,705)
  ------------   ------------    ------------   ------------  ------------    ------------     --------------    ------------

             -              -               -              -             -               -                  -               -
    13,083,844     15,642,469        (787,920)    10,238,310     5,958,156       8,496,082         90,971,266      11,517,102
     7,423,717     20,987,783         706,223     12,334,345    13,015,970     (34,565,699)       345,108,884         240,863
  ------------   ------------    ------------   ------------  ------------    ------------     --------------    ------------

    20,507,561     36,630,252         (81,697)    22,572,655    18,974,126     (26,069,617)       436,080,150      11,757,965
  ------------   ------------    ------------   ------------  ------------    ------------     --------------    ------------

  $ 16,181,006   $ 31,924,630    $ (3,086,813)  $ 18,265,439  $ 16,937,641    $(31,733,753)    $  313,018,053    $  6,368,260
  ============   ============    ============   ============  ============    ============     ==============    ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A8

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2014

                                                                                SUBACCOUNTS
                                               -----------------------------------------------------------------------------
                                                                                    AST                        AST ACADEMIC
                                                                     AST        WELLINGTON     AST CAPITAL      STRATEGIES
                                               AST J.P. MORGAN    TEMPLETON     MANAGEMENT     GROWTH ASSET       ASSET
                                                INTERNATIONAL    GLOBAL BOND   HEDGED EQUITY    ALLOCATION      ALLOCATION
                                               EQUITY PORTFOLIO   PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
                                               ---------------- ------------  --------------  --------------  --------------
ASSETS
  Investment in the portfolios, at fair value.   $201,652,986   $194,299,855  $1,548,822,529  $7,352,204,320  $4,038,220,348
                                                 ------------   ------------  --------------  --------------  --------------
  Net Assets..................................   $201,652,986   $194,299,855  $1,548,822,529  $7,352,204,320  $4,038,220,348
                                                 ============   ============  ==============  ==============  ==============

NET ASSETS, representing:
  Accumulation units..........................   $201,652,986   $194,299,855  $1,548,822,529  $7,352,204,320  $4,038,220,348
                                                 ------------   ------------  --------------  --------------  --------------
                                                 $201,652,986   $194,299,855  $1,548,822,529  $7,352,204,320  $4,038,220,348
                                                 ============   ============  ==============  ==============  ==============

  Units outstanding...........................     17,384,407     18,913,325     130,026,899     516,836,090     326,241,303
                                                 ============   ============  ==============  ==============  ==============

  Portfolio shares held.......................      8,409,215     17,940,892     122,436,564     490,473,937     309,442,172
  Portfolio net asset value per share.........   $      23.98   $      10.83  $        12.65  $        14.99  $        13.05
  Investment in portfolio shares, at cost.....   $181,706,400   $198,188,863  $1,302,582,260  $5,552,012,800  $3,345,735,469

STATEMENTS OF OPERATIONS
For the year ended December 31, 2014
                                                                                SUBACCOUNTS
                                               -----------------------------------------------------------------------------
                                                                                    AST                        AST ACADEMIC
                                                                     AST        WELLINGTON     AST CAPITAL      STRATEGIES
                                               AST J.P. MORGAN    TEMPLETON     MANAGEMENT     GROWTH ASSET       ASSET
                                                INTERNATIONAL    GLOBAL BOND   HEDGED EQUITY    ALLOCATION      ALLOCATION
                                               EQUITY PORTFOLIO   PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
                                               ---------------- ------------  --------------  --------------  --------------
                                                  01/01/2014     01/01/2014     01/01/2014      01/01/2014      01/01/2014
                                                      TO             TO             TO              TO              TO
                                                  12/31/2014     12/31/2014     12/31/2014      12/31/2014      12/31/2014
                                               ---------------- ------------  --------------  --------------  --------------
INVESTMENT INCOME
  Dividend income.............................   $          -   $          -  $            -  $            -  $            -
                                                 ------------   ------------  --------------  --------------  --------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................      3,464,472      2,785,992      23,170,716     117,281,762      72,750,126
                                                 ------------   ------------  --------------  --------------  --------------

NET INVESTMENT INCOME (LOSS)..................     (3,464,472)    (2,785,992)    (23,170,716)   (117,281,762)    (72,750,126)
                                                 ------------   ------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........              -              -               -               -               -
  Realized gain (loss) on shares
   redeemed...................................      4,465,079       (304,263)     20,416,371      94,697,186      95,706,429
  Net change in unrealized gain (loss) on
   investments................................    (18,138,406)     1,406,712      56,145,958     374,353,508      59,313,157
                                                 ------------   ------------  --------------  --------------  --------------

NET GAIN (LOSS) ON INVESTMENTS................    (13,673,327)     1,102,449      76,562,329     469,050,694     155,019,586
                                                 ------------   ------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................   $(17,137,799)  $ (1,683,543) $   53,391,613  $  351,768,932  $   82,269,460
                                                 ============   ============  ==============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A9

                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                       AST                                                             AST
 AST BALANCED      PRESERVATION                   AST PRUDENTIAL                  T. ROWE PRICE                   AST
    ASSET             ASSET       AST FI PYRAMIS      GROWTH       AST ADVANCED     LARGE-CAP       AST        SMALL-CAP
  ALLOCATION        ALLOCATION     QUANTITATIVE     ALLOCATION      STRATEGIES       GROWTH     MONEY MARKET     GROWTH
  PORTFOLIO         PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO    PORTFOLIO     PORTFOLIO
--------------    --------------  --------------  --------------  --------------  ------------- ------------  ------------
$7,070,582,658    $4,631,403,989  $3,226,252,759  $4,474,369,276  $6,256,006,335  $590,749,420  $192,740,753  $196,547,126
--------------    --------------  --------------  --------------  --------------  ------------  ------------  ------------
$7,070,582,658    $4,631,403,989  $3,226,252,759  $4,474,369,276  $6,256,006,335  $590,749,420  $192,740,753  $196,547,126
==============    ==============  ==============  ==============  ==============  ============  ============  ============

$7,070,582,658    $4,631,403,989  $3,226,252,759  $4,474,369,276  $6,256,006,335  $590,749,420  $192,740,753  $196,547,126
--------------    --------------  --------------  --------------  --------------  ------------  ------------  ------------
$7,070,582,658    $4,631,403,989  $3,226,252,759  $4,474,369,276  $6,256,006,335  $590,749,420  $192,740,753  $196,547,126
==============    ==============  ==============  ==============  ==============  ============  ============  ============

   514,029,248       360,303,030     251,090,931     324,805,239     447,097,289    31,589,569    20,583,057    10,894,174
==============    ==============  ==============  ==============  ==============  ============  ============  ============

   480,992,018       332,715,804     266,412,284     342,601,017     418,742,057    26,455,415   192,740,753     6,180,727
$        14.70    $        13.92  $        12.11  $        13.06  $        14.94  $      22.33  $       1.00  $      31.80
$5,442,041,629    $3,888,151,635  $2,656,237,842  $3,543,695,415  $4,916,159,690  $405,806,464  $192,740,753  $147,059,806

                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                       AST                                                             AST
 AST BALANCED      PRESERVATION                   AST PRUDENTIAL                  T. ROWE PRICE                   AST
    ASSET             ASSET       AST FI PYRAMIS      GROWTH       AST ADVANCED     LARGE-CAP       AST        SMALL-CAP
  ALLOCATION        ALLOCATION     QUANTITATIVE     ALLOCATION      STRATEGIES       GROWTH     MONEY MARKET     GROWTH
  PORTFOLIO         PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO    PORTFOLIO     PORTFOLIO
--------------    --------------  --------------  --------------  --------------  ------------- ------------  ------------
  01/01/2014        01/01/2014      01/01/2014      01/01/2014      01/01/2014     01/01/2014    01/01/2014    01/01/2014
      TO                TO              TO              TO              TO             TO            TO            TO
  12/31/2014        12/31/2014      12/31/2014      12/31/2014      12/31/2014     12/31/2014    12/31/2014    12/31/2014
--------------    --------------  --------------  --------------  --------------  ------------- ------------  ------------
$            -    $            -  $            -  $            -  $            -  $          -  $          -  $          -
--------------    --------------  --------------  --------------  --------------  ------------  ------------  ------------

   111,792,335        78,276,914      51,821,901      67,512,802      98,385,521     9,507,694     3,371,060     3,422,560
--------------    --------------  --------------  --------------  --------------  ------------  ------------  ------------

  (111,792,335)      (78,276,914)    (51,821,901)    (67,512,802)    (98,385,521)   (9,507,694)   (3,371,060)   (3,422,560)
--------------    --------------  --------------  --------------  --------------  ------------  ------------  ------------

             -                 -               -               -               -             -             -             -
   128,836,422        83,912,490      44,610,435      66,598,752      82,605,065    30,501,608             -    11,310,070
   302,854,566       176,544,566      54,131,026     290,309,554     272,951,036    14,153,499             -    (5,292,822)
--------------    --------------  --------------  --------------  --------------  ------------  ------------  ------------

   431,690,988       260,457,056      98,741,461     356,908,306     355,556,101    44,655,107             -     6,017,248
--------------    --------------  --------------  --------------  --------------  ------------  ------------  ------------

$  319,898,653    $  182,180,142  $   46,919,560  $  289,395,504  $  257,170,580  $ 35,147,413  $ (3,371,060) $  2,594,688
==============    ==============  ==============  ==============  ==============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A10

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2014

                                                                              SUBACCOUNTS
                                               ------------------------------------------------------------------------
                                                     AST            AST           AST           NVIT           AST
                                                 PIMCO TOTAL   INTERNATIONAL INTERNATIONAL   DEVELOPING     INVESTMENT
                                                 RETURN BOND       VALUE        GROWTH         MARKETS      GRADE BOND
                                                  PORTFOLIO      PORTFOLIO     PORTFOLIO   FUND - CLASS II  PORTFOLIO
                                               --------------  ------------- ------------- --------------- ------------
ASSETS
  Investment in the portfolios, at fair value. $2,043,440,509   $90,248,009  $201,218,906    $ 8,082,662   $727,546,291
                                               --------------   -----------  ------------    -----------   ------------
  Net Assets.................................. $2,043,440,509   $90,248,009  $201,218,906    $ 8,082,662   $727,546,291
                                               ==============   ===========  ============    ===========   ============

NET ASSETS, representing:
  Accumulation units.......................... $2,043,440,509   $90,248,009  $201,218,906    $ 8,082,662   $727,546,291
                                               --------------   -----------  ------------    -----------   ------------
                                               $2,043,440,509   $90,248,009  $201,218,906    $ 8,082,662   $727,546,291
                                               ==============   ===========  ============    ===========   ============

  Units outstanding...........................    178,575,778     8,001,718    17,911,676        594,550     54,969,670
                                               ==============   ===========  ============    ===========   ============

  Portfolio shares held.......................    159,519,165     5,271,496    15,083,876      1,386,391    106,678,342
  Portfolio net asset value per share......... $        12.81   $     17.12  $      13.34    $      5.83   $       6.82
  Investment in portfolio shares, at cost..... $1,937,397,824   $82,220,706  $170,259,851    $10,376,512   $715,351,820

STATEMENTS OF OPERATIONS
For the year ended December 31, 2014
                                                                              SUBACCOUNTS
                                               ------------------------------------------------------------------------
                                                     AST            AST           AST           NVIT           AST
                                                 PIMCO TOTAL   INTERNATIONAL INTERNATIONAL   DEVELOPING     INVESTMENT
                                                 RETURN BOND       VALUE        GROWTH         MARKETS      GRADE BOND
                                                  PORTFOLIO      PORTFOLIO     PORTFOLIO   FUND - CLASS II  PORTFOLIO
                                               --------------  ------------- ------------- --------------- ------------
                                                 01/01/2014     01/01/2014    01/01/2014     01/01/2014     01/01/2014
                                                     TO             TO            TO             TO             TO
                                                 12/31/2014     12/31/2014    12/31/2014     12/31/2014     12/31/2014
                                               --------------  ------------- ------------- --------------- ------------
INVESTMENT INCOME
  Dividend income............................. $            -   $         -  $          -    $    75,647   $          -
                                               --------------   -----------  ------------    -----------   ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................     36,176,687     1,553,955     2,460,907        156,897     10,142,018
                                               --------------   -----------  ------------    -----------   ------------

NET INVESTMENT INCOME (LOSS)..................    (36,176,687)   (1,553,955)   (2,460,907)       (81,250)   (10,142,018)
                                               --------------   -----------  ------------    -----------   ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........              -             -             -              -              -
  Realized gain (loss) on shares
   redeemed...................................     16,924,460     2,221,822     2,822,412       (601,649)    27,516,144
  Net change in unrealized gain (loss) on
   investments................................     75,148,785    (8,799,804)  (14,599,899)       (31,209)     8,273,533
                                               --------------   -----------  ------------    -----------   ------------

NET GAIN (LOSS) ON INVESTMENTS................     92,073,245    (6,577,982)  (11,777,487)      (632,858)    35,789,677
                                               --------------   -----------  ------------    -----------   ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $   55,896,558   $(8,131,937) $(14,238,394)   $  (714,108)  $ 25,647,659
                                               ==============   ===========  ============    ===========   ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A11

                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                                                           AST PARAMETRIC
  AST WESTERN                                 AST GLOBAL      EMERGING      AST GOLDMAN    AST SCHRODERS     AST RCM
ASSET CORE PLUS    AST BOND       AST BOND    REAL ESTATE  MARKETS EQUITY SACHS SMALL-CAP GLOBAL TACTICAL  WORLD TRENDS
BOND PORTFOLIO  PORTFOLIO 2018 PORTFOLIO 2019  PORTFOLIO     PORTFOLIO    VALUE PORTFOLIO    PORTFOLIO      PORTFOLIO
--------------- -------------- -------------- -----------  -------------- --------------- --------------- --------------
 $536,794,327    $75,795,993    $13,782,612   $88,155,577   $215,174,460   $322,406,761   $3,390,731,550  $3,451,524,915
 ------------    -----------    -----------   -----------   ------------   ------------   --------------  --------------
 $536,794,327    $75,795,993    $13,782,612   $88,155,577   $215,174,460   $322,406,761   $3,390,731,550  $3,451,524,915
 ============    ===========    ===========   ===========   ============   ============   ==============  ==============

 $536,794,327    $75,795,993    $13,782,612   $88,155,577   $215,174,460   $322,406,761   $3,390,731,550  $3,451,524,915
 ------------    -----------    -----------   -----------   ------------   ------------   --------------  --------------
 $536,794,327    $75,795,993    $13,782,612   $88,155,577   $215,174,460   $322,406,761   $3,390,731,550  $3,451,524,915
 ============    ===========    ===========   ===========   ============   ============   ==============  ==============

   45,409,933      6,472,657      1,127,369     5,836,926     22,066,237     17,426,498      242,326,082     273,990,007
 ============    ===========    ===========   ===========   ============   ============   ==============  ==============

   47,378,140      6,142,301      1,342,027     7,864,012     25,166,604     17,891,607      228,948,788     285,958,982
 $      11.33    $     12.34    $     10.27   $     11.21   $       8.55   $      18.02   $        14.81  $        12.07
 $508,000,631    $72,695,737    $13,959,648   $72,006,544   $217,832,695   $227,129,773   $2,657,112,804  $2,891,065,902

                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                                                           AST PARAMETRIC
  AST WESTERN                                 AST GLOBAL      EMERGING      AST GOLDMAN    AST SCHRODERS     AST RCM
ASSET CORE PLUS    AST BOND       AST BOND    REAL ESTATE  MARKETS EQUITY SACHS SMALL-CAP GLOBAL TACTICAL  WORLD TRENDS
BOND PORTFOLIO  PORTFOLIO 2018 PORTFOLIO 2019  PORTFOLIO     PORTFOLIO    VALUE PORTFOLIO    PORTFOLIO      PORTFOLIO
--------------- -------------- -------------- -----------  -------------- --------------- --------------- --------------
  01/01/2014      01/01/2014     01/01/2014   01/01/2014     01/01/2014     01/01/2014      01/01/2014      01/01/2014
      TO              TO             TO           TO             TO             TO              TO              TO
  12/31/2014      12/31/2014     12/31/2014   12/31/2014     12/31/2014     12/31/2014      12/31/2014      12/31/2014
--------------- -------------- -------------- -----------  -------------- --------------- --------------- --------------
 $          -    $         -    $         -   $         -   $          -   $          -   $            -  $            -
 ------------    -----------    -----------   -----------   ------------   ------------   --------------  --------------

    8,299,655      1,903,688        355,085     1,473,015      4,006,743      5,081,330       52,821,153      53,163,091
 ------------    -----------    -----------   -----------   ------------   ------------   --------------  --------------

   (8,299,655)    (1,903,688)      (355,085)   (1,473,015)    (4,006,743)    (5,081,330)     (52,821,153)    (53,163,091)
 ------------    -----------    -----------   -----------   ------------   ------------   --------------  --------------

            -              -              -             -              -              -                -               -
    2,614,184      1,375,076       (145,979)    3,163,617      3,832,992     14,967,790       44,574,991      37,513,354
   30,024,573      1,136,213        895,656     7,982,892    (13,426,752)     5,820,431      141,952,646     128,398,437
 ------------    -----------    -----------   -----------   ------------   ------------   --------------  --------------

   32,638,757      2,511,289        749,677    11,146,509     (9,593,760)    20,788,221      186,527,637     165,911,791
 ------------    -----------    -----------   -----------   ------------   ------------   --------------  --------------

 $ 24,339,102    $   607,601    $   394,592   $ 9,673,494   $(13,600,503)  $ 15,706,891   $  133,706,484  $  112,748,700
 ============    ===========    ===========   ===========   ============   ============   ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A12

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2014

                                                                               SUBACCOUNTS
                                               --------------------------------------------------------------------------
                                               AST J.P. MORGAN   AST GOLDMAN   AST FI PYRAMIS(R) PROFUND VP   PROFUND VP
                                               GLOBAL THEMATIC  SACHS MULTI-   ASSET ALLOCATION   CONSUMER  CONSUMER GOODS
                                                  PORTFOLIO    ASSET PORTFOLIO     PORTFOLIO      SERVICES    PORTFOLIO
                                               --------------- --------------- ----------------- ---------- --------------
ASSETS
  Investment in the portfolios, at fair value. $2,240,418,989  $2,047,499,900   $2,479,574,165    $393,123     $366,074
                                               --------------  --------------   --------------    --------     --------
  Net Assets.................................. $2,240,418,989  $2,047,499,900   $2,479,574,165    $393,123     $366,074
                                               ==============  ==============   ==============    ========     ========

NET ASSETS, representing:
  Accumulation units.......................... $2,240,418,989  $2,047,499,900   $2,479,574,165    $393,123     $366,074
                                               --------------  --------------   --------------    --------     --------
                                               $2,240,418,989  $2,047,499,900   $2,479,574,165    $393,123     $366,074
                                               ==============  ==============   ==============    ========     ========

  Units outstanding...........................    162,234,524     168,111,535      179,691,308      18,888       21,057
                                               ==============  ==============   ==============    ========     ========

  Portfolio shares held.......................    167,570,605     169,214,868      186,294,077       6,128        6,535
  Portfolio net asset value per share......... $        13.37  $        12.10   $        13.31    $  64.15     $  56.02
  Investment in portfolio shares, at cost..... $1,772,230,142  $1,777,797,142   $1,987,757,735    $300,433     $303,140

STATEMENTS OF OPERATIONS
For the year ended December 31, 2014
                                                                               SUBACCOUNTS
                                               --------------------------------------------------------------------------
                                               AST J.P. MORGAN   AST GOLDMAN   AST FI PYRAMIS(R) PROFUND VP   PROFUND VP
                                               GLOBAL THEMATIC  SACHS MULTI-   ASSET ALLOCATION   CONSUMER  CONSUMER GOODS
                                                  PORTFOLIO    ASSET PORTFOLIO     PORTFOLIO      SERVICES    PORTFOLIO
                                               --------------- --------------- ----------------- ---------- --------------
                                                 01/01/2014      01/01/2014       01/01/2014     01/01/2014   01/01/2014
                                                     TO              TO               TO             TO           TO
                                                 12/31/2014      12/31/2014       12/31/2014     12/31/2014   12/31/2014
                                               --------------- --------------- ----------------- ---------- --------------
INVESTMENT INCOME
  Dividend income............................. $            -  $            -   $            -    $      -     $  1,425
                                               --------------  --------------   --------------    --------     --------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................     34,637,298      32,043,525       37,736,852       5,157        3,068
                                               --------------  --------------   --------------    --------     --------

NET INVESTMENT INCOME (LOSS)..................    (34,637,298)    (32,043,525)     (37,736,852)     (5,157)      (1,643)
                                               --------------  --------------   --------------    --------     --------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........              -               -                -         369            -
  Realized gain (loss) on shares
   redeemed...................................     34,729,612      27,591,382       24,029,438      62,389       39,032
  Net change in unrealized gain (loss) on
   investments................................     98,252,706      50,023,510      104,476,065     (23,934)     (17,928)
                                               --------------  --------------   --------------    --------     --------

NET GAIN (LOSS) ON INVESTMENTS................    132,982,318      77,614,892      128,505,503      38,824       21,104
                                               --------------  --------------   --------------    --------     --------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $   98,345,020  $   45,571,367   $   90,768,651    $ 33,667     $ 19,461
                                               ==============  ==============   ==============    ========     ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A13

                                 SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------
                                    PROFUND VP PROFUND VP             PROFUND VP PROFUND VP
PROFUND VP  PROFUND VP  PROFUND VP   MID-CAP    MID-CAP   PROFUND VP  SMALL-CAP  SMALL-CAP
FINANCIALS  HEALTH CARE INDUSTRIALS   GROWTH     VALUE    REAL ESTATE   GROWTH     VALUE
----------  ----------- ----------- ---------- ---------- ----------- ---------- ----------
 $917,036   $2,194,481   $376,001    $541,605   $504,823   $692,793   $ 757,344   $261,568
 --------   ----------   --------    --------   --------   --------   ---------   --------
 $917,036   $2,194,481   $376,001    $541,605   $504,823   $692,793   $ 757,344   $261,568
 ========   ==========   ========    ========   ========   ========   =========   ========

 $917,036   $2,194,481   $376,001    $541,605   $504,823   $692,793   $ 757,344   $261,568
 --------   ----------   --------    --------   --------   --------   ---------   --------
 $917,036   $2,194,481   $376,001    $541,605   $504,823   $692,793   $ 757,344   $261,568
 ========   ==========   ========    ========   ========   ========   =========   ========

   86,071      103,906     25,489      34,119     32,125     51,205      43,337     16,273
 ========   ==========   ========    ========   ========   ========   =========   ========

   29,085       34,342      6,234      11,234     11,988     11,026      20,223      6,181
 $  31.53   $    63.90   $  60.31    $  48.21   $  42.11   $  62.83   $   37.45   $  42.32
 $718,876   $1,551,836   $277,778    $450,481   $403,241   $564,467   $ 722,111   $224,242

                                 SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------
                                    PROFUND VP PROFUND VP             PROFUND VP PROFUND VP
PROFUND VP  PROFUND VP  PROFUND VP   MID-CAP    MID-CAP   PROFUND VP  SMALL-CAP  SMALL-CAP
FINANCIALS  HEALTH CARE INDUSTRIALS   GROWTH     VALUE    REAL ESTATE   GROWTH     VALUE
----------  ----------- ----------- ---------- ---------- ----------- ---------- ----------
01/01/2014  01/01/2014  01/01/2014  01/01/2014 01/01/2014 01/01/2014  01/01/2014 01/01/2014
    TO          TO          TO          TO         TO         TO          TO         TO
12/31/2014  12/31/2014  12/31/2014  12/31/2014 12/31/2014 12/31/2014  12/31/2014 12/31/2014
----------  ----------- ----------- ---------- ---------- ----------- ---------- ----------
 $  1,498   $    1,739   $  1,317    $      -   $  1,467   $ 10,654   $       -   $      -
 --------   ----------   --------    --------   --------   --------   ---------   --------

   12,507       26,019      5,980       8,253      9,267      9,494       8,519      4,516
 --------   ----------   --------    --------   --------   --------   ---------   --------

  (11,009)     (24,280)    (4,663)     (8,253)    (7,800)     1,160      (8,519)    (4,516)
 --------   ----------   --------    --------   --------   --------   ---------   --------

        -            -          -      51,832          -          -     127,865     21,039
  105,700      220,135     51,026      32,500    129,617     33,635      28,522     86,047

   (4,596)     213,384    (28,367)    (57,077)   (84,476)    94,630    (173,367)   (85,674)
 --------   ----------   --------    --------   --------   --------   ---------   --------

  101,104      433,519     22,659      27,255     45,141    128,265     (16,980)    21,412
 --------   ----------   --------    --------   --------   --------   ---------   --------

 $ 90,095   $  409,239   $ 17,996    $ 19,002   $ 37,341   $129,425   $ (25,499)  $ 16,896
 ========   ==========   ========    ========   ========   ========   =========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A14

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2014

                                                                          SUBACCOUNTS
                                               -----------------------------------------------------------------
                                                                                                      AST BOSTON
                                                                                                       PARTNERS
                                                                             PROFUND VP  PROFUND VP   LARGE-CAP
                                                   PROFUND VP     PROFUND VP LARGE-CAP   LARGE-CAP      VALUE
                                               TELECOMMUNICATIONS UTILITIES    GROWTH      VALUE      PORTFOLIO
                                               ------------------ ---------- ----------  ----------  -----------
ASSETS
  Investment in the portfolios, at fair value.      $97,363        $820,750  $1,831,986  $1,541,902  $93,045,505
                                                    -------        --------  ----------  ----------  -----------
  Net Assets..................................      $97,363        $820,750  $1,831,986  $1,541,902  $93,045,505
                                                    =======        ========  ==========  ==========  ===========

NET ASSETS, representing:
  Accumulation units..........................      $97,363        $820,750  $1,831,986  $1,541,902  $93,045,505
                                                    -------        --------  ----------  ----------  -----------
                                                    $97,363        $820,750  $1,831,986  $1,541,902  $93,045,505
                                                    =======        ========  ==========  ==========  ===========

  Units outstanding...........................        8,571          54,742     114,837     118,810    6,071,839
                                                    =======        ========  ==========  ==========  ===========

  Portfolio shares held.......................       11,428          18,894      32,011      39,966    5,095,592
  Portfolio net asset value per share.........      $  8.52        $  43.44  $    57.23  $    38.58  $     18.26
  Investment in portfolio shares, at cost.....      $92,128        $655,114  $1,406,456  $1,198,219  $68,133,118

STATEMENTS OF OPERATIONS
For the year ended December 31, 2014
                                                                          SUBACCOUNTS
                                               -----------------------------------------------------------------
                                                                                                      AST BOSTON
                                                                                                       PARTNERS
                                                                             PROFUND VP  PROFUND VP   LARGE-CAP
                                                   PROFUND VP     PROFUND VP LARGE-CAP   LARGE-CAP      VALUE
                                               TELECOMMUNICATIONS UTILITIES    GROWTH      VALUE      PORTFOLIO
                                               ------------------ ---------- ----------  ----------  -----------
                                                   01/01/2014     01/01/2014 01/01/2014  01/01/2014   01/01/2014
                                                       TO             TO         TO          TO           TO
                                                   12/31/2014     12/31/2014 12/31/2014  12/31/2014   12/31/2014
                                               ------------------ ---------- ----------  ----------  -----------
INVESTMENT INCOME
  Dividend income.............................      $ 5,256        $ 11,749  $    1,491  $    9,072  $         -
                                                    -------        --------  ----------  ----------  -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................        1,962           8,241      19,362      19,214    1,510,220
                                                    -------        --------  ----------  ----------  -----------

NET INVESTMENT INCOME (LOSS)..................        3,294           3,508     (17,871)    (10,142)  (1,510,220)
                                                    -------        --------  ----------  ----------  -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........            -               -           -           -            -
  Realized gain (loss) on shares
   redeemed...................................        4,448          50,173      79,361      86,788    4,619,729
  Net change in unrealized gain (loss) on
   investments................................       (7,260)        103,851      87,400      37,630    3,997,423
                                                    -------        --------  ----------  ----------  -----------

NET GAIN (LOSS) ON INVESTMENTS................       (2,812)        154,024     166,761     124,418    8,617,152
                                                    -------        --------  ----------  ----------  -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................      $   482        $157,532  $  148,890  $  114,276  $ 7,106,932
                                                    =======        ========  ==========  ==========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A15

                                              SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------
                                                              WELLS FARGO  WELLS FARGO   WELLS FARGO    WELLS FARGO
AST JENNISON                                                 ADVANTAGE VT  ADVANTAGE VT ADVANTAGE VT   ADVANTAGE VT
 LARGE-CAP                                                   INTERNATIONAL OMEGA GROWTH   SMALL CAP   SMALL CAP VALUE
   GROWTH          AST BOND       AST BOND       AST BOND    EQUITY FUND -    FUND -    GROWTH FUND -     FUND -
 PORTFOLIO      PORTFOLIO 2020 PORTFOLIO 2017 PORTFOLIO 2021    CLASS 1      CLASS 1       CLASS 1        CLASS 1
------------    -------------- -------------- -------------- ------------- ------------ ------------- ---------------
$136,715,045     $26,327,304    $73,049,516    $100,683,250    $454,330     $1,026,985    $ 445,017      $996,636
------------     -----------    -----------    ------------    --------     ----------    ---------      --------
$136,715,045     $26,327,304    $73,049,516    $100,683,250    $454,330     $1,026,985    $ 445,017      $996,636
============     ===========    ===========    ============    ========     ==========    =========      ========

$136,715,045     $26,327,304    $73,049,516    $100,683,250    $454,330     $1,026,985    $ 445,017      $996,636
------------     -----------    -----------    ------------    --------     ----------    ---------      --------
$136,715,045     $26,327,304    $73,049,516    $100,683,250    $454,330     $1,026,985    $ 445,017      $996,636
============     ===========    ===========    ============    ========     ==========    =========      ========

   7,910,969       2,158,811      6,505,236       8,022,325      29,874        333,847       25,406        70,612
============     ===========    ===========    ============    ========     ==========    =========      ========

   6,519,554       4,019,436      6,052,155       7,181,402      92,343         37,250       44,149        89,384
$      20.97     $      6.55    $     12.07    $      14.02    $   4.92     $    27.57    $   10.08      $  11.15
$102,203,108     $25,633,282    $71,120,252    $ 96,351,965    $440,218     $  828,681    $ 326,883      $700,186

                                              SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------
                                                              WELLS FARGO  WELLS FARGO   WELLS FARGO    WELLS FARGO
AST JENNISON                                                 ADVANTAGE VT  ADVANTAGE VT ADVANTAGE VT   ADVANTAGE VT
 LARGE-CAP                                                   INTERNATIONAL OMEGA GROWTH   SMALL CAP   SMALL CAP VALUE
   GROWTH          AST BOND       AST BOND       AST BOND    EQUITY FUND -    FUND -    GROWTH FUND -     FUND -
 PORTFOLIO      PORTFOLIO 2020 PORTFOLIO 2017 PORTFOLIO 2021    CLASS 1      CLASS 1       CLASS 1        CLASS 1
------------    -------------- -------------- -------------- ------------- ------------ ------------- ---------------
 01/01/2014       01/01/2014     01/01/2014     01/01/2014    01/01/2014    01/01/2014   01/01/2014     01/01/2014
     TO               TO             TO             TO            TO            TO           TO             TO
 12/31/2014       12/31/2014     12/31/2014     12/31/2014    12/31/2014    12/31/2014   12/31/2014     12/31/2014
------------    -------------- -------------- -------------- ------------- ------------ ------------- ---------------
$          -     $         -    $         -    $          -    $ 15,865     $        -    $       -      $  7,232
------------     -----------    -----------    ------------    --------     ----------    ---------      --------


   1,985,602         574,842      1,871,629       2,157,051       8,927         19,868        8,892        19,723
------------     -----------    -----------    ------------    --------     ----------    ---------      --------

  (1,985,602)       (574,842)    (1,871,629)     (2,157,051)      6,938        (19,868)      (8,892)      (12,491)
------------     -----------    -----------    ------------    --------     ----------    ---------      --------

           -               -              -               -      12,410        220,607       48,695             -
   7,323,668         455,900      1,333,052       1,638,465       9,585        137,868       52,271        86,660

   3,462,386       1,223,623         15,030       4,962,818     (66,318)      (313,385)    (115,227)      (35,086)
------------     -----------    -----------    ------------    --------     ----------    ---------      --------

  10,786,054       1,679,523      1,348,082       6,601,283     (44,323)        45,090      (14,261)       51,574
------------     -----------    -----------    ------------    --------     ----------    ---------      --------

$  8,800,452     $ 1,104,681    $  (523,547)   $  4,444,232    $(37,385)    $   25,222    $ (23,153)     $ 39,083
============     ===========    ===========    ============    ========     ==========    =========      ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A16

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2014

                                                                                 SUBACCOUNTS
                                               ------------------------------------------------------------------------------

                                                                                                  WELLS FARGO
                                                              AST QUANTITATIVE   AST BLACKROCK    ADVANTAGE VT  AST PRUDENTIAL
                                                  AST BOND        MODELING     GLOBAL STRATEGIES  OPPORTUNITY     CORE BOND
                                               PORTFOLIO 2022    PORTFOLIO         PORTFOLIO     FUND - CLASS 1   PORTFOLIO
                                               -------------- ---------------- ----------------- -------------- --------------
ASSETS
  Investment in the portfolios, at fair value.  $48,234,103     $545,768,652    $1,852,566,117     $1,586,308    $194,170,722
                                                -----------     ------------    --------------     ----------    ------------
  Net Assets..................................  $48,234,103     $545,768,652    $1,852,566,117     $1,586,308    $194,170,722
                                                ===========     ============    ==============     ==========    ============

NET ASSETS, representing:
  Accumulation units..........................  $48,234,103     $545,768,652    $1,852,566,117     $1,586,308    $194,170,722
                                                -----------     ------------    --------------     ----------    ------------
                                                $48,234,103     $545,768,652    $1,852,566,117     $1,586,308    $194,170,722
                                                ===========     ============    ==============     ==========    ============

  Units outstanding...........................    4,100,728       43,953,498       163,477,249         92,946      18,101,692
                                                ===========     ============    ==============     ==========    ============

  Portfolio shares held.......................    3,744,884       41,128,007       154,380,510         55,042      17,336,672
  Portfolio net asset value per share.........  $     12.88     $      13.27    $        12.00     $    28.82    $      11.20
  Investment in portfolio shares, at cost.....  $46,096,546     $452,914,004    $1,567,616,597     $  942,362    $186,187,675

STATEMENTS OF OPERATIONS
For the year ended December 31, 2014
                                                                                 SUBACCOUNTS
                                               ------------------------------------------------------------------------------

                                                                                                  WELLS FARGO
                                                              AST QUANTITATIVE   AST BLACKROCK    ADVANTAGE VT  AST PRUDENTIAL
                                                  AST BOND        MODELING     GLOBAL STRATEGIES  OPPORTUNITY     CORE BOND
                                               PORTFOLIO 2022    PORTFOLIO         PORTFOLIO     FUND - CLASS 1   PORTFOLIO
                                               -------------- ---------------- ----------------- -------------- --------------
                                                 01/01/2014      01/01/2014       01/01/2014       01/01/2014     01/01/2014
                                                     TO              TO               TO               TO             TO
                                                 12/31/2014      12/31/2014       12/31/2014       12/31/2014     12/31/2014
                                               -------------- ---------------- ----------------- -------------- --------------
INVESTMENT INCOME
  Dividend income.............................  $         -     $          -    $            -     $    4,764    $          -
                                                -----------     ------------    --------------     ----------    ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................    1,295,450        7,572,049        29,783,719         28,197       2,274,171
                                                -----------     ------------    --------------     ----------    ------------

NET INVESTMENT INCOME (LOSS)..................   (1,295,450)      (7,572,049)      (29,783,719)       (23,433)     (2,274,171)
                                                -----------     ------------    --------------     ----------    ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........            -                -                 -              -               -
  Realized gain (loss) on shares
   redeemed...................................      287,882        3,026,982        24,189,212         98,920         749,643
  Net change in unrealized gain (loss) on
   investments................................    5,552,214       25,913,736        61,847,674         63,160       9,020,445
                                                -----------     ------------    --------------     ----------    ------------

NET GAIN (LOSS) ON INVESTMENTS................    5,840,096       28,940,718        86,036,886        162,080       9,770,088
                                                -----------     ------------    --------------     ----------    ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................  $ 4,544,646     $ 21,368,669    $   56,253,167     $  138,647    $  7,495,917
                                                ===========     ============    ==============     ==========    ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A17

                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                               AST FRANKLIN
                                TEMPLETON         AST NEW      AST WESTERN     AST MFS                       AST AQR
AST NEUBERGER                 FOUNDING FUNDS  DISCOVERY ASSET ASSET EMERGING  LARGE-CAP                  EMERGING MARKETS
 BERMAN CORE      AST BOND      ALLOCATION      ALLOCATION     MARKETS DEBT     VALUE        AST BOND         EQUITY
BOND PORTFOLIO PORTFOLIO 2023   PORTFOLIO        PORTFOLIO      PORTFOLIO     PORTFOLIO   PORTFOLIO 2024    PORTFOLIO
-------------- -------------- --------------  --------------- -------------- -----------  -------------- ----------------
 $55,954,533    $94,025,241   $3,173,775,762   $491,761,756     $2,477,276   $32,564,640   $55,944,901      $2,022,877
 -----------    -----------   --------------   ------------     ----------   -----------   -----------      ----------
 $55,954,533    $94,025,241   $3,173,775,762   $491,761,756     $2,477,276   $32,564,640   $55,944,901      $2,022,877
 ===========    ===========   ==============   ============     ==========   ===========   ===========      ==========

 $55,954,533    $94,025,241   $3,173,775,762   $491,761,756     $2,477,276   $32,564,640   $55,944,901      $2,022,877
 -----------    -----------   --------------   ------------     ----------   -----------   -----------      ----------
 $55,954,533    $94,025,241   $3,173,775,762   $491,761,756     $2,477,276   $32,564,640   $55,944,901      $2,022,877
 ===========    ===========   ==============   ============     ==========   ===========   ===========      ==========

   5,454,412      9,385,875      237,596,497     39,863,759        263,440     2,236,302     5,709,998         208,732
 ===========    ===========   ==============   ============     ==========   ===========   ===========      ==========

   5,171,399      8,787,406      227,347,834     38,150,640        254,602     2,141,002     5,479,422         203,919
 $     10.82    $     10.70   $        13.96   $      12.89     $     9.73   $     15.21   $     10.21      $     9.92
 $54,343,701    $86,138,923   $2,466,276,455   $423,910,129     $2,553,648   $28,876,423   $52,322,811      $2,095,547

                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                               AST FRANKLIN
                                TEMPLETON         AST NEW      AST WESTERN     AST MFS                       AST AQR
AST NEUBERGER                 FOUNDING FUNDS  DISCOVERY ASSET ASSET EMERGING  LARGE-CAP                  EMERGING MARKETS
 BERMAN CORE      AST BOND      ALLOCATION      ALLOCATION     MARKETS DEBT     VALUE        AST BOND         EQUITY
BOND PORTFOLIO PORTFOLIO 2023   PORTFOLIO        PORTFOLIO      PORTFOLIO     PORTFOLIO   PORTFOLIO 2024    PORTFOLIO
-------------- -------------- --------------  --------------- -------------- -----------  -------------- ----------------
  01/01/2014     01/01/2014     01/01/2014      01/01/2014      01/01/2014    01/01/2014    01/01/2014      01/01/2014
      TO             TO             TO              TO              TO            TO            TO              TO
  12/31/2014     12/31/2014     12/31/2014      12/31/2014      12/31/2014    12/31/2014    12/31/2014      12/31/2014
-------------- -------------- --------------  --------------- -------------- -----------  -------------- ----------------
 $         -    $         -   $            -   $          -     $        -   $         -   $         -      $        -
 -----------    -----------   --------------   ------------     ----------   -----------   -----------      ----------

     766,481      3,096,259       53,529,937      7,036,195         26,044       362,769     1,029,700          23,844
 -----------    -----------   --------------   ------------     ----------   -----------   -----------      ----------

    (766,481)    (3,096,259)     (53,529,937)    (7,036,195)       (26,044)     (362,769)   (1,029,700)        (23,844)
 -----------    -----------   --------------   ------------     ----------   -----------   -----------      ----------

           -              -                -              -              -             -             -               -
     260,435      4,663,579       58,417,758      5,462,919         (6,330)      668,903     1,793,465           5,809
   1,926,951     13,892,738       46,472,246     16,704,893        (16,733)    1,804,277     5,530,676         (95,972)
 -----------    -----------   --------------   ------------     ----------   -----------   -----------      ----------

   2,187,386     18,556,317      104,890,004     22,167,812        (23,063)    2,473,180     7,324,141         (90,163)
 -----------    -----------   --------------   ------------     ----------   -----------   -----------      ----------

 $ 1,420,905    $15,460,058   $   51,360,067   $ 15,131,617     $  (49,107)  $ 2,110,411   $ 6,294,441      $ (114,007)
 ===========    ===========   ==============   ============     ==========   ===========   ===========      ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A18

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2014

                                                                                 SUBACCOUNTS
                                               ------------------------------------------------------------------------------
                                                     AST            AST            AST             AST             AST
                                                 CLEARBRIDGE    QMA EMERGING   MULTI-SECTOR     BLACKROCK   FRANKLIN TEMPLETON
                                               DIVIDEND GROWTH MARKETS EQUITY  FIXED INCOME    ISHARES ETF    FOUNDING FUNDS
                                                  PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO     PLUS PORTFOLIO
                                               --------------- -------------- --------------  ------------  ------------------
ASSETS
  Investment in the portfolios, at fair value.   $53,805,106     $1,638,694   $2,421,325,512  $187,269,716     $716,686,319
                                                 -----------     ----------   --------------  ------------     ------------
  Net Assets..................................   $53,805,106     $1,638,694   $2,421,325,512  $187,269,716     $716,686,319
                                                 ===========     ==========   ==============  ============     ============

NET ASSETS, representing:
  Accumulation units..........................   $53,805,106     $1,638,694   $2,421,325,512  $187,269,716     $716,686,319
                                                 -----------     ----------   --------------  ------------     ------------
                                                 $53,805,106     $1,638,694   $2,421,325,512  $187,269,716     $716,686,319
                                                 ===========     ==========   ==============  ============     ============

  Units outstanding...........................     4,131,841        174,766      233,396,995    17,481,322       65,536,548
                                                 ===========     ==========   ==============  ============     ============

  Portfolio shares held.......................     4,003,356        172,494      225,239,582    17,024,520       63,875,786
  Portfolio net asset value per share.........   $     13.44     $     9.50   $        10.75  $      11.00     $      11.22
  Investment in portfolio shares, at cost.....   $48,990,561     $1,708,662   $2,276,062,646  $179,692,550     $692,270,499

STATEMENTS OF OPERATIONS
For the year ended December 31, 2014
                                                                                 SUBACCOUNTS
                                               ------------------------------------------------------------------------------
                                                     AST            AST            AST             AST             AST
                                                 CLEARBRIDGE    QMA EMERGING   MULTI-SECTOR     BLACKROCK   FRANKLIN TEMPLETON
                                               DIVIDEND GROWTH MARKETS EQUITY  FIXED INCOME    ISHARES ETF    FOUNDING FUNDS
                                                  PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO     PLUS PORTFOLIO
                                               --------------- -------------- --------------  ------------  ------------------
                                                 01/01/2014      01/01/2014     01/01/2014     01/01/2014       01/01/2014
                                                     TO              TO             TO             TO               TO
                                                 12/31/2014      12/31/2014     12/31/2014     12/31/2014       12/31/2014
                                               --------------- -------------- --------------  ------------  ------------------
INVESTMENT INCOME
  Dividend income.............................   $         -     $        -   $            -  $          -     $          -
                                                 -----------     ----------   --------------  ------------     ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................       530,524         12,728       30,113,342     2,144,060        8,719,364
                                                 -----------     ----------   --------------  ------------     ------------

NET INVESTMENT INCOME (LOSS)..................      (530,524)       (12,728)     (30,113,342)   (2,144,060)      (8,719,364)
                                                 -----------     ----------   --------------  ------------     ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........             -              -                -             -                -
  Realized gain (loss) on shares
   redeemed...................................       621,472          5,238           23,331       477,638        2,409,174
  Net change in unrealized gain (loss) on
   investments................................     3,656,110        (76,538)     141,380,488     3,752,108        4,995,592
                                                 -----------     ----------   --------------  ------------     ------------

NET GAIN (LOSS) ON INVESTMENTS................     4,277,582        (71,300)     141,403,819     4,229,746        7,404,766
                                                 -----------     ----------   --------------  ------------     ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................   $ 3,747,058     $  (84,028)  $  111,290,477  $  2,085,686     $ (1,314,598)
                                                 ===========     ==========   ==============  ============     ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A19

                                                  SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
      AST          AST         AST                      AST T. ROWE     AST GOLDMAN       AST T. ROWE            AST
DEFENSIVE ASSET    AQR         QMA                     PRICE GROWTH    SACHS GLOBAL    PRICE DIVERSIFIED PRUDENTIAL FLEXIBLE
  ALLOCATION    LARGE-CAP   LARGE-CAP      AST BOND    OPPORTUNITIES GROWTH ALLOCATION    REAL GROWTH      MULTI-STRATEGY
   PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO 2025   PORTFOLIO       PORTFOLIO         PORTFOLIO          PORTFOLIO
--------------- ----------  ----------  -------------- ------------- ----------------- ----------------- -------------------
 $177,915,933   $2,526,772  $2,452,958   $30,229,896   $285,796,937     $3,753,353        $8,118,394         $5,103,017
 ------------   ----------  ----------   -----------   ------------     ----------        ----------         ----------
 $177,915,933   $2,526,772  $2,452,958   $30,229,896   $285,796,937     $3,753,353        $8,118,394         $5,103,017
 ============   ==========  ==========   ===========   ============     ==========        ==========         ==========

 $177,915,933   $2,526,772  $2,452,958   $30,229,896   $285,796,937     $3,753,353        $8,118,394         $5,103,017
 ------------   ----------  ----------   -----------   ------------     ----------        ----------         ----------
 $177,915,933   $2,526,772  $2,452,958   $30,229,896   $285,796,937     $3,753,353        $8,118,394         $5,103,017
 ============   ==========  ==========   ===========   ============     ==========        ==========         ==========

   17,738,989      199,303     197,046     2,681,111     27,150,543        366,409           784,123            483,991
 ============   ==========  ==========   ===========   ============     ==========        ==========         ==========

   17,256,638      189,698     180,232     2,626,403     26,785,092        364,757           780,615            481,871
 $      10.31   $    13.32  $    13.61   $     11.51   $      10.67     $    10.29        $    10.40         $    10.59
 $172,435,409   $2,350,676  $2,346,521   $29,086,728   $279,309,333     $3,744,651        $8,104,166         $5,043,024

                                                  SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
      AST          AST         AST                      AST T. ROWE     AST GOLDMAN       AST T. ROWE            AST
DEFENSIVE ASSET    AQR         QMA                     PRICE GROWTH    SACHS GLOBAL    PRICE DIVERSIFIED PRUDENTIAL FLEXIBLE
  ALLOCATION    LARGE-CAP   LARGE-CAP      AST BOND    OPPORTUNITIES GROWTH ALLOCATION    REAL GROWTH      MULTI-STRATEGY
   PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO 2025   PORTFOLIO       PORTFOLIO         PORTFOLIO          PORTFOLIO
--------------- ----------  ----------  -------------- ------------- ----------------- ----------------- -------------------
  01/01/2014    01/01/2014  01/01/2014   01/02/2014*    02/10/2014*     04/28/2014*       04/28/2014*        04/28/2014*
      TO            TO          TO            TO            TO              TO                TO                 TO
  12/31/2014    12/31/2014  12/31/2014    12/31/2014    12/31/2014      12/31/2014        12/31/2014         12/31/2014
--------------- ----------  ----------  -------------- ------------- ----------------- ----------------- -------------------
 $          -   $        -  $        -   $         -   $          -     $        -        $        -         $        -
 ------------   ----------  ----------   -----------   ------------     ----------        ----------         ----------

    2,018,021       16,350      10,744       179,787      1,879,043          5,743            14,612              8,304
 ------------   ----------  ----------   -----------   ------------     ----------        ----------         ----------

   (2,018,021)     (16,350)    (10,744)     (179,787)    (1,879,043)        (5,743)          (14,612)            (8,304)
 ------------   ----------  ----------   -----------   ------------     ----------        ----------         ----------

            -            -           -             -              -              -                 -                  -
    1,451,784       53,927      16,112       150,336         (2,176)        (4,635)           (1,395)             1,386
    4,219,183      126,616      98,174     1,143,168      6,487,604          8,702            14,228             59,993
 ------------   ----------  ----------   -----------   ------------     ----------        ----------         ----------

    5,670,967      180,543     114,286     1,293,504      6,485,428          4,067            12,833             61,379
 ------------   ----------  ----------   -----------   ------------     ----------        ----------         ----------

 $  3,652,946   $  164,193  $  103,542   $ 1,113,717   $  4,606,385     $   (1,676)       $   (1,779)        $   53,075
 ============   ==========  ==========   ===========   ============     ==========        ==========         ==========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A20

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2014

                                                                     SUBACCOUNTS
                                               ------------------------------------------------------
                                                   AST      AST FRANKLIN
                                                BLACKROCK     TEMPLETON                       AST
                                               MULTI-ASSET    K2 GLOBAL         AST         MANAGED
                                                 INCOME    ABSOLUTE RETURN MANAGED EQUITY FIXED-INCOME
                                                PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
                                               ----------- --------------- -------------- ------------
ASSETS
  Investment in the portfolios, at fair value. $7,530,268    $1,746,156      $2,585,806    $4,355,800
                                               ----------    ----------      ----------    ----------
  Net Assets.................................. $7,530,268    $1,746,156      $2,585,806    $4,355,800
                                               ==========    ==========      ==========    ==========

NET ASSETS, representing:
  Accumulation units.......................... $7,530,268    $1,746,156      $2,585,806    $4,355,800
                                               ----------    ----------      ----------    ----------
                                               $7,530,268    $1,746,156      $2,585,806    $4,355,800
                                               ==========    ==========      ==========    ==========

  Units outstanding...........................    755,686       180,215         251,326       434,449
                                               ==========    ==========      ==========    ==========

  Portfolio shares held.......................    752,275       179,461         250,320       432,552
  Portfolio net asset value per share......... $    10.01    $     9.73      $    10.33    $    10.07
  Investment in portfolio shares, at cost..... $7,570,710    $1,770,522      $2,571,375    $4,377,277

STATEMENTS OF OPERATIONS
For the year ended December 31, 2014
                                                                     SUBACCOUNTS
                                               ------------------------------------------------------
                                                   AST      AST FRANKLIN
                                                BLACKROCK     TEMPLETON                       AST
                                               MULTI-ASSET    K2 GLOBAL         AST         MANAGED
                                                 INCOME    ABSOLUTE RETURN MANAGED EQUITY FIXED-INCOME
                                                PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
                                               ----------- --------------- -------------- ------------
                                               04/28/2014*   04/28/2014*    04/28/2014*   04/28/2014*
                                                   TO            TO              TO            TO
                                               12/31/2014    12/31/2014      12/31/2014    12/31/2014
                                               ----------- --------------- -------------- ------------
INVESTMENT INCOME
  Dividend income............................. $        -    $        -      $        -    $        -
                                               ----------    ----------      ----------    ----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................     10,449         2,519           4,223         7,890
                                               ----------    ----------      ----------    ----------

NET INVESTMENT INCOME (LOSS)..................    (10,449)       (2,519)         (4,223)       (7,890)
                                               ----------    ----------      ----------    ----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........          -             -               -             -
  Realized gain (loss) on shares
   redeemed...................................     (2,948)       (1,230)             74           (33)
  Net change in unrealized gain (loss) on
   investments................................    (40,442)      (24,366)         14,431       (21,477)
                                               ----------    ----------      ----------    ----------

NET GAIN (LOSS) ON INVESTMENTS................    (43,390)      (25,596)         14,505       (21,510)
                                               ----------    ----------      ----------    ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $  (53,839)   $  (28,115)     $   10,282    $  (29,400)
                                               ==========    ==========      ==========    ==========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A21

                            SUBACCOUNTS (CONTINUED)
       -----------------------------------------------------------------
           AST FQ       AST JENNISON    AST GOLDMAN
          ABSOLUTE         GLOBAL          SACHS         AST LEGG MASON
       RETURN CURRENCY INFRASTRUCTURE STRATEGIC INCOME DIVERSIFIED GROWTH
          PORTFOLIO      PORTFOLIO       PORTFOLIO         PORTFOLIO
       --------------- -------------- ---------------- ------------------
          $318,258        $933,505       $1,248,297        $4,452,161
          --------        --------       ----------        ----------
          $318,258        $933,505       $1,248,297        $4,452,161
          ========        ========       ==========        ==========

          $318,258        $933,505       $1,248,297        $4,452,161
          --------        --------       ----------        ----------
          $318,258        $933,505       $1,248,297        $4,452,161
          ========        ========       ==========        ==========

            32,777          89,684          128,291           447,810
          ========        ========       ==========        ==========

            32,642          89,331          127,768           447,004
          $   9.75        $  10.45       $     9.77        $     9.96
          $323,971        $938,566       $1,261,673        $4,429,159

                            SUBACCOUNTS (CONTINUED)
       -----------------------------------------------------------------

           AST FQ       AST JENNISON    AST GOLDMAN
          ABSOLUTE         GLOBAL          SACHS         AST LEGG MASON
       RETURN CURRENCY INFRASTRUCTURE STRATEGIC INCOME DIVERSIFIED GROWTH
          PORTFOLIO      PORTFOLIO       PORTFOLIO         PORTFOLIO
       --------------- -------------- ---------------- ------------------
         04/28/2014*    04/28/2014*     04/28/2014*       04/28/2014*
             TO              TO              TO                TO
         12/31/2014      12/31/2014      12/31/2014        12/31/2014
       --------------- -------------- ---------------- ------------------
          $      -        $      -       $        -        $        -
          --------        --------       ----------        ----------

               266           1,029            1,929             2,674
          --------        --------       ----------        ----------

              (266)         (1,029)          (1,929)           (2,674)
          --------        --------       ----------        ----------

                 -               -                -                 -
              (665)           (110)          (2,033)                1
            (5,713)         (5,061)         (13,376)           23,002
          --------        --------       ----------        ----------

            (6,378)         (5,171)         (15,409)           23,003
          --------        --------       ----------        ----------

          $ (6,644)       $ (6,200)      $  (17,338)       $   20,329
          ========        ========       ==========        ==========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A22

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                    SUBACCOUNTS
                                ----------------------------------------------------------------------------------
                                  PRUDENTIAL MONEY MARKET   PRUDENTIAL DIVERSIFIED BOND      PRUDENTIAL EQUITY
                                         PORTFOLIO                   PORTFOLIO                   PORTFOLIO
                                --------------------------  --------------------------  --------------------------
                                 01/01/2014    01/01/2013    01/01/2014    01/01/2013    01/01/2014    01/01/2013
                                     TO            TO            TO            TO            TO            TO
                                 12/31/2014    12/31/2013    12/31/2014    12/31/2013    12/31/2014    12/31/2013
                                ------------  ------------  ------------  ------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)...................... $ (1,986,246) $ (2,376,958) $   (503,027) $  5,381,497  $ (2,995,510) $ (2,880,909)
  Capital gains distributions
   received....................            -             -             -     6,013,507             -             -
  Realized gain (loss) on
   shares redeemed.............            -             -       619,943       888,726     8,074,287     4,260,364
  Net change in unrealized
   gain (loss) on
   investments.................            -             -    10,405,429   (16,832,553)    7,249,111    53,383,902
                                ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................   (1,986,246)   (2,376,958)   10,522,345    (4,548,823)   12,327,888    54,763,357
                                ------------  ------------  ------------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................    1,295,340     1,793,401       620,868       790,150       873,041       932,130
  Annuity Payments.............   (1,108,469)   (1,741,326)     (994,024)   (2,192,738)     (780,789)     (830,733)
  Surrenders, withdrawals
   and death benefits..........  (33,251,340)  (36,447,614)  (21,850,842)  (23,753,121)  (20,335,501)  (21,703,775)
  Net transfers between
   other subaccounts or
   fixed rate option...........    8,116,439    12,374,173     1,439,892    (5,337,284)   (3,589,586)   (3,796,469)
  Other charges................     (165,938)     (214,921)      (52,477)      (73,966)     (174,649)     (191,592)
                                ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  (25,113,968)  (24,236,287)  (20,836,583)  (30,566,959)  (24,007,484)  (25,590,439)
                                ------------  ------------  ------------  ------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  (27,100,214)  (26,613,245)  (10,314,238)  (35,115,782)  (11,679,596)   29,172,918

NET ASSETS
  Beginning of period..........  150,930,061   177,543,306   194,198,610   229,314,392   214,130,494   184,957,576
  End of period................ $123,829,847  $150,930,061  $183,884,372  $194,198,610  $202,450,898  $214,130,494
                                ============  ============  ============  ============  ============  ============

  Beginning units..............  127,982,851   149,308,419    81,006,929    93,666,356    79,925,071    90,862,124
  Units issued.................   30,334,060    45,284,597     3,266,670     5,597,971     2,523,680     2,064,252
  Units redeemed...............  (52,828,422)  (66,610,165)  (11,637,527)  (18,257,398)  (11,341,887)  (13,001,305)
                                ------------  ------------  ------------  ------------  ------------  ------------
  Ending units.................  105,488,489   127,982,851    72,636,072    81,006,929    71,106,864    79,925,071
                                ============  ============  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A23

                                          SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------
PRUDENTIAL FLEXIBLE MANAGED   PRUDENTIAL CONSERVATIVE       PRUDENTIAL VALUE       PRUDENTIAL HIGH YIELD BOND
        PORTFOLIO               BALANCED PORTFOLIO              PORTFOLIO                   PORTFOLIO
--------------------------   ------------------------  --------------------------  --------------------------
 01/01/2014     01/01/2013    01/01/2014   01/01/2013   01/01/2014    01/01/2013    01/01/2014    01/01/2013
     TO             TO            TO           TO           TO            TO            TO            TO
 12/31/2014     12/31/2013    12/31/2014   12/31/2013   12/31/2014    12/31/2013    12/31/2014    12/31/2013
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------
$  (193,942)   $  (192,424)  $  (269,465) $  (275,704) $ (4,655,133) $ (4,585,437) $  8,776,394  $ 10,045,945

          -              -             -            -             -             -             -             -

    457,871        284,777       797,672      705,139    13,599,970     6,006,421       579,963       317,096

    994,092      2,251,002       836,709    2,261,008    16,031,501    79,525,938    (6,601,487)    1,111,064
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------

  1,258,021      2,343,355     1,364,916    2,690,443    24,976,338    80,946,922     2,754,870    11,474,105
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------

     18,576         91,754        97,769       84,148     1,381,263     1,674,116     1,212,033       729,034
          -       (177,995)     (220,124)    (216,442)   (1,200,528)   (1,055,903)   (1,095,780)     (698,237)

 (1,732,476)    (1,892,627)   (2,270,007)  (2,913,919)  (36,907,175)  (33,748,891)  (27,575,714)  (26,835,282)

     61,920        428,306       200,025      393,363    (7,738,048)   (7,917,441)    1,952,111     1,114,721
          -              -             -            -      (419,347)     (457,771)     (250,018)     (287,507)
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------

 (1,651,980)    (1,550,562)   (2,192,337)  (2,652,850)  (44,883,835)  (41,505,890)  (25,757,368)  (25,977,271)
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------

   (393,959)       792,793      (827,421)      37,593   (19,907,497)   39,441,032   (23,002,498)  (14,503,166)

 14,279,727     13,486,934    19,635,619   19,598,026   316,368,012   276,926,980   201,311,229   215,814,395
$13,885,768    $14,279,727   $18,808,198  $19,635,619  $296,460,515  $316,368,012  $178,308,731  $201,311,229
===========    ===========   ===========  ===========  ============  ============  ============  ============

  5,641,597      6,313,280     8,177,079    9,348,598   116,025,662   133,539,907    47,472,568    53,646,031
     98,404        343,765       217,725      410,318     2,678,644     3,308,104     2,404,194     3,032,114
   (730,904)    (1,015,448)   (1,093,088)  (1,581,837)  (18,954,997)  (20,822,349)   (7,700,606)   (9,205,577)
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------
  5,009,097      5,641,597     7,301,716    8,177,079    99,749,309   116,025,662    42,176,156    47,472,568
===========    ===========   ===========  ===========  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A24

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                 SUBACCOUNTS
                                ---------------------------------------------------------------------------------
                                PRUDENTIAL NATURAL RESOURCES   PRUDENTIAL STOCK INDEX        PRUDENTIAL GLOBAL
                                       PORTFOLIO                      PORTFOLIO                  PORTFOLIO
                                ---------------------------  --------------------------  ------------------------
                                 01/01/2014    01/01/2013     01/01/2014    01/01/2013    01/01/2014   01/01/2013
                                     TO            TO             TO            TO            TO           TO
                                 12/31/2014    12/31/2013     12/31/2014    12/31/2013    12/31/2014   12/31/2013
                                 -----------   ----------    ------------  ------------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)...................... $  (106,097)   $ (110,093)   $  4,847,637  $ (4,451,754) $  (951,579) $  (938,349)
  Capital gains distributions
   received....................           -             -      13,648,805             -            -            -
  Realized gain (loss) on
   shares redeemed.............     111,827        29,161      16,013,778    11,316,689    2,322,972    1,201,406
  Net change in unrealized
   gain (loss) on
   investments.................  (1,466,994)      738,728        (506,994)   71,205,071     (261,920)  14,066,398
                                 -----------    ----------   ------------  ------------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................  (1,461,264)      657,796      34,003,226    78,070,006    1,109,473   14,329,455
                                 -----------    ----------   ------------  ------------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................      11,242         9,037       1,281,124     1,452,457      280,489      384,803
  Annuity Payments.............     (92,117)         (121)     (1,695,875)   (1,127,568)    (292,569)    (137,794)
  Surrenders, withdrawals
   and death benefits..........    (455,813)     (703,833)    (35,358,252)  (33,388,568)  (6,672,215)  (6,403,990)
  Net transfers between
   other subaccounts or
   fixed rate option...........    (301,013)     (187,949)     (3,432,089)   (4,257,028)    (645,351)    (454,451)
  Other charges................           -             -        (370,762)     (416,022)     (78,305)     (83,842)
                                 -----------    ----------   ------------  ------------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................    (837,701)     (882,866)    (39,575,854)  (37,736,729)  (7,407,951)  (6,695,274)
                                 -----------    ----------   ------------  ------------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  (2,298,965)     (225,070)     (5,572,628)   40,333,277   (6,298,478)   7,634,181

NET ASSETS
  Beginning of period..........   7,849,508     8,074,578     316,543,431   276,210,154   67,255,997   59,621,816
  End of period................ $ 5,550,543    $7,849,508    $310,970,803  $316,543,431  $60,957,519  $67,255,997
                                 ===========    ==========   ============  ============  ===========  ===========

  Beginning units..............   1,009,186     1,128,485     130,864,169   148,556,457   30,874,301   34,277,423
  Units issued.................      28,322        36,020       5,341,753     5,997,803      915,774    1,420,601
  Units redeemed...............    (134,108)     (155,319)    (21,784,089)  (23,690,091)  (4,403,510)  (4,823,723)
                                 -----------    ----------   ------------  ------------  -----------  -----------
  Ending units.................     903,400     1,009,186     114,421,833   130,864,169   27,386,565   30,874,301
                                 ===========    ==========   ============  ============  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A25

                                         SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------
    PRUDENTIAL JENNISON       PRUDENTIAL SMALL CAPITALIZATION T. ROWE PRICE INTERNATIONAL T. ROWE PRICE EQUITY INCOME
         PORTFOLIO                 STOCK PORTFOLIO                 STOCK PORTFOLIO        PORTFOLIO - INVESTOR CLASS
--------------------------    ------------------------------  --------------------------  --------------------------
 01/01/2014      01/01/2013    01/01/2014      01/01/2013      01/01/2014    01/01/2013    01/01/2014    01/01/2013
     TO              TO            TO              TO              TO            TO            TO            TO
 12/31/2014      12/31/2013    12/31/2014      12/31/2013      12/31/2014    12/31/2013    12/31/2014    12/31/2013
------------    ------------   -----------     -----------    -----------   -----------   -----------   -----------
$ (4,433,617)   $ (4,155,356) $  (872,657)    $  (842,357)    $   (80,923)  $  (116,677)  $   259,714   $   107,551
           -               -            -               -         117,803             -             -             -
  21,510,578      12,469,452    3,532,193       2,231,806         395,716       324,802     3,349,892     1,965,147
   7,278,406      79,606,087     (423,764)     18,446,122        (972,680)    2,345,874       742,395    16,029,353
------------    ------------   -----------     -----------    -----------   -----------   -----------   -----------

  24,355,367      87,920,183    2,235,772      19,835,571        (540,084)    2,553,999     4,352,001    18,102,051
------------    ------------   -----------     -----------    -----------   -----------   -----------   -----------

   1,460,679       1,108,901      387,998         219,177          25,694        53,237       232,871       233,499
  (1,508,849)       (850,157)    (224,865)        (82,503)        (50,741)     (131,088)     (378,821)     (385,577)
 (33,082,608)    (28,486,834)  (6,057,582)     (6,212,793)     (1,856,301)   (1,942,515)   (7,741,273)   (5,922,199)
 (11,172,158)     (7,097,283)  (1,962,771)        199,926         313,066       315,178    (1,023,873)      303,991
    (286,331)       (300,537)     (14,424)        (15,878)         (5,442)       (7,190)      (19,473)      (23,190)
------------    ------------   -----------     -----------    -----------   -----------   -----------   -----------

 (44,589,267)    (35,625,910)  (7,871,644)     (5,892,071)     (1,573,724)   (1,712,378)   (8,930,569)   (5,793,476)
------------    ------------   -----------     -----------    -----------   -----------   -----------   -----------

 (20,233,900)     52,294,273   (5,635,872)     13,943,500      (2,113,808)      841,621    (4,578,568)   12,308,575

 317,172,024     264,877,751   67,442,401      53,498,901      22,371,031    21,529,410    79,490,475    67,181,900
$296,938,124    $317,172,024  $61,806,529     $67,442,401     $20,257,223   $22,371,031   $74,911,907   $79,490,475
============    ============   ===========     ===========    ===========   ===========   ===========   ===========

 120,569,230     136,588,442   15,356,388      16,924,329      13,481,283    14,598,599    25,950,012    28,066,857
   2,559,570       3,814,990      507,265       1,062,623         552,468     1,083,433       650,362     1,582,316
 (19,466,256)    (19,834,202)  (2,314,082)     (2,630,564)     (1,509,359)   (2,200,749)   (3,498,151)   (3,699,161)
------------    ------------   -----------     -----------    -----------   -----------   -----------   -----------
 103,662,544     120,569,230   13,549,571      15,356,388      12,524,392    13,481,283    23,102,223    25,950,012
============    ============   ===========     ===========    ===========   ===========   ===========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A26

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                   SUBACCOUNTS
                                --------------------------------------------------------------------------------
                                                                JANUS ASPEN JANUS        JANUS ASPEN OVERSEAS
                                 INVESCO V.I. CORE EQUITY   PORTFOLIO - INSTITUTIONAL  PORTFOLIO - INSTITUTIONAL
                                      FUND - SERIES I                SHARES                     SHARES
                                --------------------------  ------------------------  --------------------------
                                 01/01/2014    01/01/2013    01/01/2014   01/01/2013   01/01/2014    01/01/2013
                                     TO            TO            TO           TO           TO            TO
                                 12/31/2014    12/31/2013    12/31/2014   12/31/2013   12/31/2014    12/31/2013
                                ------------  ------------  -----------  -----------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)...................... $   (528,116) $    (14,643) $  (635,534) $  (360,673) $  3,950,124  $  1,618,081
  Capital gains distributions
   received....................      441,712             -    4,420,526            -     6,250,826             -
  Realized gain (loss) on
   shares redeemed.............    5,421,923     3,530,675    1,951,916    1,050,226     1,761,172     2,422,841
  Net change in unrealized
   gain (loss) on
   investments.................      797,770    18,753,602      950,592   14,195,837   (23,494,194)    7,412,332
                                ------------  ------------  -----------  -----------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................    6,133,289    22,269,634    6,687,500   14,885,390   (11,532,072)   11,453,254
                                ------------  ------------  -----------  -----------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................      290,910       135,341      233,675      227,389       199,389       530,726
  Annuity Payments.............     (814,816)     (417,804)    (449,498)    (184,438)     (236,665)     (414,520)
  Surrenders, withdrawals
   and death benefits..........  (10,273,193)   (8,651,618)  (5,590,169)  (5,469,357)   (7,949,418)   (8,188,754)
  Net transfers between
   other subaccounts or
   fixed rate option...........   (1,743,351)   (1,298,321)  (1,467,282)  (1,542,262)     (950,811)   (3,104,228)
  Other charges................      (32,228)      (37,396)     (23,476)     (27,367)      (26,728)      (34,179)
                                ------------  ------------  -----------  -----------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  (12,572,678)  (10,269,798)  (7,296,750)  (6,996,035)   (8,964,233)  (11,210,955)
                                ------------  ------------  -----------  -----------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................   (6,439,389)   11,999,836     (609,250)   7,889,355   (20,496,305)      242,299

NET ASSETS
  Beginning of period..........   97,179,814    85,179,978   63,509,198   55,619,843    96,032,116    95,789,817
  End of period................ $ 90,740,425  $ 97,179,814  $62,899,948  $63,509,198  $ 75,535,811  $ 96,032,116
                                ============  ============  ===========  ===========  ============  ============

  Beginning units..............   38,676,716    43,197,523   28,310,079   31,862,550    25,330,800    28,534,247
  Units issued.................      437,739       821,168      416,917      494,754       640,086       847,811
  Units redeemed...............   (5,257,633)   (5,341,975)  (3,573,323)  (4,047,225)   (3,043,101)   (4,051,258)
                                ------------  ------------  -----------  -----------  ------------  ------------
  Ending units.................   33,856,822    38,676,716   25,153,673   28,310,079    22,927,785    25,330,800
                                ============  ============  ===========  ===========  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A27

                                        SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------
                                                                                   FRANKLIN SMALL-MID CAP
MFS(R) RESEARCH SERIES -       MFS(R) GROWTH SERIES -                                    GROWTH VIP
      INITIAL CLASS                 INITIAL CLASS        VP VALUE FUND - CLASS I       FUND - CLASS 2
------------------------      ------------------------  ------------------------  ------------------------
 01/01/2014     01/01/2013     01/01/2014   01/01/2013   01/01/2014   01/01/2013   01/01/2014   01/01/2013
     TO             TO             TO           TO           TO           TO           TO           TO
 12/31/2014     12/31/2013     12/31/2014   12/31/2013   12/31/2014   12/31/2013   12/31/2014   12/31/2013
-----------    -----------    -----------  -----------  -----------  -----------  -----------  -----------
$  (120,652)   $  (213,047)   $  (798,517) $  (668,327) $    43,344  $    70,043  $  (404,102) $  (384,966)
  1,532,829         49,421      4,079,711      426,007            -            -    5,628,732    1,773,937
  1,313,531        762,844      3,416,274    2,131,378    1,098,091      565,316      524,295      440,543
 (1,026,053)     4,680,625     (2,334,140)  15,474,041    2,146,098    6,520,687   (4,124,430)   6,680,735
-----------    -----------    -----------  -----------  -----------  -----------  -----------  -----------

  1,699,655      5,279,843      4,363,328   17,363,099    3,287,533    7,156,046    1,624,495    8,510,249
-----------    -----------    -----------  -----------  -----------  -----------  -----------  -----------

     70,301         98,274        331,100      269,211      327,600       72,918      129,750       50,200
    (62,421)       (86,734)      (261,109)    (216,130)    (103,331)     (59,358)    (136,467)    (131,235)
 (2,318,967)    (1,461,249)    (6,382,799)  (4,881,050)  (3,569,589)  (2,419,308)  (2,889,150)  (2,681,040)
   (794,705)       236,546       (973,162)    (241,212)      39,499    1,575,688     (585,051)    (499,298)
     (6,063)        (7,004)       (21,442)     (24,611)      (7,174)      (7,921)      (9,036)     (10,870)
-----------    -----------    -----------  -----------  -----------  -----------  -----------  -----------

 (3,111,855)    (1,220,167)    (7,307,412)  (5,093,792)  (3,312,995)    (837,981)  (3,489,954)  (3,272,243)
-----------    -----------    -----------  -----------  -----------  -----------  -----------  -----------

 (1,412,200)     4,059,676     (2,944,084)  12,269,307      (25,462)   6,318,065   (1,865,459)   5,238,006

 21,699,752     17,640,076     64,474,846   52,205,539   30,803,351   24,485,286   30,316,921   25,078,915
$20,287,552    $21,699,752    $61,530,762  $64,474,846  $30,777,889  $30,803,351  $28,451,462  $30,316,921
===========    ===========    ===========  ===========  ===========  ===========  ===========  ===========

  8,883,436      9,422,324     25,117,592   27,447,081   10,636,411   10,985,367   11,730,730   13,253,331
    107,997        803,697        745,141    1,178,387      517,042    1,371,823      351,028      651,842
 (1,350,861)    (1,342,585)    (3,551,646)  (3,507,876)  (1,615,850)  (1,720,779)  (1,695,640)  (2,174,443)
-----------    -----------    -----------  -----------  -----------  -----------  -----------  -----------
  7,640,572      8,883,436     22,311,087   25,117,592    9,537,603   10,636,411   10,386,118   11,730,730
===========    ===========    ===========  ===========  ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A28

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                 SUBACCOUNTS
                                ----------------------------------------------------------------------------
                                                                                        ALLIANCEBERNSTEIN
                                PRUDENTIAL JENNISON 20/20                             VPS LARGE CAP GROWTH
                                     FOCUS PORTFOLIO        DAVIS VALUE PORTFOLIO      PORTFOLIO - CLASS B
                                ------------------------  ------------------------  ------------------------
                                 01/01/2014   01/01/2013   01/01/2014   01/01/2013   01/01/2014   01/01/2013
                                     TO           TO           TO           TO           TO           TO
                                 12/31/2014   12/31/2013   12/31/2014   12/31/2013   12/31/2014   12/31/2013
                                -----------  -----------  -----------  -----------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)...................... $  (724,683) $  (699,245) $  (144,080) $  (162,887) $  (102,438) $   (84,944)
  Capital gains distributions
   received....................           -            -    5,808,652    2,070,853            -            -
  Realized gain (loss) on
   shares redeemed.............   2,833,497    2,458,494      785,383      736,206      567,705      328,966
  Net change in unrealized
   gain (loss) on
   investments.................     766,629   10,614,467   (5,134,353)   5,303,737      371,025    1,603,892
                                -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................   2,875,443   12,373,716    1,315,602    7,947,909      836,292    1,847,914
                                -----------  -----------  -----------  -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................     174,174      403,621      108,832      106,459        3,345       42,144
  Annuity Payments.............    (151,336)    (246,693)     (61,646)    (151,310)     (22,660)     (18,489)
  Surrenders, withdrawals
   and death benefits..........  (4,485,856)  (5,063,369)  (2,279,306)  (2,561,381)    (873,810)    (772,625)
  Net transfers between
   other subaccounts or
   fixed rate option...........  (1,190,988)  (1,721,611)  (1,040,985)  (1,450,881)     544,547      833,807
  Other charges................     (13,976)     (16,408)      (7,185)      (8,218)      (1,540)      (1,550)
                                -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  (5,667,982)  (6,644,460)  (3,280,290)  (4,065,331)    (350,118)      83,287
                                -----------  -----------  -----------  -----------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  (2,792,539)   5,729,256   (1,964,688)   3,882,578      486,174    1,931,201

NET ASSETS
  Beginning of period..........  52,712,164   46,982,908   30,760,095   26,877,517    7,205,255    5,274,054
  End of period................ $49,919,625  $52,712,164  $28,795,407  $30,760,095  $ 7,691,429  $ 7,205,255
                                ===========  ===========  ===========  ===========  ===========  ===========

  Beginning units..............  22,694,156   25,911,417   20,231,593   23,262,060    7,839,359    7,752,620
  Units issued.................     590,164    1,191,999      234,340      383,690    1,400,187    1,811,129
  Units redeemed...............  (2,951,762)  (4,409,260)  (2,358,116)  (3,414,157)  (1,782,263)  (1,724,390)
                                -----------  -----------  -----------  -----------  -----------  -----------
  Ending units.................  20,332,558   22,694,156   18,107,817   20,231,593    7,457,283    7,839,359
                                ===========  ===========  ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A29

                                          SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------
                                                                 PRUDENTIAL SP
PRUDENTIAL SP SMALL CAP VALUE      JANUS ASPEN JANUS       PRUDENTIAL U.S. EMERGING   PRUDENTIAL SP INTERNATIONAL
         PORTFOLIO             PORTFOLIO - SERVICE SHARES      GROWTH PORTFOLIO           GROWTH PORTFOLIO
----------------------------   ------------------------   --------------------------  --------------------------
 01/01/2014      01/01/2013     01/01/2014    01/01/2013   01/01/2014    01/01/2013    01/01/2014    01/01/2013
     TO              TO             TO            TO           TO            TO            TO            TO
 12/31/2014      12/31/2013     12/31/2014    12/31/2013   12/31/2014    12/31/2013    12/31/2014    12/31/2013
------------    ------------   -----------   -----------  ------------  ------------  -----------   -----------
$ (1,713,332)   $ (1,746,279)  $  (163,402)  $  (114,786) $ (2,072,654) $ (2,108,151) $  (632,150)  $  (685,902)
           -               -       843,862             -             -             -            -             -
   7,122,056       5,557,886       826,081       670,788     8,245,384     5,814,409      (58,325)     (692,729)
  (2,069,035)     29,068,408      (336,604)    2,282,114     3,374,815    27,105,354   (2,277,469)    8,050,153
------------    ------------   -----------   -----------  ------------  ------------  -----------   -----------

   3,339,689      32,880,015     1,169,937     2,838,116     9,547,545    30,811,612   (2,967,944)    6,671,522
------------    ------------   -----------   -----------  ------------  ------------  -----------   -----------

     392,663         643,597        47,498        52,720       452,105       796,751      189,509       273,773
    (200,382)       (195,503)      (21,856)            -      (446,295)     (330,383)     (74,180)      (25,976)
 (13,899,137)    (13,454,148)   (1,276,042)   (1,634,448)  (17,022,415)  (15,203,068)  (5,238,460)   (5,874,094)
  (1,506,942)     (3,789,269)     (530,487)      (25,913)   (2,260,056)   (2,883,687)     101,338      (175,850)
    (263,487)       (286,549)      (31,831)      (33,858)     (317,756)     (354,566)     (92,298)     (109,996)
------------    ------------   -----------   -----------  ------------  ------------  -----------   -----------

 (15,477,285)    (17,081,872)   (1,812,718)   (1,641,499)  (19,594,417)  (17,974,953)  (5,114,091)   (5,912,143)
------------    ------------   -----------   -----------  ------------  ------------  -----------   -----------
 (12,137,596)     15,798,143      (642,781)    1,196,617   (10,046,872)   12,836,659   (8,082,035)      759,379

 116,216,364     100,418,221    12,064,745    10,868,128   137,597,753   124,761,094   43,540,982    42,781,603
$104,078,768    $116,216,364   $11,421,964   $12,064,745  $127,550,881  $137,597,753  $35,458,947   $43,540,982
============    ============   ===========   ===========  ============  ============  ===========   ===========

  45,198,887      52,822,318     8,224,606     9,525,693    51,863,775    59,367,402   26,351,907    30,107,489
   1,597,654       1,699,969       275,845       262,326     1,504,898     1,988,776    1,249,483     1,559,455
  (7,560,066)     (9,323,400)   (1,491,897)   (1,563,413)   (8,847,316)   (9,492,403)  (4,330,625)   (5,315,037)
------------    ------------   -----------   -----------  ------------  ------------  -----------   -----------
  39,236,475      45,198,887     7,008,554     8,224,606    44,521,357    51,863,775   23,270,765    26,351,907
============    ============   ===========   ===========  ============  ============  ===========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A30

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                     SUBACCOUNTS
                                --------------------------------------------------------------------------------------
                                PRUDENTIAL SP INTERNATIONAL      AST GOLDMAN SACHS      AST SCHRODERS MULTI-ASSET WORLD
                                     VALUE PORTFOLIO         LARGE-CAP VALUE PORTFOLIO       STRATEGIES PORTFOLIO
                                --------------------------  --------------------------  ------------------------------
                                 01/01/2014    01/01/2013    01/01/2014    01/01/2013     01/01/2014      01/01/2013
                                     TO            TO            TO            TO             TO              TO
                                 12/31/2014    12/31/2013    12/31/2014    12/31/2013     12/31/2014      12/31/2013
                                -----------   -----------   ------------  ------------  --------------  --------------
OPERATIONS
  Net investment income
   (loss)...................... $  (620,515)  $  (658,034)  $ (3,669,871) $ (2,879,282) $  (43,789,724) $  (41,652,143)
  Capital gains distributions
   received....................           -             -              -             -               -               -
  Realized gain (loss) on
   shares redeemed.............    (124,328)     (785,748)    11,512,566     7,376,679      52,915,866      34,206,705
  Net change in unrealized
   gain (loss) on
   investments.................  (2,092,441)    8,113,623     17,147,726    44,836,791      23,674,132     292,586,283
                                -----------   -----------   ------------  ------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................  (2,837,284)    6,669,841     24,990,421    49,334,188      32,800,274     285,140,845
                                -----------   -----------   ------------  ------------  --------------  --------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................     250,926       191,671      7,887,852     4,589,401      98,493,547     180,943,129
  Annuity Payments.............    (112,262)      (27,728)       (17,428)      (41,008)        (82,711)        (71,653)
  Surrenders, withdrawals
   and death benefits..........  (5,304,646)   (4,637,901)   (10,219,473)   (4,573,969)    (80,271,708)    (53,648,527)
  Net transfers between
   other subaccounts or
   fixed rate option...........     314,474      (541,063)    17,094,664    27,736,209    (122,057,992)     16,208,206
  Other charges................    (106,467)     (119,826)    (2,073,981)   (1,707,011)    (25,429,923)    (23,805,876)
                                -----------   -----------   ------------  ------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  (4,957,975)   (5,134,847)    12,671,634    26,003,622    (129,348,787)    119,625,279
                                -----------   -----------   ------------  ------------  --------------  --------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  (7,795,259)    1,534,994     37,662,055    75,337,810     (96,548,513)    404,766,124

NET ASSETS
  Beginning of period..........  41,162,674    39,627,680    221,800,922   146,463,112   2,636,511,509   2,231,745,385
  End of period................ $33,367,415   $41,162,674   $259,462,977  $221,800,922  $2,539,962,996  $2,636,511,509
                                ===========   ===========   ============  ============  ==============  ==============

  Beginning units..............  22,680,253    25,837,223     15,310,832    13,354,606     209,605,294     199,001,809
  Units issued.................     983,234       853,216      4,654,355     6,371,939      22,610,778      65,104,797
  Units redeemed...............  (3,793,703)   (4,010,186)    (3,952,395)   (4,415,713)    (32,327,417)    (54,501,312)
                                -----------   -----------   ------------  ------------  --------------  --------------
  Ending units.................  19,869,784    22,680,253     16,012,792    15,310,832     199,888,655     209,605,294
                                ===========   ===========   ============  ============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A31

                                              SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------
 AST COHEN & STEERS REALTY       AST J.P. MORGAN STRATEGIC    AST HERNDON LARGE-CAP VALUE
         PORTFOLIO                OPPORTUNITIES PORTFOLIO              PORTFOLIO           AST HIGH YIELD PORTFOLIO
--------------------------    ------------------------------  --------------------------  --------------------------
 01/01/2014      01/01/2013     01/01/2014      01/01/2013     01/01/2014    01/01/2013    01/01/2014    01/01/2013
     TO              TO             TO              TO             TO            TO            TO            TO
 12/31/2014      12/31/2013     12/31/2014      12/31/2013     12/31/2014    12/31/2013    12/31/2014    12/31/2013
------------    ------------  --------------  --------------  ------------  ------------  ------------  ------------
$ (3,577,459)   $ (3,272,162) $  (27,654,003) $  (25,875,892) $ (2,515,465) $ (2,332,094) $ (3,498,439) $ (3,514,494)
           -               -               -               -             -             -             -             -
   8,505,775       5,322,439      27,446,651      18,307,779     7,834,048     5,859,440     5,746,086     5,057,901
  47,576,427      (1,404,001)     60,334,920     141,188,880    (5,445,848)   35,292,752      (395,128)    9,395,508
------------    ------------  --------------  --------------  ------------  ------------  ------------  ------------

  52,504,743         646,276      60,127,568     133,620,767      (127,265)   38,820,098     1,852,519    10,938,915
------------    ------------  --------------  --------------  ------------  ------------  ------------  ------------

   5,802,890       6,120,437      90,865,019     202,205,626     2,862,798     5,565,495    11,407,325     8,600,585
     (32,437)         (5,120)       (366,041)       (138,843)      (24,987)       (7,579)     (158,768)     (131,503)
  (9,226,924)     (6,254,243)    (57,951,304)    (42,488,868)   (6,426,410)   (3,476,737)  (12,152,028)   (7,356,136)
   6,390,835      14,282,922     (41,260,724)     (4,745,981)   (5,133,453)    1,930,072   (12,262,656)   (5,718,648)
  (1,836,131)     (1,647,695)    (15,290,670)    (13,794,032)   (1,269,160)   (1,212,025)   (1,591,000)   (1,657,509)
------------    ------------  --------------  --------------  ------------  ------------  ------------  ------------

   1,098,233      12,496,301     (24,003,720)    141,037,902    (9,991,212)    2,799,226   (14,757,127)   (6,263,211)
------------    ------------  --------------  --------------  ------------  ------------  ------------  ------------

  53,602,976      13,142,577      36,123,848     274,658,669   (10,118,477)   41,619,324   (12,904,608)    4,675,704

 186,234,548     173,091,971   1,639,216,534   1,364,557,865   156,740,923   115,121,599   216,591,340   211,915,636
$239,837,524    $186,234,548  $1,675,340,382  $1,639,216,534  $146,622,446  $156,740,923  $203,686,732  $216,591,340
============    ============  ==============  ==============  ============  ============  ============  ============

  13,244,438      12,446,035     131,616,515     118,656,687    10,554,251    10,222,825    16,564,062    17,068,933
   5,198,705       7,309,970      15,212,072      35,160,290     1,873,250     4,124,093     6,100,786     8,628,440
  (5,131,251)     (6,511,567)    (16,324,516)    (22,200,462)   (2,564,067)   (3,792,667)   (7,137,368)   (9,133,311)
------------    ------------  --------------  --------------  ------------  ------------  ------------  ------------
  13,311,892      13,244,438     130,504,071     131,616,515     9,863,434    10,554,251    15,527,480    16,564,062
============    ============  ==============  ==============  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A32

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                    SUBACCOUNTS
                                ----------------------------------------------------------------------------------
                                   AST SMALL-CAP GROWTH          AST MID-CAP VALUE          AST SMALL-CAP VALUE
                                  OPPORTUNITIES PORTFOLIO            PORTFOLIO                   PORTFOLIO
                                --------------------------  --------------------------  --------------------------
                                 01/01/2014    01/01/2013    01/01/2014    01/01/2013    01/01/2014    01/01/2013
                                     TO            TO            TO            TO            TO            TO
                                 12/31/2014    12/31/2013    12/31/2014    12/31/2013    12/31/2014    12/31/2013
                                ------------  ------------  ------------  ------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)...................... $ (2,744,632) $ (2,278,495) $ (1,798,086) $ (1,606,358) $ (1,878,352) $ (1,654,239)
  Capital gains distributions
   received....................            -             -             -             -             -             -
  Realized gain (loss) on
   shares redeemed.............   10,739,907     6,712,556     6,905,924     5,136,019     8,265,098     5,667,353
  Net change in unrealized
   gain (loss) on
   investments.................   (3,381,016)   40,557,338     7,643,071    20,238,075    (3,126,077)   24,022,796
                                ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................    4,614,259    44,991,399    12,750,909    23,767,736     3,260,669    28,035,910
                                ------------  ------------  ------------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................    3,494,896     4,892,146     3,537,757     3,457,931     3,128,285     4,036,826
  Annuity Payments.............      (91,524)       (2,506)      (18,364)            -       (78,219)      (16,124)
  Surrenders, withdrawals
   and death benefits..........   (6,587,649)   (3,813,990)   (4,393,183)   (2,499,535)   (5,097,887)   (3,517,235)
  Net transfers between
   other subaccounts or
   fixed rate option...........    3,542,011     4,436,311    (1,959,015)    7,102,821    (9,355,501)   14,965,909
  Other charges................   (1,477,499)   (1,265,609)     (913,794)     (842,411)     (872,962)     (795,593)
                                ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................   (1,119,765)    4,246,352    (3,746,599)    7,218,806   (12,276,284)   14,673,783
                                ------------  ------------  ------------  ------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................    3,494,494    49,237,751     9,004,310    30,986,542    (9,015,615)   42,709,693

NET ASSETS
  Beginning of period..........  165,527,400   116,289,649   104,910,530    73,923,988   116,350,334    73,640,641
  End of period................ $169,021,894  $165,527,400  $113,914,840  $104,910,530  $107,334,719  $116,350,334
                                ============  ============  ============  ============  ============  ============

  Beginning units..............   10,131,377     9,818,251     6,398,667     5,850,124     7,037,534     6,003,052
  Units issued.................    4,179,553     5,142,536     1,792,764     3,405,259     1,877,312     4,087,391
  Units redeemed...............   (4,279,123)   (4,829,410)   (2,021,700)   (2,856,716)   (2,620,935)   (3,052,909)
                                ------------  ------------  ------------  ------------  ------------  ------------
  Ending units.................   10,031,807    10,131,377     6,169,731     6,398,667     6,293,911     7,037,534
                                ============  ============  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A33

                                            SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------
     AST GOLDMAN SACHS         AST GOLDMAN SACHS MID-CAP      AST LARGE-CAP VALUE     AST LORD ABBETT CORE FIXED
CONCENTRATED GROWTH PORTFOLIO      GROWTH PORTFOLIO                PORTFOLIO               INCOME PORTFOLIO
---------------------------   --------------------------  --------------------------  --------------------------
  01/01/2014     01/01/2013    01/01/2014    01/01/2013    01/01/2014    01/01/2013    01/01/2014    01/01/2013
      TO             TO            TO            TO            TO            TO            TO            TO
 02/07/2014**    12/31/2013    12/31/2014    12/31/2013    12/31/2014    12/31/2013    12/31/2014    12/31/2013
-------------   ------------  ------------  ------------  ------------  ------------  ------------  ------------

$    (273,980)  $ (2,363,887) $ (4,489,213) $ (3,809,777) $ (4,887,200) $ (3,661,534) $ (7,727,817) $ (7,286,099)

            -              -             -             -             -             -             -             -

   38,732,776      6,599,021    13,426,753     6,322,862    16,653,317     9,369,298     2,437,958     1,123,229
  (41,075,181)    29,022,123    15,054,195    54,767,800    33,285,748    90,428,486    32,200,094   (11,911,336)
-------------   ------------  ------------  ------------  ------------  ------------  ------------  ------------

   (2,616,385)    33,257,257    23,991,735    57,280,885    45,051,865    96,136,250    26,910,235   (18,074,206)
-------------   ------------  ------------  ------------  ------------  ------------  ------------  ------------

      257,502      4,366,874     6,991,454     7,123,224     9,628,669    16,540,997    12,207,888    23,332,883
      (11,098)       (29,097)      (27,616)            -       (67,716)     (155,410)      (40,378)     (172,797)
   (1,577,629)    (4,008,662)  (11,383,619)   (5,922,143)  (17,583,461)   (8,897,351)  (21,901,382)  (13,891,000)
 (154,209,731)    11,080,409    (7,675,090)   23,004,182    11,162,392    28,407,974    49,705,307    34,773,058
     (136,573)    (1,184,604)   (2,276,657)   (1,984,922)   (4,028,164)   (3,421,722)   (6,091,626)   (5,578,879)
-------------   ------------  ------------  ------------  ------------  ------------  ------------  ------------

 (155,677,529)    10,224,920   (14,371,528)   22,220,341      (888,280)   32,474,488    33,879,809    38,463,265
-------------   ------------  ------------  ------------  ------------  ------------  ------------  ------------

 (158,293,914)    43,482,177     9,620,207    79,501,226    44,163,585   128,610,738    60,790,044    20,389,059

  158,293,914    114,811,737   261,949,491   182,448,265   365,288,606   236,677,868   533,925,206   513,536,147
$           -   $158,293,914  $271,569,698  $261,949,491  $409,452,191  $365,288,606  $594,715,250  $533,925,206
=============   ============  ============  ============  ============  ============  ============  ============

   10,275,322      9,485,632    15,464,440    13,956,345    25,383,341    22,984,462    46,780,133    43,059,995
      254,910      4,832,513     3,926,333     6,962,102     5,572,315     8,993,897    12,060,916    17,579,118
  (10,530,232)    (4,042,823)   (4,698,667)   (5,454,007)   (5,700,391)   (6,595,018)   (9,289,633)  (13,858,980)
-------------   ------------  ------------  ------------  ------------  ------------  ------------  ------------
            -     10,275,322    14,692,106    15,464,440    25,255,265    25,383,341    49,551,416    46,780,133
=============   ============  ============  ============  ============  ============  ============  ============

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A34

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                    SUBACCOUNTS
                                ----------------------------------------------------------------------------------
                                AST LOOMIS SAYLES LARGE-CAP       AST MFS GROWTH           AST NEUBERGER BERMAN
                                     GROWTH PORTFOLIO                PORTFOLIO           MID-CAP GROWTH PORTFOLIO
                                --------------------------  --------------------------  --------------------------
                                 01/01/2014    01/01/2013    01/01/2014    01/01/2013    01/01/2014      01/01/2013
                                     TO            TO            TO            TO            TO              TO
                                 12/31/2014    12/31/2013    12/31/2014    12/31/2013    12/31/2014      12/31/2013
                                ------------  ------------  ------------  ------------  ------------    ------------
OPERATIONS
  Net investment income
   (loss)...................... $ (6,194,961) $ (3,586,711) $ (1,757,070) $ (1,428,777) $ (4,326,555)   $ (3,561,884)
  Capital gains distributions
   received....................            -             -             -             -             -               -
  Realized gain (loss) on
   shares redeemed.............   16,122,217     9,832,848     6,694,014     4,446,624    13,083,844       7,815,474
  Net change in unrealized
   gain (loss) on
   investments.................   27,283,225    61,003,852     2,940,022    25,018,462     7,423,717      56,991,025
                                ------------  ------------  ------------  ------------  ------------    ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................   37,210,481    67,249,989     7,876,966    28,036,309    16,181,006      61,244,615
                                ------------  ------------  ------------  ------------  ------------    ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................    5,312,489     5,003,450     5,227,922     4,682,978     7,189,759       9,120,079
  Annuity Payments.............     (559,673)      (52,544)      (17,250)      (25,317)      (90,900)        (40,925)
  Surrenders, withdrawals
   and death benefits..........  (16,813,650)   (8,316,195)   (4,487,311)   (2,164,846)  (10,024,884)     (5,103,021)
  Net transfers between
   other subaccounts or
   fixed rate option...........  127,973,609    (2,595,089)    1,100,086    10,019,993       246,134      18,276,470
  Other charges................   (3,287,287)   (2,040,670)   (1,045,625)     (906,475)   (2,518,931)     (2,296,920)
                                ------------  ------------  ------------  ------------  ------------    ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  112,625,488    (8,001,048)      777,822    11,606,333    (5,198,822)     19,955,683
                                ------------  ------------  ------------  ------------  ------------    ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  149,835,969    59,248,941     8,654,788    39,642,642    10,982,184      81,200,298

NET ASSETS
  Beginning of period..........  255,014,042   195,765,101   113,750,049    74,107,407   273,973,887     192,773,589
  End of period................ $404,850,011  $255,014,042  $122,404,837  $113,750,049  $284,956,071    $273,973,887
                                ============  ============  ============  ============  ============    ============

  Beginning units..............   16,363,267    16,938,867     7,176,134     6,309,389    16,795,002      15,458,233
  Units issued.................   13,534,480     5,256,093     2,249,015     3,416,383     5,230,251       6,769,517
  Units redeemed...............   (6,114,508)   (5,831,693)   (2,181,742)   (2,549,638)   (5,527,852)     (5,432,748)
                                ------------  ------------  ------------  ------------  ------------    ------------
  Ending units.................   23,783,239    16,363,267     7,243,407     7,176,134    16,497,401      16,795,002
                                ============  ============  ============  ============  ============    ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A35

                                            SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------
 AST NEUBERGER BERMAN/LSV     AST PIMCO LIMITED MATURITY   AST T. ROWE PRICE EQUITY     AST QMA US EQUITY ALPHA
  MID-CAP VALUE PORTFOLIO           BOND PORTFOLIO             INCOME PORTFOLIO                PORTFOLIO
--------------------------    --------------------------  --------------------------  --------------------------
 01/01/2014      01/01/2013    01/01/2014    01/01/2013    01/01/2014    01/01/2013    01/01/2014    01/01/2013
     TO              TO            TO            TO            TO            TO            TO            TO
 12/31/2014      12/31/2013    12/31/2014    12/31/2013    12/31/2014    12/31/2013    12/31/2014    12/31/2013
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------
$ (4,705,622)   $ (3,344,071) $ (3,005,116) $ (3,289,358) $ (4,307,216) $ (3,590,819) $ (2,036,485) $ (1,490,144)
           -               -             -             -             -             -             -             -
  15,642,469       8,607,072      (787,920)     (897,198)   10,238,310     7,388,337     5,958,156     3,897,350
  20,987,783      57,827,143       706,223    (3,686,135)   12,334,345    59,177,431    13,015,970    20,138,150
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------

  31,924,630      63,090,144    (3,086,813)   (7,872,691)   18,265,439    62,974,949    16,937,641    22,545,356
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------

   7,329,204       6,558,096     4,764,280     7,160,809     8,741,098    14,701,703     3,463,463     2,890,074
     (98,356)        (92,672)      (55,898)      (94,602)       (6,063)      (78,730)       (4,442)            -
 (13,421,108)     (6,389,574)  (13,959,453)  (10,559,547)   (9,370,738)   (5,286,974)   (5,084,069)   (2,152,050)
   9,582,255      55,965,577   (10,054,980)  (20,279,948)    1,716,913    30,523,319    51,333,513    12,895,246
  (2,325,133)     (1,720,946)   (1,217,695)   (1,390,393)   (3,240,621)   (2,887,419)   (1,040,835)     (768,727)
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------

   1,066,862      54,320,481   (20,523,746)  (25,163,681)   (2,159,411)   36,971,899    48,667,630    12,864,543
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------

  32,991,492     117,410,625   (23,610,559)  (33,036,372)   16,106,028    99,946,848    65,605,271    35,409,899

 259,477,265     142,066,640   185,800,284   218,836,656   306,640,049   206,693,201   103,101,788    67,691,889
$292,468,757    $259,477,265  $162,189,725  $185,800,284  $322,746,077  $306,640,049  $168,707,059  $103,101,788
============    ============  ============  ============  ============  ============  ============  ============

  15,233,966      11,617,746    17,793,464    20,118,049    21,980,538    19,042,134     6,346,657     5,426,681
   4,987,634       9,074,009     5,257,481     7,801,775     3,951,174     8,329,657     4,843,454     3,193,896
  (4,872,123)     (5,457,789)   (7,184,978)  (10,126,360)   (4,114,882)   (5,391,253)   (2,210,412)   (2,273,920)
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------
  15,349,477      15,233,966    15,865,967    17,793,464    21,816,830    21,980,538     8,979,699     6,346,657
============    ============  ============  ============  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A36

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                      SUBACCOUNTS
                                --------------------------------------------------------------------------------------
                                 AST T. ROWE PRICE NATURAL      AST T. ROWE PRICE ASSET        AST MFS GLOBAL EQUITY
                                    RESOURCES PORTFOLIO          ALLOCATION PORTFOLIO                PORTFOLIO
                                --------------------------  ------------------------------  --------------------------
                                 01/01/2014    01/01/2013     01/01/2014      01/01/2013     01/01/2014    01/01/2013
                                     TO            TO             TO              TO             TO            TO
                                 12/31/2014    12/31/2013     12/31/2014      12/31/2013     12/31/2014    12/31/2013
                                ------------  ------------  --------------  --------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)...................... $ (5,664,136) $ (5,536,439) $ (123,062,097) $ (103,215,691) $ (5,389,705) $ (4,037,356)
  Capital gains distributions
   received....................            -             -               -               -             -             -
  Realized gain (loss) on
   shares redeemed.............    8,496,082     1,916,800      90,971,266      47,950,511    11,517,102     7,382,484
  Net change in unrealized
   gain (loss) on
   investments.................  (34,565,699)   42,300,106     345,108,884     935,275,273       240,863    54,371,515
                                ------------  ------------  --------------  --------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................  (31,733,753)   38,680,467     313,018,053     880,010,093     6,368,260    57,716,643
                                ------------  ------------  --------------  --------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................    6,833,466     8,279,808     620,931,831   1,135,822,901    10,770,557    17,008,912
  Annuity Payments.............     (118,083)      (29,820)       (585,961)       (104,149)      (85,985)       (7,488)
  Surrenders, withdrawals
   and death benefits..........  (14,964,816)  (10,997,046)   (209,605,207)   (165,467,184)  (11,915,606)   (4,676,573)
  Net transfers between
   other subaccounts or
   fixed rate option...........    4,624,132   (13,404,234)     32,900,801     374,677,686    33,888,805    64,160,036
  Other charges................   (2,795,220)   (2,775,319)    (75,370,046)    (61,082,677)   (2,995,250)   (2,474,388)
                                ------------  ------------  --------------  --------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................   (6,420,521)  (18,926,611)    368,271,418   1,283,846,577    29,662,521    74,010,499
                                ------------  ------------  --------------  --------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  (38,154,274)   19,753,856     681,289,471   2,163,856,670    36,030,781   131,727,142

NET ASSETS
  Beginning of period..........  333,568,421   313,814,565   7,295,773,746   5,131,917,076   320,306,026   188,578,884
  End of period................ $295,414,147  $333,568,421  $7,977,063,217  $7,295,773,746  $356,336,807  $320,306,026
                                ============  ============  ==============  ==============  ============  ============

  Beginning units..............   29,033,620    30,858,079     535,636,451     427,079,323    20,596,304    15,071,995
  Units issued.................   10,847,827    12,620,264      79,258,593     166,602,274     8,402,881    11,300,369
  Units redeemed...............  (11,230,367)  (14,444,723)    (46,368,046)    (58,045,146)   (6,480,754)   (5,776,060)
                                ------------  ------------  --------------  --------------  ------------  ------------
  Ending units.................   28,651,080    29,033,620     568,526,998     535,636,451    22,518,431    20,596,304
                                ============  ============  ==============  ==============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A37

                                                SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
AST JPMORGAN INTERNATIONAL     AST TEMPLETON GLOBAL BOND     AST WELLINGTON MANAGEMENT       AST CAPITAL GROWTH ASSET
     EQUITY PORTFOLIO                  PORTFOLIO              HEDGED EQUITY PORTFOLIO          ALLOCATION PORTFOLIO
--------------------------    --------------------------  ------------------------------  ------------------------------
 01/01/2014      01/01/2013    01/01/2014    01/01/2013     01/01/2014      01/01/2013      01/01/2014      01/01/2013
     TO              TO            TO            TO             TO              TO              TO              TO
 12/31/2014      12/31/2013    12/31/2014    12/31/2013     12/31/2014      12/31/2013      12/31/2014      12/31/2013
------------    ------------  ------------  ------------  --------------  --------------  --------------  --------------

$ (3,464,472)   $ (3,010,429) $ (2,785,992) $ (2,865,066) $  (23,170,716) $  (14,211,647) $ (117,281,762) $  (95,236,042)

           -               -             -             -               -               -               -               -

   4,465,079       4,512,739      (304,263)   (1,865,637)     20,416,371       9,008,494      94,697,186      59,835,011

 (18,138,406)     20,942,640     1,406,712    (6,319,612)     56,145,958     152,255,220     374,353,508   1,064,403,514
------------    ------------  ------------  ------------  --------------  --------------  --------------  --------------

 (17,137,799)     22,444,950    (1,683,543)  (11,050,315)     53,391,613     147,052,067     351,768,932   1,029,002,483
------------    ------------  ------------  ------------  --------------  --------------  --------------  --------------


   3,676,313       4,799,756     6,565,915     8,648,846     232,424,890     242,994,177     512,802,515     560,289,238
    (265,073)        (44,221)      (71,067)            -        (270,511)              -        (796,622)     (1,167,874)
  (7,216,587)     (5,095,578)   (7,345,855)   (5,192,547)    (44,984,678)    (22,293,774)   (209,753,742)   (142,053,637)

  17,033,688      27,244,684     1,308,642    10,833,345     102,736,396     254,737,269     259,517,236     643,234,234
  (1,746,088)     (1,548,127)   (1,971,527)   (1,936,482)    (13,655,236)     (7,830,683)    (58,256,672)    (44,944,634)
------------    ------------  ------------  ------------  --------------  --------------  --------------  --------------

  11,482,253      25,356,514    (1,513,892)   12,353,162     276,250,861     467,606,989     503,512,715   1,015,357,327
------------    ------------  ------------  ------------  --------------  --------------  --------------  --------------

  (5,655,546)     47,801,464    (3,197,435)    1,302,847     329,642,474     614,659,056     855,281,647   2,044,359,810

 207,308,532     159,507,068   197,497,290   196,194,443   1,219,180,055     604,520,999   6,496,922,673   4,452,562,863
$201,652,986    $207,308,532  $194,299,855  $197,497,290  $1,548,822,529  $1,219,180,055  $7,352,204,320  $6,496,922,673
============    ============  ============  ============  ==============  ==============  ==============  ==============

  16,428,334      14,336,993    19,027,712    17,787,754     106,042,703      62,039,064     477,773,399     393,993,551
   5,120,464       7,201,703     3,536,753     7,128,897      42,555,974      58,654,687      84,711,039     141,512,912
  (4,164,391)     (5,110,362)   (3,651,140)   (5,888,939)    (18,571,778)    (14,651,048)    (45,648,348)    (57,733,064)
------------    ------------  ------------  ------------  --------------  --------------  --------------  --------------
  17,384,407      16,428,334    18,913,325    19,027,712     130,026,899     106,042,703     516,836,090     477,773,399
============    ============  ============  ============  ==============  ==============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A38

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                          SUBACCOUNTS
                                ----------------------------------------------------------------------------------------------
                                 AST ACADEMIC STRATEGIES ASSET   AST BALANCED ASSET ALLOCATION      AST PRESERVATION ASSET
                                     ALLOCATION PORTFOLIO                  PORTFOLIO                 ALLOCATION PORTFOLIO
                                ------------------------------  ------------------------------  ------------------------------
                                  01/01/2014      01/01/2013      01/01/2014      01/01/2013      01/01/2014        01/01/2013
                                      TO              TO              TO              TO              TO                TO
                                  12/31/2014      12/31/2013      12/31/2014      12/31/2013      12/31/2014        12/31/2013
                                --------------  --------------  --------------  --------------  --------------    --------------
OPERATIONS
  Net investment income
   (loss)...................... $  (72,750,126) $  (72,491,342) $ (111,792,335) $  (99,031,672) $  (78,276,914)   $  (77,511,909)
  Capital gains distributions
   received....................              -               -               -               -               -                 -
  Realized gain (loss) on
   shares redeemed.............     95,706,429      68,552,302     128,836,422      70,953,758      83,912,490        63,429,301
  Net change in unrealized
   gain (loss) on
   investments.................     59,313,157     314,173,931     302,854,566     896,673,451     176,544,566       334,261,391
                                --------------  --------------  --------------  --------------  --------------    --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................     82,269,460     310,234,891     319,898,653     868,595,537     182,180,142       320,178,783
                                --------------  --------------  --------------  --------------  --------------    --------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................    114,457,440     255,874,853     471,046,445     590,440,826     223,271,228       533,326,229
  Annuity Payments.............       (780,486)       (168,290)     (1,304,222)     (1,302,655)     (1,457,326)       (1,449,062)
  Surrenders, withdrawals
   and death benefits..........   (163,169,733)   (129,497,366)   (305,158,588)   (220,964,555)   (224,651,902)     (206,055,789)
  Net transfers between
   other subaccounts or
   fixed rate option...........   (228,388,375)    (42,413,028)     22,826,995     229,359,873    (135,711,038)     (273,355,205)
  Other charges................    (35,155,467)    (34,253,747)    (57,748,662)    (48,833,380)    (38,624,903)      (36,877,576)
                                --------------  --------------  --------------  --------------  --------------    --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................   (313,036,621)     49,542,422     129,661,968     548,700,109    (177,173,941)       15,588,597
                                --------------  --------------  --------------  --------------  --------------    --------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................   (230,767,161)    359,777,313     449,560,621   1,417,295,646       5,006,201       335,767,380

NET ASSETS
  Beginning of period..........  4,268,987,509   3,909,210,196   6,621,022,037   5,203,726,391   4,626,397,788     4,290,630,408
  End of period................ $4,038,220,348  $4,268,987,509  $7,070,582,658  $6,621,022,037  $4,631,403,989    $4,626,397,788
                                ==============  ==============  ==============  ==============  ==============    ==============

  Beginning units..............    351,118,214     347,097,295     500,114,203     451,333,466     372,081,247       367,593,732
  Units issued.................     34,165,898      91,436,570      63,815,696     107,133,582      44,538,340        92,474,155
  Units redeemed...............    (59,042,809)    (87,415,651)    (49,900,651)    (58,352,845)    (56,316,557)      (87,986,640)
                                --------------  --------------  --------------  --------------  --------------    --------------
  Ending units.................    326,241,303     351,118,214     514,029,248     500,114,203     360,303,030       372,081,247
                                ==============  ==============  ==============  ==============  ==============    ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A39

                                                  SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
  AST FI PYRAMIS QUANTITATIVE          AST PRUDENTIAL GROWTH          AST ADVANCED STRATEGIES     AST T. ROWE PRICE LARGE-CAP
           PORTFOLIO                   ALLOCATION PORTFOLIO                  PORTFOLIO                 GROWTH PORTFOLIO
------------------------------    ------------------------------  ------------------------------  --------------------------
  01/01/2014        01/01/2013      01/01/2014      01/01/2013      01/01/2014      01/01/2013     01/01/2014    01/01/2013
      TO                TO              TO              TO              TO              TO             TO            TO
  12/31/2014        12/31/2013      12/31/2014      12/31/2013      12/31/2014      12/31/2013     12/31/2014    12/31/2013
--------------    --------------  --------------  --------------  --------------  --------------  ------------  ------------
$  (51,821,901)   $  (46,384,766) $  (67,512,802) $  (55,749,541) $  (98,385,521) $  (83,973,577) $ (9,507,694) $ (7,166,270)
             -                 -               -               -               -               -             -             -
    44,610,435        24,356,472      66,598,752      46,043,311      82,605,065      40,148,567    30,501,608    19,155,374
    54,131,026       365,241,460     290,309,554     475,568,287     272,951,036     729,496,156    14,153,499   137,633,132
--------------    --------------  --------------  --------------  --------------  --------------  ------------  ------------

    46,919,560       343,213,166     289,395,504     465,862,057     257,170,580     685,671,146    35,147,413   149,622,236
--------------    --------------  --------------  --------------  --------------  --------------  ------------  ------------

   208,006,992       423,649,841     396,347,270     490,879,666     473,353,471     872,367,545    15,108,616    12,879,318
      (132,766)         (105,809)       (102,703)        (30,505)       (500,837)       (202,461)     (197,508)     (390,375)
   (97,783,785)      (70,558,540)   (111,762,787)    (69,621,152)   (166,419,591)   (102,039,897)  (25,188,329)  (12,915,331)
   (64,276,862)       88,538,266      98,185,021     183,162,131     (34,653,492)    256,799,959    36,967,604    53,104,968
   (30,839,394)      (26,492,996)    (40,348,632)    (31,952,284)    (58,571,567)    (48,252,611)   (4,578,353)   (3,630,699)
--------------    --------------  --------------  --------------  --------------  --------------  ------------  ------------

    14,974,185       415,030,762     342,318,169     572,437,856     213,207,984     978,672,535    22,112,030    49,047,881
--------------    --------------  --------------  --------------  --------------  --------------  ------------  ------------

    61,893,745       758,243,928     631,713,673   1,038,299,913     470,378,564   1,664,343,681    57,259,443   198,670,117

 3,164,359,014     2,406,115,086   3,842,655,603   2,804,355,690   5,785,627,771   4,121,284,090   533,489,977   334,819,860
$3,226,252,759    $3,164,359,014  $4,474,369,276  $3,842,655,603  $6,256,006,335  $5,785,627,771  $590,749,420  $533,489,977
==============    ==============  ==============  ==============  ==============  ==============  ============  ============

   248,285,247       211,694,110     296,876,303     248,629,701     426,587,465     343,975,841    30,310,526    26,918,480
    30,841,738        75,474,768      71,848,709     117,253,080      59,738,841     132,340,734    11,436,303    14,370,434
   (28,036,054)      (38,883,631)    (43,919,773)    (69,006,478)    (39,229,017)    (49,729,110)  (10,157,260)  (10,978,388)
--------------    --------------  --------------  --------------  --------------  --------------  ------------  ------------
   251,090,931       248,285,247     324,805,239     296,876,303     447,097,289     426,587,465    31,589,569    30,310,526
==============    ==============  ==============  ==============  ==============  ==============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A40

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                       SUBACCOUNTS
                                ----------------------------------------------------------------------------------------
                                      AST MONEY MARKET           AST SMALL-CAP GROWTH         AST PIMCO TOTAL RETURN
                                          PORTFOLIO                    PORTFOLIO                  BOND PORTFOLIO
                                ----------------------------  --------------------------  ------------------------------
                                  01/01/2014     01/01/2013    01/01/2014    01/01/2013     01/01/2014        01/01/2013
                                      TO             TO            TO            TO             TO                TO
                                  12/31/2014     12/31/2013    12/31/2014    12/31/2013     12/31/2014        12/31/2013
                                -------------  -------------  ------------  ------------  --------------    --------------
OPERATIONS
  Net investment income
   (loss)...................... $  (3,371,060) $  (3,881,312) $ (3,422,560) $ (2,938,361) $  (36,176,687)   $  (38,927,585)
  Capital gains distributions
   received....................             -              -             -             -               -                 -
  Realized gain (loss) on
   shares redeemed.............             -              -    11,310,070     8,559,959      16,924,460         6,281,303
  Net change in unrealized
   gain (loss) on
   investments.................             -              -    (5,292,822)   41,010,364      75,148,785       (54,331,412)
                                -------------  -------------  ------------  ------------  --------------    --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................    (3,371,060)    (3,881,312)    2,594,688    46,631,962      55,896,558       (86,977,694)
                                -------------  -------------  ------------  ------------  --------------    --------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................    27,726,396     22,103,019     4,251,353     5,898,112      22,207,648        54,056,842
  Annuity Payments.............      (372,935)      (208,515)      (40,497)      (33,619)     (1,118,893)         (482,437)
  Surrenders, withdrawals
   and death benefits..........  (541,946,316)  (402,713,712)  (10,353,999)   (5,510,271)   (111,840,438)      (99,940,501)
  Net transfers between
   other subaccounts or
   fixed rate option...........   498,669,589    359,461,678    (7,556,877)   30,508,550    (151,696,514)       19,141,887
  Other charges................    (1,316,304)    (1,633,554)   (1,591,535)   (1,399,774)    (18,679,305)      (19,476,356)
                                -------------  -------------  ------------  ------------  --------------    --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................   (17,239,570)   (22,991,084)  (15,291,555)   29,462,998    (261,127,502)      (46,700,565)
                                -------------  -------------  ------------  ------------  --------------    --------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................   (20,610,630)   (26,872,396)  (12,696,867)   76,094,960    (205,230,944)     (133,678,259)

NET ASSETS
  Beginning of period..........   213,351,383    240,223,779   209,243,993   133,149,033   2,248,671,453     2,382,349,712
  End of period................ $ 192,740,753  $ 213,351,383  $196,547,126  $209,243,993  $2,043,440,509    $2,248,671,453
                                =============  =============  ============  ============  ==============    ==============

  Beginning units..............    22,470,117     24,862,519    11,797,325     9,973,084     201,354,458       205,774,079
  Units issued.................    82,675,436     79,679,312     3,444,802     6,402,174      29,703,591        68,223,104
  Units redeemed...............   (84,562,496)   (82,071,714)   (4,347,953)   (4,577,933)    (52,482,271)      (72,642,725)
                                -------------  -------------  ------------  ------------  --------------    --------------
  Ending units.................    20,583,057     22,470,117    10,894,174    11,797,325     178,575,778       201,354,458
                                =============  =============  ============  ============  ==============    ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A41

                                            SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------
 AST INTERNATIONAL VALUE     AST INTERNATIONAL GROWTH    NVIT DEVELOPING MARKETS     AST INVESTMENT GRADE BOND
        PORTFOLIO                    PORTFOLIO               FUND - CLASS II                 PORTFOLIO
------------------------    --------------------------  ------------------------  ------------------------------
 01/01/2014     01/01/2013   01/01/2014    01/01/2013    01/01/2014   01/01/2013    01/01/2014      01/01/2013
     TO             TO           TO            TO            TO           TO            TO              TO
 12/31/2014     12/31/2013   12/31/2014    12/31/2013    12/31/2014   12/31/2013    12/31/2014      12/31/2013
-----------    -----------  ------------  ------------  -----------  -----------  -------------  ---------------
$(1,553,955)   $(1,351,139) $ (2,460,907) $ (2,208,975) $   (81,250) $   (84,980) $ (10,142,018) $   (20,405,294)
          -              -             -             -            -            -              -                -
  2,221,822      1,828,020     2,822,412     3,011,448     (601,649)    (700,866)    27,516,144       45,474,885
 (8,799,804)    12,326,023   (14,599,899)   29,413,294      (31,209)     518,672      8,273,533      (55,708,223)
-----------    -----------  ------------  ------------  -----------  -----------  -------------  ---------------

 (8,131,937)    12,802,904   (14,238,394)   30,215,767     (714,108)    (267,174)    25,647,659      (30,638,632)
-----------    -----------  ------------  ------------  -----------  -----------  -------------  ---------------

  3,423,733      2,080,339     5,982,370     5,811,896       18,269       69,556              -            1,086
          -              -       (64,610)            -       (5,435)      (9,671)      (134,596)         (61,413)
 (3,187,660)    (1,591,422)   (6,255,953)   (3,240,685)  (1,385,534)  (1,404,435)   (32,638,477)     (42,190,435)
  6,493,530      9,640,410    11,487,427     8,780,202     (703,990)    (618,588)   119,488,830   (2,436,220,844)
   (810,811)      (722,156)   (2,331,328)   (2,213,068)     (31,217)     (35,451)    (6,349,432)     (13,275,629)
-----------    -----------  ------------  ------------  -----------  -----------  -------------  ---------------

  5,918,792      9,407,171     8,817,906     9,138,345   (2,107,907)  (1,998,589)    80,366,325   (2,491,747,235)
-----------    -----------  ------------  ------------  -----------  -----------  -------------  ---------------

 (2,213,145)    22,210,075    (5,420,488)   39,354,112   (2,822,015)  (2,265,763)   106,013,984   (2,522,385,867)

 92,461,154     70,251,079   206,639,394   167,285,282   10,904,677   13,170,440    621,532,307    3,143,918,174
$90,248,009    $92,461,154  $201,218,906  $206,639,394  $ 8,082,662  $10,904,677  $ 727,546,291  $   621,532,307
===========    ===========  ============  ============  ===========  ===========  =============  ===============

  7,524,472      6,716,213    17,172,146    16,432,762      742,948      882,429     48,729,870      240,121,532
  2,565,401      3,428,385     3,351,746     4,313,807       45,731       73,088    125,792,735      254,716,574
 (2,088,155)    (2,620,126)   (2,612,216)   (3,574,423)    (194,129)    (212,569)  (119,552,935)    (446,108,236)
-----------    -----------  ------------  ------------  -----------  -----------  -------------  ---------------
  8,001,718      7,524,472    17,911,676    17,172,146      594,550      742,948     54,969,670       48,729,870
===========    ===========  ============  ============  ===========  ===========  =============  ===============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A42

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                   SUBACCOUNTS
                                --------------------------------------------------------------------------------
                                AST WESTERN ASSET CORE PLUS
                                      BOND PORTFOLIO          AST BOND PORTFOLIO 2018    AST BOND PORTFOLIO 2019
                                --------------------------  --------------------------  ------------------------
                                 01/01/2014    01/01/2013    01/01/2014    01/01/2013    01/01/2014   01/01/2013
                                     TO            TO            TO            TO            TO           TO
                                 12/31/2014    12/31/2013    12/31/2014    12/31/2013    12/31/2014   12/31/2013
                                ------------  ------------  ------------  ------------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)...................... $ (8,299,655) $ (7,158,648) $ (1,903,688) $ (3,055,944) $  (355,085) $  (532,899)
  Capital gains distributions
   received....................            -             -             -             -            -            -
  Realized gain (loss) on
   shares redeemed.............    2,614,184      (123,284)    1,375,076     3,945,623     (145,979)    (922,958)
  Net change in unrealized
   gain (loss) on
   investments.................   30,024,573    (6,396,206)    1,136,213    (7,897,543)     895,656     (120,716)
                                ------------  ------------  ------------  ------------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................   24,339,102   (13,678,138)      607,601    (7,007,864)     394,592   (1,576,573)
                                ------------  ------------  ------------  ------------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................    6,185,821     9,159,292         2,969         1,408          177            1
  Annuity Payments.............      (15,994)         (480)      (44,634)      (66,384)           -            -
  Surrenders, withdrawals
   and death benefits..........  (22,186,314)  (12,772,463)   (6,227,192)   (7,927,132)  (1,615,586)  (1,350,009)
  Net transfers between
   other subaccounts or
   fixed rate option...........   98,884,582    32,365,434   (21,668,154)  (50,377,482)  (5,181,232)  (6,706,267)
  Other charges................   (4,313,496)   (3,781,787)      (54,014)      (79,870)      (6,826)     (10,058)
                                ------------  ------------  ------------  ------------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................   78,554,599    24,969,996   (27,991,025)  (58,449,460)  (6,803,467)  (8,066,333)
                                ------------  ------------  ------------  ------------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  102,893,701    11,291,858   (27,383,424)  (65,457,324)  (6,408,875)  (9,642,906)

NET ASSETS
  Beginning of period..........  433,900,626   422,608,768   103,179,417   168,636,741   20,191,487   29,834,393
  End of period................ $536,794,327  $433,900,626  $ 75,795,993  $103,179,417  $13,782,612  $20,191,487
                                ============  ============  ============  ============  ===========  ===========

  Beginning units..............   38,646,845    36,399,377     8,868,288    13,760,511    1,691,166    2,326,700
  Units issued.................   19,265,815    18,732,940     1,121,510     5,918,190      226,128    1,530,852
  Units redeemed...............  (12,502,727)  (16,485,472)   (3,517,141)  (10,810,413)    (789,925)  (2,166,386)
                                ------------  ------------  ------------  ------------  -----------  -----------
  Ending units.................   45,409,933    38,646,845     6,472,657     8,868,288    1,127,369    1,691,166
                                ============  ============  ============  ============  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A43

                                             SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------
 AST GLOBAL REAL ESTATE       AST PARAMETRIC EMERGING        AST GOLDMAN SACHS           AST SCHRODERS GLOBAL
        PORTFOLIO            MARKETS EQUITY PORTFOLIO    SMALL-CAP VALUE PORTFOLIO        TACTICAL PORTFOLIO
------------------------    --------------------------  --------------------------  ------------------------------
 01/01/2014     01/01/2013   01/01/2014    01/01/2013    01/01/2014    01/01/2013     01/01/2014      01/01/2013
     TO             TO           TO            TO            TO            TO             TO              TO
 12/31/2014     12/31/2013   12/31/2014    12/31/2013    12/31/2014    12/31/2013     12/31/2014      12/31/2013
-----------    -----------  ------------  ------------  ------------  ------------  --------------  --------------
$(1,473,015)   $(1,401,476) $ (4,006,743) $ (3,873,173) $ (5,081,330) $ (4,041,940) $  (52,821,153) $  (43,827,707)
          -              -             -             -             -             -               -               -
  3,163,617      2,848,012     3,832,992      (521,022)   14,967,790    10,406,854      44,574,991      22,736,138
  7,982,892       (469,758)  (13,426,752)   (1,225,925)    5,820,431    68,757,326     141,952,646     416,617,246
-----------    -----------  ------------  ------------  ------------  ------------  --------------  --------------

  9,673,494        976,778   (13,600,503)   (5,620,120)   15,706,891    75,122,240     133,706,484     395,525,677
-----------    -----------  ------------  ------------  ------------  ------------  --------------  --------------

  2,003,071      3,303,671     3,229,677     4,710,033     7,172,219     7,717,819     246,746,836     429,604,430
          -              -       (45,471)         (998)      (45,446)            -         (63,576)              -
 (2,787,766)    (1,790,600)   (7,553,514)   (4,640,032)  (11,007,567)   (5,307,498)    (79,125,750)    (45,127,749)
 (2,329,180)     8,400,753    (2,563,353)   25,223,113    11,685,612    33,690,552       6,779,266     261,516,399
   (774,961)      (748,144)   (2,251,932)   (2,170,077)   (2,732,043)   (2,351,544)    (32,626,534)    (26,616,356)
-----------    -----------  ------------  ------------  ------------  ------------  --------------  --------------

 (3,888,836)     9,165,680    (9,184,593)   23,122,039     5,072,775    33,749,329     141,710,242     619,376,724
-----------    -----------  ------------  ------------  ------------  ------------  --------------  --------------

  5,784,658     10,142,458   (22,785,096)   17,501,919    20,779,666   108,871,569     275,416,726   1,014,902,401

 82,370,919     72,228,461   237,959,556   220,457,637   301,627,095   192,755,526   3,115,314,824   2,100,412,423
$88,155,577    $82,370,919  $215,174,460  $237,959,556  $322,406,761  $301,627,095  $3,390,731,550  $3,115,314,824
===========    ===========  ============  ============  ============  ============  ==============  ==============

  6,106,874      5,471,216    22,889,863    20,908,701    17,117,415    14,958,208     229,670,371     178,381,363
  1,770,397      3,840,124     8,393,948    12,781,560     5,574,993     8,396,309      34,994,071      79,752,768
 (2,040,345)    (3,204,466)   (9,217,574)  (10,800,398)   (5,265,910)   (6,237,102)    (22,338,360)    (28,463,760)
-----------    -----------  ------------  ------------  ------------  ------------  --------------  --------------
  5,836,926      6,106,874    22,066,237    22,889,863    17,426,498    17,117,415     242,326,082     229,670,371
===========    ===========  ============  ============  ============  ============  ==============  ==============


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A44

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                          SUBACCOUNTS
                                ----------------------------------------------------------------------------------------------
                                     AST RCM WORLD TRENDS           AST J.P. MORGAN GLOBAL         AST GOLDMAN SACHS MULTI-ASSET
                                           PORTFOLIO                  THEMATIC PORTFOLIO                     PORTFOLIO
                                ------------------------------  ------------------------------    ------------------------------
                                  01/01/2014      01/01/2013      01/01/2014        01/01/2013      01/01/2014      01/01/2013
                                      TO              TO              TO                TO              TO              TO
                                  12/31/2014      12/31/2013      12/31/2014        12/31/2013      12/31/2014      12/31/2013
                                --------------  --------------  --------------    --------------  --------------  --------------
OPERATIONS
  Net investment income
   (loss)...................... $  (53,163,091) $  (46,536,325) $  (34,637,298)   $  (29,684,371) $  (32,043,525) $  (29,032,146)
  Capital gains distributions
   received....................              -               -               -                 -               -               -
  Realized gain (loss) on
   shares redeemed.............     37,513,354      19,871,313      34,729,612        18,941,609      27,591,382      17,424,373
  Net change in unrealized
   gain (loss) on
   investments.................    128,398,437     318,894,049      98,252,706       255,564,038      50,023,510     146,478,565
                                --------------  --------------  --------------    --------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................    112,748,700     292,229,037      98,345,020       244,821,276      45,571,367     134,870,792
                                --------------  --------------  --------------    --------------  --------------  --------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................    285,035,668     520,676,293     174,349,040       274,199,756     211,469,641     275,028,090
  Annuity Payments.............        (95,497)        (22,758)        (35,666)          (43,373)        (88,671)        (82,836)
  Surrenders, withdrawals
   and death benefits..........    (89,609,044)    (59,475,556)    (51,303,516)      (30,466,339)    (59,404,706)    (41,066,460)
  Net transfers between
   other subaccounts or
   fixed rate option...........    (48,601,930)     30,609,352     (36,738,193)       85,616,365     (58,901,463)    (30,327,942)
  Other charges................    (33,951,672)    (28,829,882)    (21,637,782)      (18,187,900)    (20,241,701)    (17,705,119)
                                --------------  --------------  --------------    --------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................    112,777,525     462,957,449      64,633,883       311,118,509      72,833,100     185,845,733
                                --------------  --------------  --------------    --------------  --------------  --------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................    225,526,225     755,186,486     162,978,903       555,939,785     118,404,467     320,716,525

NET ASSETS
  Beginning of period..........  3,225,998,690   2,470,812,204   2,077,440,086     1,521,500,301   1,929,095,433   1,608,378,908
  End of period................ $3,451,524,915  $3,225,998,690  $2,240,418,989    $2,077,440,086  $2,047,499,900  $1,929,095,433
                                ==============  ==============  ==============    ==============  ==============  ==============

  Beginning units..............    262,920,377     221,185,811     155,830,286       129,515,188     160,349,399     142,916,661
  Units issued.................     36,713,028      81,627,590      23,280,576        49,333,229      30,071,539      50,524,847
  Units redeemed...............    (25,643,398)    (39,893,024)    (16,876,338)      (23,018,131)    (22,309,403)    (33,092,109)
                                --------------  --------------  --------------    --------------  --------------  --------------
  Ending units.................    273,990,007     262,920,377     162,234,524       155,830,286     168,111,535     160,349,399
                                ==============  ==============  ==============    ==============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A45

                                     SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------
AST FI PYRAMIS(R) ASSET ALLOCATION  PROFUND VP CONSUMER   PROFUND VP CONSUMER       PROFUND VP
           PORTFOLIO                     SERVICES           GOODS PORTFOLIO         FINANCIALS
---------------------------------  --------------------  --------------------  --------------------
  01/01/2014        01/01/2013     01/01/2014 01/01/2013 01/01/2014 01/01/2013 01/01/2014 01/01/2013
      TO                TO             TO         TO         TO         TO         TO         TO
  12/31/2014        12/31/2013     12/31/2014 12/31/2013 12/31/2014 12/31/2013 12/31/2014 12/31/2013
 --------------   --------------   ---------- ---------- ---------- ---------- ---------- ----------
$  (37,736,852)   $  (28,885,572)  $  (5,157)  $ (3,505)  $ (1,643) $  (1,548) $ (11,009) $  (9,629)
             -                 -         369        901          -          -          -          -
    24,029,438        12,009,448      62,389     15,030     39,032     53,145    105,700    150,133
   104,476,065       293,557,493     (23,934)    96,045    (17,928)    42,117     (4,596)   100,720
 --------------   --------------   ---------   --------   --------  ---------  ---------  ---------

    90,768,651       276,681,369      33,667    108,471     19,461     93,714     90,095    241,224
 --------------   --------------   ---------   --------   --------  ---------  ---------  ---------

   282,683,859       341,155,813       3,136     10,321          -     12,369          -     11,756
       (80,360)          (80,911)          -          -          -          -          -          -
   (52,323,626)      (29,493,160)    (32,713)   (10,187)    (4,477)   (11,121)  (102,777)  (172,709)
    59,043,651       227,811,447    (126,497)   236,106    (51,474)  (111,610)    72,805   (104,845)
   (23,087,197)      (17,244,709)     (2,929)    (3,227)    (1,478)    (3,274)    (6,156)    (7,599)
 --------------   --------------   ---------   --------   --------  ---------  ---------  ---------

   266,236,327       522,148,480    (159,003)   233,013    (57,429)  (113,636)   (36,128)  (273,397)
 --------------   --------------   ---------   --------   --------  ---------  ---------  ---------

   357,004,978       798,829,849    (125,336)   341,484    (37,968)   (19,922)    53,967    (32,173)

 2,122,569,187     1,323,739,338     518,459    176,975    404,042    423,964    863,069    895,242
$2,479,574,165    $2,122,569,187   $ 393,123   $518,459   $366,074  $ 404,042  $ 917,036  $ 863,069
 ==============   ==============   =========   ========   ========  =========  =========  =========

   157,736,679       113,954,635      27,168     12,519     25,017     33,923     95,105    114,536
    36,326,446        61,576,994       5,014     22,563     10,081     15,627     46,441     66,574
   (14,371,817)      (17,794,950)    (13,294)    (7,914)   (14,041)   (24,533)   (55,475)   (86,005)
 --------------   --------------   ---------   --------   --------  ---------  ---------  ---------
   179,691,308       157,736,679      18,888     27,168     21,057     25,017     86,071     95,105
 ==============   ==============   =========   ========   ========  =========  =========  =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A46

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                            SUBACCOUNTS
                                ------------------------------------------------------------------
                                      PROFUND VP             PROFUND VP         PROFUND VP MID-CAP
                                      HEALTH CARE            INDUSTRIALS              GROWTH
                                ----------------------  --------------------   --------------------
                                01/01/2014  01/01/2013  01/01/2014 01/01/2013  01/01/2014 01/01/2013
                                    TO          TO          TO         TO          TO         TO
                                12/31/2014  12/31/2013  12/31/2014 12/31/2013  12/31/2014 12/31/2013
                                ----------  ----------  ---------- ----------  ---------- ----------
OPERATIONS
  Net investment income
   (loss)...................... $  (24,280) $  (14,803)  $ (4,664)  $ (2,610)  $  (8,253)  $ (7,999)
  Capital gains distributions
   received....................          -           -          -          -      51,832          -
  Realized gain (loss) on
   shares redeemed.............    220,135     218,079     51,026     27,513      32,500     25,303
  Net change in unrealized
   gain (loss) on
   investments.................    213,384     254,121    (28,367)    87,024     (57,077)   116,934
                                ----------  ----------   --------   --------   ---------   --------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................    409,239     457,397     17,995    111,927      19,002    134,238
                                ----------  ----------   --------   --------   ---------   --------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................     75,268      28,155        234     20,063       7,686      3,971
  Annuity Payments.............          -           -          -          -           -          -
  Surrenders, withdrawals
   and death benefits..........   (247,149)   (273,558)   (94,641)   (16,095)    (56,859)    (2,487)
  Net transfers between
   other subaccounts or
   fixed rate option...........    176,893     366,260     34,349     40,182     (51,955)   124,085
  Other charges................    (15,120)    (11,207)    (3,779)    (2,856)     (4,472)    (4,564)
                                ----------  ----------   --------   --------   ---------   --------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................    (10,108)    109,650    (63,837)    41,294    (105,600)   121,005
                                ----------  ----------   --------   --------   ---------   --------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................    399,131     567,047    (45,842)   153,221     (86,598)   255,243

NET ASSETS
  Beginning of period..........  1,795,350   1,228,303    421,843    268,622     628,203    372,960
  End of period................ $2,194,481  $1,795,350   $376,001   $421,843   $ 541,605   $628,203
                                ==========  ==========   ========   ========   =========   ========

  Beginning units..............    103,938      98,053     29,286     25,372      41,666     31,893
  Units issued.................     52,728      81,413     13,824     15,159       8,360     29,309
  Units redeemed...............    (52,760)    (75,528)   (17,621)   (11,245)    (15,907)   (19,536)
                                ----------  ----------   --------   --------   ---------   --------
  Ending units.................    103,906     103,938     25,489     29,286      34,119     41,666
                                ==========  ==========   ========   ========   =========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A47

                                 SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------
 PROFUND VP MID-CAP        PROFUND VP REAL                                PROFUND VP SMALL-CAP
        VALUE                  ESTATE         PROFUND VP SMALL-CAP GROWTH         VALUE
--------------------    --------------------  --------------------------  --------------------
01/01/2014   01/01/2013 01/01/2014 01/01/2013 01/01/2014    01/01/2013    01/01/2014 01/01/2013
    TO           TO         TO         TO         TO            TO            TO         TO
12/31/2014   12/31/2013 12/31/2014 12/31/2013 12/31/2014    12/31/2013    12/31/2014 12/31/2013
----------   ---------- ---------- ---------- ----------    ----------    ---------- ----------
$  (7,800)   $  (5,645)  $  1,160   $ (2,101) $   (8,519)   $   (7,898)   $  (4,516)  $ (3,791)
        -            -          -          -     127,865        35,356       21,039          -
  129,617       98,924     33,635     24,618      28,522        37,662       86,047     50,523
  (84,476)      96,996     94,630    (32,908)   (173,367)      171,210      (85,674)    84,218
---------    ---------   --------   --------   ----------    ----------   ---------   --------

   37,341      190,275    129,425    (10,391)    (25,499)      236,330       16,896    130,950
---------    ---------   --------   --------   ----------    ----------   ---------   --------

    2,926        4,265     24,914      1,559     144,501        13,559        2,323      4,616
        -            -          -          -           -             -            -          -
 (167,658)    (180,444)   (56,141)   (41,469)   (181,797)      (15,398)     (55,678)    (9,631)
 (121,970)     103,871    152,997      4,492    (358,880)      542,075     (147,557)    11,002
   (5,220)      (3,913)    (4,780)    (3,626)     (4,229)       (3,947)      (2,592)    (2,376)
---------    ---------   --------   --------   ----------    ----------   ---------   --------

 (291,922)     (76,221)   116,990    (39,044)   (400,405)      536,289     (203,504)     3,611
---------    ---------   --------   --------   ----------    ----------   ---------   --------

 (254,581)     114,054    246,415    (49,435)   (425,904)      772,619     (186,608)   134,561

  759,404      645,350    446,378    495,813   1,183,248       410,629      448,176    313,615
$ 504,823    $ 759,404   $692,793   $446,378  $  757,344    $1,183,248    $ 261,568   $448,176
=========    =========   ========   ========   ==========    ==========   =========   ========

   50,948       56,486     43,744     47,844      67,635        33,858       28,475     27,156
   64,408       46,665     32,705     20,211      38,142        57,363       24,896     35,299
  (83,231)     (52,203)   (25,244)   (24,311)    (62,440)      (23,586)     (37,098)   (33,980)
---------    ---------   --------   --------   ----------    ----------   ---------   --------
   32,125       50,948     51,205     43,744      43,337        67,635       16,273     28,475
=========    =========   ========   ========   ==========    ==========   =========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A48

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                            SUBACCOUNTS
                                ------------------------------------------------------------------
                                     PROFUND VP                               PROFUND VP LARGE-CAP
                                 TELECOMMUNICATIONS   PROFUND VP UTILITIES           GROWTH
                                --------------------  --------------------   ----------------------
                                01/01/2014 01/01/2013 01/01/2014  01/01/2013 01/01/2014  01/01/2013
                                    TO         TO         TO          TO         TO          TO
                                12/31/2014 12/31/2013 12/31/2014  12/31/2013 12/31/2014  12/31/2013
                                ---------- ---------- ----------  ---------- ----------  ----------
OPERATIONS
  Net investment income
   (loss)......................  $  3,294   $  1,211   $  3,508   $   8,702  $  (17,871) $  (11,181)
  Capital gains distributions
   received....................         -      5,794          -           -           -           -
  Realized gain (loss) on
   shares redeemed.............     4,448     13,104     50,173      41,411      79,361      24,831
  Net change in unrealized
   gain (loss) on
   investments.................    (7,260)    (4,089)   103,851      29,987      87,400     235,938
                                 --------   --------   --------   ---------  ----------  ----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................       482     16,020    157,532      80,100     148,890     249,588
                                 --------   --------   --------   ---------  ----------  ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................         -          1     38,087      22,344      17,048      14,864
  Annuity Payments.............         -          -          -           -           -           -
  Surrenders, withdrawals
   and death benefits..........   (55,471)    (2,219)   (26,359)   (144,342)   (135,358)    (24,712)
  Net transfers between
   other subaccounts or
   fixed rate option...........    (8,066)   (64,467)    96,800     (45,149)    623,582     188,860
  Other charges................      (661)    (1,206)    (5,281)     (4,271)    (10,551)     (7,580)
                                 --------   --------   --------   ---------  ----------  ----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................   (64,198)   (67,891)   103,247    (171,418)    494,721     171,432
                                 --------   --------   --------   ---------  ----------  ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................   (63,716)   (51,871)   260,779     (91,318)    643,611     421,020

NET ASSETS
  Beginning of period..........   161,079    212,950    559,971     651,289   1,188,375     767,355
  End of period................  $ 97,363   $161,079   $820,750   $ 559,971  $1,831,986  $1,188,375
                                 ========   ========   ========   =========  ==========  ==========

  Beginning units..............    14,233     18,418     49,162      63,480      83,825      69,532
  Units issued.................     5,880     11,450     33,698      15,205      55,660      24,735
  Units redeemed...............   (11,542)   (15,635)   (28,118)    (29,523)    (24,648)    (10,442)
                                 --------   --------   --------   ---------  ----------  ----------
  Ending units.................     8,571     14,233     54,742      49,162     114,837      83,825
                                 ========   ========   ========   =========  ==========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A49

                                        SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------
 PROFUND VP LARGE-CAP        AST BOSTON PARTNERS      AST JENNISON LARGE-CAP
         VALUE            LARGE-CAP VALUE PORTFOLIO      GROWTH PORTFOLIO        AST BOND PORTFOLIO 2020
----------------------    ------------------------  --------------------------  ------------------------
01/01/2014    01/01/2013   01/01/2014   01/01/2013   01/01/2014    01/01/2013    01/01/2014   01/01/2013
    TO            TO           TO           TO           TO            TO            TO           TO
12/31/2014    12/31/2013   12/31/2014   12/31/2013   12/31/2014    12/31/2013    12/31/2014   12/31/2013
----------    ----------  -----------  -----------  ------------  ------------  -----------  -----------
$  (10,142)   $   (4,569) $(1,510,220) $(1,255,493) $ (1,985,602) $ (1,579,698) $  (574,842) $  (366,945)
         -             -            -            -             -             -            -            -
    86,788        52,887    4,619,729    3,213,462     7,323,668     3,962,247      455,900     (384,439)
    37,630       209,553    3,997,423   16,406,066     3,462,386    26,382,795    1,223,623     (379,617)
----------    ----------  -----------  -----------  ------------  ------------  -----------  -----------

   114,276       257,871    7,106,932   18,364,035     8,800,452    28,765,344    1,104,681   (1,131,001)
----------    ----------  -----------  -----------  ------------  ------------  -----------  -----------

    17,942         9,054    1,447,971    2,857,291     6,498,115     6,040,460        1,882            -
         -             -            -            -        (3,161)            -      (44,102)           -
  (184,722)      (24,708)  (2,982,027)  (1,862,136)   (3,912,090)   (1,876,753)  (1,806,519)    (571,342)
   291,260       199,454    3,412,167    4,753,163    12,192,699     3,904,369   (3,670,761)  31,867,193
    (9,232)       (7,006)    (756,906)    (640,911)   (1,122,046)     (923,143)      (8,909)      (2,857)
----------    ----------  -----------  -----------  ------------  ------------  -----------  -----------

   115,248       176,794    1,121,205    5,107,407    13,653,517     7,144,933   (5,528,409)  31,292,994
----------    ----------  -----------  -----------  ------------  ------------  -----------  -----------

   229,524       434,665    8,228,137   23,471,442    22,453,969    35,910,277   (4,423,728)  30,161,993

 1,312,378       877,713   84,817,368   61,345,926   114,261,076    78,350,799   30,751,032      589,039
$1,541,902    $1,312,378  $93,045,505  $84,817,368  $136,715,045  $114,261,076  $26,327,304  $30,751,032
==========    ==========  ===========  ===========  ============  ============  ===========  ===========

   104,670        91,816    5,993,027    5,590,456     7,114,061     6,499,133    2,612,664       48,358
    73,242        55,366    1,739,583    2,699,791     3,485,315     3,345,822    1,808,903    4,775,543
   (59,102)      (42,512)  (1,660,771)  (2,297,220)   (2,688,407)   (2,730,894)  (2,262,756)  (2,211,237)
----------    ----------  -----------  -----------  ------------  ------------  -----------  -----------
   118,810       104,670    6,071,839    5,993,027     7,910,969     7,114,061    2,158,811    2,612,664
==========    ==========  ===========  ===========  ============  ============  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A50

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                 SUBACCOUNTS
                                -------------------------------------------------------------------------------
                                                                                           WELLS FARGO ADVANTAGE
                                                                                           VT INTERNATIONAL EQUITY
                                  AST BOND PORTFOLIO 2017     AST BOND PORTFOLIO 2021         FUND - CLASS 1
                                --------------------------  ---------------------------    ----------------------
                                 01/01/2014    01/01/2013    01/01/2014       01/01/2013   01/01/2014  01/01/2013
                                     TO            TO            TO               TO           TO          TO
                                 12/31/2014    12/31/2013    12/31/2014       12/31/2013   12/31/2014  12/31/2013
                                ------------  ------------  ------------    -------------  ----------  ----------
OPERATIONS
  Net investment income
   (loss)...................... $ (1,871,629) $ (2,925,127) $ (2,157,051)   $  (3,004,419) $   6,938   $   4,036
  Capital gains distributions
   received....................            -             -             -                -     12,410      29,408
  Realized gain (loss) on
   shares redeemed.............    1,333,052     3,497,445     1,638,465        5,859,599      9,585      11,757
  Net change in unrealized
   gain (loss) on
   investments.................       15,030    (5,775,085)    4,962,818      (13,894,899)   (66,318)     54,187
                                ------------  ------------  ------------    -------------  ---------   ---------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................     (523,547)   (5,202,767)    4,444,232      (11,039,719)   (37,385)     99,388
                                ------------  ------------  ------------    -------------  ---------   ---------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................        6,959         1,347         2,238            2,442          -          20
  Annuity Payments.............     (150,115)            -             -                -          -           -
  Surrenders, withdrawals
   and death benefits..........   (9,313,828)   (7,989,415)  (14,691,112)      (5,733,375)   (74,105)    (91,839)
  Net transfers between
   other subaccounts or
   fixed rate option...........  (14,944,115)  (49,547,409)   29,269,430      (92,713,029)   (29,647)    (12,623)
  Other charges................      (43,483)      (62,108)      (48,710)         (70,829)    (1,138)     (1,368)
                                ------------  ------------  ------------    -------------  ---------   ---------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  (24,444,582)  (57,597,585)   14,531,846      (98,514,791)  (104,890)   (105,810)
                                ------------  ------------  ------------    -------------  ---------   ---------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  (24,968,129)  (62,800,352)   18,976,078     (109,554,510)  (142,275)     (6,422)

NET ASSETS
  Beginning of period..........   98,017,645   160,817,997    81,707,172      191,261,682    596,605     603,027
  End of period................ $ 73,049,516  $ 98,017,645  $100,683,250    $  81,707,172  $ 454,330   $ 596,605
                                ============  ============  ============    =============  =========   =========

  Beginning units..............    8,654,724    13,596,428     6,858,333       14,511,763     36,614      43,646
  Units issued.................    1,903,672     5,601,397     6,451,684        5,632,733        489         151
  Units redeemed...............   (4,053,160)  (10,543,101)   (5,287,692)     (13,286,163)    (7,229)     (7,183)
                                ------------  ------------  ------------    -------------  ---------   ---------
  Ending units.................    6,505,236     8,654,724     8,022,325        6,858,333     29,874      36,614
                                ============  ============  ============    =============  =========   =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A51

                                     SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------
 WELLS FARGO ADVANTAGE    WELLS FARGO ADVANTAGE  WELLS FARGO ADVANTAGE
    VT OMEGA GROWTH        VT SMALL CAP GROWTH    VT SMALL CAP VALUE
    FUND - CLASS 1           FUND - CLASS 1          FUND CLASS 1         AST BOND PORTFOLIO 2022
----------------------    --------------------  ----------------------  --------------------------
01/01/2014    01/01/2013  01/01/2014 01/01/2013 01/01/2014  01/01/2013   01/01/2014    01/01/2013
    TO            TO          TO         TO         TO          TO           TO            TO
12/31/2014    12/31/2013  12/31/2014 12/31/2013 12/31/2014  12/31/2013   12/31/2014    12/31/2013
----------    ----------  ---------- ---------- ----------  ----------  ------------  ------------
$  (19,868)   $  (15,546) $  (8,892) $  (9,575) $  (12,491) $   (9,063) $ (1,295,450) $ (2,173,071)
   220,607        97,279     48,695     28,660           -           -             -             -
   137,868        49,467     52,271     41,053      86,660      85,453       287,882     1,702,554
  (313,385)      260,420   (115,227)   156,675     (35,086)     84,685     5,552,214   (10,867,728)
----------    ----------  ---------  ---------  ----------  ----------  ------------  ------------

    25,222       391,620    (23,153)   216,813      39,083     161,075     4,544,646   (11,338,245)
----------    ----------  ---------  ---------  ----------  ----------  ------------  ------------

         -        20,820          -          -       1,014           -           237             -
         -             -          -          -           -      (7,567)     (106,062)            -
  (274,193)      (95,674)  (147,462)   (65,595)   (139,118)   (186,376)   (4,091,057)   (4,674,532)
  (137,657)       13,107     14,162    (48,882)    (86,679)    (77,047)  (16,967,377)  (50,904,840)
    (3,371)       (3,403)      (837)    (1,134)     (2,592)     (3,772)      (44,794)      (61,113)
----------    ----------  ---------  ---------  ----------  ----------  ------------  ------------

  (415,221)      (65,150)  (134,137)  (115,611)   (227,375)   (274,762)  (21,209,053)  (55,640,485)
----------    ----------  ---------  ---------  ----------  ----------  ------------  ------------

  (389,999)      326,470   (157,290)   101,202    (188,292)   (113,687)  (16,664,407)  (66,978,730)

 1,416,984     1,090,514    602,307    501,105   1,184,928   1,298,615    64,898,510   131,877,240
$1,026,985    $1,416,984  $ 445,017  $ 602,307  $  996,636  $1,184,928  $ 48,234,103  $ 64,898,510
==========    ==========  =========  =========  ==========  ==========  ============  ============

   472,750       502,082     33,271     40,950      86,455     107,072     5,949,622    10,633,328
     3,389        28,287      2,919      1,095       3,028       2,848       899,230     4,817,294
  (142,292)      (57,619)   (10,784)    (8,774)    (18,871)    (23,465)   (2,748,124)   (9,501,000)
----------    ----------  ---------  ---------  ----------  ----------  ------------  ------------
   333,847       472,750     25,406     33,271      70,612      86,455     4,100,728     5,949,622
==========    ==========  =========  =========  ==========  ==========  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A52

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                    SUBACCOUNTS
                                ----------------------------------------------------------------------------------
                                                                                               WELLS FARGO ADVANTAGE
                                 AST QUANTITATIVE MODELING  AST BLACKROCK GLOBAL STRATEGIES       VT OPPORTUNITY
                                         PORTFOLIO                     PORTFOLIO                  FUND - CLASS 1
                                --------------------------  ------------------------------    ----------------------
                                 01/01/2014    01/01/2013     01/01/2014        01/01/2013    01/01/2014  01/01/2013
                                     TO            TO             TO                TO            TO          TO
                                 12/31/2014    12/31/2013     12/31/2014        12/31/2013    12/31/2014  12/31/2013
                                ------------  ------------  --------------    --------------  ----------  ----------
OPERATIONS
  Net investment income
   (loss)...................... $ (7,572,049) $ (4,476,124) $  (29,783,719)   $  (26,630,610) $  (23,433) $  (21,134)
  Capital gains distributions
   received....................            -             -               -                 -           -           -
  Realized gain (loss) on
   shares redeemed.............    3,026,982     1,213,091      24,189,212        10,847,253      98,920      82,825
  Net change in unrealized
   gain (loss) on
   investments.................   25,913,736    53,364,593      61,847,674       153,604,948      63,160     349,719
                                ------------  ------------  --------------    --------------  ----------  ----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................   21,368,669    50,101,560      56,253,167       137,821,591     138,647     411,410
                                ------------  ------------  --------------    --------------  ----------  ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................  159,721,258    88,100,355     142,942,954       248,708,654           -           -
  Annuity Payments.............            -             -        (641,920)       (1,073,364)          -           -
  Surrenders, withdrawals
   and death benefits..........  (12,553,380)   (9,989,932)    (76,760,244)      (65,572,039)    (78,113)   (183,528)
  Net transfers between
   other subaccounts or
   fixed rate option...........   19,296,295    37,182,891     (11,571,386)       62,469,275    (146,500)    (52,820)
  Other charges................     (181,161)     (119,679)    (15,408,957)      (12,660,326)     (2,209)     (2,734)
                                ------------  ------------  --------------    --------------  ----------  ----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  166,283,012   115,173,635      38,560,447       231,872,200    (226,822)   (239,082)
                                ------------  ------------  --------------    --------------  ----------  ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  187,651,681   165,275,195      94,813,614       369,693,791     (88,175)    172,328

NET ASSETS
  Beginning of period..........  358,116,971   192,841,776   1,757,752,503     1,388,058,712   1,674,483   1,502,155
  End of period................ $545,768,652  $358,116,971  $1,852,566,117    $1,757,752,503  $1,586,308  $1,674,483
                                ============  ============  ==============    ==============  ==========  ==========

  Beginning units..............   30,084,374    19,469,297     159,964,208       137,665,311     106,769     123,329
  Units issued.................   16,118,840    12,298,113      21,610,999        41,524,380          82       1,189
  Units redeemed...............   (2,249,716)   (1,683,036)    (18,097,958)      (19,225,483)    (13,905)    (17,749)
                                ------------  ------------  --------------    --------------  ----------  ----------
  Ending units.................   43,953,498    30,084,374     163,477,249       159,964,208      92,946     106,769
                                ============  ============  ==============    ==============  ==========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A53

                                             SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------

 AST PRUDENTIAL CORE BOND       AST NEUBERGER BERMAN                                 AST FRANKLIN TEMPLETON FOUNDING
         PORTFOLIO               CORE BOND PORTFOLIO      AST BOND PORTFOLIO 2023      FUNDS ALLOCATION PORTFOLIO
--------------------------    ------------------------  ---------------------------  ------------------------------
 01/01/2014      01/01/2013    01/01/2014   01/01/2013    01/01/2014    01/01/2013     01/01/2014      01/01/2013
     TO              TO            TO           TO            TO            TO             TO              TO
 12/31/2014      12/31/2013    12/31/2014   12/31/2013    12/31/2014    12/31/2013     12/31/2014      12/31/2013
------------    ------------  -----------  -----------  -------------  ------------  --------------  --------------
$ (2,274,171)   $ (1,926,260) $  (766,481) $  (649,415) $  (3,096,259) $ (2,950,258) $  (53,529,937) $  (49,114,991)
           -               -            -            -              -             -               -               -
     749,643         261,046      260,435      (22,660)     4,663,579    (5,518,193)     58,417,758      29,019,151
   9,020,445      (3,882,280)   1,926,951   (1,082,156)    13,892,738    (6,190,709)     46,472,246     616,326,369
------------    ------------  -----------  -----------  -------------  ------------  --------------  --------------

   7,495,917      (5,547,494)   1,420,905   (1,754,231)    15,460,058   (14,659,160)     51,360,067     596,230,529
------------    ------------  -----------  -----------  -------------  ------------  --------------  --------------

   7,078,819      12,673,997    1,156,462    1,243,981          6,395             -      27,873,122     192,841,777
           -               -            -            -              -             -        (272,639)       (124,861)
  (6,308,895)     (3,760,888)  (2,676,444)  (1,758,911)    (9,105,255)  (10,243,561)   (100,533,983)    (64,204,348)
  36,193,236      17,483,188   18,200,206    3,346,645   (112,260,707)  192,799,117     (67,017,036)    162,671,889
  (1,950,871)     (1,671,903)    (418,863)    (342,765)       (61,621)      (82,612)    (32,123,318)    (29,500,909)
------------    ------------  -----------  -----------  -------------  ------------  --------------  --------------

  35,012,289      24,724,394   16,261,361    2,488,950   (121,421,188)  182,472,944    (172,073,854)    261,683,548
------------    ------------  -----------  -----------  -------------  ------------  --------------  --------------

  42,508,206      19,176,900   17,682,266      734,719   (105,961,130)  167,813,784    (120,713,787)    857,914,077

 151,662,516     132,485,616   38,272,267   37,537,548    199,986,371    32,172,587   3,294,489,549   2,436,575,472
$194,170,722    $151,662,516  $55,954,533  $38,272,267  $  94,025,241  $199,986,371  $3,173,775,762  $3,294,489,549
============    ============  ===========  ===========  =============  ============  ==============  ==============

  14,766,580      12,450,744    3,858,589    3,617,299     21,962,329     3,101,105     250,382,552     226,666,618
   7,107,452       8,852,454    3,235,590    2,811,371      1,472,621    44,646,062      10,174,964      61,116,971
  (3,772,340)     (6,536,618)  (1,639,767)  (2,570,081)   (14,049,075)  (25,784,838)    (22,961,019)    (37,401,037)
------------    ------------  -----------  -----------  -------------  ------------  --------------  --------------
  18,101,692      14,766,580    5,454,412    3,858,589      9,385,875    21,962,329     237,596,497     250,382,552
============    ============  ===========  ===========  =============  ============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A54

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                 SUBACCOUNTS
                                ----------------------------------------------------------------------------
                                                                 AST WESTERN ASSET
                                  AST NEW DISCOVERY ASSET      EMERGING MARKETS DEBT        AST MFS LARGE-CAP
                                   ALLOCATION PORTFOLIO              PORTFOLIO               VALUE PORTFOLIO
                                --------------------------    ----------------------    ------------------------
                                 01/01/2014    01/01/2013     01/01/2014  01/01/2013     01/01/2014   01/01/2013
                                     TO            TO             TO          TO             TO           TO
                                 12/31/2014    12/31/2013     12/31/2014  12/31/2013     12/31/2014   12/31/2013
                                ------------  ------------    ----------  ----------    -----------  -----------
OPERATIONS
  Net investment income
   (loss)...................... $ (7,036,195) $ (4,481,318)   $  (26,044) $  (16,548)   $  (362,769) $  (120,298)
  Capital gains distributions
   received....................            -             -             -           -              -            -
  Realized gain (loss) on
   shares redeemed.............    5,462,919     3,247,233        (6,330)    (50,609)       668,903      179,277
  Net change in unrealized
   gain (loss) on
   investments.................   16,704,893    44,858,695       (16,733)    (66,215)     1,804,277    1,869,803
                                ------------  ------------    ----------  ----------    -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................   15,131,617    43,624,610       (49,107)   (133,372)     2,110,411    1,928,782
                                ------------  ------------    ----------  ----------    -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................   94,831,389   104,121,005     1,185,465   1,061,079      3,091,988      892,564
  Annuity Payments.............      (19,077)      (13,612)            -           -              -            -
  Surrenders, withdrawals
   and death benefits..........  (10,492,272)   (5,576,766)     (113,418)    (36,709)      (797,567)    (194,854)
  Net transfers between
   other subaccounts or
   fixed rate option...........   13,353,387    55,615,942        51,582      99,767     12,408,242   12,323,038
  Other charges................   (4,598,440)   (2,719,659)       (1,245)       (436)      (183,954)     (62,622)
                                ------------  ------------    ----------  ----------    -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................   93,074,987   151,426,910     1,122,384   1,123,701     14,518,709   12,958,126
                                ------------  ------------    ----------  ----------    -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  108,206,604   195,051,520     1,073,277     990,329     16,629,120   14,886,908

NET ASSETS
  Beginning of period..........  383,555,152   188,503,632     1,403,999     413,670     15,935,520    1,048,612
  End of period................ $491,761,756  $383,555,152    $2,477,276  $1,403,999    $32,564,640  $15,935,520
                                ============  ============    ==========  ==========    ===========  ===========

  Beginning units..............   31,972,895    18,255,505       149,931      39,790      1,182,619      102,774
  Units issued.................   12,679,009    19,355,294       192,819     283,141      1,742,149    1,406,904
  Units redeemed...............   (4,788,145)   (5,637,904)      (79,310)   (173,000)      (688,466)    (327,059)
                                ------------  ------------    ----------  ----------    -----------  -----------
  Ending units.................   39,863,759    31,972,895       263,440     149,931      2,236,302    1,182,619
                                ============  ============    ==========  ==========    ===========  ===========


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A55

                                      SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------
                                AST AQR EMERGING      AST CLEARBRIDGE DIVIDEND     AST QMA EMERGING
 AST BOND PORTFOLIO 2024     MARKETS EQUITY PORTFOLIO     GROWTH PORTFOLIO      MARKETS EQUITY PORTFOLIO
-------------------------    ----------------------   ------------------------  ----------------------
 01/01/2014     01/02/2013*  01/01/2014   02/25/2013*  01/01/2014  02/25/2013*  01/01/2014   02/25/2013*
     TO             TO           TO           TO           TO          TO           TO           TO
 12/31/2014     12/31/2013   12/31/2014   12/31/2013   12/31/2014  12/31/2013   12/31/2014   12/31/2013
------------    -----------  ----------   ----------- -----------  -----------  ----------   -----------
$ (1,029,700)   $  (798,583) $  (23,844)  $   (4,605) $  (530,524) $   (96,396) $  (12,728)   $ (2,023)
           -              -           -            -            -            -           -           -
   1,793,465     (1,642,041)      5,809       (1,248)     621,472       54,692       5,238      (1,053)
   5,530,676     (1,908,586)    (95,972)      23,302    3,656,110    1,158,435     (76,538)      6,570
------------    -----------  ----------   ----------  -----------  -----------  ----------    --------

   6,294,441     (4,349,210)   (114,007)      17,449    3,747,058    1,116,731     (84,028)      3,494
------------    -----------  ----------   ----------  -----------  -----------  ----------    --------

       3,202          5,286     873,569      481,494    2,069,822      657,686     935,910     279,976
           -              -           -            -            -            -           -           -
  (3,240,518)    (2,355,345)   (416,468)     (18,452)  (1,725,248)    (151,814)    (22,438)       (227)
 (10,331,167)    69,943,854     497,214      703,457   32,183,958   16,226,085     343,307     183,563
     (24,950)          (692)     (1,215)        (164)    (270,908)     (48,264)       (819)        (44)
------------    -----------  ----------   ----------  -----------  -----------  ----------    --------

 (13,593,433)    67,593,103     953,100    1,166,335   32,257,624   16,683,693   1,255,960     463,268
------------    -----------  ----------   ----------  -----------  -----------  ----------    --------

  (7,298,992)    63,243,893     839,093    1,183,784   36,004,682   17,800,424   1,171,932     466,762
  63,243,893              -   1,183,784            -   17,800,424            -     466,762           -
$ 55,944,901    $63,243,893  $2,022,877   $1,183,784  $53,805,106  $17,800,424  $1,638,694    $466,762
============    ===========  ==========   ==========  ===========  ===========  ==========    ========

   7,249,026              -     116,897            -    1,526,307            -      48,486           -
   5,617,976     15,011,644     198,761      159,464    3,632,709    1,861,795     177,464      53,752
  (7,157,004)    (7,762,618)   (106,926)     (42,567)  (1,027,175)    (335,488)    (51,184)     (5,266)
------------    -----------  ----------   ----------  -----------  -----------  ----------    --------
   5,709,998      7,249,026     208,732      116,897    4,131,841    1,526,307     174,766      48,486
============    ===========  ==========   ==========  ===========  ===========  ==========    ========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A56

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                    SUBACCOUNTS
                                -------------------------------------------------------------------------------------
                                   AST MULTI-SECTOR FIXED           AST BLACKROCK          AST FRANKLIN TEMPLETON
                                      INCOME PORTFOLIO          ISHARES ETF PORTFOLIO    FOUNDING FUNDS PLUS PORTFOLIO
                                ----------------------------  -------------------------  ----------------------------
                                  01/01/2014     02/25/2013*   01/01/2014   04/29/2013*   01/01/2014     04/29/2013*
                                      TO             TO            TO           TO            TO             TO
                                  12/31/2014     12/31/2013    12/31/2014   12/31/2013    12/31/2014     12/31/2013
                                --------------  ------------  ------------  -----------  ------------   ------------
OPERATIONS
  Net investment income
   (loss)...................... $  (30,113,342) $ (3,378,731) $ (2,144,060) $  (475,341) $ (8,719,364)  $ (1,755,379)
  Capital gains distributions
   received....................              -             -             -            -             -              -
  Realized gain (loss) on
   shares redeemed.............         23,331       (31,378)      477,638       51,320     2,409,174        119,709
  Net change in unrealized
   gain (loss) on
   investments.................    141,380,488     3,882,378     3,752,108    3,825,057     4,995,592     19,420,228
                                --------------  ------------  ------------  -----------  ------------   ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................    111,290,477       472,269     2,085,686    3,401,036    (1,314,598)    17,784,558
                                --------------  ------------  ------------  -----------  ------------   ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................  1,662,743,786   699,529,215    75,973,343   54,750,116   260,221,655    150,243,590
  Annuity Payments.............              -             -             -            -             -              -
  Surrenders, withdrawals
   and death benefits..........    (53,491,779)   (5,610,348)   (3,391,674)    (555,125)  (12,349,731)    (2,096,780)
  Net transfers between
   other subaccounts or
   fixed rate option...........      5,276,919     1,262,782    27,405,502   29,294,747   126,419,837    184,801,006
  Other charges................       (147,809)            -    (1,442,256)    (251,659)   (6,008,360)    (1,014,858)
                                --------------  ------------  ------------  -----------  ------------   ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  1,614,381,117   695,181,649    98,544,915   83,238,079   368,283,401    331,932,958
                                --------------  ------------  ------------  -----------  ------------   ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  1,725,671,594   695,653,918   100,630,601   86,639,115   366,968,803    349,717,516

NET ASSETS
  Beginning of period..........    695,653,918             -    86,639,115            -   349,717,516              -
  End of period................ $2,421,325,512  $695,653,918  $187,269,716  $86,639,115  $716,686,319   $349,717,516
                                ==============  ============  ============  ===========  ============   ============

  Beginning units..............     73,129,351             -     8,247,457            -    32,310,421              -
  Units issued.................    172,091,562    77,347,847    11,130,772    9,433,133    42,384,773     34,505,227
  Units redeemed...............    (11,823,918)   (4,218,496)   (1,896,907)  (1,185,676)   (9,158,646)    (2,194,806)
                                --------------  ------------  ------------  -----------  ------------   ------------
  Ending units.................    233,396,995    73,129,351    17,481,322    8,247,457    65,536,548     32,310,421
                                ==============  ============  ============  ===========  ============   ============

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A57

                                           SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
                                                                                              AST T. ROWE PRICE
   AST DEFENSIVE ASSET          AST AQR LARGE-CAP        AST QMA LARGE-CAP       AST BOND    GROWTH OPPORTUNITIES
   ALLOCATION PORTFOLIO             PORTFOLIO                PORTFOLIO        PORTFOLIO 2025      PORTFOLIO
-------------------------    ----------------------   ----------------------  -------------- --------------------
 01/01/2014   04/29/2013*    01/01/2014  04/29/2013*  01/01/2014  04/29/2013*  01/02/2014*       02/10/2014*
     TO           TO             TO          TO           TO          TO            TO                TO
 12/31/2014   12/31/2013     12/31/2014  12/31/2013   12/31/2014  12/31/2013    12/31/2014        12/31/2014
------------  -----------    ----------  -----------  ----------  ----------- -------------- --------------------
$ (2,018,021) $  (459,862)   $  (16,350)  $  (3,614)  $  (10,744)  $   (410)   $  (179,787)      $ (1,879,043)
           -            -             -           -            -          -              -                  -
   1,451,784      121,572        53,927      10,275       16,112        131        150,336             (2,176)
   4,219,183    1,261,341       126,616      49,479       98,174      8,263      1,143,168          6,487,604
------------  -----------    ----------   ---------   ----------   --------    -----------       ------------

   3,652,946      923,051       164,193      56,140      103,542      7,984      1,113,717          4,606,385
------------  -----------    ----------   ---------   ----------   --------    -----------       ------------

  62,380,086   38,098,449     1,223,356     545,118    1,144,336     58,785              -        256,498,083
           -            -             -           -            -          -              -                  -
  (8,483,912)    (934,571)      (56,692)   (101,746)    (452,363)    (1,279)      (895,718)          (625,141)
  41,617,550   42,249,852       430,743     266,182    1,522,261     70,203     30,013,158         26,608,591
  (1,317,188)    (270,330)         (494)        (28)        (473)       (38)        (1,261)        (1,290,981)
------------  -----------    ----------   ---------   ----------   --------    -----------       ------------

  94,196,536   79,143,400     1,596,913     709,526    2,213,761    127,671     29,116,179        281,190,552
------------  -----------    ----------   ---------   ----------   --------    -----------       ------------

  97,849,482   80,066,451     1,761,106     765,666    2,317,303    135,655     30,229,896        285,796,937

  80,066,451            -       765,666           -      135,655          -              -                  -
$177,915,933  $80,066,451    $2,526,772   $ 765,666   $2,452,958   $135,655    $30,229,896       $285,796,937
============  ===========    ==========   =========   ==========   ========    ===========       ============

   8,260,335            -        65,727           -       11,602          -              -                  -
  17,464,701   10,995,003       202,066     127,930      270,886     11,821      3,392,539         27,909,723
  (7,986,047)  (2,734,668)      (68,490)    (62,203)     (85,442)      (219)      (711,428)          (759,180)
------------  -----------    ----------   ---------   ----------   --------    -----------       ------------
  17,738,989    8,260,335       199,303      65,727      197,046     11,602      2,681,111         27,150,543
============  ===========    ==========   =========   ==========   ========    ===========       ============

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A58

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                    SUBACCOUNTS
                                -----------------------------------------------------------------------------------
                                   AST GOLDMAN       AST T. ROWE    AST PRUDENTIAL                    AST FRANKLIN
                                  SACHS GLOBAL    PRICE DIVERSIFIED    FLEXIBLE     AST BLACKROCK     TEMPLETON K2
                                GROWTH ALLOCATION    REAL GROWTH    MULTI-STRATEGY   MULTI-ASSET    GLOBAL ABSOLUTE
                                    PORTFOLIO         PORTFOLIO       PORTFOLIO    INCOME PORTFOLIO RETURN PORTFOLIO
                                ----------------- ----------------- -------------- ---------------- ----------------
                                   04/28/2014*       04/28/2014*     04/28/2014*     04/28/2014*      04/28/2014*
                                       TO                TO               TO              TO               TO
                                   12/31/2014        12/31/2014       12/31/2014      12/31/2014       12/31/2014
                                ----------------- ----------------- -------------- ---------------- ----------------
OPERATIONS
  Net investment income
   (loss)......................    $   (5,743)       $  (14,612)      $   (8,304)     $  (10,449)      $   (2,519)
  Capital gains distributions
   received....................             -                 -                -               -                -
  Realized gain (loss) on
   shares redeemed.............        (4,635)           (1,395)           1,386          (2,948)          (1,230)
  Net change in unrealized
   gain (loss) on
   investments.................         8,702            14,228           59,993         (40,442)         (24,366)
                                   ----------        ----------       ----------      ----------       ----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................        (1,676)           (1,779)          53,075         (53,839)         (28,115)
                                   ----------        ----------       ----------      ----------       ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................     3,557,839         7,576,127        4,899,088       7,526,860        1,743,586
  Annuity Payments.............             -                 -                -               -                -
  Surrenders, withdrawals
   and death benefits..........       (21,482)          (22,551)         (35,360)        (30,633)          (3,624)
  Net transfers between
   other subaccounts or
   fixed rate option...........       222,223           576,821          191,493          93,686           35,532
  Other charges................        (3,551)          (10,224)          (5,279)         (5,806)          (1,223)
                                   ----------        ----------       ----------      ----------       ----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................     3,755,029         8,120,173        5,049,942       7,584,107        1,774,271
                                   ----------        ----------       ----------      ----------       ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................     3,753,353         8,118,394        5,103,017       7,530,268        1,746,156

NET ASSETS
  Beginning of period..........             -                 -                -               -                -
  End of period................    $3,753,353        $8,118,394       $5,103,017      $7,530,268       $1,746,156
                                   ==========        ==========       ==========      ==========       ==========

  Beginning units..............             -                 -                -               -                -
  Units issued.................       402,378           817,899          560,309         802,963          202,108
  Units redeemed...............       (35,969)          (33,776)         (76,318)        (47,277)         (21,893)
                                   ----------        ----------       ----------      ----------       ----------
  Ending units.................       366,409           784,123          483,991         755,686          180,215
                                   ==========        ==========       ==========      ==========       ==========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A59

                                        SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------
                 AST MANAGED  AST FQ ABSOLUTE     AST JENNISON        AST GOLDMAN      AST LEGG MASON
  AST MANAGED    FIXED-INCOME RETURN CURRENCY GLOBAL INFRASTRUCTURE SACHS STRATEGIC  DIVERSIFIED GROWTH
EQUITY PORTFOLIO  PORTFOLIO      PORTFOLIO          PORTFOLIO       INCOME PORTFOLIO     PORTFOLIO
---------------- ------------ --------------- --------------------- ---------------- ------------------
  04/28/2014*    04/28/2014*    04/28/2014*        04/28/2014*        04/28/2014*       11/24/2014*
       TO             TO            TO                 TO                  TO                TO
   12/31/2014     12/31/2014    12/31/2014         12/31/2014          12/31/2014        12/31/2014
---------------- ------------ --------------- --------------------- ---------------- ------------------
   $   (4,223)    $   (7,890)    $   (266)          $ (1,029)          $   (1,929)       $   (2,674)
            -              -            -                  -                    -                 -
           74            (33)        (665)              (110)              (2,033)                1
       14,431        (21,477)      (5,713)            (5,061)             (13,376)           23,002
   ----------     ----------     --------           --------           ----------        ----------

       10,282        (29,400)      (6,644)            (6,200)             (17,338)           20,329
   ----------     ----------     --------           --------           ----------        ----------

    2,410,964      4,431,706      307,415            863,540            1,191,842         3,739,405
            -              -            -                  -                    -                 -
      (18,041)       (40,289)           -             (2,037)              (4,172)                -
      185,293           (945)      17,579             78,869               79,068           692,427
       (2,692)        (5,272)         (92)              (667)              (1,103)                -
   ----------     ----------     --------           --------           ----------        ----------

    2,575,524      4,385,200      324,902            939,705            1,265,635         4,431,832
   ----------     ----------     --------           --------           ----------        ----------

    2,585,806      4,355,800      318,258            933,505            1,248,297         4,452,161

            -              -            -                  -                    -                 -
   $2,585,806     $4,355,800     $318,258           $933,505           $1,248,297        $4,452,161
   ==========     ==========     ========           ========           ==========        ==========

            -              -            -                  -                    -                 -
      259,433        493,663       35,537             90,397              137,025           448,724
       (8,107)       (59,214)      (2,760)              (713)              (8,734)             (914)
   ----------     ----------     --------           --------           ----------        ----------
      251,326        434,449       32,777             89,684              128,291           447,810
   ==========     ==========     ========           ========           ==========        ==========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A60

                       NOTES TO FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                               DECEMBER 31, 2014

NOTE 1: GENERAL

        Pruco Life Flexible Premium Variable Annuity Account (the "Account") was established on June 16, 1995 under Arizona law as a separate investment account of Pruco Life Insurance Company ("Pruco Life"), which is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"). Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Pruco Life's other assets and liabilities. Proceeds from purchases of the following variable annuity contracts, listed below, are invested in the Account (individually, the "Contract" and collectively, the "Contracts"). The portion of the Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business Pruco Life may conduct.

        Strategic Partners Variable Annuity One
        Strategic Partners Variable Annuity One 3
        Strategic Partners Select
        Strategic Partners Advisor
        Strategic Partners Plus
        Strategic Partners FlexElite
        Discovery Preferred
        Discovery Select
        Discovery Choice
        Prudential Premier B, L, X Series
        Prudential Premier Bb Series
        Prudential Premier Retirement X, B, L, C Series
        Prudential Premier Advisor
        Prudential Premier Retirement Variable Annuity
        Prudential Defined Income Annuity
        Prudential Premier Investment Variable Annuity B, C Series

        The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for the Contracts. There are one hundred thirty eight subaccounts within the Account, of which one hundred thirty seven had activity during 2014. Each Contract offers the option to invest in various subaccounts, each of which invests in either a corresponding portfolio of The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (individually, a "Portfolio" and collectively, the "Portfolios"). Investment options vary by Contracts.

        The name of each Portfolio and the corresponding subaccount name are as follows:
Prudential Money Market Portfolio
Prudential Diversified Bond Portfolio
Prudential Equity Portfolio
Prudential Flexible Managed Portfolio
Prudential Conservative Balanced Portfolio
Prudential Value Portfolio
Prudential High Yield Bond Portfolio
Prudential Natural Resources Portfolio
Prudential Stock Index Portfolio
Prudential Global Portfolio
Prudential Jennison Portfolio
Prudential Small Capitalization Stock Portfolio
T. Rowe Price International Stock Portfolio
T. Rowe Price Equity Income Portfolio (Investor Class)
Invesco V.I. Core Equity Fund (Series I)
Janus Aspen Janus Portfolio (Institutional Shares)
Janus Aspen Overseas Portfolio (Institutional Shares)
MFS(R) Research Series (Initial Class)
MFS(R) Growth Series (Initial Class)
VP Value Fund (Class I)
Franklin Small-Mid Cap Growth VIP Fund (Class 2)
Prudential Jennison 20/20 Focus Portfolio
Davis Value Portfolio
AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
Prudential SP Small Cap Value Portfolio
Janus Aspen Janus Portfolio (Service Shares)
Prudential SP Prudential U.S. Emerging Growth Portfolio
Prudential SP International Growth Portfolio
Prudential SP International Value Portfolio
AST Goldman Sachs Large-Cap Value Portfolio
AST Schroders Multi-Asset World Strategies Portfolio
AST Cohen & Steers Realty Portfolio
AST J.P. Morgan Strategic Opportunities Portfolio
AST Herndon Large-Cap Value Portfolio
AST High Yield Portfolio
AST Small-Cap Growth Opportunities Portfolio
AST Mid-Cap Value Portfolio
AST Small-Cap Value Portfolio
AST Goldman Sachs Concentrated Growth Portfolio**
AST Goldman Sachs Mid-Cap Growth Portfolio
AST Large-Cap Value Portfolio
AST Lord Abbett Core Fixed Income Portfolio
AST Loomis Sayles Large-Cap Growth Portfolio

                                      A61

AST MFS Growth Portfolio
AST Neuberger Berman Mid-Cap Growth Portfolio
AST Neuberger Berman / LSV Mid-Cap Value Portfolio
AST PIMCO Limited Maturity Bond Portfolio
AST T. Rowe Price Equity Income Portfolio
AST QMA US Equity Alpha Portfolio
AST T. Rowe Price Natural Resources Portfolio
AST T. Rowe Price Asset Allocation Portfolio
AST MFS Global Equity Portfolio
AST J.P. Morgan International Equity Portfolio
AST Templeton Global Bond Portfolio
AST Wellington Management Hedged Equity Portfolio
AST Capital Growth Asset Allocation Portfolio
AST Academic Strategies Asset Allocation Portfolio
AST Balanced Asset Allocation Portfolio
AST Preservation Asset Allocation Portfolio
AST FI Pyramis Quantitative Portfolio
AST Prudential Growth Allocation Portfolio
AST Advanced Strategies Portfolio
AST T. Rowe Price Large-Cap Growth Portfolio
AST Money Market Portfolio
AST Small-Cap Growth Portfolio
AST PIMCO Total Return Bond Portfolio
AST International Value Portfolio
AST International Growth Portfolio
NVIT Developing Markets Fund (Class II)
AST Investment Grade Bond Portfolio
AST Western Asset Core Plus Bond Portfolio
AST Bond Portfolio 2018
AST Bond Portfolio 2019
AST Global Real Estate Portfolio
AST Parametric Emerging Markets Equity Portfolio
AST Goldman Sachs Small-Cap Value Portfolio
AST Schroders Global Tactical Portfolio
AST RCM World Trends Portfolio
AST J.P. Morgan Global Thematic Portfolio
AST Goldman Sachs Multi-Asset Portfolio
AST FI Pyramis(R) Asset Allocation Portfolio
ProFund VP Consumer Services
ProFund VP Consumer Goods Portfolio
ProFund VP Financials
ProFund VP Health Care
ProFund VP Industrials
ProFund VP Mid-Cap Growth
ProFund VP Mid-Cap Value
ProFund VP Real Estate
ProFund VP Small-Cap Growth
ProFund VP Small-Cap Value
ProFund VP Telecommunications
ProFund VP Utilities
ProFund VP Large-Cap Growth
ProFund VP Large-Cap Value
AST Boston Partners Large-Cap Value Portfolio
AST Jennison Large-Cap Growth Portfolio
AST Bond Portfolio 2020
AST Bond Portfolio 2017
AST Bond Portfolio 2021
Wells Fargo Advantage VT International Equity Fund (Class 1)
Wells Fargo Advantage VT Omega Growth Fund (Class 1)
Wells Fargo Advantage VT Small Cap Growth Fund (Class 1)
Wells Fargo Advantage VT Small Cap Value Fund (Class 1)
AST Bond Portfolio 2022
AST Quantitative Modeling Portfolio
AST BlackRock Global Strategies Portfolio
Wells Fargo Advantage VT Opportunity Fund (Class 1)
AST Prudential Core Bond Portfolio
AST Neuberger Berman Core Bond Portfolio
AST Bond Portfolio 2023
AST Franklin Templeton Founding Funds Allocation Portfolio
AST New Discovery Asset Allocation Portfolio
AST Western Asset Emerging Markets Debt Portfolio
AST MFS Large-Cap Value Portfolio
AST Bond Portfolio 2024
AST AQR Emerging Markets Equity Portfolio
AST ClearBridge Dividend Growth Portfolio
AST QMA Emerging Markets Equity Portfolio
AST Multi-Sector Fixed Income Portfolio
AST BlackRock iShares ETF Portfolio
AST Franklin Templeton Founding Funds Plus Portfolio
AST Defensive Asset Allocation Portfolio
AST AQR Large-Cap Portfolio
AST QMA Large-Cap Portfolio
AST Bond Portfolio 2025
AST T. Rowe Price Growth Opportunities Portfolio
AST Goldman Sachs Global Growth Allocation Portfolio
AST T. Rowe Price Diversified Real Growth Portfolio
AST Prudential Flexible Multi-Strategy Portfolio
AST BlackRock Multi-Asset Income Portfolio
AST Franklin Templeton K2 Global Absolute Return Portfolio
AST Managed Equity Portfolio
AST Managed Fixed-Income Portfolio
AST FQ Absolute Return Currency Portfolio
AST Jennison Global Infrastructure Portfolio
AST Goldman Sachs Strategic Income Portfolio
AST Legg Mason Diversified Growth Portfolio
AST Bond Portfolio 2016*
        --------
        * Subaccount was available for investment but had no assets as of December 31, 2014.
        ** Subaccount was no longer available for investment at December 31, 2014.

                                      A62

        The following table sets forth the dates at which mergers took place in the Account along with relevant information pertaining to each merger. The transfer from the old subaccounts to the new subaccounts are reflected in the Statements of Changes in Net Assets for the year ended December 31, 2014 as net transfers between subaccounts. The transfer occurred as follows:

                                 REMOVED PORTFOLIO          SURVIVING PORTFOLIO
FEBRUARY 7, 2014           ----------------------------- --------------------------
                                 AST GOLDMAN SACHS           AST LOOMIS SAYLES
                           CONCENTRATED GROWTH PORTFOLIO LARGE-CAP GROWTH PORTFOLIO
                           ----------------------------- --------------------------
Shares....................            3,818,327                    5,349,663
Net asset value per share.         $      40.07                 $      28.60
Net assets before merger..         $153,000,361                 $244,835,143
Net assets after merger...         $          -                 $397,835,504

        The Portfolios are diversified open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential. Each of the variable investment options of the Account indirectly bears exposure to the market, credit and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES

        The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946--Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. Subsequent events have been evaluated through the date these financial statements were issued.

        Investments--The investments in shares of the Portfolios are stated at the reported net asset value of the respective Portfolios and is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the Statements of Operations of the applicable subaccount.

        Security Transactions--Realized gains and losses on security transactions are determined based upon an average cost of the investment sold. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

        Dividend Income and Distributions Received--Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

NOTE 3: FAIR VALUE

        Fair Value Measurement--Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls

                                      A63
        is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

        Level 1--Fair value is based on unadjusted quoted prices in active markets that the Account can access.

        Level 2--Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.

        Level 3--Fair value is based on at least one or more significant unobservable inputs for the investment.

        As of December 31, 2014, management determined that the fair value inputs for all of the Account's investments, which consist solely of investments in open end mutual funds registered with the Securities and Exchange Commission, were considered Level 2.

        TRANSFERS BETWEEN LEVEL 1 AND LEVEL 2

        Transfers between levels are made to reflect changes in observability of inputs and market activity. During the year ended December 31, 2014, there were no transfers from Level 2 to Level 1. There were transfers from Level 1 to Level 2 as presented below. Transfers into or out of any level are based on values as of December 31, 2013.

   Invesco V.I. Core Equity Fund (Series I)..................... $97,179,814
   AllianceBernstein VPS Large Cap Growth Portfolio (Class B)...   7,205,255
   VP Value Fund (Class I)......................................  30,803,351
   Davis Value Portfolio........................................  30,760,095
   Franklin Small-Mid Cap Growth VIP Fund (Class 2).............  30,316,921
   Janus Aspen Janus Portfolio (Service Shares).................  12,064,745
   Janus Aspen Janus Portfolio (Institutional Shares)...........  63,509,198
   Janus Aspen Overseas Portfolio (Institutional Shares)........  96,032,116
   NVIT Developing Markets Fund (Class II)......................  10,904,677
   MFS(R) Growth Series (Initial Class).........................  64,474,846
   MFS(R) Research Series (Initial Class).......................  21,699,752
   ProFund VP Consumer Services.................................     518,459
   ProFund VP Consumer Goods Portfolio..........................     404,042
   ProFund VP Financials........................................     863,069
   ProFund VP Health Care.......................................   1,795,350
   ProFund VP Industrials.......................................     421,843
   ProFund VP Mid-Cap Growth....................................     628,203
   ProFund VP Mid-Cap Value.....................................     759,404
   ProFund VP Real Estate.......................................     446,378
   ProFund VP Small-Cap Growth..................................   1,183,248
   ProFund VP Small-Cap Value...................................     448,176
   ProFund VP Telecommunications................................     161,079
   ProFund VP Utilities.........................................     559,971
   ProFund VP Large-Cap Growth..................................   1,188,375
   ProFund VP Large-Cap Value...................................   1,312,378
   T. Rowe Price Equity Income Portfolio (Investor Class).......  79,490,475
   T. Rowe Price International Stock Portfolio..................  22,371,031
   Wells Fargo Advantage VT International Equity Fund (Class 1).     596,605
   Wells Fargo Advantage VT Omega Growth Fund (Class 1).........   1,416,984
   Wells Fargo Advantage VT Small Cap Growth Fund (Class 1).....     602,307
   Wells Fargo Advantage VT Small Cap Value Fund (Class 1)......   1,184,928

                                      A64

NOTE 4: TAXES

        Pruco Life is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial's consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law.

NOTE 5: PURCHASES AND SALES OF INVESTMENTS

        The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the year ended December 31, 2014 were as follows:

                                                             PURCHASES      SALES
                                                            ------------ ------------
Prudential Money Market Portfolio.......................... $ 23,533,228 $ 50,634,585
Prudential Diversified Bond Portfolio......................    1,782,764   25,281,431
Prudential Equity Portfolio................................    1,655,344   28,658,338
Prudential Flexible Managed Portfolio......................      161,261    2,007,183
Prudential Conservative Balanced Portfolio.................      388,668    2,850,470
Prudential Value Portfolio.................................    2,187,682   51,726,650
Prudential High Yield Bond Portfolio.......................    6,843,946   35,549,422
Prudential Natural Resources Portfolio.....................      153,771    1,097,569
Prudential Stock Index Portfolio...........................    6,383,161   50,538,211
Prudential Global Portfolio................................      816,959    9,176,489
Prudential Jennison Portfolio..............................    2,168,369   51,191,253
Prudential Small Capitalization Stock Portfolio............      818,292    9,562,593
T. Rowe Price International Stock Portfolio................      390,366    2,267,531
T. Rowe Price Equity Income Portfolio - Investor Class.....      551,755   10,552,099
Invesco V.I. Core Equity Fund - Series I...................       87,583   13,979,523
Janus Aspen Janus Portfolio - Institutional Shares.........      298,565    8,456,041
Janus Aspen Overseas Portfolio - Institutional Shares......      156,872   10,367,837
MFS(R) Research Series - Initial Class.....................       95,544    3,496,974
MFS(R) Growth Series - Initial Class.......................      610,140    8,779,998
VP Value Fund - Class I....................................      951,462    4,689,389
Franklin Small-Mid Cap Growth VIP Fund - Class 2...........      421,884    4,315,940
Prudential Jennison 20/20 Focus Portfolio..................      684,488    7,077,153
Davis Value Portfolio......................................      168,544    3,861,285
AllianceBernstein VPS Large Cap Growth Portfolio - Class B.    1,227,803    1,680,359
Prudential SP Small Cap Value Portfolio....................    2,400,095   19,590,712
Janus Aspen Janus Portfolio - Service Shares...............      312,444    2,314,143
Prudential SP Prudential U.S. Emerging Growth Portfolio....    1,410,485   23,077,556
Prudential SP International Growth Portfolio...............    1,256,696    7,002,937
Prudential SP International Value Portfolio................      999,891    6,578,381
AST Goldman Sachs Large-Cap Value Portfolio................   51,842,151   42,840,388
AST Schroders Multi-Asset World Strategies Portfolio.......  142,367,027  315,505,538
AST Cohen & Steers Realty Portfolio........................   49,138,224   51,617,450
AST J.P. Morgan Strategic Opportunities Portfolio..........  110,867,277  162,525,000
AST Herndon Large-Cap Value Portfolio......................   18,185,726   30,692,403
AST High Yield Portfolio...................................   60,947,998   79,203,564
AST Small-Cap Growth Opportunities Portfolio...............   41,462,818   45,327,215
AST Mid-Cap Value Portfolio................................   21,250,757   26,795,442
AST Small-Cap Value Portfolio..............................   19,386,826   33,541,462
AST Goldman Sachs Concentrated Growth Portfolio............    2,532,873  158,484,382
AST Goldman Sachs Mid-Cap Growth Portfolio.................   38,083,494   56,944,235
AST Large-Cap Value Portfolio..............................   59,264,161   65,039,641
AST Lord Abbett Core Fixed Income Portfolio................   90,471,951   64,319,959
AST Loomis Sayles Large-Cap Growth Portfolio...............  183,503,524   77,072,997
AST MFS Growth Portfolio...................................   27,182,795   28,162,043
AST Neuberger Berman Mid-Cap Growth Portfolio..............   51,275,124   60,800,501
AST Neuberger Berman / LSV Mid-Cap Value Portfolio.........   52,573,096   56,211,856

                                      A65

                                                                PURCHASES        SALES
                                                              -------------- --------------
AST PIMCO Limited Maturity Bond Portfolio.................... $   34,334,706 $   57,863,568
AST T. Rowe Price Equity Income Portfolio....................     37,196,752     43,663,379
AST QMA US Equity Alpha Portfolio............................     71,334,547     24,703,402
AST T. Rowe Price Natural Resources Portfolio................     68,960,821     81,045,478
AST T. Rowe Price Asset Allocation Portfolio.................    660,898,450    415,689,129
AST MFS Global Equity Portfolio..............................     84,139,074     59,866,258
AST J.P. Morgan International Equity Portfolio...............     39,523,713     31,505,932
AST Templeton Global Bond Portfolio..........................     22,651,006     26,950,890
AST Wellington Management Hedged Equity Portfolio............    375,424,020    122,343,875
AST Capital Growth Asset Allocation Portfolio................    786,300,781    400,069,828
AST Academic Strategies Asset Allocation Portfolio...........    197,038,805    582,825,552
AST Balanced Asset Allocation Portfolio......................    565,008,814    547,139,181
AST Preservation Asset Allocation Portfolio..................    304,430,661    559,881,516
AST FI Pyramis Quantitative Portfolio........................    222,244,728    259,092,444
AST Prudential Growth Allocation Portfolio...................    626,820,437    352,015,070
AST Advanced Strategies Portfolio............................    492,379,798    377,557,335
AST T. Rowe Price Large-Cap Growth Portfolio.................    120,743,595    108,139,259
AST Money Market Portfolio...................................    334,321,283    354,931,913
AST Small-Cap Growth Portfolio...............................     36,299,913     55,014,028
AST PIMCO Total Return Bond Portfolio........................    111,548,270    408,852,459
AST International Value Portfolio............................     22,366,319     18,001,482
AST International Growth Portfolio...........................     26,526,591     20,169,592
NVIT Developing Markets Fund - Class II......................        463,790      2,728,594
AST Investment Grade Bond Portfolio..........................  1,322,920,859  1,252,696,552
AST Western Asset Core Plus Bond Portfolio...................    138,011,673     67,756,729
AST Bond Portfolio 2018......................................      9,713,385     39,608,098
AST Bond Portfolio 2019......................................      2,274,227      9,432,779
AST Global Real Estate Portfolio.............................     15,817,226     21,179,077
AST Parametric Emerging Markets Equity Portfolio.............     50,161,925     63,353,261
AST Goldman Sachs Small-Cap Value Portfolio..................     59,607,721     59,616,276
AST Schroders Global Tactical Portfolio......................    296,320,298    207,431,209
AST RCM World Trends Portfolio...............................    294,486,876    234,872,442
AST J.P. Morgan Global Thematic Portfolio....................    201,183,271    171,186,686
AST Goldman Sachs Multi-Asset Portfolio......................    244,881,363    204,091,788
AST FI Pyramis(R) Asset Allocation Portfolio.................    347,701,675    119,202,200
ProFund VP Consumer Services.................................         82,584        246,743
ProFund VP Consumer Goods Portfolio..........................        163,444        223,941
ProFund VP Financials........................................        424,610        473,245
ProFund VP Health Care.......................................        848,018        884,145
ProFund VP Industrials.......................................        206,222        276,040
ProFund VP Mid-Cap Growth....................................        133,323        247,176
ProFund VP Mid-Cap Value.....................................      1,009,609      1,310,798
ProFund VP Real Estate.......................................        427,973        320,477
ProFund VP Small-Cap Growth..................................        676,382      1,085,306
ProFund VP Small-Cap Value...................................        384,999        593,019
ProFund VP Telecommunications................................         13,700         79,860
ProFund VP Utilities.........................................        430,919        335,913
ProFund VP Large-Cap Growth..................................        789,742        314,383
ProFund VP Large-Cap Value...................................        868,639        772,605
AST Boston Partners Large-Cap Value Portfolio................     17,964,322     18,353,337
AST Jennison Large-Cap Growth Portfolio......................     42,102,321     30,434,406
AST Bond Portfolio 2020......................................     19,357,642     25,460,893
AST Bond Portfolio 2017......................................     18,121,723     44,437,934
AST Bond Portfolio 2021......................................     64,734,811     52,360,016
Wells Fargo Advantage VT International Equity Fund - Class 1.          7,045        120,862
Wells Fargo Advantage VT Omega Growth Fund - Class 1.........          8,036        443,125
Wells Fargo Advantage VT Small Cap Growth Fund - Class 1.....         41,849        184,878
Wells Fargo Advantage VT Small Cap Value Fund - Class 1......         29,922        277,020
AST Bond Portfolio 2022......................................      8,717,492     31,221,995
AST Quantitative Modeling Portfolio..........................    173,885,352     15,174,389
AST BlackRock Global Strategies Portfolio....................    167,563,991    158,787,263

                                      A66

                                                              PURCHASES       SALES
                                                            -------------- ------------
Wells Fargo Advantage VT Opportunity Fund - Class 1........ $        1,334 $    256,353
AST Prudential Core Bond Portfolio.........................     57,657,696   24,919,578
AST Neuberger Berman Core Bond Portfolio...................     27,403,989   11,909,109
AST Bond Portfolio 2023....................................      8,955,342  133,472,789
AST Franklin Templeton Founding Funds Allocation Portfolio.     42,224,065  267,827,856
AST New Discovery Asset Allocation Portfolio...............    121,588,657   35,549,865
AST Western Asset Emerging Markets Debt Portfolio..........      1,860,333      763,993
AST MFS Large-Cap Value Portfolio..........................     21,635,667    7,479,727
AST Bond Portfolio 2024....................................     36,804,489   51,427,622
AST AQR Emerging Markets Equity Portfolio..................      1,876,221      946,965
AST ClearBridge Dividend Growth Portfolio..................     40,455,640    8,728,540
AST QMA Emerging Markets Equity Portfolio..................      1,662,994      419,762
AST Multi-Sector Fixed Income Portfolio....................  1,589,818,014    5,550,239
AST BlackRock iShares ETF Portfolio........................    107,069,446   10,668,591
AST Franklin Templeton Founding Funds Plus Portfolio.......    408,052,009   48,487,972
AST Defensive Asset Allocation Portfolio...................    145,079,789   52,901,274
AST AQR Large-Cap Portfolio................................      2,391,388      810,825
AST QMA Large-Cap Portfolio................................      3,280,033    1,077,016
AST Bond Portfolio 2025....................................     36,120,623    7,184,231
AST T. Rowe Price Growth Opportunities Portfolio...........    279,699,929      388,420
AST Goldman Sachs Global Growth Allocation Portfolio.......      4,202,378      453,092
AST T. Rowe Price Diversified Real Growth Portfolio........      8,522,366      416,805
AST Prudential Flexible Multi-Strategy Portfolio...........      5,691,211      649,573
AST BlackRock Multi-Asset Income Portfolio.................      7,936,722      363,064
AST Franklin Templeton K2 Global Absolute Return Portfolio.      1,976,587      204,835
AST Managed Equity Portfolio...............................      2,646,616       75,315
AST Managed Fixed-Income Portfolio.........................      4,898,348      521,038
AST FQ Absolute Return Currency Portfolio..................        351,810       27,174
AST Jennison Global Infrastructure Portfolio...............        945,622        6,946
AST Goldman Sachs Strategic Income Portfolio...............      1,346,822       83,116
AST Legg Mason Diversified Growth Portfolio................      4,429,719          561

NOTE 6: RELATED PARTY TRANSACTIONS

        The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping, administrative and customer service functions.

        The Prudential Series Fund has entered into a management agreement with Prudential Investments LLC ("PI") and the Advanced Series Trust has entered into a management agreement with PI and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together the "Investment Managers"). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers' performance of such services with respect to each Portfolio. The Investment Managers have entered into subadvisory agreements with several subadvisers, including Prudential Investment Management, Inc., Jennison Associates LLC, and Quantitative Management Associates, LLC, each of which are indirect, wholly-owned subsidiaries of Prudential Financial.

        The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC ("PIMS"), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of each Portfolio.

                                      A67

        No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.

        The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors Inc. ("PAD"), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each Portfolio. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.

        Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.

        Certain charges and fees for the portfolios may be waived and/or reimbursed by Prudential and its affiliates. Prudential and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential and its affiliates.

        See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement arrangements. The Account indirectly bears the expenses of the underlying portfolios in which it invests, including the related party expenses disclosed above.

NOTE 7: FINANCIAL HIGHLIGHTS

        Pruco Life sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

        The following table was developed by determining which products offered by Pruco Life and funded by the Account have the lowest and highest expense ratio. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the minimum and maximum Contract charges offered by Pruco Life as contract owners may not have selected all available and applicable Contract options.

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME     EXPENSE RATIO**    TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST     (000S)    RATIO*     LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ---------------------  -------- ----------   -----------------  ----------------
                                            PRUDENTIAL MONEY MARKET PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014  105,488 $0.94316 to  $ 9.92485 $123,830   0.00%/(1)/ 1.00%  to   2.10%  -2.06% to  -0.99%
December 31, 2013  127,983 $0.96168 to  $10.02367 $150,930   0.00%/(1)/ 1.00%  to   2.10%  -2.05% to  -0.99%
December 31, 2012  149,308 $0.98047 to  $10.12341 $177,543   0.01%      1.00%  to   2.10%  -2.05% to  -0.98%
December 31, 2011  171,807 $0.99939 to  $10.22387 $207,800   0.02%      1.00%  to   2.10%  -2.03% to  -0.96%
December 31, 2010  198,480 $1.01802 to  $10.32322 $242,080   0.03%      1.00%  to   2.45%  -2.36% to  -0.96%

                                          PRUDENTIAL DIVERSIFIED BOND PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014   72,636 $2.08421 to  $ 2.53667 $183,884   1.13%      1.35%  to   1.65%   5.36% to   5.67%
December 31, 2013   81,007 $1.97826 to  $ 2.40199 $194,199   3.94%      1.35%  to   1.65%  -2.33% to  -2.05%
December 31, 2012   93,666 $2.02539 to  $ 2.45301 $229,314   4.39%      1.35%  to   1.65%   8.88% to   9.20%
December 31, 2011  102,710 $1.86014 to  $ 2.24741 $230,380   4.29%      1.35%  to   1.65%   5.78% to   6.08%
December 31, 2010  114,526 $1.75857 to  $ 2.11964 $242,277   4.20%      1.35%  to   1.65%   8.78% to   9.10%

                                               PRUDENTIAL EQUITY PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014   71,107 $1.79101 to  $ 3.07736 $202,451   0.00%      1.35%  to   2.00%   5.59% to   6.27%
December 31, 2013   79,925 $1.69020 to  $ 2.89713 $214,130   0.00%      1.35%  to   2.00%  30.92% to  31.75%
December 31, 2012   90,862 $1.28661 to  $ 2.19998 $184,958   0.60%      1.35%  to   2.00%  11.45% to  12.17%
December 31, 2011  103,849 $1.15047 to  $ 1.96226 $188,373   0.68%      1.35%  to   2.00%  -5.36% to  -4.75%
December 31, 2010  120,853 $1.21137 to  $ 2.06117 $229,570   0.79%      1.35%  to   2.00%   9.71% to  10.41%

                                      A68

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ---------------------  -------- ---------- -----------------  ------------------
                                          PRUDENTIAL FLEXIBLE MANAGED PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014    5,009 $2.77211 to  $ 2.77211 $ 13,886   0.00%    1.40%  to   1.40%    9.52% to    9.52%
December 31, 2013    5,642 $2.53115 to  $ 2.53115 $ 14,280   0.00%    1.40%  to   1.40%   18.48% to   18.48%
December 31, 2012    6,313 $2.13628 to  $ 2.13628 $ 13,487   1.92%    1.40%  to   1.40%   11.80% to   11.80%
December 31, 2011    7,096 $1.91077 to  $ 1.91077 $ 13,559   1.97%    1.40%  to   1.40%    2.90% to    2.90%
December 31, 2010    7,982 $1.85698 to  $ 1.85698 $ 14,822   2.24%    1.40%  to   1.40%   10.48% to   10.48%

                                       PRUDENTIAL CONSERVATIVE BALANCED PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014    7,302 $2.57585 to  $ 2.57585 $ 18,808   0.00%    1.40%  to   1.40%    7.27% to    7.27%
December 31, 2013    8,177 $2.40130 to  $ 2.40130 $ 19,636   0.00%    1.40%  to   1.40%   14.55% to   14.55%
December 31, 2012    9,349 $2.09636 to  $ 2.09636 $ 19,598   2.09%    1.40%  to   1.40%    9.69% to    9.69%
December 31, 2011   10,584 $1.91117 to  $ 1.91117 $ 20,228   2.28%    1.40%  to   1.40%    3.16% to    3.16%
December 31, 2010   12,140 $1.85264 to  $ 1.85264 $ 22,491   2.45%    1.40%  to   1.40%   10.20% to   10.20%

                                               PRUDENTIAL VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014   99,749 $2.01704 to  $ 4.04747 $296,461   0.00%    1.35%  to   2.00%    7.95% to    8.63%
December 31, 2013  116,026 $1.86670 to  $ 3.72763 $316,368   0.00%    1.35%  to   2.00%   30.49% to   31.32%
December 31, 2012  133,540 $1.42920 to  $ 2.83999 $276,927   0.98%    1.35%  to   2.00%   12.37% to   13.09%
December 31, 2011  154,555 $1.27064 to  $ 2.51241 $283,061   1.02%    1.35%  to   2.00%   -7.43% to   -6.83%
December 31, 2010  180,228 $1.37128 to  $ 2.69800 $353,298   0.99%    1.35%  to   2.00%   11.63% to   12.34%

                                          PRUDENTIAL HIGH YIELD BOND PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014   42,176 $2.08850 to  $14.60641 $178,309   5.99%    1.35%  to   2.00%    0.70% to    1.35%
December 31, 2013   47,473 $2.06706 to  $14.41969 $201,311   6.32%    1.35%  to   2.00%    5.15% to    5.81%
December 31, 2012   53,646 $1.95903 to  $13.63244 $215,814   6.92%    1.35%  to   2.00%   12.18% to   12.90%
December 31, 2011   59,815 $1.74036 to  $12.08103 $219,331   7.45%    1.35%  to   2.50%    2.54% to    3.69%
December 31, 2010   67,908 $1.68340 to  $11.65524 $244,422   8.32%    1.35%  to   2.60%   11.16% to   12.53%

                                         PRUDENTIAL NATURAL RESOURCES PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014      903 $6.14406 to  $ 6.14406 $  5,551   0.00%    1.40%  to   1.40%  -21.01% to  -21.01%
December 31, 2013    1,009 $7.77806 to  $ 7.77806 $  7,850   0.00%    1.40%  to   1.40%    8.70% to    8.70%
December 31, 2012    1,128 $7.15524 to  $ 7.15524 $  8,075   0.47%    1.40%  to   1.40%   -3.82% to   -3.82%
December 31, 2011    1,345 $7.43963 to  $ 7.43963 $ 10,005   0.19%    1.40%  to   1.40%  -20.15% to  -20.15%
December 31, 2010    1,685 $9.31742 to  $ 9.31742 $ 15,700   0.43%    1.40%  to   1.40%   26.22% to   26.22%

                                            PRUDENTIAL STOCK INDEX PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014  114,422 $1.42009 to  $ 3.26890 $310,971   3.05%    1.35%  to   2.00%   11.09% to   11.80%
December 31, 2013  130,864 $1.27465 to  $ 2.92538 $316,543   0.00%    1.35%  to   2.00%   29.31% to   30.14%
December 31, 2012  148,556 $0.98286 to  $ 2.24908 $276,210   1.71%    1.35%  to   2.00%   13.40% to   14.14%
December 31, 2011  169,900 $0.86409 to  $ 1.97156 $276,321   1.62%    1.35%  to   2.00%   -0.05% to    0.60%
December 31, 2010  197,334 $0.86195 to  $ 1.96089 $318,094   1.77%    1.35%  to   2.00%   12.34% to   13.06%

                                               PRUDENTIAL GLOBAL PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014   27,387 $1.16831 to  $ 2.56578 $ 60,958   0.00%    1.35%  to   2.00%    1.22% to    1.88%
December 31, 2013   30,874 $1.15067 to  $ 2.51978 $ 67,256   0.00%    1.35%  to   2.00%   24.79% to   25.59%
December 31, 2012   34,277 $0.91935 to  $ 2.00744 $ 59,622   1.61%    1.35%  to   2.00%   15.21% to   15.95%
December 31, 2011   39,339 $0.79560 to  $ 1.73216 $ 59,072   1.57%    1.35%  to   2.00%   -8.80% to   -8.21%
December 31, 2010   45,509 $0.86969 to  $ 1.88807 $ 74,473   1.58%    1.35%  to   2.00%   10.53% to   11.24%

                                              PRUDENTIAL JENNISON PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014  103,663 $1.20021 to  $ 3.52028 $296,938   0.00%    1.35%  to   2.00%    7.83% to    8.53%
December 31, 2013  120,569 $1.10982 to  $ 3.24547 $317,172   0.00%    1.35%  to   2.00%   34.96% to   35.83%
December 31, 2012  136,588 $0.81992 to  $ 2.39067 $264,878   0.16%    1.35%  to   2.00%   13.89% to   14.63%
December 31, 2011  156,398 $0.71775 to  $ 2.08665 $263,805   0.30%    1.35%  to   2.00%   -1.67% to   -1.03%
December 31, 2010  182,468 $0.72779 to  $ 2.10942 $309,345   0.44%    1.35%  to   2.00%    9.76% to   10.46%

                                     PRUDENTIAL SMALL CAPITALIZATION STOCK PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014   13,550 $3.45796 to  $ 5.26694 $ 61,807   0.00%    1.35%  to   1.65%    3.68% to    3.98%
December 31, 2013   15,356 $3.33520 to  $ 5.06760 $ 67,442   0.00%    1.35%  to   1.65%   38.67% to   39.08%
December 31, 2012   16,924 $2.40521 to  $ 3.64564 $ 53,499   0.61%    1.35%  to   1.65%   14.14% to   14.48%
December 31, 2011   19,186 $2.10724 to  $ 3.18624 $ 53,031   0.81%    1.35%  to   1.65%   -1.07% to   -0.78%
December 31, 2010   22,234 $2.13000 to  $ 3.21282 $ 62,028   0.82%    1.35%  to   1.65%   23.89% to   24.25%

                                      A69

                              AT YEAR ENDED                             FOR YEAR ENDED
                   ------------------------------------  -----------------------------------------------
                                                  NET    INVESTMENT
                   UNITS       UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)  LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ --------------------  -------- ---------- -----------------  ------------------
                                      T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2014  12,524 $1.18092 to  $1.62418 $ 20,257   1.02%    1.35%  to   1.65%   -2.84% to   -2.56%
December 31, 2013  13,481 $1.21548 to  $1.66761 $ 22,371   0.85%    1.35%  to   1.65%   12.20% to   12.54%
December 31, 2012  14,599 $1.08327 to  $1.48263 $ 21,529   1.22%    1.35%  to   1.65%   16.51% to   16.86%
December 31, 2011  16,365 $0.92976 to  $1.26936 $ 20,660   1.48%    1.35%  to   1.65%  -14.25% to  -14.00%
December 31, 2010  18,469 $1.08424 to  $1.47671 $ 27,104   0.93%    1.35%  to   1.65%   12.60% to   12.92%

                                T. ROWE PRICE EQUITY INCOME PORTFOLIO - INVESTOR CLASS
                   ------------------------------------------------------------------------------------
December 31, 2014  23,102 $2.08981 to  $3.26392 $ 74,912   1.73%    1.35%  to   1.65%    5.64% to    5.94%
December 31, 2013  25,950 $1.97830 to  $3.08233 $ 79,490   1.54%    1.35%  to   1.65%   27.62% to   27.99%
December 31, 2012  28,067 $1.55020 to  $2.40943 $ 67,182   2.14%    1.35%  to   1.65%   15.24% to   15.58%
December 31, 2011  31,233 $1.34518 to  $2.08566 $ 64,734   1.73%    1.35%  to   1.65%   -2.32% to   -2.03%
December 31, 2010  34,755 $1.37716 to  $2.13003 $ 73,513   1.89%    1.35%  to   1.65%   13.16% to   13.49%

                                       INVESCO V.I. CORE EQUITY FUND - SERIES I
                   ------------------------------------------------------------------------------------
December 31, 2014  33,857 $1.42106 to  $2.72627 $ 90,740   0.84%    1.35%  to   1.65%    6.39% to    6.71%
December 31, 2013  38,677 $1.33567 to  $2.55624 $ 97,180   1.38%    1.35%  to   1.65%   27.15% to   27.53%
December 31, 2012  43,198 $1.05048 to  $2.00552 $ 85,180   0.96%    1.35%  to   1.65%   12.02% to   12.36%
December 31, 2011  49,252 $0.93773 to  $1.78573 $ 86,494   0.94%    1.35%  to   1.65%   -1.68% to   -1.40%
December 31, 2010  56,457 $0.95379 to  $1.81190 $100,796   0.96%    1.35%  to   1.65%    7.77% to    8.09%

                                  JANUS ASPEN JANUS PORTFOLIO - INSTITUTIONAL SHARES
                   ------------------------------------------------------------------------------------
December 31, 2014  25,154 $1.21494 to  $2.54666 $ 62,900   0.37%    1.35%  to   1.65%   11.16% to   11.49%
December 31, 2013  28,310 $1.09299 to  $2.28537 $ 63,509   0.78%    1.35%  to   1.65%   28.22% to   28.60%
December 31, 2012  31,863 $0.85244 to  $1.77801 $ 55,620   0.55%    1.35%  to   1.65%   16.66% to   17.01%
December 31, 2011  35,341 $0.73068 to  $1.52032 $ 52,765   0.58%    1.35%  to   1.65%   -6.83% to   -6.57%
December 31, 2010  40,445 $0.78421 to  $1.62786 $ 64,687   1.09%    1.35%  to   1.65%   12.67% to   12.99%

                                 JANUS ASPEN OVERSEAS PORTFOLIO - INSTITUTIONAL SHARES
                   ------------------------------------------------------------------------------------
December 31, 2014  22,928 $1.83897 to  $3.34371 $ 75,536   5.83%    1.35%  to   1.65%  -13.30% to  -13.05%
December 31, 2013  25,331 $2.12113 to  $3.84746 $ 96,032   3.13%    1.35%  to   1.65%   12.70% to   13.04%
December 31, 2012  28,534 $1.88205 to  $3.40535 $ 95,790   0.69%    1.35%  to   1.65%   11.62% to   11.96%
December 31, 2011  32,274 $1.68615 to  $3.04341 $ 96,776   0.47%    1.35%  to   1.65%  -33.27% to  -33.07%
December 31, 2010  37,127 $2.52677 to  $4.54962 $166,661   0.68%    1.35%  to   1.65%   23.28% to   23.64%

                                        MFS(R) RESEARCH SERIES - INITIAL CLASS
                   ------------------------------------------------------------------------------------
December 31, 2014   7,641 $1.63066 to  $2.66475 $ 20,288   0.81%    1.35%  to   1.65%    8.42% to    8.74%
December 31, 2013   8,883 $1.50408 to  $2.45201 $ 21,700   0.33%    1.35%  to   1.65%   30.13% to   30.52%
December 31, 2012   9,422 $1.15583 to  $1.87950 $ 17,640   0.80%    1.35%  to   1.65%   15.36% to   15.72%
December 31, 2011  10,468 $1.00196 to  $1.62522 $ 16,928   0.85%    1.35%  to   1.65%   -2.07% to   -1.78%
December 31, 2010  11,770 $1.02309 to  $1.65543 $ 19,367   0.94%    1.35%  to   1.65%   14.02% to   14.36%

                                         MFS(R) GROWTH SERIES - INITIAL CLASS
                   ------------------------------------------------------------------------------------
December 31, 2014  22,311 $1.47837 to  $2.77955 $ 61,531   0.10%    1.35%  to   1.65%    7.18% to    7.49%
December 31, 2013  25,118 $1.37938 to  $2.58719 $ 64,475   0.23%    1.35%  to   1.65%   34.63% to   35.03%
December 31, 2012  27,447 $1.02455 to  $1.91698 $ 52,206   0.00%    1.35%  to   1.65%   15.47% to   15.81%
December 31, 2011  30,886 $0.88728 to  $1.65595 $ 50,595   0.19%    1.35%  to   1.65%   -1.95% to   -1.65%
December 31, 2010  35,471 $0.90488 to  $1.68460 $ 59,323   0.12%    1.35%  to   1.65%   13.46% to   13.80%

                                                VP VALUE FUND - CLASS I
                   ------------------------------------------------------------------------------------
December 31, 2014   9,538 $2.65685 to  $3.24394 $ 30,778   1.54%    1.35%  to   1.65%   11.24% to   11.57%
December 31, 2013  10,636 $2.38831 to  $2.90895 $ 30,803   1.65%    1.35%  to   1.65%   29.59% to   29.97%
December 31, 2012  10,985 $1.84301 to  $2.23925 $ 24,485   1.91%    1.35%  to   1.65%   12.71% to   13.05%
December 31, 2011  12,509 $1.63512 to  $1.98177 $ 24,681   2.03%    1.35%  to   1.65%   -0.62% to   -0.33%
December 31, 2010  13,742 $1.64535 to  $1.98934 $ 27,219   2.20%    1.35%  to   1.65%   11.58% to   11.91%

                                   FRANKLIN SMALL-MID CAP GROWTH VIP FUND - CLASS 2
                   ------------------------------------------------------------------------------------
December 31, 2014  10,386 $1.60675 to  $2.80296 $ 28,451   0.00%    1.35%  to   1.65%    5.73% to    6.04%
December 31, 2013  11,731 $1.51967 to  $2.64465 $ 30,317   0.00%    1.35%  to   1.65%   35.92% to   36.31%
December 31, 2012  13,253 $1.11808 to  $1.94109 $ 25,079   0.00%    1.35%  to   1.65%    9.04% to    9.37%
December 31, 2011  14,860 $1.02535 to  $1.77574 $ 25,731   0.00%    1.35%  to   1.65%   -6.37% to   -6.09%
December 31, 2010  16,566 $1.09508 to  $1.89197 $ 30,563   0.00%    1.35%  to   1.65%   25.55% to   25.93%

                                       PRUDENTIAL JENNISON 20/20 FOCUS PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2014  20,333 $2.29737 to  $2.45756 $ 49,920   0.00%    1.35%  to   1.65%    5.41% to    5.72%
December 31, 2013  22,694 $2.17940 to  $2.32560 $ 52,712   0.00%    1.35%  to   1.65%   27.77% to   28.15%
December 31, 2012  25,911 $1.70567 to  $1.81563 $ 46,983   0.00%    1.35%  to   1.65%    9.23% to    9.55%
December 31, 2011  29,076 $1.56151 to  $1.65810 $ 48,160   0.08%    1.35%  to   1.65%   -5.72% to   -5.44%
December 31, 2010  32,078 $1.65622 to  $1.75443 $ 56,225   0.00%    1.35%  to   1.65%    6.08% to    6.40%

                                      A70

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                              INVESTMENT
                   UNITS         UNIT VALUE        NET ASSETS   INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                                                   DAVIS VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014   18,108 $ 1.53523 to  $ 1.60314 $   28,795   0.91%    1.35%  to   1.65%    4.33% to    4.64%
December 31, 2013   20,232 $ 1.47145 to  $ 1.53200 $   30,760   0.84%    1.35%  to   1.65%   31.26% to   31.65%
December 31, 2012   23,262 $ 1.12101 to  $ 1.16370 $   26,878   1.57%    1.35%  to   1.65%   11.23% to   11.57%
December 31, 2011   27,280 $ 1.00779 to  $ 1.04304 $   28,266   0.81%    1.35%  to   1.65%   -5.73% to   -5.45%
December 31, 2010   31,083 $ 1.06904 to  $ 1.10314 $   34,079   1.31%    1.35%  to   1.65%   10.93% to   11.25%

                                 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                   -----------------------------------------------------------------------------------------
December 31, 2014    7,457 $ 0.99640 to  $ 1.04158 $    7,691   0.00%    1.35%  to   1.65%   11.99% to   12.33%
December 31, 2013    7,839 $ 0.88970 to  $ 0.92729 $    7,205   0.00%    1.35%  to   1.65%   34.78% to   35.18%
December 31, 2012    7,753 $ 0.66012 to  $ 0.68598 $    5,274   0.03%    1.35%  to   1.65%   14.23% to   14.58%
December 31, 2011    7,628 $ 0.57787 to  $ 0.59869 $    4,532   0.09%    1.35%  to   1.65%   -4.83% to   -4.56%
December 31, 2010    8,341 $ 0.60717 to  $ 0.62731 $    5,196   0.28%    1.35%  to   1.65%    8.05% to    8.37%

                                          PRUDENTIAL SP SMALL CAP VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014   39,236 $ 2.15175 to  $ 2.88444 $  104,079   0.00%    1.35%  to   2.00%    2.88% to    3.54%
December 31, 2013   45,199 $ 2.08949 to  $ 2.78722 $  116,216   0.00%    1.35%  to   2.00%   34.76% to   35.61%
December 31, 2012   52,822 $ 1.54910 to  $ 2.05619 $  100,418   0.45%    1.35%  to   2.00%   13.78% to   14.51%
December 31, 2011   62,060 $ 1.36006 to  $ 1.79660 $  103,381   0.68%    1.35%  to   2.00%   -4.67% to   -4.06%
December 31, 2010   72,892 $ 1.42540 to  $ 1.87355 $  127,033   0.65%    1.35%  to   2.00%   23.80% to   24.59%

                                        JANUS ASPEN JANUS PORTFOLIO - SERVICE SHARES
                   -----------------------------------------------------------------------------------------
December 31, 2014    7,009 $ 1.00336 to  $ 2.26282 $   11,422   0.22%    1.40%  to   2.00%   10.52% to   11.18%
December 31, 2013    8,225 $ 0.90515 to  $ 2.03533 $   12,065   0.66%    1.40%  to   2.00%   27.44% to   28.20%
December 31, 2012    9,526 $ 0.70809 to  $ 1.58757 $   10,868   0.43%    1.40%  to   2.00%   15.96% to   16.65%
December 31, 2011   11,019 $ 0.60888 to  $ 1.36100 $   10,839   0.43%    1.40%  to   2.00%   -7.39% to   -6.84%
December 31, 2010   13,323 $ 0.65560 to  $ 1.46090 $   13,998   0.36%    1.40%  to   2.00%   12.02% to   12.68%

                                  PRUDENTIAL SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014   44,521 $ 1.75488 to  $ 3.93032 $  127,551   0.00%    1.35%  to   2.00%    7.36% to    8.05%
December 31, 2013   51,864 $ 1.62968 to  $ 3.63925 $  137,598   0.00%    1.35%  to   2.00%   25.95% to   26.76%
December 31, 2012   59,367 $ 1.29003 to  $ 2.87251 $  124,761   0.41%    1.35%  to   2.00%   14.58% to   15.32%
December 31, 2011   69,627 $ 1.12252 to  $ 2.49218 $  128,003   0.59%    1.35%  to   2.00%    0.22% to    0.86%
December 31, 2010   84,602 $ 1.11678 to  $ 2.47225 $  155,289   0.41%    1.35%  to   2.00%   18.08% to   18.82%

                                        PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014   23,271 $ 0.82745 to  $ 2.06435 $   35,459   0.00%    1.40%  to   2.00%   -7.56% to   -7.00%
December 31, 2013   26,352 $ 0.89246 to  $ 2.22017 $   43,541   0.00%    1.35%  to   2.00%   16.54% to   17.29%
December 31, 2012   30,107 $ 0.76353 to  $ 1.89389 $   42,782   0.64%    1.35%  to   2.00%   19.99% to   20.77%
December 31, 2011   35,232 $ 0.63438 to  $ 1.56912 $   41,592   1.32%    1.35%  to   2.00%  -16.58% to  -16.04%
December 31, 2010   41,904 $ 0.75821 to  $ 1.86993 $   58,478   1.53%    1.35%  to   2.00%   11.78% to   12.49%

                                        PRUDENTIAL SP INTERNATIONAL VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014   19,870 $ 1.15734 to  $ 2.01976 $   33,367   0.00%    1.40%  to   2.00%   -7.88% to   -7.33%
December 31, 2013   22,680 $ 1.25263 to  $ 2.18500 $   41,163   0.00%    1.40%  to   2.00%   17.73% to   18.43%
December 31, 2012   25,837 $ 1.06080 to  $ 1.84942 $   39,628   2.67%    1.40%  to   2.00%   14.62% to   15.31%
December 31, 2011   29,946 $ 0.92278 to  $ 1.60798 $   39,901   2.49%    1.40%  to   2.00%  -14.80% to  -14.29%
December 31, 2010   35,175 $ 1.07986 to  $ 1.88082 $   54,613   2.19%    1.40%  to   2.00%    8.64% to    9.28%

                                        AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014   16,013 $10.96235 to  $21.39027 $  259,463   0.00%    0.55%  to   3.25%    9.46% to   12.51%
December 31, 2013   15,311 $11.42443 to  $19.27594 $  221,801   0.00%    0.55%  to   3.25%   25.90% to   32.81%
December 31, 2012   13,355 $ 8.63614 to  $14.71569 $  146,463   1.04%    0.55%  to   3.25%   15.77% to   19.01%
December 31, 2011    9,455 $ 7.28539 to  $12.53734 $   86,332   1.05%    0.55%  to   3.25%  -15.50% to   -6.04%
December 31, 2010    6,153 $ 7.59413 to  $13.52811 $   60,572   1.29%    0.55%  to   3.25%    6.61% to   11.82%

                                    AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014  199,889 $11.22055 to  $15.93171 $2,539,963   0.00%    0.55%  to   3.25%   -0.31% to    2.47%
December 31, 2013  209,605 $11.05013 to  $15.76382 $2,636,512   0.00%    0.55%  to   3.25%   10.68% to   13.77%
December 31, 2012  199,002 $ 9.92265 to  $14.04822 $2,231,745   1.93%    0.55%  to   3.25%    7.52% to   10.53%
December 31, 2011  141,598 $ 9.34142 to  $12.88722 $1,453,229   1.58%    0.55%  to   3.25%   -6.51% to   -3.91%
December 31, 2010  107,550 $ 9.72815 to  $13.59785 $1,162,964   0.55%    0.55%  to   3.25%    6.71% to   10.76%

                                            AST COHEN & STEERS REALTY PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014   13,312 $11.64573 to  $28.17786 $  239,838   0.00%    0.55%  to   3.25%   15.51% to   30.19%
December 31, 2013   13,244 $ 9.68396 to  $21.94358 $  186,235   0.00%    0.55%  to   3.25%   -1.36% to    2.57%
December 31, 2012   12,446 $10.07765 to  $21.69183 $  173,092   1.29%    0.55%  to   3.25%   11.59% to   14.71%
December 31, 2011    7,109 $ 8.82419 to  $19.17281 $   87,243   0.74%    0.55%  to   3.25%   -6.17% to    6.00%
December 31, 2010    5,413 $ 8.36127 to  $18.33755 $   62,985   1.27%    0.55%  to   3.25%   17.09% to   27.48%

                                      A71

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                              INVESTMENT
                   UNITS         UNIT VALUE        NET ASSETS   INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                                     AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014  130,504 $11.18827 to  $14.91662 $1,675,340   0.00%    0.55%  to   3.25%    2.02% to    4.87%
December 31, 2013  131,617 $10.76626 to  $14.34386 $1,639,217   0.00%    0.55%  to   3.25%    7.42% to   10.42%
December 31, 2012  118,657 $10.48017 to  $13.12718 $1,364,558   1.44%    0.55%  to   3.25%    7.11% to   10.11%
December 31, 2011   76,239 $ 9.75906 to  $12.08786 $  808,699   0.90%    0.55%  to   3.25%   -3.02% to   -0.32%
December 31, 2010   56,172 $ 9.90157 to  $12.29454 $  609,347   0.37%    0.55%  to   3.25%    4.24% to    7.11%

                                           AST HERNDON LARGE-CAP VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014    9,863 $ 9.94566 to  $20.11564 $  146,622   0.00%    0.55%  to   3.25%   -1.74% to    1.00%
December 31, 2013   10,554 $11.69942 to  $20.19327 $  156,741   0.00%    0.55%  to   3.25%   25.84% to   33.89%
December 31, 2012   10,223 $ 8.77264 to  $15.29152 $  115,122   1.05%    0.55%  to   3.25%    9.71% to   12.78%
December 31, 2011    5,454 $ 7.80945 to  $13.74775 $   54,139   0.80%    0.55%  to   3.25%  -10.70% to   -1.04%
December 31, 2010    2,189 $ 7.92255 to  $14.08474 $   21,392   1.38%    0.55%  to   3.25%    5.71% to   11.38%

                                                  AST HIGH YIELD PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014   15,527 $ 9.89459 to  $16.67561 $  203,687   0.00%    0.55%  to   3.25%   -1.05% to    1.99%
December 31, 2013   16,564 $10.42183 to  $16.57675 $  216,591   0.00%    0.55%  to   3.25%    3.70% to    6.59%
December 31, 2012   17,069 $11.01858 to  $15.76773 $  211,916   5.75%    0.55%  to   3.25%   10.17% to   13.25%
December 31, 2011    9,602 $ 9.75907 to  $14.11698 $  107,095   6.86%    0.55%  to   3.25%   -2.53% to    2.61%
December 31, 2010    6,243 $10.64904 to  $13.94919 $   69,557   3.61%    0.55%  to   3.25%    6.67% to   12.43%

                                        AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014   10,032 $13.35563 to  $24.11445 $  169,022   0.00%    0.55%  to   3.25%    1.53% to    4.36%
December 31, 2013   10,131 $12.91409 to  $23.42720 $  165,527   0.00%    0.55%  to   3.25%   33.40% to   40.04%
December 31, 2012    9,818 $ 9.51449 to  $16.96161 $  116,290   0.00%    0.55%  to   3.25%   16.17% to   19.41%
December 31, 2011    5,925 $ 7.99180 to  $14.40189 $   59,777   0.45%    0.55%  to   3.25%  -19.59% to  -13.59%
December 31, 2010    3,503 $ 9.80048 to  $16.89809 $   40,832   0.04%    0.55%  to   3.25%   20.64% to   31.30%

                                                AST MID-CAP VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014    6,170 $11.23471 to  $25.87248 $  113,915   0.00%    0.55%  to   3.25%   11.23% to   14.34%
December 31, 2013    6,399 $12.06993 to  $22.94256 $  104,911   0.00%    0.55%  to   3.25%   23.34% to   31.69%
December 31, 2012    5,850 $10.19368 to  $17.66406 $   73,924   0.44%    0.55%  to   3.25%   14.56% to   17.76%
December 31, 2011    3,655 $ 8.68256 to  $15.20886 $   39,679   0.70%    0.55%  to   3.25%  -12.84% to   -3.98%
December 31, 2010    2,712 $ 9.84588 to  $16.05923 $   30,901   0.46%    0.55%  to   3.25%   13.94% to   22.45%

                                               AST SMALL-CAP VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014    6,294 $10.54465 to  $23.81628 $  107,335   0.00%    0.55%  to   3.25%    1.85% to    5.87%
December 31, 2013    7,038 $12.47438 to  $23.06551 $  116,350   0.00%    0.55%  to   3.25%   27.51% to   36.64%
December 31, 2012    6,003 $10.03524 to  $17.11423 $   73,641   0.41%    0.55%  to   3.25%   14.31% to   17.51%
December 31, 2011    4,291 $ 8.56576 to  $14.76666 $   45,405   0.60%    0.55%  to   3.25%  -13.58% to   -6.49%
December 31, 2010    3,661 $10.21456 to  $16.01106 $   41,903   0.41%    0.55%  to   3.25%   13.88% to   24.81%

                         AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO (EXPIRED FEBRUARY 7, 2014)
                   -----------------------------------------------------------------------------------------
December 31, 2014        - $11.90846 to  $19.80908 $        -   0.00%    0.55%  to   3.25%   -1.79% to   -1.51%
December 31, 2013   10,275 $12.10233 to  $19.58170 $  158,294   0.00%    0.55%  to   3.25%   22.97% to   29.03%
December 31, 2012    9,486 $10.63210 to  $15.38733 $  114,812   0.22%    0.55%  to   3.25%   15.87% to   19.11%
December 31, 2011    5,661 $ 8.95362 to  $13.09897 $   58,548   0.16%    0.55%  to   3.25%  -10.43% to   -4.48%
December 31, 2010    5,727 $ 9.78196 to  $13.90429 $   63,050   0.07%    0.55%  to   3.25%    6.48% to    9.25%

                                         AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014   14,692 $11.31270 to  $25.12814 $  271,570   0.00%    0.55%  to   3.25%    7.90% to   13.47%
December 31, 2013   15,464 $12.28300 to  $22.97023 $  261,949   0.00%    0.55%  to   3.25%   25.09% to   31.46%
December 31, 2012   13,956 $10.46013 to  $17.71525 $  182,448   0.00%    0.55%  to   3.25%   15.72% to   18.96%
December 31, 2011    8,276 $ 8.81982 to  $15.09953 $   93,020   0.00%    0.55%  to   3.25%  -11.35% to   -3.51%
December 31, 2010    7,400 $10.81269 to  $15.86600 $   88,581   0.00%    0.55%  to   3.25%   12.74% to   18.70%

                                               AST LARGE-CAP VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014   25,255 $10.81514 to  $23.33405 $  409,452   0.00%    0.55%  to   3.25%    7.95% to   13.12%
December 31, 2013   25,383 $11.16325 to  $20.91410 $  365,289   0.00%    0.55%  to   3.25%   31.12% to   39.09%
December 31, 2012   22,984 $ 8.05750 to  $15.24503 $  236,678   3.18%    0.55%  to   3.25%   13.08% to   16.24%
December 31, 2011   12,016 $ 6.95898 to  $13.29726 $  105,206   1.21%    0.55%  to   3.25%  -10.31% to   -4.71%
December 31, 2010    8,210 $ 7.33176 to  $14.14819 $   73,771   0.98%    0.95%  to   3.25%    5.18% to   12.09%

                                      A72

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                                       AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014  49,551 $10.18285 to  $15.15769 $594,715   0.00%    0.55%  to   3.25%    2.93% to    5.80%
December 31, 2013  46,780 $ 9.71214 to  $14.52525 $533,925   0.00%    0.55%  to   3.25%   -5.19% to   -2.54%
December 31, 2012  43,060 $10.94845 to  $15.11073 $513,536   1.11%    0.55%  to   3.25%    2.48% to    5.35%
December 31, 2011  20,912 $10.42419 to  $14.54337 $245,855   1.20%    0.55%  to   3.25%    4.25% to    9.56%
December 31, 2010   4,379 $10.70748 to  $13.45763 $ 50,715   5.46%    0.55%  to   3.25%    7.21% to   12.35%

                                      AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014  23,783 $11.25817 to  $23.25943 $404,850   0.00%    0.55%  to   3.25%    7.00% to   12.47%
December 31, 2013  16,363 $12.76835 to  $21.44225 $255,014   0.00%    0.55%  to   3.25%   30.12% to   35.86%
December 31, 2012  16,939 $ 9.89077 to  $16.00178 $195,765   0.38%    0.55%  to   3.25%    8.61% to   11.65%
December 31, 2011  11,182 $ 8.89389 to  $14.53184 $117,841   0.30%    0.55%  to   3.25%   -8.96% to   -1.46%
December 31, 2010   9,228 $ 9.06112 to  $14.95140 $ 99,289   0.61%    0.55%  to   3.25%   11.96% to   18.63%

                                                AST MFS GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014   7,243 $11.13384 to  $21.54740 $122,405   0.00%    0.55%  to   3.25%    5.18% to   11.72%
December 31, 2013   7,176 $12.75859 to  $20.20752 $113,750   0.00%    0.55%  to   3.25%   29.91% to   35.95%
December 31, 2012   6,309 $10.55752 to  $15.06982 $ 74,107   0.00%    0.55%  to   3.25%   13.27% to   16.44%
December 31, 2011   3,218 $ 9.10275 to  $13.12223 $ 33,301   0.36%    0.55%  to   3.25%   -7.50% to   -1.14%
December 31, 2010   2,603 $ 9.24407 to  $13.45761 $ 27,605   0.10%    0.55%  to   3.25%    7.59% to   11.72%

                                      AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014  16,497 $11.22938 to  $23.65350 $284,956   0.00%    0.55%  to   3.25%    4.43% to   12.92%
December 31, 2013  16,795 $12.35736 to  $22.34107 $273,974   0.00%    0.55%  to   3.25%   25.73% to   31.88%
December 31, 2012  15,458 $10.25722 to  $17.17555 $192,774   0.00%    0.55%  to   3.25%    8.72% to   11.77%
December 31, 2011   8,614 $ 9.20532 to  $15.58152 $100,645   0.00%    0.55%  to   3.25%   -7.23% to    1.13%
December 31, 2010   5,335 $ 9.35229 to  $15.62143 $ 64,482   0.00%    0.55%  to   3.25%   18.48% to   27.47%

                                   AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014  15,349 $11.02363 to  $28.51908 $292,469   0.00%    0.55%  to   3.25%   10.42% to   13.62%
December 31, 2013  15,234 $12.86338 to  $25.44872 $259,477   0.00%    0.55%  to   3.25%   31.13% to   41.23%
December 31, 2012  11,618 $10.11103 to  $18.27003 $142,067   0.94%    0.55%  to   3.25%   13.32% to   16.48%
December 31, 2011   8,187 $ 8.70651 to  $15.90297 $ 86,810   0.99%    0.55%  to   3.25%  -12.72% to   -3.02%
December 31, 2010   7,174 $ 9.62757 to  $16.62562 $ 78,392   1.02%    0.55%  to   3.25%   11.27% to   22.27%

                                        AST PIMCO LIMITED MATURITY BOND PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014  15,866 $ 9.14331 to  $12.05162 $162,190   0.00%    0.55%  to   3.25%   -3.34% to   -0.65%
December 31, 2013  17,793 $ 9.45965 to  $12.20183 $185,800   0.00%    0.55%  to   3.25%   -5.35% to   -2.71%
December 31, 2012  20,118 $ 9.99469 to  $12.61643 $218,837   1.17%    0.55%  to   3.25%    1.29% to    4.12%
December 31, 2011  15,357 $ 9.86766 to  $12.18917 $164,143   0.86%    0.55%  to   3.25%   -1.07% to    1.68%
December 31, 2010   9,358 $ 9.97411 to  $12.07057 $102,959   2.31%    0.55%  to   3.25%   -0.33% to    2.92%

                                        AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014  21,817 $10.53423 to  $21.34885 $322,746   0.00%    0.55%  to   3.25%    3.97% to    6.88%
December 31, 2013  21,981 $10.76256 to  $20.25283 $306,640   0.00%    0.55%  to   3.25%   22.05% to   28.97%
December 31, 2012  19,042 $ 8.48182 to  $15.92130 $206,693   0.18%    0.55%  to   3.25%   13.43% to   16.61%
December 31, 2011   5,793 $ 7.30270 to  $13.84402 $ 53,933   1.15%    0.55%  to   3.25%  -10.17% to   -2.18%
December 31, 2010   4,615 $ 7.31183 to  $14.34884 $ 43,678   1.20%    0.95%  to   3.25%    4.43% to   12.18%

                                            AST QMA US EQUITY ALPHA PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014   8,980 $11.24219 to  $25.55053 $168,707   0.00%    0.55%  to   2.95%   11.83% to   16.57%
December 31, 2013   6,347 $12.26676 to  $22.22337 $103,102   0.00%    0.55%  to   2.95%   24.92% to   31.70%
December 31, 2012   5,427 $ 9.53931 to  $17.10866 $ 67,692   0.71%    0.55%  to   2.95%   15.39% to   18.15%
December 31, 2011   2,688 $ 8.14600 to  $14.68191 $ 27,992   0.73%    0.55%  to   2.95%    0.50% to    2.89%
December 31, 2010   1,934 $ 7.98785 to  $14.46757 $ 19,154   0.58%    0.55%  to   2.95%    8.14% to   13.97%

                                      AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014  28,651 $ 8.19862 to  $14.17056 $295,414   0.00%    0.55%  to   3.25%  -14.29% to   -8.86%
December 31, 2013  29,034 $ 9.02327 to  $15.67993 $333,568   0.00%    0.55%  to   3.25%   11.63% to   14.75%
December 31, 2012  30,858 $ 7.88745 to  $13.79902 $313,815   0.41%    0.55%  to   3.25%    0.24% to    3.05%
December 31, 2011  21,581 $ 7.67745 to  $13.57744 $220,749   0.61%    0.55%  to   3.25%  -22.38% to  -15.39%
December 31, 2010  18,820 $ 9.78665 to  $16.26883 $237,118   0.41%    0.55%  to   3.25%   15.18% to   19.32%

                                      A73

                                 AT YEAR ENDED                              FOR YEAR ENDED
                   -----------------------------------------  ----------------------------------------------
                                                              INVESTMENT
                   UNITS         UNIT VALUE        NET ASSETS   INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  -----------------
                                       AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
                   ----------------------------------------------------------------------------------------
December 31, 2014  568,527 $11.65463 to  $17.63046 $7,977,063   0.00%    0.55%  to   3.25%    2.44% to   5.30%
December 31, 2013  535,636 $11.16935 to  $16.97618 $7,295,774   0.00%    0.55%  to   3.25%   12.85% to  16.19%
December 31, 2012  427,079 $10.69535 to  $14.81356 $5,131,917   1.21%    0.55%  to   3.25%    9.80% to  12.87%
December 31, 2011  229,101 $ 9.50439 to  $13.30691 $2,473,645   1.10%    0.55%  to   3.25%   -4.90% to   1.42%
December 31, 2010  146,126 $ 9.85367 to  $13.30202 $1,581,659   0.78%    0.55%  to   3.25%    5.89% to  10.49%

                                              AST MFS GLOBAL EQUITY PORTFOLIO
                   ----------------------------------------------------------------------------------------
December 31, 2014   22,518 $10.30110 to  $21.46497 $  356,337   0.00%    0.55%  to   3.25%    0.26% to   3.06%
December 31, 2013   20,596 $11.84660 to  $21.11684 $  320,306   0.00%    0.55%  to   3.25%   20.29% to  26.93%
December 31, 2012   15,072 $10.68753 to  $16.86736 $  188,579   1.03%    0.55%  to   3.25%   19.07% to  22.40%
December 31, 2011    8,288 $ 8.75800 to  $13.97222 $   87,581   0.51%    0.55%  to   3.25%  -12.73% to  -3.66%
December 31, 2010    6,015 $ 9.74368 to  $14.70491 $   67,368   0.40%    0.55%  to   3.25%    7.95% to  10.99%

                                      AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
                   ----------------------------------------------------------------------------------------
December 31, 2014   17,384 $ 9.85774 to  $15.83614 $  201,653   0.00%    0.55%  to   3.25%   -9.41% to  -6.88%
December 31, 2013   16,428 $10.62785 to  $17.24255 $  207,309   0.00%    0.55%  to   3.25%   11.61% to  14.73%
December 31, 2012   14,337 $ 9.30017 to  $15.23803 $  159,507   1.68%    0.55%  to   3.25%   17.94% to  21.24%
December 31, 2011    9,785 $ 7.70131 to  $12.74350 $   90,598   1.40%    0.55%  to   3.25%  -18.08% to  -9.65%
December 31, 2010    8,842 $ 8.34866 to  $14.30022 $   90,495   0.97%    0.55%  to   3.25%    4.10% to   7.63%

                                            AST TEMPLETON GLOBAL BOND PORTFOLIO
                   ----------------------------------------------------------------------------------------
December 31, 2014   18,913 $ 9.47925 to  $12.68214 $  194,300   0.00%    0.55%  to   3.25%   -2.71% to   0.00%
December 31, 2013   19,028 $ 9.69586 to  $12.75701 $  197,497   0.00%    0.55%  to   3.25%   -6.88% to  -3.21%
December 31, 2012   17,788 $10.32374 to  $13.40697 $  196,194   2.36%    0.55%  to   3.25%    1.80% to   4.65%
December 31, 2011   10,426 $ 9.89515 to  $12.88781 $  113,539   2.50%    0.55%  to   3.25%   -1.04% to   3.55%
December 31, 2010    6,415 $10.20242 to  $12.51967 $   70,483   2.41%    0.55%  to   3.25%    2.24% to   4.75%

                                     AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
                   ----------------------------------------------------------------------------------------
December 31, 2014  130,027 $10.88122 to  $18.12031 $1,548,823   0.00%    0.55%  to   3.25%    2.08% to   4.92%
December 31, 2013  106,043 $10.58693 to  $17.50990 $1,219,180   0.00%    0.55%  to   3.25%   14.98% to  19.84%
December 31, 2012   62,039 $ 8.89580 to  $14.81394 $  604,521   0.26%    0.55%  to   3.25%    7.39% to  10.40%
December 31, 2011   29,416 $ 8.08980 to  $13.60557 $  265,956   0.27%    0.55%  to   3.25%  -12.57% to  -4.36%
December 31, 2010   15,551 $ 8.45893 to  $14.36696 $  151,898   0.49%    0.95%  to   2.95%   11.35% to  13.56%

                                       AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
                   ----------------------------------------------------------------------------------------
December 31, 2014  516,836 $12.24977 to  $18.47645 $7,352,204   0.00%    0.55%  to   3.25%    3.52% to   6.41%
December 31, 2013  477,773 $11.61737 to  $17.60529 $6,496,923   0.00%    0.55%  to   3.25%   17.67% to  22.00%
December 31, 2012  393,994 $ 9.82079 to  $14.63036 $4,452,563   0.79%    0.55%  to   3.25%   10.02% to  13.10%
December 31, 2011  287,989 $ 8.76109 to  $13.11625 $2,893,895   0.51%    0.55%  to   3.25%   -9.16% to  -2.96%
December 31, 2010  297,589 $ 9.03449 to  $13.70422 $3,101,702   1.02%    0.55%  to   3.25%    7.43% to  12.31%

                                    AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
                   ----------------------------------------------------------------------------------------
December 31, 2014  326,241 $10.85572 to  $15.55329 $4,038,220   0.00%    0.55%  to   3.25%    0.44% to   3.25%
December 31, 2013  351,118 $10.61030 to  $15.27338 $4,268,988   0.00%    0.55%  to   3.25%    6.40% to   9.37%
December 31, 2012  347,097 $ 9.96722 to  $14.15903 $3,909,210   0.97%    0.55%  to   3.25%    8.90% to  11.95%
December 31, 2011  269,022 $ 8.98306 to  $12.82397 $2,725,760   0.62%    0.55%  to   3.25%   -5.82% to  -3.20%
December 31, 2010  241,208 $ 9.28559 to  $13.43083 $2,538,982   0.83%    0.55%  to   3.25%    7.15% to  10.91%

                                          AST BALANCED ASSET ALLOCATION PORTFOLIO
                   ----------------------------------------------------------------------------------------
December 31, 2014  514,029 $11.79468 to  $17.11604 $7,070,583   0.00%    0.55%  to   3.25%    3.06% to   5.94%
December 31, 2013  500,114 $11.23550 to  $16.38146 $6,621,022   0.00%    0.55%  to   3.25%   13.49% to  17.00%
December 31, 2012  451,333 $10.33901 to  $14.19558 $5,203,726   0.92%    0.55%  to   3.25%    8.81% to  11.86%
December 31, 2011  339,582 $ 9.27105 to  $12.86748 $3,548,073   0.63%    0.55%  to   3.25%   -7.28% to  -1.76%
December 31, 2010  308,411 $ 9.68344 to  $13.27946 $3,322,650   0.78%    0.55%  to   3.25%    6.51% to  11.26%

                                        AST PRESERVATION ASSET ALLOCATION PORTFOLIO
                   ----------------------------------------------------------------------------------------
December 31, 2014  360,303 $11.03255 to  $15.02176 $4,631,404   0.00%    0.55%  to   3.25%    2.34% to   5.19%
December 31, 2013  372,081 $10.58368 to  $14.47848 $4,626,398   0.00%    0.55%  to   3.25%    5.66% to   8.61%
December 31, 2012  367,594 $10.51490 to  $13.51575 $4,290,630   1.09%    0.55%  to   3.25%    6.78% to   9.77%
December 31, 2011  264,390 $ 9.60825 to  $12.48452 $2,869,173   0.90%    0.55%  to   3.25%   -3.91% to   0.44%
December 31, 2010  199,628 $10.40137 to  $12.60207 $2,211,567   1.26%    0.55%  to   3.25%    4.97% to   9.53%

                                      A74

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                              INVESTMENT
                   UNITS         UNIT VALUE        NET ASSETS   INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                                           AST FI PYRAMIS QUANTITATIVE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014  251,091 $11.02371 to  $16.48864 $3,226,253   0.00%    0.55%  to   3.25%   -0.20% to    2.58%
December 31, 2013  248,285 $10.84192 to  $16.29666 $3,164,359   0.00%    0.55%  to   3.25%   11.03% to   14.13%
December 31, 2012  211,694 $ 9.58449 to  $14.47747 $2,406,115   1.88%    0.55%  to   3.25%    7.03% to   10.03%
December 31, 2011  130,049 $ 8.78893 to  $13.34133 $1,346,840   1.74%    0.55%  to   3.25%   -6.65% to   -2.05%
December 31, 2010   95,851 $ 8.97842 to  $13.80890 $1,008,799   1.36%    0.55%  to   3.25%    9.25% to   13.29%

                                         AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014  324,805 $10.95802 to  $17.79750 $4,474,369   0.00%    0.55%  to   3.25%    5.65% to    8.60%
December 31, 2013  296,876 $10.20562 to  $16.61628 $3,842,656   0.00%    0.55%  to   3.25%   13.22% to   16.38%
December 31, 2012  248,630 $ 8.86900 to  $14.47559 $2,804,356   1.30%    0.55%  to   3.25%    9.25% to   12.30%
December 31, 2011  148,843 $ 7.98786 to  $13.06962 $1,485,879   1.18%    0.55%  to   3.25%  -11.82% to   -6.73%
December 31, 2010  131,381 $ 8.66171 to  $14.20708 $1,380,684   0.85%    0.55%  to   3.25%   14.30% to   17.90%

                                             AST ADVANCED STRATEGIES PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014  447,097 $11.63271 to  $18.05257 $6,256,006   0.00%    0.55%  to   3.25%    2.66% to    5.52%
December 31, 2013  426,587 $11.12429 to  $17.34521 $5,785,628   0.00%    0.55%  to   3.25%   12.52% to   15.92%
December 31, 2012  343,976 $10.48694 to  $15.17148 $4,121,284   1.27%    0.55%  to   3.25%    9.95% to   13.02%
December 31, 2011  193,663 $ 9.30664 to  $13.61010 $2,075,520   1.03%    0.55%  to   3.25%   -6.93% to   -0.44%
December 31, 2010  137,362 $ 9.94879 to  $13.85960 $1,496,355   0.91%    0.55%  to   3.25%    8.08% to   12.64%

                                        AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014   31,590 $11.22522 to  $24.98767 $  590,749   0.00%    0.55%  to   3.25%    4.82% to   13.35%
December 31, 2013   30,311 $13.54255 to  $23.51273 $  533,490   0.00%    0.55%  to   3.25%   37.92% to   43.23%
December 31, 2012   26,918 $10.57497 to  $16.64347 $  334,820   0.00%    0.55%  to   3.25%   13.76% to   16.94%
December 31, 2011   16,190 $ 9.07073 to  $14.43104 $  173,497   0.00%    0.55%  to   3.25%   -9.08% to   -2.24%
December 31, 2010   13,777 $10.04316 to  $14.96577 $  152,422   0.00%    0.55%  to   3.25%   10.53% to   14.72%

                                                 AST MONEY MARKET PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014   20,583 $ 8.49004 to  $10.08368 $  192,741   0.00%    0.55%  to   3.25%   -3.25% to   -0.47%
December 31, 2013   22,470 $ 8.74050 to  $10.20011 $  213,351   0.00%    0.55%  to   3.25%   -3.25% to   -0.55%
December 31, 2012   24,863 $ 8.99838 to  $10.31714 $  240,224   0.01%    0.55%  to   3.25%   -3.25% to   -0.54%
December 31, 2011   24,015 $ 9.26367 to  $10.43487 $  236,147   0.02%    0.55%  to   3.25%   -3.22% to   -0.52%
December 31, 2010   12,763 $ 9.53428 to  $10.55197 $  128,581   0.02%    0.55%  to   3.25%   -2.84% to   -0.43%

                                               AST SMALL-CAP GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014   10,894 $10.96730 to  $25.38680 $  196,547   0.00%    0.55%  to   3.25%    0.44% to   10.75%
December 31, 2013   11,797 $12.40268 to  $24.92978 $  209,244   0.00%    0.55%  to   3.25%   26.69% to   34.43%
December 31, 2012    9,973 $ 9.69125 to  $18.80226 $  133,149   0.00%    0.55%  to   3.25%    8.52% to   11.56%
December 31, 2011    7,586 $ 8.71343 to  $17.08879 $   91,234   0.00%    0.55%  to   3.25%  -12.02% to   -1.52%
December 31, 2010    5,749 $11.41543 to  $17.59375 $   70,222   0.21%    0.55%  to   3.25%   25.34% to   35.13%

                                           AST PIMCO TOTAL RETURN BOND PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014  178,576 $ 9.95820 to  $14.46916 $2,043,441   0.00%    0.55%  to   3.25%    0.84% to    3.66%
December 31, 2013  201,354 $ 9.69455 to  $14.04141 $2,248,671   0.00%    0.55%  to   3.25%   -5.03% to   -2.38%
December 31, 2012  205,774 $10.81598 to  $14.46865 $2,382,350   2.53%    0.55%  to   3.25%    5.76% to    8.72%
December 31, 2011  139,943 $ 9.99564 to  $13.38718 $1,518,001   1.84%    0.55%  to   3.25%   -0.17% to    2.61%
December 31, 2010  113,266 $10.24378 to  $13.12390 $1,231,961   1.52%    0.55%  to   3.25%    2.38% to    6.70%

                                             AST INTERNATIONAL VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014    8,002 $ 8.89959 to  $15.04489 $   90,248   0.00%    0.55%  to   3.25%   -9.74% to   -6.37%
December 31, 2013    7,524 $ 9.62974 to  $16.44049 $   92,461   0.00%    0.55%  to   3.25%   15.59% to   18.81%
December 31, 2012    6,716 $ 8.13719 to  $14.02985 $   70,251   2.14%    0.55%  to   3.25%   12.88% to   16.03%
December 31, 2011    4,763 $ 7.04041 to  $12.25942 $   43,196   1.53%    0.55%  to   3.25%  -21.55% to  -13.03%
December 31, 2010    3,757 $ 7.92905 to  $14.29181 $   39,039   0.70%    0.55%  to   3.25%    7.59% to   10.04%

                                             AST INTERNATIONAL GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014   17,912 $ 9.27675 to  $16.28200 $  201,219   0.00%    0.55%  to   3.25%   -8.60% to   -2.22%
December 31, 2013   17,172 $ 9.91250 to  $17.57026 $  206,639   0.00%    0.55%  to   3.25%   15.19% to   18.40%
December 31, 2012   16,433 $ 8.40498 to  $15.04565 $  167,285   1.04%    0.55%  to   3.25%   16.45% to   19.70%
December 31, 2011    7,248 $ 7.04917 to  $12.74401 $   63,232   0.64%    0.55%  to   3.25%  -18.51% to  -13.40%
December 31, 2010    3,921 $ 7.97297 to  $14.92060 $   40,509   0.29%    0.55%  to   3.25%   11.22% to   14.67%

                                      A75

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                              INVESTMENT
                   UNITS         UNIT VALUE        NET ASSETS   INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                                          NVIT DEVELOPING MARKETS FUND - CLASS II
                   -----------------------------------------------------------------------------------------
December 31, 2014      595 $13.17058 to  $13.95567 $    8,083   0.80%    1.40%  to   2.00%   -7.69% to   -7.15%
December 31, 2013      743 $14.26831 to  $15.02994 $   10,905   0.94%    1.40%  to   2.00%   -1.93% to   -1.35%
December 31, 2012      882 $14.54907 to  $15.23556 $   13,170   0.09%    1.40%  to   2.00%   14.49% to   15.17%
December 31, 2011    1,066 $12.70790 to  $13.22905 $   13,856   0.27%    1.40%  to   2.00%  -23.92% to  -23.48%
December 31, 2010    1,496 $16.70438 to  $17.28741 $   25,524   0.00%    1.40%  to   2.00%   13.86% to   14.54%

                                            AST INVESTMENT GRADE BOND PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014   54,970 $10.02333 to  $16.00477 $  727,546   0.00%    0.55%  to   2.65%    3.90% to    6.14%
December 31, 2013   48,730 $ 9.57812 to  $15.13806 $  621,532   0.00%    0.55%  to   2.65%   -5.75% to   -3.72%
December 31, 2012  240,122 $11.79750 to  $15.78403 $3,143,918   1.35%    0.55%  to   2.65%    6.50% to    8.80%
December 31, 2011  624,195 $10.87605 to  $14.56477 $7,606,942   0.43%    0.55%  to   2.65%    8.68% to   11.82%
December 31, 2010   11,978 $10.54049 to  $13.07585 $  153,555   6.62%    0.55%  to   2.65%    5.34% to    9.77%

                                         AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014   45,410 $10.27737 to  $12.87649 $  536,794   0.00%    0.55%  to   3.25%    3.00% to    6.61%
December 31, 2013   38,647 $ 9.72854 to  $12.12603 $  433,901   0.00%    0.55%  to   3.25%   -4.69% to   -2.03%
December 31, 2012   36,399 $11.01502 to  $12.52719 $  422,609   3.25%    0.55%  to   3.25%    4.34% to    7.26%
December 31, 2011   23,999 $10.31578 to  $11.84188 $  263,297   2.74%    0.55%  to   3.25%    2.59% to    5.44%
December 31, 2010   15,299 $10.29052 to  $11.38650 $  161,902   1.28%    0.55%  to   3.25%    2.93% to    6.78%

                                                  AST BOND PORTFOLIO 2018
                   -----------------------------------------------------------------------------------------
December 31, 2014    6,473 $11.00100 to  $13.95817 $   75,796   0.00%    1.15%  to   3.25%   -0.67% to    1.48%
December 31, 2013    8,868 $11.07563 to  $13.77289 $  103,179   0.00%    1.15%  to   3.25%   -6.29% to   -4.26%
December 31, 2012   13,761 $11.81915 to  $14.40463 $  168,637   0.49%    1.15%  to   3.25%    2.27% to    4.50%
December 31, 2011   14,702 $11.55635 to  $13.80307 $  174,657   0.19%    1.15%  to   3.25%    9.90% to   12.27%
December 31, 2010    1,423 $11.92705 to  $12.31074 $   17,224   0.93%    1.30%  to   2.40%    8.58% to    9.76%

                                                  AST BOND PORTFOLIO 2019
                   -----------------------------------------------------------------------------------------
December 31, 2014    1,127 $11.22726 to  $14.09353 $   13,783   0.00%    1.15%  to   3.25%    0.88% to    3.07%
December 31, 2013    1,691 $11.03065 to  $13.69295 $   20,191   0.00%    1.15%  to   3.25%   -7.93% to   -5.93%
December 31, 2012    2,327 $11.93263 to  $14.57520 $   29,834   0.83%    1.15%  to   3.25%    2.41% to    4.64%
December 31, 2011      809 $13.36844 to  $13.94770 $   11,027   0.95%    1.30%  to   2.40%   13.26% to   14.49%
December 31, 2010    1,229 $11.80330 to  $12.18296 $   14,732   0.74%    1.30%  to   2.40%    8.75% to    9.93%

                                              AST GLOBAL REAL ESTATE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014    5,837 $10.85387 to  $21.79318 $   88,156   0.00%    0.55%  to   3.25%    7.71% to   13.30%
December 31, 2013    6,107 $10.08073 to  $19.50272 $   82,371   0.00%    0.55%  to   3.25%    0.96% to    3.77%
December 31, 2012    5,471 $10.83725 to  $19.05468 $   72,228   1.37%    0.55%  to   3.25%   22.68% to   26.11%
December 31, 2011    2,702 $ 8.75182 to  $15.32029 $   28,411   2.36%    0.55%  to   3.25%  -12.17% to   -5.56%
December 31, 2010    2,120 $ 9.43708 to  $16.44739 $   23,406   1.16%    0.55%  to   3.25%   14.58% to   19.07%

                                      AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014   22,066 $ 8.36743 to  $14.76931 $  215,174   0.00%    0.55%  to   3.25%   -7.78% to   -5.21%
December 31, 2013   22,890 $ 8.85375 to  $15.79714 $  237,960   0.00%    0.55%  to   3.25%   -3.03% to   -0.33%
December 31, 2012   20,909 $ 8.90982 to  $16.06935 $  220,458   1.08%    0.55%  to   3.25%   14.09% to   17.28%
December 31, 2011   13,670 $ 7.61998 to  $13.89229 $  123,993   0.93%    0.55%  to   3.25%  -23.87% to  -20.71%
December 31, 2010   12,640 $10.78803 to  $17.76396 $  144,882   0.30%    0.55%  to   3.25%   16.24% to   21.12%

                                        AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014   17,426 $10.75944 to  $25.63821 $  322,407   0.00%    0.55%  to   3.25%    3.71% to    7.79%
December 31, 2013   17,117 $12.69230 to  $24.38308 $  301,627   0.00%    0.55%  to   3.25%   29.72% to   38.05%
December 31, 2012   14,958 $10.52515 to  $17.90792 $  192,756   0.48%    0.55%  to   3.25%   11.92% to   15.05%
December 31, 2011    8,707 $ 9.17568 to  $15.78149 $   99,213   0.50%    0.55%  to   3.25%   -7.35% to    0.75%
December 31, 2010    6,209 $11.36904 to  $15.88201 $   72,334   0.34%    0.55%  to   3.25%   14.10% to   25.57%

                                          AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014  242,326 $11.66637 to  $18.13826 $3,390,732   0.00%    0.55%  to   3.25%    2.42% to    5.28%
December 31, 2013  229,670 $11.25123 to  $17.46806 $3,115,315   0.00%    0.55%  to   3.25%   13.73% to   17.41%
December 31, 2012  178,381 $ 9.83583 to  $15.08440 $2,100,412   0.45%    0.55%  to   3.25%   12.13% to   15.27%
December 31, 2011  100,743 $ 8.71154 to  $13.26883 $1,031,946   0.29%    0.55%  to   3.25%   -8.49% to   -2.93%
December 31, 2010   78,031 $ 9.16080 to  $13.85815 $  815,840   0.26%    0.55%  to   3.25%    8.82% to   13.27%

                                      A76

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                              INVESTMENT
                   UNITS         UNIT VALUE        NET ASSETS   INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                                               AST RCM WORLD TRENDS PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014  273,990 $11.02964 to  $15.54433 $3,451,525   0.00%    0.55%  to   3.25%    1.72% to    4.56%
December 31, 2013  262,920 $10.76855 to  $15.07275 $3,225,999   0.00%    0.55%  to   3.25%    8.79% to   11.82%
December 31, 2012  221,186 $ 9.83094 to  $13.66670 $2,470,812   0.52%    0.55%  to   3.25%    6.69% to    9.68%
December 31, 2011  126,313 $ 9.15103 to  $12.63456 $1,292,495   0.40%    0.55%  to   3.25%   -6.86% to   -2.36%
December 31, 2010   87,541 $ 9.56692 to  $13.11882 $  917,592   0.43%    0.55%  to   3.25%    6.86% to   10.86%

                                         AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014  162,235 $11.72319 to  $17.69896 $2,240,419   0.00%    0.55%  to   3.25%    2.91% to    5.78%
December 31, 2013  155,830 $11.18390 to  $16.96442 $2,077,440   0.00%    0.55%  to   3.25%   12.50% to   15.64%
December 31, 2012  129,515 $10.40314 to  $14.87346 $1,521,500   0.44%    0.55%  to   3.25%    9.89% to   12.96%
December 31, 2011   74,331 $ 9.31537 to  $13.35045 $  778,470   0.34%    0.55%  to   3.25%   -6.67% to   -1.12%
December 31, 2010   53,201 $ 9.70638 to  $13.68833 $  564,005   0.23%    0.55%  to   3.25%    7.84% to   12.75%

                                          AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014  168,112 $10.79436 to  $15.06034 $2,047,500   0.00%    0.55%  to   3.25%    0.66% to    3.47%
December 31, 2013  160,349 $10.52772 to  $14.75766 $1,929,095   0.00%    0.55%  to   3.25%    6.25% to    9.22%
December 31, 2012  142,917 $10.28303 to  $13.69989 $1,608,379   0.57%    0.55%  to   3.25%    6.54% to    9.52%
December 31, 2011   93,246 $ 9.41906 to  $12.68275 $  967,246   0.48%    0.55%  to   3.25%   -5.72% to   -1.05%
December 31, 2010   65,121 $ 9.88878 to  $12.99556 $  686,924   0.37%    0.55%  to   3.25%    6.02% to   10.55%

                                        AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014  179,691 $11.86300 to  $17.22400 $2,479,574   0.00%    0.55%  to   3.25%    2.28% to    5.14%
December 31, 2013  157,737 $11.38633 to  $16.60998 $2,122,569   0.00%    0.55%  to   3.25%   15.35% to   18.57%
December 31, 2012  113,955 $10.22856 to  $14.20334 $1,323,739   0.49%    0.55%  to   3.25%    9.94% to   13.01%
December 31, 2011   58,251 $ 9.24016 to  $12.74316 $  603,154   0.22%    0.55%  to   3.25%   -5.64% to   -3.01%
December 31, 2010   36,638 $ 9.72512 to  $13.32052 $  391,883   0.27%    0.55%  to   3.25%    7.69% to   12.26%

                                                PROFUND VP CONSUMER SERVICES
                   -----------------------------------------------------------------------------------------
December 31, 2014       19 $19.68593 to  $22.45403 $      393   0.00%    0.55%  to   2.30%    9.93% to   11.84%
December 31, 2013       27 $17.90731 to  $20.07642 $      518   0.21%    0.55%  to   2.30%   36.73% to   39.10%
December 31, 2012       13 $13.27826 to  $14.43316 $      177   0.00%    0.55%  to   2.00%   19.70% to   21.43%
December 31, 2011       10 $11.09282 to  $11.88626 $      123   0.00%    0.55%  to   2.00%    3.43% to    4.92%
December 31, 2010        7 $10.64073 to  $11.32891 $       80   0.00%    0.55%  to   2.30%   12.97% to   19.60%

                                            PROFUND VP CONSUMER GOODS PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014       21 $15.96364 to  $18.27284 $      366   0.52%    0.55%  to   2.30%    7.75% to    9.62%
December 31, 2013       25 $14.81554 to  $16.66911 $      404   0.65%    0.55%  to   2.30%   25.57% to   27.75%
December 31, 2012       34 $11.79908 to  $13.04871 $      424   0.80%    0.55%  to   2.30%    8.36% to   10.25%
December 31, 2011       32 $10.88855 to  $11.83570 $      358   0.90%    0.55%  to   2.30%    4.55% to    6.36%
December 31, 2010       12 $10.41504 to  $11.12815 $      125   0.00%    0.55%  to   2.30%   10.84% to   15.85%

                                                   PROFUND VP FINANCIALS
                   -----------------------------------------------------------------------------------------
December 31, 2014       86 $ 9.36637 to  $16.13532 $      917   0.20%    0.55%  to   2.30%   10.38% to   12.30%
December 31, 2013       95 $ 8.48563 to  $14.36857 $      863   0.43%    0.55%  to   2.30%   29.11% to   31.35%
December 31, 2012      115 $ 6.57243 to  $10.93910 $      895   0.12%    0.55%  to   2.30%   21.92% to   24.04%
December 31, 2011       78 $ 5.39074 to  $ 8.81882 $      429   0.00%    0.55%  to   2.30%  -15.77% to  -14.31%
December 31, 2010      152 $ 6.39982 to  $10.29102 $      987   0.32%    0.55%  to   2.30%    3.05% to    9.29%

                                                   PROFUND VP HEALTH CARE
                   -----------------------------------------------------------------------------------------
December 31, 2014      104 $19.90350 to  $21.73588 $    2,194   0.08%    0.55%  to   2.30%   20.92% to   23.02%
December 31, 2013      104 $16.46022 to  $17.66879 $    1,795   0.29%    0.55%  to   2.30%   36.62% to   38.99%
December 31, 2012       98 $12.04846 to  $12.71236 $    1,228   0.38%    0.55%  to   2.30%   14.76% to   16.76%
December 31, 2011       64 $10.49885 to  $10.88771 $      693   0.29%    0.55%  to   2.30%    7.64% to    9.51%
December 31, 2010       87 $ 9.75359 to  $10.01278 $      864   0.23%    0.55%  to   2.30%   -1.37% to    1.52%

                                                   PROFUND VP INDUSTRIALS
                   -----------------------------------------------------------------------------------------
December 31, 2014       25 $13.45439 to  $18.67500 $      376   0.28%    0.55%  to   2.35%    3.15% to    5.00%
December 31, 2013       29 $13.04318 to  $17.78615 $      422   0.53%    0.55%  to   2.35%   35.02% to   37.43%
December 31, 2012       25 $ 9.66036 to  $12.94217 $      269   0.28%    0.55%  to   2.35%   13.13% to   15.16%
December 31, 2011       19 $ 8.53881 to  $11.23828 $      171   0.35%    0.55%  to   2.35%   -4.04% to   -2.32%
December 31, 2010       24 $ 8.89801 to  $11.41249 $      214   0.20%    1.50%  to   2.35%   14.03% to   21.92%

                                      A77

                              AT YEAR ENDED                            FOR YEAR ENDED
                   ------------------------------------  ---------------------------------------------
                                                   NET   INVESTMENT
                   UNITS        UNIT VALUE        ASSETS   INCOME   EXPENSE RATIO**    TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST     (000S)   RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  ------ ---------- -----------------  ----------------
                                              PROFUND VP MID-CAP GROWTH
                   ----------------------------------------------------------------------------------
December 31, 2014    34   $14.81688 to  $17.88891 $  542   0.00%    0.55%  to   2.30%   3.51% to   5.31%
December 31, 2013    42   $14.31437 to  $16.98714 $  628   0.00%    0.55%  to   2.30%  27.59% to  29.81%
December 31, 2012    32   $11.21885 to  $13.08646 $  373   0.00%    0.55%  to   2.30%  12.78% to  14.75%
December 31, 2011    32   $ 9.94731 to  $11.40463 $  326   0.00%    0.55%  to   2.30%  -5.07% to  -3.43%
December 31, 2010    52   $10.47890 to  $11.80941 $  579   0.00%    0.55%  to   2.30%  18.01% to  26.77%

                                              PROFUND VP MID-CAP VALUE
                   ----------------------------------------------------------------------------------
December 31, 2014    32   $14.43790 to  $17.82890 $  505   0.19%    0.55%  to   2.30%   7.71% to   9.58%
December 31, 2013    51   $13.40458 to  $16.27030 $  759   0.34%    0.55%  to   2.30%  29.19% to  31.43%
December 31, 2012    56   $10.37597 to  $12.37923 $  645   0.16%    0.55%  to   2.30%  13.94% to  15.92%
December 31, 2011    66   $ 9.10660 to  $10.67879 $  665   0.15%    0.55%  to   2.30%  -6.08% to  -4.45%
December 31, 2010    46   $ 9.69632 to  $11.17632 $  456   0.26%    0.55%  to   2.30%  11.96% to  18.91%

                                               PROFUND VP REAL ESTATE
                   ----------------------------------------------------------------------------------
December 31, 2014    51   $11.74265 to  $17.49199 $  693   1.62%    0.55%  to   2.30%  22.21% to  24.33%
December 31, 2013    44   $ 9.60879 to  $14.06912 $  446   1.29%    0.55%  to   2.30%  -2.16% to  -0.46%
December 31, 2012    48   $ 9.82085 to  $14.13382 $  496   2.52%    0.55%  to   2.30%  14.53% to  16.53%
December 31, 2011    43   $ 8.57465 to  $12.12925 $  386   0.00%    0.55%  to   2.30%   2.40% to   4.17%
December 31, 2010    83   $ 8.37375 to  $11.60561 $  707   3.90%    0.95%  to   2.30%  15.86% to  22.85%

                                             PROFUND VP SMALL-CAP GROWTH
                   ----------------------------------------------------------------------------------
December 31, 2014    43   $15.34027 to  $22.30194 $  757   0.00%    0.55%  to   2.90%  -0.71% to   1.61%
December 31, 2013    68   $15.35942 to  $22.46084 $1,183   0.00%    0.55%  to   2.90%  36.47% to  39.65%
December 31, 2012    34   $11.18920 to  $16.45836 $  411   0.00%    0.55%  to   2.90%   9.31% to  11.86%
December 31, 2011    37   $10.17680 to  $15.05725 $  403   0.00%    0.55%  to   2.90%  -1.57% to   0.72%
December 31, 2010    51   $10.27873 to  $15.29722 $  550   0.00%    0.55%  to   2.90%  17.66% to  24.11%

                                             PROFUND VP SMALL-CAP VALUE
                   ----------------------------------------------------------------------------------
December 31, 2014    16   $15.17487 to  $17.67642 $  262   0.00%    0.55%  to   2.00%   3.74% to   5.23%
December 31, 2013    28   $14.62787 to  $16.79752 $  448   0.21%    0.55%  to   2.00%  34.98% to  36.92%
December 31, 2012    27   $10.68964 to  $12.26837 $  314   0.00%    0.55%  to   2.30%  13.54% to  15.52%
December 31, 2011    39   $ 9.41484 to  $10.62040 $  404   0.00%    0.55%  to   2.30%  -6.26% to  -4.63%
December 31, 2010    25   $10.04307 to  $11.09991 $  259   0.07%    0.95%  to   2.30%  11.22% to  20.54%

                                            PROFUND VP TELECOMMUNICATIONS
                   ----------------------------------------------------------------------------------
December 31, 2014     9   $10.45451 to  $16.04832 $   97   4.10%    0.55%  to   2.35%  -1.74% to   0.01%
December 31, 2013    14   $10.64000 to  $16.04617 $  161   2.27%    0.55%  to   2.35%   9.50% to  11.45%
December 31, 2012    18   $ 9.71718 to  $14.39725 $  213   3.22%    0.55%  to   2.35%  13.84% to  15.88%
December 31, 2011    15   $ 8.53611 to  $12.42479 $  133   3.63%    0.55%  to   2.35%  -0.47% to   1.31%
December 31, 2010    25   $ 8.57621 to  $12.26438 $  246   2.48%    0.55%  to   2.35%  13.03% to  22.07%

                                                PROFUND VP UTILITIES
                   ----------------------------------------------------------------------------------
December 31, 2014    55   $12.34589 to  $17.83892 $  821   1.72%    0.55%  to   2.30%  23.05% to  25.19%
December 31, 2013    49   $10.03284 to  $14.24930 $  560   2.54%    0.55%  to   2.30%  10.77% to  12.69%
December 31, 2012    63   $ 9.05776 to  $12.64461 $  651   2.12%    0.55%  to   2.30%  -2.12% to  -0.41%
December 31, 2011    55   $ 9.25352 to  $12.69674 $  589   1.69%    0.55%  to   2.30%  14.87% to  16.86%
December 31, 2010    36   $ 8.05537 to  $10.86454 $  295   2.48%    0.55%  to   2.30%   3.57% to   8.26%

                                             PROFUND VP LARGE-CAP GROWTH
                   ----------------------------------------------------------------------------------
December 31, 2014   115   $14.69828 to  $18.51933 $1,832   0.11%    0.55%  to   2.30%  10.39% to  12.31%
December 31, 2013    84   $13.31507 to  $16.49009 $1,188   0.33%    0.55%  to   2.30%  27.73% to  29.95%
December 31, 2012    70   $10.42444 to  $12.68990 $  767   0.08%    0.55%  to   2.30%  10.18% to  12.10%
December 31, 2011    69   $ 9.46136 to  $11.32042 $  691   0.00%    0.55%  to   2.30%   0.82% to   2.56%
December 31, 2010    71   $ 9.38481 to  $11.03756 $  677   0.06%    0.55%  to   2.30%  10.49% to  11.73%

                                             PROFUND VP LARGE-CAP VALUE
                   ----------------------------------------------------------------------------------
December 31, 2014   119   $11.78374 to  $17.21581 $1,542   0.66%    0.55%  to   2.60%   7.67% to   9.87%
December 31, 2013   105   $11.12739 to  $15.66968 $1,312   0.94%    0.55%  to   2.30%  26.97% to  29.18%
December 31, 2012    92   $ 8.76356 to  $12.13040 $  878   0.86%    0.55%  to   2.30%  12.82% to  14.79%
December 31, 2011    97   $ 7.76766 to  $10.56792 $  851   0.69%    0.55%  to   2.30%  -3.49% to  -1.82%
December 31, 2010    89   $ 8.04896 to  $10.76394 $  733   0.89%    0.55%  to   2.30%   7.47% to  11.78%

                                      A78

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                                      AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014   6,072 $13.25293 to  $17.27505 $ 93,046   0.00%    0.55%  to   3.25%    6.68% to    9.66%
December 31, 2013   5,993 $12.19594 to  $15.81555 $ 84,817   0.00%    0.55%  to   3.25%   24.20% to   30.71%
December 31, 2012   5,590 $ 9.54913 to  $12.14782 $ 61,346   0.45%    0.55%  to   3.25%    9.55% to   12.61%
December 31, 2011   3,425 $ 8.50545 to  $10.83000 $ 33,837   0.33%    0.55%  to   3.25%  -14.75% to   -6.39%
December 31, 2010   2,319 $10.44965 to  $11.61473 $ 24,809   0.02%    0.55%  to   3.25%    4.81% to   12.65%

                                         AST JENNISON LARGE-CAP GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014   7,911 $11.27625 to  $18.95352 $136,715   0.00%    0.55%  to   3.25%    5.95% to   13.75%
December 31, 2013   7,114 $13.00723 to  $17.47295 $114,261   0.00%    0.55%  to   3.25%   32.06% to   35.74%
December 31, 2012   6,499 $10.54999 to  $12.92284 $ 78,351   0.00%    0.55%  to   3.25%   11.44% to   14.55%
December 31, 2011   3,024 $ 9.23751 to  $11.32571 $ 32,384   0.00%    0.55%  to   3.25%   -7.55% to    0.11%
December 31, 2010   1,478 $10.66273 to  $11.35800 $ 16,039   0.00%    0.95%  to   3.25%    6.95% to   10.27%

                                                 AST BOND PORTFOLIO 2020
                   --------------------------------------------------------------------------------------
December 31, 2014   2,159 $11.26177 to  $12.83200 $ 26,327   0.00%    1.15%  to   3.25%    2.71% to    4.94%
December 31, 2013   2,613 $10.48701 to  $12.22814 $ 30,751   0.00%    1.15%  to   3.25%   -9.55% to   -7.59%
December 31, 2012      48 $11.48725 to  $12.95314 $    589   2.69%    1.30%  to   3.25%    2.86% to    4.95%
December 31, 2011     314 $11.06416 to  $12.41953 $  3,603   1.15%    1.30%  to   2.95%   15.28% to   17.15%
December 31, 2010   1,771 $ 9.54633 to  $10.66744 $ 17,133   0.00%    1.30%  to   3.25%    5.41% to   10.41%

                                   AST BOND PORTFOLIO 2017 (AVAILABLE JANUARY 4, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2014   6,505 $10.67630 to  $11.41153 $ 73,050   0.00%    1.90%  to   3.25%   -1.87% to   -0.50%
December 31, 2013   8,655 $10.87944 to  $11.80555 $ 98,018   0.00%    1.15%  to   3.25%   -5.24% to   -3.18%
December 31, 2012  13,596 $11.48120 to  $12.19387 $160,818   0.52%    1.15%  to   3.25%    1.70% to    3.91%
December 31, 2011  15,087 $11.28966 to  $11.73508 $173,608   0.08%    1.15%  to   3.25%    7.80% to   10.13%
December 31, 2010     450 $10.47326 to  $10.59081 $  4,746   0.00%    1.90%  to   3.25%    4.76% to    5.92%

                                   AST BOND PORTFOLIO 2021 (AVAILABLE JANUARY 4, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2014   8,022 $12.00532 to  $13.35471 $100,683   0.00%    1.15%  to   3.25%    4.18% to    6.44%
December 31, 2013   6,858 $11.52353 to  $12.71942 $ 81,707   0.00%    1.15%  to   3.25%  -10.02% to   -8.07%
December 31, 2012  14,512 $12.80734 to  $13.85470 $191,262   0.78%    1.15%  to   3.25%    3.32% to    5.57%
December 31, 2011  18,356 $12.39610 to  $13.14210 $232,734   0.06%    1.15%  to   3.25%   16.40% to   18.92%
December 31, 2010   2,261 $10.64953 to  $11.06626 $ 24,883   0.00%    1.30%  to   3.25%    6.42% to   10.66%

                   WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 1 (AVAILABLE JULY 16, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2014      30 $14.92875 to  $15.67932 $    454   2.99%    1.40%  to   1.85%   -7.02% to   -6.61%
December 31, 2013      37 $16.05615 to  $16.78881 $    597   2.36%    1.40%  to   1.85%   17.76% to   18.28%
December 31, 2012      44 $13.63464 to  $14.19378 $    603   1.60%    1.40%  to   1.85%   11.61% to   12.11%
December 31, 2011      52 $12.21604 to  $12.66075 $    649   0.64%    1.40%  to   1.85%  -14.37% to  -13.99%
December 31, 2010      68 $14.26638 to  $14.72045 $    984   0.00%    1.40%  to   1.85%   20.82% to   21.07%

                     WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 1 (AVAILABLE JULY 16, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2014     334 $ 2.20106 to  $ 3.17517 $ $1,027   0.00%    1.40%  to   1.85%    2.19% to    2.65%
December 31, 2013     473 $ 2.14418 to  $ 3.09314 $  1,417   0.39%    1.40%  to   1.85%   37.67% to   38.29%
December 31, 2012     502 $ 1.55055 to  $ 2.23677 $  1,091   0.00%    1.40%  to   1.85%   18.56% to   19.09%
December 31, 2011     683 $ 1.30203 to  $ 1.87829 $  1,249   0.00%    1.40%  to   1.85%   -7.08% to   -6.66%
December 31, 2010     961 $ 1.39498 to  $ 2.01236 $  1,889   0.00%    1.40%  to   1.85%   26.02% to   26.28%

                   WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 1 (AVAILABLE JULY 16, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2014      25 $17.41188 to  $17.75964 $    445   0.00%    1.40%  to   1.85%   -3.46% to   -3.03%
December 31, 2013      33 $18.03604 to  $18.31500 $    602   0.00%    1.40%  to   1.85%   47.82% to   48.48%
December 31, 2012      41 $12.20120 to  $12.33511 $    501   0.00%    1.40%  to   1.85%    6.14% to    6.62%
December 31, 2011      47 $11.49507 to  $11.56958 $    545   0.00%    1.40%  to   1.85%   -6.08% to   -5.66%
December 31, 2010      66 $12.23884 to  $12.26392 $    804   0.00%    1.40%  to   1.85%   27.58% to   27.84%

                    WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 1 (AVAILABLE JULY 16, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2014      71 $14.01834 to  $14.29794 $    997   0.62%    1.40%  to   1.85%    2.73% to    3.19%
December 31, 2013      86 $13.64565 to  $13.85629 $  1,185   0.98%    1.40%  to   1.85%   12.94% to   13.44%
December 31, 2012     107 $12.08206 to  $12.21442 $  1,299   1.09%    1.40%  to   1.85%   12.25% to   12.75%
December 31, 2011     131 $10.76329 to  $10.83306 $  1,409   0.86%    1.40%  to   1.85%   -8.74% to   -8.34%
December 31, 2010     183 $11.79431 to  $11.81846 $  2,156   0.00%    1.40%  to   1.85%   21.79% to   22.03%

                                      A79

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                              INVESTMENT
                   UNITS         UNIT VALUE        NET ASSETS   INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                                    AST BOND PORTFOLIO 2022 (AVAILABLE JANUARY 3, 2011)
                   -----------------------------------------------------------------------------------------
December 31, 2014    4,101 $11.30860 to  $12.32246 $   48,234   0.00%    1.15%  to   3.25%    6.78% to    9.10%
December 31, 2013    5,950 $10.59034 to  $11.29472 $   64,899   0.00%    1.15%  to   3.25%  -12.68% to  -10.78%
December 31, 2012   10,633 $12.12814 to  $12.65985 $  131,877   0.03%    1.15%  to   3.25%    2.40% to    4.63%
December 31, 2011    7,051 $11.84372 to  $12.09978 $   84,496   0.00%    1.15%  to   3.25%   18.44% to   21.00%

                               AST QUANTITATIVE MODELING PORTFOLIO (AVAILABLE APRIL 29, 2011)
                   -----------------------------------------------------------------------------------------
December 31, 2014   43,953 $10.54716 to  $13.00950 $  545,769   0.00%    0.55%  to   2.65%    3.75% to    5.92%
December 31, 2013   30,084 $11.59795 to  $12.28290 $  358,117   0.00%    0.55%  to   2.25%   17.54% to   21.72%
December 31, 2012   19,469 $ 9.82808 to  $10.09074 $  192,842   0.04%    0.55%  to   2.15%   10.77% to   12.54%
December 31, 2011    9,116 $ 8.87815 to  $ 8.96673 $   81,124   0.00%    0.55%  to   2.05%  -11.20% to  -10.33%

                            AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (AVAILABLE APRIL 29, 2011)
                   -----------------------------------------------------------------------------------------
December 31, 2014  163,477 $10.68270 to  $11.81961 $1,852,566   0.00%    0.55%  to   3.25%    1.49% to    4.32%
December 31, 2013  159,964 $10.52625 to  $11.33041 $1,757,753   0.00%    0.55%  to   3.25%    7.25% to   10.24%
December 31, 2012  137,665 $ 9.81460 to  $10.27765 $1,388,059   0.47%    0.55%  to   3.25%    8.25% to   11.28%
December 31, 2011   89,096 $ 9.06646 to  $ 9.23573 $  816,029   0.00%    0.55%  to   3.25%   -9.31% to   -7.64%

                      WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 1 (AVAILABLE AUGUST 26, 2011)
                   -----------------------------------------------------------------------------------------
December 31, 2014       93 $17.00412 to  $17.25814 $    1,586   0.29%    1.40%  to   1.85%    8.69% to    9.17%
December 31, 2013      107 $15.64456 to  $15.80815 $    1,674   0.45%    1.40%  to   1.85%   28.61% to   29.18%
December 31, 2012      123 $12.16401 to  $12.23691 $    1,502   0.58%    1.40%  to   1.85%   13.69% to   14.20%
December 31, 2011      125 $10.69886 to  $10.71531 $    1,341   0.00%    1.40%  to   1.85%    4.66% to    4.81%

                              AST PRUDENTIAL CORE BOND PORTFOLIO (AVAILABLE OCTOBER 31, 2011)
                   -----------------------------------------------------------------------------------------
December 31, 2014   18,102 $10.09214 to  $11.01361 $  194,171   0.00%    0.55%  to   3.25%    2.62% to    5.48%
December 31, 2013   14,767 $ 9.68326 to  $10.44169 $  151,663   0.00%    0.55%  to   2.85%   -5.10% to   -2.85%
December 31, 2012   12,451 $10.46916 to  $10.74805 $  132,486   0.17%    0.55%  to   2.75%    4.16% to    6.52%
December 31, 2011    1,096 $10.05117 to  $10.08473 $   11,039   0.00%    0.85%  to   2.75%    0.33% to    0.65%

                           AST NEUBERGER BERMAN CORE BOND PORTFOLIO (AVAILABLE OCTOBER 31, 2011)
                   -----------------------------------------------------------------------------------------
December 31, 2014    5,454 $ 9.74430 to  $10.63422 $   55,955   0.00%    0.55%  to   3.25%    1.73% to    4.57%
December 31, 2013    3,859 $ 9.57823 to  $10.16927 $   38,272   0.00%    0.55%  to   3.25%   -5.99% to   -3.37%
December 31, 2012    3,617 $10.25066 to  $10.52360 $   37,538   0.23%    0.55%  to   2.75%    1.98% to    4.30%
December 31, 2011      428 $10.05125 to  $10.08481 $    4,306   0.00%    0.85%  to   2.75%    0.24% to    0.55%

                                    AST BOND PORTFOLIO 2023 (AVAILABLE JANUARY 3, 2012)
                   -----------------------------------------------------------------------------------------
December 31, 2014    9,386 $ 9.69880 to  $10.30246 $   94,025   0.00%    1.30%  to   3.25%    8.96% to   11.17%
December 31, 2013   21,962 $ 8.90118 to  $ 9.29219 $  199,986   0.00%    1.15%  to   3.25%  -13.12% to  -11.23%
December 31, 2012    3,101 $10.24517 to  $10.45376 $   32,173   0.00%    1.30%  to   3.25%    2.45% to    4.54%

                   AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (AVAILABLE APRIL 30, 2012)
                   -----------------------------------------------------------------------------------------
December 31, 2014  237,596 $11.92878 to  $13.75528 $3,173,776   0.00%    0.55%  to   3.25%   -0.18% to    2.61%
December 31, 2013  250,383 $11.73153 to  $13.40539 $3,294,490   0.00%    0.55%  to   3.25%   19.00% to   23.79%
December 31, 2012  226,667 $10.62945 to  $10.82950 $2,436,575   0.00%    0.55%  to   3.25%    6.32% to    8.30%

                          AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (AVAILABLE APRIL 30, 2012)
                   -----------------------------------------------------------------------------------------
December 31, 2014   39,864 $11.71380 to  $12.86226 $  491,762   0.00%    0.55%  to   3.25%    1.72% to    4.56%
December 31, 2013   31,973 $11.30516 to  $12.30125 $  383,555   0.00%    0.55%  to   3.15%   14.35% to   18.26%
December 31, 2012   18,256 $10.21676 to  $10.40185 $  188,504   0.92%    0.55%  to   3.15%    2.19% to    4.02%

                       AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (AVAILABLE AUGUST 20, 2012)
                   -----------------------------------------------------------------------------------------
December 31, 2014      263 $ 9.10774 to  $ 9.70400 $    2,477   0.00%    0.55%  to   1.95%   -2.95% to    0.80%
December 31, 2013      150 $ 9.16475 to  $ 9.52764 $    1,404   0.00%    0.55%  to   1.95%   -9.83% to   -8.03%
December 31, 2012       40 $10.38171 to  $10.42862 $      414   0.00%    0.55%  to   1.75%    3.83% to    4.29%

                               AST MFS LARGE-CAP VALUE PORTFOLIO (AVAILABLE AUGUST 20, 2012)
                   -----------------------------------------------------------------------------------------
December 31, 2014    2,236 $10.95451 to  $15.01238 $   32,565   0.00%    0.55%  to   2.70%    7.24% to    9.61%
December 31, 2013    1,183 $12.28936 to  $13.69602 $   15,936   0.00%    0.55%  to   2.70%   25.05% to   33.76%
December 31, 2012      103 $10.15815 to  $10.23902 $    1,049   0.00%    0.55%  to   2.65%    1.60% to    2.39%

                                    AST BOND PORTFOLIO 2024 (AVAILABLE JANUARY 2, 2013)
                   -----------------------------------------------------------------------------------------
December 31, 2014    5,710 $ 9.55706 to  $ 9.97651 $   55,945   0.00%    1.15%  to   3.25%   10.87% to   13.27%
December 31, 2013    7,249 $ 8.62024 to  $ 8.80746 $   63,244   0.00%    1.15%  to   3.25%  -13.80% to  -11.93%

                                      A80

                                 AT YEAR ENDED                              FOR YEAR ENDED
                   -----------------------------------------  ---------------------------------------------
                                                              INVESTMENT
                   UNITS         UNIT VALUE        NET ASSETS   INCOME   EXPENSE RATIO**    TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ----------------
                         AST AQR EMERGING MARKETS EQUITY PORTFOLIO (AVAILABLE FEBRUARY 25, 2013)
                   ---------------------------------------------------------------------------------------
December 31, 2014      209 $ 9.56412 to  $ 9.85401 $    2,023   0.00%    0.55%  to   1.95%  -5.02% to  -2.14%
December 31, 2013      117 $10.06910 to  $10.19183 $    1,184   0.00%    0.55%  to   1.95%   0.71% to   1.92%

                         AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (AVAILABLE FEBRUARY 25, 2013)
                   ---------------------------------------------------------------------------------------
December 31, 2014    4,132 $11.05572 to  $13.30316 $   53,805   0.00%    0.55%  to   2.85%   9.84% to  12.98%
December 31, 2013    1,526 $11.56161 to  $11.77434 $   17,800   0.00%    0.55%  to   2.65%  15.64% to  17.75%

                         AST QMA EMERGING MARKETS EQUITY PORTFOLIO (AVAILABLE FEBRUARY 25, 2013)
                   ---------------------------------------------------------------------------------------
December 31, 2014      175 $ 9.15902 to  $ 9.85996 $    1,639   0.00%    0.55%  to   1.95%  -4.37% to  -2.01%
December 31, 2013       48 $ 9.58150 to  $ 9.69426 $      467   0.00%    0.55%  to   1.90%  -4.17% to  -3.05%

                          AST MULTI-SECTOR FIXED INCOME PORTFOLIO (AVAILABLE FEBRUARY 25, 2013)
                   ---------------------------------------------------------------------------------------
December 31, 2014  233,397 $10.37423 to  $10.53178 $2,421,326   0.00%    1.10%  to   1.90%   9.06% to   9.95%
December 31, 2013   73,129 $ 9.51265 to  $ 9.57903 $  695,654   0.00%    1.10%  to   1.90%  -4.86% to  -4.20%

                              AST BLACKROCK ISHARES ETF PORTFOLIO (AVAILABLE APRIL 29, 2013)
                   ---------------------------------------------------------------------------------------
December 31, 2014   17,481 $10.47787 to  $10.89838 $  187,270   0.00%    0.55%  to   3.15%   0.32% to   3.01%
December 31, 2013    8,247 $10.39072 to  $10.58015 $   86,639   0.00%    0.55%  to   3.15%   3.93% to   5.81%

                     AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO (AVAILABLE APRIL 29, 2013)
                   ---------------------------------------------------------------------------------------
December 31, 2014   65,537 $10.61344 to  $11.11626 $  716,686   0.00%    0.55%  to   3.25%  -0.77% to   1.99%
December 31, 2013   32,310 $10.72647 to  $10.89883 $  349,718   0.00%    0.55%  to   2.85%   7.29% to   8.99%

                           AST DEFENSIVE ASSET ALLOCATION PORTFOLIO (AVAILABLE APRIL 29, 2013)
                   ---------------------------------------------------------------------------------------
December 31, 2014   17,739 $ 9.84515 to  $10.20498 $  177,916   0.00%    0.55%  to   3.25%   1.69% to   4.53%
December 31, 2013    8,260 $ 9.58831 to  $ 9.76317 $   80,066   0.00%    0.55%  to   3.15%  -4.09% to  -2.36%

                                  AST AQR LARGE-CAP PORTFOLIO (AVAILABLE APRIL 29, 2013)
                   ---------------------------------------------------------------------------------------
December 31, 2014      199 $11.15982 to  $13.19717 $    2,527   0.00%    0.55%  to   2.00%  10.95% to  12.55%
December 31, 2013       66 $11.61220 to  $11.72588 $      766   0.00%    0.55%  to   2.00%  16.14% to  17.26%

                                  AST QMA LARGE-CAP PORTFOLIO (AVAILABLE APRIL 29, 2013)
                   ---------------------------------------------------------------------------------------
December 31, 2014      197 $11.16782 to  $13.48446 $    2,453   0.00%    0.55%  to   2.05%  11.23% to  14.61%
December 31, 2013       12 $11.64780 to  $11.76574 $      136   0.00%    0.55%  to   2.05%  16.50% to  17.66%

                                   AST BOND PORTFOLIO 2025 (AVAILABLE JANUARY 2, 2014)
                   ---------------------------------------------------------------------------------------
December 31, 2014    2,681 $11.13605 to  $11.37768 $   30,230   0.00%    1.15%  to   3.25%  11.36% to  13.78%

                      AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (AVAILABLE FEBRUARY 10, 2014)
                   ---------------------------------------------------------------------------------------
December 31, 2014   27,151 $10.48352 to  $10.61730 $  285,797   0.00%    0.55%  to   1.95%   4.85% to   6.18%

                     AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (AVAILABLE APRIL 28, 2014)
                   ---------------------------------------------------------------------------------------
December 31, 2014      366 $10.23141 to  $10.25115 $    3,753   0.00%    0.55%  to   0.83%   2.32% to   2.52%

                      AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (AVAILABLE APRIL 28, 2014)
                   ---------------------------------------------------------------------------------------
December 31, 2014      784 $10.34076 to  $10.36085 $    8,118   0.00%    0.55%  to   0.83%   3.41% to   3.61%

                       AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (AVAILABLE APRIL 28, 2014)
                   ---------------------------------------------------------------------------------------
December 31, 2014      484 $10.52974 to  $10.55012 $    5,103   0.00%    0.55%  to   0.83%   5.30% to   5.51%

                          AST BLACKROCK MULTI-ASSET INCOME PORTFOLIO (AVAILABLE APRIL 28, 2014)
                   ---------------------------------------------------------------------------------------
December 31, 2014      756 $ 9.95303 to  $ 9.97233 $    7,530   0.00%    0.55%  to   0.83%  -0.46% to  -0.27%

                   AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (AVAILABLE APRIL 28, 2014)
                   ---------------------------------------------------------------------------------------
December 31, 2014      180 $ 9.68459 to  $ 9.69330 $    1,746   0.00%    0.55%  to   0.68%  -3.15% to  -3.06%

                                 AST MANAGED EQUITY PORTFOLIO (AVAILABLE APRIL 28, 2014)
                   ---------------------------------------------------------------------------------------
December 31, 2014      251 $10.28185 to  $10.29105 $    2,586   0.00%    0.55%  to   0.68%   2.82% to   2.92%

                              AST MANAGED FIXED-INCOME PORTFOLIO (AVAILABLE APRIL 28, 2014)
                   ---------------------------------------------------------------------------------------
December 31, 2014      434 $10.01270 to  $10.03217 $    4,356   0.00%    0.55%  to   0.83%   0.13% to   0.33%

                                      A81

                              AT YEAR ENDED                            FOR YEAR ENDED
                   ------------------------------------  ---------------------------------------------
                                                   NET   INVESTMENT
                   UNITS        UNIT VALUE        ASSETS   INCOME   EXPENSE RATIO**    TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST     (000S)   RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  ------ ---------- -----------------  ----------------
                        AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (AVAILABLE APRIL 28, 2014)
                   ----------------------------------------------------------------------------------
December 31, 2014    33   $ 9.70452 to  $ 9.71324 $  318   0.00%    0.55%  to   0.68%  -2.95% to  -2.86%

                       AST JENNISON GLOBAL INFRASTRUCTURE PORTFOLIO (AVAILABLE APRIL 28, 2014)
                   ----------------------------------------------------------------------------------
December 31, 2014    90   $10.40129 to  $10.41061 $  934   0.00%    0.55%  to   0.68%   4.02% to   4.11%

                       AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (AVAILABLE APRIL 28, 2014)
                   ----------------------------------------------------------------------------------
December 31, 2014   128   $ 9.72436 to  $ 9.73320 $1,248   0.00%    0.55%  to   0.68%  -2.75% to  -2.66%

                       AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (AVAILABLE APRIL 28, 2014)
                   ----------------------------------------------------------------------------------
December 31, 2014   448   $ 9.93851 to  $ 9.95398 $4,452   0.00%    0.55%  to   1.95%  -0.60% to  -0.46%

        --------
        * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolio, net of management fees assessed by the fund manager, divided by the average net assets. These ratios are annualized and exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolio in which the subaccount invests.

        ** These amounts represent the annualized Contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolio are excluded.

        ***These amounts represent the total return for the periods indicated, including changes in the value of the underlying Portfolio, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount with no activity during the period were excluded from the range of total return for that period. Product designs within a subaccount which were offered after a fiscal year began are included in the range of total return for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Investment options with a date notation indicate the effective date of that investment option in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended
           December 31, 2014 or from the effective date of the subaccount through the end of the reporting period.

      /(1)/Amount is less than 0.01%.

        CHARGES AND EXPENSES

        The following represents the various charges and expenses of the Account which are paid to Pruco Life.

        A.  MORTALITY RISK AND EXPENSE RISK CHARGES

        The mortality risk and expense risk charges are applied daily against the net assets of the separate account attributable to each of the Contracts. Mortality risk is the risk that annuitants may live longer than estimated and expense risk is the risk that the cost of

                                      A82
        issuing and administering the Contracts may exceed related charges by Pruco Life. The daily mortality risk and expense risk charges are assessed through the reduction in unit values. A summary of Mortality Risk and Expense Risk charges is presented below:

        Premier Investment Variable Annuity Series B - 0.55%
        Premier Investment Variable Annuity Series C - 0.68%
        Premier Investment Variable Annuity Series B with RPO Death Benefit - 0.70%
        Premier Investment Variable Annuity Series C with RPO Death Benefit - 0.83%

        B.  ADMINISTRATION CHARGE

        The administration charge is applied daily against the net assets held in each subaccount. Administration charges include costs associated with issuing the Contracts, establishing and maintaining records, and providing reports to contract owners. This charge is assessed through the reduction in unit values.

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ----------------------------------------------------------------------------------
   0.55%     Premier Retirement Advisor - No Optional Benefits
   0.55%     Premier Investment Variable Annuity B Series - No Optional Benefits
   0.68%     Premier Investment Variable Annuity C Series - No Optional Benefits
   0.70%     Premier Investment Variable Annuity B Series with Return of Premium Death Benefit
   0.83%     Premier Investment Variable Annuity C Series with Return of Premium Death Benefit
   0.85%     Premier Retirement Variable Annuity - No Optional Benefits
   0.95%     Premier Bb Series - No Optional Benefits
             Premier Retirement Advisor - With HAV
   1.10%     Prudential Defined Income - No Optional Benefits
   1.15%     Premier B Series - No Optional Benefits
             Premier Retirement Advisor - With HD GRO II OR GRO Plus II
   1.30%     Premier Bb Series - with HD GRO
             Premier Retirement B - No Optional Benefits
   1.35%     Discovery Choice Basic - No Optional Benefits
             Premier Retirement Advisor - With Combo 5% and HAV
   1.40%     No Optional Benefits
               Discovery Select Variable Annuity
               Discovery Preferred Variable Annuity
               Strategic Partners Annuity One
               Strategic Partners Annuity One Enhanced - Non Bonus Version
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus
               Strategic Partners Plus Enhanced - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Strategic Partners Advisor
   1.45%     Premier Bb Series 5% Roll Up and HAV or HDV
             Premier Retirement B Share - No Optional Benefits
             Premier Retirement C - No Optional Benefits, after 9th anniversary ("Cliff" year)
             Premier Retirement L - No Optional Benefits, after 9th anniversary ("Cliff" year)
   1.50%     No Optional Benefits
               Strategic Partners Annuity One Enhanced - Bonus Version
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Strategic Partners Plus Enhanced - Bonus Version
               Strategic Partners Plus Enhanced III - Bonus Version
               Premier L Series
               Premier B Series with HD GRO
   1.52%     Strategic Partners Select GMDB with Step Up and Roll Up
   1.55%     Premier X Series - No Optional Benefits
               Premier Bb Series with LT5 or HD5
               Premier Bb Series - with HD GRO
               Premier Retirement Advisor - With HAV and HD GRO II OR HAV and GRO Plus II

                                      A83

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ --------------------------------------------------------------------------------------------
   1.60%     Strategic Partners FlexElite - No Optional Benefits
             GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One
               Strategic Partners Annuity One Enhanced - Non Bonus Version
               Strategic Partners Plus
               Strategic Partners Plus Enhanced - Non Bonus Version
   1.65%     No Optional Benefit
               Discovery Choice Enhanced
               Strategic Partners Enhanced FlexElite
             GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Strategic Partners Advisor with GMDB with Step Up and Roll Up
               Premier B Series with HDV
               Premier B Series with Roll-up & HAV
   1.70%     GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced - Bonus Version
               Strategic Partners Plus Enhanced - Bonus Version
             GMDB with-Greater of Roll Up and Step Up
               Strategic Partners Annuity One
               Strategic Partners Annuity One Enhanced - Non Bonus Version
               Strategic Partners Plus Enhanced - Non Bonus Version
             GMDB with Step Up and Roll Up
               Strategic Partners Plus
               Strategic Partners Plus Enhanced - Non Bonus Version
               Premier Bb Series with SLT5
               Premier Retirement B - With HAV
               Premier Retirement L - No Optional Benefits
   1.75%     Premier B Series with LT5 or HD5
             GMDB with-Greater of Roll Up or Step Up
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
             GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Strategic Partners Plus Enhanced III - Bonus Version
               Premier B Series with HD GRO
               Premier Bb Series with GMDB Annual Step Up or 5% Roll Up with HAV
               Premier Retirement C - No Optional Benefits
   1.80%     Strategic Partners FlexElite with GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Plus Enhanced - Bonus Version with GMDB with Step Up and Roll Up
               Strategic Partners Annuity One Enhanced - Bonus Version with GMDB with Greater of Roll Up and Step Up
               Premier Bb Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   1.85%     GMDB with-Greater of Roll Up or Step Up
               Strategic Partners Plus Enhanced III - Bonus Version
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Premier L Series with HD GRO
               Premier Retirement X - No Optional Benefits
   1.90%     Premier B Series with SLT5
             With HDV
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Enhanced FlexElite with GMDB Annual Step Up or 5% Roll Up
               Strategic Partners FlexElite with GMDB with Greater of Roll Up and Step Up
               Premier X Series with HD GRO
               Premier B Series with GMDB Annual Step Up or 5% Roll Up with HAV
               Premier Retirement B - With HD GRO II OR GRO Plus II
             Premier Retirement L - No Optional Benefits
             Prudential Defined Income - With Defined Income Benefit

                                      A84

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ---------------------------------------------------------------------------------
   1.95%     Premier Retirement Advisor - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and
              GRO Plus II
             Premier Retirement C Share - No Optional Benefits
   2.00%     Strategic Partners Enhanced FlexElite GMDB with-Greater of Roll Up or Step Up
             With HDV
               Strategic Partners Plus Enhanced III - Bonus Version
               Strategic Partners Annuity One Enhanced III - Bonus Version
             With LT5 or HD5
               Strategic Partners Annuity One
               Strategic Partners Annuity One Enhanced - Non Bonus Version
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus
               Strategic Partners Plus Enhanced - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Strategic Partners Advisor
               Premier L Series with HDV
               Premier L Series with Roll-up & HAV
               Premier B Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   2.05%     Premier X Series with HDV
               Premier X Series with Roll-up & HAV
               Premier Bb Series with LT5
               Premier Bb Series with LT5 and HDV
               Premier Bb Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
               Premier B Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   2.10%     Strategic Partners Enhanced FlexElite with HDV
             With LT5 or HD5
               Strategic Partners Annuity One Enhanced - Bonus Version
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Strategic Partners Plus Enhanced - Bonus Version
               Strategic Partners Plus Enhanced III - Bonus Version
               Premier L Series
               Premier L Series with HD GRO
               Premier Retirement B - With Combo 5% and HAV
               Premier Retirement L - With HAV
   2.15%     With SLT5
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Premier X Series with LT5 or HD5
               Premier X Series with HD GRO
               Premier Retirement C - With HAV
   2.20%     Strategic Partners FlexElite - No Optional Benefits
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One
               Strategic Partners Annuity One Enhanced - Non Bonus Version
               Strategic Partners Plus
               Strategic Partners Plus Enhanced - Non Bonus Version
   2.25%     Strategic Partners Enhanced FlexElite with LT5 or HD5
             With SLT5
               Premier L Series
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Strategic Partners Plus Enhanced III - Bonus Version
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Strategic Partners Advisor with LT5 or HD5 and GMDB with Step Up and Roll Up
               Premier B Series with LT5
               Premier B Series with LT5 and HDV
               Premier B Series with LT5 or HD5 and Roll-up & HAV
               Premier B Series with HD GRO and GMDB Annual Step Up or 5% Roll Up
               Premier Retirement X - With HAV

                                      A85

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ --------------------------------------------------------------------------------------------
   2.30%     Premier X Series with SLT5
               Strategic Partners Plus Enhanced - Non Bonus Version with LT5 or HD5 and GMDB with Step
                Up and Roll Up
             With LT5 or HD5 and GMDB with Step Up and Roll Up
               Strategic Partners Plus
               Strategic Partners Plus Enhanced - Non Bonus Version
             With LT5 or HD5 and GMDB with Greater of Roll Up and Step Up
               Strategic Partners Annuity One
               Strategic Partners Annuity One Enhanced - Non Bonus Version
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced - Bonus Version
               Strategic Partners Plus Enhanced - Bonus Version
               Premier L Series with GMDB Annual Step Up or 5% Roll Up with HAV
               Premier Retirement B - With HAV and HD GRO II OR HAV and GRO Plus II
               Premier Retirement L - With HD GRO II OR GRO Plus II
   2.35%     Strategic Partners Annuity One Enhanced III - Non Bonus Version
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Strategic Partners Plus Enhanced III - Bonus Version
               Premier L Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
               Premier X Series with GMDB Annual Step Up or 5% Roll Up with HAV
               Premier Bb Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
               Premier Retirement C - With HD GRO II OR GRO Plus II
   2.40%     Strategic Partners Annuity One Enhanced - Bonus Version with LT5 or HD5 and GMDB with
              Greater of Roll Up and Step Up
             Strategic Partners Plus Enhanced - Bonus Version with LT5 or HD5 and GMDB with Step Up and
              Roll Up
               Strategic Partners FlexElite with LT5 or HD5 and GMDB with GMDB Annual Step Up or 5%
                Roll Up
               Strategic Partners Enhanced FlexElite with SLT5
               Premier X Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   2.45%     Premier Retirement X - With HD GRO II OR GRO Plus II
   2.50%     Strategic Partners FlexElite with LT5 or HD5 and GMDB with-Greater of Roll Up or Step Up
             Strategic Partners Enhanced FlexElite with LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
             With LT5 or HD5 and with HDV
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Premier B Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
               Premier Retirement L - With Combo 5% and HAV
   2.55%     Premier Retirement C - With Combo 5% and HAV
   2.60%     Strategic Partners Enhanced FlexElite with LT5 or HD5 and GMDB with-Greater of Roll Up or
               Step Up
             With LT5 or HD5 and with HDV
               Strategic Partners Plus Enhanced III - Bonus Version
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Premier L Series with LT5
               Premier L Series with LT5 and HDV
               Premier L Series with LT5 or HD5 and Roll-up & HAV
               Premier L Series with HD GRO and GMDB Annual Step Up or 5% Roll Up
   2.65%     Premier X Series with LT5
               Premier X Series with LT5 and HDV
               Premier X Series with HD GRO and GMDB Annual Step Up or 5% Roll Up
               Premier X Series with LT5 or HD5 and Roll-up & HAV
               Premier Retirement X - With Combo 5% and HAV
   2.70%     Premier Retirement B - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and
              GRO Plus II
               Premier Retirement L - With HAV and HD GRO II OR HAV and GRO Plus II
   2.75%     Strategic Partners Enhanced FlexElite with SLT5 with HDV
               Premier Retirement C - With HAV and HD GRO II OR HAV and GRO Plus II
   2.85%     Premier Retirement X - With HAV and HD GRO II OR HAV and GRO Plus II

                                      A86

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ----------------------------------------------------------------------------
   2.90%     Premier L Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   2.95%     Premier X Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   3.10%     Premier Retirement L - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and
              GRO Plus II
   3.15%     Premier Retirement C - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and
              GRO Plus II
   3.25%     Premier Retirement X - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and
              GRO Plus II

        C.  WITHDRAWAL CHARGES

        A deferred sales charge may be assessed upon full or partial contract owner redemptions. These charges relate to the expenses of selling and distributing the Contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0%-9%. The charge is assessed through the redemption of units.

        D.  OTHER RELATED CHARGES

        For Highest Daily Lifetime Seven, Highest Daily Lifetime Seven with Beneficiary Income Option, Highest Daily Lifetime Seven with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, the Optional Benefit Fee is a percentage of the Protected Withdrawal Value and is deducted pro rata from the Subaccounts on a quarterly basis.

        For Highest Daily Lifetime Income v3.0, Spousal Highest Daily Lifetime Income v3.0, Highest Daily Lifetime Income v3.0 with Highest Daily Death Benefit, Spousal Highest Daily Lifetime Income v3.0 with Highest Daily Death Benefit, Highest Daily Lifetime Income v2.1, Spousal Highest Daily Lifetime Income v2.1, Highest Daily Lifetime Income v2.1 with Highest Daily Death Benefit, Spousal Highest Daily Lifetime Income v2.1 with Highest Daily Death Benefit, Highest Daily Lifetime Income 2.0, Highest Daily Lifetime Income 2.0 with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Income 2.0, Highest Daily Lifetime Income 2.0 with Highest Daily Death Benefit, Spousal Highest Daily Lifetime Income 2.0 with Highest Daily Death Benefit, Highest Daily Lifetime Income, Highest Daily Lifetime Income with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Income, Highest Daily Lifetime Six Plus, Highest Daily Lifetime Six Plus with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Six Plus, and Spousal Highest Daily Lifetime Six Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus, Highest Daily Lifetime Seven Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus with Lifetime Income Accelerator, and Spousal Highest Daily Lifetime Seven Plus, the Optional Benefit Fee is assessed against the greater of the unadjusted account value or the Protected Withdrawal Value and is deducted pro rata from the subaccounts on a quarterly basis.

        An annual Maintenance Fee is charged if purchase payments or account value is less than a stated amount (varies by product and may vary by State).

        A quarterly premium-based charge is applicable to certain products which ranges from 0.15% to 0.82% annualized.

NOTE 8: OTHER

        Contract owner net payments--represent contract owner contributions under the Contracts reduced by applicable deductions, charges, and state premium taxes.

                                      A87

        Annuity payments--represent periodic payments distributed under the terms of the Contracts.

        Surrenders, withdrawals, and death benefits--are payments to contract owners and beneficiaries made under the terms of the Contracts, and amounts that contract owners have requested to be withdrawn or paid to them.

        Net transfers between other subaccounts or fixed rate option--are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account and market value adjustment.

        Other charges--are various Contract level charges as described in charges and expenses section located above.

                                      A88

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Pruco Life Flexible Premium Variable Annuity Account and the Board of Directors of Pruco Life Insurance Company

       In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts listed in Note 1 of Pruco Life Flexible Premium Variable Annuity Account at December 31, 2014, and the results of each of their operations and the changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Pruco Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2014 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 8, 2015

                                      A89

                         PRUCO LIFE INSURANCE COMPANY
                     Consolidated Financial Statements and
            Report of Independent Registered Public Accounting Firm

                          December 31, 2014 and 2013

                         PRUCO LIFE INSURANCE COMPANY

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                                                        Page
                                                                                                       Numbers
                                                                                                       -------
Management's Annual Report on Internal Control Over Financial Reporting                                  B-2

Consolidated Statements of Financial Position as of December 31, 2014 and 2013                           B-3

Consolidated Statements of Operations for the years ended December 31, 2014, 2013 and 2012               B-4

Consolidated Statements of Comprehensive Income for the years ended December 31, 2014, 2013 and 2012     B-4

Consolidated Statements of Equity for the years ended December 31, 2014, 2013 and 2012                   B-5

Consolidated Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012               B-6

Notes to Consolidated Financial Statements:

  1   Business and Basis of Presentation                                                                 B-8

  2   Significant Accounting Policies and Pronouncements                                                 B-8

  3   Investments                                                                                       B-18

  4   Deferred Policy Acquisition Costs                                                                 B-27

  5   Policyholders' Liabilities                                                                        B-28

  6   Certain Nontraditional Long-duration Contracts                                                    B-29

  7   Statutory Net Income and Surplus and Dividend Restriction                                         B-32

  8   Income Taxes                                                                                      B-32

  9   Fair Value of Assets and Liabilities                                                              B-34

  10  Derivative Instruments                                                                            B-48

  11  Commitments, Contingent Liabilities and Litigation and Regulatory Matters                         B-53

  12  Related Party Transactions                                                                        B-54

  13  Quarterly Results of Operations (Unaudited)                                                       B-60

Report of Independent Registered Public Accounting Firm                                                 B-61

    Management's Annual Report on Internal Control Over Financial Reporting

Management of Pruco Life Insurance Company ("the Company") is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2014, of the Company's internal control over financial reporting, based on the framework established in Internal Control--Integrated Framework
(2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO). Based on our assessment under that framework, management concluded that the Company's internal control over financial reporting was effective as of December 31, 2014.

Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company's assets that could have a material effect on our financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

This Annual Report does not include an attestation report of the Company's registered public accounting firm, PricewaterhouseCoopers LLP, regarding the internal control over financial reporting. Management's report was not subject to attestation by the Company's registered public accounting firm pursuant to rules of the Securities and Exchange Commission that permit the Company to provide only management's report in this Annual Report.

March 12, 2015

                         Part I--Financial Information

Item 1. Financial Statements

                         PRUCO LIFE INSURANCE COMPANY

                 Consolidated Statements of Financial Position
   As of December 31, 2014 and December 31, 2013 (in thousands, except share amounts)
--------------------------------------------------------------------------------

                                                  December 31,    December 31,
                                                      2014            2013
                                                 --------------- ---------------
ASSETS
Fixed maturities, available-for-sale, at fair
 value (amortized cost: 2014 - $5,866,873; 2013
 - $5,538,933)                                   $     6,194,564 $     5,651,401
Equity securities, available-for-sale, at fair
 value (cost: 2014 - $28,881; 2013 - $567)                29,500             771
Trading account assets, at fair value                     49,661          18,892
Policy loans                                           1,123,912       1,086,772
Short-term investments                                   121,272          16,002
Commercial mortgage and other loans                    1,681,553       1,532,165
Other long-term investments                              298,143         226,704
                                                 --------------- ---------------
   Total investments                                   9,498,605       8,532,707
Cash and cash equivalents                                214,952         307,243
Deferred policy acquisition costs                      5,066,855       5,034,299
Accrued investment income                                 90,506          89,465
Reinsurance recoverables                              20,594,371      13,614,964
Receivables from parents and affiliates                  261,915         273,678
Deferred sales inducements                               836,791         989,889
Other assets                                              83,417          88,878
Separate account assets                              109,194,192     100,402,349
                                                 --------------- ---------------
   TOTAL ASSETS                                  $   145,841,604 $   129,333,472
                                                 =============== ===============
LIABILITIES AND EQUITY
LIABILITIES
Policyholders' account balances                  $    15,250,055 $    14,303,330
Future policy benefits and other policyholder
 liabilities                                          13,915,330       6,916,669
Cash collateral for loaned securities                     65,418          84,867
Income taxes                                             256,168         186,015
Short-term debt to affiliates                            423,000         274,900
Long-term debt to affiliates                           1,288,000       1,592,000
Payables to parent and affiliates                         66,581         202,381
Other liabilities                                        828,875         964,740
Separate account liabilities                         109,194,192     100,402,349
                                                 --------------- ---------------
   TOTAL LIABILITIES                                 141,287,619     124,927,251
                                                 --------------- ---------------

COMMITMENTS AND CONTINGENT LIABILITIES (See
 Note 11)

EQUITY
Common stock ($10 par value; 1,000,000 shares
 authorized; 250,000 shares issued and
 outstanding)                                              2,500           2,500
Additional paid-in capital                               792,153         804,237
Retained earnings                                      3,580,641       3,542,838
Accumulated other comprehensive income                   178,691          56,646
                                                 --------------- ---------------
   TOTAL EQUITY                                        4,553,985       4,406,221
                                                 --------------- ---------------
TOTAL LIABILITIES AND EQUITY                     $   145,841,604 $   129,333,472
                                                 =============== ===============

                See Notes to Consolidated Financial Statements

                         PRUCO LIFE INSURANCE COMPANY

     Consolidated Statements of Operations and Comprehensive Income (Loss)
         Years Ended December 31, 2014, 2013, and 2012 (in thousands)
--------------------------------------------------------------------------------

                                                                          ---------------- ---------------- ----------------
                                                                                2014             2013             2012
                                                                          ---------------- ---------------- ----------------
REVENUES
Premiums                                                                  $         66,206 $         56,851 $         68,136
Policy charges and fee income                                                    2,074,852        1,880,925        1,534,763
Net investment income                                                              404,018          419,011          417,510
Asset administration fees                                                          377,127          332,288          286,302
Other income                                                                        57,827           20,149           74,013
Realized investment gains (losses), net:
  Other-than-temporary impairments on fixed maturity securities                      (483)         (12,268)         (34,926)
  Other-than-temporary impairments on fixed maturity securities
   transferred to other comprehensive income                                           356            7,827           28,692
  Other realized investment gains (losses), net                                    114,194          (9,009)        (150,213)
                                                                          ---------------- ---------------- ----------------
       Total realized investment gains (losses), net                               114,067         (13,450)        (156,447)
                                                                          ---------------- ---------------- ----------------
 TOTAL REVENUES                                                                  3,094,097        2,695,774        2,224,277
                                                                          ---------------- ---------------- ----------------

BENEFITS AND EXPENSES
Policyholders' benefits                                                            343,714          178,924          353,494
Interest credited to policyholders' account balances                               368,315           45,737          165,992
Amortization of deferred policy acquisition costs                                  436,169        (524,311)         (38,969)
General, administrative and other expenses                                       1,019,723          890,794          878,383
                                                                          ---------------- ---------------- ----------------
 TOTAL BENEFITS AND EXPENSES                                                     2,167,921          591,144        1,358,900
                                                                          ---------------- ---------------- ----------------

INCOME FROM OPERATIONS BEFORE INCOME TAXES                                         926,176        2,104,630          865,377
                                                                          ---------------- ---------------- ----------------

 Total income tax expense                                                          140,373          566,420          181,040
                                                                          ---------------- ---------------- ----------------
NET INCOME                                                                $        785,803 $      1,538,210 $        684,337
                                                                          ---------------- ---------------- ----------------

Other comprehensive income (loss), before tax:
  Foreign currency translation adjustments                                           (723)              224              192
  Unrealized investment gains (losses) for the period                              207,134        (290,636)          105,543
  Reclassification adjustment for (gains) losses included in net income           (18,649)         (33,920)         (22,644)
                                                                          ---------------- ---------------- ----------------
  Net unrealized investment gains (losses)                                         188,485        (324,556)           82,899
                                                                          ---------------- ---------------- ----------------
Other comprehensive income (loss), before tax                                      187,762        (324,332)           83,091
                                                                          ---------------- ---------------- ----------------
  Less: Income tax expense (benefit) related to:
    Foreign currency translation adjustments                                         (253)               78               67
    Net unrealized investment gains (losses)                                        65,970        (113,595)           29,191
                                                                          ---------------- ---------------- ----------------
     Total                                                                          65,717        (113,517)           29,258
Other comprehensive income (loss), net of tax                                      122,045        (210,815)           53,833
                                                                          ---------------- ---------------- ----------------
COMPREHENSIVE INCOME                                                      $        907,848 $      1,327,395 $        738,170
                                                                          ================ ================ ================

                See Notes to Consolidated Financial Statements

                         PRUCO LIFE INSURANCE COMPANY

                       Consolidated Statements of Equity
         Years Ended December 31, 2014, 2013, and 2012 (in thousands)
--------------------------------------------------------------------------------

                                                                                                 Accumulated
                                                                                                    Other
                                                                    Additional                   Comprehensive
                                                         Common      Paid-in      Retained          Income
                                                         Stock       Capital       Earnings         (Loss)        Total Equity
                                                        --------   -----------   ------------   --------------   -------------

Balance, December 31, 2011                              $  2,500   $  836,021    $  1,743,291   $     213,628    $  2,795,440
Contributed (distributed) capital-parent/child asset
 transfers                                                     -     (17,718)               -               -        (17,718)
Comprehensive income:
  Net income                                                   -            -         684,337               -         684,337
  Other comprehensive income (loss), net of tax                -            -               -          53,833          53,833
                                                                                                                 ------------
Total comprehensive income                                     -            -               -               -         738,170
                                                        --------   ----------    ------------   -------------    ------------

Balance, December 31, 2012                              $  2,500   $  818,303    $  2,427,628   $     267,461    $  3,515,892
Dividend to Parent                                             -            -       (423,000)               -       (423,000)
Contributed (distributed) capital-parent/child asset
 transfers                                                     -     (14,066)               -               -        (14,066)
Comprehensive income:
  Net income                                                   -            -       1,538,210               -       1,538,210
  Other comprehensive income (loss), net of tax                -            -               -       (210,815)       (210,815)
                                                                                                                 ------------
Total comprehensive income                                     -            -               -               -       1,327,395
                                                        --------   ----------    ------------   -------------    ------------

Balance, December 31, 2013                              $  2,500   $  804,237    $  3,542,838   $      56,646    $  4,406,221
Dividend to Parent                                             -            -       (748,000)               -       (748,000)
Contributed (distributed) capital-parent/child asset
 transfers                                                     -     (12,084)               -               -        (12,084)
Comprehensive income:
  Net income                                                   -            -         785,803               -         785,803
  Other comprehensive income (loss), net of tax                -            -               -         122,045         122,045
                                                                                                                 ------------
Total comprehensive income                                     -            -               -               -         907,848
                                                        --------   ----------    ------------   -------------    ------------

Balance, December 31, 2014                              $  2,500   $  792,153    $  3,580,641   $     178,691    $  4,553,985
                                                        ========   ==========    ============   =============    ============

                See Notes to Consolidated Financial Statements

                         PRUCO LIFE INSURANCE COMPANY

                     Consolidated Statements of Cash Flows
         Years Ended December 31, 2014, 2013, and 2012 (in thousands)
--------------------------------------------------------------------------------

                                         2014           2013           2012
                                    -------------- -------------- --------------
CASH FLOWS FROM OPERATING
 ACTIVITIES:
Net income                           $     785,803  $   1,538,210  $     684,337
Adjustments to reconcile net
 income to net cash provided by
 operating activities:
 Policy charges and fee income            (76,188)      (113,831)      (163,640)
 Interest credited to
   policyholders' account balances         368,315         45,737        165,992
 Realized investment (gains)
   losses, net                           (114,067)         13,450        156,447
 Amortization and other non-cash
   items                                  (62,555)       (43,677)       (56,322)
 Change in:
   Future policy benefits and
     other insurance liabilities         1,402,458      1,185,681      1,337,078
   Reinsurance recoverables            (1,306,132)    (1,168,256)    (1,117,361)
   Accrued investment income               (2,174)        (4,286)        (6,372)
   Net payable to/receivable from
     affiliates                             17,869       (65,380)          6,426
   Deferred policy acquisition
     costs                               (190,550)    (1,346,386)    (1,210,728)
   Income taxes                             69,204        341,965         81,763
   Deferred sales inducements              (9,112)       (20,871)      (199,005)
   Other, net                              194,821       (44,750)          7,961
                                    -------------- -------------- --------------
Cash flows from (used in)
 operating activities                $   1,077,692  $     317,606  $   (313,424)
                                    -------------- -------------- --------------

CASH FLOWS FROM INVESTING
 ACTIVITIES:
Proceeds from the
 sale/maturity/prepayment of:
 Fixed maturities,
   available-for-sale                $     907,665  $   1,570,701  $   1,019,890
 Short-term investments                    409,804        662,351      1,424,173
 Policy loans                              121,644        130,655        131,511
 Ceded policy loans                        (9,753)        (9,156)        (7,951)
 Commercial mortgage and other
   loans                                   113,073        207,340        149,621
 Other long-term investments                 5,389         12,933         11,557
 Equity securities,
   available-for-sale                       17,854         13,596          9,862
 Trading account assets, at fair
   value                                     1,375          7,524         14,325
Payments for the
 purchase/origination of:
 Fixed maturities,
   available-for-sale                  (1,340,010)    (1,934,430)    (1,646,619)
 Short-term investments                  (514,524)      (566,100)    (1,253,361)
 Policy loans                            (114,037)      (101,357)      (129,521)
 Ceded policy loans                         10,960          9,687         16,320
 Commercial mortgage and other
   loans                                 (320,155)      (367,857)      (239,086)
 Other long-term investments              (57,420)       (84,859)       (75,664)
 Equity securities,
   available-for-sale                     (45,101)       (10,574)        (5,024)
 Trading account assets, at fair
   value                                  (32,060)        (9,478)              -
Notes receivable from parent and
 affiliates, net                           (7,831)          4,641          5,714
Other, net                                   (417)            160        (1,885)
                                    -------------- -------------- --------------
Cash flows used in investing
 activities                          $   (853,544)  $   (464,223)  $   (576,138)
                                    -------------- -------------- --------------

CASH FLOWS FROM FINANCING
 ACTIVITIES:
 Policyholders' account deposits     $   2,966,388  $   3,091,818  $   4,154,752
 Ceded policyholders' account
   deposits                              (672,242)      (413,181)      (312,528)

 Policyholders' account withdrawals    (1,730,977)    (2,399,425)    (3,178,207)
 Ceded policyholders' account
   withdrawals                              46,690         47,114         31,419
 Net change in securities sold
   under agreement to repurchase
   and cash collateral for loaned
   securities                             (19,449)         36,799      (146,074)
 Dividend to parent                      (748,000)      (423,000)              -
 Contributed (Distributed) capital
   - parent/child asset transfers         (17,306)        (3,374)       (20,900)
 Net change in financing
   arrangements (maturities 90
   days or less)                           (2,900)          2,900       (15,000)
 Proceeds from the issuance of
   debt (maturities longer than 90
   days)                                   418,000        532,000      1,057,000
 Repayments of debt (maturities
   longer than 90 days)                  (571,000)      (451,000)      (560,000)
 Drafts outstanding                         14,357         21,100          3,786
                                    -------------- -------------- --------------
Cash flows from (used in)
 financing activities                $   (316,439)  $      41,751  $   1,014,248
                                    -------------- -------------- --------------

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS   $  (92,291)  $ (104,866)  $   124,686
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR               307,243      412,109      287,423
                                                      ------------ ------------ ------------
CASH AND CASH EQUIVALENTS, END OF PERIOD               $   214,952  $   307,243  $   412,109
                                                      ============ ============ ============
SUPPLEMENTAL CASH FLOW INFORMATION
  Income taxes paid, net of refunds                    $   129,430  $   250,087  $   134,603
  Interest paid                                        $    62,664  $    40,209  $    43,717

                See Notes to Consolidated Financial Statements

Significant Non Cash Transactions

Cash Flows from Investing Activities for the year ended December 31, 2014 excludes $178 million of decreases in fixed maturities, available for sale, commercial mortgages and private equity related to the amendments of the reinsurance agreements between Pruco Life Insurance Company, or the "Company" and Prudential Universal Reinsurance Company ("PURC"), an affiliate, in the third quarter of 2014.

Cash Flows from Investing Activities for the year ended December 31, 2014 excludes $61 million of decreases in fixed maturities, available for sale, related to the tax settlements with Prudential Financial Inc. ("PFI"), which are related to the amendments of the reinsurance agreements between the Company and Universal Prudential Arizona Reinsurance Company ("UPARC"), an affiliate, and the Company and PURC in the third quarter of 2014.

Cash Flows from Investing Activities for the year ended December 31, 2013 excludes $56 million of increases in fixed maturities, available for sale and $132 million of decreases in fixed maturities, available for sale related to the amendments of the reinsurance agreements between the Company and UPARC, and the Company, and Prudential Arizona Reinsurance Universal Company ("PAR U"), an affiliate, in the first quarter of 2013.

Cash Flows from Investing Activities for the year ended December 31, 2013 excludes $192 million of increases in fixed maturities, available for sale, and commercial mortgages and $704 million of decreases in fixed maturities, available for sale, and commercial mortgages related to the amendments of the reinsurance agreements between the Company and UPARC and the Company, and PAR U in the third quarter of 2013.

Cash Flows from Investing Activities for the year ended December 31, 2013 excludes $25 million of decreases in fixed maturities, available for sale, related to the tax settlements with PFI, which are related to the amendments of the reinsurance agreements between the Company and UPARC, and the Company and PAR U in the third quarter of 2013.

Cash Flows from Investing Activities for the year ended December 31, 2013 excludes $4,951 million of increases in fixed maturities, available for sale, commercial mortgages, short-term investments, and trading account assets related to the coinsurance of Guaranteed Universal Life ("GUL") business assumed from Prudential Insurance in connection with the acquisition of the Hartford Life Business. Cash Flows from Investing Activities for the year ended December 31, 2013 excludes $4,952 million of decreases in fixed maturities, available for sale, commercial mortgages, short-term investments, and trading account assets related to the subsequent retrocession of this GUL business assumed from Prudential Insurance to PAR U.

Cash Flows from Financing Activities for the year ended December 31, 2013 excludes $12 million of decreases in Contributed/Distributed capital--parent/child asset transfers related to the coinsurance of GUL business assumed from Prudential Insurance in connection with the acquisition of the Hartford Life Business.

Cash Flows from Investing Activities for the twelve months ended December 31, 2012 excludes $202 million of decreases in fixed maturities, available for sale and commercial mortgages related to the coinsurance transaction between the Company's wholly owned subsidiary PLNJ and PAR U, in the third quarter of 2012.

See Note 12 to the Consolidated Financial Statements for more information on related party transactions that occurred in 2013 and 2014.

                         Pruco Life Insurance Company

                  Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

1.  BUSINESS AND BASIS OF PRESENTATION

Pruco Life Insurance Company, or the "Company", is a wholly owned subsidiary of The Prudential Insurance Company of America, or "Prudential Insurance," which in turn is an indirect wholly owned subsidiary of Prudential Financial, Inc., or "Prudential Financial." Pruco Life Insurance Company was organized in 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all States except New York, and sells such products primarily through affiliated and unaffiliated distributors.

The Company has two subsidiaries, including one wholly owned insurance subsidiary, Pruco Life Insurance Company of New Jersey, or "PLNJ," and one subsidiary formed in 2009 for the purpose of holding certain commercial loan investments. Pruco Life Insurance Company and its subsidiaries are together referred to as the Company and all financial information is shown on a consolidated basis.

PLNJ is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. It is licensed to sell life insurance and annuities in New Jersey and New York only.

Acquisition of The Hartford's Individual Life Insurance Business

On January 2, 2013, Prudential Insurance acquired the individual life insurance business of The Hartford Financial Services Group, Inc. ("The Hartford") through a reinsurance transaction. Under the agreement, Prudential Insurance paid The Hartford cash consideration of $615 million, primarily in the form of a ceding commission to provide reinsurance for approximately 700,000 life insurance policies with net retained face amount in force of approximately $141 billion. This acquisition increased the Company's scale in the U.S. individual life insurance market, particularly universal life products, and provides complimentary distribution opportunities through expanded wirehouse and bank distribution channels.

In connection with this transaction, Prudential Insurance retroceded to the Company the portion of the assumed business that is classified as guaranteed universal life insurance ("GUL"), with account values of approximately $4 billion as of January 2, 2013. The Company reinsured more than 79,000 GUL policies with a net retained face amount in force of approximately $30 billion. The Company then retroceded all of the GUL policies to an affiliated captive reinsurance company. Collectively, these transactions do not have a material impact on equity, as determined in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"), or the statutory capital and surplus of the Company.

Basis of Presentation

The Consolidated Financial Statements have been prepared in accordance with U.S. GAAP. Intercompany balances and transactions have been eliminated.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs and related amortization; amortization of deferred sales inducements; valuation of investments including derivatives and the recognition of other-than-temporary impairments ("OTTI"); future policy benefits including guarantees; reinsurance recoverables; provision for income taxes and valuation of deferred tax assets; and reserves for contingent liabilities, including reserves for losses in connection with unresolved legal matters.

Reclassifications

Certain amounts in prior periods have been reclassified to conform to the current period presentation. Revisions have been made to the classification of certain prior period Financing and Supplemental information reported on the Company's Statements of Cash Flows included in this annual report. There are no net impacts to cash flows from operating, investing, or financing activities reported within the cash flow statements as a result of these revisions. Additionally, there are no impacts to amounts reported on the Statements of Financial Position or Statements of Operations and Comprehensive Income. Management evaluated the adjustments and concluded they were not material to any previously reported quarterly or annual financial statements.

2.  SIGNIFICANT ACCOUNTING POLICIES AND PRONOUNCEMENTS

Investments and Investment Related Liabilities

The Company's principal investments are fixed maturities; equity securities; commercial mortgage and other loans; policy loans; other long-term investments, including joint ventures (other than operating joint ventures), limited partnerships, and real estate; and short-term investments. Investments and investment-related liabilities also include securities repurchase and resale agreements and securities lending transactions. The accounting policies related to each are as follows:

Fixed maturities available-for-sale at fair value, comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as "available-for-sale" are carried at fair value. See Note 9 for additional information regarding the determination of fair value. The amortized cost of

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------

fixed maturities is adjusted for amortization of premiums and accretion of discounts over the contractual life of the investments. Interest income, as well as the related amortization of premium and accretion of discount is included in "Net investment income" under the effective yield method. For mortgage-backed and asset-backed securities, the effective yield is based on estimated cash flows, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also vary based on other assumptions regarding the underlying collateral, including default rates and changes in value. These assumptions can significantly impact income recognition and the amount of other-than-temporary impairments recognized in earnings and other comprehensive income. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above), cash flows are provided quarterly, and the amortized cost and effective yield of the security are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For mortgage-backed and asset-backed securities rated below AA or those for which an other than temporary impairment has been recorded, the effective yield is adjusted prospectively for any changes in estimated cash flows. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Unrealized gains and losses on fixed maturities classified as "available-for-sale," net of tax, and the effect on deferred policy acquisition costs ("DAC"), deferred sales inducements ("DSI"), future policy benefits, and policyholders' account balances that would result from the realization of unrealized gains and losses, are included in "Accumulated other comprehensive income (loss)" ("AOCI").

Trading account assets, at fair value, represents equity securities held in support of a deferred compensation plan and other fixed maturity securities carried at fair value. Realized and unrealized gains and losses for these investments are reported in "Asset administration fees and other income." Interest and dividend income from these investments is reported in "Net investment income."

Equity securities, available-for-sale, at fair value, are comprised of common stock and non-redeemable preferred stock, and are carried at fair value. The associated unrealized gains and losses, net of tax, and the effect on DAC, DSI, future policy benefits, and policyholders' account balances that would result from the realization of unrealized gains and losses, are included in AOCI. The cost of equity securities is written down to fair value when a decline in value is considered to be other-than-temporary. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Dividends from these investments are recognized in "Net investment income" when earned.

Commercial mortgage and other loans consist of commercial mortgage loans, agricultural loans and uncollateralized loans. Commercial mortgage and other loans held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses and net of an allowance for losses. Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances.

Interest income, as well as prepayment fees and the amortization of the related premiums or discounts, related to commercial mortgage and other loans, are included in "Net investment income."

Impaired loans include those loans for which it is probable that amounts due will not all be collected according to the contractual terms of the loan agreement. The Company defines "past due" as principal or interest not collected at least 30 days past the scheduled contractual due date. Interest received on loans that are past due, including impaired and non-impaired loans as well as loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as net investment income based on the Company's assessment as to the collectability of the principal. See Note 3 for additional information about the Company's past due loans.

The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged to interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.

The Company reviews the performance and credit quality of the commercial mortgage and other loan portfolio on an on-going basis. Loans are placed on watch list status based on a predefined set of criteria and are assigned one of three categories. Loans are placed on "early warning" status in cases where, based on the Company's analysis of the loan's collateral, the financial situation of the borrower or tenants or other market factors, it is believed a loss of principal or interest could occur. Loans are classified as "closely monitored" when it is determined that there is a collateral deficiency or other credit events that may lead to a potential loss of principal or interest. Loans "not in good standing" are those loans where the Company has concluded that there is a high probability of loss of principal, such as when the loan is delinquent or in the process of foreclosure. As described below, in determining the allowance for losses, the Company evaluates each loan on the watch list to determine if it is probable that amounts due will not be collected according to the contractual terms of the loan agreement.

Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage loans. The loan-to-value ratio compares the amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the loan amount exceeds the collateral value. A smaller loan-to-value ratio indicates a greater excess of collateral value over the loan amount. The debt service coverage ratio compares a property's net operating income to its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan's current debt payments. A larger debt service coverage ratio indicates a greater excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company's periodic review of the commercial mortgage loan and agricultural loan portfolio, which includes an internal appraisal of the underlying collateral value. The Company's periodic review also includes a

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------

quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. The loan-to-value ratio is the most significant of several inputs used to establish the internal credit rating of a loan which in turn drives the allowance for losses. Other key factors considered in determining the internal credit rating include debt service coverage ratios, amortization, loan term, estimated market value growth rate and volatility for the property type and region. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company's commercial mortgage and agricultural loan portfolios.

The allowance for losses includes a loan specific reserve for each impaired loan that has a specifically identified loss and a portfolio reserve for probable incurred but not specifically identified losses. For impaired commercial mortgage and other loans, the allowances for losses are determined based on the present value of expected future cash flows discounted at the loan's effective interest rate, or based upon the fair value of the collateral if the loan is collateral dependent. The portfolio reserves for probable incurred but not specifically identified losses in the commercial mortgage and agricultural loan portfolios consider the current credit composition of the portfolio based on an internal quality rating, (as described above). The portfolio reserves are determined using past loan experience, including historical credit migration, loss probability and loss severity factors by property type. These factors are reviewed each quarter and updated as appropriate.

The allowance for losses on commercial mortgage and other loans can increase or decrease from period to period based on the factors noted above. "Realized investment gains (losses), net" includes changes in the allowance for losses. "Realized investment gains (losses), net" also includes gains and losses on sales, certain restructurings, and foreclosures.

When a commercial mortgage or other loan is deemed to be uncollectible, any specific valuation allowance associated with the loan is reversed and a direct write down to the carrying amount of the loan is made. The carrying amount of the loan is not adjusted for subsequent recoveries in value.

In situations where a loan has been restructured in a troubled debt restructuring and the loan has subsequently defaulted, this factor is considered when evaluating the loan for a specific allowance for losses in accordance with the credit review process noted above.

See Note 3 for additional information about commercial mortgage and other loans that have been restructured in a troubled debt restructuring.

Policy loans are carried at unpaid principal balances. Interest income on policy loans is recognized in "Net investment income" at the contract interest rate when earned. Policy loans are generally fully collateralized by the cash surrender value of the associated insurance policies.

Securities repurchase and resale agreements and securities loaned transactions are used primarily to earn spread income, to borrow funds, or to facilitate trading activity. As part of securities repurchase agreements or securities loaned transactions, the Company transfers U.S. and foreign debt and equity securities, as well as U.S. government and government agency securities and receives cash as collateral. As part of securities resale agreements, the Company invests cash and receives as collateral U.S. government securities or other debt securities. For securities repurchase agreements and securities loaned transactions used to earn spread income, the cash received is typically invested in cash equivalents, short-term investments or fixed maturities.

Securities repurchase and resale agreements that satisfy certain criteria are treated as secured borrowing or secured lending arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective transactions. For securities purchased under agreements to resell, the Company's policy is to take possession or control of the securities either directly or through a third party custodian. These securities are valued daily and additional securities or cash collateral is received, or returned, when appropriate to protect against credit exposure. Securities to be resold are the same, or substantially the same, as the securities received. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. Securities to be repurchased are the same, or substantially the same, as those sold. Income and expenses related to these transactions executed within the insurance companies used to earn spread income are reported as "Net investment income;" however, for transactions used for funding purposes, the associated borrowing cost is reported as interest expense (included in "General and administrative expenses").

Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions used to earn spread income are reported as "Net investment income;" however, for securities loaned transactions used for funding purposes the associated rebate is reported as interest expense (included in "General and administrative expenses").

Other long-term investments consist of the Company's investments in joint ventures and limited partnerships, other than operating joint ventures, as well as wholly-owned investment real estate and other investments. Joint venture and partnership interests are either accounted for using the equity method of accounting or under the cost method when the Company's partnership interest is so minor (generally less than 3%) that it exercises virtually no influence over operating and financial policies. The Company's income from investments in joint ventures and partnerships accounted for using the equity method or the cost method, other than the Company's investment in operating joint ventures, is included in "Net investment income." The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary. In applying the equity method or the cost method (including assessment for other-than-temporary impairment), the Company uses financial information provided by the investee, generally on a one to three month lag.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Short-term investments primarily consist of highly liquid debt instruments with a maturity of twelve months or less and greater than three months when purchased. These investments are generally carried at fair value and include certain money market investments, short-term debt securities issued by government sponsored entities and other highly liquid debt instruments.

Realized investment gains (losses) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sale of fixed maturity securities, equity securities, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost basis of investments for net other-than-temporary impairments recognized in earnings. Realized investment gains and losses are also generated from prepayment premiums received on private fixed maturity securities, allowance for losses on commercial mortgage and other loans, and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment. See "Derivative Financial Instruments" below for additional information regarding the accounting for derivatives.

The Company's available-for-sale securities with unrealized losses are reviewed quarterly to identify other-than-temporary impairments in value. In evaluating whether a decline in value is other-than-temporary, the Company considers several factors including, but not limited to the following: (1) the extent and the duration of the decline; (2) the reasons for the decline in value (credit event, currency or interest-rate related, including general credit spread widening); and (3) the financial condition of and near-term prospects of the issuer. With regard to available-for-sale equity securities, the Company also considers the ability and intent to hold the investment for a period of time to allow for a recovery of value. When it is determined that a decline in value of an equity security is other-than-temporary, the carrying value of the equity security is reduced to its fair value, with a corresponding charge to earnings.

An other-than-temporary impairment is recognized in earnings for a debt security in an unrealized loss position when the Company either (a) has the intent to sell the debt security or (b) more likely than not will be required to sell the debt security before its anticipated recovery. For all debt securities in unrealized loss positions that do not meet either of these two criteria, the Company analyzes its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment an other-than-temporary impairment is recognized.

When an other-than-temporary impairment of a debt security has occurred, the amount of the other-than-temporary impairment recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the debt security meets either of these two criteria, the other-than-temporary impairment recognized in earnings is equal to the entire difference between the security's amortized cost basis and its fair value at the impairment measurement date. For other-than-temporary impairments of debt securities that do not meet these criteria, the net amount recognized in earnings is equal to the difference between the amortized cost of the debt security and its net present value calculated as described above. Any difference between the fair value and the net present value of the debt security at the impairment measurement date is recorded in "Other comprehensive income (loss)" ("OCI"). Unrealized gains or losses on securities for which an other-than-temporary impairment has been recognized in earnings is tracked as a separate component of AOCI.

For debt securities, the split between the amount of an other-than-temporary impairment recognized in other comprehensive income and the net amount recognized in earnings is driven principally by assumptions regarding the amount and timing of projected cash flows. For mortgage-backed and asset-backed securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also include other assumptions regarding the underlying collateral including default rates and recoveries, which vary based on the asset type and geographic location, as well as the vintage year of the security. For structured securities, the payment priority within the tranche structure is also considered. For all other debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security's position within the capital structure of the issuer.

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. For debt securities, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, including increases in cash flow on a prospective basis. In certain cases where there are decreased cash flow expectations, the security is reviewed for further cash flow impairments.

Unrealized investment gains and losses are also considered in determining certain other balances, including DAC, DSI, certain future policy benefits, policyholders' account balances and deferred tax assets or liabilities. These balances are adjusted, as applicable, for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. Each of these balances is discussed in greater detail below.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks, certain money market investments and other debt instruments with maturities of three months or less when purchased, other than cash equivalents that are included in "Trading account assets, at fair value." The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents.

Deferred Policy Acquisition Costs

Costs that are related directly to the successful acquisition of new and renewal insurance and annuity business are deferred to the extent such costs are deemed recoverable from future profits. Such DAC primarily includes commissions, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully negotiated contracts. In each reporting period, capitalized DAC is amortized to "Amortization of deferred policy acquisition costs," net of the accrual of imputed interest on DAC balances. DAC is subject to periodic recoverability testing. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.

DAC related to interest sensitive and variable life products and fixed and variable deferred annuity products are generally deferred and amortized over the expected life of the contracts in proportion to gross profits arising principally from investment margins, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. The Company uses a reversion to the mean approach for equities to derive future equity return assumptions. However, if the projected equity return calculated using this approach is greater than the maximum equity return assumption, the maximum equity return is utilized. Gross profits also include impacts from the embedded derivatives associated with certain of the optional living benefit features of the Company's variable annuity contracts and related hedging activities. In calculating gross profits, profits and losses related to contracts issued by the Company that are reported in affiliated legal entities other than the Company as a result of, for example, reinsurance agreements with those affiliated entities are also included. The Company is an indirect subsidiary of Prudential Financial (an SEC registrant) and has extensive transactions and relationships with other subsidiaries of Prudential Financial, including reinsurance agreements, as described in Note
12. Incorporating all product-related profits and losses in gross profits, including those that are reported in affiliated legal entities, produces a DAC amortization pattern representative of the total economics of the products. The effect of changes to total gross profits on unamortized DAC is reflected in the period such total gross profits are revised. DAC related to non-participating traditional individual life insurance is amortized in proportion to gross premiums.

For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If policyholders surrender traditional life insurance policies in exchange for life insurance policies that do not have fixed and guaranteed terms, the Company immediately charges to expense the remaining unamortized DAC on the surrendered policies. For other internal replacement transactions, except those that involve the addition of a non-integrated contract feature that does not change the existing base contract, the unamortized DAC is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new terms are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies.

Deferred Sales Inducements

The Company offered various types of sales inducements to contractholders related to fixed and variable deferred annuity contracts. The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize DAC. Sales inducements balances are subject to periodic recoverability testing. The Company records amortization of deferred sales inducements in "Interest credited to policyholders' account balances." Deferred sales inducements for applicable products are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. See Note 6 for additional information regarding sales inducements.

Separate Account Assets and Liabilities

Separate account assets are reported at fair value and represent segregated funds that are invested for certain contractholders and other customers. The assets consist primarily of equity securities, fixed maturities, real estate related investments, real estate mortgage loans, short term investments and derivative instruments. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities primarily represent the contractholders' account balance in separate account assets and to a lesser extent borrowings of the separate account, and will be equal and offsetting to total separate account assets. See Note 6 to the Consolidated Financial Statements for additional information regarding separate account arrangements with contractual guarantees. The investment income and realized investment gains or losses from separate accounts generally accrue to the contractholders and are not included in the Company's consolidated results of operations. Mortality, policy administration and surrender charges assessed against the accounts are included in "Policy charges and fee income." Asset administration fees charged to the accounts are included in "Asset administration fees".

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Other Assets and Other Liabilities

Other assets consist primarily of premiums due, deferred reinsurance losses, certain restricted assets, and receivables resulting from sales of securities that had not yet settled at the balance sheet date. Other liabilities consist primarily of accrued expenses, reinsurance payables, technical overdrafts, derivatives, and payables resulting from purchases of securities that had not yet been settled at the balance sheet date.

Reinsurance recoverables

Reinsurance recoverables include corresponding receivables associated with reinsurance arrangements with affiliates. For additional information about these arrangements see Note 12.

Future Policy Benefits

The Company's liability for future policy benefits is comprised of liabilities for guarantee benefits related to certain nontraditional long-duration life and annuity contracts, which are discussed more fully in Note 6. These reserves represent reserves for the guaranteed minimum death and optional living benefit features on our variable annuity products and no lapse guarantees for our variable and universal life products. The optional living benefits are primarily accounted for as embedded derivatives, with fair values calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. For additional information regarding the valuation of these optional living benefit features, see Notes 6 and 9.

The Company's liability for future policy benefits also includes reserves based on the present value of estimated future payments to or on behalf of policyholders related to contracts that have fixed and guaranteed terms, where the timing and amount of payment depends on policyholder mortality, and maintenance expenses less the present value of future net premiums. Expected mortality is generally based on the Company's experience, industry data, and/or other factors. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality and interest rate assumptions are "locked-in" upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses. Premium deficiency reserves do not include a provision for the risk of adverse deviation. Any adjustments to future policy benefit reserves to net unrealized gains on securities classified as available-for-sale are included in AOCI. See Note 5 for additional information regarding future policy benefits.

Policyholders' Account Balances

The Company's liability for policyholders' account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is primarily associated with the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance. These policyholders' account balances also include provision for benefits under non-life contingent payout annuities and certain unearned revenues.

Contingent Liabilities

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual.

Insurance Revenue and Expense Recognition

Premiums from individual life products, other than interest-sensitive and variable life contracts, are recognized when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is generally deferred and recognized into revenue in a constant relationship to insurance inforce. Benefits are recorded as an expense when they are incurred. Benefits and expenses for these products also include amortization of DAC. A liability for future policy benefits is recorded when premiums are recognized using the net level premium method.

Revenues for variable deferred annuity contracts consist of charges against contractholder account values for mortality and expense risks, administration fees, surrender charges and an annual maintenance fee per contract. Revenues for mortality and expense risk charges and administration fees are recognized as assessed against the contractholder. Surrender charge revenue is recognized when the surrender charge is assessed against the contractholder at the time of surrender. Benefits and expenses for these products also include amortization of DAC and DSI. Liabilities for the variable investment options on annuity contracts represent the account value of the contracts and are included in "Separate account liabilities."

Revenues for fixed immediate annuity and fixed supplementary contracts with and without life contingencies consist of net investment income. In addition, revenues for fixed immediate annuity contracts with life contingencies also consist of single premium payments recognized as annuity

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------

considerations when received. Benefit liabilities for these contracts are based on applicable actuarial standards with assumed interest rates that generally vary by contract year. Reserves for contracts without life contingencies are included in "Policyholders' account balances" while reserves for contracts with life contingencies are included in "future policy benefits and other policyholder liabilities".

Revenues for variable life insurance contracts consist of charges against contractholder account values or separate accounts for expense charges, administration fees, cost of insurance charges, and surrender charges. Certain contracts also include charges against premium to pay state premium taxes. All of these charges are recognized as revenue when assessed against the contractholder. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are generally deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders' account balances and amortization of DAC and DSI.

Certain individual annuity contracts provide the contractholder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount, and certain individual life contracts provide no lapse guarantees. These benefits are accounted for as insurance contracts and are discussed in further detail in Note 6. The Company also provides contracts with certain living benefits which are accounted for as embedded derivatives. These contracts are discussed in further detail in Note 6.

Amounts received as payment for interest-sensitive or variable contracts are reported as deposits to "Policyholders' account balances" and/or "Separate account liabilities." Revenues from these contracts are reflected in "Policy charges and fee income" consisting primarily of fees assessed during the period against the policyholders' account balances for mortality and other benefit charges, policy administration charges and surrender charges. In addition to fees, the Company earns investment income from the investment of deposits in the Company's general account portfolio. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are generally deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders' account balances and amortization of DAC and DSI.

Premiums, benefits and expenses are stated net of reinsurance ceded to other companies.

Asset Administration Fees

The Company receives asset administration fee income on contractholders' account balances invested in The Prudential Series Funds or, "PSF," which are a portfolio of mutual fund investments related to the Company's separate account products. Also, the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust Funds (see Note
12). In addition, the Company receives fees from contractholders' account balances invested in funds managed by companies other than affiliates of Prudential Insurance. Asset administration fees are recognized as income when earned.

Derivative Financial Instruments

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options and may be exchange-traded or contracted in the over-the-counter ("OTC") market. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models.

Derivatives are used to manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. As discussed in detail below and in Note 10, all realized and unrealized changes in fair value of derivatives are recorded in current earnings, with the exception of the effective portion of cash flow hedges. Cash flows from derivatives are reported in the operating, investing, or financing activities sections in the Consolidated Statements of Cash Flows based on the nature and purpose of the derivative.

Derivatives are recorded either as assets, within "Trading account assets, at fair value" or "Other long-term investments," or as liabilities, within "Other liabilities," except for embedded derivatives which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with counterparties for which a master netting arrangement has been executed.

The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge); or (2) a derivative that does not qualify for hedge accounting.

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. Under such circumstances, the ineffective portion is recorded in "Realized investment gains (losses), net."

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions.

When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in AOCI until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the income statement line item associated with the hedged item.

If it is determined that a derivative no longer qualifies as an effective cash flow hedge or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in "Realized investment gains (losses), net." The component of AOCI related to discontinued cash flow hedges is reclassified to the income statement line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.

When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, or because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in "Realized investment gains (losses), net." Any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the balance sheet and recognized currently in "Realized investment gains (losses), net." Gains and losses that were in AOCI pursuant to the hedge of a forecasted transaction are recognized immediately in "Realized investment gains (losses), net."

If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in "Realized investment gains (losses), net" without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments that contain derivative instruments that are "embedded" in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in "Realized investment gains (losses), net." For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to classify the entire instrument as a trading account asset and report it within "Trading account assets, at fair value."

The Company sells variable annuity contracts that include optional living benefit features that may be treated from an accounting perspective as embedded derivatives. The Company has reinsurance agreements to transfer the risk related to certain of these benefit features to an affiliate, Pruco Reinsurance Ltd. ("Pruco Re"). The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value and included in "Future policy benefits and other policyholder liabilities" and "Reinsurance recoverables" or "Other liabilities," respectively. Changes in the fair value are determined using valuation models as described in Note 9, and are recorded in "Realized investment gains (losses), net."

The Company, excluding its subsidiaries, also sells certain universal life products that contain a no lapse guarantee provision that is reinsured with an affiliate, Universal Prudential Arizona Reinsurance Company ("UPARC"). The reinsurance of this no lapse guarantee results in an embedded derivative that incurs market risk primarily in the form of interest rate risk. Interest rate sensitivity can result in changes in the reinsurance recoverables that are carried at fair value and included in "Reinsurance recoverables," and changes in "Realized investment gains (losses), net." The Company amended or entered into multiple reinsurance transactions (See Note 12). The settlement of recapture and coinsurance premiums related to these reinsurance transactions occurred subsequent to the effective date of the reinsurance transaction. As a result, the recapture and coinsurance premiums were treated as if settled on the effective date and adjusted for the time elapsed between this date and the settlement date. This adjustment was equal to the earned interest and changes in market values from the effective date through the settlement date related to fixed maturity securities from an asset portfolio within the affiliate company. This settlement feature was accounted for as a derivative.

Short-Term and Long-Term Debt

Liabilities for short-term and long-term debt are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Short-term debt is debt coming due in the next twelve months, including that portion of debt otherwise classified as long-term. The short-term debt caption may exclude short-term debt items the Company intends to refinance on a long-term basis in the near term. See Note 12 for additional information regarding short-term and long-term debt.

Income Taxes

The Company is a member of the federal income tax return of Prudential Financial and primarily files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to the amount expected to be realized.

Items required by tax regulations to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent such as expenses that are not deductible in the Company's tax return, and some differences are temporary, reversing over time, such as valuation of insurance reserves. Temporary differences create deferred tax assets and liabilities. Deferred tax assets generally represent items that can be used as a tax deduction or credit in future years for which the Company has already recorded the tax benefit in the Company's income statement. Deferred tax liabilities generally represent tax expense recognized in the Company's financial statements for which payment has been deferred, or expenditures for which the Company has already taken a deduction in the Company's tax return but have not yet been recognized in the Company's financial statements.

The application of U.S. GAAP requires the Company to evaluate the recoverability of the Company's deferred tax assets and establish a valuation allowance if necessary to reduce the Company's deferred tax assets to an amount that is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company may consider many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized.

U.S. GAAP prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that a company has taken or expects to take on tax returns. The application of this guidance is a two-step process, the first step being recognition. The Company determines whether it is more likely than not, based on the technical merits, that the tax position will be sustained upon examination. If a tax position does not meet the more likely than not recognition threshold, the benefit of that position is not recognized in the financial statements. The second step is measurement. The Company measures the tax position as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate resolution with a taxing authority that has full knowledge of all relevant information. This measurement considers the amounts and probabilities of the outcomes that could be realized upon ultimate settlement using the facts, circumstances, and information available at the reporting date.

The Company's liability for income taxes includes the liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by the Internal Revenue Service ("IRS") or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations has passed. Generally, for tax years which produce net operating losses, capital losses or tax credit carryforwards ("tax attributes"), the statute of limitations does not close, to the extent of these tax attributes, until the expiration of the statute of limitations for the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Company classifies all interest and penalties related to tax uncertainties as income tax expense.

See Note 8 for additional information regarding income taxes.

Adoption of New Accounting Pronouncements

In December 2013, the Financial Accounting Standards Board ("FASB") issued updated guidance establishing a single definition of a public entity for use in financial accounting and reporting guidance. This new guidance is effective for all current and future reporting periods and did not have a significant effect on the Company's consolidated financial position, results of operations or financial statement disclosures.

In July 2013, the FASB issued new guidance regarding derivatives. The guidance permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting, in addition to the United States Treasury rate and London Inter-Bank Offered Rate ("LIBOR"). The guidance also removes the restriction on using different benchmark rates for similar hedges. The guidance is effective for qualifying new or redesignated hedging relationships entered into on or after July 17, 2013, and was applied prospectively. Adoption of the guidance did not have a significant effect on the Company's consolidated financial position, results of operations or financial statement disclosures.

In July 2013, the FASB issued updated guidance regarding the presentation of unrecognized tax benefits when net operating loss carryforwards, similar tax losses, or tax credit carryforwards exist. This new guidance became effective for interim or annual reporting periods that began after December 15, 2013, and was applied prospectively. Adoption of the guidance did not have a significant effect on the Company's consolidated financial position, results of operations or financial statement disclosures.

In February 2013, the FASB issued updated guidance regarding the presentation of comprehensive income. Under the guidance, an entity is required to separately present information about significant items reclassified out of AOCI by component as well as changes in accumulated other comprehensive income balances by component in either the financial statements or the notes to the financial statements. The guidance does not change the items that are reported in other comprehensive income, does not change when an item of other comprehensive income must be reclassified to net income, and does not amend any existing requirements for reporting net income or other comprehensive income. The guidance became effective for interim or annual reporting periods that began after December 15, 2012 and was applied prospectively. The disclosures required by this guidance are included in Note 3.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


In December 2011 and January 2013, the FASB issued updated guidance regarding the disclosure of recognized derivative instruments (including bifurcated embedded derivatives), repurchase agreements and securities borrowing/lending transactions that are offset in the statement of financial position or are subject to an enforceable master netting arrangement or similar agreement (irrespective of whether they are offset in the statement of financial position). This new guidance requires an entity to disclose information on both a gross and net basis about instruments and transactions within the scope of this guidance. This new guidance became effective for interim or annual reporting periods that began on or after January 1, 2013, and was applied retrospectively for all comparative periods presented. The disclosures required by this guidance are included in Note 10.

Future Adoption of New Accounting Pronouncements

In February 2015, the FASB issued updated guidance that changes the rules regarding consolidation. The pronouncement eliminates specialized guidance for limited partnerships and similar legal entities, and removes the indefinite deferral for certain investment funds. The new guidance is effective for annual periods and interim periods within those annual periods beginning after December 15, 2015, with early adoption permitted. The Company is currently assessing the impact of the guidance on the Company's consolidated financial position, results of operations and financial statement disclosures.

In January 2014, the FASB issued updated guidance regarding investments in flow-through limited liability entities that manage or invest in affordable housing projects that qualify for the low-income housing tax credit. Under the guidance, an entity is permitted to make an accounting policy election to amortize the initial cost of its investment in proportion to the tax credits and other tax benefits received and recognize the net investment performance in the statement of operations as a component of income tax expense (benefit) if certain conditions are met. The new guidance is effective for annual periods and interim reporting periods within those annual periods, beginning after December 15, 2014, and should be applied retrospectively to all periods presented. The Company is currently assessing the impact of the guidance on the Company's consolidated financial position, results of operations and financial statement disclosures.

In January 2014, the FASB issued updated guidance for troubled debt restructurings clarifying when an in substance repossession or foreclosure occurs, and when a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan. The new guidance is effective for annual periods and interim periods within those annual periods, beginning after December 15, 2014. This guidance can be elected for prospective adoption or by using a modified retrospective transition method. This guidance is not expected to have a significant effect on the Company's consolidated financial position, results of operations or financial statement disclosures.

In May 2014, the FASB issued updated guidance on accounting for revenue recognition. The guidance is based on the core principle that revenue is recognized to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. The guidance also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from cost incurred to obtain or fulfill a contract. Revenue recognition for insurance contracts is explicitly scoped out of the guidance. The new guidance is effective for annual periods and interim periods within those annual periods, beginning after December 15, 2016 and must be applied using one of two retrospective application methods. Early adoption is not permitted. The Company is currently assessing the impact of the guidance on the Company's consolidated financial position, results of operations and financial statement disclosures.

In August 2014, the FASB issued updated guidance for measuring the financial assets and the financial liabilities of a consolidated collateralized financing entity. Under the guidance, an entity within scope is permitted to measure both the financial assets and financial liabilities of a consolidated collateralized financing entity based on either the fair value of the financial assets or financial liabilities, whichever is more observable. When elected, the measurement alternative will eliminate the measurement difference that exists when both are measured at fair value. The new guidance is effective for annual periods and interim reporting periods within those annual periods, beginning after December 15, 2015. Early adoption will be permitted. This guidance can be elected for modified retrospective or full retrospective adoption. The Company is currently assessing the impact of the guidance on the Company's consolidated financial position, results of operations and financial statement disclosures.

In August 2014, the FASB issued guidance requiring that mortgage loans be derecognized and that a separate other receivable be recognized upon foreclosure if certain conditions are met. Upon foreclosure, the separate other receivable should be measured based on the amount of the loan balance (principal and interest) expected to be recovered from the guarantor. The new guidance is effective for annual periods and interim periods within those annual periods, beginning after December 15, 2014, with early adoption permitted. This guidance can be adopted using either a prospective transition method or a modified retrospective transition method. This guidance is not expected to have a significant impact on the Company's consolidated financial position, results of operations or financial statement disclosures.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


3.  INVESTMENTS

Fixed Maturities and Equity Securities

The following tables provide information relating to fixed maturities and equity securities (excluding investments classified as trading) as of the dates indicated:

                                                                            December 31, 2014
                                             --------------------------------------------------------------------------------
                                                                                                                 Other-than-
                                                                  Gross           Gross                           temporary
                                                Amortized       Unrealized      Unrealized         Fair          Impairments
                                                  Cost            Gains           Losses           Value         in AOCI (3)
                                             ---------------   -------------   ------------   ---------------   -------------
                                                                              (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and
 obligations of U.S. government
 authorities and agencies                    $        83,372   $       8,711   $          1   $        92,082   $           -
Obligations of U.S. states and their
 political subdivisions                              310,518          15,323            187           325,654               -
Foreign government bonds                              35,228           3,284             14            38,498               -
Public utilities                                     683,652          62,060          3,288           742,424               -
Redeemable preferred stock                             3,185             763            137             3,811               -
All other corporate securities                     3,743,804         227,939         20,820         3,950,923           (247)
Asset-backed securities (1)                          395,180           8,281          1,210           402,251         (3,531)
Commercial mortgage-backed securities                482,769          17,978          1,868           498,879               -
Residential mortgage-backed securities
 (2)                                                 129,165          10,902             25           140,042           (836)
                                             ---------------   -------------   ------------   ---------------   -------------
     Total fixed maturities,
       available-for-sale                    $     5,866,873   $     355,241   $     27,550   $     6,194,564   $     (4,614)
                                             ===============   =============   ============   ===============   =============

Equity securities, available-for-sale
Common Stocks:
   Public utilities                          $            66   $          23   $          -   $            89
   Industrial, miscellaneous & other                       5             173              -               178
   Mutual funds                                       28,470             468            295            28,643
Non-redeemable preferred stocks                          340             250              -               590
                                             ---------------   -------------   ------------   ---------------
     Total equity securities,
       available-for-sale                    $        28,881   $         914   $        295   $        29,500
                                             ===============   =============   ============   ===============

(1)Includes credit-tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans, and other asset types.
(2)Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.
(3)Represents the amount of other-than-temporary impairment losses in AOCI, which were not included in earnings. Amount excludes $10 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

                                                                           December 31, 2013(4)
                                             ---------------------------------------------------------------------------------
                                                                                                                  Other-than-
                                                                  Gross           Gross                            temporary
                                                Amortized       Unrealized      Unrealized          Fair          Impairments
                                                  Cost            Gains           Losses            Value         in AOCI (3)
                                             ---------------   -------------   -------------   ---------------   -------------
                                                                              (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and
 obligations of U.S. government
 authorities and agencies                    $        89,497   $       5,910   $       1,882   $        93,525   $           -
Obligations of U.S. states and their
 political subdivisions                               83,807           1,518           6,374            78,951               -
Foreign government bonds                              20,357           3,640               -            23,997               -
Public utilities                                     672,260          27,811          25,574           674,497               -
Redeemable preferred stock                               681             126               -               807               -
All other corporate securities                     3,785,906         173,209          93,050         3,866,065           (252)
Asset-backed securities (1)                          216,081           8,687           2,677           222,091         (7,783)
Commercial mortgage-backed securities                510,255          20,316           8,563           522,008               -
Residential mortgage-backed securities
 (2)                                                 160,089          10,870           1,499           169,460           (973)
                                             ---------------   -------------   -------------   ---------------   -------------
     Total fixed maturities,
       available-for-sale                    $     5,538,933   $     252,087   $     139,619   $     5,651,401   $     (9,008)
                                             ===============   =============   =============   ===============   =============

Equity securities, available-for-sale
Common Stocks:
   Public utilities                          $           131   $          29   $           -   $           160
   Industrial, miscellaneous & other                       4              12               -                16
   Mutual funds                                           91               3               3                91
Non-redeemable preferred stocks                          341             163               -               504
                                             ---------------   -------------   -------------   ---------------
     Total equity securities,
       available-for-sale                    $           567   $         207   $           3   $           771
                                             ===============   =============   =============   ===============

(1)Includes credit-tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans, and other asset types.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------

(2)Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.
(3)Represents the amount of other-than-temporary impairment losses in AOCI, which were not included in earnings. Amount excludes $14 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.
(4)Prior period's amounts are presented on a basis consistent with the current period presentation.

The amortized cost and fair value of fixed maturities by contractual maturities at December 31, 2014, are as follows:

                                                     Available-for-Sale
                                               -------------------------------
                                               Amortized Cost    Fair Value
                                               --------------- ---------------
                                                       (in thousands)
 Due in one year or less                       $       154,305 $       156,481
 Due after one year through five years               1,122,791       1,196,417
 Due after five years through ten years              1,374,498       1,428,687
 Due after ten years                                 2,208,165       2,371,807
 Asset-backed securities                               395,180         402,251
 Commercial mortgage-backed securities                 482,769         498,879
 Residential mortgage-backed securities                129,165         140,042
                                               --------------- ---------------
  Total                                        $     5,866,873 $     6,194,564
                                               =============== ===============

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed, and residential mortgage-backed securities are shown separately in the table above, as they are not due at a single maturity date.

The following table depicts the sources of fixed maturity proceeds and related investment gains (losses), as well as losses on impairments of both fixed maturities and equity securities:

                                         2014           2013           2012
                                    -------------  -------------- -------------
                                                   (in thousands)
Fixed maturities,
 available-for-sale
 Proceeds from sales                $     245,618  $     816,125  $     116,493
 Proceeds from
   maturities/repayments                  656,249        760,433        903,272
 Gross investment gains from
   sales, prepayments and
   maturities                              20,394         60,261         31,720
 Gross investment losses from
   sales and maturities                    (2,704)       (22,380)        (1,171)

Equity securities,
 available-for-sale
 Proceeds from sales                $      17,873  $      13,603  $       9,862
 Proceeds from
   maturities/repayments                        -              3              -
 Gross investment gains from sales          1,085          1,337          1,027
 Gross investment losses from sales             -           (791)          (529)

Fixed maturity and equity security
 impairments
 Net writedowns for
   other-than-temporary impairment
   losses on fixed maturities
   recognized in earnings (1)       $        (127) $      (4,441) $      (6,236)
 Writedowns for impairments on
   equity securities                            -            (67)        (2,168)

(1)Excludes the portion of other-than-temporary impairments recorded in "Other comprehensive income (loss)," representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of the impairment.

As discussed in Note 2, a portion of certain OTTI losses on fixed maturity securities is recognized in "Other Comprehensive Income (Loss)" ("OCI"). For these securities, the net amount recognized in earnings ("credit loss impairments") represents the difference between the amortized cost of the security and the net present value of its projected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment. Any remaining difference between the fair value and amortized cost is recognized in OCI. The following tables set forth the amount of pre-tax credit loss impairments on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts.

                                                     Year Ended     Year Ended
                                                    December 31,   December 31,
                                                        2014           2013
                                                    ---------------------------
                                                          (in thousands)
 Balance, beginning of period                           $ 14,660    $    27,702
 Credit loss impairments previously recognized on
  securities which matured, paid down, prepaid or
  were sold during the period                            (6,533)       (14,330)
 Credit loss impairment recognized in the current
  period on securities not previously impaired                 -             31
 Additional credit loss impairments recognized in
  the current period on securities previously
  impaired                                                     -            798
 Increases due to the passage of time on
  previously recorded credit losses                        1,098            915
 Accretion of credit loss impairments previously
  recognized due to an increase in cash flows
  expected to be collected                                 (496)          (456)
                                                    ------------   ------------
 Balance, end of period                                 $  8,729    $    14,660
                                                    ============   ============

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Trading Account Assets

The following table sets forth the composition of "Trading account assets" as of the dates indicated:

                                   December 31, 2014           December 31, 2013
                              --------------------------- ---------------------------
                                Amortized       Fair        Amortized       Fair
                                  Cost          Value         Cost          Value
                              ------------- ------------- ------------- -------------
                                                  (in thousands)
Fixed maturities              $      43,490 $      44,121 $      14,118 $      16,162
Equity securities                     3,447         5,540         1,388         2,730
                              ------------- ------------- ------------- -------------
Total trading account assets  $      46,937 $      49,661 $      15,506 $      18,892
                              ============= ============= ============= =============

The net change in unrealized gains (losses) from trading account assets still held at period end, recorded within "Other income" was $(0.7) million, $2.7 million, and $(0.5) million during the years ended December 31, 2014, 2013, and 2012, respectively.

Commercial Mortgage and Other Loans

The Company's commercial mortgage and other loans are comprised as follows, as of the dates indicated:

                                                           December 31, 2014                 December 31, 2013
                                                   --------------------------------- --------------------------------
                                                        Amount           % of             Amount                % of
                                                    (in thousands)       Total        (in thousands)            Total
                                                   ----------------   -----------    ----------------        -----------
Commercial and agricultural mortgage loans by
 property type:
Retail                                             $        439,679          26.2%   $        467,059               30.5%
Apartments/Multi-Family                                     401,568          23.9             298,365               19.5
Industrial                                                  286,104          17.1             272,239               17.7
Office                                                      244,072          14.6             195,499               12.8
Other                                                        99,083           5.9             102,294                6.6
Hospitality                                                  92,126           5.5              90,085                5.9
                                                   ----------------   -----------    ----------------        -----------
Total commercial mortgage loans                           1,562,632          93.2           1,425,541               93.0
Agricultural property loans                                 114,665           6.8             107,118                7.0
                                                   ----------------   -----------    ----------------        -----------
Total commercial and agricultural mortgage loans
 by property type                                         1,677,297         100.0%          1,532,659              100.0%
                                                                      ===========                            ===========
Valuation allowance                                         (4,154)                           (8,904)
                                                   ----------------                  ----------------
Total net commercial and agricultural mortgage
 loans by property type                                   1,673,143                         1,523,755
                                                   ----------------                  ----------------
Other Loans
Uncollateralized loans                                        8,410                             8,410
Valuation allowance                                               -                                 -
                                                   ----------------                  ----------------
Total net other loans                                         8,410                             8,410
                                                   ----------------                  ----------------
Total commercial mortgage and other loans          $      1,681,553                  $      1,532,165
                                                   ================                  ================

The commercial mortgage and agricultural property loans are geographically dispersed throughout the United States and other countries with the largest concentrations in California (21%), Texas (12%), and New Jersey (10%) at December 31, 2014.

Activity in the allowance for credit losses for all commercial mortgage and other loans, as of the dates indicated, is as follows:

                                                 December 31, 2014      December 31, 2013     December 31, 2012
                                                 ------------------     -----------------     -----------------
                                                                         (in thousands)
Allowance for credit losses, beginning of year   $            8,904     $          6,028      $         12,813
Addition to / (release of) allowance for losses             (1,832)                2,876               (1,551)
Charge-offs, net of recoveries                              (2,918)                    -               (5,234)
                                                 ------------------     -----------------     -----------------
Total ending balance (1)                         $            4,154     $          8,904      $          6,028
                                                 ==================     =================     =================

(1)Agricultural loans represent $0.1 million, $0.3 million, and $0.4 million of the ending allowance at December 31, 2014, 2013 and 2012, respectively.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


The following tables set forth the allowance for credit losses and the recorded investment in commercial mortgage and other loans as of the dates indicated:

                                                               December 31, 2014     December 31, 2013
                                                              -----------------------------------------
                                                                           (in thousands)
Allowance for Credit Losses:
Individually evaluated for impairment (1)                     $               940   $             3,084
Collectively evaluated for impairment (2)                                   3,214                 5,820
                                                              -------------------   -------------------
Total ending balance                                          $             4,154   $             8,904
                                                              ===================   ===================

Recorded Investment: (3)
Gross of reserves: individually evaluated for impairment (1)  $            15,875   $             6,392
Gross of reserves: collectively evaluated for impairment (2)            1,669,832             1,534,677
                                                              -------------------   -------------------
Total ending balance, gross of reserves                       $         1,685,707   $         1,541,069
                                                              ===================   ===================

(1)There were no agricultural or uncollateralized loans individually evaluated for impairments at both December 31, 2014 and 2013.
(2)Agricultural loans collectively evaluated for impairment had a recorded investment of $115 million and $107 million at December 31, 2014 and 2013, respectively, and a related allowance of $0.1 million and $0.3 million at December 31, 2014 and 2013, respectively. Uncollateralized loans collectively evaluated for impairment had a recorded investment of $8 million at both December 31, 2014 and 2013 and no related allowance for both periods.
(3)Recorded investment reflects the balance sheet carrying value gross of related allowance.

Impaired loans include those loans for which it is probable that all amounts due will not be collected according to the contractual terms of the loan agreement. Impaired commercial mortgage and other loans identified in management's specific review of probable loan losses and the related allowance for losses, as of December 31, 2014, had a recorded investment and unpaid principal balance of $15.9 million and related allowance of $0.9 million primarily related to office property types. Impaired commercial mortgage and other loans identified in management's specific review of probable loan losses and the related allowance for losses, as of December 31, 2013, had a recorded investment and unpaid principal balance of $6.4 million and related allowance of $3.1 million primarily related to other property types. At both December 31, 2014 and 2013, the Company held no impaired agricultural or uncollateralized loans. Net investment income recognized on impaired commercial mortgage loans totaled $0.8 million as of December 31, 2014. There was no material net investment income recognized on these loans as of December 31, 2013.

Impaired commercial mortgage and other loans with no allowance for losses are loans in which the fair value of the collateral or the net present value of the loans' expected future cash flows equals or exceeds the recorded investment. The Company had no such loans at both December 31, 2014 and 2013. See Note 2 for information regarding the Company's accounting policies for non-performing loans.

The following table sets forth certain key credit quality indicators as of December 31, 2014, based upon the recorded investment gross of allowance for credit losses.

Total commercial and agricultural mortgage loans

                                                          Debt Service Coverage Ratio - December 31, 2014
                                                  ---------------------------------------------------------------
                                                  Greater than 1.2X 1.0X to <1.2X Less than 1.0X      Total
                                                  ----------------- ------------- -------------- ----------------
Loan-to-Value Ratio                                                       (in thousands)
0%-59.99%                                         $        997,610  $      24,491 $       9,393  $      1,031,494
60%-69.99%                                                 372,958         15,741        13,981           402,680
70%-79.99%                                                 177,956         31,463         3,493           212,912
Greater than 80%                                             2,991         22,068         5,152            30,211
                                                  ----------------  ------------- -------------  ----------------
Total commercial and agricultural mortgage loans  $      1,551,515  $      93,763 $      32,019  $      1,677,297
                                                  ================  ============= =============  ================

The following table sets forth certain key credit quality indicators as of December 31, 2013, based upon the recorded investment gross of allowance for credit losses.

Total commercial and agricultural mortgage loans

                                                          Debt Service Coverage Ratio - December 31, 2013
                                                  ---------------------------------------------------------------
                                                  Greater than 1.2X 1.0X to <1.2X Less than 1.0X      Total
                                                  ----------------- ------------- -------------- ----------------
Loan-to-Value Ratio                                                       (in thousands)
0%-59.99%                                         $        894,897  $      11,196 $       9,323  $        915,416
60%-69.99%                                                 314,325         28,420         4,327           347,072
70%-79.99%                                                 183,853          9,295        25,626           218,774
Greater than 80%                                            24,000          5,310        22,087            51,397
                                                  ----------------  ------------- -------------  ----------------
Total commercial and agricultural mortgage loans  $      1,417,075  $      54,221 $      61,363  $      1,532,659
                                                  ================  ============= =============  ================

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------

As of December 31, 2014 and 2013, $1.7 billion and $1.5 billion, respectively, of commercial mortgage and other loans were in current status. As of December 31, 2014, no commercial mortgage and other loans were classified as past due. As of December 31, 2013, $6.4 million of commercial mortgage and other loans were classified as past due, primarily related to other property types. The Company defines current in its aging of past due commercial mortgage and other loans as less than 30 days past due.

As of December 31, 2014, $15.9 million of commercial mortgage and other loans were in nonaccrual status based upon the recorded investment gross of allowance for credit losses. As of December 31, 2013, $6.4 million of commercial mortgage and other loans were in nonaccrual status based upon the recorded investment gross of allowance for credit losses, primarily related to other property types. Nonaccrual loans are those on which the accrual of interest has been suspended after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability and loans for which a loan specific reserve has been established. See Note 2 for further discussion regarding nonaccrual status loans.

For the years ended December 31, 2014 and 2013, there were no commercial mortgage and other loans acquired, other than those through direct origination, or sold.

The Company's commercial mortgage and other loans may occasionally be involved in a troubled debt restructuring. As of both December 31, 2014 and 2013, the Company had no significant commitments to fund to borrowers that have been involved in a troubled debt restructuring. For the year ended December 31, 2014 there were no new troubled debt restructurings related to commercial mortgage and other loans, and no payment defaults on commercial mortgages. For the year ended December 31, 2014 and 2013, there were no adjusted pre-modification outstanding recorded investments or post-modification outstanding recorded investments. For the years ended December 31, 2014 and 2013, there were no payment defaults on commercial mortgage and other loans that were modified as a troubled debt restructuring within the 12 months preceding each respective period. See Note 2 for additional information relating to the accounting for troubled debt restructurings.

Other Long-Term Investments

The following table sets forth the composition of "Other long-term investments" at December 31 for the years indicated.

                                                2014           2013
                                           -------------- --------------
                                                  (in thousands)
Company's investment in Separate accounts  $       25,761 $       29,739
Joint ventures and limited partnerships           244,330        196,538
Derivatives                                        28,052            427
                                           -------------- --------------
Total other long-term investments          $      298,143 $      226,704
                                           ============== ==============

Net Investment Income

Net investment income for the years ended December 31, was from the following sources:

                                                 2014          2013          2012
                                             ------------- ------------- -------------
                                                          (in thousands)
Fixed maturities, available-for-sale         $     262,532 $     278,747 $     270,790
Equity securities, available-for-sale                    2             1            52
Trading account assets                               1,018           657           981
Commercial mortgage and other loans                 81,848        84,006        84,232
Policy loans                                        60,847        59,287        58,007
Short-term investments and cash equivalents            528           654         1,003
Other long-term investments                         16,962        15,023        21,224
                                             ------------- ------------- -------------
Gross investment income                            423,737       438,375       436,289
Less: investment expenses                         (19,719)      (19,364)      (18,779)
                                             ------------- ------------- -------------
  Net investment income                      $     404,018 $     419,011 $     417,510
                                             ============= ============= =============

Carrying value for non-income producing assets included $9 million in fixed maturities as of December 31, 2014. Non-income producing assets represent investments that have not produced income for the preceding twelve months.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Realized Investment Gains (Losses), Net

Realized investment gains (losses), net, for the years ended December 31, were from the following sources:

                                                2014          2013           2012
                                            ------------------------------------------
                                                          (in thousands)
Fixed maturities                            $      17,563 $      33,440 $       24,314
Equity securities                                   1,085           480        (1,670)
Commercial mortgage and other loans                 4,644         5,494          7,307
Joint ventures and limited partnerships               210          (83)              -
Derivatives                                        90,556      (52,799)      (186,425)
Other                                                   9            18             27
                                            ------------- ------------- --------------
  Realized investment gains (losses), net   $     114,067 $    (13,450) $    (156,447)
                                            ============= ============= ==============

Accumulated Other Comprehensive Income (Loss)

The balance of and changes in each component of "Accumulated other comprehensive income (loss)" for the years ended December 31, are as follows:

                                                                  Accumulated Other Comprehensive Income (Loss)
                                                               ---------------------------------------------------
                                                                                                 Total Accumulated
                                                               Foreign Currency  Net Unrealized        Other
                                                                 Translation    Investment Gains   Comprehensive
                                                                  Adjustment      (Losses) (1)     Income (Loss)
                                                               ---------------- ---------------- -----------------
                                                                                 (in thousands)
Balance, December 31, 2011                                      $          133   $     213,495     $     213,628
Change in component during period (2)                                      124          53,709            53,833
                                                                --------------   -------------     -------------
Balance, December 31, 2012                                      $          257   $     267,204     $     267,461
Change in component during period (2)                                      146       (210,961)         (210,815)
                                                                --------------   -------------     -------------
Balance, December 31, 2013                                      $          403   $      56,243     $      56,646
Change in other comprehensive income before reclassifications            (723)         207,134           206,411
Amounts reclassified from AOCI                                               -        (18,649)          (18,649)
Income tax benefit (expense)                                               253        (65,970)          (65,717)
                                                                --------------   -------------     -------------
Balance, December 31, 2014                                      $         (67)   $     178,758     $     178,691
                                                                ==============   =============     =============

(1)Includes cash flow hedges of $12 million, $(5) million, and $0 as of December 31, 2014, 2013, and 2012, respectively.
(2)Net of taxes.

Reclassifications out of Accumulated Other Comprehensive Income (Loss)

                                                                  Year Ended        Year Ended        Year Ended
                                                               December 31, 2014 December 31, 2013 December 31, 2012
                                                               ----------------- ----------------- -----------------
                                                                                  (in thousands)
Amounts reclassified from AOCI (1)(2):
Net unrealized investment gains (losses):
 Cash flow hedges--Currency/Interest rate (3)                    $      6,594      $        329      $      1,754
                                                                 ------------      ------------      ------------
 Net unrealized investment gains (losses) on
   available-for-sale securities (4)                                   12,055            33,591            20,890
                                                                 ------------      ------------      ------------
   Total net unrealized investment gains (losses)                      18,649            33,920            22,644
                                                                 ------------      ------------      ------------
    Total reclassifications for the period                       $     18,649      $     33,920      $     22,644
                                                                 ============      ============      ============

(1)All amounts are shown before tax.
(2)Positive amounts indicate gains/benefits reclassified out of AOCI. Negative amounts indicate losses/costs reclassified out of AOCI.
(3)See Note 10 for additional information on cash flow hedges.
(4)See table below for additional information on unrealized investment gains (losses), including the impact on deferred policy acquisition and other costs, future policy benefits and policyholders' account balances.

Net Unrealized Investment Gains (Losses)

Net unrealized investment gains and losses on securities classified as available-for-sale and certain other long-term investments and other assets are included in the Company's Consolidated Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------

adjustments to exclude from "Other comprehensive income (loss)" those items that are included as part of "Net income" for a period that had been part of "Other comprehensive income (loss)" in earlier periods. The amounts for the periods indicated below, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains and losses, are as follows:

Net Unrealized Investment Gains and Losses on Fixed Maturity Securities on which an OTTI loss has been recognized

                                                                                                              Accumulated
                                                                                                                 Other
                                                                                                             Comprehensive
                                                             Deferred      Future Policy                     Income (Loss)
                                                              Policy        Benefits and      Deferred       Related To Net
                                           Net Unrealized   Acquisition    Policyholders'    Income Tax        Unrealized
                                           Gains (Losses)    Costs and        Account        (Liability)       Investment
                                           on Investments   Other Costs     Balances(1)        Benefit       Gains (Losses)
                                           --------------   ------------   --------------   --------------   --------------
                                                                            (in thousands)
Balance, December 31, 2011                 $    (18,648)    $     10,187    $    (2,936)    $        3,958    $    (7,439)
Net investment gains (losses) on
 investments arising during the period            11,444               -               -           (4,005)           7,439
Reclassification adjustment for (gains)
 losses included in net income                     6,755               -               -           (2,364)           4,391
Reclassification adjustment for OTTI
 losses excluded from net income(1)                (169)               -               -                59           (110)
Impact of net unrealized investment
 (gains) losses on deferred policy
 acquisition costs and other costs                     -         (9,892)               -             3,462         (6,430)
Impact of net unrealized investment
 (gains) losses on future policy
 benefits and policyholders' account
 balances                                              -               -           3,499           (1,225)           2,274
                                           --------------   ------------   --------------   --------------   --------------
Balance, December 31, 2012                 $       (618)    $        295    $        563    $        (115)    $        125
                                           --------------   ------------   --------------   --------------   --------------
Net investment gains (losses) on
 investments arising during the period             1,053               -               -             (369)             684
Reclassification adjustment for (gains)
 losses included in net income                     4,114               -               -           (1,440)           2,674
Reclassification adjustment for OTTI
 losses excluded from net income(1)                 (51)               -               -                18            (33)
Impact of net unrealized investment
 (gains) losses on deferred policy
 acquisition costs and other costs                     -         (3,619)               -             1,266         (2,353)
Impact of net unrealized investment
 (gains) losses on future policy
 benefits and policyholders' account
 balances                                              -               -           1,256             (439)             817
                                           --------------   ------------   --------------   --------------   --------------
Balance, December 31, 2013                 $       4,498    $    (3,324)    $      1,819    $      (1,079)    $      1,914
                                           --------------   ------------   --------------   --------------   --------------
Net investment gains (losses) on
 investments arising during the period               996               -               -             (348)             648
Reclassification adjustment for (gains)
 losses included in net income                     (161)               -               -                56           (105)
Reclassification adjustment for OTTI
 losses excluded from net income(1)                    -               -               -                 -               -
Impact of net unrealized investment
 (gains) losses on deferred policy
 acquisition costs and other costs                     -             786               -             (275)             511
Impact of net unrealized investment
 (gains) losses on future policy
 benefits and policyholders' account
 balances                                              -               -           (591)               206           (385)
                                           --------------   ------------   --------------   --------------   --------------
Balance, December 31, 2014                 $       5,333    $    (2,538)    $      1,228    $      (1,440)    $      2,583
                                           ==============   ============   ==============   ==============   ==============

(1)Balances are net of reinsurance.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


All Other Net Unrealized Investment Gains and Losses in AOCI

                                                                                                             Accumulated
                                                                                                                Other
                                                                                                            Comprehensive
                                                       Deferred        Future Policy                        Income (Loss)
                                  Net Unrealized        Policy          Benefits and        Deferred        Related To Net
                                  Gains (Losses)      Acquisition      Policyholders'      Income Tax         Unrealized
                                        on             Costs and          Account          (Liability)        Investment
                                  Investments(1)      Other Costs       Balances(2)          Benefit        Gains (Losses)
                                 ----------------   ----------------   ---------------   ---------------   ----------------
                                                                       (in thousands)
Balance, December 31, 2011       $        443,637   $      (179,520)   $        75,345   $     (118,533)   $        220,929
Net investment gains (losses)
 on investments arising
 during the period                         90,693                  -                 -          (31,738)             58,955
Reclassification adjustment
 for (gains) losses included
 in net income                           (29,399)                  -                 -            10,290           (19,109)
Reclassification adjustment
 for OTTI losses excluded
 from net income(2)                           169                  -                 -              (59)                110
Impact of net unrealized
 investment (gains) losses on
 deferred policy acquisition
 costs and other costs                          -           (40,688)                 -            14,065           (26,623)
Impact of net unrealized
 investment (gains) losses on
 future policy benefits and
 policyholders' account
 balances                                       -                  -            50,488          (17,671)             32,817
                                 ----------------   ----------------   ---------------   ---------------   ----------------
Balance, December 31, 2012       $        505,100   $      (220,208)   $       125,833   $     (143,646)   $        267,079
                                 ----------------   ----------------   ---------------   ---------------   ----------------
Net investment gains (losses)
 on investments arising
 during the period                      (343,964)                  -                 -           120,388          (223,576)
Reclassification adjustment
 for (gains) losses included
 in net income                           (38,034)                  -                 -            13,312           (24,722)
Reclassification adjustment
 for OTTI losses excluded
 from net income(2)                            51                  -                 -              (18)                 33
Impact of net unrealized
 investment (gains) losses on
 deferred policy acquisition
 costs and other costs                          -            177,178                 -          (62,012)            115,166
Impact of net unrealized
 investment (gains) losses on
 future policy benefits and
 policyholders' account
 balances                                       -                  -         (122,540)            42,889           (79,651)
                                 ----------------   ----------------   ---------------   ---------------   ----------------
Balance, December 31, 2013       $        123,153   $       (43,030)   $         3,293   $      (29,087)   $         54,329
                                 ----------------   ----------------   ---------------   ---------------   ----------------
Net investment gains (losses)
 on investments arising
 during the period                        239,912                  -                 -          (83,969)            155,943
Reclassification adjustment
 for (gains) losses included
 in net income                           (18,488)                  -                 -             6,471           (12,017)
Reclassification adjustment
 for OTTI losses excluded
 from net income(2)                             -                  -                 -                 -                  -
Impact of net unrealized
 investment (gains) losses on
 deferred policy acquisition
 costs and other costs                          -           (69,799)                 -            24,430           (45,369)
Impact of net unrealized
 investment (gains) losses on
 future policy benefits and
 policyholders' account
 balances                                       -                  -            35,829          (12,540)             23,289
                                 ----------------   ----------------   ---------------   ---------------   ----------------
Balance, December 31, 2014       $        344,577   $      (112,829)   $        39,122   $      (94,695)   $        176,175
                                 ================   ================   ===============   ===============   ================

(1)Includes cash flow hedges. See Note 10 for information on cash flow hedges.
(2)Balances are net of reinsurance.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Net Unrealized Gains (Losses) on Investments by Asset Class

The table below presents net unrealized gains (losses) on investments by asset class as of the dates indicated:

                                                                          2014           2013           2012
                                                                     -------------- -------------- --------------

                                                                                    (in thousands)
Fixed maturity securities on which an OTTI loss has been recognized  $        5,333 $        4,498 $        (618)
Fixed maturity securities, available-for-sale--all other                    322,358        107,970        474,128
Equity securities, available-for-sale                                           619            204          1,208
Derivatives designated as cash flow hedges(1)                                11,585        (4,701)            147
Other investments                                                            10,015         19,680         29,617
                                                                     -------------- -------------- --------------
Net unrealized gains (losses) on investments                         $      349,910 $      127,651 $      504,482
                                                                     ============== ============== ==============

(1)See Note 10 for more information on cash flow hedges.

Duration of Gross Unrealized Loss Positions for Fixed Maturities and Equity Securities

The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities and equity securities have been in a continuous unrealized loss position, at December 31 for the years indicated:

                                                                                       2014
                                                    --------------------------------------------------------------------------
                                                     Less than twelve months   Twelve months or more           Total
                                                    ------------------------- ----------------------- ------------------------
                                                                     Gross                   Gross                    Gross
                                                                   Unrealized              Unrealized               Unrealized
                                                      Fair Value    Losses     Fair Value   Losses     Fair Value    Losses
                                                    ------------- ----------- ----------- ----------- ------------ -----------
                                                                                  (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and obligations of
 U.S. government authorities and agencies           $         994 $        1  $        -  $        -  $        994 $        1
Obligations of U.S. states and their political
 subdivisions                                               9,852        125       2,886          62        12,738        187
Foreign government bonds                                    2,246         14                       -         2,246         14
Public utilities                                           30,974      1,618      45,756       1,670        76,730      3,288
All other corporate securities                            356,348     13,194     260,985       7,763       617,333     20,957
Asset-backed securities                                   209,774        737      54,711         473       264,485      1,210
Commercial mortgage-backed securities                      15,824        155      87,606       1,713       103,430      1,868
Residential mortgage-backed securities                        776         11       3,878          14         4,654         25
                                                    ------------- ----------  ----------  ----------  ------------ ----------
   Total                                            $     626,788 $   15,855  $  455,822  $   11,695  $  1,082,610 $   27,550
                                                    ============= ==========  ==========  ==========  ============ ==========

Equity securities, available-for-sale               $      14,706 $      295  $        -  $        -  $     14,706 $      295
                                                    ============= ==========  ==========  ==========  ============ ==========

                                                                                     2013(1)
                                                    --------------------------------------------------------------------------
                                                     Less than twelve months   Twelve months or more           Total
                                                    ------------------------- ----------------------- ------------------------
                                                                     Gross                   Gross                    Gross
                                                                  Unrealized              Unrealized               Unrealized
                                                     Fair Value     Losses    Fair Value    Losses    Fair Value     Losses
                                                    ------------- ----------- ----------- ----------- ------------ -----------
                                                                                  (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and obligations of
 U.S. government authorities and agencies           $      24,123 $    1,882  $        -  $        -  $     24,123 $    1,882
Obligations of U.S. states and their political
 subdivisions                                              51,216      5,904       2,496         470        53,712      6,374
Foreign government bonds                                        -          -           -           -             -          -
Public utilities                                          319,224     23,475      11,917       2,099       331,141     25,574
All other corporate securities                          1,277,244     78,305      85,814      14,745     1,363,058     93,050
Asset-backed securities                                    93,021      1,418      11,782       1,259       104,803      2,677
Commercial mortgage-backed securities                     116,371      6,706      19,605       1,857       135,976      8,563
Residential mortgage-backed securities                     42,121      1,472       3,225          27        45,346      1,499
                                                    ------------- ----------  ----------  ----------  ------------ ----------
   Total                                            $   1,923,320 $  119,162  $  134,839  $   20,457  $  2,058,159 $  139,619
                                                    ============= ==========  ==========  ==========  ============ ==========

Equity securities, available-for-sale               $          44 $        3  $        -  $        -  $         44 $        3
                                                    ============= ==========  ==========  ==========  ============ ==========

(1)Prior period's amounts are presented on a basis consistent with the current period presentation.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


The gross unrealized losses on fixed maturity securities at December 31, 2014 and 2013, were composed of $21 million and $136 million, respectively, related to high or highest quality securities based on the National Association of Insurance Commissioners ("NAIC") or equivalent rating and $6 million and $4 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. At December 31, 2014, the $12 million of gross unrealized losses of twelve months or more were concentrated in the energy, consumer non-cyclical, consumer cyclical, and utility sectors of the Company's corporate securities. At December 31, 2013, the $20 million of gross unrealized losses of twelve months or more were concentrated in the consumer non-cyclical, utility, and basic industry sectors of the Company's corporate securities. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary impairments for these securities was not warranted at December 31, 2014 or 2013. These conclusions are based on a detailed analysis of the underlying credit and cash flows on each security. The gross unrealized losses are primarily attributable to credit spread widening. At December 31, 2014, the Company does not intend to sell these securities and it is not more likely than not that the Company will be required to sell these securities before the anticipated recovery of its remaining amortized cost basis.

At both December 31, 2014 and 2013, none of the gross unrealized losses related to equity securities represented declines in value of greater than 20%. In accordance with our policy described in Note 2, the Company concluded that an adjustment for other-than-temporary impairments for these equity securities was not warranted at December 31, 2014 or 2013.

Securities Pledged and Special Deposits

The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase, collateralized borrowings and postings of collateral with derivative counterparties. At December 31, the carrying value of investments pledged to third parties as reported in the Consolidated Statements of Financial Position included the following:

                                                   2014          2013
                                               ------------- -------------
                                                     (in thousands)
Fixed maturity securities, available for sale  $      63,100 $      81,849
Trading account assets                                     -             -
Equity Securities                                          -             -
                                               ------------- -------------
Total securities pledged                       $      63,100 $      81,849
                                               ============= =============

As of December 31, 2014, the carrying amount of the associated liabilities supported by the pledged collateral was $65 million, all of which was "Cash collateral for loaned securities." There were no "Securities sold under agreements to repurchase." As of December 31, 2013, the carrying amount of the associated liabilities supported by the pledged collateral was $85 million, all of which was "Cash collateral for loaned securities." There were no "Securities sold under agreements to repurchase."

In the normal course of its business activities, the Company accepts collateral that can be sold or repledged. The primary sources of this collateral are securities purchased under agreements to resell. The fair value of this collateral was $94 million and $0 at December 31, 2014 and 2013, respectively, all of which had either been sold or repledged.

Fixed maturities of $4 million at both December 31, 2014 and 2013 were on deposit with governmental authorities or trustees as required by certain insurance laws.

4.  DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, are as follows:

                                                                               2014             2013             2012
                                                                         ---------------- ---------------- ----------------
                                                                                           (in thousands)
Balance, beginning of year                                               $      5,034,299 $      3,679,061 $      2,545,600
Capitalization of commissions, sales and issue expenses                           626,718          822,075        1,171,759
Amortization-Impact of assumption and experience unlocking and true-ups           272,385          (9,167)           60,313
Amortization-All other                                                          (708,554)          533,478         (21,345)
Change in unrealized investment gains and losses                                 (67,056)          167,880         (53,651)
Ceded DAC upon Coinsurance Treaty with PAR U and PURC (See Note 12)              (90,937)        (159,028)         (23,616)
                                                                         ---------------- ---------------- ----------------
Balance, end of year                                                     $      5,066,855 $      5,034,299 $      3,679,061
                                                                         ================ ================ ================

Deferred acquisition costs include reductions in capitalization and amortization related to reinsurance expense allowances resulting from the coinsurance treaties with PARCC, PAR Term, Term Re, PAR U and PURC, reductions for the initial balance transferred to PAR U and PURC at inception of the coinsurance agreements and the pass through of the GUL business related to the acquisition of The Hartford Life business assumed from Prudential Insurance and subsequently retroceded to PAR U as discussed in Note 12.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Capitalization balances related to reinsurance amounted to $337 million, $285 million, and $249 million in 2014, 2013, and 2012, respectively. Amortization balances related to reinsurance amounted to $204 million, $89 million and $180 million in 2014, 2013, and 2012, respectively. Reinsurance impacts to the change in unrealized gains/(losses) resulted in a decrease in the deferred acquisition cost asset of $161 million in 2013 and increased the deferred acquisition cost asset $142 million and $44 million in 2014 and in 2012 respectively.

5.  POLICYHOLDERS' LIABILITIES

Future Policy Benefits

Future policy benefits at December 31, are as follows:

                                                      2014                  2013
                                              --------------------- --------------------

                                                            (in thousands)
Life insurance - domestic                     $           7,285,791 $          5,768,262
Life insurance - Taiwan                                   1,151,882            1,151,503
Individual and group annuities                              457,324              320,451
Policy claims and other contract liabilities              5,020,333            (323,547)
                                              --------------------- --------------------
Total future policy benefits                  $          13,915,330 $          6,916,669
                                              ===================== ====================

Life insurance liabilities include reserves for death benefits and other policy benefits. Individual and group annuity liabilities include reserves for annuities that are in payout status.

Future policy benefits for domestic and Taiwan individual non-participating traditional life insurance policies are generally equal to the present value of future benefit payments and related expenses, less the present value of future net premiums. Assumptions as to mortality, morbidity and persistency are based on the Company's experience, industry data, and/or other factors, when the basis of the reserve is established. Interest rates used in the determination of the present values range from 2.5% to 8.3% for setting domestic insurance reserves and 6.2% to 7.4% for setting Taiwan reserves.

Future policy benefits for individual and group annuities and supplementary contracts are generally equal to the present value of expected future payments. Assumptions as to mortality are based on the Company's experience, industry data, and/or other factors when the basis of the reserve is established. The interest rates used in the determination of the present values range from 0.0% to 14.8%, with approximately 1.1% of the reserves based on an interest rate in excess of 8.0%.

The Company's liability for future policy benefits for other contract liabilities are primarily guaranteed benefit liabilities related to certain nontraditional long-duration life and annuity contracts accounted for as embedded derivatives. The interest rates used in the determination of the present values range from 0.4% to 4.0%. See Note 6 for additional information regarding liabilities for guaranteed benefits related to certain nontraditional long-duration contracts.

Policyholders' Account Balances

Policyholders' account balances at December 31, are as follows:

                                               2014                  2013
                                       --------------------- ---------------------

                                                     (in thousands)
Interest-sensitive life contracts      $          11,906,915 $          11,456,129
Individual annuities                               2,088,468             1,624,523
Guaranteed interest accounts                         413,074               450,738
Other                                                841,598               771,940
                                       --------------------- ---------------------
Total policyholders' account balances  $          15,250,055 $          14,303,330
                                       ===================== =====================

Policyholders' account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. These policyholders' account balances also include provisions for benefits under non-life contingent payout annuities. Interest crediting rates range from 0.4% to 4.5% for interest-sensitive contracts. Interest crediting rates for individual annuities may range from 0.0% to 6.3%. Interest crediting rates for guaranteed interest accounts range from 1.0% to 6.0%. Interest crediting rates range from 0.0% to 8.0% for other. Included in interest-sensitive life contracts at December 31, 2014, are $4.8 billion GUL business assumed from Prudential Insurance in connection with the acquisition of the Hartford life business.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


6.  CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

The Company issues traditional variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"). In certain of these variable annuity contracts, the Company also contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract less any partial withdrawals plus a minimum return ("minimum return"), and/or (2) the highest contract value on a specified date adjusted for any withdrawals ("contract value"). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods. The Company also issues annuity contracts with market value adjusted investment options ("MVAs"), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a "market adjusted value" if surrendered prior to maturity or if funds are allocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable. The Company also issues fixed deferred annuity contracts without MVA that have a guaranteed credited rate and annuity benefit.

In addition, the Company issues certain variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse ("no lapse guarantee"). Variable life and variable universal life contracts are offered with general and separate account options similar to variable annuities.

The assets supporting the variable portion of both traditional variable annuities and certain variable contracts with guarantees are carried at fair value and reported as "Separate account assets" with an equivalent amount reported as "Separate account liabilities." Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in "Policy charges and fee income" and changes in liabilities for minimum guarantees are generally included in "Policyholders' benefits."

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, contract lapses and contractholder mortality.

For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, benefit utilization, timing of annuitization, contract lapses and contractholder mortality.

For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility or contractholder behavior used in the original pricing of these products.

The Company's contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within "Future policy benefits and other policyholder liabilities". As of December 31, 2014 and 2013, the Company had the following guarantees associated with these contracts, by product and guarantee type:

                                                 December 31, 2014                    December 31, 2013
                                         ----------------------------------   ----------------------------------

                                         In the Event of  At Annuitization/   In the Event of  At Annuitization/
                                              Death       Accumulation (1)         Death       Accumulation (1)
                                         ----------------------------------   ----------------------------------
Variable Annuity Contracts                                           (in thousands)

Return of Net Deposits
Account value                            $     77,862,297 $            N/A    $     70,025,044 $            N/A
Net amount at risk                                 40,701              N/A    $         46,013              N/A
Average attained age of contractholders                63              N/A                  62              N/A
Minimum return or contract value
Account value                            $     21,123,437 $     89,367,950    $     20,498,033 $     81,142,995
Net amount at risk                       $      1,365,085 $      1,277,406    $      1,274,286 $      1,085,030
Average attained age of contractholders                67               63                  67               62
Average period remaining until earliest
 expected annuitization                               N/A       0.03 years                 N/A       0.09 years

(1)Includes income and withdrawal benefits as described herein

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


                                              December 31, 2014    December 31, 2013
                                            ------------------- ---------------------

                                                      In the Event of Death
                                            -----------------------------------------
                                                         (in thousands)
Variable Life, Variable Universal Life and
Universal Life Contracts
No Lapse Guarantees (1)
Separate account value                      $         3,022,615 $           2,958,551
General account value                       $         4,560,768 $           3,922,205
Net amount at risk                          $        88,749,362 $          80,432,427
Average attained age of contractholders                54 years              53 years

(1)Excludes assumed reinsurance of GUL business from the Hartford that is retroceded 100% to PARU.

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

                                December 31, 2014   December 31, 2013
                              ------------------- -------------------

                                          (in thousands)
          Equity funds                $60,982,384         $55,455,438
          Bond funds                   30,825,335          29,937,112
          Money market funds            4,928,870           3,301,910
                              ------------------- -------------------
          Total                       $96,736,589         $88,694,460
                              =================== ===================

In addition to the above mentioned amounts invested in separate account investment options, $2.249 billion and $1.829 billion of account balances of variable annuity contracts with guarantees, inclusive of contracts with MVA feature, were invested in general account investment options in 2014 and 2013, respectively. For the years ended December 31, 2014, 2013 and 2012 there were no transfers of assets, other than cash, from the general account to any separate account, and accordingly no gains or losses recorded.

Liabilities for Guarantee Benefits

The table below summarizes the changes in general account liabilities for guarantees on variable contracts. The liabilities for guaranteed minimum death benefits ("GMDB") and guaranteed minimum income benefits ("GMIB") are included in "Future policy benefits and other policyholder liabilities" and the related changes in the liabilities are included in "Future policy benefits and other policyholder liabilities". Guaranteed minimum income and withdrawal benefits ("GMIWB"), guaranteed minimum withdrawal benefits ("GMWB") and guaranteed minimum accumulation benefits ("GMAB") features are accounted for as bifurcated embedded derivatives and are recorded at fair value within "Future policy benefits and other policyholder liabilities". Changes in the fair value of these derivatives, including changes in the Company's own risk of non-performance, along with any fees attributed or payments made relating to the derivative, are recorded in "Realized investment gains (losses), net." See
Note 9 for additional information regarding the methodology used in determining the fair value of these embedded derivatives.

                                                                                    GMWB/GMIWB/
                                                 GMDB                     GMIB         GMAB           Total
                                    -------------------------------   -------------------------- ----------------
                                                   Variable Life,
                                                 Variable Universal
                                      Variable    Life & Universal             Variable
                                      Annuity           Life                   Annuity
                                    ------------ ------------------   --------------------------

                                                                   (in thousands)
Balance as of December 31, 2011     $     97,635     $      224,909   $      33,010 $    912,987 $      1,268,541
Incurred guarantee benefits (1)          145,022             94,007          21,916      504,903          765,848
Paid guarantee benefits                 (40,590)           (13,929)           (540)            -         (55,059)
                                    ------------ ------------------   ------------- ------------ ----------------

Balance as of December 31, 2012     $    202,067     $      304,987   $      54,386 $  1,417,890 $      1,979,330
Incurred guarantee benefits (1)(2)        28,033            101,484        (30,882)  (1,766,290)      (1,667,655)
Paid guarantee benefits                 (26,306)            (3,090)         (1,148)            -         (30,544)
Other (3)                                  4,060          1,340,869              98                     1,345,027
                                    ------------ ------------------   ------------- ------------ ----------------

Balance as of December 31, 2013     $    207,854     $    1,744,250   $      22,454 $  (348,400) $      1,626,158
Incurred guarantee benefits (1)(2)       131,594            785,583          17,905    5,342,010        6,277,092
Paid guarantee benefits                 (22,079)           (18,192)           (853)            -         (41,124)
Other                                      3,848            283,668             175            -          287,691
                                    ------------ ------------------   ------------- ------------ ----------------

Balance as of December 31, 2014     $    321,217     $    2,795,309   $      39,681 $  4,993,610 $      8,149,817
                                    ============ ==================   ============= ============ ================

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


(1) Incurred guarantee benefits include the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves. Also includes changes in the fair value of features accounted for as embedded derivatives.
(2) Incurred benefits include GMDB liabilities assumed related to the Hartford GUL business, which was subsequently 100% retroceded to PAR Universal.
(3) Includes $1.5 billion related to the initial GMDB liability assumed related to the Hartford business, which was subsequently 100% retroceded to PAR Universal.

The GMDB liability is determined each period end by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the excess death benefits. The GMIB liability associated with variable annuities is determined each period by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the excess income benefits. The portion of assessments used is chosen such that, at issue the present value of expected death benefits or expected income benefits in excess of the projected account balance and the portion of the present value of total expected assessments over the lifetime of the contracts are equal. The Company regularly evaluates the estimates used and adjusts the GMDB and GMIB liability balances, with an associated charge or credit to earnings, if actual experience or other evidence suggests that earlier estimates should be revised.

The GMAB features provide the contractholder with a guaranteed return of initial account value or an enhanced value if applicable. The most significant of the Company's GMAB features are the guaranteed return option ("GRO") features, which includes an asset transfer feature that reduces the Company's exposure to these guarantees. The GMAB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

The GMWB features provide the contractholder with access to a guaranteed remaining balance if the account value is reduced to zero through a combination of market declines and withdrawals. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of the account value or cumulative deposits when withdrawals commence, less cumulative withdrawals. The contractholder also has the option, after a specified time period, to reset the guaranteed remaining balance to the then-current account value, if greater. The contractholder accesses the guaranteed remaining balance through payments over time, subject to maximum annual limits. The GMWB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

The GMIWB features, taken collectively, provide a contractholder two optional methods to receive guaranteed minimum payments over time, a "withdrawal" option or an "income" option. The withdrawal option (which was available under only one of the GMIWBs and is no longer offered) guarantees that a contractholder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The income option (which varies among the Company's GMIWBs) in general guarantees the contractholder the ability to withdraw an amount each year for life (or for joint lives, in the case of any spousal version of the benefit) where such amount is equal to a percentage of a protected value under the benefit. The contractholder also has the potential to increase this annual amount, based on certain subsequent increases in account value that may occur. The GMIWB can be elected by the contractholder upon issuance of an appropriate deferred variable annuity contract or at any time following contract issue prior to annuitization. Certain GMIWB features include an asset transfer feature that reduces the Company's exposure to these guarantees. The GMIWB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

Sales Inducements

The Company generally defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize deferred policy acquisition costs. These deferred sales inducements are included in "Deferred Sales Inducements" in the Company's Statements of Financial Position. The Company offered various types of sales inducements, including: (1) a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's initial deposit and (2) additional credits after a certain number of years a contract is held. Changes in deferred sales inducements, reported as "Interest credited to policyholders' account balances," are as follows:

                                                           2014                  2013                   2012
                                                   ------------------------------------------------------------------

                                                                             (in thousands)

Balance, beginning of year                         $            989,889 $              787,891 $              542,742
Capitalization                                                    9,112                 20,871                198,955
Amortization-Impact of assumption and experience
 unlocking and true-ups                                          34,420                 14,613                 53,108
Amortization-All other                                        (194,673)                160,835                (9,985)
Change in unrealized investment gains (losses)                  (1,957)                  5,679                  3,071
                                                   -------------------- ---------------------- ----------------------
Balance, end of year                               $            836,791 $              989,889 $              787,891
                                                   ==================== ====================== ======================

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


7.  STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.

Statutory net income (loss) for the Company, excluding its subsidiary PLNJ, amounted to $109 million, $553 million and $591 million for the years ended December 31, 2014, 2013, and 2012, respectively. Statutory surplus of the Company, excluding its subsidiary PLNJ, amounted to $2,656 million and $2,387 million December 31, 2014 and 2013, respectively.

The Company does not utilize prescribed or permitted practices that vary materially from the statutory accounting practices prescribed by the National Association of Insurance Commissioners ("NAIC"). Statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions as well as valuing investments and certain assets and accounting for deferred taxes on a different basis.

The Company is subject to Arizona law, which limits the amount of dividends that insurance companies can pay to stockholders without approval of the Arizona Department of Insurance. The maximum dividend, which may be paid in any twelve-month period without notification or approval, is limited to the lesser of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations, there is a capacity to pay a dividend of $164 million in 2015 without prior approval. The Company paid dividends to the parent company of $748 million and $423 million in 2014 and 2013, respectively. The Company did not pay a dividend in 2012.

8.  INCOME TAXES

The components of income tax expense (benefit) for the years ended December 31, were as follows:

                                                                          2014                2013                2012
                                                                   ------------------- ------------------- -------------------

                                                                                         (in thousands)
Current tax expense (benefit):
U.S.                                                                $          112,742  $          250,601  $          216,654
                                                                   ------------------- ------------------- -------------------
Total                                                                          112,742             250,601             216,654
                                                                   ------------------- ------------------- -------------------

Deferred tax expense (benefit):
U.S.                                                                            27,631             315,819            (35,614)
                                                                   ------------------- ------------------- -------------------
Total                                                                           27,631             315,819            (35,614)
                                                                   ------------------- ------------------- -------------------

Total income tax expense on continuing operations                              140,373             566,420             181,040
Total income tax expense (benefit) reported in equity related to:
  Other comprehensive income (loss)                                             65,717           (113,517)              29,258
  Additional paid-in capital                                                   (6,507)             (7,574)             (9,540)
                                                                   ------------------- ------------------- -------------------
Total income tax expense (benefit)                                  $          199,583  $          445,329  $          200,758
                                                                   =================== =================== ===================

In July 2014, the IRS issued guidance relating to the hedging of variable annuity guaranteed minimum benefits ("Hedging IDD"). The Hedging IDD provides an elective safe harbor tax accounting method for certain contracts which permits the current deduction of losses and the deferral of gains for hedging activities that can be applied to open years under IRS examination beginning with the earliest open year. The Company will apply this tax accounting method for hedging gains and losses covered by the Hedging IDD beginning with 2013. As a result of applying such accounting method in 2014 the Company's U.S. current tax benefit includes an additional tax benefit of $15 million and a corresponding reduction of deferred tax assets.

The Company's actual income tax expense for the years ended December 31, differs from the expected amount computed by applying the statutory federal income tax rate of 35% to income from continuing operations before income taxes and cumulative effect of accounting change for the following reasons:

                                                                   2014             2013             2012
                                                             --------------------------------------------------

                                                                               (in thousands)

Expected federal income tax expense                          $        324,169 $        736,621 $        302,882

Non-taxable investment income                                       (152,844)        (149,933)        (108,463)

Tax credits                                                          (32,881)         (20,935)         (14,460)

Other                                                                   1,929              667            1,081
                                                             ---------------- ---------------- ----------------
Total income tax expense (benefit) on continuing operations  $        140,373 $        566,420 $        181,040
                                                             ================ ================ ================

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


The dividends received deduction ("DRD") reduces the amount of dividend income subject to U.S. tax and is the primary component of the non-taxable investment income shown in the table above, and, as such, is a significant component of the difference between the Company's effective tax rate and the federal statutory tax rate of 35%. The DRD for the current period was estimated using information from 2013 and current year results, and was adjusted to take into account the current year's equity market performance. The actual current year DRD can vary from the estimate based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from mutual fund investments, changes in the account balances of variable life and annuity contracts, and the Company's taxable income before the DRD.

In August 2007, the IRS released Revenue Ruling 2007-54, which included, among other items, guidance on the methodology to be followed in calculating the DRD related to variable life insurance and annuity contracts. In September 2007, the IRS released Revenue Ruling 2007-61. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54 and informed taxpayers that the U.S. Treasury Department and the IRS intend to address through new guidance the issues considered in Revenue Ruling 2007-54, including the methodology to be followed in determining the DRD related to variable life insurance and annuity contracts. In May 2010, the IRS issued an Industry Director Directive ("IDD") confirming that the methodology for calculating the DRD set forth in Revenue Ruling 2007-54 should not be followed. The IDD also confirmed that the IRS guidance issued before Revenue Ruling 2007-54, which guidance the Company relied upon in calculating its DRD, should be used to determine the DRD. In February 2014, the IRS released Revenue Ruling 2014-7, which modified and superseded Revenue Ruling 2007-54, by removing the provisions of Revenue Ruling 2007-54 related to the methodology to be followed in calculating the DRD and obsoleting Revenue Ruling 2007-61. These activities had no impact on the Company's 2012, 2013 or 2014 results. However, there remains the possibility that the IRS and the U.S. Treasury will address, through subsequent guidance, the issues related to the calculation of the DRD. For the last several years, the revenue proposals included in the Obama Administration's budgets included a proposal that would change the method used to determine the amount of the DRD. A change in the DRD, including the possible retroactive or prospective elimination of this deduction through guidance or legislation, could increase actual tax expense and reduce the Company's consolidated net income.

Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

                                               2014                  2013
                                       -------------------------------------------
                                                     (in thousands)
Deferred tax assets
  Insurance reserves                    $          1,629,234  $          1,551,346
  Investments                                              -                82,821
  Other                                                  821                     -
                                       --------------------- ---------------------
  Deferred tax assets                   $          1,630,055  $          1,634,167
                                       --------------------- ---------------------

Deferred tax liabilities
  Deferred policy acquisition costs     $          1,407,473  $          1,412,944
  Deferred sales inducements                         292,877               346,461
  Net unrealized gains on securities                 118,745                46,247
  Investments                                         70,517                     -
  Other                                                    -                 1,232
                                       --------------------- ---------------------
  Deferred tax liabilities                         1,889,612             1,806,884
                                       --------------------- ---------------------
Net deferred tax asset (liability)      $          (259,557)  $          (172,717)
                                       ===================== =====================

The application of U.S. GAAP requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal;
(4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards;
(5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized. The company had no valuation allowance as of December 31, 2014, and 2013.

Management believes that based on its historical pattern of taxable income, the Company will produce sufficient income in the future to realize its deferred tax assets. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of deferred tax asset that is realizable.

The Company's income (loss) from continuing operations before income taxes includes income (loss) from domestic operations of $926 million, $2,105 million and $866 million, and no income from foreign operations for the years ended December 31, 2014, 2013 and 2012, respectively.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------

The Company's liability for income taxes includes the liability for unrecognized tax benefits and interest that relate to tax years still subject to review by the Internal Revenue Service ("IRS") or other taxing authorities. The completion of review or the expiration of the Federal statute of limitations for a given audit period could result in an adjustment to the liability for income taxes.

The Company's unrecognized tax benefits for the years ended December 31 are as follows:

                                                                                            2014     2013      2012
                                                                                          -------- -------- ----------
                                                                                                 (in thousands)

Balance at January 1,                                                                     $      - $      - $      113
Increases in unrecognized tax benefits-prior years                                               -        -        464
(Decreases) in unrecognized tax benefits-prior years                                             -        -          -
Increases in unrecognized tax benefits-current year                                              -        -          -
(Decreases) in unrecognized tax benefits- current year                                           -        -          -
Settlements with taxing authorities                                                              -        -      (577)
                                                                                          ----------------------------
Balance at December 31,                                                                   $      - $      - $        -
                                                                                          ============================
Unrecognized tax benefits that, if recognized, would favorably impact the effective rate         -        -          -
                                                                                          ============================

The Company does not anticipate any significant changes within the next 12 months to its total unrecognized tax benefits related to tax years for which the statute of limitations has not expired.

The Company classifies all interest and penalties related to tax uncertainties as income tax expense (benefit). In December 31, 2014 and 2013, the Company recognized nothing in the statement of operations and recognized no liabilities in the statement of financial position for tax-related interest and penalties.

 Listed below are the tax years that remain subject to examination by major tax jurisdiction, at December 31, 2014:

                     Major Tax Jurisdiction   Open Tax Years
                    -----------------------  ---------------
                        United States          2007 - 2014

For tax years 2007 through 2015, the Company is participating in the IRS's Compliance Assurance Program ("CAP"). Under CAP, the IRS assigns an examination team to review completed transactions as they occur in order to reach agreement with the Company on how they should be reported in the relevant tax returns. If disagreements arise, accelerated resolutions programs are available to resolve the disagreements in a timely manner before the tax returns are filed.

9.  FAIR VALUE OF ASSETS AND LIABILITIES

Fair Value Measurement - Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. The Company's Level 1 assets and liabilities primarily include certain cash equivalents, short term investments and equity securities that trade on an active exchange market.

Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company's Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not actively trade and are priced based on a net asset value), certain short-term investments and certain cash equivalents, and certain over-the-counter derivatives.

Level 3 - Fair value is based on at least one or more significant unobservable inputs for the asset or liability. The assets and liabilities in this category may require significant judgment or estimation in determining the fair value. The Company's Level 3 assets and liabilities primarily include: certain private fixed maturities and equity securities, certain manually priced public equity securities and fixed maturities, certain highly structured over-the-counter derivative contracts, certain consolidated real estate funds for which the Company is the general partner, and embedded derivatives resulting from reinsurance or certain products with guaranteed benefits.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Assets and Liabilities by Hierarchy Level - The tables below present the balances of assets and liabilities reported at fair value on a recurring basis, as of the dates indicated.

                                                                         As of December 31, 2014
                                          --------------------------------------------------------------------------------------

                                              Level 1          Level 2          Level 3          Netting (1)         Total
                                          ---------------- --------------- ------------------ ----------------- ----------------

                                                                              (in thousands)
Fixed maturities, available for sale:
U.S. Treasury securities and
 obligations of U.S. government
 authorities and agencies                 $              - $        92,082 $                - $               - $         92,082
Obligations of U.S. states and their
 political subdivisions                                  -         325,654                  -                 -          325,654
Foreign government bonds                                 -          38,498                  -                 -           38,498
Corporate securities                                     -       4,612,357             84,801                 -        4,697,158
Asset-backed securities                                  -         302,034            100,217                 -          402,251
Commercial mortgage-backed securities                    -         498,879                  -                 -          498,879
Residential mortgage-backed securities                   -         140,042                  -                 -          140,042
                                          ---------------- --------------- ------------------ ----------------- ----------------
 Sub-total                                               -       6,009,546            185,018                 -        6,194,564
Trading account assets:
Corporate securities                                     -          42,131                  -                 -           42,131
Asset-backed securities                                  -           1,990                  -                 -            1,990
Equity securities                                        -               -              5,540                 -            5,540
                                          ---------------- --------------- ------------------ ----------------- ----------------
 Sub-total                                               -          44,121              5,540                 -           49,661

Equity securities, available for sale                  107          28,643                750                 -           29,500
Short-term investments                               6,997         114,275                  -                 -          121,272
Cash equivalents                                    41,584          26,259                  -                 -           67,843
Other long-term investments                              -         242,523              2,115         (215,066)           29,572
Reinsurance recoverables                                 -               -          4,897,545                 -        4,897,545
Receivables from parents and affiliates                  -         158,469             19,203                 -          177,672
                                          ---------------- --------------- ------------------ ----------------- ----------------
 Sub-total excluding separate account
   assets                                           48,688       6,623,836          5,110,171         (215,066)       11,567,629

Separate account assets (2)                              -     108,891,268            302,924                 -      109,194,192
                                          ---------------- --------------- ------------------ ----------------- ----------------
   Total assets                           $         48,688 $   115,515,104 $        5,413,095 $       (215,066) $    120,761,821
                                          ================ =============== ================== ================= ================
Future policy benefits (4)                $              - $             - $        4,993,611 $               - $      4,993,611
Payables to parent and affiliates                        -          58,687                  -          (58,687)                -
                                          ---------------- --------------- ------------------ ----------------- ----------------
   Total liabilities                      $              - $        58,687 $        4,993,611 $        (58,687) $      4,993,611
                                          ================ =============== ================== ================= ================

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


                                                                      As of December 31, 2013
                                          -------------------------------------------------------------------------------
                                             Level 1        Level 2        Level 3       Netting (1)         Total
                                          -------------- -------------- -------------- --------------- ------------------
                                                                          (in thousands)
Fixed maturities, available for sale:
U.S. Treasury securities and
 obligations of U.S. government
 authorities and agencies                 $            - $       93,525 $            - $             - $           93,525
Obligations of U.S. states and their
 political subdivisions                                -         78,951              -               -             78,951
Foreign government bonds                               -         23,997              -               -             23,997
Corporate securities                                   -      4,523,076         18,293               -          4,541,369
Asset-backed securities                                -        141,157         80,934               -            222,091
Commercial mortgage-backed securities                  -        522,008              -               -            522,008
Residential mortgage-backed securities                 -        169,460              -               -            169,460
                                          -------------- -------------- -------------- --------------- ------------------
 Sub-total                                             -      5,552,174         99,227               -          5,651,401
Trading account assets:
Corporate securities                                   -         14,183              -               -             14,183
Asset-backed securities                                -          1,978              -               -              1,978
Equity securities                                      -              -          2,731               -              2,731
                                          -------------- -------------- -------------- --------------- ------------------
 Sub-total                                             -         16,161          2,731               -             18,892

Equity securities, available for sale                112             90            569               -                771
Short-term investments                             9,216          6,768             18               -             16,002
Cash equivalents                                   5,962        199,825              -               -            205,787
Other long term investments                            -         73,647          1,168        (73,219)              1,596
Reinsurance recoverables                               -              -         11,400               -             11,400
Receivables from parents and affiliates                -        170,761          4,121               -            174,882
                                          -------------- -------------- -------------- --------------- ------------------
 Sub-total excluding separate account
   assets                                         15,290      6,019,426        119,234        (73,219)          6,080,731

Separate account assets (2)                      973,192     99,149,315        279,842               -        100,402,349
                                          -------------- -------------- -------------- --------------- ------------------
   Total assets                           $      988,482 $  105,168,741 $      399,076 $      (73,219) $      106,483,080
                                          ============== ============== ============== =============== ==================
Future policy benefits (4)                $            - $            - $    (348,399) $             - $        (348,399)
Payables to parents and affiliates                     -        218,467              -        (73,051)            145,416
Other liabilities (3)                                  -              -        388,268               -            388,268
                                          -------------- -------------- -------------- --------------- ------------------
   Total liabilities                      $            - $      218,467 $       39,869 $      (73,051) $          185,285
                                          ============== ============== ============== =============== ==================

(1) "Netting" amounts represent cash collateral of $156.4 million and $0.2 million as of December 31, 2014 and 2013, respectively, and the impact of offsetting asset and liability positions held with the same counterparty, subject to master netting arrangements.
(2) Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account assets classified as Level 3 consist primarily of real estate and real estate investment funds. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company's Consolidated Statements of Financial Position.
(3) Reinsurance of variable annuity living benefit features that were classified as "Other Liabilities" at December 31, 2013 were reclassified to "Reinsurance Recoverables" in 2014 as they were no longer in a net asset position.
(4) For the year ended December 31, 2014, the net embedded derivative liability position of $4,994 million includes $577 million of embedded derivatives in an asset position and $5,571 million of embedded derivatives in a liability position. For the year ended December 31, 2013, the net embedded derivative asset position of $348 million includes $1,228 million of embedded derivatives in an asset position and $880 million of embedded derivatives in a liability position.

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below.

Fixed Maturity Securities - The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience with various vendors. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. Typical inputs used by these pricing services include but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flow, prepayment speeds, and default rates. If the pricing information received from third party pricing services is deemed not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service or classify the securities as Level 3. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Internally-developed valuations or indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from independent pricing services is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may override the information with an internally-developed valuation. As of December 31, 2014 and 2013, overrides on a net basis were not material. Pricing service overrides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.

The Company conducts several specific price monitoring activities. Daily analyses identify price changes over pre-determined thresholds defined at the financial instrument level. Various pricing integrity reports are reviewed on a daily and monthly basis to determine if pricing is reflective of market activity or if it would warrant any adjustments. Other procedures performed include, but are not limited to, reviews of third-party pricing services methodologies, reviews of pricing trends, and back testing.

The fair value of private fixed maturities, which are comprised of investments in private placement securities, originated by internal private asset managers, are primarily determined using discounted cash flow models. These models primarily use observable inputs that include Treasury or similar base rates plus estimated credit spreads to value each security. The credit spreads are obtained through a survey of private market intermediaries who are active in both primary and secondary transactions, and consider, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Since most private placements are valued using standard market observable inputs and inputs derived from, or corroborated by, market observable data including observed prices and spreads for similar publicly traded or privately traded issues, they have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may incorporate significant unobservable inputs, which reflect the Company's own assumptions about the inputs that market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the price of a security, a Level 3 classification is made.

Trading Account Assets - Trading account assets consist primarily of corporate securities, asset-backed securities and perpetual preferred stock whose fair values are determined consistent with similar instruments described above under "Fixed Maturity Securities" and below under "Equity Securities."

Equity Securities - Equity securities consist principally of investments in common and preferred stock of publicly traded companies, perpetual preferred stock, privately traded securities, as well as mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using discounted cash flow, earnings multiple and other valuation models that require a substantial level of judgment around inputs and therefore are classified within Level 3. The fair values of mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy. The fair values of perpetual preferred stock are based on inputs obtained from independent pricing services that are primarily based on indicative broker quotes. As a result, the fair values of perpetual preferred stock are classified as Level 3.

Derivative Instruments - Derivatives are recorded at fair value either as assets, within "Other long-term investments," or as liabilities, within "Payables to parent and affiliates," except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, non-performance risk ("NPR"), liquidity and other factors. For derivative positions included within Level 3 of the fair value hierarchy, liquidity valuation adjustments are made to reflect the cost of exiting significant risk positions, and consider the bid-ask spread, maturity, complexity, and other specific attributes of the underlying derivative position.

The majority of the Company's derivative positions are traded in the OTC derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models that utilize actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The Company's policy is to use mid-market pricing in determining its best estimate of fair value. The fair values of most OTC derivatives, including interest rate, cross currency swaps, currency forward contracts and single name credit default swaps are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black Scholes option pricing models. These models' key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, NPR, volatility and other factors.

The Company's cleared interest rate swaps and credit derivatives linked to an index are valued using models that utilize actively quoted or observable market inputs, including Overnight Indexed Swap discount rates, obtained from external market data providers, third-party pricing vendors and/or recent trading activity. These derivatives are classified as Level 2 in the fair value hierarchy.

To reflect the market's perception of its own and the counterparty's NPR, the Company incorporates additional spreads over LIBOR into the discount rate used in determining the fair value of OTC derivative assets and liabilities that are not otherwise collateralized.

Derivatives classified as Level 3 include structured products. These derivatives are valued based upon models such as Monte Carlo simulation models and other techniques that utilize significant unobservable inputs. Level 3 methodologies are validated through periodic comparison of the Company's fair values to external broker-dealer values. As of December 31, 2014 and 2013 there were no internally valued derivatives with the fair value classified within Level 3, and all other derivatives were classified within Level 2. See Note 10 for more details on the fair value of derivative instruments by primary underlying.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Cash Equivalents and Short-Term Investments - Cash equivalents and short-term investments include money market instruments, and other highly liquid debt instruments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in this category are generally fair valued based on market observable inputs and, these investments have primarily been classified within Level 2.

Separate Account Assets - Separate account assets include fixed maturity securities, treasuries, equity securities, mutual funds, and real estate investments for which values are determined consistent with similar instruments described above under "Fixed Maturity Securities," "Equity Securities" and "Other Long-Term Investments."

Receivables from Parent and Affiliates - Receivables from parent and affiliates carried at fair value include affiliated bonds within the Company's legal entity whose fair value are determined consistent with similar securities described above under "Fixed Maturity Securities" managed by affiliated asset managers.

Reinsurance Recoverables - Reinsurance recoverables carried at fair value include the reinsurance of the Company's living benefit guarantees on certain variable annuity contracts. These guarantees are accounted for as embedded derivatives and are recorded in "Reinsurance Recoverables" or "Other Liabilities" when fair value is in an asset or liability position, respectively. The methods and assumption used to estimate the fair value are consistent with those described below in "Future Policy Benefits." The reinsurance agreements covering these guarantees are derivatives with fair value determined in the same manner as the living benefit guarantee.

The Company also has an agreement with UPARC, an affiliated captive reinsurance company, to reinsure risks associated with the no-lapse guarantee provision available on a portion of certain universal life products (See Note 12). Under this agreement, the Company pays a premium to UPARC to reinsure the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision. Reinsurance of this risk is accounted for as an embedded derivative which is included in "Reinsurance recoverables". The fair value of this embedded derivative is the present value of expected reimbursement from UPARC for cost of insurance charges the Company is unable to collect from policyholders, less the present value of reinsurance premiums that is attributable to the embedded derivative feature. This methodology could result in either an asset or liability, given changes in capital market conditions and various policyholder behavior assumptions. Significant inputs to the valuation model for this embedded derivative include capital market assumptions, such as interest rates, estimated NPR of the counterparty, and various assumptions that are actuarially determined, including lapse rates, premium payment patterns, and mortality rates.

Future Policy Benefits - The liability for future policy benefits is related to guarantees primarily associated with the optional living benefit features of certain variable annuity contracts, including GMAB, GMWB and GMIWB, accounted for as embedded derivatives. The fair values of the GMAB, GMWB, and GMIWB liabilities are calculated as the present value of future expected benefit payments to contractholders less the present value of assessed rider fees attributable to the optional living benefit feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various actuarial assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management judgment.

The significant inputs to the valuation models for these embedded derivatives include capital market assumptions, such as interest rate levels and volatility assumptions, the Company's market-perceived NPR, as well as actuarially determined assumptions, including contractholder behavior, such as lapse rates, benefit utilization rates, withdrawal rates, and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.

Capital market inputs and actual policyholders' account values are updated each quarter based on capital market conditions as of the end of the quarter, including interest rates, equity markets, and volatility. In the risk neutral valuation, the initial swap curve drives the total return used to grow the policyholders' account values. The Company's discount rate assumption is based on the LIBOR swap curve adjusted for an additional spread relative to LIBOR to reflect NPR.

Actuarial assumptions, including contractholder behavior and mortality, are reviewed at least annually, and updated based upon emerging experience, future expectations and other data, including any observable market data. These assumptions are generally updated annually unless a material change that the Company feels is indicative of a long term trend is observed in an interim period.

Transfers between Levels 1 and 2 - Overall, transfers between levels are made to reflect changes in observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the quarter in which the transfers occur. Periodically there are transfers between Level 1 and Level 2 for assets held in the Company's Separate Account. During the year ended December 31, 2014, $884.0 million was transferred from Level 1 to Level
2. During the year ended December 31, 2013, $463 million was transferred from Level 2 to Level 1.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Level 3 Assets and Liabilities by Price Source - The tables below present the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources.

                                                              As of December 31, 2014
                                               -----------------------------------------------------
                                                 Internal (1)        External (2)         Total
                                               ----------------    --------------   ----------------
                                                                   (in thousands)
Corporate securities                           $         23,712    $       61,089   $         84,801
Asset-backed securities                                     264            99,953            100,217
Equity securities                                           750             5,540              6,290
Other long-term investments                                 565             1,550              2,115
Reinsurance recoverables                              4,897,545                 -          4,897,545
Receivables from parents and affiliates                       -            19,203             19,203
                                               ----------------    --------------   ----------------
  Subtotal excluding separate account assets          4,922,836           187,335          5,110,171

Separate account assets                                  84,111           218,813            302,924
                                               ----------------    --------------   ----------------
  Total assets                                 $      5,006,947    $      406,148   $      5,413,095
                                               ================    ==============   ================
Future policy benefits                         $      4,993,611    $            -   $      4,993,611
                                               ----------------    --------------   ----------------
  Total liabilities                            $      4,993,611    $            -   $      4,993,611
                                               ================    ==============   ================

                                                              As of December 31, 2013
                                               -----------------------------------------------------
                                                 Internal (1)       External (2)          Total
                                               ----------------    --------------   ----------------
                                                                   (in thousands)
Corporate securities                           $         15,100    $        3,193   $         18,293
Asset-backed securities                                     355            80,579             80,934
Short-term investments                                       18                 -                 18
Equity securities                                           569             2,731              3,300
Other long-term investments                                   -             1,168              1,168
Reinsurance recoverables                                 11,400                 -             11,400
Receivables from parents and affiliates                       -             4,121              4,121
                                               ----------------    --------------   ----------------
  Subtotal excluding separate account assets             27,442            91,792            119,234

Separate account assets                                  81,795           198,047            279,842
                                               ----------------    --------------   ----------------
  Total assets                                 $        109,237    $      289,839   $        399,076
                                               ================    ==============   ================
Future policy benefits                         $       (348,399)   $            -   $       (348,399)
Other liabilities                                       388,268                 -            388,268
                                               ----------------    --------------   ----------------
  Total liabilities                            $         39,869    $            -   $         39,869
                                               ================    ==============   ================

(1) Represents valuations which could incorporate internally-derived and market inputs. See below for additional information related to internally developed valuation for significant items in the above table.
(2) Represents unadjusted prices from independent pricing services and independent indicative broker quotes where pricing inputs are not readily available.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities - The tables below present quantitative information on significant internally-priced Level 3 assets and liabilities (see narrative below for quantitative information for separate account assets).

                                                                          As of December 31, 2014
                            ---------------------------------------------------------------------------------------------------

                                                                                                                     Weighted
                              Fair Value     Valuation Techniques        Unobservable Inputs       Minimum  Maximum  Average
                            -------------- ----------------------  ------------------------------  -------  -------  --------
                            (in thousands)
Assets:

Corporate securities        $       23,712 Discounted cash flow       Discount rate                10.00%   11.75%   10.52%
                                           Market Comparables         EBITDA Multiples (2)           6.1X     6.1X     6.1X
-------------------------------------------------------------------------------------------------------------------------------
Reinsurance recoverables
 - Living Benefits          $    4,521,928 Fair values are determined in the same manner as future policy benefits.
------------------------------------------------------------------------------------------------------------------------------

Reinsurance recoverables
 -No Lapse Guarantee        $      375,617 Discounted cash flow       Lapse rate (3)                   0%      15%

                                                                      NPR spread (4)                   0%    1.30%
                                                                      Mortality rate (5)               0%      11%
                                                                      Premium Payment (6)              1X    3.75X
-------------------------------------------------------------------------------------------------------------------------------
Liabilities:

Future policy benefits (7)  $    4,993,611 Discounted cash flow       Lapse rate (8)                   0%      14%

                                                                      NPR spread (4)                   0%    1.30%
                                                                      Utilization rate (9)            63%      96%
                                                                      Withdrawal rate (10)            74%     100%
                                                                      Mortality rate (11)              0%      14%
                                                                      Equity Volatility curve         17%      28%
-------------------------------------------------------------------------------------------------------------------------------

                            ------------------------
                              Impact of Increase in
                             Input on Fair Value
                                     (1)
                            -----------------------

Assets:

Corporate securities               Decrease
                                   Increase
----------------------------------------------------
Reinsurance recoverables
 - Living Benefits
-----------------------------------------------------

Reinsurance recoverables
 -No Lapse Guarantee               Decrease

                                   Decrease
                                   Decrease
                                   Decrease
----------------------------------------------------
Liabilities:

Future policy benefits (7)         Decrease

                                   Decrease
                                   Increase
                                   Increase
                                   Decrease
                                   Increase
----------------------------------------------------


                            ---------------


                              Fair Value
                            --------------
                            (in thousands)
Assets:

Corporate securities         $     15,100


-------------------------------------------
Reinsurance recoverables
 - No Lapse Guarantee        $     11,400
-------------------------------------------
Liabilities:

Future policy benefits (7)   $  (348,399)






-------------------------------------------
Other Liabilities
                             $    388,268
-------------------------------------------

                            -----------------------------------------------------------------------------------------------------


                                                                    Valuation Techniques
                            ----------------------------------------------------------------------------------------------------

Assets:

Corporate securities        Discounted cash flow
                            Market Comparable
                            Liquidation
---------------------------------------------------------------------------------------------------------------------------------
Reinsurance recoverables
 - No Lapse Guarantee
---------------------------------------------------------------------------------------------------------------------------------
Liabilities:

Future policy benefits (7)  Discounted cash flow






---------------------------------------------------------------------------------------------------------------------------------
Other Liabilities           Represents reinsurance of variable annuity living benefits in a liability position. Fair values are determined in the same manner as future policy benefits.
---------------------------------------------------------------------------------------------------------------------------------

                                   As of December 31, 2013
                            ------------------------------------------------------------------------------------
                                                                                          Impact of Increase in
                                                                              Weighted   Input on Fair Value
                                  Unobservable Inputs       Minimum  Maximum  Average            (1)
                            ------------------------------  -------  -------  --------  -----------------------

Assets:

Corporate securities           Discount rate                 8.28%   15.00%   10.61%           Decrease
                               EBITDA Multiples (2)           5.0X     7.0X    5.91X           Increase
                               Liquidation value            11.61%   38.49%   31.83%           Increase
----------------------------------------------------------------------------------------------------------------
Reinsurance recoverables
 - No Lapse Guarantee
----------------------------------------------------------------------------------------------------------------
Liabilities:

Future policy benefits (7)     Lapse rate (8)                   0%      11%                    Decrease

                               NPR spread (4)                0.08%    1.09%                    Decrease
                               Utilization rate (9)            70%      94%                    Increase
                               Withdrawal rate (10)            86%     100%                    Increase
                               Mortality rate (11)              0%      13%                    Decrease
                               Equity Volatility curve         15%      28%                    Increase
----------------------------------------------------------------------------------------------------------------
Other Liabilities

----------------------------------------------------------------------------------------------------------------

(1)Conversely, the impact of a decrease in input would have the opposite impact for the fair value as that presented in the table.
(2)EBITDA multiples represent multiples of earnings before interest, taxes, depreciation and amortization, and are amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
(3)For universal life, lapse rates vary based on funding level and other factors. Rates are set to zero when the no lapse guarantee is fully funded and the cash value is zero.
(4)To reflect NPR, the Company incorporates an additional spread over LIBOR into the discount rate used in the valuation of contracts in a liability position and generally not to those in a contra-liability position. The NPR spread reflects the financial strength ratings of the Company and its affiliates, as these are insurance liabilities and senior to debt. The additional spread over LIBOR is determined by utilizing the credit spreads associated with issuing funding agreements, adjusted for any illiquidity risk premium.
(5)Universal life mortality rates are adjusted based on underwriting information. A mortality improvement assumption is also incorporated into the projection.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------

(6)For universal life, premium payment assumptions vary by funding level. Some policies are assumed to pay the minimum premium required to maintain the no lapse guarantee. Other policies are assumed to pay a multiple of commissionable target premium levels (shown above and indicated as "X"). Policyholders are assumed to stop premium payments once the no lapse guarantee is fully funded.
(7)Future policy benefits primarily represent general account liabilities for the optional living benefit features of the Company's variable annuity contracts which are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.
(8)Lapse rates are adjusted at the contract level based on the in-the-moneyness of the living benefit and reflect other factors, such as the applicability of any surrender charges. Lapse rates are reduced when contracts more in-the-money. Lapse rates are also generally assumed to be lower for the period where surrender charges apply.
(9)The utilization rate assumption estimates the percentage of contracts that will utilize the benefit during the contract duration, and begin lifetime withdrawals at various time intervals from contract inception. The remaining contractholders are assumed to either begin lifetime withdrawals immediately or never utilize the benefit. Utilization assumptions may vary by product type, tax status, and age. The impact of changes in these assumptions is highly dependent on the product type, the age of the contractholder at the time of the sale, and the timing of the first lifetime income withdrawal.
(10)The withdrawal rate assumption estimates the magnitude of annual contractholder withdrawals relative to the maximum allowable amount under the contract. These assumptions may vary based on the product type, contractholder age, tax status, and withdrawal timing. The fair value of the liability will generally increase the closer the withdrawal rate is to 100%.
(11)Range reflects the mortality rate for the vast majority of business with living benefits, with policyholders ranging from 35 to 90 years old. While the majority of living benefits have a minimum age requirement, certain benefits do not have an age restriction. This results in contractholders for certain benefits with mortality rates approaching 0%. Based on historical experience, the Company applies a set of age and duration specific mortality rate adjustments compared to standard industry tables. A mortality improvement assumption is also incorporated into the overall mortality table.

Interrelationships Between Unobservable Inputs - In addition to the sensitivities of fair value measurements to changes in each unobservable input in isolation, as reflected in the table above, interrelationships between these inputs may also exist, such that a change in one unobservable input may give rise to a change in another, or multiple, inputs. Examples of such interrelationships for significant internally-priced Level 3 assets and liabilities are as follows:

Corporate Securities - The rate used to discount future cash flows reflects current risk free rates plus credit and liquidity spread requirements that market participants would use to value an asset. The discount rate may be influenced by many factors, including market cycles, expectations of default, collateral, term, and asset complexity. Each of these factors can influence discount rates, either in isolation, or in response to other factors.

Future Policy Benefits - The Company expects efficient benefit utilization and withdrawal rates to generally be correlated with lapse rates. However, behavior is generally highly dependent on the facts and circumstances surrounding the individual contractholder, such as their liquidity needs or tax situation, which could drive lapse behavior independent of other contractholder behavior assumptions. To the extent more efficient contractholder behavior results in greater in-the-moneyness at the contract level, lapse rates may decline for those contracts. Similarly, to the extent that increases in equity volatility are correlated with overall declines in the capital markets, lapse rates may decline as contracts become more in-the-money.

Separate Account Assets - In addition to the significant internally-priced Level 3 assets and liabilities presented and described above, the Company also has internally-priced separate account assets reported within Level 3. Changes in the fair value of separate account assets are borne by customers and thus are offset by changes in separate account liabilities on the Company's Consolidated Statement of Financial Position. As a result, changes in value associated with these investments do not impact the Company's Consolidated Statement of Operations. In addition, fees earned by the Company related to the management of most separate account assets classified as Level 3 do not change due to changes in the fair value of these investments. Quantitative information about significant internally-priced Level 3 separate account assets is as follows:

Real Estate and Other Invested Assets - Separate account assets include $84.1 million and $81.8 million of investments in real estate as of December 31, 2014 and December 31, 2013, respectively, that are classified as Level 3 and reported at fair value which is determined by the Company's equity in net assets of the entities. In general, these fair value estimates of real estate are based on property appraisal reports prepared by independent real estate appraisers. Key inputs and assumptions to the appraisal process include rental income and expense amounts, related growth rates, discount rates and capitalization rates. Because of the subjective nature of inputs and the judgment involved in the appraisal process, real estate investments are typically included in the Level 3 Classification. Key unobservable inputs to real estate valuation include capitalization rates, which ranged from 5.00% to 10.00% (6.68% weighted average) as of December 31, 2014 and 5.00% to 10.00% (6.82% weighted average) as of December 31, 2013 and discount rates which ranged from 6.75% to 11.00% (7.66% weighted average) as of December 31, 2014 and 6.75% to 11.00% (7.90% weighted average) as of December 31, 2013.

Valuation Process for Fair Value Measurements Categorized within Level 3 - The Company has established an internal control infrastructure over the valuation of financial instruments that requires ongoing oversight by its various Business Groups. These management control functions are segregated from the trading and investing functions. For invested assets, the Company has established oversight teams, often in the form of Pricing Committees within each asset management group. The teams, which typically include representation from investment, accounting, operations, legal and other disciplines are responsible for overseeing and monitoring the pricing of the Company's investments and performing periodic due diligence reviews of independent pricing services. An actuarial valuation team oversees the valuation of optional living benefit features of the Company's variable annuity contracts.

The Company has also established policies and guidelines that require the establishment of valuation methodologies and consistent application of such methodologies. These policies and guidelines govern the use of inputs and price source hierarchies and provide controls around the valuation processes. These controls include appropriate review and analysis of investment prices against market activity or indicators of reasonableness,

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------

analysis of portfolio returns to corresponding benchmark returns, back-testing, review of bid/ask spreads to assess activity, approval of price source changes, price overrides, methodology changes and classification of fair value hierarchy levels. For optional living benefit features of the Company's variable annuity products, the actuarial valuation unit periodically performs baseline testing of contract input data and actuarial assumptions are reviewed at least annually, and updated based upon emerging experience, future expectations and other data, including any observable market data. The valuation policies and guidelines are reviewed and updated as appropriate.

Within the trading and investing functions, the Company has established policies and procedures that relate to the approval of all new transaction types, transaction pricing sources and fair value hierarchy coding within the financial reporting system. For variable annuity product changes or new launches of optional living benefit features, the actuarial valuation unit validates input logic and new product features and agrees new input data directly to source documents.

Changes in Level 3 assets and liabilities - The following tables provide summaries of the changes in fair values of Level 3 assets and liabilities as of the dates indicated, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held at the end of their respective periods.

                                                              Year Ended December 31, 2014
                                 ---------------------------------------------------------------------------------------
                                      Fixed Maturities Available For Sale
                                 ---------------------------------------------

                                                                                       Trading
                                                                      Commercial       Account         Equity
                                                       Asset-         Mortgage-         Assets       Securities,
                                  Corporate            Backed           Backed         - Equity       Available    Short Term
                                  Securities         Securities       Securities      Securities      for Sale     Investments
                                 -----------------------------------------------------------------------------------------------
                                                                     (in thousands)
Fair Value, beginning of
 period assets/(liabilities)     $      18,293     $       80,934     $       -      $       2,731   $       569    $      18
 Total gains (losses)
   (realized/unrealized):
   Included in earnings:
    Realized investment gains
     (losses), net                       1,392                142             -                  -             -            -
    Asset management fees and
     other income                            -                  -             -              1,424             -            -
   Included in other
    comprehensive income
    (loss)                               (145)              (348)           (2)                  -           246            -
 Net investment income                      72                 80             -                  -             -            -
 Purchases                              90,071             89,866        28,077              2,760             -            -
 Sales                                (13,837)                  -             -                  -          (65)            -
 Issuances                                   -                  -             -                  -             -            -
 Settlements                           (9,156)           (48,836)             -            (1,375)             -         (18)
 Transfers into Level 3 (2)              2,769             32,813             -                  -             -            -
 Transfers out of Level 3 (2)          (4,658)           (54,434)      (28,075)                  -             -            -
                                 -------------     --------------     ---------      -------------   -----------    ---------
Fair Value, end of period
 assets/(liabilities)            $      84,801     $      100,217     $       -      $       5,540   $       750    $       -
                                 =============     ==============     =========      =============   ===========    =========
Unrealized gains (losses) for
 the period relating to those
 Level 3 assets that were
   still held at the end of
   the period (3):
   Included in earnings:
    Realized investment gains
     (losses), net               $       (101)     $            -     $       -      $           -   $         -    $       -
    Asset management fees and
     other income                $           -     $            -     $       -      $       1,426   $         -    $       -

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


                                                                Year Ended December 31, 2014
                                 ------------------------------------------------------------------------------------------

                                 Other Long-      Reinsurance        Receivables         Separate
                                    term          Recoverables     from Parents and   Account Assets     Future Policy
                                 Investments          (4)             Affiliates           (1)             Benefits
                                 ------------   ----------------   ----------------   --------------   ------------------
                                                                       (in thousands)
Fair Value, beginning of
 period assets/(liabilities)     $      1,168   $      (376,868)    $       4,121     $      279,842   $          348,399
 Total gains (losses)
   (realized/unrealized):
   Included in earnings:
    Realized investment gains
     (losses), net                        168          4,683,691                -              6,445          (4,690,021)
    Asset management fees and
     other income                        (34)                  -                -                  -                    -
    Interest credited to
     policyholders' account
     balances                               -                  -                -              4,331                    -
   Included in other
    comprehensive income
    (loss)                                  -                  -            (121)                  -                    -
 Net investment income                      -                  -                -                  -                    -
 Purchases                                398            590,722           18,648            114,615                    -
 Sales                                      -                  -                -          (102,309)                    -
 Issuances                                  -                  -                -                  -            (651,989)
 Settlements                             (12)                  -                -                  -                    -
 Transfers into Level 3 (2)               427                  -            1,985                  -                    -
 Transfers out of Level 3 (2)               -                  -          (5,430)                  -                    -
                                 ------------   ----------------    -------------     --------------   ------------------
Fair Value, end of period
 assets/(liabilities)            $      2,115   $      4,897,545    $      19,203     $      302,924   $      (4,993,611)
                                 ============   ================    =============     ==============   ==================
Unrealized gains (losses) for
 the period relating to those
 Level 3 assets that were still held at
   the end of the period (3):
   Included in earnings:
    Realized investment gains
     (losses), net               $        168   $      4,672,815    $           -     $            -   $      (4,679,851)
    Asset management fees and
     other income                $       (34)   $              -    $           -     $            -   $                -
    Interest credited to
     policyholders' account
     balances                    $          -   $              -    $           -     $        4,331   $                -

                                                               Year Ended December 31, 2013
                                 ----------------------------------------------------------------------------------------
                                      Fixed Maturities, Available for Sale
                                 ----------------------------------------------

                                                                                 Trading
                                                                  Commercial     Account         Equity
                                                    Asset-        Mortgage-       Assets       Securities,
                                  Corporate         Backed          Backed       - Equity     Available for   Short Term
                                  Securities      Securities      Securities    Securities        Sale        Investments
                                 ------------------------------------------------------------------------------------------
                                                                      (in thousands)
Fair Value, beginning of
 period assets/(liabilities)     $      36,981   $     108,727   $          -   $     3,277    $     1,489    $        -
 Total gains (losses)
   (realized/unrealized):
   Included in earnings:
    Realized investment gains
     (losses), net                     (1,177)               -              -             -            427             -
    Asset management fees and
     other income                            -               -              -           953              -             -
   Included in other
    comprehensive income
    (loss)                             (1,641)           (294)            (3)             -             71             -
 Net investment income                      90             257              -             -              -             -
 Purchases                              14,996          33,078         12,524           380             65             -
 Sales                                 (2,329)             (1)              -       (1,499)        (1,483)             -
 Issuances                                   -               -              -             -              -             -
 Settlements                          (22,446)        (23,098)        (3,434)         (380)              -             -
 Transfers into Level 3 (2)                112               -              -             -              -            18
 Transfers out of Level 3 (2)          (6,293)        (35,239)        (9,087)             -              -             -
 Other (4)                                   -         (2,496)              -             -              -             -
                                 -------------   -------------   ------------   -----------    -----------    ----------
Fair Value, end of period
 assets/(liabilities)            $      18,293   $      80,934   $          -   $     2,731    $       569    $       18
                                 =============   =============   ============   ===========    ===========    ==========
Unrealized gains (losses) for
 the period relating to those
 Level 3 assets that were
   still held at the end of
   the period (3):
   Included in earnings:
    Realized investment gains
     (losses), net               $     (1,648)   $           -   $          -   $         -    $         -    $        -
    Asset management fees and
     other income                $           -   $           -   $          -   $       869    $         -    $        -

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


                                                              Year Ended December 31, 2013
                          ---------------------------------------------------------------------------------------------------

                           Other Long-     Receivables        Separate
                              term         from Parents    Account Assets   Reinsurance     Future Policy
                           Investments    and Affiliates        (1)         Recoverables      Benefits       Other Liabilities
                          -------------   --------------   --------------   ------------   ---------------   -----------------
                                                                     (in thousands)
Fair Value, beginning
 of period
 assets/(liabilities)     $         988   $       1,995    $     248,255    $          -   $   (1,417,891)     $   1,287,157
 Total gains (losses)
   (realized/unrealized):
   Included in
    earnings:
    Realized
     investment gains
     (losses), net                (232)               -            1,966          11,400         2,342,621       (2,210,096)
    Asset management
     fees and other
     income                         144               -                -               -                 -                 -
    Interest credited
     to
     policyholders'
     account balances                 -               -           18,978               -                 -                 -
   Included in other
    comprehensive
    income (loss)                     -            (25)                -               -                 -                 -
 Net investment income                -               -                -               -                 -                 -
 Purchases                          268           5,147           80,302               -                 -           534,671
 Sales                                -         (3,495)         (69,659)               -                 -                 -
 Issuances                            -               -                -               -         (576,331)                 -
 Settlements                          -               -                -               -                 -                 -
 Transfers into Level
   3 (2)                              -               -                -               -                 -                 -
 Transfers out of
   Level 3 (2)                        -         (1,997)                -               -                 -                 -
 Other (4)                            -           2,496                -               -
                          -------------   --------------   --------------   ------------   ---------------   -----------------
Fair Value, end of
 period
 assets/(liabilities)     $       1,168   $       4,121    $     279,842    $     11,400   $       348,399     $    (388,268)
                          =============   ==============   ==============   ============   ===============   =================
Unrealized gains
 (losses) for the
 period relating to
 those
 Level 3 assets that
   were still held at
   the end of the
   period (3):
   Included in
    earnings:
    Realized
     investment gains
     (losses), net        $           -               -    $           -    $     11,400   $     2,318,266     $ (2,188,291)
    Asset management
     fees and other
     income               $         122               -    $           -    $          -   $             -     $           -
    Interest credited
     to
     policyholders'
     account balances     $           -               -    $      18,978    $          -   $             -     $           -

                                                                            Year Ended December 31, 2012
                                                     ---------------------------------------------------------------------------
                                                           Fixed Maturities, Available for Sale
                                                     -------------------------------------------------

                                                                                                          Other
                                                                                                         Trading
                                                                                            Commercial   Account      Equity
                                                                                  Asset-    Mortgage-    Assets-    Securities,
                                                     U.S. Treasury Corporate      Backed      Backed      Equity     Available
                                                      Securities   Securities   Securities  Securities  Securities   for Sale
                                                     ------------- ----------- ------------ ---------- ------------ ------------
                                                                                   (in thousands)
Fair Value, beginning of period
 assets/(liabilities)                                $      4,696  $    23,720 $     62,429 $        - $      3,362 $      2,652
 Total gains (losses) (realized/unrealized):
   Included in earnings:
    Realized investment gains (losses), net                     -      (3,454)          687          -            -      (1,423)
    Asset management fees and other income                      -            -            -          -         (35)            -
   Included in other comprehensive income (loss)                4        4,070        2,840       (65)            -          264
 Net investment income                                          -          101          364          3            -            -
 Purchases                                                      -        8,714       62,524          -            -            -
 Sales                                                          -         (89)            -          -            -            -
 Issuances                                                      -            -            -          -            -            -
 Settlements                                                    -      (8,656)     (14,566)    (2,496)         (50)            -
 Transfers into Level 3 (2)                                     -       23,995        5,702      5,246            -            -
 Transfers out of Level 3 (2)                                   -     (16,120)     (11,253)    (2,688)            -          (4)
 Other (4)                                                (4,700)        4,700            -          -            -            -
                                                     ------------  ----------- ------------ ---------- ------------ ------------
Fair Value, end of period assets/(liabilities)       $          -  $    36,981 $    108,727 $        - $      3,277 $      1,489
                                                     ============  =========== ============ ========== ============ ============
Unrealized gains (losses) for the period relating
 to those
 Level 3 assets that were still held at the end
   of the period (3):
   Included in earnings:
    Realized investment gains (losses), net          $          -  $         - $          - $        - $          - $          -
    Asset management fees and other income           $          -  $         - $          - $        - $       (35) $          -

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


                                                                                 Year Ended December 31, 2012
                                                               ----------------------------------------------------------------

                                                               Other Long-               Receivables    Separate
                                                                  term     Reinsurance   from Parents   Account   Future Policy
                                                               investments Recoverables and Affiliates Assets (1)   Benefits
-                                                              ----------- ------------ -------------- ---------- -------------
                                                                                        (in thousands)
Fair Value, beginning of period assets/(liabilities)              $    686   $  868,824         $    -  $ 222,323  $  (912,986)
 Total gains (losses) (realized/unrealized):
   Included in earnings:
    Realized investment gains (losses), net                        (4,659)        2,937              -    (1,476)      (61,390)
    Asset management fees and other income                             (7)            -              -          -             -
    Interest credited to policyholders' account balances                 -            -              -     12,377             -
   Included in other comprehensive income (loss)                         -            -            (5)          -             -
 Net investment income                                                   -            -              -          -             -
 Purchases                                                           4,966      415,396          2,000     94,515             -
 Sales                                                                   -            -              -   (79,484)             -
 Issuances                                                               -            -              -          -     (443,515)
 Settlements                                                             2            -              -          -             -
 Transfers into Level 3 (2)                                              -            -              -          -             -
 Transfers out of Level 3 (2)                                            -            -              -          -             -
                                                               ----------- ------------ -------------- ---------- -------------
Fair Value, end of period assets/(liabilities)                    $    988   $1,287,157         $1,995  $ 248,255  $(1,417,891)
                                                               =========== ============ ============== ========== =============
Unrealized gains (losses) for the period relating to those
 Level 3 assets that were still held at the end of the
   period (3):
   Included in earnings:
    Realized investment gains (losses), net                       $(4,549)   $   17,516         $    -  $       -  $   (76,581)
    Asset management fees and other income                        $    (7)   $        -         $    -  $       -  $          -
    Interest credited to policyholders' account balances          $      -   $        -         $    -  $  12,377  $          -

(1)Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company's Consolidated Statement of Financial Position.
(2)Transfers into or out of Level 3 are reported as the value as of the beginning of the quarter in which the transfer occurs.
(3)Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.
(4)Reinsurance of variable annuity living benefit features that were classified as "Other Liabilities" at 2013 and were reclassified to "Reinsurance Recoverables" at 2014 as they were in a net asset position.

Transfers - Transfers into Level 3 are generally the result of unobservable inputs utilized within valuation methodologies and the use of indicative broker quotes for assets that were previously valued using observable inputs. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the availability of pricing service information for certain assets that the Company is able to validate.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Fair Value of Financial Instruments

The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. The financial instruments presented below are reported at carrying value on the Company's Consolidated Statements of Financial Position; however, in some cases, as described below, the carrying amount equals or approximates fair value.

                                                                            December 31, 2014
                                                           ---------------------------------------------------

                                                                                                     Carrying
                                                                          Fair Value                Amount (1)
-                                                          ---------------------------------------- ----------

                                                           Level 1  Level 2    Level 3     Total      Total
                                                           ------- ---------- ---------- ---------- ----------
                                                                             (in thousands)
Assets:
  Commercial mortgage and other loans                      $     - $    8,486 $1,775,949 $1,784,435 $1,681,553
  Policy loans                                                   -          -  1,123,912  1,123,912  1,123,912
  Other long term investments                                    -          -     11,085     11,085     10,168
  Cash and cash equivalents                                 53,476     93,633          -    147,109    147,109
  Accrued investment income                                      -     90,506          -     90,506     90,506
  Receivables from parents and affiliates                        -     70,668          -     70,668     70,689
  Other assets                                                   -     24,126          -     24,126     24,126
                                                           ------- ---------- ---------- ---------- ----------
   Total assets                                            $53,476 $  287,419 $2,910,946 $3,251,841 $3,148,063
                                                           ======= ========== ========== ========== ==========
Liabilities:
  Policyholders' account balances - investment contracts   $     - $  929,694 $   40,063 $  969,757 $  976,190
  Cash collateral for loaned securities                          -     65,418          -     65,418     65,418
  Securities sold under agreement to repurchase                  -          -          -          -          -
  Short-term debt                                                -    429,903          -    429,903    423,000
  Long-term debt                                                 -  1,321,501          -  1,321,501  1,288,000
  Payables to parent and affiliates                              -     53,027          -     53,027     53,027
  Other liabilities                                              -    315,736          -    315,736    315,736
                                                           ------- ---------- ---------- ---------- ----------
   Total liabilities                                       $     - $3,115,279 $   40,063 $3,155,342 $3,121,371
                                                           ======= ========== ========== ========== ==========

                                                                            December 31, 2013
                                                           ---------------------------------------------------

                                                                                                     Carrying
                                                                          Fair Value                Amount (1)
-                                                          ---------------------------------------- ----------

                                                           Level 1  Level 2    Level 3     Total      Total
                                                           ------- ---------- ---------- ---------- ----------
                                                                             (in thousands)
Assets:
  Commercial mortgage and other loans                      $     - $    7,827 $1,604,247 $1,612,074 $1,532,165
  Policy loans                                                   -          -  1,086,772  1,086,772  1,086,772
  Other long term investments                                    -          -      4,751      4,751      4,268
  Cash and cash equivalents                                 45,317     56,139          -    101,456    101,456
  Accrued investment income                                      -     89,465          -     89,465     89,465
  Receivables from parents and affiliates                        -     87,849          -     87,849     87,481
  Other assets                                                   -     34,060          -     34,060     34,060
                                                           ------- ---------- ---------- ---------- ----------
   Total assets                                            $45,317 $  275,340 $2,695,770 $3,016,427 $2,935,667
                                                           ======= ========== ========== ========== ==========
Liabilities:
  Policyholders' account balances - investment contracts   $     - $  851,607 $   40,451 $  892,058 $  901,860
  Cash collateral for loaned securities                          -     84,867          -     84,867     84,867
  Short-term debt                                                -    275,268          -    275,268    274,900
  Long-term debt                                                 -  1,644,827          -  1,644,827  1,592,000
  Payables to parent and affiliates                              -     45,649          -     45,649     45,649
  Other liabilities                                              -    270,339          -    270,339    270,339
                                                           ------- ---------- ---------- ---------- ----------
   Total liabilities                                       $     - $3,172,557 $   40,451 $3,213,008 $3,169,615
                                                           ======= ========== ========== ========== ==========

(1)Carrying values presented herein differ from those in the Company's Consolidated Statement of Financial Position because certain items within the respective financial statement captions are not considered financial instruments or out of scope under authoritative guidance relating to disclosures of the fair value of financial instruments. Financial statement captions excluded from the above table are not considered financial instruments.

The fair values presented above have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Commercial Mortgage and Other Loans

The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate plus an appropriate credit spread for similar quality loans. The quality ratings for these loans, a primary determinant of the credit spreads and a significant component of the pricing process, are based on an internally-developed methodology.

Policy Loans

During the fourth quarter of 2013, the Company changed the valuation technique used to fair value policy loans. For the periods ended December 31, 2014 and 2013, the fair value of policy loans was determined by discounting expected cash flows at the current loan coupon rate. As a result the carrying value of the policy loans approximates the fair value for both the years ended
December 31, 2014 and 2013. Prior to this change, the fair value of U.S. insurance policy loans was calculated by discounting expected cash flows based upon current U.S. Treasury rates and historical loan repayment patterns.

Other Long-term Investments

Other long-term investments include investments in joint ventures and limited partnerships. The estimated fair values of these cost method investments are generally based on the Company's share of the net asset value ("NAV") as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments. No such adjustments were made as of December 31, 2014 and 2013.

Cash and Cash Equivalents, Accrued Investment Income, Receivables from Parent and Affiliates and Other Assets

The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. These assets include: cash and cash equivalents instruments, accrued investment income, and other assets that meet the definition of financial instruments, including receivables, such as unsettled trades and accounts receivable. Also included in receivables from parents and affiliates is an affiliated note whose fair value is determined in the same manner as the underlying debt described below under "Short-Term and Long-Term Debt".

Policyholders' Account Balances - Investment Contracts

Only the portion of policyholders' account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities fair values are derived using discounted projected cash flows based on interest rates that are representative of the Company's financial strength ratings, and hence reflect the Company's own NPR. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.

Securities Sold Under Agreements to Repurchase

The Company receives collateral for selling securities under agreements to repurchase, or pledges collateral under agreements to resell. Repurchase and resale agreements are also generally short-term in nature, and therefore, the carrying amounts of these instruments approximate fair value.

Cash Collateral for Loaned Securities

Cash collateral for loaned securities represents the collateral received or paid in connection with loaning or borrowing securities, similar to the securities sold under agreement to repurchase above. For these transactions, the carrying value of the related asset/liability approximates fair value as they equal the amount of cash collateral received or paid.

Short-Term and Long-Term Debt

The fair value of short-term and long-term debt is generally determined by either prices obtained from independent pricing services, which are validated by the Company, or discounted cash flow models. These fair values consider the Company's own NPR. Discounted cash flow models predominately use market observable inputs such as the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities. For debt with a maturity of less than 90 days, the carrying value approximates fair value.

Other Liabilities and Payables to Parent and Affiliates

Other liabilities and payables to parent and affiliates are primarily payables, such as unsettled trades, drafts, escrow deposits and accrued expense payables. Due to the short term until settlement of most of these liabilities, the Company believes that carrying value approximates fair value.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


10.  DERIVATIVE INSTRUMENTS

Types of Derivative Instruments and Derivative Strategies

Interest Rate Contracts

Interest rate swaps are used by the Company to reduce risks from changes in interest rates, manage interest rate exposures arising from mismatches between assets and liabilities (including duration mismatches) and to hedge against changes in the value of assets it owns or anticipates acquiring or selling. Swaps may be attributed to specific assets or liabilities or may be used on a portfolio basis. Under interest rate swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date.

Equity Contracts

Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range.

Total return swaps are contracts whereby the Company agrees with counterparties to exchange, at specified intervals, the difference between the return on an asset (or market index) and LIBOR based on a notional amount. The Company generally uses total return swaps to hedge the effect of adverse changes in equity indices.

Foreign Exchange Contracts

Currency derivatives, including currency swaps and forwards, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.

Under currency forwards, the Company agrees with counterparties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company executes forward sales of the hedged currency in exchange for U.S. dollars at a specified exchange rate. The maturities of these forwards correspond with the future periods in which the non-U.S. dollar-denominated earnings are expected to be generated. These earnings hedges do not qualify for hedge accounting.

Under currency swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date.

Credit Contracts

Credit derivatives are used by the Company to enhance the return on the Company's investment portfolio by creating credit exposure similar to an investment in public fixed maturity cash instruments. With credit derivatives the Company can sell credit protection on an identified name, and in return receives a quarterly premium. With credit default derivatives, this premium or credit spread generally corresponds to the difference between the yield on the referenced name's public fixed maturity cash instruments and swap rates, at the time the agreement is executed. If there is an event of default by the referenced name, as defined by the agreement, then the Company is obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced defaulted security or similar security or pay the referenced amount less the auction recovery rate. See credit derivatives section below for discussion of guarantees related to credit derivatives written. In addition to selling credit protection, the Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company's investment portfolio.

Embedded Derivatives

The Company sells variable annuity products, which may include guaranteed benefit features that are accounted for as embedded derivatives. The Company has reinsurance agreements to transfer the risk related to certain of these benefit features to an affiliate, Pruco Reinsurance Ltd., or "Pruco Re". Some of the Company's universal life products contain a no-lapse guarantee provision that is reinsured with an affiliate, UPARC. The reinsurance agreement contains an embedded derivative related to the interest rate risk of the reinsurance contract. The embedded derivatives are carried at fair value. These embedded derivatives are marked to market through "Realized investment gains (losses), net" based on the change in value of the underlying contractual guarantees, which are determined using valuation models, as described in Note 9.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------

Prior to disposal in the fourth quarter of 2013, the Company invested in fixed maturities that, in addition to a stated coupon, provided a return based upon the results of an underlying portfolio of fixed income investments and related investment activity. The Company accounted for these investments as available-for-sale fixed maturities containing embedded derivatives. Such embedded derivatives are marked to market through "Realized investment gains (losses), net," based upon the change in value of the underlying portfolio.

The table below provides a summary of the gross notional amount and fair value of derivatives contracts by the primary underlying, excluding embedded derivatives which are recorded with the associated host. Many derivative instruments contain multiple underlyings. The fair value amounts below represent the gross fair value of derivative contracts prior to taking into account the netting effects of master netting agreements, cash collateral held with the same counterparty, and non-performance risk.

                                                        December 31, 2014                    December 31, 2013
                                                ----------------------------------   ---------------------------------
                                                                  Gross Fair Value                    Gross Fair Value
                                                                --------------------                 -------------------
              Primary Underlying                     Notional    Assets  Liabilities      Notional   Assets  Liabilities
------------------------------------------------    --------------------------------------------------------------------

                                                                              (in thousands)
Derivatives Designated as Hedge Accounting
 Instruments:
Currency/Interest Rate
Currency Swaps                                      $   291,100 $ 14,733   $ (3,008)     $   249,601 $ 6,304  $ (11,583)
                                                    ----------- -------- -----------     ----------- ------- -----------
Total Qualifying Hedges                             $   291,100 $ 14,733   $ (3,008)     $   249,601 $ 6,304  $ (11,583)
                                                    =========== ======== ===========     =========== ======= ===========
Derivatives Not Qualifying as Hedge Accounting
 Instruments:
Interest Rate
Interest Rate Swaps                                 $ 3,184,400 $192,181   $(20,574)     $ 2,434,400 $47,475  $(185,222)

Currency
Forwards                                                  1,025       40           -             507       2           -
Credit
Credit Default Swaps                                     12,275      150       (513)          14,275      15       (862)
Currency/Interest Rate
Currency Swaps                                          101,653    6,677       (712)          69,450     211     (3,325)
Equity
Total Return Swaps                                      577,054    2,405    (19,670)         332,000       -     (8,057)
Equity Options                                       39,735,182   26,932    (14,210)      40,739,168  19,639     (9,418)
                                                    ----------- -------- -----------     ----------- ------- -----------
Total Non-Qualifying Hedges                          43,611,589  228,385    (55,679)      43,589,800  67,342   (206,884)
                                                    =========== ======== ===========     =========== ======= ===========
Total Derivatives (1)                               $43,902,689 $243,118   $(58,687)     $43,839,401 $73,646  $(218,467)
                                                    =========== ======== ===========     =========== ======= ===========

  (1)Excludes embedded derivatives which contain multiple underlyings. The fair value of the embedded derivatives related to living benefit feature was a liability of $4,994 million and an asset of $348 million as of December 31, 2014 and December 31, 2013, respectively, included in "Future policy benefits." The fair value of the embedded derivatives related to the reinsurance of certain of these benefits to Pruco Re was an asset of $4,522 million and a liability of $388 million as of December 31, 2014 and December 31, 2013, respectively, included in "Reinsurance Recoverables" and "Other Liabilities," respectively. The fair value of the embedded derivative related to the no-lapse guarantee with UPARC was an asset of $376 million and $11 million as of December 31, 2014 and December 31, 2013, respectively, included in "Reinsurance Recoverables." See Note 12 for additional information on the agreement.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Offsetting Assets and Liabilities

The following table presents recognized derivative instruments (including bifurcated embedded derivatives), and repurchase and reverse repurchase agreements that are offset in the balance sheet, and/or are subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in the balance sheet.

                                                                              December 31, 2014
                                                -----------------------------------------------------------------------------
                                                                    Gross            Net
                                                    Gross          Amounts         Amounts
                                                 Amounts of     Offset in the   Presented in
                                                 Recognized     Statement of    the Statement     Financial
                                                  Financial       Financial     of Financial    Instruments/
                                                 Instruments      Position        Position      Collateral(1)    Net Amount
                                                -------------- ---------------  -------------- ---------------  -------------
                                                                               (in thousands)
Offsetting of Financial Assets:
Derivatives(1)                                  $      242,523 $      (215,066) $       27,457 $        (7,194) $      20,263
Securities purchased under agreement to resell          93,633               -          93,633         (93,633)             -
                                                -------------- ---------------  -------------- ---------------  -------------
Total Assets                                    $      336,156 $      (215,066) $      121,090 $      (100,827) $      20,263
                                                ============== ===============  ============== ===============  =============
Offsetting of Financial Liabilities:
Derivatives(1)                                  $       58,687 $       (58,687) $            - $             -  $           -
Securities sold under agreement to repurchase                -               -               -               -              -
                                                -------------- ---------------  -------------- ---------------  -------------
Total Liabilities                               $       58,687 $       (58,687) $            - $             -  $           -
                                                ============== ===============  ============== ===============  =============

                                                                              December 31, 2013
                                                -----------------------------------------------------------------------------
                                                                    Gross            Net
                                                    Gross          Amounts         Amounts
                                                 Amounts of     Offset in the   Presented in
                                                 Recognized     Statement of    the Statement     Financial
                                                  Financial       Financial     of Financial    Instruments/
                                                 Instruments      Position        Position      Collateral(1)    Net Amount
                                                -------------- ---------------  -------------- ---------------  -------------
                                                                               (in thousands)
Offsetting of Financial Assets:
Derivatives(1)                                  $       73,219 $       (73,219) $            - $             -  $           -
Securities purchased under agreement to resell          56,139               -          56,139         (56,139)             -
                                                -------------- ---------------  -------------- ---------------  -------------
Total Assets                                    $      129,358 $       (73,219) $       56,139 $       (56,139) $           -
                                                ============== ===============  ============== ===============  =============
Offsetting of Financial Liabilities:
Derivatives(1)                                  $      218,467 $       (73,051) $      145,416 $      (136,593) $       8,823
Securities sold under agreement to repurchase                -               -               -               -              -
                                                -------------- ---------------  -------------- ---------------  -------------
Total Liabilities                               $      218,467 $      (73,051)  $      145,416 $      (136,593) $       8,823
                                                ============== ===============  ============== ===============  =============

  (1)Amounts exclude the excess of collateral received/pledged from/to the counterparty.

For information regarding the rights of offset associated with the derivative assets and liabilities in the table above see "Credit Risk" below. For securities purchased under agreements to resell and securities sold under agreements to repurchase, the Company monitors the value of the securities and maintains collateral, as appropriate, to protect against credit exposure. Where the Company has entered into repurchase and resale agreements with the same counterparty, in the event of default, the Company would generally be permitted to exercise rights of offset. For additional information on the Company's accounting policy for securities repurchase and resale agreements, see Note 2 to the Company's Consolidated Financial Statements.

Cash Flow Hedges

The primary derivative instruments used by the Company in its cash flow hedge accounting relationships are currency swaps. These instruments are only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit, equity or embedded derivatives in any of its cash flow hedge accounting relationships.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


The following tables provide the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship:

                                                                    Year Ended December 31, 2014
-                                                     ---------------------------------------------------------
                                                                                                         Accumulated
                                                                                                            Other
                                                         Realized            Net                        Comprehensive
                                                        Investment        Investment       Other           Income
                                                      Gains (Losses)        Income         Income         (Loss)(1)
                                                      ---------------------------------------------------------------
                                                                           (in thousands)
Derivatives Designated as Hedging Instruments:
Cash flow hedges
  Currency/Interest Rate                              $            -     $      1,027     $     908           $16,286
                                                      --------------     ------------     ---------     -------------
  Total cash flow hedges                                           -            1,027           908            16,286
                                                      --------------     ------------     ---------     -------------
Derivatives Not Qualifying as Hedging Instruments:
  Interest Rate                                              350,946                -             -                 -
  Currency                                                        86                -             -                 -
  Currency/Interest Rate                                      14,344                -           126                 -
  Credit                                                           2                -             -                 -
  Equity                                                    (65,424)                -             -                 -
  Embedded Derivatives                                     (209,398)                -             -                 -
                                                      --------------     ------------     ---------     -------------
  Total non-qualifying hedges                                 90,556                -           126                 -
                                                      --------------     ------------     ---------     -------------
  Total                                               $       90,556     $      1,027     $   1,034           $16,286
                                                      ==============     ============     =========     =============

                                                                    Year Ended December 31, 2013
-                                                     ---------------------------------------------------------
                                                                                                         Accumulated
                                                                                                            Other
                                                         Realized            Net                        Comprehensive
                                                        Investment        Investment       Other           Income
                                                      Gains (Losses)        Income         Income         (Loss)(1)
                                                      ---------------------------------------------------------------
                                                                           (in thousands)
Derivatives Designated as Hedging Instruments:
Cash flow hedges
  Currency/Interest Rate                              $            -     $      1,029     $   (794)          $(4,848)
                                                      --------------     ------------     ---------     -------------
  Total cash flow hedges                                           -            1,029         (794)           (4,848)
                                                      --------------     ------------     ---------     -------------
Derivatives Not Qualifying as Hedging Instruments:
  Interest Rate                                            (191,954)                -             -                 -
  Currency                                                        51                -             -                 -
  Currency/Interest Rate                                     (3,450)                -          (17)                 -
  Credit                                                     (1,106)                -             -                 -
  Equity                                                   (130,714)                -             -                 -
  Embedded Derivatives                                       274,374                -             -                 -
                                                      --------------     ------------     ---------     -------------
  Total non-qualifying hedges                               (52,799)                -             -                 -
                                                      --------------     ------------     ---------     -------------
  Total                                               $     (52,799)     $      1,029     $   (811)          $(4,848)
                                                      ==============     ============     =========     =============

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


                                                Year Ended December 31, 2012
                                       -------------------------------------------------------------
                                                                                      Accumulated
                                            Realized          Net                        Other
                                           Investment      Investment    Other       Comprehensive
                                         Gains (Losses)      Income      Income     Income (Loss)(1)
                                       -------------------------------------------------------------
                                                               (in thousands)
Derivatives Designated as Hedging
Instruments:
Cash flow hedges
  Currency/Interest Rate                 $             -   $      707   $      46           $(2,376)
                                         ---------------   ----------   ---------   ----------------
  Total cash flow hedges                               -          707          46            (2,376)
                                         ---------------   ----------   ---------   ----------------
Derivatives Not Qualifying as Hedging
Instruments:
  Interest Rate                                    1,309            -           -                  -
  Currency                                         (147)            -           -                  -
  Currency/Interest Rate                           (866)            -         (6)                  -
  Credit                                           (763)            -           -                  -
  Equity                                        (69,527)            -           -                  -
  Embedded Derivatives                         (116,431)            -           -                  -
                                         ---------------   ----------   ---------   ----------------
  Total non-qualifying hedges                  (186,425)            -         (6)                  -
                                         ---------------   ----------   ---------   ----------------
  Total                                  $     (186,425)   $      707   $      40           $(2,376)
                                         ===============   ==========   =========   ================

  (1)Amounts deferred in "Accumulated other comprehensive income (loss)."

For the years ended December 31, 2014, 2013 and 2012, the ineffective portion of derivatives accounted for using hedge accounting was not material to the Company's results of operations. Also, there were no material amounts reclassified into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.

Presented below is a rollforward of current period cash flow hedges in "Accumulated other comprehensive income (loss)" before taxes:

                                                                                       (in thousands)
                                                                                     ----------------
Balance, December 31, 2011                                                                   $  2,523
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2012             (622)
Amount reclassified into current period earnings                                              (1,754)
                                                                                     ----------------
Balance, December 31, 2012                                                                        147
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2013           (4,519)
Amount reclassified into current period earnings                                                (329)
                                                                                     ----------------
Balance, December 31, 2013                                                                    (4,701)
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2014            22,880
Amount reclassified into current period earnings                                              (6,594)
                                                                                     ----------------
Balance, December 31, 2014                                                                   $ 11,585
                                                                                     ================

As of December 31, 2014 and 2013, the Company did not have any qualifying cash flow hedges of forecasted transactions other than those related to the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments. The maximum length of time for which these variable cash flows are hedged is 20 years. Income amounts deferred in "Accumulated other comprehensive income (loss)" as a result of cash flow hedges are included in "Net unrealized investment gains (losses)" in the Consolidated Statements of Equity.

Credit Derivatives

The Company has no exposure from credit derivatives where it has written credit protection as of December 31, 2014 and December 31, 2013.

The Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company's investment portfolio. As of December 31, 2014 and December 31, 2013, the Company had $12 million and $14 million of outstanding notional amounts, respectively, reported at fair value as a liability of less than $1 million for both periods.

Credit Risk

The Company is exposed to credit-related losses in the event of non-performance by our counterparty to financial derivative transactions.

The Company has credit risk exposure to an affiliate, Prudential Global Funding, LLC ("PGF"), related to its OTC derivative transactions. PGF manages credit risk with external counterparties by entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties, and by obtaining collateral, such as cash and securities, when appropriate. Additionally, limits are set on single party credit exposures which are subject to periodic management review.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Under fair value measurements, the Company incorporates the market's perception of its own and the counterparty's non-performance risk in determining the fair value of the portion of its OTC derivative assets and liabilities that are uncollateralized. Credit spreads are applied to the derivative fair values on a net basis by counterparty. To reflect the Company's own credit spread a proxy based on relevant debt spreads is applied to OTC derivative net liability positions. Similarly, the Company's counterparty's credit spread is applied to OTC derivative net asset positions.

11. COMMITMENTS, CONTINGENT LIABILITIES AND LITIGATION AND REGULATORY MATTERS

Commitments

The Company has made commitments to fund commercial loans. As of December 31, 2014, the outstanding balance on this commitment was $37 million. The Company also made commitments to purchase or fund investments, mostly private fixed maturities. As of December 31, 2014, $68 million of this commitment was outstanding.

Contingent Liabilities

On an ongoing basis, the Company's internal supervisory and control functions review the quality of sales, marketing and other customer interface procedures and practices and may recommend modifications or enhancements. From time to time, this review process results in the discovery of product administration, servicing or other errors, including errors relating to the timing or amount of payments or contract values due to customers. In certain cases, if appropriate, the Company may offer customers remediation and may incur charges, including the costs of such remediation, administrative costs and regulatory fines.

The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see "Litigation and Regulatory Matters" below.

It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flow for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company's financial position.

Litigation and Regulatory Matters

The Company is subject to legal and regulatory actions in the ordinary course of its business. Pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which it operates. The Company is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of the Company's pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain. The following is a summary of certain pending proceedings.

The Company establishes accruals for litigation and regulatory matters when it is probable that a loss has been incurred and the amount of that loss can be reasonably estimated. For litigation and regulatory matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimable, no accrual is established, but the matter, if material, is disclosed, including matters discussed below. As of December 31, 2014, the aggregate range of reasonably possible losses in excess of accruals established is not currently estimable. The Company reviews relevant information with respect to its litigation and regulatory matters on a quarterly and annual basis and updates its accruals, disclosures and estimates of reasonably possible loss based on such reviews.

In January 2013, a qui tam action on behalf of the State of Florida, Total Asset Recovery Services v. Met Life Inc., et al., Manulife Financial Corporation, et. al., Prudential Financial, Inc., The Prudential Insurance Company of America, and Prudential Insurance Agency, LLC, filed in the Circuit Court of Leon County, Florida, was served on Prudential Insurance. The complaint alleges that Prudential Insurance failed to escheat life insurance proceeds to the State of Florida in violation of the Florida False Claims Act and seeks injunctive relief, compensatory damages, civil penalties, treble damages, prejudgment interest, attorneys' fees and costs. In March 2013, the Company filed a motion to dismiss the complaint. In August 2013, the court dismissed the complaint with prejudice. In September 2013, plaintiff filed an appeal with Florida's Circuit Court of the Second Judicial Circuit in Leon County. In September 2014, the Florida District Court of Appeal First District affirmed the trial court's decision.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


In October 2012, the State of West Virginia, through its State Treasurer, filed a lawsuit, State of West Virginia ex. Rel. John D. Perdue v. PRUCO Life Insurance Company, in the Circuit Court of Putnam County, West Virginia. The complaint alleges violations of the West Virginia Uniform Unclaimed Property Fund Act by failing to properly identify and report all unclaimed insurance policy proceeds which should either be paid to beneficiaries or escheated to West Virginia. The complaint seeks to examine the records of the Company to determine compliance with the West Virginia Uniform Unclaimed Property Fund Act, and to assess penalties and costs in an undetermined amount. In April 2013, the Company filed a motion to dismiss the complaint. In December 2013, the Court granted the Company's motion and dismissed the complaint with prejudice. In January 2014, the State of West Virginia appealed the decision.

In January 2012, a Global Resolution Agreement entered into by the Company and a third party auditor became effective upon its acceptance by the unclaimed property departments of 20 states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor acting on behalf of the signatory states will compare expanded matching criteria to the Social Security Master Death File ("SSMDF") to identify deceased insureds and contractholders where a valid claim has not been made. In February 2012, a Regulatory Settlement Agreement entered into by the Company to resolve a multi-state market conduct examination regarding its adherence to state claim settlement practices became effective upon its acceptance by the insurance departments of 20 states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires the Company to adopt and implement additional procedures comparing its records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Substantially all other jurisdictions that are not signatories to the Global Resolution Agreement or the Regulatory Settlement Agreement have entered into similar agreements with the Company.

The New York Attorney General has subpoenaed the Company, along with other companies, regarding its unclaimed property procedures and may ultimately seek remediation and other relief, including damages. Additionally, the New York Office of Unclaimed Funds is conducting an audit of the Company's compliance with New York's unclaimed property laws.

The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company's results of operations or cash flow in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for such period. In light of the unpredictability of the Company's litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company's financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company's financial position.

12. RELATED PARTY TRANSACTIONS

The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. Although we seek to ensure that these transactions and relationships are fair and reasonable, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.

Expense Charges and Allocations

Many of the Company's expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.

The Company's general and administrative expenses are charged to the Company using allocation methodologies based on business production processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly. General and administrative expenses include allocations of stock compensation expenses related to a stock option program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock option program was $1 million for each of the years ended December 31, 2014, 2013 and 2012. The expense charged to the Company for the deferred compensation program was $7 million, $7 million and $6 million for the years ended December 31, 2014, 2013 and 2012; respectively.

The Company is charged for its share of employee benefits expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on final group earnings and length of service while others are based on an account balance, which takes into consideration age, service and earnings during career. The Company's share of net expense for the pension plans was $20 million, $22 million and $18 million for the years ended December 31, 2014, 2013 and 2012; respectively.

Prudential Insurance sponsors voluntary savings plans for its employee's 401(k) plans. The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The Company's expense for its share of the voluntary savings plan was $9 million, $8 million and $8 million for both the years ended December 31, 2014, 2013 and 2012; respectively.

The Company is charged distribution expenses from Prudential Insurance's agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market based pricing arrangement.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------

The Company pays commissions and certain other fees to Prudential Annuities Distributors, Incorporated ("PAD") in consideration for PAD's marketing and underwriting of the Company's products. Commissions and fees are paid by PAD to broker-dealers who sell the Company's products. Commissions and fees paid by the Company to PAD were $862 million, $877 million, and $1,222 million for the years ended December 31, 2014, 2013, and 2012, respectively.

Corporate Owned Life Insurance

The Company has sold five Corporate Owned Life Insurance or, "COLI," policies to Prudential Insurance, and one to Prudential Financial. The cash surrender value included in separate accounts for these COLI policies was $2,812 million at December 31, 2014 and $2,595 million at December 31, 2013. Fees related to these COLI policies were $45 million, $42 million and $35 million for the years ended December 31, 2014, 2013 and 2012; respectively. The Company retains the majority of the mortality risk associated with these COLI policies. In October 2013, the Company increased the maximum amount of mortality risk on any life to $3.5 million for certain COLI policies.

Derivative Trades

In its ordinary course of business, the Company enters into OTC derivative contracts with an affiliate, PGF.

Reinsurance with Affiliates

The Company participates in reinsurance with its affiliates Prudential Life Insurance Company of Taiwan Inc., ("Prudential of Taiwan"), Prudential Arizona Reinsurance Captive Company, ("PARCC"), UPARC, Pruco Re, Prudential Arizona Reinsurance Term Company, ("PAR Term"), PAR U, PURC, and Prudential Term Reinsurance Company, ("Term Re"), and its parent company, Prudential Insurance, in order to provide risk diversification and additional capacity for future growth, limit the maximum net loss potential, manage the statutory capital for its individual life business, facilitate its capital market hedging program and align accounting methodology for the assets and liabilities of living benefit riders contained in annuities contracts. The Company is not relieved of its primary obligation to the policyholder as a result of these agreements. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company believes a material reinsurance liability resulting from such inability of reinsurers to meet their obligations is unlikely.

On January 2, 2013, the Company began to assume GUL business from Prudential Insurance in connection with the acquisition of the Hartford Life Business. The GUL business assumed from Prudential Insurance is subsequently retroceded to PAR U. Collectively, reinsurance of this GUL business does not have a material impact on the equity of the Company.

Reserves related to reinsured long duration contracts are accounted for using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers, for long duration reinsurance arrangements, are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies. Reinsurance premiums ceded for interest-sensitive life products are accounted for as a reduction of policy charges and fee income. Reinsurance premiums ceded for term insurance products are accounted for as a reduction of premiums.

Realized investment gains and losses include the impact of reinsurance agreements that are accounted for as embedded derivatives. Changes in the fair value of the embedded derivatives are recognized through "Realized investment gains (losses)." The Company has entered into reinsurance agreements to transfer the risk related to certain living benefit options on variable annuities to Pruco Re. The Company has also entered into an agreement with UPARC to reinsure a portion of the no-lapse guarantee provision on certain universal life products. These reinsurance agreements are derivatives and have been accounted for in the same manner as an embedded derivative. See Note 10 for additional information related to the accounting for embedded derivatives.

Reinsurance amounts included in the Company's Consolidated Statements of Financial Position as of December 31, were as follows:

                                                              December 31,       December 31,
                                                                  2014               2013
                                                           -----------------  -----------------
                                                                      (in thousands)

Reinsurance recoverable                                    $      20,594,371  $      13,614,964
Policy loans                                                         (69,501)           (64,720)
Deferred policy acquisition costs                                 (1,709,625)        (1,627,838)
Other assets                                                          39,458             42,895
Policyholders' account balances                                    4,827,071          4,681,356
Future policy benefits and other policyholder liabilities          2,193,735          1,359,340
Other liabilities (reinsurance payables) (1)                         433,627            618,781

(1)December 31, 2013 includes $388 million reclassed from reinsurance recoverables to other liabilities.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------

The reinsurance recoverables by counterparty is broken out below.

                                  December 31,      December 31,
                                      2014              2013
                                ----------------- -----------------
                                          (in thousands)
UPARC                           $         407,209 $          44,835
PAR U                                   9,147,870         8,091,714
PURC                                    1,564,913           897,323
PARCC                                   2,499,567         2,411,157
PAR Term                                1,001,181           816,787
Term Re                                    97,099                 -
Prudential Insurance                      188,466           190,035
Pruco Re (1)                            4,522,665               642
Prudential of Taiwan                    1,157,881         1,157,639
Unaffiliated                                7,520             4,832
                                ----------------- -----------------
Total Reinsurance Recoverables  $      20,594,371 $      13,614,964
                                ================= =================

(1)December 31, 2013 excludes $388 million reclassed from reinsurance recoverable to other liabilities.

Reinsurance amounts, excluding investment gains (losses) on affiliated asset transfers, included in the Company's Consolidated Statements of Operations and Comprehensive Income (Loss) at December 31, were as follows:

                                                                       2014              2013              2012
                                                                 ----------------  ----------------  ----------------
                                                                                    (in thousands)
Premiums:
Direct                                                           $      1,408,833  $      1,319,390  $      1,221,990
Assumed                                                                         -                 -                 -
Ceded                                                                  (1,342,627)       (1,262,539)       (1,153,854)
                                                                 ----------------  ----------------  ----------------
   Net Premiums                                                            66,206            56,851            68,136
                                                                 ----------------  ----------------  ----------------
Policy charges and fee income:
Direct                                                                  2,763,536         2,356,617         2,048,167
Assumed                                                                   477,921           294,689                 -
Ceded                                                                  (1,166,605)         (770,381)         (513,404)
                                                                 ----------------  ----------------  ----------------
   Net policy charges and fee income:                                   2,074,852         1,880,925         1,534,763
                                                                 ----------------  ----------------  ----------------
Net investment income
Direct                                                                    406,620           421,107           419,010
Assumed                                                                     1,362             1,288                 -
Ceded                                                                      (3,964)           (3,384)           (1,500)
                                                                 ----------------  ----------------  ----------------
   Net investment income                                                  404,018           419,011           417,510
                                                                 ----------------  ----------------  ----------------
Net other income:
Direct                                                                     49,891            51,268            43,710
Assumed & Ceded                                                             7,936           (31,119)           30,303
                                                                 ----------------  ----------------  ----------------
   Net other income                                                        57,827            20,149            74,013
                                                                 ----------------  ----------------  ----------------
Interest credited to policyholders' account balances:
Direct                                                                    459,982           118,714           217,982
Assumed                                                                   117,725           146,011                 -
Ceded                                                                    (209,392)         (218,988)          (51,990)
                                                                 ----------------  ----------------  ----------------
   Net interest credited to policyholders' account balances               368,315            45,737           165,992
                                                                 ----------------  ----------------  ----------------
Policyholders' benefits (including change in reserves):
Direct                                                                  1,824,994         1,504,351         1,666,651
Assumed                                                                   792,616            76,425                 -
Ceded                                                                  (2,273,896)       (1,401,852)       (1,313,157)
                                                                 ----------------  ----------------  ----------------
   Net policyholders' benefits (including change in reserves)             343,714           178,924           353,494
                                                                 ----------------  ----------------  ----------------
Net reinsurance expense allowances, net of capitalization and
 amortization                                                            (266,048)         (143,100)         (204,225)
Realized investment gains (losses) net:
Direct                                                                 (4,375,107)        2,045,435          (102,605)
Assumed                                                                         -                 -                 -
Ceded                                                                   4,489,174        (2,058,885)          (53,842)
                                                                 ----------------  ----------------  ----------------
   Realized investment gains (losses) net                        $        114,067  $        (13,450) $       (156,447)
                                                                 ----------------  ----------------  ----------------

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


The gross and net amounts of life insurance face amount in force as of December 31, were as follows:

                                                          2014                2013                2012
                                                   ------------------  ------------------  ------------------
                                                                         (in thousands)
Direct gross life insurance face amount in force   $      709,800,479  $      661,834,408  $      612,238,145
Assumed gross life insurance face amount in force          44,519,176          44,691,950                   -
Reinsurance ceded                                        (694,659,804)       (650,340,432)       (557,559,303)
                                                   ------------------  ------------------  ------------------
Net life insurance face amount in force            $       59,659,851  $       56,185,926  $       54,678,842
                                                   ==================  ==================  ==================

UPARC

Through June 30, 2011 the Company, excluding its subsidiaries, reinsured its Universal Protector policies having no-lapse guarantees with UPARC, an affiliated company. UPARC reinsured an amount equal to 90% of the net amount at risk related to the first $1 million in face amount plus 100% of the net amount at risk related to the face amount in excess of $1 million as well as 100% of the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision of these policies.

Effective July 1, 2011, the agreement between the Company and UPARC to reinsure its Universal Protector policies having no-lapse guarantees was amended for policies with effective dates prior to January 1, 2011. Under the amended agreement, UPARC reinsures an amount equal to 27% of the net amount at risk related to the first $1 million in face amount plus 30% of the net amount at risk related to the face amount in excess of $1 million as well as 30% of the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision of these policies. During the first quarter of 2013, the agreement between the Company and UPARC was further amended to revise language relating to the consideration due to the Company.

Effective July 1, 2013 the agreement between the Company and UPARC to reinsure its Universal Protector policies having no-lapse guarantees was amended for policies with effective dates January 1, 2011 through December 31, 2012. Under the amended agreement, UPARC reinsures an amount equal to 27% of the net amount at risk related to the first $1 million in face amount plus 30% of the net amount at risk related to the face amount in excess of $1 million as well as 30% of the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision of these policies.

Effective January 1, 2014 the agreement between the Company and UPARC to reinsure its Universal Protector policies having no-lapse guarantees was amended for policies with effective dates on or after January 1, 2014. Under the amended agreement, UPARC will no longer reinsure Universal Protector policies having no-lapse guarantees.

Effective July 1, 2014 the agreement between the Company and UPARC to reinsure its Universal Protector policies having no-lapse guarantees was further amended for policies with effective dates January 1, 2013 through December 31, 2013. Under the amended agreement, UPARC reinsures an amount equal to 27% of the net amount at risk related to the first $1 million in face amount plus 30% of the net amount at risk related to the face amount in excess of $1 million as well as 30% of the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision of these policies.

PAR U

Effective July 1, 2011, the Company, excluding its subsidiaries, entered into an automatic coinsurance agreement with PAR U to reinsure an amount equal to 70% of all the risks associated with its Universal Protector policies having no lapse guarantees as well as its Universal Plus policies, with effective dates prior to January 1, 2011. During the first quarter of 2013, the agreement between the Company, excluding its subsidiaries, and PAR U was amended to revise language relating to the consideration due to PAR U.

Effective July 1, 2012, the Company's wholly owned subsidiary, PLNJ, entered into an automatic coinsurance agreement with PAR U to reinsure an amount equal to 95% of all the risks associated with its universal life policies. During the fourth quarter of 2012, the agreement between PLNJ and PAR U was amended to revise language relating to the consideration due to PAR U.

On January 2, 2013 the Company began to assume GUL business from Prudential Insurance in connection with the acquisition of the Hartford Life Business. The GUL business assumed from Prudential Insurance is subsequently retroceded to PAR U. Collectively, reinsurance of the GUL business does not have a material impact on the equity of the Company.

Effective July 1, 2013, the agreement between the Company, excluding its subsidiaries, and PAR U was amended for policies with effective dates from January 1, 2011 through December 31, 2012. Under the amended agreement, PAR U reinsures an amount equal to 70% of all the risks associated with its Universal Protector policies having no lapse guarantees as well as its Universal Plus policies, with effective dates from January 1, 2011 through December 31, 2012 in addition to policies covered by the initial reinsurance agreement discussed above.

Effective October 1, 2013, the Company entered into an Assumption and Novation Agreement with PAR U and PURC. Under this agreement, PAR U novates, assigns, and transfers to PURC all of its rights, title, interests, duties, obligations, and liabilities under the aforementioned amendment entered into on July 1, 2013. PURC will succeed PAR U and become the counterparty to the Company with respect to the novated business pursuant to the Novated Coinsurance Agreement (the "PURC Novated Coinsurance Agreement"). There is no financial impact to the Company as a result of this transaction.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


PURC

The Company, excluding its subsidiaries, reinsures an amount equal to 70% of all the risks associated with its Universal Protector policies having no lapse guarantees as well as its Universal Plus policies, with effective dates from January 1, 2011 through December 31, 2012 with PURC pursuant to the PURC Novated Coinsurance Agreement (as defined in "PARU" above).

Effective January 1, 2014, the Company, excluding its subsidiaries, entered into an automatic coinsurance agreement with PURC to reinsure an amount equal to 95% of all the risks associated with its Universal Protector policies having no lapse guarantees, as well as its Universal Plus policies, with effective dates on or after January 1, 2014.

Effective July 1, 2014, the agreement between the Company, excluding its subsidiaries, and PURC was amended to reinsure policies with effective dates from January 1, 2013 through December 31, 2013. Under the amended agreement, PURC reinsures an amount equal to 70% of all the risks associated with its Universal Protector policies having no lapse guarantees as well as its Universal Plus policies, in addition to policies initially covered by the PURC Novated Coinsurance Agreement.

PARCC

The Company reinsures 90% of the risks under its term life insurance policies, with effective dates prior to January 1, 2010, through an automatic coinsurance agreement with PARCC.

PAR Term

The Company reinsures 95% of the risks under its term life insurance policies with effective dates January 1, 2010 through December 31, 2013, through an automatic coinsurance agreement with PAR Term.

Term Re

The Company reinsures 95% of the risks under its term life insurance policies with effective dates on or after January 1, 2014 through an automatic coinsurance agreement with Term Re.

Prudential Insurance

The Company has a yearly renewable term reinsurance agreement with Prudential Insurance and reinsures the majority of all mortality risks not otherwise reinsured.

On January 2, 2013, the Company began to assume GUL business from Prudential Insurance in connection with the acquisition of the Hartford Life Business. The GUL business assumed from Prudential Insurance is subsequently retroceded to PAR U. Collectively, reinsurance of this GUL business does not have a material impact on the equity of the Company.

The Company has reinsured a group annuity contract with Prudential Insurance, in consideration for a single premium payment by the Company, providing reinsurance equal to 100% of all payments due under the contract.

Pruco Re

The Company uses reinsurance as part of its risk management and capital management strategies for certain of its optional living benefit features available under certain of its annuity products. Starting from 2005, the Company has entered into various automatic coinsurance agreements with Pruco Re, an affiliated company, to reinsure its living benefit features sold on certain of its annuities.

Taiwan Branch Reinsurance Agreement

On January 31, 2001, the Company transferred all of its assets and liabilities associated with its Taiwan branch, including its Taiwan insurance book of business to Prudential of Taiwan, an affiliated company.

The mechanism used to transfer this block of business in Taiwan is referred to as a "full acquisition and assumption" transaction. Under this mechanism, the Company is jointly liable with Prudential of Taiwan for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet-matured obligations. Prudential of Taiwan is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company.

The transfer of the insurance related assets and liabilities was accounted for as a long-duration coinsurance transaction under accounting principles generally accepted in the United States. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established. These assets and liabilities are denominated in US dollars.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Affiliated Asset Administration Fee Income

The Company has a revenue sharing agreement with AST Investment Services, Inc. and Prudential Investments LLC whereby the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust. Income received from AST Investment Services, Inc. and Prudential Investments LLC related to this agreement was $364 million, $311 million, and $227 million for the years ended December 31, 2014, 2013, and 2012, respectively. These revenues are recorded as "Asset administration fees" in the Consolidated Statements of Operations and Comprehensive Income (Loss).

The Company has a revenue sharing agreement with Prudential Investments LLC, whereby the Company receives fee income based on policyholders' separate account balances invested in The Prudential Series Fund ("PSF"). Income received from Prudential Investments LLC, related to this agreement was $12 million, $11 million, and $11 million for the years ended December 31, 2014, 2013, and 2012, respectively. These revenues are recorded as "Asset administration fees" in the Consolidated Statements of Operations and Comprehensive Income (Loss).

Affiliated Investment Management Expenses

In accordance with an agreement with Prudential Investment Management, Inc. ("PIMI"), the Company pays investment management expenses to PIMI who acts as investment manager to certain Company general account and separate account assets. Investment management expenses paid to PIMI related to this agreement was $15 million for the years ended December 31, 2014, 2013, and 2012. These expenses are recorded as "Net Investment Income" in the Consolidated Statements of Operations and Comprehensive Income (Loss).

Affiliated Asset Transfers

From time to time, the Company participates in affiliated asset trades with parent and sister companies. Book and market value differences for trades with a parent and sister are recognized within Additional paid-in-capital ("APIC") and Realized investment gain (loss), respectively. The table below shows affiliated asset trades as of December 31, 2013 and 2014.

                                                                                                              Additional
                                                                                                               Paid-in
                                                                                                             Capital, Net
                                                                                                                of Tax
                                                                                         Fair                 Increase/
Affiliate              Date   Transaction                 Security Type                  Value    Book Value  (Decrease)
--------------------- ------- ------------- ------------------------------------------ ---------- ---------- ------------
                                                                                                            (in millions)
Prudential Insurance  Jan-13  Transfer In   Fixed Maturities                           $      126 $      108  $    (12)
PAR U                 Jan-13  Transfer Out  Fixed Maturities                                  126        108          -
Prudential Insurance  Jan-13  Transfer In   Fixed Maturities, Commercial Mortgages,
                                            Short-term Investments, & Trading Account
                                            Assets                                          4,825      4,825        (1)
PAR U                 Jan-13  Transfer Out  Fixed Maturities, Commercial Mortgages,
                                            Short-term Investments, & Trading Account
                                            Assets                                          4,826      4,821          -
UPARC                 Feb-13  Transfer In   Fixed Maturities                                   56         52          -
PAR U                 Feb-13  Transfer Out  Fixed Maturities                                  132        122          -
Prudential Insurance  Mar-13  Purchased     Fixed Maturities                                   47         44        (2)
Prudential Insurance  Sep-13  Sale          Commercial Mortgages                                2          2          1
Prudential Financial  Sep-13  Transfer Out  Fixed Maturities                                   25         25        (1)
UPARC                 Sep-13  Transfer In   Fixed Maturities & Private Equity                 192        189          -
PARU                  Sep-13  Transfer Out  Fixed Maturities, Commercial Mortgages, &
                                            Private Equity                                    704        694          -
Prudential Insurance  Mar-14  Purchased     Fixed Maturities                                   13         13          -
Prudential Financial  Sep-14  Transfer In   Fixed Maturities & Private Equity                  81         77          3
Prudential Financial  Sep-14  Transfer Out  Fixed Maturities                                  142        136        (4)
PURC                  Sep-14  Transfer Out  Fixed Maturities, Commercial Mortgages, &
                                            Private Equity                                    178        172          -
PALAC                 Oct-14  Purchased     Fixed Maturities                                   10          9          -
Prudential Insurance  Dec-14  Purchased     Fixed Maturities, Commercial Mortgages, &
                                            Private Equity                                    122        102       (13)
PURC                  Dec-14  Purchased     JV/LP Investment                                    3          3          -


                                            Realized
                                           Investment Derivative
                                             Gain/      Gain/
              Security Type                  (Loss)     (Loss)
------------------------------------------ ---------- ----------

Fixed Maturities                            $     -   $       -
Fixed Maturities                                 18           -
Fixed Maturities, Commercial Mortgages,
Short-term Investments, & Trading Account
Assets                                            -           -
Fixed Maturities, Commercial Mortgages,
Short-term Investments, & Trading Account
Assets                                            5           -
Fixed Maturities                                  -           -
Fixed Maturities                                 10           -
Fixed Maturities                                  -           -
Commercial Mortgages                              -           -
Fixed Maturities                                  -           -
Fixed Maturities & Private Equity                 -           3
Fixed Maturities, Commercial Mortgages, &
Private Equity                                   10        (15)
Fixed Maturities                                  -           -
Fixed Maturities & Private Equity                 -           -
Fixed Maturities                                  -           -
Fixed Maturities, Commercial Mortgages, &
Private Equity                                    6         (8)
Fixed Maturities                                (1)           -
Fixed Maturities, Commercial Mortgages, &
Private Equity                                    -           -
JV/LP Investment                                  -           -

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Debt Agreements

The Company is authorized to borrow funds up to $2.2 billion from affiliates to meet its capital and other funding needs.

The following table provides the breakout of the Company's short-term and long-term debt with affiliates:

                                               Amount of Notes - Amount of Notes -
Affiliate                          Date Issued December 31, 2014 December 31, 2013 Interest Rate Date of Maturity
---------                          ----------- ----------------- ----------------- ------------- -----------------
                                                (in thousands)
Prudential Financial               11/15/2010   $            -    $       66,000           3.01%        11/13/2015
Prudential Financial                6/20/2011           50,000           150,000   2.17% - 3.17%   6/2014 - 6/2016
Prudential Financial               12/15/2011           11,000           159,000   2.99% - 3.61% 12/2014 - 12/2016
Prudential Financial               12/16/2011           22,000            33,000   2.99% - 3.61% 12/2014 - 12/2016
Prudential Financial               12/20/2012                -            88,000           1.37%        12/15/2015
Prudential Insurance               12/20/2010          204,000           204,000           3.47%        12/21/2015
Washington Street Investment        6/20/2012          237,000           316,000   2.06% - 3.02%   6/2014 - 6/2017
Washington Street Investment       12/17/2012          198,000           264,000   1.12% - 1.87% 12/2014 - 12/2017
Washington Street Investment       12/17/2012           39,000            52,000   1.21% - 1.87% 12/2014 - 12/2017
Prudential Financial               11/15/2013            9,000             9,000           2.24%        12/15/2018
Prudential Financial               11/15/2013           23,000            23,000           3.19%        12/15/2020
Prudential Insurance                12/6/2013          120,000           120,000           2.60%        12/15/2018
Prudential Insurance                12/6/2013          130,000           130,000           4.39%        12/15/2023
Prudential Insurance                12/6/2013          250,000           250,000           3.64%        12/15/2020
Pru Funding, LLC                   12/31/2013                -             2,900           0.23%          1/7/2014
Prudential Insurance                9/25/2014           30,000                 -           1.89%         6/20/2017
Prudential Insurance                9/25/2014           40,000                 -           3.95%         6/20/2024
Prudential Insurance                9/25/2014           20,000                 -           2.80%         6/20/2019
Prudential Insurance                9/25/2014           50,000                 -           3.95%         6/20/2024
Prudential Insurance                9/25/2014           50,000                 -           2.80%         6/20/2019
Prudential Insurance                9/25/2014          100,000                 -           3.47%         6/20/2021
Prudential Insurance                9/25/2014          100,000                 -           3.95%         6/20/2024
Prudential Financial               12/15/2014            5,000                 -           2.57%        12/15/2019
Prudential Financial               12/15/2014           23,000                 -           3.14%        12/15/2021
                                                --------------    --------------
Total Loans Payable to Affiliates               $    1,711,000    $    1,866,900
                                                ==============    ==============

The total interest expense to the Company related to loans payable to affiliates was $52.3 million, $40.2 million, and $43.7 million for the years ended December 31, 2014, 2013, and 2012, respectively.

Contributed Capital and Dividends

In June and December of 2014 the Company paid dividends in the amounts of $338 million and $410 million respectively to Prudential Insurance. In July and December of 2013 the Company paid dividends in the amounts of $155 million and $268 million respectively to Prudential Insurance.

13. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The unaudited quarterly results of operations for the years ended December 31, 2014 and 2013 are summarized in the table below:

                                                     March 31     June 30    September 30  December 31
                                                   ----------------------------------------------------
                                                                      (in thousands)

2014
Total revenues                                     $    815,709 $    782,985 $    687,949  $    807,454
Total benefits and expenses                             469,135      483,283      512,624       702,879
Income (loss) from operations before income taxes       346,574      299,702      175,325       104,575
Net income (loss)                                  $    279,170 $    249,068 $    172,179  $     85,386
                                                   ============ ============ ============  ============

2013
Total revenues                                     $    690,333 $    656,314 $    681,086  $    668,041
Total benefits and expenses                             235,444      229,901     (178,013)      303,812
Income (loss) from operations before income taxes       454,889      426,413      859,099       364,229
Net income (loss)                                  $    347,055 $    311,997 $    577,646  $    301,512
                                                   ============ ============ ============  ============

            Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of Pruco Life Insurance Company:

In our opinion, the accompanying consolidated statements of financial position and the related consolidated statements of operations and comprehensive income, of equity and of cash flows present fairly, in all material respects, the financial position of Pruco Life Insurance Company (a wholly owned subsidiary of The Prudential Insurance Company of America) and its subsidiaries at December 31, 2014 and December 31, 2013, and the results of their operations and their cash flows for each of the three years in the period ended
December 31, 2014 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 12 of the consolidated financial statements, the Company has entered into extensive transactions with affiliated entities.

/s/ PRICEWATERHOUSECOOPERS LLP

New York, New York
March 12, 2015

PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS:

(a)Financial Statements

(1) Financial Statements of the Sub-accounts of Pruco Life Flexible Premium Variable Annuity Account (Registrant) consisting of the Statement of Net Assets as of December 31, 2014; the Statement of Operations for the period ended December 31, 2014; the Statement of Changes in Net Assets for the periods ended December 31, 2014 and December 31, 2013, and the Notes relating thereto appear at the end of the Statement of Additional Information (Part B of the Registration Statement).

(2) Consolidated Financial Statements of Pruco Life Insurance Company (Depositor) and its subsidiaries consisting of the Consolidated Statements of Financial Position as of December 31, 2014 and 2013; and the related Consolidated Statements of Operations, Changes in Stockholder's Equity and Cash Flows for the years ended December 31, 2014, 2013, and 2012; and the Notes to the Consolidated Financial Statements appear at the end of the Statement of Additional Information (Part B of the Registration Statement).

(b)Exhibits:

(1) Resolution of the Board of Directors of Pruco Life Insurance Company establishing the Pruco Life Flexible Premium Variable Annuity Account. (Note 3)

(2) Agreements for custody of securities and similar investments--Not
Applicable.

(3) (a) Specimen Selected Broker Agreement used by PIMS. (Note 4)

   (b) Distribution and Underwriting Agreement between Prudential Annuities Distributors, Inc. "PAD" (Underwriter) and Pruco Life Insurance Company (Depositor). (Note 12)

(4) (a) The Prudential Premier Variable Annuity B Series, L Series and X Series certificate issued under group annuity contract (including schedule pages for each Series). (Note 2)

   (b) The Prudential Premier Variable Annuity B Series, L Series and X Series individual annuity contract (including schedule pages for each Series). (Note 2)

   (c) Guaranteed Minimum Income Benefit Rider. (Note 2)

   (d) Guaranteed Minimum Income Benefit Schedule Supplement. (Note 2)

   (e) Periodic Value Death Benefit Rider. (Note 2)

   (f) Periodic Value Death Benefit Schedule Supplement. (Note 2)

   (g) Combination Roll-up Value and Periodic Value Death Benefit Rider.
(Note 2)

   (h) Combination Roll-up Value Death Benefit Schedule Supplement. (Note 2)

   (i) Guaranteed Minimum Payments Benefit Rider. (Note 2)

   (j) Guaranteed Minimum Payments Benefit Schedule Supplement. (Note 2)

   (k) Enhanced Dollar Cost Averaging Rider. (Note 2)

   (l) Enhanced Dollar Cost Averaging Schedule Supplement. (Note 2)

   (m) Longevity Credit Rider. (Note 2)

   (n) Individual Retirement Annuity Endorsement. (Note 2)

   (o) Roth Individual Retirement Annuity Endorsement. (Note 2)

   (p) 403(b) Annuity Endorsement. (Note 2)

   (q) Medically Related Surrender Provision Endorsement. (Note 2)

   (r) Endorsement Rider: Joint and Survivor Guaranteed Minimum Payments Benefit (Spousal Lifetime Five). (Note 8)

   (s) Highest Daily lifetime Five Benefit Rider (Enhanced). (Note 10)

   (t) (Highest Daily Lifetime Five Schedule Supplement). (Note 11)

   (u) Highest Daily Lifetime Seven Benefit Rider. (Note 12)

   (v) Rider for Highest Daily Lifetime Seven with Beneficiary Income Option. (Note 13)

   (w) Rider for Highest Daily Lifetime Seven with Lifetime Income Accelerator. (Note 13)

   (x) Schedule Supplement for Highest Daily Lifetime Seven with Beneficiary Income Option. (Note 13)

   (y) Schedule Supplement for Highest Daily Lifetime Seven with Lifetime Income Accelerator. (Note 13)

   (z) Highest Daily Lifetime 7 Plus Benefit Rider. (Note 14)

   (aa) Schedule Supplement for Highest Daily Lifetime 7 Plus. (Note 14)

   (ab) Highest Daily Lifetime Seven Benefit Schedule Supplement. (Note 14)

   (ac) Highest Daily Lifetime Five Benefit Schedule Supplement. (Note 14)

   (ad) Beneficiary Annuity Endorsement. (Note 14)

   (ae) Beneficiary Individual Retirement Annuity Endorsement. (Note 14)

   (af) Beneficiary Roth Individual Retirement Annuity Endorsement. (Note 14)

   (ag) Highest Daily Lifetime 7 Plus with Beneficiary Income Option Benefit Rider. (Note 14)

   (ah) Highest Daily Lifetime 7 Plus with Beneficiary Income Option Schedule Supplement. (Note 14)

   (ai) Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Benefit Rider. (Note 14)

   (aj) Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Schedule Supplement. (Note 14)

   (ak) Highest Daily Lifetime 6 Plus schedule (SCH-HD6-8/09). (Note 15)

   (al) Highest Daily Lifetime 6 Plus Rider (RID-HD6-8/09). (Note 15)

   (am) Highest Daily Lifetime 6 Plus W/LIA Benefit Schedule
(SCH-HD6-LIA-8/09). (Note 15)

   (an) Highest Daily Lifetime 6 Plus W/LIA Benefit Rider (RID-HD6-LIA-8/09). (Note 15)

   (ao) Highest Daily GRO II Benefit rider (RID-HD GRO-11/09). (Note 16)

   (ap) Highest Daily GRO II Benefit Schedule (SCH-HD GRO-11/09). (Note 16)

   (aq) Highest Daily GRO CAP Benefit Schedule (SCH-HDGROCAP-11/09). (Note 16)

   (ar) Form of Highest Daily GRO II Benefit Schedule Supplement
(P-SCH-HDGRO(11/09)((8/10)). (Note 18)

   (as) Form of Highest Daily GRO Benefit Schedule Supplement
(P-SCH-HDGROCAP(11-09)(8/10)). (Note 18)

   (at) Amendatory Tax Endorsement. (Note 19)

(5) (a) Application form for the Contract. (Note 9)

(6) (a) Articles of Incorporation of Pruco Life Insurance Company, as amended through October 19, 1993. (Note 5)

   (b) By-laws of Pruco Life Insurance Company, as amended through May 6, 1997. (Note 6)

(7) Contract of reinsurance in connection with variable annuity contracts:

   (a) Coinsurance Agreement for LT5WB. (Note 2)

   (b) Coinsurance Agreement for SLT5. (Note 9)

   (c) Coinsurance Agreement for HDLT5. (Note 11)

   (d) Amendment 1 to Coinsurance Agreement for LT5WB. (Note 17)

   (e) Amendment 1 to Coinsurance Agreement for HDLT5. (Note 17)

   (f) Amendment 2 to Coinsurance Agreement for HDLT5. (Note 17)

   (g) Coinsurance Agreement for HD6+. Filed (Note 17)

   (h) Coinsurance Agreement for HD7+. Filed (Note 17)

   (i) Coinsurance Agreement for HD7. Filed (Note 17)

   (j) Coinsurance Agreement for HD GRO. (Note 17)

   (k) Amendment 1 to Coinsurance Agreement for HD GRO. (Note 17)

(8) Other material contracts performed in whole or in part after the date the registration statement is filed:

   (a)Copy of Fund Participation Agreement. (Note 7)

   (b)Copy of Rule 22C-2 Agreement. (Note 12)

   (c)Amendment to Fund Participation Agreement. (Note 19)

(9) Opinion of Counsel. (Note 17)

(10) Written Consent of Independent Registered Public Accounting Firm. (Note 1)

(11) All financial statements omitted from Item 23, Financial Statements--Not Applicable.

(12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter, or initial Contract owners--Not Applicable.

(13) Powers of Attorney:

   (a) Bernard J. Jacob (Note 21)

   (b) Lori D. Fouche (Note 1)

   (c) Kent D. Sluyter (Note 21)

   (d) Richard F. Lambert (Note 21)

   (e) Yanela C. Frias (Note 21)

   (f) John Chieffo (Note 21)

   (g) Kenneth Y. Tanji (Note 21)

(Note 1) Filed herewith.

(Note 2) Incorporated by reference to Form N-4, Registration No. 333-130989, filed January 12, 2006 on behalf of the Pruco life Flexible Premium Variable Annuity Account.

(Note 3) Incorporated by reference to Form N-4, Registration No. 033-61125, filed July 19, 1995 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 4) Incorporated by reference to Post-Effective Amendment No. 6 to Form N-4, Registration No.333-06701, filed April 15, 1999 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 5) Incorporated by reference to the initial registration on Form S-6, Registration No. 333-07451, filed July 2, 1996, on behalf of the Pruco Life Variable Appreciable Account.

(Note 6) Incorporated by reference to Form 10-Q as filed August 15, 1997, on behalf of Pruco Life Insurance Company.

(Note 7) Incorporated by reference to Form N-4, Registration No. 333-06701, filed June 24, 1996 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 8) Incorporated by reference to Post-Effective Amendment No. 9, Form N-4, Registration No.: 333-75702, filed December 9, 2005 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 9) Incorporated by reference to Pre-Effective Amendment No. 1, Form N-4, Registration No. 333-130989, filed April 14, 2006 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 10) Incorporated by reference to Post-Effective Amendment No. 1,
Form N-4, Registration No. 333-130989, filed October 6, 2006 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 11) Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4, Registration No. 333-75702 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 12) Incorporated by reference to Post-Effective Amendment No. 9,
Form N-4, Registration No. 333-130989, filed December 18, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 13) Incorporated by reference to Post-Effective Amendment No. 14 to Registration No. 333-130989, filed October 31, 2008 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 14) Incorporated by reference to Post-Effective Amendment No. 17 to Registration No. 333-130989, filed January 28, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 15) Incorporated by reference to Post-Effective Amendment No. 21,
Form N-4, Registration No. 333-130989, filed June 1, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 16) Incorporated by reference to Post-Effective Amendment No. 23 to
Form N-4, Registration No. 333-130989, filed August 27, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 17) Incorporated by reference to Post-Effective Amendment No. 25 to
Form N-4, Registration No. 333-130989, filed April 16, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 18) Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 333-130989, filed July 1, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 19) Incorporated by reference to Post-Effective Amendment No. 36 to Registration No. 333-130989 filed April 12, 2013 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 20) Incorporated by reference to Post-Effective Amendment No. 5 to Registration No. 333-184541, filed January 22, 2015 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 21) Incorporated by reference to Post-Effective Amendment No. 40 to Registration No. 333-130989, filed April 8, 2015 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR (ENGAGED DIRECTLY OR INDIRECTLY, IN REGISTRANT'S VARIABLE ANNUITY BUSINESS:

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITION AND OFFICES WITH DEPOSITOR
-----------------------------------     -----------------------------------

 Lori D. Fouche                      President, Chief Executive Officer, and
 One Corporate Drive                 Director
 Shelton, Connecticut 06484-6208

 Yanela C. Frias                     Vice President, Director, Chief
 213 Washington Street               Accounting Officer, and Chief Financial
 Newark, New Jersey 07102-2917       Officer

 John Chieffo                        Vice President and Director
 213 Washington Street
 Newark, New Jersey 07102-2917

 Lynn K. Stone                       Vice President, Chief Legal Officer, and
 One Corporate Drive                 Secretary
 Shelton, Connecticut 06484-6208

 Theresa M. Dziedzic                 Senior Vice President, Chief Actuary, and
 751 Broad Street                    Appointed Actuary
 Newark, New Jersey 07102-3714

 Bernard J. Jacob                    Director
 751 Broad Street
 Newark, New Jersey 07102-3714

 Richard F. Lambert                  Director
 751 Broad Street
 Newark, New Jersey 07102-3714

 James M. O'Connor                   Senior Vice President and Actuary
 751 Broad Street
 Newark, New Jersey 07102-3714

 Kent D. Sluyter                     Senior Vice President and Director
 213 Washington Street
 Newark, New Jersey 07102-2917

 Kenneth Y. Tanji                    Director and Treasurer
 751 Broad Street
 Newark, New Jersey 07102-3714

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR
REGISTRANT:

The Registrant separate account may be deemed to be under common control (or where indicated, identical to) the following separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor: The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable AnnuityContract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium

Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ("Pruco Life"); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.

The subsidiaries of Prudential Financial Inc. ("PFI") are listed under Exhibit
21.1 of the Annual Report on Form 10-K of PFI (Registration No. 001-16707), filed on February 20, 2015, the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the "Act"). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).

ITEM 27. NUMBER OF CONTRACT OWNERS: As of November 30, 2015, there were 17,416 Qualified contract owners and 7,786 Non-Qualified contract owners of the B series, 14,722 Qualified contract owners and 8,243 Non-Qualified contract owners of the L series, and 27,026 Qualified contract owners and 10,477 Non-Qualified contract owners of the X series.

ITEM 28. INDEMNIFICATION:

The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

Arizona, the state of organization of Pruco Life Insurance Company ("Pruco"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et. seq. of the Arizona Statutes Annotated. The text of Pruco's By-law, Article VIII, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 3(ii) to its form 10-Q filed August 15, 1997.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS:

(a) Prudential Annuities Distributors, Inc. (PAD)

PAD serves as principal underwriter for variable annuities issued by each of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and Prudential Annuities Life Assurance Corporation. Each of those insurers is part of Prudential Annuities, a business unit of Prudential Financial, that primarily issues individual variable annuity contracts. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, and Prudential Annuities Life Assurance Corporation Variable Account B.

(b) Information concerning the directors and officers of PAD is set forth below:

              NAME                   POSITIONS AND OFFICES WITH UNDERWRITER
              ----                   --------------------------------------

Rodney R. Allain                  President & CEO and Director
One Corporate Drive
Shelton, Connecticut 06484-6208

Rodney Branch                     Senior Vice President and Director
One Corporate Drive
Shelton, Connecticut 06484-6208

Wayne Chopus                      Senior Vice President and Director
One Corporate Drive
Shelton, Connecticut 06484-6208

Yanela C. Frias                   Senior Vice President and Director
213 Washington Street
Newark, New Jersey 07102-2917

Dawn M. LeBlanc                   Senior Vice President and Director
One Corporate Drive
Shelton, Connecticut 06484-6208

Steven P. Marenakos               Senior Vice President and Director
One Corporate Drive
Shelton, Connecticut 06484-6208

Timothy S. Cronin                 Senior Vice President
One Corporate Drive
Shelton, Connecticut 06484-6208

Christopher J. Hagan              Chief Operating Officer and Vice President
2101 Welsh Road
Dresher, Pennsylvania 19025-5000

John D. Rosero                    Vice President, Secretary and Chief Legal
213 Washington Street             Officer
Newark, New Jersey 07102-2917

Elizabeth Marin                   Treasurer
751 Broad Street
Newark, New Jersey 07102-3714

Steven Weinreb                    Chief Financial Officer and Controller
Three Gateway Center
Newark, New Jersey 07102-4061

Michael B. McCauley               Vice President and Chief Compliance Officer
One Corporate Drive
Shelton, Connecticut 06484-6208

Andrew A. Morawiec                Vice President
One Corporate Drive
Shelton, Connecticut 06484-6208

William D. Wilcox                 Vice President
280 Trumbull Street
Hartford, Connecticut 06103-3509

Richard W. Kinville               AML Officer
751 Broad Street
Newark, New Jersey 07102-3714

ITEM 29. PRINCIPAL UNDERWRITERS:

(c) Commissions received by PAD during 2014 with respect to all individual annuities issued by Pruco Life.

                      NET UNDERWRITING
 NAME OF PRINCIPAL     DISCOUNTS AND   COMPENSATION ON  BROKERAGE
 UNDERWRITER            COMMISSIONS      REDEMPTION    COMMISSIONS COMPENSATION
 -----------------    ---------------- --------------- ----------- ------------
 Prudential
   Annuities
   Distributors,
   Inc.*                $773,337,473        $-0-          $-0-         $-0-

* PAD did not retain any of these commissions.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books or other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, at its offices in Shelton, Connecticut and Fort Washington, Pennsylvania.

ITEM 31. MANAGEMENT SERVICES

Summary of any contract not discussed in Part A and Part B of the registration statement under which management-related services are provided to the Registrant--Not applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on
November 28, 1988.

(e) Pruco Life hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement, and has duly caused this post-effective amendment to be signed on its behalf in the City of Newark and the State of New Jersey on this 22nd day of December 2015.

             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                                  REGISTRANT

                       BY: PRUCO LIFE INSURANCE COMPANY
                                   DEPOSITOR

/s/ Lori D. Fouche*
-----------------------
Lori D. Fouche
President and Chief Executive Officer

                         PRUCO LIFE INSURANCE COMPANY
                                   DEPOSITOR

By: /s/ Lori D. Fouche*
   -------------------------------------
   Lori D. Fouche
   President and Chief Executive Officer

                                  SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE                                TITLE                     DATE
---------                   -------------------------------  ------------------

/s/ Lori D. Fouche*         Director, President and Chief    December 22, 2015
--------------------------  Executive Officer
Lori D. Fouche

Yanela C. Frias*            Chief Financial Officer, Chief   December 22, 2015
--------------------------  Accounting Officer, Vice
Yanela C. Frias             President and Director
                            (Principal Accounting Officer)

John Chieffo*               Director                         December 22, 2015
--------------------------
John Chieffo

Kenneth Y. Tanji*           Director                         December 22, 2015
--------------------------
Kenneth Y. Tanji

Bernard J. Jacob*           Director                         December 22, 2015
--------------------------
Bernard J. Jacob

Richard F. Lambert*         Director                         December 22, 2015
--------------------------
Richard F. Lambert

Kent D. Sluyter*            Director                         December 22, 2015
--------------------------
Kent D. Sluyter

By: /s/ William J. Evers
   -------------------------
   William J. Evers

* Executed by William J. Evers on behalf of those indicated pursuant to Power of Attorney.

                                   EXHIBITS

(10) Written Consent of Independent Registered Public Accounting Firm.

(13)(b) Power of Attorney for Lori D. Fouche